      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2009



                                           REGISTRATION STATEMENT NO. 333-101778
                                                                       811-21262


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                            POST-EFFECTIVE AMENDMENT NO. 19                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                    AMENDMENT NO. 96                                     [X]





                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910

              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 656-3000


                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:




It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on (May 1, 2009) pursuant to paragraph (b) of Rule 485.



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 PIONEER ANNUISTAR(SM )PLUS ANNUITY PROSPECTUS:



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009




This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     BlackRock Money Market Portfolio -- Class A
  TRUST -- CLASS 2                                 MFS(R) Total Return Portfolio -- Class B
  Franklin Rising Dividends Securities Fund        Oppenheimer Global Equity
  Franklin Small-Mid Cap Growth Securities            Portfolio -- Class B
     Fund                                        PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Templeton Foreign Securities Fund                Pioneer Bond VCT Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Cullen Value VCT Portfolio
  Legg Mason Partners Variable Aggressive          Pioneer Emerging Markets VCT Portfolio
     Growth Portfolio -- Class II                  Pioneer Equity Income VCT Portfolio
  Legg Mason Partners Variable Capital and         Pioneer Fund VCT Portfolio
     Income Portfolio -- Class II                  Pioneer High Yield VCT Portfolio
  Legg Mason Partners Variable Fundamental         Pioneer Ibbotson Growth Allocation VCT
     Value Portfolio -- Class I                       Portfolio
MET INVESTORS SERIES TRUST                         Pioneer Ibbotson Moderate Allocation VCT
  Lazard Mid Cap Portfolio -- Class B                 Portfolio
  MFS(R) Research International                    Pioneer Mid Cap Value VCT Portfolio
     Portfolio -- Class B                          Pioneer Real Estate Shares VCT Portfolio
  Oppenheimer Capital Appreciation
     Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class
     E
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class E






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................    10
CONDENSED FINANCIAL INFORMATION.........................................    15
THE ANNUITY CONTRACT....................................................    15
Contract Owner Inquiries................................................    16
Purchase Payments.......................................................    16
Purchase Payment Credits................................................    17
Accumulation Units......................................................    18
The Variable Funding Options............................................    18
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    22
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    23
Administrative Charges..................................................    24
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    24
Guaranteed Minimum Withdrawal Benefit Charge............................    25
Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life")
  Charge................................................................    25
Guaranteed Minimum Accumulation Benefit Charge..........................    25
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    26
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    29
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    29
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    33
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    36
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    37
Death Proceeds under 403(b) Contracts...................................    37
LIVING BENEFITS.........................................................    37
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    37
Guaranteed Minimum Accumulation Benefit ("GMAB")........................    54
THE ANNUITY PERIOD......................................................    59
Maturity Date...........................................................    59
Allocation of Annuity...................................................    60
Variable Annuity........................................................    60
Fixed Annuity...........................................................    61
PAYMENTS OPTIONS........................................................    61
Election of Options.....................................................    61
Annuity Options.........................................................    61
Variable Liquidity Benefit..............................................    62
MISCELLANEOUS CONTRACT PROVISIONS.......................................    62
Right to Return.........................................................    62
Termination.............................................................    62
Required Reports........................................................    63
Suspension of Payments..................................................    63
THE SEPARATE ACCOUNT....................................................    63
Performance Information.................................................    64
FEDERAL TAX CONSIDERATIONS..............................................    64
General Taxation of Annuities...........................................    64
Types of Contracts: Qualified and Non-qualified.........................    65
Qualified Annuity Contracts.............................................    65
Taxation of Qualified Annuity Contracts.................................    66
Mandatory Distributions for Qualified Plans.............................    66
Individual Retirement Annuities.........................................    67
Roth IRAs ..............................................................    67
TSAs (ERISA and Non-ERISA)..............................................    67
Non-qualified Annuity Contracts.........................................    69
Diversification Requirements for Variable Annuities.....................    70
Ownership of the Investments............................................    71
Taxation of Death Benefit Proceeds......................................    71
Other Tax Considerations................................................    71
Treatment of Charges for Optional Benefits..............................    71
Guaranteed Minimum Withdrawal Benefits..................................    71
Puerto Rico Tax Considerations..........................................    72
Non-Resident Aliens.....................................................    74
Tax Credits and Deductions..............................................    74
OTHER INFORMATION.......................................................    74
The Insurance Company...................................................    74
Financial Statements....................................................    75
Distribution of Variable Annuity Contracts..............................    75
Conformity with State and Federal Laws..................................    77
Voting Rights...........................................................    77
Restrictions on Financial Transactions..................................    77
Legal Proceedings.......................................................    77
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.



GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Fixed Account is currently not available. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

We offer a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that you can select when you purchase the Contract. There are four different versions of the GMWB under this Contract: GMWB I, GMWB II, GMWB III and GMWB for Life. (Check with your registered representative to see which version(s) of the rider is available in your state.) If you select one of the GMWB riders, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The current charge for GMWB I, GMWB II and GMWB III, on an annual basis, is as follows: 0.40%, 0.50% and 0.25%, respectively. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you elect the GMWB for Life ("Living Income Guarantee") rider, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances. (see "Termination".)

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater of the Contract Owner or the Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expense for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

          For Contracts issued on or after May 1, 2003, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before May 1, 2003. For contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   8%(1)
(as a percentage of the Purchase Payments and any associated
  Purchase Payment Credits withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   8%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $40(4)


---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASEPAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%



(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................         1.40%            1.55%            1.75%
Administrative Expense Charge.........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................         1.75%            1.90%            2.10%
Optional GMAB Charge..................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)....................................         2.25%            2.40%            2.60%
Optional GMWB I Charge................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge..............................         0.25%            0.25%            0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE....         1.50%(6)         1.50%(6)         1.50%(6)

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.....         1.50%(6)         1.50%(6)         1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (SINGLE LIFE OPTION) ONLY SELECTED.............         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (JOINT LIFE OPTION) ONLY SELECTED..............         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................         2.00%            2.15%            2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED.........         3.25%            3.40%            3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED..........         3.25%            3.40%            3.60%


---------


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.16% for the Subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class E; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.76%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.60%        0.25%       0.02%          0.01%           0.88%         0.01%         0.87%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.28%          0.02%           1.05%         0.02%         1.03%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.02%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class II++.....     0.75%        0.25%       0.06%            --            1.06%           --          1.06%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......     0.75%        0.25%       0.15%            --            1.15%           --          1.15%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%(2)
MET INVESTORS SERIES TRUST
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(3)
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........     0.59%        0.25%       0.04%            --            0.88%           --          0.88%
  Pioneer Strategic Income
     Portfolio -- Class E(4).....     0.60%        0.15%       0.09%            --            0.84%           --          0.84%
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     E(5)........................     0.73%        0.15%       0.05%            --            0.93%         0.01%         0.92%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(7)
  MFS(R) Total Return
     Portfolio -- Class B........     0.53%        0.25%       0.05%            --            0.83%           --          0.83%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.09%            --            0.86%           --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Bond VCT Portfolio.....     0.50%        0.25%       0.27%            --            1.02%         0.15%         0.87%(8)
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.60%            --            1.55%         0.55%         1.00%(9)
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.36%            --            1.76%           --          1.76%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.10%            --            1.00%           --          1.00%
  Pioneer Fund VCT Portfolio.....     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
  Pioneer High Yield VCT
     Portfolio...................     0.65%        0.25%       0.18%            --            1.08%           --          1.08%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.11%          0.82%           1.35%         0.15%         1.20%(10)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.13%          0.79%           1.34%         0.16%         1.18%(11)
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.12%            --            1.02%           --          1.02%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.25%            --            1.30%           --          1.30%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(3) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(4) This Portfolio is not available for investment prior to May 4, 2009. If you select the Pioneer Strategic Income VCT Portfolio (of Pioneer Variable Contracts Trust) on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the Pioneer Strategic Income Portfolio (of Met Investors Series Trust) (the "Replacement Fund") because the Pioneer Strategic Income VCT Portfolio was replaced by the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Pioneer Strategic Income VCT Portfolio on your application.



(5) This Portfolio is not available for investment prior to May 4, 2009. If you select the Met/AIM Capital Appreciation Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Fund") because the Met/AIM Capital Appreciation Portfolio merged into the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Met/AIM Capital Appreciation Portfolio on your application.



(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.





(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(8) Under a contractual expense limitation in effect through May 1, 2010, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually.





(9) Under a contractual expense limitation in effect through May 1, 2010, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.



(10) The Portfolio is a "fund of funds" that invests in underlying portfolios that managed by Pioneer and in underlying funds that are not managed by Pioneer. As an investor in the underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. Under a contractual expense limitation in effect through May 1, 2010, Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses to 0.38% of the average daily net assets.





(11) The Portfolio is a "fund of funds" that invests in underlying portfolios that managed by Pioneer and in underlying funds that are not managed by Pioneer. As an investor in the underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. Under a contractual expense limitation in effect through May 1, 2010, Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses to 0.39% of the average daily net assets.


EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,342      $2,340      $3,230      $5,328      $542       $1,620      $2,690
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $1,201      $1,931      $2,570      $4,124      $401       $1,211      $2,030
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $5,328
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $4,124



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Pioneer AnnuiStar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                        ANNUITANT ON THE CONTRACT DATE*
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Annual Step-Up Death Benefit                                                     79
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


---------
* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 866-547-3793.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not an available funding option. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a

Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

PURCHASE PAYMENT CREDITS

For Contracts issued prior to May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

For Contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife

Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends          Seeks long-term capital            Franklin Advisory Services, LLC
  Securities Fund                  appreciation, with preservation
                                   of capital as an important
                                   consideration.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class II                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST++
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class E             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class E             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Bond VCT Portfolio         Seeks to provide current income    Pioneer Investment Management,
                                   from an investment grade           Inc.
                                   portfolio with due regard to
                                   preservation of capital and
                                   prudent investment risk.
Pioneer Cullen Value VCT           Seeks capital appreciation, with   Pioneer Investment Management,
  Portfolio                        current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.
Pioneer Equity Income VCT          Seeks current income and long-     Pioneer Investment Management,
  Portfolio                        term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer High Yield VCT Portfolio   Seeks to maximize total return     Pioneer Investment Management,
                                   through a combination of income    Inc.
                                   and capital appreciation.
Pioneer Ibbotson Growth            Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Moderate          Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
Pioneer Real Estate Shares VCT     Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.




++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


Currently, the Fixed Account is not available as a funding option. Please refer to your Contract and Appendix C for more information about the Fixed Account.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          D)


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


   YEARS SINCE INITIALPURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%



Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination"). You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer High Yield VCT Portfolio, and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or

     (3)  the Step-Up Value, if any, as described below**

ROLL-UP DEATH BENEFIT


-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment*, described
                                       below
                                    -  the Step-Up Value**(if any, described below),
                                       or
                                    -  the Roll-Up Death Benefit Value**, described
                                       below; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment,* described
                                       below;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value,** described
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------



* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.

** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE+

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.

+ May not be available in all states. Please check with your registered representative.

ROLL-UP DEATH BENEFIT VALUE+

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

+ May not be available in all states. Please check with your registered representative.

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/55,000) = $9,090

Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) (or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract

Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments upon the death of the Owner under the Joint Life version of the GMWB for Life (the "Living Income Guarantee for 2"). Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due

Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III", and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------

CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 6.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $5,000          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         [100,000 x            [5,000 x 1-         N/A         [100,000 x            [5,000 x 1-
REDUCTION                 (10,000/116,600)] =   (90,000/100,000)] =             (10,000/95,400)] =    (89,518/100,000)] =
(PWR)                            8,576                  500                           $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,482
OF THE
WITHDRAWAL                  (10,000>8,576)                                        (10,482>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $106,600         $90,000               $4,500          $85,400         $89,518               $4,476
-------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $5,000          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,424               $4,571                          $89,518               $4,476
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $106,600    x10,000/116,600)]     x91,424/100,000)]    $85,400    x10,000/95,400)]      (89,518/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,576                 $429           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------



WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 6.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:



                         WITHDRAWAL EXAMPLE FOR GMWB II



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $10,000        $106,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $10,000         $95,400        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/116,600) =    85,000/100,000)] =               15,000/95,400) =     84,277/100,000)] =
(PWR)                           $12,864                1,500                          $15,723               $1,572
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $15,723
OF THE
WITHDRAWAL                  (15,000>12,864)                                       (15,723>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $15,723               $1,572
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $101,600         $85,000               $8,500          $80,400         $84,277               $8,428
-------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $10,000        $106,000        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $10,000         $95,400        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $87,136                                               $84,277               $8,428
AFTER
WITHDRAWAL               [100,000 -- (100,000     $8,714 (10,000x              [100,000 -- (100,000        [10,000 x
               $101,600    x15,000/116,600)]      87,136/100,000)     $80,400    x15,000/95,400)]      (84,277/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $12,864               $1,286          $15,000         $15,723               $1,572
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")

SUMMARY OF BENEFITS. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. CURRENTLY, YOU MAY ELECT THE GMWB FOR LIFE RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. The GMWB for Life rider:

     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.

In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.


The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), upon continuation of the Contract by the spouse, the annual percentage of the RBB is based on the age of the younger spouse at the time of the first withdrawal. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.


REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider less any Purchase Payment Credits applied within 12 months prior to the date the rider was added to the Contract. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB less any Purchase Payment Credits applied within 12 months prior to the date the rider is added to the Contract.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

--------------------------------------------------------------------------------------------
                                                  MINIMUM AGE TO BE ELIGIBLE TO RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------


Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment not including any Purchase Payment Credits. Your new LWB is equal to the LWB immediately prior to the Purchase Payment not including any Purchase Payment Credits, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)

WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                               WITHDRAWAL EXAMPLE


-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $116,600        $116,600               $5,830          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A          (116,600X           (5,830 x (1-         N/A          (100,000X            (5,000 X(1-
WITHDRAWAL                 10,000/116,600) =    106,600/ 116,600) =              10,000/95,400) =      89,518/100,000) =
REDUCTION                       10,000                  500                           $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,482
OF THE
WITHDRAWAL                  (10,000=10,000)                                      (10,482 > 10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $106,600        $106,600               $5,330          $85,400         $89,518               $4,476
-------------------------------------------------------------------------------------------------------------------------



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.


                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          MET INVESTORS SERIES TRUST -- CLASS E
                            Pioneer Strategic Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio

We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.

-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------


ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

     -    you make a full withdrawal of your Contract Value;

     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.

OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:

     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of GMWB for Life.



CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in Good Order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in Good Order in our Home Office.


If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $106,000         $100,000      Not Applicable      $106,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $116,600         $100,000         $100,000         $95,400          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $4,600(2)
-------------------------------------------------------------------------------------------------------------------


---------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

 EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $106,000         $100,000         $100,000         $106,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $116,600      Not Applicable      $100,000         $116,600      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $127,200         $10,000          $110,000         $127,200         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $106,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $116,600              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 X
FOLLOWING
PARTIAL                                                                             10,000/116,600]
WITHDRAWAL           $106,600               $90,000               $10,000               $8,576                $10,000
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $106,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $95,400              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 X
FOLLOWING
PARTIAL                                                                             10,000/95,400]
WITHDRAWAL            $85,400               $89,518               $10,000               $10,482               $10,482
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in

Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          MET INVESTORS SERIES TRUST -- CLASS E
                            Pioneer Strategic Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.


          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)



          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).


TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue


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to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee.
No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


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REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------



The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under Separate Account Eleven and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). On December 8, 2008, Separate Account Twelve along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


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We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased


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more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


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TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.



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INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



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If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


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The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will

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be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss

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to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


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The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


GENERAL TAX TREATMENT OF ANNUITIES



For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.



Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.



From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.



A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS



A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.



The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.



When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.



The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.



If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.



A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.



Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



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A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN



A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements. The trust created under the qualified plan is exempt from tax on its investment income.



CONTRIBUTIONS. The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.



DISTRIBUTIONS. The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.



The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has recently held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2010.



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A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN



A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.



This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.



CONTRIBUTIONS. A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.



Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.



The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.



DISTRIBUTIONS. Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.



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Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered

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representatives) and up to 1.50% annually of average Contract Value (if asset-
based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2008, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.432          1.527                 --
                                                       2006      1.371          1.432          2,648,635
                                                       2005      1.283          1.371          2,458,869
                                                       2004      1.225          1.283          2,566,004
                                                       2003      1.000          1.225            454,474

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.728          1.708                 --
                                                       2007      1.606          1.728            832,107
                                                       2006      1.470          1.606            946,113
                                                       2005      1.391          1.470            900,744
                                                       2004      1.244          1.391            644,242
                                                       2003      1.000          1.244            257,720

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.495          1.073          3,339,564
                                                       2007      1.561          1.495          4,448,571
                                                       2006      1.353          1.561          4,877,638
                                                       2005      1.329          1.353          4,604,965
                                                       2004      1.216          1.329          3,383,245
                                                       2003      1.000          1.216            506,487

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.772          1.003          2,303,395
                                                       2007      1.618          1.772          2,549,028
                                                       2006      1.512          1.618          1,746,560
                                                       2005      1.465          1.512          1,440,790
                                                       2004      1.335          1.465          1,033,441
                                                       2003      1.000          1.335            143,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.303          1.352          2,896,518
                                                       2007      2.026          2.303          3,412,070
                                                       2006      1.694          2.026          3,233,201
                                                       2005      1.562          1.694          2,820,754
                                                       2004      1.338          1.562          1,643,650
                                                       2003      1.000          1.338            363,013

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.566          0.916          1,609,646
                                                       2007      1.625          1.566          1,848,012

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.372          0.878          2,526,645
                                                       2007      1.367          1.372          2,803,309

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.659          1.036            998,096
                                                       2007      1.732          1.659          1,225,268

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.203          1.261                 --
                                                       2006      1.037          1.203            124,478
                                                       2005      0.977          1.037             11,941

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.334          1.372                 --
                                                       2006      1.207          1.334          2,813,838
                                                       2005      1.191          1.207          2,447,656
                                                       2004      1.115          1.191          2,020,490
                                                       2003      1.000          1.115            506,362

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.585          1.640                 --
                                                       2006      1.453          1.585          1,987,471
                                                       2005      1.346          1.453          1,763,294
                                                       2004      1.257          1.346          1,762,703
                                                       2003      1.000          1.257            400,407

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.083          0.685          2,711,797

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.574          0.888          2,550,940
                                                       2007      1.508          1.574          2,922,488

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.326          1.320            707,414
                                                       2007      2.214          2.326            474,394

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.134          0.604          3,561,873
                                                       2007      1.008          1.134          3,917,570
                                                       2006      0.994          1.008          4,225,486

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.069          1.083         23,360,395
                                                       2007      1.034          1.069         14,341,336
                                                       2006      1.011          1.034          9,629,261

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.099          0.840          1,287,130
                                                       2007      1.117          1.099          1,389,767

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.101          0.645          5,083,679
                                                       2007      1.052          1.101          6,913,233
                                                       2006      0.996          1.052          7,808,887

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.011                 --
                                                       2005      0.989          1.002          8,603,519
                                                       2004      0.994          0.989          7,376,686
                                                       2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.337          1.397                 --
                                                       2005      1.294          1.337          2,686,991
                                                       2004      1.233          1.294          1,953,298
                                                       2003      1.000          1.233            557,456

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.858          2.022                 --
                                                       2005      1.654          1.858          3,678,397
                                                       2004      1.413          1.654          2,610,275
                                                       2003      1.000          1.413            545,058

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.067                 --
                                                       2006      1.012          1.028          4,768,839
                                                       2005      1.010          1.012          6,794,346
                                                       2004      0.995          1.010          4,139,097
                                                       2003      1.000          0.995            805,999

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.998          1.123                 --
                                                       2005      1.002          0.998            232,637
                                                       2004      1.025          1.002            163,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.167          1.243                 --
                                                       2005      1.143          1.167          2,704,035
                                                       2004      1.110          1.143          3,405,177
                                                       2003      1.000          1.110          1,365,810

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.092          1.065          3,503,527
                                                       2007      1.079          1.092          3,804,349

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.312          0.871          3,598,356
                                                       2007      1.252          1.312          4,044,082
                                                       2006      1.086          1.252          2,827,528
                                                       2005      0.986          1.086          1,193,160

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.474          1.837          1,762,960
                                                       2007      3.190          4.474          2,011,775
                                                       2006      2.391          3.190          1,830,275
                                                       2005      1.764          2.391          1,486,700
                                                       2004      1.510          1.764          1,065,039
                                                       2003      1.000          1.510            109,896

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.703          1.165          4,667,821
                                                       2007      1.720          1.703          6,027,323
                                                       2006      1.430          1.720          5,768,509
                                                       2005      1.377          1.430          5,347,969
                                                       2004      1.205          1.377          3,654,987
                                                       2003      1.000          1.205            786,572

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.251          1.377                 --
                                                       2006      1.065          1.251             70,810
                                                       2005      0.978          1.065             26,014

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.585          2.015                 --
                                                       2005      1.493          1.585             64,918
                                                       2004      1.283          1.493             44,760
                                                       2003      1.000          1.283             12,781

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.633          1.055          4,691,252
                                                       2007      1.583          1.633          5,631,988
                                                       2006      1.381          1.583          3,751,011
                                                       2005      1.324          1.381          3,454,934
                                                       2004      1.213          1.324          5,894,045
                                                       2003      1.000          1.213          2,054,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.154          0.747          1,704,975
                                                       2007      1.148          1.154          1,848,001
                                                       2006      1.041          1.148          1,278,481
                                                       2005      0.996          1.041            337,542

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.357          0.860          5,955,607
                                                       2007      1.305          1.357          7,494,369
                                                       2006      1.224          1.305          9,697,077
                                                       2005      1.223          1.224          7,620,435
                                                       2004      1.152          1.223         12,218,704
                                                       2003      1.000          1.152          4,518,171

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.266          0.750          1,159,831
                                                       2007      1.222          1.266          1,471,687
                                                       2006      1.085          1.222          1,235,655
                                                       2005      1.003          1.085            202,129

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.230          0.786          6,942,526
                                                       2007      1.182          1.230          6,977,094
                                                       2006      1.065          1.182          4,945,595
                                                       2005      0.983          1.065          2,086,772

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.190          0.807         15,700,518
                                                       2007      1.144          1.190         17,658,937
                                                       2006      1.050          1.144         15,516,288
                                                       2005      0.993          1.050          9,264,900

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.394          0.700          1,382,110
                                                       2007      1.318          1.394          1,632,565
                                                       2006      1.228          1.318          1,610,538
                                                       2005      1.208          1.228          1,726,868
                                                       2004      1.154          1.208          2,676,216
                                                       2003      1.000          1.154            722,786

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.295          1.240          1,301,133
                                                       2007      2.059          2.295          1,649,508
                                                       2006      1.706          2.059          1,196,732
                                                       2005      1.504          1.706            568,600
                                                       2004      1.290          1.504            879,341
                                                       2003      1.000          1.290            287,247

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.928          1.258          3,000,107
                                                       2007      1.859          1.928          3,743,748
                                                       2006      1.682          1.859          3,474,635
                                                       2005      1.587          1.682          3,388,779
                                                       2004      1.324          1.587          2,347,880
                                                       2003      1.000          1.324            359,142

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.257          0.763          2,074,678
                                                       2007      1.181          1.257          2,476,758
                                                       2006      1.167          1.181          2,348,224
                                                       2005      1.095          1.167          1,685,546
                                                       2004      1.028          1.095            459,187

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      2.035          1.235          1,900,438
                                                       2007      2.555          2.035          2,341,756
                                                       2006      1.901          2.555          2,842,057
                                                       2005      1.681          1.901          2,624,804
                                                       2004      1.261          1.681          1,854,183
                                                       2003      1.000          1.261            518,522

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.388                 --
                                                       2006      1.106          1.174          1,226,059
                                                       2005      1.074          1.106            936,147
                                                       2004      1.061          1.074            371,400

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.797          1.095          2,490,140
                                                       2007      1.966          1.797          2,852,927
                                                       2006      1.749          1.966          3,129,990
                                                       2005      1.599          1.749          2,669,108
                                                       2004      1.355          1.599          1,873,587
                                                       2003      1.000          1.355            478,649

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.434          1.523                 --
                                                       2005      1.433          1.434            419,974
                                                       2004      1.285          1.433            210,149
                                                       2003      1.000          1.285             25,055

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.301          1.131          8,328,257
                                                       2007      1.245          1.301          9,110,661
                                                       2006      1.190          1.245          9,142,180
                                                       2005      1.179          1.190          8,241,194
                                                       2004      1.089          1.179          5,743,172
                                                       2003      1.000          1.089            939,390

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.526          1.528                 --
                                                       2006      1.347          1.526          2,337,917
                                                       2005      1.307          1.347          2,421,565
                                                       2004      1.192          1.307          2,096,510
                                                       2003      1.000          1.192            318,988





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.099          1.082               --
                                                       2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.046          0.741               --
                                                       2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.074          0.600               --
                                                       2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.271          0.736               --
                                                       2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      0.998          0.576               --
                                                       2007      1.046          0.998               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.082          0.684               --
                                                       2007      1.088          1.082               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.085          0.668               --
                                                       2007      1.143          1.085               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.068          0.594               --
                                                       2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.315          0.736               --
                                                       2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.109          0.582               --
                                                       2007      0.999          1.109               --
                                                       2006      0.994          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.038          1.037               --
                                                       2007      1.017          1.038               --
                                                       2006      1.004          1.017          144,557

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.074          0.810               --
                                                       2007      1.102          1.074          136,677

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.089          1.049               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.137          0.745               --
                                                       2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      1.633          0.661               --
                                                       2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.123          0.758               --
                                                       2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.119          0.713               --
                                                       2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.065          0.680               --
                                                       2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.070          0.669               --
                                                       2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.093          0.639               --
                                                       2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.089          0.686          341,852
                                                       2007      1.060          1.089          335,694
                                                       2006      1.000          1.060          268,213

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.076          0.720           67,162
                                                       2007      1.049          1.076           67,162
                                                       2006      1.000          1.049           67,162

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.100          0.544               --
                                                       2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.234          0.657               --
                                                       2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.088          0.700               --
                                                       2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.031          0.618               --
                                                       2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      0.978          0.586               --
                                                       2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      0.933          0.561               --
                                                       2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.060          0.909               --
                                                       2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.





UNDERLYING FUND MERGER/REORGANIZATION



The following former Underlying Fund was merged with or reorganized into the new Underlying Fund and /or was reorganized into a new trust.



         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                   BlackRock Legacy Large Cap Growth
     Portfolio -- Class E                           Portfolio -- Class E



UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               MET INVESTORS SERIES TRUST
  Pioneer Strategic Income VCT                 Pioneer Strategic Income Portfolio -- Class B
     Portfolio -- Class II



UNDERLYING FUND LIQUIDATIONS


The following Underlying Funds were liquidated and are no longer available in your contract..



PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Global High Yield VCT Portfolio
  Pioneer Ibbotson Aggressive Allocation VCT
     Portfolio
  Pioneer Independence VCT Portfolio
  Pioneer International Value VCT Portfolio
  Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio
  Pioneer Small Cap Value VCT Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-70-71-75

                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009




This prospectus describes PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Growth and Income
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Small Cap Growth Portfolio -- Class
  PRODUCTS -- SERVICE CLASS 2                         A
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Global Technology Portfolio                      Pioneer Strategic Income Portfolio -- Class
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             A
  Legg Mason Partners Variable Aggressive          Third Avenue Small Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Appreciation        Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class I                        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Social              FI Value Leaders Portfolio -- Class D
     Awareness Portfolio                           MetLife Aggressive Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Oppenheimer Global Equity
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    15
THE ANNUITY CONTRACT....................................................    15
Contract Owner Inquiries................................................    16
Purchase Payments.......................................................    16
Purchase Payment Credits................................................    17
Accumulation Units......................................................    18
The Variable Funding Options............................................    18
FIXED ACCOUNT...........................................................    24
CHARGES AND DEDUCTIONS..................................................    24
General.................................................................    24
Withdrawal Charge.......................................................    25
Free Withdrawal Allowance...............................................    25
Transfer Charge.........................................................    26
Administrative Charges..................................................    26
Mortality and Expense Risk Charge.......................................    26
Variable Liquidity Benefit Charge.......................................    26
Enhanced Stepped-Up Provision Charge....................................    27
Guaranteed Minimum Withdrawal Benefit Charge............................    27
Guaranteed Minimum Accumulation Benefit Charge..........................    27
Variable Funding Option Expenses........................................    27
Premium Tax.............................................................    27
Changes in Taxes Based upon Premium or Value............................    27
TRANSFERS...............................................................    27
Market Timing/Excessive Trading.........................................    28
Dollar Cost Averaging...................................................    30
ACCESS TO YOUR MONEY....................................................    30
Systematic Withdrawals..................................................    31
OWNERSHIP PROVISIONS....................................................    31
Types of Ownership......................................................    31
Contract Owner..........................................................    31
Beneficiary.............................................................    32
Annuitant...............................................................    32
DEATH BENEFIT...........................................................    32
Death Proceeds before the Maturity Date.................................    33
Enhanced Stepped-Up Provision ("E.S.P.")................................    35
Payment of Proceeds.....................................................    35
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    37
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    38
Planned Death Benefit...................................................    38
Death Proceeds after the Maturity Date..................................    39
Death Proceeds under 403(b) Contracts...................................    39
LIVING BENEFITS.........................................................    39
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    39
Guaranteed Minimum Accumulation Benefit ("GMAB")........................    46
THE ANNUITY PERIOD......................................................    51
Maturity Date...........................................................    51
Allocation of Annuity...................................................    52
Variable Annuity........................................................    52
Fixed Annuity...........................................................    53
PAYMENTS OPTIONS........................................................    53
Election of Options.....................................................    53
Annuity Options.........................................................    53
Variable Liquidity Benefit..............................................    54
MISCELLANEOUS CONTRACT PROVISIONS.......................................    54
Right to Return.........................................................    54
Termination.............................................................    54
Required Reports........................................................    55
Suspension of Payments..................................................    55
THE SEPARATE ACCOUNT....................................................    55
Performance Information.................................................    56
FEDERAL TAX CONSIDERATIONS..............................................    56
General Taxation of Annuities...........................................    56
Types of Contracts: Qualified and Non-qualified.........................    57
Qualified Annuity Contracts.............................................    57
Taxation of Qualified Annuity Contracts.................................    58
Mandatory Distributions for Qualified Plans.............................    58
Individual Retirement Annuities.........................................    59
Roth IRAs ..............................................................    59
TSAs (ERISA and Non-ERISA)..............................................    59
Non-qualified Annuity Contracts.........................................    61
Diversification Requirements for Variable Annuities.....................    62
Ownership of the Investments............................................    63
Taxation of Death Benefit Proceeds......................................    63
Other Tax Considerations................................................    63
Treatment of Charges for Optional Benefits..............................    63
Guaranteed Minimum Withdrawal Benefits..................................    63
Puerto Rico Tax Considerations..........................................    64
Non-Resident Aliens.....................................................    66
Tax Credits and Deductions..............................................    66
OTHER INFORMATION.......................................................    66
The Insurance Company...................................................    66
Financial Statements....................................................    67
Distribution of Variable Annuity Contracts..............................    67
Conformity with State and Federal Laws..................................    69
Voting Rights...........................................................    69
Restrictions on Financial Transactions..................................    69
Legal Proceedings.......................................................    69
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.



GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

          For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 9, 2006, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004, between May 1, 2004 and May 31, 2004 or between September 1, 2004 and September 19, 2004. For contracts issued between September 20, 2004 and June 9, 2006, the 6.0% Purchase Payment Credit will apply to your initial Purchase Payment and each subsequent Purchase Payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time of the Purchase Payment is received.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   8%(1)
(as a percentage of the Purchase Payments and any associated
  Purchase Payment Credits withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   8%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $40(4)


---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................         1.40%            1.55%            1.75%
Administrative Expense Charge.........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................         1.75%            1.90%            2.10%
Optional GMAB Charge..................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)....................................         2.25%            2.40%            2.60%
Optional GMWB I Charge................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................         1.00%(6)         1.00%(6)         1.00%(6)

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Optional GMWB III Charge..............................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................         2.00%            2.15%            2.35%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the underlying fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Lord Abbett Growth and Income Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.70%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.01%            --            0.58%           --          0.58%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Dynamic Capital Appreciation
     Portfolio+..................     0.56%        0.25%       0.31%            --            1.12%           --          1.12%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................     0.64%        0.25%       0.81%            --            1.70%         0.21%         1.49%(2)
  Global Technology Portfolio....     0.64%        0.25%       0.22%            --            1.11%           --          1.11%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......     0.75%          --        0.04%            --            0.79%           --          0.79%(3)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........     0.70%          --        0.06%          0.01%           0.77%           --          0.77%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................     0.64%          --        0.09%            --            0.73%           --          0.73%(3)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.19%            --            0.94%           --          0.94%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................     0.67%          --        0.24%            --            0.91%           --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................     0.55%        0.25%       0.42%            --            1.22%           --          1.22%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.58%        0.15%       0.04%            --            0.77%           --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.63%          --        0.06%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.07%            --            0.86%           --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%           --          0.85%
  Janus Forty Portfolio -- Class
     A...........................     0.64%          --        0.03%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.05%            --            0.74%           --          0.74%(4)
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(4)
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%(5)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Met/AIM Small Cap Growth
     Portfolio -- Class A........     0.86%          --        0.03%            --            0.89%           --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.98%        0.25%       0.15%            --            1.38%           --          1.38%
  MFS(R) Research International
     Portfolio -- Class B+.......     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.49%          --        0.04%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B(6).....     0.48%        0.25%       0.05%            --            0.78%           --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................     0.70%          --        0.29%            --            0.99%           --          0.99%(7)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.73%        0.25%       0.04%            --            1.02%           --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B(6).....     0.58%        0.25%       0.03%            --            0.86%           --          0.86%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.72%        0.10%       0.05%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.38%          --        0.05%            --            0.43%         0.01%         0.42%(8)
  BlackRock Diversified
     Portfolio -- Class A(9).....     0.45%          --        0.04%            --            0.49%           --          0.49%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A(9)........................     0.73%          --        0.05%            --            0.78%         0.01%         0.77%(10)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(11)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.04%         0.69%(12)
  FI Value Leaders
     Portfolio -- Class D........     0.65%        0.10%       0.06%            --            0.81%           --          0.81%
  MetLife Aggressive Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.03%          0.72%           1.10%         0.03%         1.07%(13)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.02%          0.56%           0.93%         0.02%         0.91%(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.61%           0.96%           --          0.96%(13)
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.65%           0.97%           --          0.97%(13)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.68%           1.00%           --          1.00%(13)
  MetLife Stock Index
     Portfolio -- Class B(6).....     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(14)
  MFS(R) Total Return
     Portfolio -- Class F........     0.53%        0.20%       0.05%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.72%          --        0.08%            --            0.80%         0.07%         0.73%(15)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.09%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.51%        0.25%       0.08%            --            0.84%           --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.48%          --        0.04%            --            0.52%           --          0.52%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) Janus Capital has contractually agreed to waive the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense waiver shown reflects the application of such limits.


(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(5) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



(6) This Portfolio is not available for investment prior to May 4, 2009. If you select the Legg Mason Partners Variable Equity Index Portfolio, the Total Return Portfolio or the Comstock Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the MetLife Stock Index Portfolio, the PIMCO Total Return Portfolio or the Van Kampen Comstock Portfolio, respectively, (the "Replacement Fund") because the Legg Mason Partners Variable Equity Index Portfolio, the Total Return Portfolio and the Comstock Portfolio were replaced by their respective Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Legg Mason Partners Variable Equity Index Portfolio, the Total Return Portfolio or the Comstock Portfolio on your application.





(7) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.





(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(9) This Portfolio is not available for investment prior to May 4, 2009. If you select the FI Large Cap Portfolio, the Legg Mason Partners Managed Assets Portfolio or the Met/AIM Capital Appreciation Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio, the BlackRock Diversified Portfolio, or the BlackRock Legacy Large Cap Growth Portfolio, respectively, (the "Replacement Fund") because FI Large Cap Portfolio, the Legg Mason Partners Managed Assets Portfolio and the Met/AIM Capital Appreciation Portfolio each merged into the respective Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Large Cap Portfolio, the Legg Mason Partners Managed Assets Portfolio, or the Met/AIM Capital Appreciation Portfolio on your application.



(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(13) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.



(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.


EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,286      $2,259      $3,032      $4,869      $486       $1,459      $2,432
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $1,151      $1,864      $2,392      $3,683      $351       $1,064      $1,792
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,869
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,683



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Portfolio Architect Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Annual Step Up Death Benefit                                                     79
Roll-Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your

Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

PURCHASE PAYMENT CREDITS

For contracts issued prior to April 1, 2004, between May 1, 2004 and May 31, 2004, between September 1, 2004 and September 19, 2004, and on or after June 10, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.

For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 9, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadvisers: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
                                                                      Subadvisers: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadvisers: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of          Janus Capital Management LLC
                                   capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST+++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks total return through         MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate          Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  A++                              capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks high current income and the  MetLife Advisers, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Small Cap Growth           Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


+++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          D)


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%

Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Foreign Securities Fund, Janus Aspen Series Global Life Sciences Portfolio, Janus Aspen Series Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or

     (3)  the Step-Up Value, if any, as described below**

ROLL-UP DEATH BENEFIT


-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment*, described
                                       below
                                    -  the Step-Up Value**(if any, described below),
                                       or
                                    -  the Roll-Up Death Benefit Value**, described
                                       below; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment,* described
                                       below;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value,** described
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------



* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.

** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE+

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.

+ May not be available in all states. Please check with your registered representative.

ROLL-UP DEATH BENEFIT VALUE+

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

+ May not be available in all states. Please check with your registered representative.

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/55,000) = $9,090

Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) (or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract

Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (100,000 x           (5,000 x (1-         N/A         (100,000 x           (5,000 x (1-
WITHDRAWAL                 10,000/114,950) =     90,000/100,000) =               10,000/94,050) =      89,367/100,000) =
REDUCTION                       $8,699                 $500                           $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,633
OF THE
WITHDRAWAL                  (10,000>8,699)                                       ($10,633>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $90,000               $4,500          $84,050         $89,367               $4,468
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,301               $4,565                          $89,367               $4,468
AFTER
WITHDRAWAL               [100,000 -- (100,000   [5,000 -- (5,000 x             [100,000 -- (100,000        [5,000 x
               $104,950   x 10,000/114,950)]     91,301/100,000)]     $84,050    x 10,000/94,050)]     (89,367/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,699                 $435           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------



WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING
BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:



                         WITHDRAWAL EXAMPLE FOR GMWB II



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $10,000        $104,500        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $10,000         $94,050        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/114,950) =    85,000/100,000)] =               15,000/94,050) =     84,051/100,000)] =
(PWR)                           $13,049                1,500                          $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $15,949
OF THE
WITHDRAWAL                  (15,000>13,049)                                       (15,949>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL      $99,950         $85,000               $8,500          $79,050         $84,051               $8,405
-------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $10,000        $104,500        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $10,000         $94,050        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $86,951               $8,695                          $84,051               $8,405
AFTER
WITHDRAWAL               [100,000 -- (100,000       [(10,000 x                 [100,000 -- (100,000        [10,000 x
                $99,950   x 15,000/114,950)]     86,951/100,000)]     $79,050    x 15,000/94,050)]     (84,051/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $13,049               $1,305          $15,000         $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------

IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000      Not Applicable      $104,500         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $114,950         $100,000         $100,000         $94,050          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $5,950(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000         $100,000         $104,500         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $114,950      Not Applicable      $100,000         $114,950      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $125,400         $10,000          $110,000         $125,400         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $114,950              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/114,950]
WITHDRAWAL           $104,950               $90,000               $10,000               $8,699                $10,000
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $94,050              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/94,050]
WITHDRAWAL            $84,050               $89,368               $10,000               $10,632               $10,632
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B.

We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Partners Variable Adjustable
                               Rate Income Portfolio
                          MET INVESTORS SERIES TRUST
                            BlackRock High Yield Portfolio -- Class A
                            Pioneer Strategic Income
                               Portfolio -- Class A
                            PIMCO Inflation Protected Bond
                               Portfolio -- Class A
                            PIMCO Total Return Portfolio -- Class B
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio -- Class
                               A
                            BlackRock Money Market Portfolio -- Class
                               A
                            Western Asset Management U.S. Government
                               Portfolio -- Class A



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.


          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (Currently, we offer a ten year Rider Period.)

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).


TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you

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the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------



The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under Separate Account Eleven and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). On December 8, 2008, Separate Account Twelve along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not

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

bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered


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

taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



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TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.



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INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



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If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


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The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will

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be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss

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to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


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PUERTO RICO TAX CONSIDERATIONS


GENERAL TAX TREATMENT OF ANNUITIES



For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.



Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.



From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.



A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS



A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.



The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.



When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.



The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.



If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.



A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.



Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN



A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165


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of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements. The trust created under the qualified plan is exempt from tax on its investment income.



CONTRIBUTIONS. The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.



DISTRIBUTIONS. The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.



The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has recently held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2010.



A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN



A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.



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This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.



CONTRIBUTIONS. A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.



Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.



The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.



DISTRIBUTIONS. Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment

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Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


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The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2008, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of

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

proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.


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                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.383          1.353                 --
                                                       2005      1.223          1.383            682,786
                                                       2004      1.146          1.223            648,687
                                                       2003      1.000          1.146             22,795

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.221          1.347          2,288,132
                                                       2007      1.964          2.221          2,653,561
                                                       2006      1.657          1.964          2,480,315
                                                       2005      1.475          1.657          2,209,097
                                                       2004      1.320          1.475          1,284,663
                                                       2003      1.000          1.320            120,737

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.916          1.057          6,693,397
                                                       2007      1.732          1.916          7,733,744
                                                       2006      1.596          1.732          7,549,012
                                                       2005      1.395          1.596          6,996,054
                                                       2004      1.259          1.395          3,989,138
                                                       2003      1.000          1.259            445,004

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.670          1.022          5,249,811
                                                       2007      1.614          1.670          5,912,852
                                                       2006      1.423          1.614          6,102,276
                                                       2005      1.366          1.423          5,905,027
                                                       2004      1.257          1.366          3,678,011
                                                       2003      1.000          1.257            601,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.666          1.649                 --
                                                       2005      1.432          1.666          1,617,903
                                                       2004      1.217          1.432            403,695
                                                       2003      1.000          1.217             49,627

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.726          2.254                 --
                                                       2005      1.635          1.726          2,947,283
                                                       2004      1.264          1.635          1,173,619
                                                       2003      1.000          1.264            233,283

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.506          1.442                 --
                                                       2007      1.428          1.506            472,106
                                                       2006      1.245          1.428            601,434
                                                       2005      1.212          1.245            687,164
                                                       2004      1.171          1.212            433,165
                                                       2003      1.000          1.171             94,211

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.313          1.239                 --
                                                       2007      1.499          1.313          1,229,258
                                                       2006      1.467          1.499          1,342,028
                                                       2005      1.408          1.467          1,354,441
                                                       2004      1.285          1.408            891,842
                                                       2003      1.000          1.285            155,054

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.316          1.431                 --
                                                       2005      1.213          1.316          1,014,567
                                                       2004      1.079          1.213             88,502
                                                       2003      1.000          1.079                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.313          1.464                 --
                                                       2005      1.211          1.313            695,712
                                                       2004      1.072          1.211            295,098
                                                       2003      1.000          1.072                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      2.046          1.155          3,166,440
                                                       2007      1.772          2.046          3,125,075
                                                       2006      1.615          1.772          3,406,359
                                                       2005      1.406          1.615          2,889,474
                                                       2004      1.240          1.406          1,106,182
                                                       2003      1.000          1.240             97,781

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.654          0.955            107,615
                                                       2007      1.574          1.654            221,762
                                                       2006      1.405          1.574            258,827
                                                       2005      1.182          1.405            271,035
                                                       2004      1.185          1.182            209,054
                                                       2003      1.000          1.185             28,871

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.529          1.504          3,504,066
                                                       2007      2.227          2.529          4,121,242
                                                       2006      2.013          2.227          4,444,530
                                                       2005      1.732          2.013          4,199,602
                                                       2004      1.411          1.732          2,046,125
                                                       2003      1.000          1.411            209,120

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.457          1.699                 --
                                                       2005      1.339          1.457            718,558
                                                       2004      1.207          1.339            296,918
                                                       2003      1.000          1.207             34,806

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.645          3.316                 --
                                                       2007      2.874          3.645          1,553,828
                                                       2006      2.279          2.874          1,452,724
                                                       2005      1.816          2.279          1,196,069
                                                       2004      1.479          1.816            486,569
                                                       2003      1.000          1.479             30,447

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.303          1.352          2,896,518
                                                       2007      2.026          2.303          3,412,070
                                                       2006      1.694          2.026          3,233,201
                                                       2005      1.562          1.694          2,820,754
                                                       2004      1.338          1.562          1,643,650
                                                       2003      1.105          1.338            363,013

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.626          1.950                 --
                                                       2005      1.517          1.626          2,752,976
                                                       2004      1.328          1.517          1,122,480
                                                       2003      1.000          1.328            254,943

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.060          1.084                 --
                                                       2005      1.063          1.060          2,509,000
                                                       2004      0.990          1.063            742,252

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.237          1.278                 --
                                                       2005      1.167          1.237             61,670
                                                       2004      1.094          1.167             94,312
                                                       2003      1.000          1.094             70,254

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.860          1.300             88,565
                                                       2007      1.552          1.860             74,167
                                                       2006      1.483          1.552             52,098
                                                       2005      1.340          1.483             51,976
                                                       2004      1.192          1.340             60,932
                                                       2003      1.000          1.192             23,441

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.918          1.058            228,946
                                                       2007      1.601          1.918            331,327
                                                       2006      1.508          1.601            147,445
                                                       2005      1.373          1.508            131,023
                                                       2004      1.386          1.373             94,010
                                                       2003      1.000          1.386             11,575

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.677          1.580                 --
                                                       2007      1.558          1.677             35,029
                                                       2006      1.341          1.558             42,569
                                                       2005      1.290          1.341             39,567
                                                       2004      1.254          1.290             43,823
                                                       2003      1.000          1.254             13,751

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.546          1.735                 --
                                                       2005      1.509          1.546            726,298
                                                       2004      1.334          1.509            359,971
                                                       2003      1.000          1.334             52,718

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.602          0.940          1,558,047
                                                       2007      1.661          1.602          1,823,120

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.591          1.108            240,761
                                                       2007      1.537          1.591            212,307

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.581          0.973          2,030,686
                                                       2007      1.531          1.581          2,446,846
                                                       2006      1.350          1.531          2,635,077
                                                       2005      1.316          1.350          2,735,875
                                                       2004      1.212          1.316          1,700,050
                                                       2003      1.000          1.212            303,892

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.659          1.036            998,096
                                                       2007      1.732          1.659          1,225,268

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.730          1.097            296,399
                                                       2007      1.691          1.730            427,814
                                                       2006      1.452          1.691            471,454
                                                       2005      1.385          1.452            501,807
                                                       2004      1.274          1.385            441,560
                                                       2003      1.000          1.274             97,052

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.426          0.881            446,435
                                                       2007      1.424          1.426            613,431

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      2.013          1.175            590,987
                                                       2007      1.859          2.013            628,587
                                                       2006      1.674          1.859            726,440
                                                       2005      1.621          1.674            726,603
                                                       2004      1.430          1.621            538,756
                                                       2003      1.000          1.430            126,800

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.245          0.917            554,742
                                                       2007      1.140          1.245            589,213
                                                       2006      1.075          1.140            587,661
                                                       2005      1.046          1.075            440,393
                                                       2004      0.945          1.046            175,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.026          0.796            471,364
                                                       2007      1.028          1.026            620,275
                                                       2006      1.003          1.028            752,805
                                                       2005      0.995          1.003            750,615
                                                       2004      0.999          0.995            370,521
                                                       2003      1.000          0.999             16,028

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.665          1.747                 --
                                                       2006      1.432          1.665          1,177,694
                                                       2005      1.398          1.432          1,151,224
                                                       2004      1.311          1.398            821,453
                                                       2003      1.000          1.311            208,050

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.377          1.434                 --
                                                       2006      1.341          1.377            619,300
                                                       2005      1.295          1.341            625,036
                                                       2004      1.308          1.295            624,068
                                                       2003      1.000          1.308            151,090

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.619          1.676                 --
                                                       2006      1.480          1.619          1,920,219
                                                       2005      1.368          1.480          1,765,100
                                                       2004      1.274          1.368          1,209,453
                                                       2003      1.000          1.274            294,090

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.481          1.547                 --
                                                       2006      1.338          1.481            255,286
                                                       2005      1.311          1.338            303,216
                                                       2004      1.229          1.311            255,316
                                                       2003      1.000          1.229             28,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.619          1.682                 --
                                                       2006      1.402          1.619          1,464,517
                                                       2005      1.379          1.402          1,404,543
                                                       2004      1.243          1.379            615,953
                                                       2003      1.000          1.243             38,036

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.810          1.995                 --
                                                       2006      1.638          1.810          1,998,685
                                                       2005      1.537          1.638          2,045,405
                                                       2004      1.258          1.537            993,496
                                                       2003      1.000          1.258             39,701

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.120                 --
                                                       2005      1.061          1.085            907,056
                                                       2004      0.981          1.061            358,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.792          1.728                 --
                                                       2007      1.716          1.792          1,198,858
                                                       2006      1.802          1.716          1,257,316

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.331          0.995          2,625,270
                                                       2007      1.316          1.331          3,234,841
                                                       2006      1.248          1.316          1,245,696

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.645          1.725                 --
                                                       2006      1.553          1.645            597,957

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.724          1.064            547,331
                                                       2007      1.711          1.724            543,310

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.024          0.589          4,196,181
                                                       2007      1.221          1.024          4,804,600
                                                       2006      1.003          1.221          5,414,203

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.322          0.974            140,498
                                                       2007      1.356          1.322             88,649
                                                       2006      1.272          1.356             23,681

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.924          1.123            708,406
                                                       2007      1.970          1.924            807,578
                                                       2006      1.788          1.970            874,772

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.172          1.244          1,575,078
                                                       2007      1.691          2.172          1,564,313
                                                       2006      1.649          1.691          1,646,669

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.724          1.091          1,087,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.127          0.685          2,711,797
                                                       2007      1.271          1.127             89,796

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.240          0.913            847,504
                                                       2007      1.184          1.240            848,585
                                                       2006      1.120          1.184            866,855

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.387          1.114            716,059
                                                       2007      1.318          1.387            875,686
                                                       2006      1.258          1.318            869,658

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.104          0.693          4,074,877
                                                       2007      1.078          1.104          4,577,309
                                                       2006      1.001          1.078          2,683,353

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.062          0.640          2,503,960
                                                       2007      1.072          1.062          3,364,724
                                                       2006      0.965          1.072             51,725

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.596          0.901            460,686
                                                       2007      1.449          1.596            579,386
                                                       2006      1.466          1.449            603,565

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.388          0.839             73,474
                                                       2007      1.265          1.388            101,944
                                                       2006      1.274          1.265             66,083

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.321          1.522          1,263,528

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.326          1.320          1,489,970
                                                       2007      2.214          2.326            474,394

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.214          1.116          3,355,786
                                                       2007      1.146          1.214          3,177,968

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.606          1.062            176,165
                                                       2007      1.553          1.606            269,443
                                                       2006      1.444          1.553            283,597

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.286                 --
                                                       2006      1.106          1.164             84,676

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.218          1.071          1,513,676
                                                       2007      1.160          1.218          1,834,393
                                                       2006      1.120          1.160          1,825,798

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.983          0.679          6,812,980
                                                       2007      1.029          0.983          7,858,531
                                                       2006      1.003          1.029          2,366,839

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.791          0.957          1,122,658
                                                       2007      1.510          1.791          1,360,469
                                                       2006      1.547          1.510          1,370,666

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.114          1.059          2,336,733
                                                       2007      1.064          1.114          3,276,314
                                                       2006      1.024          1.064          1,708,494

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.069          1.083         23,360,395
                                                       2007      1.034          1.069         14,341,336
                                                       2006      1.011          1.034          9,629,261

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.436          0.887            475,963

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.427          0.775            840,879
                                                       2007      1.394          1.427            925,820
                                                       2006      1.375          1.394          1,050,103

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.519          0.912          1,255,504
                                                       2007      1.482          1.519          1,484,108
                                                       2006      1.444          1.482          1,473,209

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.078          0.632            246,943
                                                       2007      1.061          1.078            266,656
                                                       2006      1.002          1.061            263,219

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.084          0.914            665,471
                                                       2007      1.043          1.084             78,295
                                                       2006      1.001          1.043             66,476

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.083          0.836            972,194
                                                       2007      1.050          1.083            900,547
                                                       2006      1.002          1.050            429,592

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.084          0.761          1,078,720
                                                       2007      1.055          1.084          1,239,567
                                                       2006      1.002          1.055          1,348,077

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.084          0.692          1,679,645
                                                       2007      1.060          1.084          1,506,537
                                                       2006      1.002          1.060          1,041,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.419          1.085          5,153,401
                                                       2007      1.383          1.419          5,874,253
                                                       2006      1.294          1.383          6,211,252

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.475          0.980            834,643
                                                       2007      1.392          1.475          1,023,599
                                                       2006      1.259          1.392          1,059,295

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.100          0.644          4,832,675
                                                       2007      1.051          1.100          5,755,900
                                                       2006      0.996          1.051          5,922,776

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.075          0.656          1,477,950
                                                       2008      1.149          1.075          1,329,629
                                                       2007      1.069          1.149            907,067
                                                       2006      0.998          1.069            879,739

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2008      1.220          0.802          1,789,355

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.153          1.197                 --
                                                       2006      1.084          1.153          2,774,278

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.104          1.085          2,138,366
                                                       2007      1.073          1.104          1,902,390
                                                       2006      1.037          1.073          2,479,854

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.011                 --
                                                       2005      0.989          1.002          8,603,519
                                                       2004      0.994          0.989          7,376,686
                                                       2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.096          1.159                 --
                                                       2005      1.053          1.096          1,107,893
                                                       2004      0.992          1.053            354,443

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.119          1.141                 --
                                                       2006      1.128          1.119          3,379,543
                                                       2005      1.122          1.128          3,428,297
                                                       2004      1.047          1.122          1,935,023
                                                       2003      1.000          1.047            138,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.155          1.192          5,724,472
                                                       2007      1.079          1.155          5,839,917
                                                       2006      1.055          1.079          6,333,804
                                                       2005      1.046          1.055          6,330,516
                                                       2004      1.013          1.046          3,338,453
                                                       2003      1.000          1.013            664,171

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.056          2.226                 --
                                                       2006      1.635          2.056            125,668
                                                       2005      1.480          1.635            147,722
                                                       2004      1.294          1.480            165,438
                                                       2003      1.000          1.294             15,582

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.163          2.310                 --
                                                       2006      1.873          2.163          2,851,225
                                                       2005      1.777          1.873          2,793,772
                                                       2004      1.430          1.777          1,543,078
                                                       2003      1.000          1.430            226,899

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.376          1.466                 --
                                                       2005      1.286          1.376            532,043
                                                       2004      1.226          1.286            281,369
                                                       2003      1.000          1.226             90,621

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.180          1.258                 --
                                                       2005      1.194          1.180            801,813
                                                       2004      1.141          1.194            644,106
                                                       2003      1.000          1.141            103,269

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.650          1.802                 --
                                                       2005      1.490          1.650          1,336,963
                                                       2004      1.300          1.490          1,090,380
                                                       2003      1.000          1.300            174,324

  Travelers Equity Income Subaccount (5/03)..........  2006      1.374          1.444                 --
                                                       2005      1.336          1.374          1,510,545
                                                       2004      1.235          1.336            790,227
                                                       2003      1.000          1.235            196,106

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.217          1.248                 --
                                                       2005      1.205          1.217          1,281,352
                                                       2004      1.109          1.205            981,663
                                                       2003      1.000          1.109            278,032

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.412          1.463                 --
                                                       2005      1.362          1.412            202,687
                                                       2004      1.251          1.362            158,920
                                                       2003      1.000          1.251              2,080

  Travelers Large Cap Subaccount (6/03)..............  2006      1.334          1.375                 --
                                                       2005      1.247          1.334            627,924
                                                       2004      1.189          1.247            364,940
                                                       2003      1.000          1.189            161,977

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.101          1.170                 --
                                                       2005      1.000          1.101            217,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031             58,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.068          1.106                 --
                                                       2005      1.000          1.068          1,120,140

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.078          1.125                 --
                                                       2005      1.000          1.078            916,189

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.047          1.068                 --
                                                       2005      1.000          1.047            164,811

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.462          1.553                 --
                                                       2005      1.325          1.462            576,006
                                                       2004      1.161          1.325            253,889
                                                       2003      1.000          1.161             31,020

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.462          1.547                 --
                                                       2005      1.440          1.462          1,428,023
                                                       2004      1.282          1.440            693,904
                                                       2003      1.000          1.282             61,787

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.253          1.294                 --
                                                       2005      1.236          1.253          6,261,806
                                                       2004      1.126          1.236          3,363,309
                                                       2003      1.000          1.126            336,075

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.259                 --
                                                       2005      1.112          1.165          1,392,598
                                                       2004      0.962          1.112            646,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.556          1.788                 --
                                                       2005      1.443          1.556            711,397
                                                       2004      1.266          1.443            402,126
                                                       2003      1.000          1.266             38,252

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.361          1.444                 --
                                                       2005      1.304          1.361            291,235
                                                       2004      1.192          1.304            136,056
                                                       2003      1.000          1.192                961

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.051          1.106                 --
                                                       2005      1.000          1.051             22,497

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.120                 --
                                                       2005      1.086          1.108          1,569,037
                                                       2004      0.971          1.086            275,405

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.033          1.024                 --
                                                       2005      1.033          1.033          3,810,814
                                                       2004      1.015          1.033          2,775,855
                                                       2003      1.000          1.015            793,166

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.340          1.398                 --
                                                       2005      1.334          1.340            365,247
                                                       2004      1.229          1.334            198,056
                                                       2003      1.000          1.229            101,714

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.107          1.274                 --
                                                       2005      1.000          1.107             30,325

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.272                 --
                                                       2005      1.000          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.037                 --
                                                       2005      1.047          1.075          2,432,490
                                                       2004      0.979          1.047            823,107

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.642          1.038          1,401,595
                                                       2007      1.708          1.642          1,712,423
                                                       2006      1.495          1.708          1,931,195
                                                       2005      1.458          1.495          1,945,161
                                                       2004      1.261          1.458            872,734
                                                       2003      1.000          1.261            121,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.501          0.841             43,526
                                                       2007      1.356          1.501             41,376
                                                       2006      1.289          1.356             43,299
                                                       2005      1.214          1.289             44,689
                                                       2004      1.188          1.214             42,818
                                                       2003      1.000          1.188              1,155





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.183          1.145               --
                                                       2005      1.057          1.183               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.622          0.974           35,569
                                                       2007      1.450          1.622           39,975
                                                       2006      1.236          1.450           41,330
                                                       2005      1.112          1.236           40,074
                                                       2004      1.000          1.112            5,051

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.443          0.788          150,195
                                                       2007      1.318          1.443          151,126
                                                       2006      1.228          1.318          162,233
                                                       2005      1.084          1.228          146,374
                                                       2004      1.000          1.084            7,719

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.260          0.763          295,324
                                                       2007      1.231          1.260          297,337
                                                       2006      1.097          1.231          296,976
                                                       2005      1.063          1.097          301,546
                                                       2004      1.000          1.063           10,471

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.326               --
                                                       2005      1.168          1.345           27,231
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.343          1.735               --
                                                       2005      1.286          1.343           23,582
                                                       2004      1.000          1.286            4,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.230          1.174               --
                                                       2007      1.179          1.230            8,188
                                                       2006      1.039          1.179            8,985
                                                       2005      1.021          1.039            8,990
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.986          0.928               --
                                                       2007      1.138          0.986           17,190
                                                       2006      1.126          1.138           15,604
                                                       2005      1.092          1.126           12,961
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.298               --
                                                       2005      1.115          1.197           32,568
                                                       2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.199          1.332               --
                                                       2005      1.118          1.199          113,859
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.559          0.871           49,113
                                                       2007      1.364          1.559           41,354
                                                       2006      1.257          1.364           61,623
                                                       2005      1.105          1.257           54,573
                                                       2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.408          0.805               --
                                                       2007      1.354          1.408               --
                                                       2006      1.221          1.354               --
                                                       2005      1.038          1.221               --
                                                       2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      1.734          1.020           53,857
                                                       2007      1.543          1.734           47,675
                                                       2006      1.409          1.543           49,551
                                                       2005      1.225          1.409           32,733
                                                       2004      1.000          1.225               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.184          1.365               --
                                                       2005      1.099          1.184            3,577
                                                       2004      1.000          1.099            2,543

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.449          2.221               --
                                                       2007      1.952          2.449           55,231
                                                       2006      1.564          1.952           59,357
                                                       2005      1.260          1.564           58,687
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.650          0.958          118,480
                                                       2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          123,624
                                                       2005      1.154          1.239          113,416
                                                       2004      1.000          1.154            4,481

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.186          1.408               --
                                                       2005      1.118          1.186              976
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.061          1.081               --
                                                       2005      1.074          1.061           33,026
                                                       2004      1.006          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.119          1.152               --
                                                       2005      1.067          1.119               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.395          0.964               --
                                                       2007      1.176          1.395               --
                                                       2006      1.135          1.176               --
                                                       2005      1.037          1.135               --
                                                       2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.423          0.777               --
                                                       2007      1.200          1.423               --
                                                       2006      1.142          1.200               --
                                                       2005      1.051          1.142               --
                                                       2004      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.367          0.735               --
                                                       2007      1.283          1.367               --
                                                       2006      1.117          1.283               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.139          1.268               --
                                                       2005      1.124          1.139            1,014
                                                       2004      1.000          1.124               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.195          0.694               --
                                                       2007      1.248          1.195               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.251          0.862               --
                                                       2007      1.217          1.251               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.244          0.758               --
                                                       2007      1.217          1.244               --
                                                       2006      1.085          1.217               --
                                                       2005      1.068          1.085               --
                                                       2004      1.000          1.068               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.215          0.750              747
                                                       2007      1.277          1.215              749

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.305          0.819            7,875
                                                       2007      1.289          1.305            7,561
                                                       2006      1.119          1.289               --
                                                       2005      1.078          1.119               --
                                                       2004      1.000          1.078               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.056          0.645               --
                                                       2007      1.062          1.056               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.402          0.810           14,860
                                                       2007      1.308          1.402           13,817
                                                       2006      1.190          1.308           12,485
                                                       2005      1.164          1.190            6,033
                                                       2004      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.238          0.902               --
                                                       2007      1.146          1.238               --
                                                       2006      1.092          1.146           10,685
                                                       2005      1.074          1.092           10,309
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.995          0.764               --
                                                       2007      1.008          0.995               --
                                                       2006      0.994          1.008               --
                                                       2005      0.996          0.994            4,266
                                                       2004      1.000          0.996            2,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.232          1.288               --
                                                       2006      1.070          1.232               --
                                                       2005      1.056          1.070               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.030          1.070               --
                                                       2006      1.014          1.030               --
                                                       2005      0.989          1.014               --
                                                       2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.220          1.259               --
                                                       2006      1.127          1.220            5,016
                                                       2005      1.053          1.127            5,019
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.177          1.225               --
                                                       2006      1.074          1.177               --
                                                       2005      1.064          1.074               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.262          1.308               --
                                                       2006      1.105          1.262           85,238
                                                       2005      1.098          1.105           84,748
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.337          1.468               --
                                                       2006      1.222          1.337           23,542
                                                       2005      1.159          1.222           23,021
                                                       2004      1.000          1.159               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.083          1.114               --
                                                       2005      1.070          1.083           42,651
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.302          1.251               --
                                                       2007      1.260          1.302           34,104
                                                       2006      1.333          1.260           42,503

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.153          0.852           91,780
                                                       2007      1.151          1.153           99,175
                                                       2006      1.100          1.151           60,073

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.364          1.426               --
                                                       2006      1.297          1.364           34,017

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.415          0.864           41,468
                                                       2007      1.414          1.415           35,210

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.006          0.573           41,233
                                                       2007      1.212          1.006           32,629
                                                       2006      1.003          1.212           38,576

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.286          0.937            9,475
                                                       2007      1.333          1.286            7,547
                                                       2006      1.259          1.333               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.477          0.853           56,059
                                                       2007      1.529          1.477           55,147
                                                       2006      1.397          1.529           45,548

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.717          0.972           30,647
                                                       2007      1.351          1.717           30,840
                                                       2006      1.326          1.351           29,451

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.249          0.784           34,094

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.096          0.659            3,480
                                                       2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.211          0.882           42,651
                                                       2007      1.169          1.211           42,651
                                                       2006      1.114          1.169           42,651

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.172          0.932               --
                                                       2007      1.126          1.172               --
                                                       2006      1.081          1.126               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.084          0.673          119,260
                                                       2007      1.070          1.084          125,595
                                                       2006      1.001          1.070           24,855

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.043          0.622           28,103
                                                       2007      1.065          1.043           24,076
                                                       2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.267          0.708           17,570
                                                       2007      1.162          1.267           17,570
                                                       2006      1.184          1.162           26,201

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.350          0.808               --
                                                       2007      1.244          1.350               --
                                                       2006      1.262          1.244               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.224          1.012           68,514

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.763          0.990               --
                                                       2007      1.690          1.763               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.117          1.016          113,140
                                                       2007      1.062          1.117          148,065

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.303          0.852               --
                                                       2007      1.273          1.303               --
                                                       2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.260               --
                                                       2006      1.095          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.198          1.042           50,160
                                                       2007      1.153          1.198           73,242
                                                       2006      1.121          1.153           72,340

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.965          0.660          146,095
                                                       2007      1.022          0.965          164,310
                                                       2006      1.003          1.022          151,447

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.291          0.683               --
                                                       2007      1.101          1.291               --
                                                       2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.077          1.013           89,120
                                                       2007      1.040          1.077          143,850
                                                       2006      1.008          1.040               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.043          171,671
                                                       2007      1.016          1.040          185,261
                                                       2006      1.001          1.016           42,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.169          0.717            7,756

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.161          0.624            5,414
                                                       2007      1.147          1.161            5,417
                                                       2006      1.139          1.147            5,420

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.212          0.720           61,257
                                                       2007      1.196          1.212           47,633
                                                       2006      1.173          1.196           46,874

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.060          0.615           20,290
                                                       2007      1.053          1.060           20,290
                                                       2006      1.002          1.053           18,621

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.065          0.889               --
                                                       2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.064          0.813               --
                                                       2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.065          0.740               --
                                                       2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.065          0.673               --
                                                       2007      1.052          1.065           16,109
                                                       2006      1.002          1.052           16,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.217          0.921          186,388
                                                       2007      1.199          1.217          224,893
                                                       2006      1.129          1.199          233,011

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.446          0.951               --
                                                       2007      1.379          1.446               --
                                                       2006      1.257          1.379               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.081          0.626           44,795
                                                       2007      1.044          1.081           43,707
                                                       2006      0.996          1.044           44,703

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.053          0.638               --
                                                       2008      1.129          1.053               --
                                                       2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2008      1.028          0.671           29,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.141          1.180               --
                                                       2006      1.081          1.141           35,053

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.095          1.065            3,051
                                                       2007      1.075          1.095           12,082
                                                       2006      1.046          1.075            8,672

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995          106,379
                                                       2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.152               --
                                                       2005      1.061          1.093           20,308
                                                       2004      1.000          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.058               --
                                                       2006      1.060          1.040          155,590
                                                       2005      1.066          1.060          125,047
                                                       2004      1.000          1.066            5,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.116          1.139           91,326
                                                       2007      1.053          1.116          126,361
                                                       2006      1.041          1.053          132,834
                                                       2005      1.043          1.041           98,401
                                                       2004      1.000          1.043            5,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.575          1.699               --
                                                       2006      1.265          1.575               --
                                                       2005      1.157          1.265               --
                                                       2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.420          1.512               --
                                                       2006      1.242          1.420           12,513
                                                       2005      1.191          1.242           12,827
                                                       2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.116          1.184               --
                                                       2005      1.053          1.116           23,593
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.018          1.081               --
                                                       2005      1.041          1.018               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.333               --
                                                       2005      1.117          1.224           39,663
                                                       2004      1.000          1.117               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.173               --
                                                       2005      1.101          1.120           32,149
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.076          1.100               --
                                                       2005      1.077          1.076           57,514
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.106          1.142               --
                                                       2005      1.078          1.106               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.109          1.139               --
                                                       2005      1.047          1.109            5,424
                                                       2004      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.093          1.158               --
                                                       2005      1.000          1.093           13,492

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.024          1.024               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.060          1.095               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.113               --
                                                       2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.040          1.057               --
                                                       2005      1.000          1.040               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.226          1.297               --
                                                       2005      1.123          1.226           31,177
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.076          1.135               --
                                                       2005      1.072          1.076               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.098          1.129               --
                                                       2005      1.094          1.098          230,513
                                                       2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.257               --
                                                       2005      1.125          1.167           17,195
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.397               --
                                                       2005      1.143          1.220           50,521
                                                       2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.127          1.192               --
                                                       2005      1.092          1.127               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.044          1.095               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.113          1.121               --
                                                       2005      1.102          1.113           47,987
                                                       2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.020          1.008               --
                                                       2005      1.030          1.020          138,041
                                                       2004      1.000          1.030            2,682

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.090          1.134               --
                                                       2005      1.096          1.090               --
                                                       2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.100          1.262               --
                                                       2005      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.101          1.259               --
                                                       2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.046               --
                                                       2005      1.071          1.089            7,852
                                                       2004      1.000          1.071            5,154

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.233          0.771            3,789
                                                       2007      1.296          1.233            3,150
                                                       2006      1.146          1.296            3,101
                                                       2005      1.129          1.146            3,150
                                                       2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.241          0.689               --
                                                       2007      1.133          1.241               --
                                                       2006      1.089          1.133               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.





UNDERLYING FUND MERGERS/REORGANIZATIONS



The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.



         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation Portfolio         BlackRock Legacy Large Cap Growth
                                                    Portfolio
  Legg Mason Partners Managed Assets             BlackRock Diversified Portfolio
     Portfolio
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio                         BlackRock Legacy Large Cap Growth
                                                    Portfolio



UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Total Return Portfolio                       PIMCO Total Return Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio
     Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Comstock Portfolio                           Van Kampen Comstock Portfolio




UNDERLYING FUND LIQUIDATION



The following Underlying Fund was liquidated and is no longer available in your contract.



VAN KAMPEN LIFE INVESTMENT TRUST
  Enterprise Portfolio -- Class II

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-70-71-75

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009




This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AIM VARIABLE INSURANCE FUNDS -- SERIES I           MetLife Moderate Strategy
  AIM V.I. Utilities Fund                             Portfolio -- Class B
CREDIT SUISSE TRUST                                MFS(R) Emerging Markets Equity
  International Equity Flex II Portfolio              Portfolio -- Class A
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,          MFS(R) Research International
  INC. -- SERVICE SHARES                              Portfolio -- Class B
DWS VARIABLE SERIES I -- CLASS B                   Pioneer Strategic Income Portfolio -- Class
  DWS Capital Growth VIP                              E
  DWS Global Opportunities VIP                     T. Rowe Price Mid Cap Growth
  DWS Health Care VIP                                 Portfolio -- Class B
DWS VARIABLE SERIES II -- CLASS B                  Turner Mid Cap Growth Portfolio -- Class B
  DWS Dreman Small Mid Cap Value VIP             METROPOLITAN SERIES FUND, INC.
  DWS Global Thematic VIP                          BlackRock Bond Income Portfolio -- Class B
  DWS Government & Agency Securities VIP           BlackRock Diversified Portfolio -- Class B
  DWS Technology VIP                               BlackRock Large Cap Value
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class B        BlackRock Money Market Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              Davis Venture Value Portfolio -- Class B
  Lord Abbett Growth and Income                    FI Value Leaders Portfolio -- Class B
     Portfolio -- Class B                          MetLife Stock Index Portfolio -- Class B
  MetLife Balanced Strategy                        MFS(R) Total Return Portfolio -- Class B
     Portfolio -- Class B                          MFS(R) Value Portfolio -- Class E
  MetLife Growth Strategy Portfolio -- Class       T. Rowe Price Large Cap Growth
     B                                                Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                 THE ALGER AMERICAN FUND -- CLASS S
                                                   Alger American Capital Appreciation






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Purchase Payment Credits................................................    16
Accumulation Units......................................................    17
The Variable Funding Options............................................    17
FIXED ACCOUNT...........................................................    21
CHARGES AND DEDUCTIONS..................................................    21
General.................................................................    21
Withdrawal Charge.......................................................    22
Free Withdrawal Allowance...............................................    22
Transfer Charge.........................................................    23
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    23
Variable Liquidity Benefit Charge.......................................    23
Enhanced Stepped-Up Provision Charge....................................    24
Guaranteed Minimum Withdrawal Benefit Charge............................    24
Guaranteed Minimum Accumulation Benefit Charge..........................    24
Variable Funding Option Expenses........................................    24
Premium Tax.............................................................    24
Changes in Taxes Based upon Premium or Value............................    24
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    25
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    27
Systematic Withdrawals..................................................    28
OWNERSHIP PROVISIONS....................................................    28
Types of Ownership......................................................    28
Contract Owner..........................................................    28
Beneficiary.............................................................    29
Annuitant...............................................................    29
DEATH BENEFIT...........................................................    29
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    32
Payment of Proceeds.....................................................    32
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    34
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    35
Planned Death Benefit...................................................    35
Death Proceeds after the Maturity Date..................................    36
Death Proceeds under 403(b) Contracts...................................    36
LIVING BENEFITS.........................................................    36
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Guaranteed Income
  Solution")............................................................    36
Guaranteed Minimum Accumulation Benefit ("GMAB")........................    45
THE ANNUITY PERIOD......................................................    50
Maturity Date...........................................................    50
Allocation of Annuity...................................................    51
Variable Annuity........................................................    51
Fixed Annuity...........................................................    52
PAYMENTS OPTIONS........................................................    52
Election of Options.....................................................    52
Annuity Options.........................................................    52
Variable Liquidity Benefit..............................................    53
MISCELLANEOUS CONTRACT PROVISIONS.......................................    53
Right to Return.........................................................    53
Termination.............................................................    53
Required Reports........................................................    54
Suspension of Payments..................................................    54
THE SEPARATE ACCOUNT....................................................    54
Performance Information.................................................    55
FEDERAL TAX CONSIDERATIONS..............................................    55
General Taxation of Annuities...........................................    55
Types of Contracts: Qualified and Non-qualified.........................    56
Qualified Annuity Contracts.............................................    56
Taxation of Qualified Annuity Contracts.................................    56
Mandatory Distributions for Qualified Plans.............................    57
Individual Retirement Annuities.........................................    57
Roth IRAs ..............................................................    58
TSAs (ERISA and Non-ERISA)..............................................    58
Non-qualified Annuity Contracts.........................................    60
Diversification Requirements for Variable Annuities.....................    61
Ownership of the Investments............................................    61
Taxation of Death Benefit Proceeds......................................    62
Other Tax Considerations................................................    62
Treatment of Charges for Optional Benefits..............................    62
Guaranteed Minimum Withdrawal Benefits..................................    62
Puerto Rico Tax Considerations..........................................    62
Non-Resident Aliens.....................................................    63
Tax Credits and Deductions..............................................    63
OTHER INFORMATION.......................................................    63
The Insurance Company...................................................    63
Financial Statements....................................................    63
Distribution of Variable Annuity Contracts..............................    64
Conformity with State and Federal Laws..................................    65
Voting Rights...........................................................    65
Restrictions on Financial Transactions..................................    65
Legal Proceedings.......................................................    65
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.



GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus:
0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. The current charge, on an annual basis, for a GMWB Rider issued in exchange for the GMAB Rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment credits, and the additional expenses attributable to the credits may more than offset the amount of Purchase Payment Credit.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum percentage you can receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.


     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   8%(1)
(as a percentage of the Purchase Payments and any associated
  Purchase Payment Credits withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   8%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $40(4)


---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................         1.40%            1.55%            1.75%
Administrative Expense Charge.........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................         1.75%            1.90%            2.10%
Optional GMAB Charge..................................         0.40%            0.40%            0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................         1.95%            2.10%            2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)....................................         2.15%            2.30%            2.50%
Optional GMWB I Charge................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB I Plus Charge...........................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Plus Charge..........................         1.00%(6)         1.00%(6)         1.00%(6)

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Optional GMWB III Charge..............................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS
  ONLY SELECTED.......................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  PLUS ONLY SELECTED..................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I PLUS SELECTED................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II PLUS SELECTED...............................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................         2.00%            2.15%            2.35%


---------


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.


(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.54%      1.88%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Utilities Fund........     0.60%          --        0.36%            --            0.96%         0.03%         0.93%(1)
CREDIT SUISSE TRUST
  International Equity Flex II
     Portfolio...................     1.25%          --        0.63%            --            1.88%           --          1.88%
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
  Dreyfus Socially Responsible
     Growth Fund, Inc. ..........     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........     0.37%        0.25%       0.23%            --            0.85%         0.03%         0.82%(2)
  DWS Global Opportunities VIP...     0.89%        0.25%       0.28%            --            1.42%           --          1.42%
  DWS Health Care VIP............     0.67%        0.25%       0.35%            --            1.27%           --          1.27%
DWS VARIABLE SERIES II -- CLASS B
  DWS Dreman Small Mid Cap Value
     VIP.........................     0.64%        0.25%       0.26%            --            1.15%           --          1.15%(3)
  DWS Global Thematic VIP........     0.90%        0.25%       0.62%            --            1.77%         0.12%         1.65%(4)
  DWS Government & Agency
     Securities VIP..............     0.45%        0.25%       0.28%            --            0.98%           --          0.98%(3)
  DWS Technology VIP.............     0.66%        0.25%       0.38%            --            1.29%           --          1.29%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.09%            --            0.94%           --          0.94%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(5)
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  MetLife Balanced Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.67%           0.98%           --          0.98%(6)
  MetLife Growth Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.71%           1.02%           --          1.02%(6)
  MetLife Moderate Strategy
     Portfolio -- Class B#.......     0.07%        0.25%         --           0.63%           0.95%           --          0.95%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.98%          --        0.13%            --            1.11%           --          1.11%
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  Pioneer Strategic Income
     Portfolio -- Class E........     0.60%        0.15%       0.09%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........     0.75%        0.25%       0.03%            --            1.03%           --          1.03%
  Turner Mid Cap Growth
     Portfolio -- Class B........     0.77%        0.25%       0.05%            --            1.07%           --          1.07%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........     0.38%        0.25%       0.05%            --            0.68%         0.01%         0.67%(7)
  BlackRock Diversified
     Portfolio -- Class B........     0.45%        0.25%       0.04%            --            0.74%           --          0.74%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.05%            --            0.97%           --          0.97%
  BlackRock Money Market
     Portfolio -- Class B........     0.32%        0.25%       0.02%            --            0.59%         0.01%         0.58%(8)
  Davis Venture Value
     Portfolio -- Class B........     0.70%        0.25%       0.03%            --            0.98%         0.04%         0.94%(9)
  FI Value Leaders
     Portfolio -- Class B........     0.65%        0.25%       0.06%            --            0.96%           --          0.96%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(10)
  MFS(R) Total Return
     Portfolio -- Class B........     0.53%        0.25%       0.05%            --            0.83%           --          0.83%
  MFS(R) Value Portfolio -- Class
     E...........................     0.72%        0.15%       0.08%            --            0.95%         0.07%         0.88%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.51%        0.25%       0.08%            --            0.84%           --          0.84%
THE ALGER AMERICAN FUND -- CLASS
  S
  Alger American Capital
     Appreciation................     0.81%        0.25%       0.14%            --            1.20%         0.04%         1.16%(12)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


(1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets.



(2) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49% for Class A and 0.82% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.



(3) The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.





(4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.47% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.65% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.



(5) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.





(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(12) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its advisory fees.



(#)This Portfolio is not available for investment prior to May 4, 2009.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,227      $2,007      $2,696      $4,368      $427       $1,287      $2,156
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,170      $1,840      $2,425      $3,860      $370       $1,120      $1,885
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,368
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,860



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is no longer available to new purchasers However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                             MAXIMUM AGE BASED ON THE OLDEST OF THE OWNER,
             DEATH BENEFIT/OPTIONAL FEATURE                 JOINT OWNER, OR ANNUITANT ON THE CONTRACT DATE
--------------------------------------------------------    ----------------------------------------------
Standard Death Benefit                                                            80
Annual Step Up Death Benefit                                                      79
5% Roll Up Death Benefit                                                          75
Enhanced Stepped-Up Provision (E.S.P.)                                            75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your

Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution (also called "GMWB"). Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus (also called "GMWB II). Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Utilities Fund            Seeks capital growth and income.   Invesco Aim Advisors, Inc.
                                                                      Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited
CREDIT SUISSE TRUST
International Equity Flex II       Seeks capital appreciation.        Credit Suisse Asset Management,
  Portfolio                                                           LLC
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
Dreyfus Socially Responsible       Seeks to provide capital growth,   The Dreyfus Corporation
  Growth Fund, Inc.                with current income as a           Subadviser: Mellon Capital
                                   secondary goal.                    Management LLC
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP             Seeks to provide long-term growth  Deutsche Investment Management
                                   of capital.                        Americas Inc.
DWS Global Opportunities VIP       Seeks above-average capital        Deutsche Investment Management
                                   appreciation over the long-term.   Americas Inc.
DWS Health Care VIP                Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Dreman Small Mid Cap Value     Seeks long-term capital            Deutsche Investment Management
  VIP                              appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management, L.L.C.
DWS Global Thematic VIP            Seeks long-term capital growth.    Deutsche Investment Management
                                                                      Americas Inc.
DWS Government & Agency            Seeks high current income          Deutsche Investment Management
  Securities VIP                   consistent with preservation of    Americas Inc.
                                   capital.
DWS Technology VIP                 Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class B             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MetLife Balanced Strategy          Seeks to provide a balance         MetLife Advisers, LLC
  Portfolio -- Class B             between a high level of current
                                   income and growth of capital with
                                   a greater emphasis on growth of
                                   capital.
MetLife Growth Strategy            Seeks to provide growth of         MetLife Advisers, LLC
  Portfolio -- Class B             capital.
MetLife Moderate Strategy          Seeks to provide a high total      MetLife Advisers, LLC
  Portfolio -- Class B             return in the form of income and
                                   growth of capital, with a greater
                                   emphasis on income.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class E             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Turner Mid Cap Growth              Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Tuner Investment
                                                                      Partners, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class B             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class B             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class B             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MFS(R) Value Portfolio -- Class E  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
THE ALGER AMERICAN FUND -- CLASS
  S
Alger American Capital             Seeks long-term capital            Fred Alger Management, Inc.
  Appreciation                     appreciation.




++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          D)


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. The current charge for a GMWB rider issued in exchange for the GMAB rider under the GMAB Rider Exchange Option is 0.75%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS Dreman Small Mid Cap Value VIP, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or

     (3)  the Step-Up Value, if any, as described below**

ROLL-UP DEATH BENEFIT


-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment*, described
                                       below
                                    -  the Step-Up Value**(if any, described below),
                                       or
                                    -  the Roll-Up Death Benefit Value**, described
                                       below; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment,* described
                                       below;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value,** described
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------



* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.

** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE+

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.

+ May not be available in all states. Please check with your registered representative.

ROLL-UP DEATH BENEFIT VALUE+

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary


The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).


+ May not be available in all states. Please check with your registered representative.

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/55,000) = $9,090

Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) (or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract

Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

---------------------------------------------------------------------------------------------------------------------------------
     NAME OF RIDER:              GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:               Guaranteed Income    Guaranteed Income    Guaranteed Income    Guaranteed Income    Guaranteed Income
                                Solution          Solution Plus           Solution          Solution Plus        Solution Value
---------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY:              Not available for       Available if       Available on or         No longer         Available on or
                             purchase on or      approved in your     after March 21,         available.        after March 21,
                            after March 21,           state.        2005 if approved in                       2005 if approved in
                           2005, unless GMWB                             your state                               your state.
                           II is not approved
                             in your state
---------------------------------------------------------------------------------------------------------------------------------


The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and

GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.

CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits applied within the 12 months prior to the date the GMWB was added. However, if you elect GMWB I Plus or GMWB II Plus, the initial RBB does include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II
                                         GMWB I PLUS              GMWB II PLUS                GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, your AWB will equal 10% of the RBB immediately prior to the first partial withdrawal, regardless of when you make your first withdrawal. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider.")



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments or any associated Purchase Payment Credits into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (100,000 x           (5,000 x (1-         N/A         (100,000 x           (5,000 x (1-
WITHDRAWAL                 10,000/114,950) =     90,000/100,000) =               10,000/94,050) =      89,367/100,000) =
REDUCTION                       $8,699                 $500                           $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,633
OF THE
WITHDRAWAL                  (10,000>8,699)                                       ($10,633>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $90,000               $4,500          $84,050         $89,367               $4,468
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,301               $4,565                          $89,367               $4,468
AFTER
WITHDRAWAL               [100,000 -- (100,000   [5,000 -- (5,000 x             [100,000 -- (100,000        [5,000 x
               $104,950   x 10,000/114,950)]     91,301/100,000)]     $84,050    x 10,000/94,050)]     (89,367/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,699                 $435           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------

                       WITHDRAWAL EXAMPLE FOR GMWB I PLUS

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE  $104,500        $104,500               $5,225         $104,500        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR
TWO            $114,950        $104,500               $5,225          $94,050        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER                           $95,409               $4,769                          $93,389               $4,669
WITHDRAWAL,
CONTRACT YEAR             [104,500 - (104,500    [(5,225 - (5,225               [104,500 - (104,500    [5,225 - (5,225 x
TWO            $104,950    x10,000/114,950)]     x10,000/114,950]     $84,050    x10,000/94,050)]      (10,000/94,050)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $456           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


                       WITHDRAWAL EXAMPLE FOR GMWB II PLUS

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $104,500               $5,225         $104,500        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $104,500               $5,225          $94,050        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (104,500 x           [5,225 x (1-         N/A         (104,500 x           [5,225 x (1-
WITHDRAWAL                 10,000/114,950) =    94,500/104,500)] =               10,000/94,050) =     93,389/104,500)] =
REDUCTION                       $9,091                 $500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $94,500               $4,725          $84,050         $93,389               $4,669
-------------------------------------------------------------------------------------------------------------------------



WITHDRAWAL EXAMPLES. IF YOU EXERCISE YOUR RIGHT TO EXCHANGE YOUR GMAB RIDER FOR THE GMWB II RIDER OR GMWB I RIDER WE MAKE AVAILABLE UNDER THE RIDER EXCHANGE OPTION, the following examples are intended to illustrate the effect of withdrawals on your RBB and AWB. (See, "LIVING BENEFITS -- Cancellation of the GMAB Rider"). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit

(see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $15,000 after your first GMWB Anniversary:



                         WITHDRAWAL EXAMPLE FOR GMWB II



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $10,000        $104,500        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $10,000         $94,050        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [10,000 x (1-        N/A         (100,000 x           [10,000 x (1-
REDUCTION                  15,000/114,950) =    85,000/100,000)] =               15,000/94,050) =     84,051/100,000)] =
(PWR)                           $13,049                1,500                          $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $15,000                                               $15,949
OF THE
WITHDRAWAL                  (15,000>13,049)                                       (15,949>15,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $15,000               $1,500          $15,000         $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL      $99,950         $85,000               $8,500          $79,050         $84,051               $8,405
-------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I



-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (10%)         VALUE            RBB                AWB (10%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $10,000        $104,500        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $10,000         $94,050        $100,000               $10,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $86,951               $8,695                          $84,051               $8,405
AFTER
WITHDRAWAL               [100,000 -- (100,000       [(10,000 x                 [100,000 -- (100,000        [10,000 x
                $99,950   x 15,000/114,950)]     86,951/100,000)]     $79,050    x 15,000/94,050)]     (84,051/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $15,000         $13,049               $1,305          $15,000         $15,949               $1,595
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II, GMWB II PLUS, AND GMWB III ONLY). If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I, GMWB I PLUS, AND GMWB II, AND GWMB II PLUS ONLY). If you select GMWB I,GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

---------------------------------------------------------------------------------------------------------------------------------
                                 GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
Current Annual Charge            0.40%                0.55%                0.50%                0.65%                0.25%
---------------------------------------------------------------------------------------------------------------------------------
Maximum Annual Charge            1.00%                1.00%                1.00%                1.00%                 N/A
After a Reset
---------------------------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT ANNUAL CHARGE FOR THE GMWB RIDER IS 0.75%.

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I or GMWB I Plus, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

---------------------------------------------------------------------------------------------------------------------------------
                                 GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
AWB                        5% of RBB if first   5% of RBB if first   5% of RBB if first   5% of RBB if first       5% of RBB
                           withdrawal before    withdrawal before    withdrawal before    withdrawal before
                            3rd anniversary      3rd anniversary      3rd anniversary      3rd anniversary
                          10% of RBB if first  10% of RBB if first  10% of RBB if first  10% of RBB if first
                            withdrawal after     withdrawal after     withdrawal after     withdrawal after
                            3rd anniversary      3rd anniversary      3rd anniversary      3rd anniversary
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                    0.40%                0.55%                0.50%                0.65%                0.25%
---------------------------------------------------------------------------------------------------------------------------------
RESET                             Yes                  Yes                  Yes                  Yes                   No
---------------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?              No                   No           Yes, after the 5th   Yes, after the 5th   Yes, after the 5th
                                                                        anniversary          anniversary          anniversary
                                                                      of GMWB purchase     of GMWB purchase     of GMWB purchase
---------------------------------------------------------------------------------------------------------------------------------
ARE PURCHASE PAYMENT               No                  Yes                   No                  Yes                   No
CREDITS INCLUDED AS PART
OF THE GUARANTEE (THE
RBB)?
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS            No                   No                  Yes                  Yes                  Yes
---------------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION            No                   No                  Yes                  Yes                  Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
---------------------------------------------------------------------------------------------------------------------------------



IF YOU EXERCISE YOUR RIGHT TO EXCHANGE THE GMAB RIDER FOR A GMWB RIDER UNDER THE GMAB RIDER EXCHANGE OPTION, THE CURRENT CHARGE FOR THE GMWB RIDER IS 0.75%. IN ADDITION, YOUR AWB WILL EQUAL 10% OF THE RBB IMMEDIATELY PRIOR TO THE FIRST PARTIAL WITHDRAWAL, REGARDLESS OF WHEN YOU MAKE YOUR FIRST WITHDRAWAL. (SEE, "LIVING BENEFITS -- CANCELLATION OF THE GMAB RIDER.")


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000      Not Applicable      $104,500         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $114,950         $100,000         $100,000         $94,050          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $5,950(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000         $100,000         $104,500         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $114,950      Not Applicable      $100,000         $114,950      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $125,400         $10,000          $110,000         $125,400         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $114,950              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/114,950]
WITHDRAWAL           $104,950               $90,000               $10,000               $8,699                $10,000
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $94,050              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/94,050]
WITHDRAWAL            $84,050               $89,368               $10,000               $10,632               $10,632
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.


Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Three of the Permitted Subaccounts (MetLife Balanced Strategy Portfolio, MetLife Moderate Strategy Portfolio, and MetLife Growth Strategy Portfolio) are Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.



                                      PERMITTED SUBACCOUNTS
                    --------------------------------------------------------
                          MET INVESTORS SERIES TRUST -- CLASS B
                          MetLife Balanced Strategy Portfolio
                          MetLife Moderate Strategy Portfolio
                          MetLife Growth Strategy Portfolio
                          METROPOLITAN SERIES FUND, INC. -- CLASS B
                          BlackRock Money Market Portfolio



We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract

Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

Rebalancing: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.


          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in Good Order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider (currently 0.50%). The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations. (currently, we offer a ten year Rider Period.)



          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. If you add the GMWB Rider under this Rider Exchange Option, the initial RBB is the Contract Value on the date you elect to exchange the GMWB Rider for the GMAB Rider. Your initial RBB does not include Purchase Payment Credits applied within twelve months prior to the date of the exchange. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option (currently 0.75%).


TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may

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require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later and the Annuitant's 70th birthday for Qualified Contracts (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


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FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue


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

to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------



The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under Separate Account Eleven and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). On December 8, 2008, Separate Account Twelve along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


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

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits.

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

Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual


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and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


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     -    Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.


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In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan
(e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


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Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to

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modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a

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personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.



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DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the

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Contracts. These investment advisory firms include Fidelity Management &
Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.195          1.462           369,002
                                                       2007      1.848          2.195           349,652
                                                       2006      1.496          1.848           350,687
                                                       2005      1.300          1.496           389,144
                                                       2004      1.069          1.300           169,935
                                                       2003      1.000          1.069                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.164          1.171                --
                                                       2005      1.093          1.164         1,109,940
                                                       2004      1.065          1.093         1,051,441
                                                       2003      1.000          1.065            38,622

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.061          1.111           394,477
                                                       2007      1.572          2.061           462,189
                                                       2006      1.342          1.572           405,786
                                                       2005      1.194          1.342           337,541
                                                       2004      1.124          1.194           160,459
                                                       2003      1.000          1.124                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.673          2.801                --
                                                       2006      2.049          2.673           529,997
                                                       2005      1.626          2.049           533,142
                                                       2004      1.322          1.626           116,146
                                                       2003      1.000          1.322               399

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.738          0.911           141,310
                                                       2007      1.838          1.738           130,811
                                                       2006      1.649          1.838           151,822
                                                       2005      1.442          1.649            85,037
                                                       2004      1.241          1.442            28,499
                                                       2003      1.000          1.241                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.499          1.472                --
                                                       2007      1.502          1.499         1,002,056
                                                       2006      1.417          1.502         1,053,123
                                                       2005      1.321          1.417         1,058,890
                                                       2004      1.174          1.321           597,961
                                                       2003      1.000          1.174            18,321

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.360          0.876            60,401
                                                       2007      1.285          1.360            58,840
                                                       2006      1.197          1.285            50,070
                                                       2005      1.177          1.197            40,707
                                                       2004      1.128          1.177            25,027
                                                       2003      1.000          1.128                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.179          1.122                --
                                                       2007      1.142          1.179         1,182,084
                                                       2006      1.007          1.142           839,869
                                                       2005      1.000          1.007           926,279

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.222          1.830         1,007,057
                                                       2006      1.646          2.222         1,095,278
                                                       2005      1.501          1.646         1,094,262
                                                       2004      1.166          1.501           776,367
                                                       2003      1.000          1.166            31,908

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.047          1.018                --
                                                       2007      1.024          1.047           118,195
                                                       2006      0.997          1.024            55,092
                                                       2005      1.000          0.997             5,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.488          0.978         1,376,316
                                                       2007      1.347          1.488         1,700,324
                                                       2006      1.265          1.347         1,611,402
                                                       2005      1.184          1.265         1,033,038
                                                       2004      1.118          1.184           333,187
                                                       2003      1.000          1.118            99,871

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.278          1.118           436,317
                                                       2007      2.124          2.278           425,276
                                                       2006      1.770          2.124           322,506
                                                       2005      1.523          1.770           323,018
                                                       2004      1.256          1.523           144,088
                                                       2003      1.000          1.256                --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.325          1.325                --
                                                       2008      1.411          1.325                --
                                                       2007      1.419          1.411           563,871
                                                       2006      1.272          1.419           665,514
                                                       2005      1.222          1.272           654,428
                                                       2004      1.130          1.222           453,085
                                                       2003      1.000          1.130            11,807

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.490          1.122           330,813
                                                       2007      1.341          1.490           331,717
                                                       2006      1.287          1.341           318,426
                                                       2005      1.210          1.287           327,171
                                                       2004      1.125          1.210           112,805
                                                       2003      1.000          1.125             7,708

  DWSI International Subaccount (Class B) (7/03).....  2008      2.151          2.060                --
                                                       2007      1.912          2.151           620,817
                                                       2006      1.548          1.912           670,141
                                                       2005      1.359          1.548           565,175
                                                       2004      1.187          1.359           427,364
                                                       2003      1.000          1.187             7,337

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.218          1.277                --
                                                       2005      1.243          1.218           447,116
                                                       2004      1.132          1.243           213,718
                                                       2003      1.000          1.132                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.441          1.592                --
                                                       2005      1.293          1.441           186,845
                                                       2004      1.178          1.293           100,474
                                                       2003      1.000          1.178             3,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.269          1.235                --
                                                       2007      1.235          1.269           597,386
                                                       2006      1.142          1.235           594,100
                                                       2005      1.116          1.142           451,536
                                                       2004      1.066          1.116           338,425
                                                       2003      1.000          1.066            54,839

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.639          1.536                --
                                                       2007      1.614          1.639           892,430
                                                       2006      1.423          1.614           955,857
                                                       2005      1.318          1.423         1,785,103
                                                       2004      1.158          1.318           480,877
                                                       2003      1.000          1.158            32,460

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.203          0.913         2,412,619
                                                       2007      1.167          1.203         3,146,488
                                                       2006      1.089          1.167         3,282,126
                                                       2005      1.060          1.089         2,515,324
                                                       2004      1.003          1.060           812,897

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.064          1.026                --
                                                       2007      1.042          1.064         1,611,568
                                                       2006      1.018          1.042         1,689,993
                                                       2005      1.015          1.018         1,890,923
                                                       2004      0.991          1.015         1,680,946
                                                       2003      1.000          0.991            42,825

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.581          1.532                --
                                                       2007      1.542          1.581         2,508,397
                                                       2006      1.369          1.542         2,575,553
                                                       2005      1.273          1.369         2,452,486
                                                       2004      1.161          1.273         1,676,973
                                                       2003      1.000          1.161           163,942

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.547          1.475                --
                                                       2007      1.606          1.547         3,595,530
                                                       2006      1.380          1.606         3,684,742
                                                       2005      1.304          1.380         2,564,976
                                                       2004      1.165          1.304         1,717,259
                                                       2003      1.000          1.165            75,935

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.667          2.044         1,456,216
                                                       2005      1.542          1.667         1,447,426
                                                       2004      1.247          1.542           807,966
                                                       2003      1.000          1.247           164,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.135          1.365                --
                                                       2005      1.054          1.135           104,549
                                                       2004      1.000          1.054                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.137          1.097           463,205
                                                       2007      2.050          2.137           748,585
                                                       2006      1.606          2.050           351,482
                                                       2005      1.332          1.606           343,729
                                                       2004      1.183          1.332           124,186
                                                       2003      1.000          1.183             2,944

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.085          1.116         1,069,071
                                                       2007      1.044          1.085           565,552
                                                       2006      1.022          1.044           607,326
                                                       2005      1.015          1.022           584,174
                                                       2004      0.998          1.015           788,353
                                                       2003      1.000          0.998            34,617

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.320          0.851         3,046,571
                                                       2007      1.270          1.320         2,943,854
                                                       2006      1.145          1.270         2,485,802
                                                       2005      1.097          1.145         2,847,211
                                                       2004      1.016          1.097         1,231,540

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.319          1.305                --
                                                       2007      1.333          1.319         1,104,452
                                                       2006      1.229          1.333         2,053,944
                                                       2005      1.207          1.229         2,168,097
                                                       2004      1.094          1.207           803,778
                                                       2003      1.000          1.094            75,380

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.063          1.084                --
                                                       2005      1.043          1.063           834,876
                                                       2004      1.005          1.043            88,460

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.229          1.252                --
                                                       2004      1.135          1.229         1,183,205
                                                       2003      1.000          1.135            26,170

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.224          2.145                --
                                                       2007      1.944          2.224           459,361
                                                       2006      1.579          1.944           479,393
                                                       2005      1.407          1.579           420,592
                                                       2004      1.212          1.407           281,707
                                                       2003      1.000          1.212            12,608

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.501          1.441                --
                                                       2007      1.435          1.501           333,251
                                                       2006      1.350          1.435           371,107
                                                       2005      1.227          1.350           329,491
                                                       2004      1.122          1.227           220,494
                                                       2003      1.000          1.122            16,750

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.297          1.284                --
                                                       2005      1.229          1.297           149,865
                                                       2004      1.113          1.229            82,222
                                                       2003      1.000          1.113            11,797

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.153          1.280                --
                                                       2005      1.037          1.153            53,637

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.581          1.559                --
                                                       2007      1.424          1.581           757,126
                                                       2006      1.258          1.424           794,829
                                                       2005      1.258          1.258           859,894
                                                       2004      1.165          1.258           689,003
                                                       2003      1.000          1.165           130,307

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.272          1.311                --
                                                       2005      1.300          1.272           511,937
                                                       2004      1.124          1.300           485,061
                                                       2003      1.000          1.124             9,054

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.555          1.464                --
                                                       2007      1.463          1.555           239,153
                                                       2006      1.344          1.463           248,153
                                                       2005      1.191          1.344           174,909
                                                       2004      1.167          1.191            89,408
                                                       2003      1.000          1.167                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.260          0.864         5,496,146
                                                       2007      1.218          1.260         2,637,601
                                                       2006      1.115          1.218         2,555,044
                                                       2005      1.078          1.115         2,478,421
                                                       2004      1.000          1.078           522,135

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.047          1.052                --
                                                       2007      1.017          1.047         4,672,142
                                                       2006      0.991          1.017         6,108,455
                                                       2005      0.982          0.991         2,127,867
                                                       2004      0.992          0.982         3,334,869
                                                       2003      1.000          0.992           111,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.117          1.143                --
                                                       2005      1.188          1.117           384,012
                                                       2004      1.196          1.188           181,881
                                                       2003      1.000          1.196             3,270

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.396          1.218                --
                                                       2007      1.340          1.396           726,166
                                                       2006      1.298          1.340           760,854
                                                       2005      1.235          1.298           784,558
                                                       2004      1.135          1.235           298,340
                                                       2003      1.000          1.135           128,991

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.170          1.171                --
                                                       2007      1.131          1.170           456,263
                                                       2006      1.056          1.131           496,298
                                                       2005      1.052          1.056         2,222,561
                                                       2004      0.987          1.052           505,971
                                                       2003      1.000          0.987            12,077

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.372          0.724           276,821
                                                       2007      1.224          1.372           260,205
                                                       2006      1.238          1.224           249,308
                                                       2005      1.217          1.238           327,747
                                                       2004      1.218          1.217           104,090
                                                       2003      1.000          1.218                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.869          1.740                --
                                                       2007      1.517          1.869           249,274
                                                       2006      1.450          1.517           271,054
                                                       2005      1.324          1.450           279,062
                                                       2004      1.215          1.324           218,311
                                                       2003      1.000          1.215            69,432

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.308          0.977           909,617

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.083          0.685         2,711,797

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.042          0.693         4,074,877

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.509          1.541           492,144
                                                       2007      2.784          3.509           457,511

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.263          1.320         1,489,970

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.173          1.016           527,774

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.467          0.909           166,374

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.733          0.947           292,229

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.029          0.975         1,133,274

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.233          0.967           620,936

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.470          1.002         2,630,179

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.882          1.890         1,464,720

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.526          0.941         2,014,579

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.535          0.997           760,185

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.121          0.728         1,926,569

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.099          0.840         1,287,130
                                                       2007      1.072          1.099         1,389,767
                                                       2006      1.003          1.072         1,227,792

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.558          1.086           670,093

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.075          0.656         1,477,950

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.220          0.802         1,789,355





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.585          1.043               --
                                                       2007      1.351          1.585               --
                                                       2006      1.107          1.351               --
                                                       2005      1.000          1.107               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.069          1.071               --
                                                       2005      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.703          0.907               --
                                                       2007      1.314          1.703               --
                                                       2006      1.136          1.314               --
                                                       2005      1.000          1.136               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.564          1.633               --
                                                       2006      1.213          1.564               --
                                                       2005      1.000          1.213               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.150          0.596               --
                                                       2007      1.231          1.150               --
                                                       2006      1.118          1.231               --
                                                       2005      1.000          1.118               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.103          1.078               --
                                                       2007      1.118          1.103               --
                                                       2006      1.067          1.118               --
                                                       2005      1.000          1.067               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.131          0.720               --
                                                       2007      1.082          1.131               --
                                                       2006      1.020          1.082               --
                                                       2005      1.000          1.020               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.147          1.087               --
                                                       2007      1.125          1.147               --
                                                       2006      1.004          1.125               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.507          1.227               --
                                                       2006      1.130          1.507               --
                                                       2005      1.000          1.130               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.015          0.984               --
                                                       2007      1.006          1.015               --
                                                       2006      0.991          1.006               --
                                                       2005      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.221          0.793               --
                                                       2007      1.119          1.221               --
                                                       2006      1.063          1.119               --
                                                       2005      1.000          1.063               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.419          0.688               --
                                                       2007      1.339          1.419               --
                                                       2006      1.129          1.339               --
                                                       2005      1.000          1.129               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.046          0.671               --
                                                       2008      1.118          1.046               --
                                                       2007      1.138          1.118               --
                                                       2006      1.032          1.138               --
                                                       2005      1.000          1.032               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.215          0.904               --
                                                       2007      1.106          1.215               --
                                                       2006      1.075          1.106               --
                                                       2005      1.000          1.075               --

  DWSI International Subaccount (Class B) (7/03).....  2008      1.531          1.460               --
                                                       2007      1.377          1.531               --
                                                       2006      1.128          1.377               --
                                                       2005      1.000          1.128               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      0.984          1.023               --
                                                       2005      1.000          0.984               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.110          1.213               --
                                                       2005      1.000          1.110               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.097          1.062               --
                                                       2007      1.079          1.097               --
                                                       2006      1.010          1.079               --
                                                       2005      1.000          1.010               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.203          1.123               --
                                                       2007      1.199          1.203               --
                                                       2006      1.070          1.199               --
                                                       2005      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.092          0.819               --
                                                       2007      1.073          1.092               --
                                                       2006      1.013          1.073               --
                                                       2005      1.000          1.013               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.002          0.963               --
                                                       2007      0.993          1.002               --
                                                       2006      0.982          0.993               --
                                                       2005      1.000          0.982               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.185          1.144               --
                                                       2007      1.170          1.185               --
                                                       2006      1.052          1.170               --
                                                       2005      1.000          1.052               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.132          1.075               --
                                                       2007      1.189          1.132               --
                                                       2006      1.034          1.189               --
                                                       2005      1.000          1.034               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.073          1.300               --
                                                       2005      1.000          1.073               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.058          1.258               --
                                                       2005      1.000          1.058               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.531          0.776               --
                                                       2007      1.487          1.531               --
                                                       2006      1.179          1.487               --
                                                       2005      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.027          1.044               --
                                                       2007      1.000          1.027               --
                                                       2006      0.991          1.000               --
                                                       2005      1.000          0.991               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.164          0.741               --
                                                       2007      1.133          1.164               --
                                                       2006      1.034          1.133               --
                                                       2005      1.000          1.034               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.042          1.027               --
                                                       2007      1.066          1.042               --
                                                       2006      0.995          1.066               --
                                                       2005      1.000          0.995               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.003          1.014               --
                                                       2005      1.000          1.003               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.000          1.017               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.536          1.476               --
                                                       2007      1.359          1.536               --
                                                       2006      1.117          1.359               --
                                                       2005      1.000          1.117               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.186          1.135               --
                                                       2007      1.148          1.186               --
                                                       2006      1.093          1.148               --
                                                       2005      1.000          1.093               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.065          1.043               --
                                                       2005      1.000          1.065               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.092          1.199               --
                                                       2005      1.000          1.092               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.206          1.185               --
                                                       2007      1.099          1.206               --
                                                       2006      0.983          1.099               --
                                                       2005      1.000          0.983               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.993          1.014               --
                                                       2005      1.000          0.993               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.250          1.172               --
                                                       2007      1.190          1.250               --
                                                       2006      1.107          1.190               --
                                                       2005      1.000          1.107               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.128          0.765               --
                                                       2007      1.104          1.128               --
                                                       2006      1.023          1.104               --
                                                       2005      1.000          1.023               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.030          1.031               --
                                                       2007      1.012          1.030               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.978          0.989               --
                                                       2005      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.087          0.944               --
                                                       2007      1.056          1.087               --
                                                       2006      1.035          1.056               --
                                                       2005      1.000          1.035               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.064          1.061               --
                                                       2007      1.041          1.064               --
                                                       2006      0.984          1.041               --
                                                       2005      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.134          0.591               --
                                                       2007      1.024          1.134               --
                                                       2006      1.048          1.024               --
                                                       2005      1.000          1.048               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.366          1.267               --
                                                       2007      1.122          1.366               --
                                                       2006      1.086          1.122               --
                                                       2005      1.000          1.086               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.029          0.763               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.046          0.656               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.028          0.880               --
                                                       2007      1.622          2.028               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.469          0.850               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.063          0.913               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.175          0.722               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.262          0.684               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.966          0.907               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.061          0.825               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.071          0.724               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.256          1.251               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.140          0.697               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.122          0.723               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.086          0.700               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.077          0.813          110,583
                                                       2007      1.063          1.077          110,592
                                                       2006      1.003          1.063               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.183          0.819               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.050          0.635               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.946          0.617               --





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.




Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND SUBSTITUTIONS




The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Conservative Allocation VIP                MetLife Moderate Strategy Portfolio
  DWS Growth Allocation VIP                      MetLife Growth Strategy Portfolio
  DWS Moderate Allocation VIP                    MetLife Balanced Strategy Portfolio




INVESTMENT ADVISER MERGER



The following former Investment Adviser was merged with and into the new Investment Adviser.



          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-70-71-75

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED



                                   MAY 1, 2009


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").


This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2009. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     3

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus.......................     9

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus.....................   116

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward......................   306

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife of CT Separate Account Eleven for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0

2006............................            $105,520,780                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2008 ranged from $31,950 to $4,123,919. The amount of commissions paid to selected broker-dealer firms during 2008 ranged from $852,556 to $13,129,922. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2008 ranged from $884,506 to $17,253,841.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


DWS Scudder Distributors, Inc.

Morgan Stanley DW, Inc.

PFS Investments, Inc. (d/b/a Primerica)

Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2009, and may be indexed for inflation in years after 2009. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2009 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2009. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2009).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.424          1.518                --
                                                       2006      1.366          1.424           787,253
                                                       2005      1.280          1.366           807,056
                                                       2004      1.224          1.280           612,238
                                                       2003      1.000          1.224           105,411

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.716          1.695                --
                                                       2007      1.597          1.716           553,782
                                                       2006      1.464          1.597           542,246
                                                       2005      1.388          1.464           876,160
                                                       2004      1.243          1.388           644,715
                                                       2003      1.000          1.243           139,942

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.485          1.064         2,060,106
                                                       2007      1.552          1.485         2,143,724
                                                       2006      1.348          1.552         2,301,091
                                                       2005      1.325          1.348         2,262,980
                                                       2004      1.215          1.325         1,814,737
                                                       2003      1.000          1.215           265,631

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.760          0.995           712,714
                                                       2007      1.609          1.760         1,012,918
                                                       2006      1.506          1.609           704,307
                                                       2005      1.462          1.506           726,758
                                                       2004      1.334          1.462           588,175
                                                       2003      1.000          1.334            47,466

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.287          1.340         1,288,407
                                                       2007      2.015          2.287         1,434,778
                                                       2006      1.687          2.015         1,459,522
                                                       2005      1.558          1.687         1,527,265
                                                       2004      1.337          1.558           940,538
                                                       2003      1.000          1.337           182,570

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.555          0.908         1,155,285
                                                       2007      1.616          1.555         1,321,138

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.362          0.871           481,115
                                                       2007      1.358          1.362           804,088

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.648          1.028           340,472
                                                       2007      1.722          1.648           347,575

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.200          1.257                --
                                                       2006      1.035          1.200            27,416
                                                       2005      0.977          1.035             2,641

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.327          1.364                --
                                                       2006      1.202          1.327           665,070
                                                       2005      1.188          1.202           601,352
                                                       2004      1.114          1.188           503,393
                                                       2003      1.000          1.114            84,268

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.576          1.630                --
                                                       2006      1.447          1.576         1,288,670
                                                       2005      1.343          1.447         1,345,775
                                                       2004      1.255          1.343         1,028,360
                                                       2003      1.000          1.255           454,608

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.079          0.681         1,654,478

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.563          0.880           640,456
                                                       2007      1.499          1.563           727,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.310          1.309           763,188
                                                       2007      2.201          2.310            67,205

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.132          0.601         1,893,499
                                                       2007      1.007          1.132         2,200,804
                                                       2006      0.994          1.007         1,749,738

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.062          1.074         6,523,177
                                                       2007      1.028          1.062         3,332,432
                                                       2006      1.006          1.028         3,222,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.096          0.837           849,720
                                                       2007      1.116          1.096           712,498

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.098          0.642         1,117,678
                                                       2007      1.051          1.098         1,054,554
                                                       2006      0.996          1.051         1,062,073

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         3,371,576
                                                       2004      0.993          0.987         2,175,883
                                                       2003      1.000          0.993         1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.331          1.391                --
                                                       2005      1.291          1.331         1,202,517
                                                       2004      1.232          1.291           977,079
                                                       2003      1.000          1.232           129,937

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.850          2.014                --
                                                       2005      1.650          1.850           462,868
                                                       2004      1.412          1.650           357,618
                                                       2003      1.000          1.412            74,860

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.022          1.060                --
                                                       2006      1.008          1.022         1,632,476
                                                       2005      1.008          1.008         2,246,854
                                                       2004      0.995          1.008         1,261,234
                                                       2003      1.000          0.995           205,748

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118                --
                                                       2005      1.000          0.995            30,660
                                                       2004      1.025          1.000            31,257

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.163          1.236                --
                                                       2005      1.140          1.163           753,340
                                                       2004      1.109          1.140           536,437
                                                       2003      1.000          1.109            63,211

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.063         2,636,593
                                                       2007      1.079          1.091         1,686,339

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.307          0.867         1,130,419
                                                       2007      1.249          1.307         1,336,345
                                                       2006      1.085          1.249         1,114,381
                                                       2005      0.986          1.085           204,925

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.443          1.821           675,821
                                                       2007      3.173          4.443           717,561
                                                       2006      2.381          3.173           508,661
                                                       2005      1.760          2.381           575,549
                                                       2004      1.509          1.760           267,349
                                                       2003      1.000          1.509            79,215

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.691          1.156         2,352,893
                                                       2007      1.711          1.691         2,284,303
                                                       2006      1.425          1.711         2,301,665
                                                       2005      1.373          1.425         1,564,052
                                                       2004      1.204          1.373         1,181,065
                                                       2003      1.000          1.204           299,031

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                --
                                                       2006      1.064          1.247               237
                                                       2005      0.978          1.064             3,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.579          2.004                --
                                                       2005      1.490          1.579           103,994
                                                       2004      1.282          1.490            35,157
                                                       2003      1.000          1.282            15,086

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.622          1.046         2,383,927
                                                       2007      1.574          1.622         2,436,268
                                                       2006      1.376          1.574         2,099,244
                                                       2005      1.321          1.376         1,699,179
                                                       2004      1.211          1.321         1,430,389
                                                       2003      1.000          1.211           359,649

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.149          0.742           675,547
                                                       2007      1.145          1.149           799,868
                                                       2006      1.039          1.145           770,924
                                                       2005      0.996          1.039           424,905

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.347          0.852         3,496,517
                                                       2007      1.298          1.347         4,157,348
                                                       2006      1.220          1.298         5,501,224
                                                       2005      1.220          1.220         5,408,568
                                                       2004      1.151          1.220         3,872,083
                                                       2003      1.000          1.151         1,442,853

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.261          0.746           992,279
                                                       2007      1.219          1.261           926,953
                                                       2006      1.084          1.219           624,147
                                                       2005      1.003          1.084            24,646

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.225          0.782         9,454,379
                                                       2007      1.178          1.225         9,482,749
                                                       2006      1.064          1.178         8,057,740
                                                       2005      0.983          1.064           774,132

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.185          0.803         3,257,139
                                                       2007      1.141          1.185         5,095,126
                                                       2006      1.049          1.141         3,302,385
                                                       2005      0.992          1.049           485,158

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.384          0.694           293,642
                                                       2007      1.311          1.384           409,758
                                                       2006      1.223          1.311           256,124
                                                       2005      1.205          1.223           399,679
                                                       2004      1.153          1.205           451,588
                                                       2003      1.000          1.153           207,501

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.280          1.229           361,746
                                                       2007      2.048          2.280           822,295
                                                       2006      1.699          2.048           875,229
                                                       2005      1.500          1.699           238,550
                                                       2004      1.288          1.500           147,231
                                                       2003      1.000          1.288            15,484

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.915          1.247         1,617,083
                                                       2007      1.849          1.915         1,809,615
                                                       2006      1.675          1.849         1,762,922
                                                       2005      1.583          1.675         1,589,232
                                                       2004      1.322          1.583         1,276,978
                                                       2003      1.000          1.322           379,513

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.250          0.758           973,513
                                                       2007      1.176          1.250           615,178
                                                       2006      1.164          1.176           547,763
                                                       2005      1.094          1.164           453,749
                                                       2004      1.028          1.094           163,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      2.021          1.225         1,196,569
                                                       2007      2.541          2.021           951,568
                                                       2006      1.894          2.541         1,380,663
                                                       2005      1.677          1.894         1,203,780
                                                       2004      1.260          1.677           993,392
                                                       2003      1.000          1.260           132,684

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                --
                                                       2006      1.103          1.169           112,696
                                                       2005      1.072          1.103           305,991
                                                       2004      1.061          1.072           290,662

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.784          1.086           660,933
                                                       2007      1.955          1.784           781,263
                                                       2006      1.743          1.955           800,811
                                                       2005      1.595          1.743           822,610
                                                       2004      1.353          1.595           646,985
                                                       2003      1.000          1.353           302,247

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.428          1.516                --
                                                       2005      1.429          1.428            88,448
                                                       2004      1.284          1.429            64,728
                                                       2003      1.000          1.284            14,393

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.292          1.122         2,920,242
                                                       2007      1.238          1.292         3,475,479
                                                       2006      1.185          1.238         3,169,392
                                                       2005      1.176          1.185         2,665,659
                                                       2004      1.088          1.176         1,486,400
                                                       2003      1.000          1.088           351,519

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.518          1.518                --
                                                       2006      1.342          1.518           361,418
                                                       2005      1.304          1.342           406,893
                                                       2004      1.190          1.304           226,750
                                                       2003      1.000          1.190             7,885

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           18,207
                                                       2005      1.278          1.364           23,303
                                                       2004      1.224          1.278           25,524
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.712          1.691               --
                                                       2007      1.594          1.712           33,304
                                                       2006      1.462          1.594           50,642
                                                       2005      1.387          1.462           53,828
                                                       2004      1.243          1.387           57,583
                                                       2003      1.000          1.243               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.481          1.061           27,260
                                                       2007      1.549          1.481           59,809
                                                       2006      1.346          1.549           69,139
                                                       2005      1.324          1.346           39,878
                                                       2004      1.214          1.324           38,579
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.756          0.992           33,690
                                                       2007      1.606          1.756           49,207
                                                       2006      1.504          1.606           52,914
                                                       2005      1.460          1.504           53,958
                                                       2004      1.333          1.460           56,976
                                                       2003      1.000          1.333               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.000          1.336               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.551          0.906           13,135
                                                       2007      1.612          1.551            8,094

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.359          0.869            7,477
                                                       2007      1.356          1.359           52,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      0.976          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325           53,215
                                                       2005      1.187          1.201           27,010
                                                       2004      1.113          1.187           33,077
                                                       2003      1.000          1.113            6,338

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573            7,605
                                                       2005      1.341          1.445            7,530
                                                       2004      1.255          1.341            6,964
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.077          0.680           70,366

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.560          0.878            7,544
                                                       2007      1.496          1.560           11,730

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.131          0.601           42,720
                                                       2007      1.007          1.131          102,727
                                                       2006      0.994          1.007          125,771

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.095          0.835           21,253
                                                       2007      1.115          1.095            9,667

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.098          0.641           51,946
                                                       2007      1.051          1.098           78,291
                                                       2006      0.996          1.051           98,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329           60,268
                                                       2004      1.231          1.290           55,217
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848           51,328
                                                       2004      1.411          1.649           51,797
                                                       2003      1.000          1.411               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020           11,563
                                                       2005      1.007          1.007          118,724
                                                       2004      0.994          1.007          122,795
                                                       2003      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994           15,081
                                                       2004      1.025          1.000           14,456

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           27,647
                                                       2004      1.109          1.139           27,650
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.063           10,384
                                                       2007      1.079          1.091            4,305

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.305          0.865            1,353
                                                       2007      1.248          1.305            1,359
                                                       2006      1.084          1.248            1,396
                                                       2005      0.986          1.084            1,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.432          1.816           17,082
                                                       2007      3.167          4.432           42,086
                                                       2006      2.378          3.167           46,947
                                                       2005      1.759          2.378           36,145
                                                       2004      1.508          1.759           30,854
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.687          1.152           69,232
                                                       2007      1.707          1.687          154,357
                                                       2006      1.423          1.707          160,395
                                                       2005      1.372          1.423          141,886
                                                       2004      1.203          1.372          137,696
                                                       2003      1.000          1.203               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246              690
                                                       2005      0.978          1.063              725

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577           46,500
                                                       2004      1.281          1.488           48,358
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.618          1.043          174,721
                                                       2007      1.571          1.618          249,920
                                                       2006      1.374          1.571          277,949
                                                       2005      1.320          1.374          278,498
                                                       2004      1.211          1.320          316,944
                                                       2003      1.000          1.211           19,153

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.148          0.741           24,093
                                                       2007      1.144          1.148              740
                                                       2006      1.039          1.144              759
                                                       2005      0.996          1.039              750

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.344          0.850           23,949
                                                       2007      1.295          1.344           80,858
                                                       2006      1.218          1.295           91,419
                                                       2005      1.219          1.218           34,355
                                                       2004      1.151          1.219           36,953
                                                       2003      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.259          0.745          179,685
                                                       2007      1.218          1.259          179,721
                                                       2006      1.083          1.218           95,854
                                                       2005      1.003          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.223          0.780            9,358
                                                       2007      1.177          1.223           36,786
                                                       2006      1.063          1.177           36,852
                                                       2005      0.983          1.063           36,916

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.184          0.801          197,971
                                                       2007      1.140          1.184          202,041
                                                       2006      1.049          1.140          209,284
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.381          0.692           27,780
                                                       2007      1.308          1.381           44,355
                                                       2006      1.221          1.308           45,692
                                                       2005      1.204          1.221           54,628
                                                       2004      1.152          1.204           52,133
                                                       2003      1.000          1.152               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.274          1.226           45,621
                                                       2007      2.044          2.274           61,688
                                                       2006      1.697          2.044           63,076
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.911          1.244           92,836
                                                       2007      1.846          1.911          129,769
                                                       2006      1.673          1.846          132,285
                                                       2005      1.582          1.673          120,921
                                                       2004      1.322          1.582          122,363
                                                       2003      1.000          1.322           22,818

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.248          0.756           30,381
                                                       2007      1.174          1.248           30,248
                                                       2006      1.163          1.174           29,887
                                                       2005      1.094          1.163            1,192
                                                       2004      1.028          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      2.016          1.221           29,116
                                                       2007      2.536          2.016           55,366
                                                       2006      1.891          2.536           68,541
                                                       2005      1.675          1.891           38,753
                                                       2004      1.259          1.675           35,600
                                                       2003      1.000          1.259            5,553

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168           13,880
                                                       2005      1.072          1.102               --
                                                       2004      1.061          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.780          1.083           48,013
                                                       2007      1.952          1.780           63,726
                                                       2006      1.740          1.952           77,871
                                                       2005      1.594          1.740           47,391
                                                       2004      1.353          1.594           50,819
                                                       2003      1.000          1.353            8,633

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426           24,396
                                                       2004      1.283          1.428           27,133
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.289          1.118          167,014
                                                       2007      1.236          1.289           96,345
                                                       2006      1.184          1.236          109,892
                                                       2005      1.175          1.184           96,801
                                                       2004      1.088          1.175           80,358
                                                       2003      1.000          1.088               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515           10,820
                                                       2005      1.303          1.340           11,860
                                                       2004      1.190          1.303           14,367
                                                       2003      1.000          1.190            5,983

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.337          1.424                --
                                                       2006      1.284          1.337           234,091
                                                       2005      1.204          1.284             1,955
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.550          1.530                --
                                                       2007      1.444          1.550            28,124
                                                       2006      1.325          1.444            28,289
                                                       2005      1.257          1.325             1,829
                                                       2004      1.127          1.257                --
                                                       2003      1.004          1.127                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.402          1.004           318,438
                                                       2007      1.467          1.402           348,129
                                                       2006      1.276          1.467           300,256
                                                       2005      1.256          1.276            10,496
                                                       2004      1.152          1.256                --
                                                       2003      1.000          1.152                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.608          0.908            76,528
                                                       2007      1.472          1.608            79,056
                                                       2006      1.379          1.472            96,327
                                                       2005      1.340          1.379             6,050
                                                       2004      1.224          1.340                --
                                                       2003      1.000          1.224                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.074          1.215           248,667
                                                       2007      1.829          2.074           321,873
                                                       2006      1.534          1.829           310,295
                                                       2005      1.417          1.534             8,460
                                                       2004      1.217          1.417                --
                                                       2003      1.000          1.217                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.420          0.828           130,991
                                                       2007      1.476          1.420           260,391

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.285          0.821            98,121
                                                       2007      1.282          1.285           100,326

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.485          0.925            26,190
                                                       2007      1.553          1.485           156,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.198          1.254                --
                                                       2006      1.035          1.198           202,269
                                                       2005      0.976          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.253          1.287                --
                                                       2006      1.136          1.253            18,264
                                                       2005      1.124          1.136             6,758
                                                       2004      1.054          1.124                --
                                                       2003      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.440          1.489                --
                                                       2006      1.324          1.440           203,748
                                                       2005      1.229          1.324            13,923
                                                       2004      1.151          1.229                --
                                                       2003      1.000          1.151                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.075          0.678           121,130

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.466          0.825            94,781
                                                       2007      1.406          1.466           244,979

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.107          1.193            20,278
                                                       2007      2.009          2.107               516

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.130          0.600           303,219
                                                       2007      1.007          1.130           345,791
                                                       2006      0.994          1.007           336,725

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.059          1.069           631,296
                                                       2007      1.026          1.059           490,084
                                                       2006      1.005          1.026           470,063

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.094          0.834            27,662
                                                       2007      1.114          1.094            24,400

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.097          0.640           142,258
                                                       2007      1.050          1.097           303,343
                                                       2006      0.996          1.050           268,291

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997            17,086
                                                       2004      0.994          0.986                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.244          1.299                --
                                                       2005      1.207          1.244            26,392
                                                       2004      1.153          1.207                --
                                                       2003      1.000          1.153                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.659          1.804                --
                                                       2005      1.481          1.659            23,249
                                                       2004      1.268          1.481                --
                                                       2003      1.000          1.268                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.009          1.045                --
                                                       2006      0.995          1.009            18,690
                                                       2005      0.996          0.995             8,356
                                                       2004      0.984          0.996                --
                                                       2003      1.000          0.984                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.115                --
                                                       2005      1.000          0.994               336
                                                       2004      1.024          1.000                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.095          1.162                --
                                                       2005      1.074          1.095             4,284
                                                       2004      1.046          1.074                --
                                                       2003      1.000          1.046                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.062            52,355
                                                       2007      1.079          1.091            17,902

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.303          0.863           225,447
                                                       2007      1.247          1.303           225,978
                                                       2006      1.084          1.247           108,993
                                                       2005      0.986          1.084            36,305

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.034          1.652            48,134
                                                       2007      2.884          4.034            58,009
                                                       2006      2.167          2.884            33,649
                                                       2005      1.603          2.167            11,279
                                                       2004      1.375          1.603                --
                                                       2003      1.000          1.375                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.558          1.064            38,810
                                                       2007      1.578          1.558            59,449
                                                       2006      1.315          1.578            28,582
                                                       2005      1.269          1.315            15,684
                                                       2004      1.114          1.269                --
                                                       2003      1.000          1.114                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368                --
                                                       2006      1.063          1.245             1,540
                                                       2005      0.978          1.063                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.469          1.863                --
                                                       2005      1.387          1.469                --
                                                       2004      1.195          1.387                --
                                                       2003      0.990          1.195                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.511          0.974           101,742
                                                       2007      1.468          1.511           135,885
                                                       2006      1.285          1.468            29,543
                                                       2005      1.235          1.285             2,974
                                                       2004      1.133          1.235                --
                                                       2003      1.000          1.133                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.146          0.740           115,250
                                                       2007      1.143          1.146           123,198
                                                       2006      1.039          1.143           128,463
                                                       2005      0.996          1.039            16,646

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.262          0.798            14,471
                                                       2007      1.217          1.262            31,380
                                                       2006      1.145          1.217            48,781
                                                       2005      1.146          1.145            22,845
                                                       2004      1.083          1.146                --
                                                       2003      1.000          1.083                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.257          0.743           199,365
                                                       2007      1.217          1.257           282,159
                                                       2006      1.083          1.217           300,634
                                                       2005      1.003          1.083            53,246

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.222          0.779           770,847
                                                       2007      1.176          1.222           856,805
                                                       2006      1.063          1.176           922,490
                                                       2005      0.983          1.063           195,270

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.182          0.800         2,021,598
                                                       2007      1.139          1.182         2,233,778
                                                       2006      1.048          1.139         1,302,076
                                                       2005      0.992          1.048           236,206

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.301          0.652            43,672
                                                       2007      1.233          1.301           202,289
                                                       2006      1.152          1.233           202,744
                                                       2005      1.136          1.152                --
                                                       2004      1.088          1.136                --
                                                       2003      1.000          1.088                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.114          1.139            29,087
                                                       2007      1.901          2.114            84,997
                                                       2006      1.579          1.901            85,443
                                                       2005      1.396          1.579             2,956
                                                       2004      1.200          1.396                --
                                                       2003      0.996          1.200                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.735          1.129            76,568
                                                       2007      1.677          1.735            43,555
                                                       2006      1.521          1.677            33,190
                                                       2005      1.438          1.521            16,241
                                                       2004      1.203          1.438                --
                                                       2003      1.000          1.203                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.245          0.754            51,378
                                                       2007      1.173          1.245            53,877
                                                       2006      1.162          1.173            47,899
                                                       2005      1.093          1.162             9,497
                                                       2004      1.028          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.938          1.174            42,970
                                                       2007      2.440          1.938            58,093
                                                       2006      1.820          2.440            17,966
                                                       2005      1.613          1.820            11,105
                                                       2004      1.213          1.613                --
                                                       2003      1.000          1.213                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376                --
                                                       2006      1.101          1.166            17,599
                                                       2005      1.072          1.101            15,215
                                                       2004      1.061          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.589          0.966           180,059
                                                       2007      1.743          1.589           158,177
                                                       2006      1.555          1.743           163,412
                                                       2005      1.425          1.555            31,310
                                                       2004      1.210          1.425                --
                                                       2003      1.000          1.210                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.304          1.384                --
                                                       2005      1.307          1.304                --
                                                       2004      1.175          1.307                --
                                                       2003      1.000          1.175                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.237          1.073           156,467
                                                       2007      1.187          1.237           117,535
                                                       2006      1.138          1.187            87,342
                                                       2005      1.130          1.138            26,269
                                                       2004      1.046          1.130                --
                                                       2003      1.000          1.046                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.425          1.424                --
                                                       2006      1.261          1.425            93,398
                                                       2005      1.227          1.261            43,710
                                                       2004      1.121          1.227                --
                                                       2003      0.993          1.121                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           327,497
                                                       2005      1.275          1.359           361,520
                                                       2004      1.222          1.275           282,277
                                                       2003      1.000          1.222            89,198

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.700          1.678                --
                                                       2007      1.586          1.700           164,740
                                                       2006      1.456          1.586           186,705
                                                       2005      1.383          1.456           230,169
                                                       2004      1.241          1.383           203,216
                                                       2003      1.000          1.241            66,821

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.471          1.052           978,618
                                                       2007      1.541          1.471         1,070,892
                                                       2006      1.341          1.541         1,145,616
                                                       2005      1.321          1.341         1,064,298
                                                       2004      1.213          1.321           785,302
                                                       2003      1.000          1.213           167,501

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.743          0.984           316,065
                                                       2007      1.598          1.743           349,576
                                                       2006      1.498          1.598           351,383
                                                       2005      1.457          1.498           361,523
                                                       2004      1.332          1.457           306,613
                                                       2003      1.000          1.332            39,038

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.000          1.335            49,584

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.540          0.898           568,326
                                                       2007      1.603          1.540           638,874

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.350          0.861           140,490
                                                       2007      1.348          1.350           167,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196           104,615
                                                       2005      0.976          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317           180,745
                                                       2005      1.184          1.196           148,382
                                                       2004      1.112          1.184           251,830
                                                       2003      1.000          1.112           160,347

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           666,433
                                                       2005      1.338          1.440           538,778
                                                       2004      1.254          1.338           502,512
                                                       2003      1.000          1.254            67,961

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.072          0.676           773,187

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.549          0.870           293,601
                                                       2007      1.487          1.549           319,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.289          1.294           130,216
                                                       2007      2.184          2.289            13,979

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.128          0.598           480,193
                                                       2007      1.006          1.128           486,031
                                                       2006      0.994          1.006           542,294

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.092          0.832           325,782
                                                       2007      1.113          1.092           379,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.095          0.639           460,256
                                                       2007      1.050          1.095           540,380
                                                       2006      0.996          1.050           564,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           387,799
                                                       2004      1.230          1.287           306,622
                                                       2003      1.000          1.230           122,370

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           280,567
                                                       2004      1.410          1.645           202,052
                                                       2003      1.000          1.410            88,681

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015         1,592,557
                                                       2005      1.004          1.003         1,712,551
                                                       2004      0.993          1.004         1,096,034
                                                       2003      1.000          0.993           227,042

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            85,470
                                                       2004      1.024          0.999            75,857

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.157          1.227                --
                                                       2005      1.137          1.157           932,722
                                                       2004      1.108          1.137           544,931
                                                       2003      1.000          1.108            82,628

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.061         1,576,090
                                                       2007      1.079          1.091         1,565,840

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.299          0.860           664,992
                                                       2007      1.245          1.299           733,448
                                                       2006      1.083          1.245           494,856
                                                       2005      0.986          1.083            94,811

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.402          1.801           345,283
                                                       2007      3.149          4.402           438,934
                                                       2006      2.369          3.149           414,667
                                                       2005      1.754          2.369           276,538
                                                       2004      1.507          1.754           179,124
                                                       2003      1.000          1.507             8,128

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.675          1.143           893,558
                                                       2007      1.698          1.675           971,957
                                                       2006      1.417          1.698         1,067,144
                                                       2005      1.369          1.417         1,008,460
                                                       2004      1.202          1.369           838,307
                                                       2003      1.000          1.202           198,090

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243            22,701
                                                       2005      0.978          1.062             2,020

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571             4,135
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.606          1.035           853,371
                                                       2007      1.563          1.606         1,097,326
                                                       2006      1.369          1.563           802,207
                                                       2005      1.317          1.369           843,294
                                                       2004      1.210          1.317           580,540
                                                       2003      1.000          1.210           238,151

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.143          0.737           336,847
                                                       2007      1.141          1.143           551,469
                                                       2006      1.038          1.141           403,249
                                                       2005      0.996          1.038           197,578

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.335          0.843           575,298
                                                       2007      1.288          1.335           891,816
                                                       2006      1.213          1.288         1,120,451
                                                       2005      1.216          1.213         1,842,181
                                                       2004      1.150          1.216         3,105,686
                                                       2003      1.000          1.150         2,100,182

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.254          0.741            49,681
                                                       2007      1.215          1.254           206,426
                                                       2006      1.082          1.215           205,926
                                                       2005      1.003          1.082             5,110

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.218          0.776         2,468,934
                                                       2007      1.174          1.218         2,094,299
                                                       2006      1.062          1.174         1,633,294
                                                       2005      0.983          1.062           103,266

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.179          0.797         2,664,654
                                                       2007      1.137          1.179         2,421,606
                                                       2006      1.047          1.137         2,309,838
                                                       2005      0.992          1.047           848,643

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.371          0.686           188,327
                                                       2007      1.301          1.371           135,467
                                                       2006      1.216          1.301           146,684
                                                       2005      1.201          1.216           128,424
                                                       2004      1.151          1.201           162,070
                                                       2003      1.000          1.151            40,133

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.258          1.216           168,499
                                                       2007      2.033          2.258           198,016
                                                       2006      1.690          2.033           219,305
                                                       2005      1.495          1.690            80,209
                                                       2004      1.287          1.495            35,270
                                                       2003      1.000          1.287            12,714

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.897          1.233           471,036
                                                       2007      1.836          1.897           726,840
                                                       2006      1.666          1.836           840,461
                                                       2005      1.578          1.666           791,734
                                                       2004      1.321          1.578           630,601
                                                       2003      1.000          1.321           110,132

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.241          0.751           429,533
                                                       2007      1.170          1.241           454,023
                                                       2006      1.160          1.170           622,217
                                                       2005      1.092          1.160           463,167
                                                       2004      1.028          1.092           336,722

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      2.002          1.211           312,925
                                                       2007      2.523          2.002           370,138
                                                       2006      1.884          2.523           388,472
                                                       2005      1.671          1.884           320,451
                                                       2004      1.258          1.671           192,854
                                                       2003      1.000          1.258            50,693

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163           199,644
                                                       2005      1.071          1.099           136,830
                                                       2004      1.061          1.071           106,006

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.768          1.073           262,734
                                                       2007      1.941          1.768           471,484
                                                       2006      1.733          1.941           417,892
                                                       2005      1.590          1.733           291,971
                                                       2004      1.352          1.590           215,148
                                                       2003      1.000          1.352            37,413

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421            85,470
                                                       2004      1.282          1.424            69,632
                                                       2003      1.000          1.282             9,513

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.280          1.109           951,420
                                                       2007      1.229          1.280         1,028,154
                                                       2006      1.179          1.229         1,042,509
                                                       2005      1.172          1.179         1,063,125
                                                       2004      1.087          1.172           860,397
                                                       2003      1.000          1.087           245,507

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           432,967
                                                       2005      1.299          1.335           396,941
                                                       2004      1.189          1.299           268,732
                                                       2003      1.000          1.189            47,193

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.502                 --
                                                       2006      1.357          1.411          2,055,041
                                                       2005      1.274          1.357          2,224,026
                                                       2004      1.222          1.274          1,379,043
                                                       2003      1.000          1.222            457,651

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.696          1.674                 --
                                                       2007      1.583          1.696            516,627
                                                       2006      1.454          1.583            628,478
                                                       2005      1.382          1.454            691,370
                                                       2004      1.241          1.382            698,870
                                                       2003      1.000          1.241            262,226

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.467          1.049          2,524,197
                                                       2007      1.538          1.467          3,244,636
                                                       2006      1.339          1.538          3,888,300
                                                       2005      1.320          1.339          4,156,560
                                                       2004      1.213          1.320          3,040,138
                                                       2003      1.000          1.213            659,510

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.739          0.981          1,275,524
                                                       2007      1.594          1.739          1,477,143
                                                       2006      1.496          1.594          1,720,773
                                                       2005      1.455          1.496          1,750,655
                                                       2004      1.331          1.455          1,217,084
                                                       2003      1.000          1.331            415,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.000          1.334            268,751

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.537          0.895          1,571,031
                                                       2007      1.599          1.537          1,821,312

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.346          0.859            730,036
                                                       2007      1.345          1.346            736,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                 --
                                                       2006      1.033          1.194             14,421
                                                       2005      0.976          1.033                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                 --
                                                       2006      1.194          1.315            769,299
                                                       2005      1.183          1.194            787,225
                                                       2004      1.112          1.183            680,110
                                                       2003      1.000          1.112            536,906

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.561          1.614                 --
                                                       2006      1.438          1.561          2,068,612
                                                       2005      1.337          1.438          2,138,908
                                                       2004      1.253          1.337          1,614,907
                                                       2003      1.000          1.253            474,098

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.071          0.675          2,449,277

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.545          0.868          1,573,174
                                                       2007      1.484          1.545          1,606,366

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.283          1.291          1,124,147
                                                       2007      2.179          2.283            453,602

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.127          0.597          2,130,410
                                                       2007      1.006          1.127          1,908,606
                                                       2006      0.994          1.006          1,742,400

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.091          0.831          1,612,912
                                                       2007      1.113          1.091          1,570,181

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.094          0.638          2,729,469
                                                       2007      1.049          1.094          3,340,173
                                                       2006      0.996          1.049          4,187,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.380                 --
                                                       2005      1.286          1.322          1,244,186
                                                       2004      1.230          1.286          1,128,190
                                                       2003      1.000          1.230            190,113

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.838          1.998                 --
                                                       2005      1.643          1.838          2,125,078
                                                       2004      1.409          1.643          1,441,373
                                                       2003      1.000          1.409            213,316

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.013          1.048                 --
                                                       2006      1.001          1.013          3,525,132
                                                       2005      1.003          1.001          3,084,313
                                                       2004      0.993          1.003          2,367,795
                                                       2003      1.000          0.993            653,808

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                 --
                                                       2005      0.998          0.991            440,887
                                                       2004      1.024          0.998            389,201

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                 --
                                                       2005      1.135          1.155          1,323,683
                                                       2004      1.107          1.135            656,659
                                                       2003      1.000          1.107            127,183

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.060          3,900,533
                                                       2007      1.079          1.091          3,647,522

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.297          0.858          1,181,606
                                                       2007      1.244          1.297          1,223,178
                                                       2006      1.082          1.244          1,041,633
                                                       2005      0.986          1.082            335,006

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.391          1.795            867,488
                                                       2007      3.143          4.391          1,101,635
                                                       2006      2.365          3.143          1,460,549
                                                       2005      1.753          2.365          1,544,086
                                                       2004      1.506          1.753            907,499
                                                       2003      1.000          1.506            192,511

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.671          1.139          2,018,222
                                                       2007      1.695          1.671          2,493,912
                                                       2006      1.415          1.695          2,760,344
                                                       2005      1.367          1.415          2,814,100
                                                       2004      1.202          1.367          2,297,805
                                                       2003      1.000          1.202            693,010

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                 --
                                                       2006      1.062          1.242             43,306
                                                       2005      0.978          1.062              1,125

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.568          1.986                 --
                                                       2005      1.483          1.568            119,916
                                                       2004      1.280          1.483            110,510
                                                       2003      1.000          1.280             54,605

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.603          1.031          3,827,404
                                                       2007      1.560          1.603          4,356,910
                                                       2006      1.367          1.560          3,604,902
                                                       2005      1.316          1.367          3,943,636
                                                       2004      1.209          1.316          2,893,099
                                                       2003      1.000          1.209            775,211

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.141          0.735            240,180
                                                       2007      1.140          1.141            260,950
                                                       2006      1.037          1.140            215,794
                                                       2005      0.996          1.037            109,870

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.332          0.840          7,511,390
                                                       2007      1.286          1.332          3,514,493
                                                       2006      1.211          1.286          4,114,555
                                                       2005      1.215          1.211          4,455,980
                                                       2004      1.149          1.215          7,923,791
                                                       2003      1.000          1.149          1,273,703

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.252          0.739            404,216
                                                       2007      1.214          1.252            456,258
                                                       2006      1.081          1.214            368,555
                                                       2005      1.003          1.081            124,656

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.217          0.774          1,868,392
                                                       2007      1.173          1.217          4,845,071
                                                       2006      1.062          1.173          1,470,890
                                                       2005      0.983          1.062            679,471

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.177          0.795          4,200,524
                                                       2007      1.136          1.177          6,554,339
                                                       2006      1.047          1.136          3,105,213
                                                       2005      0.992          1.047          1,142,980

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.368          0.684            651,858
                                                       2007      1.299          1.368            731,570
                                                       2006      1.215          1.299            743,218
                                                       2005      1.200          1.215            763,692
                                                       2004      1.151          1.200            678,155
                                                       2003      1.000          1.151            416,726

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.253          1.212            552,689
                                                       2007      2.029          2.253            800,132
                                                       2006      1.687          2.029            765,166
                                                       2005      1.494          1.687            502,252
                                                       2004      1.286          1.494            393,706
                                                       2003      1.000          1.286            101,774

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.893          1.230          1,634,447
                                                       2007      1.832          1.893          1,999,819
                                                       2006      1.664          1.832          2,231,698
                                                       2005      1.576          1.664          2,408,539
                                                       2004      1.320          1.576          1,843,760
                                                       2003      1.000          1.320            643,140

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.238          0.749          1,202,205
                                                       2007      1.168          1.238          1,342,029
                                                       2006      1.159          1.168          1,492,361
                                                       2005      1.092          1.159          1,473,770
                                                       2004      1.028          1.092            966,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.997          1.208          1,143,449
                                                       2007      2.518          1.997          1,374,436
                                                       2006      1.881          2.518          1,749,298
                                                       2005      1.670          1.881          1,657,334
                                                       2004      1.258          1.670          1,312,633
                                                       2003      1.000          1.258            417,411

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                 --
                                                       2006      1.098          1.161            596,075
                                                       2005      1.070          1.098            687,465
                                                       2004      1.061          1.070            467,677

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.763          1.070            966,291
                                                       2007      1.938          1.763          1,117,607
                                                       2006      1.731          1.938          1,368,416
                                                       2005      1.588          1.731          1,250,254
                                                       2004      1.351          1.588            970,897
                                                       2003      1.000          1.351            272,373

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                 --
                                                       2005      1.423          1.419            304,772
                                                       2004      1.282          1.423            333,659
                                                       2003      1.000          1.282            156,799

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.277          1.106          4,536,704
                                                       2007      1.227          1.277          4,848,067
                                                       2006      1.177          1.227          5,869,920
                                                       2005      1.171          1.177          6,248,331
                                                       2004      1.086          1.171          3,580,133
                                                       2003      1.000          1.086            723,434

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.504          1.500                 --
                                                       2006      1.333          1.504          2,514,567
                                                       2005      1.298          1.333          2,587,296
                                                       2004      1.188          1.298          1,509,937
                                                       2003      1.000          1.188            188,297

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.328          1.413               --
                                                       2006      1.277          1.328          130,619
                                                       2005      1.200          1.277               --
                                                       2004      1.151          1.200               --
                                                       2003      1.000          1.151               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.536          1.516               --
                                                       2007      1.434          1.536               --
                                                       2006      1.318          1.434               --
                                                       2005      1.253          1.318               --
                                                       2004      1.126          1.253               --
                                                       2003      1.004          1.126               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.390          0.993               --
                                                       2007      1.457          1.390          123,477
                                                       2006      1.269          1.457          123,477
                                                       2005      1.252          1.269               --
                                                       2004      1.151          1.252               --
                                                       2003      1.000          1.151               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.594          0.898               --
                                                       2007      1.462          1.594               --
                                                       2006      1.372          1.462               --
                                                       2005      1.336          1.372               --
                                                       2004      1.223          1.336               --
                                                       2003      1.000          1.223               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.407          0.819               --
                                                       2007      1.465          1.407           60,868

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.273          0.812               --
                                                       2007      1.272          1.273               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193               --
                                                       2005      0.976          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.244          1.278               --
                                                       2006      1.131          1.244               --
                                                       2005      1.120          1.131               --
                                                       2004      1.053          1.120               --
                                                       2003      1.000          1.053               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.430          1.478               --
                                                       2006      1.317          1.430           60,868
                                                       2005      1.226          1.317               --
                                                       2004      1.149          1.226               --
                                                       2003      1.000          1.149               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.069          0.674               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.453          0.816               --
                                                       2007      1.396          1.453          130,619

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.126          0.597           28,877
                                                       2007      1.005          1.126           28,892
                                                       2006      0.994          1.005           28,907

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.090          0.830           13,124
                                                       2007      1.112          1.090               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.093          0.637           26,609
                                                       2007      1.049          1.093           30,070
                                                       2006      0.996          1.049           30,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.237          1.291               --
                                                       2005      1.204          1.237               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.650          1.794               --
                                                       2005      1.476          1.650           16,696
                                                       2004      1.267          1.476               --
                                                       2003      1.000          1.267               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.001          1.036               --
                                                       2006      0.990          1.001               --
                                                       2005      0.993          0.990               --
                                                       2004      0.983          0.993               --
                                                       2003      1.000          0.983               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.024          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.089          1.154               --
                                                       2005      1.071          1.089               --
                                                       2004      1.045          1.071               --
                                                       2003      1.000          1.045               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.296          0.857            6,384
                                                       2007      1.242          1.296               --
                                                       2006      1.082          1.242               --
                                                       2005      0.986          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      3.998          1.634           11,772
                                                       2007      2.863          3.998            7,264
                                                       2006      2.156          2.863            3,931
                                                       2005      1.598          2.156               --
                                                       2004      1.374          1.598               --
                                                       2003      1.000          1.374               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.544          1.052               --
                                                       2007      1.567          1.544               --
                                                       2006      1.309          1.567               --
                                                       2005      1.265          1.309               --
                                                       2004      1.112          1.265               --
                                                       2003      1.000          1.112               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      0.978          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.462          1.850               --
                                                       2005      1.383          1.462               --
                                                       2004      1.194          1.383               --
                                                       2003      0.990          1.194               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.497          0.963           36,363
                                                       2007      1.458          1.497           41,082
                                                       2006      1.278          1.458               --
                                                       2005      1.231          1.278               --
                                                       2004      1.132          1.231               --
                                                       2003      1.000          1.132               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.140          0.734            6,920
                                                       2007      1.139          1.140            6,920
                                                       2006      1.037          1.139            2,448
                                                       2005      0.996          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.251          0.789            2,194
                                                       2007      1.209          1.251            2,194
                                                       2006      1.139          1.209            2,196
                                                       2005      1.143          1.139               --
                                                       2004      1.082          1.143               --
                                                       2003      1.000          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.250          0.738           13,643
                                                       2007      1.213          1.250            6,785
                                                       2006      1.081          1.213               --
                                                       2005      1.003          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.215          0.773           52,837
                                                       2007      1.172          1.215           24,392
                                                       2006      1.061          1.172           24,405
                                                       2005      0.983          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.176          0.794            2,484
                                                       2007      1.135          1.176            2,484
                                                       2006      1.047          1.135            2,486
                                                       2005      0.992          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.290          0.644           48,848
                                                       2007      1.225          1.290           54,285
                                                       2006      1.146          1.225           50,103
                                                       2005      1.133          1.146           47,677
                                                       2004      1.087          1.133               --
                                                       2003      1.000          1.087               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.095          1.127               --
                                                       2007      1.888          2.095               --
                                                       2006      1.571          1.888               --
                                                       2005      1.391          1.571               --
                                                       2004      1.199          1.391               --
                                                       2003      0.996          1.199               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.719          1.116               --
                                                       2007      1.665          1.719               --
                                                       2006      1.513          1.665               --
                                                       2005      1.434          1.513               --
                                                       2004      1.201          1.434               --
                                                       2003      1.000          1.201               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.236          0.747               --
                                                       2007      1.166          1.236          295,656
                                                       2006      1.157          1.166          295,656
                                                       2005      1.092          1.157               --
                                                       2004      1.028          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.921          1.161               --
                                                       2007      2.423          1.921               --
                                                       2006      1.811          2.423               --
                                                       2005      1.608          1.811               --
                                                       2004      1.212          1.608               --
                                                       2003      1.000          1.212               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159            6,197
                                                       2005      1.070          1.097               --
                                                       2004      1.061          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.575          0.955            1,939
                                                       2007      1.731          1.575               --
                                                       2006      1.547          1.731               --
                                                       2005      1.420          1.547               --
                                                       2004      1.209          1.420               --
                                                       2003      1.000          1.209               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.298          1.376               --
                                                       2005      1.303          1.298               --
                                                       2004      1.174          1.303               --
                                                       2003      1.000          1.174               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.226          1.061               --
                                                       2007      1.179          1.226               --
                                                       2006      1.132          1.179               --
                                                       2005      1.127          1.132               --
                                                       2004      1.045          1.127               --
                                                       2003      1.000          1.045               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.415          1.411               --
                                                       2006      1.255          1.415           43,535
                                                       2005      1.223          1.255           43,535
                                                       2004      1.120          1.223               --
                                                       2003      0.993          1.120               --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           347,197
                                                       2005      1.056          1.124           117,113
                                                       2004      1.000          1.056             2,994

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.305          1.288                --
                                                       2007      1.219          1.305           224,493
                                                       2006      1.121          1.219           193,739
                                                       2005      1.067          1.121            86,439
                                                       2004      1.000          1.067            19,663

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.191          0.850         1,542,754
                                                       2007      1.249          1.191         1,513,769
                                                       2006      1.089          1.249         1,156,428
                                                       2005      1.074          1.089           503,843
                                                       2004      1.000          1.074            20,290

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.295          0.729           687,059
                                                       2007      1.188          1.295           528,255
                                                       2006      1.116          1.188           407,980
                                                       2005      1.087          1.116           229,908
                                                       2004      1.000          1.087            17,904

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.208          0.703         1,748,688
                                                       2007      1.259          1.208         1,471,988

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.198          0.763           149,675
                                                       2007      1.197          1.198            54,342

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192             9,924
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            49,025
                                                       2005      1.055          1.065            21,827
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229         1,031,590
                                                       2005      1.054          1.133           385,035
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.068          0.672           476,038

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.277          0.717           457,237
                                                       2007      1.227          1.277           387,401

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.798          1.015           267,556
                                                       2007      1.717          1.798            63,623

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.125          0.596           851,309
                                                       2007      1.005          1.125           688,195
                                                       2006      0.994          1.005           518,844

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.089          0.829           201,892
                                                       2007      1.112          1.089           131,504

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.092          0.636         1,267,922
                                                       2007      1.049          1.092         1,264,694
                                                       2006      0.996          1.049         1,139,537

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077           260,316
                                                       2004      1.000          1.049               900

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           386,488
                                                       2004      1.000          1.171                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042         1,064,576
                                                       2005      1.034          1.031           514,683
                                                       2004      1.000          1.034            32,248

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985            79,163
                                                       2004      1.000          0.994            11,999

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.044          1.106                --
                                                       2005      1.028          1.044            79,904
                                                       2004      1.000          1.028             2,998

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.059         1,645,994
                                                       2007      1.079          1.091         1,209,189

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.294          0.855         2,074,491
                                                       2007      1.241          1.294         2,157,370
                                                       2006      1.082          1.241         1,274,390
                                                       2005      0.986          1.082           358,242

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      3.241          1.324         1,402,679
                                                       2007      2.322          3.241         1,307,768
                                                       2006      1.749          2.322         1,080,978
                                                       2005      1.297          1.749           298,561
                                                       2004      1.000          1.297               956

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.373          0.935         1,587,548
                                                       2007      1.394          1.373         1,756,462
                                                       2006      1.165          1.394         1,172,681
                                                       2005      1.127          1.165           535,719
                                                       2004      1.000          1.127            19,001

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240           115,695
                                                       2005      0.978          1.061             1,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246            12,683
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.327          0.853         1,438,076
                                                       2007      1.292          1.327         1,449,136
                                                       2006      1.134          1.292           743,755
                                                       2005      1.092          1.134           297,159
                                                       2004      1.000          1.092             5,417

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.138          0.733           767,328
                                                       2007      1.138          1.138         1,040,055
                                                       2006      1.037          1.138           671,175
                                                       2005      0.996          1.037           152,323

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.188          0.749         1,001,434
                                                       2007      1.148          1.188         1,144,561
                                                       2006      1.083          1.148           983,104
                                                       2005      1.087          1.083           367,656
                                                       2004      1.000          1.087            23,069

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.249          0.736         2,166,886
                                                       2007      1.212          1.249         1,864,263
                                                       2006      1.081          1.212         1,644,132
                                                       2005      1.003          1.081           512,526

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.213          0.771         6,787,562
                                                       2007      1.171          1.213         6,684,579
                                                       2006      1.061          1.171         5,347,108
                                                       2005      0.983          1.061         2,763,439

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.174          0.792         9,364,755
                                                       2007      1.134          1.174         8,700,515
                                                       2006      1.046          1.134         6,129,710
                                                       2005      0.992          1.046         2,253,275

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.231          0.615           136,981
                                                       2007      1.170          1.231           126,820
                                                       2006      1.095          1.170           119,337
                                                       2005      1.083          1.095            40,677
                                                       2004      1.000          1.083             8,076

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.763          0.947           814,061
                                                       2007      1.589          1.763           765,473
                                                       2006      1.323          1.589           366,957
                                                       2005      1.172          1.323            53,391
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.371          0.890         1,458,692
                                                       2007      1.329          1.371         1,562,147
                                                       2006      1.208          1.329         1,272,353
                                                       2005      1.146          1.208           799,076
                                                       2004      1.000          1.146            22,849

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.212          0.732           501,711
                                                       2007      1.144          1.212           614,171
                                                       2006      1.136          1.144           519,197
                                                       2005      1.072          1.136           273,713
                                                       2004      1.000          1.072            13,847

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.563          0.944         1,169,272
                                                       2007      1.972          1.563         1,163,856
                                                       2006      1.475          1.972           785,698
                                                       2005      1.310          1.475           319,632
                                                       2004      1.000          1.310             9,668

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096           163,621
                                                       2005      1.012          1.037            33,843
                                                       2004      1.000          1.012               525

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.279          0.776           876,473
                                                       2007      1.407          1.279           907,990
                                                       2006      1.258          1.407           674,173
                                                       2005      1.156          1.258           192,606
                                                       2004      1.000          1.156             8,047

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105             8,543
                                                       2004      1.000          1.110                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.196          1.035         2,452,360
                                                       2007      1.150          1.196         2,128,173
                                                       2006      1.105          1.150         1,747,263
                                                       2005      1.100          1.105           838,093
                                                       2004      1.000          1.100            44,037

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           595,855
                                                       2005      1.088          1.116           262,967
                                                       2004      1.000          1.088            15,949





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404         1,276,451
                                                       2005      1.271          1.351         1,367,533
                                                       2004      1.221          1.271           955,117
                                                       2003      1.000          1.221           100,060

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.684          1.662                --
                                                       2007      1.574          1.684           701,338
                                                       2006      1.448          1.574           944,451
                                                       2005      1.379          1.448         1,004,113
                                                       2004      1.240          1.379           813,234
                                                       2003      1.000          1.240           273,117

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.457          1.040         2,207,347
                                                       2007      1.530          1.457         2,919,764
                                                       2006      1.334          1.530         3,102,680
                                                       2005      1.317          1.334         3,197,573
                                                       2004      1.211          1.317         2,319,704
                                                       2003      1.000          1.211           374,138

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.727          0.973         1,334,102
                                                       2007      1.586          1.727         1,261,032
                                                       2006      1.490          1.586         1,424,914
                                                       2005      1.452          1.490         1,406,920
                                                       2004      1.330          1.452         1,166,987
                                                       2003      1.000          1.330           288,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.000          1.333           160,582

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.526          0.888         1,121,311
                                                       2007      1.590          1.526         1,255,841

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.337          0.852           953,380
                                                       2007      1.337          1.337           871,677

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191             2,802
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308         1,064,152
                                                       2005      1.180          1.190         1,041,068
                                                       2004      1.111          1.180           692,369
                                                       2003      1.000          1.111           217,412

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553         1,418,887
                                                       2005      1.334          1.432         1,477,382
                                                       2004      1.252          1.334         1,404,329
                                                       2003      1.000          1.252           410,937

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.066          0.671         3,150,125

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.534          0.861         1,180,371
                                                       2007      1.475          1.534         1,256,029

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.268          1.280         1,702,687
                                                       2007      2.166          2.268           353,484

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.124          0.595         1,169,800
                                                       2007      1.005          1.124         1,190,566
                                                       2006      0.994          1.005         1,156,581

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.088          0.828         1,966,414
                                                       2007      1.111          1.088         2,808,573

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.091          0.635         1,844,163
                                                       2007      1.048          1.091         2,043,637
                                                       2006      0.996          1.048         2,278,512

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           924,977
                                                       2004      1.229          1.283           713,291
                                                       2003      1.000          1.229           227,168

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831         1,216,116
                                                       2004      1.408          1.639           777,991
                                                       2003      1.000          1.408            54,011

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007         1,516,006
                                                       2005      1.001          0.997         1,542,905
                                                       2004      0.992          1.001         1,008,871
                                                       2003      1.000          0.992           250,581

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           383,638
                                                       2004      1.024          0.997           222,699

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.151          1.218                --
                                                       2005      1.133          1.151         1,693,907
                                                       2004      1.106          1.133         1,094,370
                                                       2003      1.000          1.106           137,083

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.059         1,868,615
                                                       2007      1.079          1.091         1,313,583

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.292          0.854           475,923
                                                       2007      1.240          1.292           579,450
                                                       2006      1.081          1.240           275,462
                                                       2005      0.986          1.081           167,728

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.361          1.780           899,804
                                                       2007      3.127          4.361           888,453
                                                       2006      2.356          3.127           836,134
                                                       2005      1.748          2.356           830,575
                                                       2004      1.505          1.748           611,173
                                                       2003      1.000          1.505            52,563

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.660          1.130           975,915
                                                       2007      1.686          1.660         1,432,208
                                                       2006      1.410          1.686         1,532,638
                                                       2005      1.364          1.410         1,283,349
                                                       2004      1.201          1.364         1,000,472
                                                       2003      1.000          1.201           171,081

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239             6,837
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562           231,472
                                                       2004      1.278          1.480            87,578
                                                       2003      1.000          1.278            23,429

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.591          1.023         2,955,277
                                                       2007      1.551          1.591         3,446,833
                                                       2006      1.361          1.551         2,447,215
                                                       2005      1.312          1.361         2,658,459
                                                       2004      1.208          1.312         2,248,756
                                                       2003      1.000          1.208           462,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.137          0.731           186,866
                                                       2007      1.137          1.137           187,295
                                                       2006      1.036          1.137           258,917
                                                       2005      0.996          1.036           156,994

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.322          0.833         1,996,666
                                                       2007      1.279          1.322         2,598,363
                                                       2006      1.207          1.279         2,790,189
                                                       2005      1.212          1.207         3,596,835
                                                       2004      1.148          1.212         3,522,966
                                                       2003      1.000          1.148         1,205,755

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.247          0.735         1,098,128
                                                       2007      1.211          1.247           383,542
                                                       2006      1.080          1.211           328,696
                                                       2005      1.003          1.080           247,924

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.211          0.770         1,543,406
                                                       2007      1.170          1.211         1,419,119
                                                       2006      1.061          1.170           876,134
                                                       2005      0.983          1.061           250,903

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.172          0.791         2,390,595
                                                       2007      1.133          1.172         3,543,429
                                                       2006      1.046          1.133         3,284,834
                                                       2005      0.992          1.046           246,920

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.359          0.678           574,580
                                                       2007      1.292          1.359           644,661
                                                       2006      1.210          1.292           654,877
                                                       2005      1.197          1.210           803,278
                                                       2004      1.149          1.197           696,559
                                                       2003      1.000          1.149           294,395

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.237          1.202           517,392
                                                       2007      2.018          2.237           758,170
                                                       2006      1.681          2.018         1,029,607
                                                       2005      1.490          1.681           322,570
                                                       2004      1.285          1.490           159,212
                                                       2003      1.000          1.285           172,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.880          1.219           892,997
                                                       2007      1.822          1.880         1,117,636
                                                       2006      1.658          1.822         1,177,147
                                                       2005      1.572          1.658         1,410,045
                                                       2004      1.319          1.572         1,074,749
                                                       2003      1.000          1.319           366,204

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.231          0.743         1,440,720
                                                       2007      1.163          1.231         1,734,195
                                                       2006      1.155          1.163         1,791,818
                                                       2005      1.091          1.155         1,385,493
                                                       2004      1.028          1.091           704,818

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.984          1.197           694,761
                                                       2007      2.504          1.984           822,280
                                                       2006      1.874          2.504         1,079,885
                                                       2005      1.666          1.874         1,089,109
                                                       2004      1.256          1.666           843,386
                                                       2003      1.000          1.256           204,947

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           413,750
                                                       2005      1.069          1.095           415,710
                                                       2004      1.061          1.069           287,071

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.751          1.061           507,673
                                                       2007      1.927          1.751           838,933
                                                       2006      1.724          1.927           893,855
                                                       2005      1.585          1.724           627,878
                                                       2004      1.350          1.585           593,744
                                                       2003      1.000          1.350           186,734

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           466,901
                                                       2004      1.281          1.420           302,983
                                                       2003      1.000          1.281           139,156

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.268          1.097         2,708,674
                                                       2007      1.220          1.268         3,157,165
                                                       2006      1.173          1.220         3,242,456
                                                       2005      1.169          1.173         3,292,048
                                                       2004      1.085          1.169         2,181,235
                                                       2003      1.000          1.085           293,505

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496         1,374,128
                                                       2005      1.295          1.327         1,441,581
                                                       2004      1.187          1.295         1,194,141
                                                       2003      1.000          1.187            89,612





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          308,654
                                                       2005      1.270          1.350           77,885
                                                       2004      1.220          1.270           55,738
                                                       2003      1.000          1.220           36,400

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.680          1.657               --
                                                       2007      1.571          1.680           59,267
                                                       2006      1.446          1.571           90,985
                                                       2005      1.378          1.446           88,840
                                                       2004      1.239          1.378           85,825
                                                       2003      1.000          1.239           66,556

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.454          1.037          321,138
                                                       2007      1.527          1.454          313,753
                                                       2006      1.332          1.527          418,836
                                                       2005      1.316          1.332          396,391
                                                       2004      1.211          1.316          207,475
                                                       2003      1.000          1.211           29,461

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.723          0.970          110,223
                                                       2007      1.583          1.723          112,889
                                                       2006      1.488          1.583          148,966
                                                       2005      1.451          1.488           95,631
                                                       2004      1.330          1.451           47,596
                                                       2003      1.000          1.330            8,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.000          1.333            3,495

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.522          0.885          246,318
                                                       2007      1.587          1.522          262,572

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.334          0.849           77,327
                                                       2007      1.334          1.334           82,123

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190           23,578
                                                       2005      0.976          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           99,656
                                                       2005      1.179          1.188           86,853
                                                       2004      1.110          1.179           69,791
                                                       2003      1.000          1.110           43,872

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550          242,432
                                                       2005      1.333          1.430          231,109
                                                       2004      1.252          1.333          194,067
                                                       2003      1.000          1.252           12,843

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.064          0.670          110,720

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.531          0.858          293,714
                                                       2007      1.472          1.531          299,973

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.262          1.276           18,183
                                                       2007      2.162          2.262           25,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.123          0.594          477,575
                                                       2007      1.004          1.123          505,075
                                                       2006      0.994          1.004          528,129

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.088          0.827           30,295
                                                       2007      1.111          1.088           30,295

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.090          0.634          356,402
                                                       2007      1.048          1.090          365,660
                                                       2006      0.996          1.048          438,088

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315          221,975
                                                       2004      1.228          1.281          193,987
                                                       2003      1.000          1.228           32,569

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828          223,985
                                                       2004      1.407          1.638          169,351
                                                       2003      1.000          1.407           17,668

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           56,049
                                                       2005      1.000          0.996           44,531
                                                       2004      0.991          1.000           13,086
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      1.024          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149            2,967
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.091          1.058           78,500
                                                       2007      1.079          1.091           89,484

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.290          0.852           54,038
                                                       2007      1.239          1.290           58,333
                                                       2006      1.081          1.239           55,535
                                                       2005      0.986          1.081           13,622

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.350          1.775           45,130
                                                       2007      3.121          4.350           39,913
                                                       2006      2.353          3.121           40,788
                                                       2005      1.747          2.353           33,414
                                                       2004      1.504          1.747           20,200
                                                       2003      1.000          1.504            8,367

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.656          1.126           96,522
                                                       2007      1.683          1.656          108,739
                                                       2006      1.408          1.683          235,456
                                                       2005      1.363          1.408          245,788
                                                       2004      1.200          1.363          119,770
                                                       2003      1.000          1.200          119,366

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.977          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            4,830
                                                       2004      1.278          1.478            1,597
                                                       2003      1.000          1.278               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.588          1.020          158,751
                                                       2007      1.548          1.588          162,217
                                                       2006      1.359          1.548          117,980
                                                       2005      1.311          1.359          117,626
                                                       2004      1.208          1.311           68,215
                                                       2003      1.000          1.208           15,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.135          0.730          149,029
                                                       2007      1.136          1.135          169,339
                                                       2006      1.036          1.136          188,898
                                                       2005      0.996          1.036           85,592

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.319          0.831          394,407
                                                       2007      1.277          1.319          393,517
                                                       2006      1.205          1.277          494,613
                                                       2005      1.211          1.205          565,829
                                                       2004      1.148          1.211          484,930
                                                       2003      1.000          1.148           44,674

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.245          0.734          148,546
                                                       2007      1.210          1.245          138,650
                                                       2006      1.080          1.210          138,679
                                                       2005      1.003          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.210          0.769          590,188
                                                       2007      1.169          1.210          353,737
                                                       2006      1.060          1.169          222,894
                                                       2005      0.983          1.060           13,052

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.171          0.789          523,488
                                                       2007      1.132          1.171          491,924
                                                       2006      1.045          1.132          390,965
                                                       2005      0.992          1.045          159,282

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.355          0.676          185,424
                                                       2007      1.289          1.355          185,452
                                                       2006      1.208          1.289          185,476
                                                       2005      1.196          1.208           12,915
                                                       2004      1.149          1.196           20,367
                                                       2003      1.000          1.149            8,812

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.232          1.198           36,978
                                                       2007      2.014          2.232           39,744
                                                       2006      1.679          2.014           37,899
                                                       2005      1.489          1.679           19,033
                                                       2004      1.284          1.489           17,602
                                                       2003      1.000          1.284               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.875          1.216           69,079
                                                       2007      1.819          1.875           69,903
                                                       2006      1.655          1.819          138,595
                                                       2005      1.571          1.655          163,449
                                                       2004      1.318          1.571           36,422
                                                       2003      1.000          1.318           16,574

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.229          0.742            1,906
                                                       2007      1.161          1.229            1,655
                                                       2006      1.154          1.161           13,570
                                                       2005      1.090          1.154           13,425
                                                       2004      1.028          1.090            1,092

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.979          1.194          122,805
                                                       2007      2.500          1.979          140,036
                                                       2006      1.871          2.500          150,631
                                                       2005      1.664          1.871          153,453
                                                       2004      1.256          1.664          140,554
                                                       2003      1.000          1.256            8,492

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           35,839
                                                       2005      1.069          1.094               --
                                                       2004      1.061          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.747          1.058          116,076
                                                       2007      1.923          1.747          107,285
                                                       2006      1.722          1.923          129,725
                                                       2005      1.583          1.722          110,661
                                                       2004      1.349          1.583           82,428
                                                       2003      1.000          1.349           65,290

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411            1,595
                                                       2004      1.280          1.418            1,597
                                                       2003      1.000          1.280               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.265          1.093           79,983
                                                       2007      1.218          1.265          111,506
                                                       2006      1.171          1.218          136,426
                                                       2005      1.167          1.171          185,000
                                                       2004      1.085          1.167          105,360
                                                       2003      1.000          1.085           85,323

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           63,992
                                                       2005      1.294          1.326           65,701
                                                       2004      1.187          1.294           36,753
                                                       2003      1.000          1.187           34,614





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318            152,458
                                                       2005      1.196          1.271             97,463
                                                       2004      1.150          1.196                959
                                                       2003      1.000          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.522          1.501                 --
                                                       2007      1.424          1.522            205,972
                                                       2006      1.311          1.424            197,598
                                                       2005      1.250          1.311            112,316
                                                       2004      1.125          1.250                923
                                                       2003      1.004          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.377          0.982            869,715
                                                       2007      1.447          1.377            893,429
                                                       2006      1.263          1.447            659,851
                                                       2005      1.248          1.263            308,492
                                                       2004      1.149          1.248             17,811
                                                       2003      1.000          1.149                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.580          0.889            291,442
                                                       2007      1.452          1.580            263,082
                                                       2006      1.365          1.452            209,223
                                                       2005      1.332          1.365            142,230
                                                       2004      1.221          1.332             13,077
                                                       2003      1.000          1.221                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.037          1.188          1,222,137
                                                       2007      1.804          2.037          1,379,337
                                                       2006      1.518          1.804          1,194,699
                                                       2005      1.409          1.518            976,249
                                                       2004      1.215          1.409             35,367
                                                       2003      1.000          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.394          0.810            647,413
                                                       2007      1.453          1.394            662,431

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.262          0.803          1,630,635
                                                       2007      1.262          1.262          1,496,484

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.459          0.905            244,917
                                                       2007      1.529          1.459            261,378

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             65,700
                                                       2005      0.976          1.031             21,725

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            853,550
                                                       2005      1.117          1.125             93,889
                                                       2004      1.052          1.117              3,088
                                                       2003      1.000          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            732,486
                                                       2005      1.222          1.311            154,342
                                                       2004      1.148          1.222                 --
                                                       2003      1.000          1.148                 --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.063          0.669            378,102

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.440          0.807            242,182
                                                       2007      1.385          1.440            226,750

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.069          1.166            386,853
                                                       2007      1.978          2.069             13,231

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.122          0.593            677,434
                                                       2007      1.004          1.122            600,677
                                                       2006      0.994          1.004            505,262

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.046          7,012,301
                                                       2007      1.012          1.040          4,380,223
                                                       2006      0.993          1.012          4,014,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.087          0.825          1,231,684
                                                       2007      1.110          1.087            562,973

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.089          0.633            896,168
                                                       2007      1.047          1.089            844,005
                                                       2006      0.996          1.047            747,772

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987          1,262,740
                                                       2004      0.992          0.980            270,004
                                                       2003      1.000          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231            188,337
                                                       2004      1.151          1.200             16,464
                                                       2003      1.000          1.151                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642            176,550
                                                       2004      1.265          1.472              2,002
                                                       2003      1.000          1.265                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994            413,296
                                                       2005      0.990          0.985            138,047
                                                       2004      0.982          0.990              4,059
                                                       2003      1.000          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986             42,144
                                                       2004      1.024          0.996              1,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.084          1.146                 --
                                                       2005      1.068          1.084            186,257
                                                       2004      1.044          1.068                 --
                                                       2003      1.000          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.057          1,132,743
                                                       2007      1.079          1.090            851,738

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.289          0.850          1,152,185
                                                       2007      1.238          1.289            738,635
                                                       2006      1.080          1.238            648,536
                                                       2005      0.986          1.080            247,718

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      3.962          1.616            392,743
                                                       2007      2.843          3.962            362,481
                                                       2006      2.145          2.843            279,464
                                                       2005      1.593          2.145            110,248
                                                       2004      1.372          1.593                 --
                                                       2003      1.000          1.372                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.530          1.040            562,329
                                                       2007      1.556          1.530            692,157
                                                       2006      1.302          1.556            387,094
                                                       2005      1.261          1.302            159,828
                                                       2004      1.111          1.261              1,953
                                                       2003      1.000          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              4,418
                                                       2005      0.977          1.060             19,224

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             26,518
                                                       2004      1.193          1.379                 --
                                                       2003      0.990          1.193                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.484          0.953            870,388
                                                       2007      1.448          1.484            876,327
                                                       2006      1.272          1.448            455,560
                                                       2005      1.227          1.272            394,294
                                                       2004      1.131          1.227                 --
                                                       2003      1.000          1.131                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.133          0.729          2,782,170
                                                       2007      1.135          1.133          2,222,632
                                                       2006      1.035          1.135          1,424,978
                                                       2005      0.996          1.035            114,430

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.239          0.780          1,561,877
                                                       2007      1.200          1.239          1,488,718
                                                       2006      1.133          1.200            873,996
                                                       2005      1.139          1.133            152,759
                                                       2004      1.081          1.139                 --
                                                       2003      1.000          1.081                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.243          0.732          1,046,766
                                                       2007      1.208          1.243            901,767
                                                       2006      1.079          1.208            783,935
                                                       2005      1.003          1.079            471,583

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.208          0.767         73,180,720
                                                       2007      1.168          1.208         60,850,809
                                                       2006      1.060          1.168         37,017,997
                                                       2005      0.983          1.060          1,160,964

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.169          0.788         29,025,111
                                                       2007      1.131          1.169         25,120,906
                                                       2006      1.045          1.131         14,750,685
                                                       2005      0.992          1.045            707,003

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.278          0.637            187,658
                                                       2007      1.216          1.278            177,229
                                                       2006      1.140          1.216             37,847
                                                       2005      1.129          1.140             10,683
                                                       2004      1.086          1.129                 --
                                                       2003      1.000          1.086                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.077          1.114            156,850
                                                       2007      1.875          2.077            172,734
                                                       2006      1.563          1.875            123,275
                                                       2005      1.387          1.563             39,036
                                                       2004      1.197          1.387                 --
                                                       2003      0.996          1.197                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.704          1.104            724,375
                                                       2007      1.653          1.704            720,776
                                                       2006      1.505          1.653            501,696
                                                       2005      1.430          1.505            225,231
                                                       2004      1.200          1.430             14,164
                                                       2003      1.000          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.227          0.740            344,348
                                                       2007      1.160          1.227            381,437
                                                       2006      1.153          1.160            321,566
                                                       2005      1.090          1.153            150,546
                                                       2004      1.028          1.090              2,106

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.904          1.148            250,224
                                                       2007      2.406          1.904            334,000
                                                       2006      1.802          2.406            251,457
                                                       2005      1.603          1.802            107,773
                                                       2004      1.211          1.603                788
                                                       2003      1.000          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             74,198
                                                       2005      1.068          1.093             36,466
                                                       2004      1.061          1.068                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.560          0.945            318,190
                                                       2007      1.719          1.560            300,267
                                                       2006      1.539          1.719            252,134
                                                       2005      1.416          1.539             87,838
                                                       2004      1.207          1.416                 --
                                                       2003      1.000          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291              1,437
                                                       2004      1.173          1.299                 --
                                                       2003      1.000          1.173                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.215          1.050          3,917,463
                                                       2007      1.170          1.215          3,385,599
                                                       2006      1.126          1.170          1,734,444
                                                       2005      1.123          1.126            563,381
                                                       2004      1.044          1.123             20,010
                                                       2003      1.000          1.044                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405            199,064
                                                       2005      1.219          1.248            146,050
                                                       2004      1.119          1.219                 --
                                                       2003      0.993          1.119                 --





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169          100,852
                                                       2005      1.062          1.127          102,564
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.339          1.320               --
                                                       2007      1.253          1.339           48,930
                                                       2006      1.155          1.253           20,570
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.199          0.855           27,190
                                                       2007      1.260          1.199           28,069
                                                       2006      1.101          1.260           23,082
                                                       2005      1.088          1.101           21,819
                                                       2004      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.311          0.737           13,652
                                                       2007      1.206          1.311           45,305
                                                       2006      1.134          1.206           27,980
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.181          0.686           78,465
                                                       2007      1.232          1.181           76,228

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.178          0.749               --
                                                       2007      1.179          1.178           39,991

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.976          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154           22,928
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204           51,528
                                                       2005      1.037          1.112            8,278
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.061          0.667          251,501

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.276          0.714           91,316
                                                       2007      1.228          1.276           94,385

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.771          0.998          109,754
                                                       2007      1.694          1.771               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.121          0.593           68,441
                                                       2007      1.003          1.121          108,075
                                                       2006      0.994          1.003           88,431

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.086          0.824          134,127
                                                       2007      1.109          1.086          193,463

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.088          0.633          186,927
                                                       2007      1.047          1.088          195,182
                                                       2006      0.996          1.047          213,066

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092            8,108
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299          130,974
                                                       2004      1.000          1.165               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996           40,869
                                                       2005      0.992          0.987           39,202
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      1.024          0.996               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.094               --
                                                       2005      1.020          1.035            3,976
                                                       2004      1.000          1.020               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.057           19,251
                                                       2007      1.079          1.090           35,992

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.287          0.849           58,191
                                                       2007      1.237          1.287           57,785
                                                       2006      1.080          1.237               --
                                                       2005      0.986          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      2.837          1.156           47,696
                                                       2007      2.037          2.837           42,036
                                                       2006      1.537          2.037           27,146
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.371          0.932               --
                                                       2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235            3,927
                                                       2005      0.977          1.059            3,937

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.332          0.855          127,614
                                                       2007      1.300          1.332          135,240
                                                       2006      1.143          1.300          141,624
                                                       2005      1.103          1.143          140,572
                                                       2004      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.132          0.727           16,031
                                                       2007      1.134          1.132           17,782
                                                       2006      1.035          1.134            1,902
                                                       2005      0.996          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.120          0.705              993
                                                       2007      1.085          1.120          238,858
                                                       2006      1.025          1.085          359,442
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.242          0.731          131,565
                                                       2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.003          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.206          0.766            9,172
                                                       2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.983          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.167          0.786           41,987
                                                       2007      1.130          1.167           45,883
                                                       2006      1.045          1.130           45,924
                                                       2005      0.992          1.045           40,276

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.197          0.597               --
                                                       2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.763          0.946               --
                                                       2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.392          0.901               --
                                                       2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.224          0.738           72,759
                                                       2007      1.158          1.224           77,665
                                                       2006      1.152          1.158           82,911
                                                       2005      1.089          1.152           81,915
                                                       2004      1.028          1.089               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.470          0.886           46,566
                                                       2007      1.859          1.470           76,956
                                                       2006      1.393          1.859           47,009
                                                       2005      1.240          1.393            6,621
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            3,723
                                                       2005      1.068          1.092               --
                                                       2004      1.061          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.251          0.757           41,620
                                                       2007      1.378          1.251           34,778
                                                       2006      1.235          1.378            5,080
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.143          0.987          132,054
                                                       2007      1.101          1.143          161,643
                                                       2006      1.060          1.101          165,687
                                                       2005      1.058          1.060          152,594
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253           13,181
                                                       2005      1.088          1.113           13,647
                                                       2004      1.000          1.088               --





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           684,855
                                                       2005      1.267          1.344           716,175
                                                       2004      1.219          1.267           689,264
                                                       2003      1.000          1.219           128,865

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.669          1.645                --
                                                       2007      1.563          1.669           289,693
                                                       2006      1.441          1.563           285,922
                                                       2005      1.374          1.441           283,768
                                                       2004      1.238          1.374           241,962
                                                       2003      1.000          1.238            19,208

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.444          1.029           970,424
                                                       2007      1.518          1.444         1,157,148
                                                       2006      1.327          1.518         1,295,206
                                                       2005      1.312          1.327         1,395,984
                                                       2004      1.210          1.312         1,267,817
                                                       2003      1.000          1.210           302,021

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.711          0.962           423,284
                                                       2007      1.574          1.711           474,991
                                                       2006      1.482          1.574           528,578
                                                       2005      1.447          1.482           543,569
                                                       2004      1.328          1.447           524,690
                                                       2003      1.000          1.328           177,710

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.000          1.331            93,864

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.512          0.878           830,731
                                                       2007      1.577          1.512           920,562

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.325          0.842           234,511
                                                       2007      1.326          1.325           235,616

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187               532
                                                       2005      0.976          1.030                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           241,915
                                                       2005      1.176          1.183           250,017
                                                       2004      1.109          1.176           176,553
                                                       2003      1.000          1.109            65,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542         1,052,608
                                                       2005      1.329          1.424         1,089,644
                                                       2004      1.250          1.329         1,018,896
                                                       2003      1.000          1.250           258,579

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.060          0.666           700,535

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.520          0.851           503,405
                                                       2007      1.463          1.520           565,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.246          1.265           475,211
                                                       2007      2.149          2.246            38,853

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.120          0.592           395,198
                                                       2007      1.003          1.120           408,151
                                                       2006      0.994          1.003           386,089

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.085          0.823           237,057
                                                       2007      1.109          1.085           467,325

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.087          0.632           749,310
                                                       2007      1.047          1.087           994,696
                                                       2006      0.996          1.047         1,017,666

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           403,382
                                                       2004      1.227          1.278           357,913
                                                       2003      1.000          1.227            81,960

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           582,730
                                                       2004      1.406          1.634           550,598
                                                       2003      1.000          1.406            77,896

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           987,161
                                                       2005      0.997          0.992           995,000
                                                       2004      0.991          0.997           954,321
                                                       2003      1.000          0.991           271,430

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985           197,218
                                                       2004      1.024          0.996           192,784

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.144          1.209                --
                                                       2005      1.129          1.144           304,506
                                                       2004      1.105          1.129           234,673
                                                       2003      1.000          1.105            57,723

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.056         1,064,525
                                                       2007      1.079          1.090           938,618

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.285          0.847           379,868
                                                       2007      1.236          1.285           245,422
                                                       2006      1.080          1.236           212,933
                                                       2005      0.986          1.080           155,229

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.320          1.760           286,616
                                                       2007      3.104          4.320           338,459
                                                       2006      2.344          3.104           393,737
                                                       2005      1.743          2.344           452,600
                                                       2004      1.503          1.743           420,827
                                                       2003      1.000          1.503            10,906

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.644          1.117           892,893
                                                       2007      1.674          1.644           986,290
                                                       2006      1.402          1.674         1,013,761
                                                       2005      1.360          1.402         1,306,649
                                                       2004      1.199          1.360         1,020,839
                                                       2003      1.000          1.199           384,020

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234             5,287
                                                       2005      0.977          1.059                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554           106,663
                                                       2004      1.277          1.475           116,206
                                                       2003      1.000          1.277            24,796

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.577          1.011         1,630,924
                                                       2007      1.540          1.577         1,911,491
                                                       2006      1.354          1.540         1,522,423
                                                       2005      1.308          1.354         1,615,646
                                                       2004      1.207          1.308         1,563,684
                                                       2003      1.000          1.207           389,324

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.130          0.726           111,038
                                                       2007      1.133          1.130            73,539
                                                       2006      1.035          1.133            35,830
                                                       2005      0.996          1.035            24,020

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.310          0.824         1,550,398
                                                       2007      1.270          1.310         1,786,961
                                                       2006      1.200          1.270         2,163,697
                                                       2005      1.208          1.200         2,155,405
                                                       2004      1.147          1.208         2,106,122
                                                       2003      1.000          1.147           758,360

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.240          0.729           170,763
                                                       2007      1.206          1.240           177,545
                                                       2006      1.079          1.206           177,551
                                                       2005      1.003          1.079           177,118

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.205          0.764           742,446
                                                       2007      1.166          1.205           787,443
                                                       2006      1.059          1.166           695,213
                                                       2005      0.983          1.059           719,613

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.166          0.785         1,024,682
                                                       2007      1.129          1.166         1,224,317
                                                       2006      1.044          1.129           829,791
                                                       2005      0.992          1.044           516,585

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.346          0.671           297,112
                                                       2007      1.282          1.346           341,783
                                                       2006      1.203          1.282           353,351
                                                       2005      1.193          1.203           347,038
                                                       2004      1.148          1.193           329,029
                                                       2003      1.000          1.148           138,078

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.217          1.188           351,206
                                                       2007      2.003          2.217           418,217
                                                       2006      1.672          2.003           387,158
                                                       2005      1.485          1.672           296,327
                                                       2004      1.283          1.485           265,602
                                                       2003      1.000          1.283            18,951

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.862          1.205           736,715
                                                       2007      1.809          1.862           816,809
                                                       2006      1.649          1.809           908,073
                                                       2005      1.567          1.649           956,112
                                                       2004      1.317          1.567           816,187
                                                       2003      1.000          1.317           378,118

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.222          0.736           387,382
                                                       2007      1.157          1.222           510,379
                                                       2006      1.151          1.157           624,559
                                                       2005      1.089          1.151           666,819
                                                       2004      1.028          1.089           449,970

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.965          1.184           274,615
                                                       2007      2.486          1.965           293,175
                                                       2006      1.864          2.486           337,527
                                                       2005      1.660          1.864           356,839
                                                       2004      1.255          1.660           339,942
                                                       2003      1.000          1.255           108,735

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150           137,831
                                                       2005      1.067          1.091           156,703
                                                       2004      1.061          1.067           141,213

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.735          1.049           490,764
                                                       2007      1.913          1.735           553,519
                                                       2006      1.715          1.913           606,443
                                                       2005      1.579          1.715           558,956
                                                       2004      1.348          1.579           518,018
                                                       2003      1.000          1.348           236,961

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            90,044
                                                       2004      1.279          1.415            86,203
                                                       2003      1.000          1.279            50,082

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.256          1.084         1,415,802
                                                       2007      1.211          1.256         1,871,087
                                                       2006      1.166          1.211         2,072,843
                                                       2005      1.165          1.166         2,115,772
                                                       2004      1.084          1.165         1,984,753
                                                       2003      1.000          1.084           281,928

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           733,116
                                                       2005      1.291          1.320           776,783
                                                       2004      1.186          1.291           755,244
                                                       2003      1.000          1.186            12,737





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.334          1.315                 --
                                                       2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.195          0.851             23,472
                                                       2007      1.257          1.195             23,472
                                                       2006      1.099          1.257             23,472
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.306          0.734                 --
                                                       2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.659          0.966                 --
                                                       2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.177          0.683             24,358
                                                       2007      1.228          1.177             24,358

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.174          0.746            425,987
                                                       2007      1.176          1.174            517,962

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.220          0.756                 --
                                                       2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      0.976          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151            156,511
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201             24,358
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.058          0.665              1,150

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.271          0.711                 --
                                                       2007      1.224          1.271                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.764          0.993             38,551
                                                       2007      1.688          1.764                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.119          0.591                 --
                                                       2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.045          1.050          5,906,840
                                                       2007      1.019          1.045          5,419,780
                                                       2006      1.001          1.019          3,247,845

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.084          0.822            737,743
                                                       2007      1.108          1.084            451,073

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.087          0.631                 --
                                                       2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993            104,391
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      1.024          0.995                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.056            761,951
                                                       2007      1.079          1.090            358,272

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.283          0.845             24,311
                                                       2007      1.235          1.283             24,311
                                                       2006      1.079          1.235             24,311
                                                       2005      0.986          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      2.826          1.151             15,081
                                                       2007      2.031          2.826             15,081
                                                       2006      1.534          2.031             15,081
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.366          0.928             21,349
                                                       2007      1.391          1.366             21,349
                                                       2006      1.166          1.391             21,349
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.977          1.058                 --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.327          0.851                 --
                                                       2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.129          0.724          1,317,304
                                                       2007      1.132          1.129          1,404,189
                                                       2006      1.034          1.132            855,991
                                                       2005      0.996          1.034                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.116          0.702            510,145
                                                       2007      1.082          1.116            524,531
                                                       2006      1.023          1.082            425,874
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.238          0.728                 --
                                                       2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      1.003          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.203          0.763         75,458,706
                                                       2007      1.165          1.203         60,691,117
                                                       2006      1.058          1.165         31,526,282
                                                       2005      0.982          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.164          0.783         22,384,664
                                                       2007      1.128          1.164         21,116,559
                                                       2006      1.044          1.128         12,102,828
                                                       2005      0.992          1.044                 --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.193          0.594                 --
                                                       2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.757          0.941                 --
                                                       2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.387          0.897                 --
                                                       2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.220          0.735                 --
                                                       2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.028          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.465          0.882                 --
                                                       2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.061          1.067                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.246          0.753                 --
                                                       2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.139          0.982          2,205,080
                                                       2007      1.098          1.139          1,593,842
                                                       2006      1.058          1.098            530,231
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            59,982
                                                       2005      1.054          1.118            38,132
                                                       2004      1.000          1.054             7,548

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.289          1.271                --
                                                       2007      1.209          1.289           115,905
                                                       2006      1.115          1.209           110,704
                                                       2005      1.065          1.115            53,945
                                                       2004      1.000          1.065             7,466

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.176          0.837           546,969
                                                       2007      1.238          1.176           182,271
                                                       2006      1.083          1.238           163,308
                                                       2005      1.072          1.083           116,508
                                                       2004      1.000          1.072             7,444

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.279          0.718           230,857
                                                       2007      1.178          1.279           240,490
                                                       2006      1.110          1.178           144,195
                                                       2005      1.085          1.110            83,477
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.194          0.692            95,128
                                                       2007      1.246          1.194            89,097

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.183          0.751           281,318
                                                       2007      1.185          1.183           271,788

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      0.976          1.029                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161           198,392
                                                       2005      1.053          1.059            34,644
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218            72,212
                                                       2005      1.052          1.127            47,398
                                                       2004      1.000          1.052                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.057          0.664           181,467

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.262          0.705            99,535
                                                       2007      1.215          1.262            71,136

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.776          0.999           288,976
                                                       2007      1.700          1.776                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.118          0.590           167,030
                                                       2007      1.002          1.118           290,116
                                                       2006      0.994          1.002            94,508

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.083          0.821           112,301
                                                       2007      1.108          1.083            19,627

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071            53,520
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            89,563
                                                       2004      1.000          1.169             9,314

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            84,767
                                                       2005      1.032          1.026            98,253
                                                       2004      1.000          1.032             7,393

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980            15,212
                                                       2004      1.000          0.992                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.039          1.097                --
                                                       2005      1.026          1.039            22,643
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.055           294,807
                                                       2007      1.079          1.090           234,900

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.281          0.844           857,034
                                                       2007      1.234          1.281           351,294
                                                       2006      1.079          1.234           201,298
                                                       2005      0.986          1.079           136,255

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      3.201          1.303           292,160
                                                       2007      2.302          3.201           515,195
                                                       2006      1.740          2.302           209,812
                                                       2005      1.295          1.740           102,894
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.356          0.920           561,548
                                                       2007      1.382          1.356           240,910
                                                       2006      1.159          1.382           104,220
                                                       2005      1.125          1.159            61,267
                                                       2004      1.000          1.125             7,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232            22,468
                                                       2005      0.977          1.058             6,416

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239             3,465
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.310          0.840           881,928
                                                       2007      1.281          1.310           284,877
                                                       2006      1.128          1.281           147,120
                                                       2005      1.090          1.128           135,807
                                                       2004      1.000          1.090            10,959

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.127          0.723           670,127
                                                       2007      1.131          1.127           214,579
                                                       2006      1.034          1.131           155,784
                                                       2005      0.996          1.034            93,241

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.173          0.737           214,792
                                                       2007      1.138          1.173            84,970
                                                       2006      1.077          1.138           335,452
                                                       2005      1.085          1.077            57,814
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.236          0.727         1,350,331
                                                       2007      1.204          1.236         1,382,192
                                                       2006      1.078          1.204         1,246,773
                                                       2005      1.003          1.078           109,548

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.201          0.761         3,771,839
                                                       2007      1.164          1.201         3,807,967
                                                       2006      1.058          1.164         2,432,867
                                                       2005      0.982          1.058         1,070,196

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.163          0.782         2,930,986
                                                       2007      1.127          1.163         2,961,806
                                                       2006      1.043          1.127         2,396,758
                                                       2005      0.992          1.043           974,131

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.216          0.605           118,118
                                                       2007      1.159          1.216           115,117
                                                       2006      1.089          1.159            74,435
                                                       2005      1.081          1.089            32,329
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.741          0.932           140,664
                                                       2007      1.575          1.741           142,119
                                                       2006      1.316          1.575           100,572
                                                       2005      1.170          1.316            18,065
                                                       2004      1.000          1.170                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.354          0.876           268,849
                                                       2007      1.317          1.354           135,325
                                                       2006      1.202          1.317           151,498
                                                       2005      1.143          1.202           116,815
                                                       2004      1.000          1.143             5,968

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.197          0.721           389,611
                                                       2007      1.134          1.197           346,174
                                                       2006      1.130          1.134           234,746
                                                       2005      1.070          1.130           134,609
                                                       2004      1.000          1.070             6,264

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.543          0.929           252,574
                                                       2007      1.954          1.543           139,629
                                                       2006      1.467          1.954           102,400
                                                       2005      1.308          1.467            22,459
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            65,626
                                                       2005      1.010          1.032            23,437
                                                       2004      1.000          1.010             5,339

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.264          0.763            80,722
                                                       2007      1.395          1.264            81,256
                                                       2006      1.251          1.395            91,468
                                                       2005      1.154          1.251            34,435
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099            19,494
                                                       2004      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.181          1.018           215,731
                                                       2007      1.140          1.181           181,819
                                                       2006      1.099          1.140           156,765
                                                       2005      1.098          1.099           126,879
                                                       2004      1.000          1.098            14,249

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            94,358
                                                       2005      1.086          1.110            91,209
                                                       2004      1.000          1.086             7,336





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.383          1.470                 --
                                                       2006      1.337          1.383            101,352
                                                       2005      1.263          1.337             96,645
                                                       2004      1.217          1.263             71,222
                                                       2003      1.000          1.217             17,132

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.653          1.629                 --
                                                       2007      1.551          1.653            228,710
                                                       2006      1.433          1.551            230,681
                                                       2005      1.370          1.433            231,664
                                                       2004      1.237          1.370            231,533
                                                       2003      1.000          1.237             53,264

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.430          1.017            392,551
                                                       2007      1.507          1.430            418,742
                                                       2006      1.319          1.507            516,285
                                                       2005      1.308          1.319            488,275
                                                       2004      1.208          1.308            461,023
                                                       2003      1.000          1.208            256,644

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.695          0.951             80,904
                                                       2007      1.563          1.695             85,548
                                                       2006      1.474          1.563             86,830
                                                       2005      1.442          1.474            111,914
                                                       2004      1.326          1.442             82,149
                                                       2003      1.000          1.326              7,904

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.203          1.281            129,454
                                                       2007      1.957          2.203            262,279
                                                       2006      1.652          1.957            303,076
                                                       2005      1.537          1.652            162,941
                                                       2004      1.330          1.537            137,393
                                                       2003      1.000          1.330             19,832

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.498          0.868            180,966
                                                       2007      1.565          1.498            183,484

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.312          0.832            256,644
                                                       2007      1.316          1.312            267,905

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.587          0.982             16,093
                                                       2007      1.668          1.587             63,740

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.182          1.235                 --
                                                       2006      1.028          1.182                 --
                                                       2005      0.975          1.028                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.289          1.321                 --
                                                       2006      1.177          1.289            243,704
                                                       2005      1.172          1.177            215,997
                                                       2004      1.108          1.172            206,442
                                                       2003      1.000          1.108             88,478

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.530          1.579                 --
                                                       2006      1.417          1.530            196,662
                                                       2005      1.325          1.417            199,956
                                                       2004      1.249          1.325            204,511
                                                       2003      1.000          1.249             96,304

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.054          0.662            353,144

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.506          0.841             59,726
                                                       2007      1.452          1.506             61,389

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.226          1.251             26,632
                                                       2007      2.132          2.226              5,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.117          0.589            135,501
                                                       2007      1.002          1.117            142,287
                                                       2006      0.994          1.002            150,303

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.023          1.026          1,756,078
                                                       2007      0.999          1.023          1,507,902
                                                       2006      0.982          0.999            325,640

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.081          0.819             51,801
                                                       2007      1.107          1.081            101,165

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.084          0.628            132,719
                                                       2007      1.045          1.084            120,402
                                                       2006      0.996          1.045            198,682

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                 --
                                                       2005      0.973          0.977            427,636
                                                       2004      0.988          0.973            519,442
                                                       2003      1.000          0.988             12,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.303          1.358                 --
                                                       2005      1.274          1.303            113,433
                                                       2004      1.225          1.274            120,474
                                                       2003      1.000          1.225             72,815

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.811          1.966                 --
                                                       2005      1.628          1.811             89,384
                                                       2004      1.404          1.628             66,471
                                                       2003      1.000          1.404             24,647

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.022                 --
                                                       2006      0.987          0.993            177,166
                                                       2005      0.994          0.987            175,013
                                                       2004      0.989          0.994            173,471
                                                       2003      1.000          0.989              6,698

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.981          1.094                 --
                                                       2005      0.994          0.981              9,942
                                                       2004      1.024          0.994             10,787

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.138          1.201                 --
                                                       2005      1.125          1.138          1,203,007
                                                       2004      1.103          1.125          1,244,513
                                                       2003      1.000          1.103            869,720

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.054            174,377
                                                       2007      1.079          1.090            188,444

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.278          0.841            435,625
                                                       2007      1.232          1.278            427,705
                                                       2006      1.078          1.232            445,126
                                                       2005      0.986          1.078            237,014

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      4.280          1.740             52,829
                                                       2007      3.081          4.280             49,146
                                                       2006      2.331          3.081             73,576
                                                       2005      1.737          2.331             80,518
                                                       2004      1.501          1.737             63,044
                                                       2003      1.000          1.501             13,750

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.629          1.104            297,674
                                                       2007      1.661          1.629            293,527
                                                       2006      1.395          1.661            303,481
                                                       2005      1.355          1.395            330,669
                                                       2004      1.197          1.355            340,725
                                                       2003      1.000          1.197             62,477

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                 --
                                                       2006      1.057          1.230                 --
                                                       2005      0.977          1.057                 --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.546          1.947                 --
                                                       2005      1.470          1.546              6,124
                                                       2004      1.275          1.470              5,245
                                                       2003      1.000          1.275                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.562          1.000            225,225
                                                       2007      1.529          1.562            243,112
                                                       2006      1.347          1.529            254,631
                                                       2005      1.304          1.347            256,397
                                                       2004      1.205          1.304            217,674
                                                       2003      1.000          1.205             81,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.124          0.720            405,420
                                                       2007      1.129          1.124            444,424
                                                       2006      1.033          1.129            377,297
                                                       2005      0.996          1.033            109,171

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.298          0.815            978,856
                                                       2007      1.260          1.298          1,000,040
                                                       2006      1.194          1.260          1,077,893
                                                       2005      1.204          1.194          1,501,156
                                                       2004      1.145          1.204          1,887,948
                                                       2003      1.000          1.145          1,355,872

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.233          0.724             40,809
                                                       2007      1.202          1.233             40,846
                                                       2006      1.077          1.202             40,878
                                                       2005      1.003          1.077             40,915

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.198          0.758         13,235,094
                                                       2007      1.162          1.198         12,137,604
                                                       2006      1.057          1.162          7,553,143
                                                       2005      0.982          1.057            108,254

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.159          0.779          3,677,625
                                                       2007      1.125          1.159          2,889,972
                                                       2006      1.043          1.125          2,865,081
                                                       2005      0.992          1.043            533,095

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.333          0.663             68,475
                                                       2007      1.273          1.333             71,046
                                                       2006      1.197          1.273             80,248
                                                       2005      1.189          1.197             77,877
                                                       2004      1.146          1.189             74,783
                                                       2003      1.000          1.146              4,572

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      2.196          1.175            210,915
                                                       2007      1.989          2.196            209,903
                                                       2006      1.663          1.989            221,701
                                                       2005      1.480          1.663            213,167
                                                       2004      1.282          1.480            200,686
                                                       2003      1.000          1.282              2,286

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.845          1.192            257,840
                                                       2007      1.796          1.845            276,978
                                                       2006      1.640          1.796            286,806
                                                       2005      1.562          1.640            285,477
                                                       2004      1.315          1.562            248,064
                                                       2003      1.000          1.315             85,990

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.213          0.729            181,779
                                                       2007      1.150          1.213            207,031
                                                       2006      1.147          1.150            187,743
                                                       2005      1.087          1.147            193,655
                                                       2004      1.028          1.087             30,169

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.947          1.171             81,651
                                                       2007      2.468          1.947             98,539
                                                       2006      1.854          2.468            109,529
                                                       2005      1.655          1.854            110,071
                                                       2004      1.253          1.655            103,951
                                                       2003      1.000          1.253             61,196

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                 --
                                                       2006      1.087          1.143             21,339
                                                       2005      1.066          1.087             27,674
                                                       2004      1.061          1.066              4,247

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.719          1.038            207,821
                                                       2007      1.899          1.719            206,750
                                                       2006      1.706          1.899            217,877
                                                       2005      1.574          1.706            219,611
                                                       2004      1.346          1.574            218,458
                                                       2003      1.000          1.346             42,069

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.398          1.479                 --
                                                       2005      1.410          1.398             25,532
                                                       2004      1.277          1.410              4,504
                                                       2003      1.000          1.277                576

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.245          1.072            278,395
                                                       2007      1.202          1.245            207,253
                                                       2006      1.160          1.202            260,072
                                                       2005      1.161          1.160            249,337
                                                       2004      1.082          1.161            271,269
                                                       2003      1.000          1.082             91,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.474          1.464                 --
                                                       2006      1.313          1.474            132,939
                                                       2005      1.287          1.313            130,138
                                                       2004      1.184          1.287             85,883
                                                       2003      1.000          1.184             39,816





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.206          1.188                --
                                                       2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.095          0.778                --
                                                       2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.205          0.675                --
                                                       2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.424          0.827                --
                                                       2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.145          0.663                --
                                                       2007      1.197          1.145                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.125          0.714            35,825
                                                       2007      1.129          1.125            24,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.170          0.724                --
                                                       2007      1.230          1.170                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      0.975          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106            86,821
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.052          0.660            19,175

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.209          0.675                --
                                                       2007      1.165          1.209                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2008      1.524          0.856               668
                                                       2007      1.461          1.524                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.116          0.588                --
                                                       2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.050          1.053           399,438
                                                       2007      1.026          1.050           606,585
                                                       2006      1.009          1.026           671,697

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.080          0.818            72,950
                                                       2007      1.106          1.080                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.053            45,072
                                                       2007      1.079          1.090            26,640

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.276          0.839                --
                                                       2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.986          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      2.364          0.961                --
                                                       2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.195          0.810                --
                                                       2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.207          0.772                --
                                                       2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.122          0.719           239,497
                                                       2007      1.128          1.122           183,787
                                                       2006      1.033          1.128           116,910
                                                       2005      0.996          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.074          0.674           139,380
                                                       2007      1.044          1.074           109,792
                                                       2006      0.989          1.044            47,336
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.231          0.723                --
                                                       2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      1.003          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.196          0.757         6,466,610
                                                       2007      1.161          1.196         5,710,624
                                                       2006      1.057          1.161         3,150,750
                                                       2005      0.982          1.057                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.158          0.777         5,624,649
                                                       2007      1.124          1.158         4,836,462
                                                       2006      1.042          1.124         2,364,251
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.131          0.562                --
                                                       2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.479          0.791                --
                                                       2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.185          0.765                --
                                                       2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.152          0.692                --
                                                       2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.230          0.739                --
                                                       2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.108          0.668                --
                                                       2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.066          0.918           558,876
                                                       2007      1.030          1.066           214,553
                                                       2006      0.995          1.030           215,430
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152           10,810
                                                       2005      1.053          1.114            9,741
                                                       2004      1.000          1.053            4,791

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.280          1.261               --
                                                       2007      1.203          1.280            2,902
                                                       2006      1.112          1.203            3,004
                                                       2005      1.064          1.112            2,451
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.168          0.829           17,661
                                                       2007      1.232          1.168           18,654
                                                       2006      1.079          1.232           18,008
                                                       2005      1.071          1.079            6,434
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.270          0.711            7,054
                                                       2007      1.172          1.270            6,361
                                                       2006      1.106          1.172            5,890
                                                       2005      1.083          1.106            4,777
                                                       2004      1.000          1.083            4,717

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.650          0.958          118,480
                                                       2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          123,624
                                                       2005      1.154          1.239          113,416
                                                       2004      1.000          1.154            4,481

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.185          0.686           44,064
                                                       2007      1.239          1.185           43,036

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.175          0.744            3,467
                                                       2007      1.178          1.175            3,473

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.215          0.750              747
                                                       2007      1.277          1.215              749

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180              784
                                                       2005      0.975          1.027              786

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155           13,180
                                                       2005      1.052          1.056            2,987
                                                       2004      1.000          1.052               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212           23,009
                                                       2005      1.051          1.123           22,912
                                                       2004      1.000          1.051            4,861

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.051          0.659            3,480

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.253          0.699           13,334
                                                       2007      1.208          1.253           10,896

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.763          0.990               --
                                                       2007      1.690          1.763               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.115          0.587          118,230
                                                       2007      1.001          1.115          118,238
                                                       2006      0.994          1.001          118,245

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.043          171,671
                                                       2007      1.016          1.040          185,261
                                                       2006      1.001          1.016           42,885

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.079          0.817               --
                                                       2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.082          0.627          177,552
                                                       2007      1.045          1.082          175,778
                                                       2006      0.996          1.045          154,708

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995          106,379
                                                       2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068          105,674
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297          109,344
                                                       2004      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028           12,117
                                                       2005      1.031          1.023           10,977
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977            2,400
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.053           27,663
                                                       2007      1.079          1.090           29,976

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.274          0.837           35,662
                                                       2007      1.229          1.274           36,805
                                                       2006      1.077          1.229           37,456
                                                       2005      0.986          1.077           25,273

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      3.178          1.291          138,324
                                                       2007      2.290          3.178          131,978
                                                       2006      1.734          2.290          132,746
                                                       2005      1.294          1.734           78,600
                                                       2004      1.000          1.294            4,136

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.347          0.912           26,323
                                                       2007      1.375          1.347           27,945
                                                       2006      1.155          1.375           12,608
                                                       2005      1.124          1.155            1,859
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228              480
                                                       2005      0.977          1.056               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.301          0.832           31,761
                                                       2007      1.274          1.301           29,920
                                                       2006      1.124          1.274           16,484
                                                       2005      1.089          1.124           16,935
                                                       2004      1.000          1.089            6,968

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.121          0.718           39,666
                                                       2007      1.127          1.121           40,136
                                                       2006      1.032          1.127           19,416
                                                       2005      0.996          1.032           18,915

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.165          0.730            3,249
                                                       2007      1.132          1.165            3,318
                                                       2006      1.074          1.132           13,431
                                                       2005      1.084          1.074            2,754
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.230          0.721               --
                                                       2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      1.003          1.076               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.195          0.756           90,108
                                                       2007      1.160          1.195          404,197
                                                       2006      1.056          1.160          408,332
                                                       2005      0.982          1.056            7,802

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.156          0.776          324,057
                                                       2007      1.123          1.156           37,918
                                                       2006      1.042          1.123           37,885
                                                       2005      0.992          1.042            7,848

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.207          0.600          102,300
                                                       2007      1.153          1.207          102,311
                                                       2006      1.086          1.153          102,320
                                                       2005      1.080          1.086          101,352
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.729          0.924           26,250
                                                       2007      1.567          1.729           25,419
                                                       2006      1.312          1.567            9,727
                                                       2005      1.169          1.312            4,720
                                                       2004      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.345          0.868          103,764
                                                       2007      1.310          1.345          103,776
                                                       2006      1.198          1.310          103,787
                                                       2005      1.142          1.198           90,922
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.189          0.714          117,038
                                                       2007      1.128          1.189          117,043
                                                       2006      1.127          1.128          117,048
                                                       2005      1.069          1.127          114,298
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.533          0.920           85,466
                                                       2007      1.945          1.533           86,271
                                                       2006      1.462          1.945           85,572
                                                       2005      1.306          1.462           77,752
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081          115,572
                                                       2005      1.009          1.029          105,396
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.255          0.757          107,078
                                                       2007      1.388          1.255          107,019
                                                       2006      1.248          1.388          106,913
                                                       2005      1.152          1.248           56,448
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096           49,716
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.173          1.009           23,955
                                                       2007      1.134          1.173           27,311
                                                       2006      1.095          1.134           26,499
                                                       2005      1.097          1.095           25,896
                                                       2004      1.000          1.097            6,826

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240           12,208
                                                       2005      1.085          1.106           12,260
                                                       2004      1.000          1.085            7,012

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048                --
                                                       2006      1.000          0.987                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.103          1.087                --
                                                       2007      1.038          1.103                --
                                                       2006      1.000          1.038                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.050          0.745                --
                                                       2007      1.109          1.050                --
                                                       2006      1.000          1.109                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.078          0.603                --
                                                       2007      0.995          1.078                --
                                                       2006      1.000          0.995                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.276          0.740                --
                                                       2007      1.135          1.276                --
                                                       2006      1.000          1.135                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.002          0.580                --
                                                       2007      1.048          1.002                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.086          0.688            85,774
                                                       2007      1.091          1.086            95,939

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.089          0.672                --
                                                       2007      1.146          1.089                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.104          1.153                --
                                                       2006      1.000          1.104                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.096                --
                                                       2006      1.000          1.069            55,779

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.026          1.058                --
                                                       2006      1.000          1.026                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      0.979          0.614                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.073          0.598                --
                                                       2007      1.035          1.073                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.320          0.740                --
                                                       2007      1.266          1.320                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      0.994          1.000                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.042          1.043           219,885
                                                       2007      1.019          1.042           198,447
                                                       2006      1.004          1.019           112,991

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.078          0.814                --
                                                       2007      1.104          1.078                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.034                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.035                --
                                                       2006      1.000          1.007            47,453

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.086                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.051            38,802
                                                       2007      1.079          1.090            44,948

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.141          0.749                --
                                                       2007      1.102          1.141                --
                                                       2006      1.000          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      1.639          0.665                --
                                                       2007      1.182          1.639                --
                                                       2006      1.000          1.182                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.127          0.763                --
                                                       2007      1.152          1.127                --
                                                       2006      1.000          1.152                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208                --
                                                       2006      1.000          1.108                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.192                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.123          0.718                --
                                                       2007      1.101          1.123                --
                                                       2006      1.000          1.101                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.069          0.684           110,382
                                                       2007      1.075          1.069           127,515
                                                       2006      1.000          1.075            81,573

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.074          0.673            36,427
                                                       2007      1.045          1.074            38,507
                                                       2006      1.000          1.045            39,626

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.097          0.643                --
                                                       2007      1.072          1.097                --
                                                       2006      1.000          1.072                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.093          0.690         1,343,418
                                                       2007      1.062          1.093         1,545,218
                                                       2006      1.000          1.062           962,053

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.081          0.725         1,581,382
                                                       2007      1.051          1.081         1,546,086
                                                       2006      1.000          1.051         1,154,992

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.104          0.548                --
                                                       2007      1.056          1.104                --
                                                       2006      1.000          1.056                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.238          0.661                --
                                                       2007      1.124          1.238                --
                                                       2006      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.093          0.704                --
                                                       2007      1.066          1.093                --
                                                       2006      1.000          1.066                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.035          0.621                --
                                                       2007      0.984          1.035                --
                                                       2006      1.000          0.984                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      0.982          0.589                --
                                                       2007      1.247          0.982                --
                                                       2006      1.000          1.247                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177                --
                                                       2006      1.000          1.005                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      0.937          0.564                --
                                                       2007      1.037          0.937                --
                                                       2006      1.000          1.037                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.064          0.915           247,309
                                                       2007      1.030          1.064           241,569
                                                       2006      1.000          1.030            68,017

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.082          1.073                --
                                                       2006      1.000          1.082                --





            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.107          1.175                --
                                                       2006      1.072          1.107                --
                                                       2005      1.000          1.072                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.199          1.181                --
                                                       2007      1.128          1.199                --
                                                       2006      1.045          1.128                --
                                                       2005      1.000          1.045                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2008      1.089          0.772                --
                                                       2007      1.151          1.089                --
                                                       2006      1.010          1.151                --
                                                       2005      1.000          1.010                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2008      1.198          0.670                --
                                                       2007      1.107          1.198                --
                                                       2006      1.047          1.107                --
                                                       2005      1.000          1.047                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.415          0.821                --
                                                       2007      1.260          1.415                --
                                                       2006      1.067          1.260                --
                                                       2005      1.000          1.067                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2008      1.138          0.658                --
                                                       2007      1.191          1.138                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2008      1.119          0.708                --
                                                       2007      1.124          1.119             4,111

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.164          0.718                --
                                                       2007      1.225          1.164                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.177          1.229                --
                                                       2006      1.026          1.177                --
                                                       2005      0.975          1.026                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.102          1.129                --
                                                       2006      1.009          1.102             4,055
                                                       2005      1.000          1.009                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.166          1.202                --
                                                       2006      1.082          1.166                --
                                                       2005      1.000          1.082                --

Met Investors Series Trust
  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.046          0.656                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2008      1.202          0.670                --
                                                       2007      1.160          1.202                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2008      1.515          0.850                --
                                                       2007      1.454          1.515                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2008      1.112          0.585                --
                                                       2007      1.000          1.112                --
                                                       2006      0.994          1.000                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.044          1.045                --
                                                       2007      1.022          1.044                --
                                                       2006      1.007          1.022                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2008      1.077          0.813           110,583
                                                       2007      1.104          1.077           110,592

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.079          0.624                --
                                                       2007      1.044          1.079                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.007                --
                                                       2005      1.000          1.002                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.035          1.078                --
                                                       2005      1.000          1.035                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.138          1.234                --
                                                       2005      1.000          1.138                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.990          1.017                --
                                                       2006      0.986          0.990                --
                                                       2005      1.000          0.986                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.096                --
                                                       2005      1.000          0.985                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.008          1.060                --
                                                       2005      1.000          1.008                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2008      1.269          0.833                --
                                                       2007      1.226          1.269                --
                                                       2006      1.076          1.226                --
                                                       2005      0.985          1.076                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2008      2.350          0.953                --
                                                       2007      1.696          2.350                --
                                                       2006      1.286          1.696                --
                                                       2005      1.000          1.286                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2008      1.188          0.803                --
                                                       2007      1.215          1.188                --
                                                       2006      1.022          1.215                --
                                                       2005      1.000          1.022                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334                --
                                                       2006      1.055          1.224                --
                                                       2005      0.977          1.055                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.033          1.298                --
                                                       2005      1.000          1.033                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2008      1.200          0.766                --
                                                       2007      1.177          1.200                --
                                                       2006      1.040          1.177                --
                                                       2005      1.000          1.040                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2008      1.116          0.714             9,582
                                                       2007      1.124          1.116             9,589
                                                       2006      1.031          1.124            19,249
                                                       2005      0.995          1.031                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2008      1.068          0.669           101,442
                                                       2007      1.040          1.068           101,442
                                                       2006      0.987          1.040                --
                                                       2005      1.000          0.987                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2008      1.225          0.717                --
                                                       2007      1.197          1.225                --
                                                       2006      1.075          1.197                --
                                                       2005      1.003          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2008      1.190          0.751           782,825
                                                       2007      1.157          1.190         1,126,438
                                                       2006      1.055          1.157           876,376
                                                       2005      0.982          1.055                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2008      1.151          0.771            79,243
                                                       2007      1.120          1.151            59,411
                                                       2006      1.041          1.120             4,002
                                                       2005      0.992          1.041                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2008      1.125          0.558                --
                                                       2007      1.076          1.125                --
                                                       2006      1.015          1.076                --
                                                       2005      1.000          1.015                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2008      1.470          0.785                --
                                                       2007      1.335          1.470                --
                                                       2006      1.119          1.335                --
                                                       2005      1.000          1.119                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.178          0.759                --
                                                       2007      1.150          1.178                --
                                                       2006      1.053          1.150                --
                                                       2005      1.000          1.053                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2008      1.145          0.687                --
                                                       2007      1.089          1.145                --
                                                       2006      1.088          1.089                --
                                                       2005      1.000          1.088                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2008      1.223          0.734                --
                                                       2007      1.554          1.223                --
                                                       2006      1.171          1.554                --
                                                       2005      1.000          1.171                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240                --
                                                       2006      1.010          1.060                --
                                                       2005      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2008      1.102          0.663                --
                                                       2007      1.220          1.102                --
                                                       2006      1.099          1.220                --
                                                       2005      1.000          1.099                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.023          1.081                --
                                                       2005      1.000          1.023                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2008      1.060          0.911            24,657
                                                       2007      1.026          1.060             4,302
                                                       2006      0.993          1.026             4,360
                                                       2005      1.000          0.993                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.140          1.129                --
                                                       2006      1.018          1.140                --
                                                       2005      1.000          1.018                --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378           233,209
                                                       2004      1.145          1.220           145,734
                                                       2003      1.000          1.145                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.206          1.336           757,724
                                                       2007      1.954          2.206           862,237
                                                       2006      1.650          1.954           840,073
                                                       2005      1.471          1.650           790,943
                                                       2004      1.319          1.471           298,870
                                                       2003      1.000          1.319            15,684

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.902          1.048         2,169,802
                                                       2007      1.722          1.902         2,261,505
                                                       2006      1.589          1.722         2,434,271
                                                       2005      1.391          1.589         2,311,664
                                                       2004      1.258          1.391         1,178,911
                                                       2003      1.000          1.258           134,180

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.658          1.013         2,163,248
                                                       2007      1.606          1.658         2,161,567
                                                       2006      1.418          1.606         2,215,409
                                                       2005      1.362          1.418         2,165,504
                                                       2004      1.256          1.362         1,214,780
                                                       2003      1.000          1.256           123,333

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660           445,734
                                                       2004      1.215          1.428            86,415
                                                       2003      1.000          1.215            38,283

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719         1,012,396
                                                       2004      1.263          1.631           516,544
                                                       2003      1.000          1.263            75,167

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.496          1.431                --
                                                       2007      1.420          1.496           236,748
                                                       2006      1.240          1.420           240,910
                                                       2005      1.209          1.240           235,604
                                                       2004      1.170          1.209            87,371
                                                       2003      1.000          1.170            29,621

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.304          1.230                --
                                                       2007      1.491          1.304           278,225
                                                       2006      1.461          1.491           286,689
                                                       2005      1.405          1.461           291,197
                                                       2004      1.283          1.405           203,908
                                                       2003      1.000          1.283            29,960

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312           261,973
                                                       2004      1.079          1.211            57,352
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309           124,463
                                                       2004      1.072          1.209            48,619
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      2.032          1.145           855,864
                                                       2007      1.762          2.032           942,048
                                                       2006      1.608          1.762         1,002,487
                                                       2005      1.402          1.608           819,158
                                                       2004      1.239          1.402           398,465
                                                       2003      1.000          1.239            30,868

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.643          0.947           229,391
                                                       2007      1.566          1.643           217,483
                                                       2006      1.399          1.566           217,584
                                                       2005      1.179          1.399           231,823
                                                       2004      1.184          1.179             9,228
                                                       2003      1.000          1.184                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.512          1.491         1,190,020
                                                       2007      2.215          2.512         1,327,016
                                                       2006      2.005          2.215         1,361,783
                                                       2005      1.728          2.005         1,211,721
                                                       2004      1.410          1.728           537,441
                                                       2003      1.000          1.410            28,227

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452           245,540
                                                       2004      1.206          1.336           113,600
                                                       2003      1.000          1.206             8,710

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.619          3.292                --
                                                       2007      2.859          3.619           358,586
                                                       2006      2.270          2.859           367,205
                                                       2005      1.812          2.270           338,359
                                                       2004      1.478          1.812           152,981
                                                       2003      1.000          1.478            11,475

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.287          1.340         1,288,407
                                                       2007      2.015          2.287         1,434,778
                                                       2006      1.687          2.015         1,459,522
                                                       2005      1.558          1.687         1,527,265
                                                       2004      1.337          1.558           940,538
                                                       2003      1.104          1.337           182,570

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619         1,116,443
                                                       2004      1.326          1.513           468,827
                                                       2003      1.000          1.326            41,506

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           555,904
                                                       2004      0.990          1.062           180,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232            28,018
                                                       2004      1.093          1.164            27,891
                                                       2003      1.000          1.093            10,549

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.847          1.289             3,255
                                                       2007      1.544          1.847             3,256
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.905          1.049            33,223
                                                       2007      1.592          1.905            37,776
                                                       2006      1.502          1.592            14,230
                                                       2005      1.369          1.502             7,740
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.666          1.569                --
                                                       2007      1.549          1.666             3,622
                                                       2006      1.336          1.549             3,714
                                                       2005      1.287          1.336             3,689
                                                       2004      1.253          1.287             2,471
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           294,987
                                                       2004      1.333          1.506           119,769
                                                       2003      1.000          1.333             6,277

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.591          0.932           243,658
                                                       2007      1.651          1.591           246,294

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.580          1.098            79,583
                                                       2007      1.528          1.580           149,614

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.570          0.965           546,627
                                                       2007      1.522          1.570           699,338
                                                       2006      1.345          1.522           695,284
                                                       2005      1.312          1.345           698,391
                                                       2004      1.211          1.312           504,679
                                                       2003      1.000          1.211            55,342

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.648          1.028           340,472
                                                       2007      1.722          1.648           347,575

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.718          1.087           179,183
                                                       2007      1.682          1.718           204,059
                                                       2006      1.447          1.682           244,341
                                                       2005      1.381          1.447           271,405
                                                       2004      1.273          1.381           190,757
                                                       2003      1.000          1.273            49,689

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.417          0.873           222,879
                                                       2007      1.416          1.417           245,584

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.999          1.165           389,310
                                                       2007      1.849          1.999           392,612
                                                       2006      1.667          1.849           410,677
                                                       2005      1.617          1.667           397,431
                                                       2004      1.429          1.617           303,512
                                                       2003      1.000          1.429            37,303

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.238          0.911           353,204
                                                       2007      1.136          1.238           360,173
                                                       2006      1.073          1.136           362,779
                                                       2005      1.045          1.073           372,448
                                                       2004      0.945          1.045           333,251

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.019          0.790            86,995
                                                       2007      1.023          1.019           308,701
                                                       2006      0.999          1.023           123,836
                                                       2005      0.993          0.999           146,211
                                                       2004      0.998          0.993           146,687
                                                       2003      1.000          0.998            25,089

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           338,487
                                                       2005      1.394          1.426           356,315
                                                       2004      1.309          1.394           307,014
                                                       2003      1.000          1.309            41,170

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369           253,907
                                                       2005      1.291          1.336           286,424
                                                       2004      1.307          1.291           217,039
                                                       2003      1.000          1.307            10,895

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           250,676
                                                       2005      1.365          1.474           260,495
                                                       2004      1.272          1.365           152,042
                                                       2003      1.000          1.272            40,230

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473           157,580
                                                       2005      1.308          1.333           126,393
                                                       2004      1.227          1.308           117,048
                                                       2003      1.000          1.227            50,150

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           469,864
                                                       2005      1.375          1.396           485,157
                                                       2004      1.242          1.375           176,267
                                                       2003      1.000          1.242             2,811

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           576,274
                                                       2005      1.533          1.631           728,687
                                                       2004      1.257          1.533           284,735
                                                       2003      1.000          1.257            35,800

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082           417,007
                                                       2004      0.981          1.060           165,264

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.780          1.715                --
                                                       2007      1.707          1.780           330,746
                                                       2006      1.794          1.707           330,112

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.322          0.986           681,314
                                                       2007      1.309          1.322           850,596
                                                       2006      1.242          1.309           324,051

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636           166,665

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.712          1.055           155,237
                                                       2007      1.701          1.712           170,287

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.021          0.587         1,473,698
                                                       2007      1.219          1.021         1,515,113
                                                       2006      1.003          1.219         1,809,767

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.317          0.968            38,523
                                                       2007      1.353          1.317            63,517
                                                       2006      1.270          1.353            53,423

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.910          1.113           287,445
                                                       2007      1.960          1.910           351,762
                                                       2006      1.780          1.960           316,052

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.157          1.233           413,517
                                                       2007      1.682          2.157           429,685
                                                       2006      1.642          1.682           396,216

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.712          1.082           288,570

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.122          0.681         1,654,478
                                                       2007      1.268          1.122            86,866

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.233          0.906           397,331
                                                       2007      1.179          1.233           420,681
                                                       2006      1.116          1.179           472,318

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.377          1.105           358,147
                                                       2007      1.311          1.377           411,364
                                                       2006      1.252          1.311           429,166

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.101          0.690         1,013,968
                                                       2007      1.077          1.101         1,216,095
                                                       2006      1.001          1.077           697,417

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.059          0.638           813,148
                                                       2007      1.071          1.059           898,327
                                                       2006      0.964          1.071             7,715

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.585          0.894           104,847
                                                       2007      1.441          1.585           114,498
                                                       2006      1.459          1.441           133,230

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.382          0.834            22,362
                                                       2007      1.262          1.382            27,242
                                                       2006      1.273          1.262            17,062

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.297          1.509           366,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.310          1.309         1,266,452
                                                       2007      2.201          2.310            67,205

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.206          1.107           730,859
                                                       2007      1.139          1.206           709,817

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.595          1.053            62,526
                                                       2007      1.545          1.595            79,266
                                                       2006      1.438          1.545            76,943

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162            85,446

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.211          1.063           983,963
                                                       2007      1.155          1.211         1,028,520
                                                       2006      1.116          1.155           785,830

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.980          0.676         2,140,066
                                                       2007      1.028          0.980         2,425,148
                                                       2006      1.003          1.028           711,952

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.778          0.949           463,937
                                                       2007      1.502          1.778           461,426
                                                       2006      1.540          1.502           460,045

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.106          1.050           536,250
                                                       2007      1.058          1.106           630,779
                                                       2006      1.019          1.058           484,574

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.062          1.074         6,523,177
                                                       2007      1.028          1.062         3,332,432
                                                       2006      1.006          1.028         3,222,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.426          0.880           264,858

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.417          0.769           310,605
                                                       2007      1.387          1.417           304,423
                                                       2006      1.369          1.387           318,716

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.508          0.905           650,801
                                                       2007      1.474          1.508           760,928
                                                       2006      1.438          1.474           812,291

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.076          0.630           401,375
                                                       2007      1.060          1.076           407,964
                                                       2006      1.002          1.060           415,612

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.081          0.910           628,181
                                                       2007      1.042          1.081           167,259
                                                       2006      1.001          1.042            52,003

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.080          0.833           347,305
                                                       2007      1.049          1.080           307,605
                                                       2006      1.002          1.049            78,615

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.081          0.758           698,697
                                                       2007      1.054          1.081           826,468
                                                       2006      1.002          1.054           695,042

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.081          0.689           525,964
                                                       2007      1.059          1.081           565,433
                                                       2006      1.002          1.059           434,710

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.409          1.076         1,664,381
                                                       2007      1.376          1.409         2,193,063
                                                       2006      1.288          1.376         2,464,195

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.467          0.973           297,309
                                                       2007      1.387          1.467           313,037
                                                       2006      1.256          1.387           368,197

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.097          0.641         1,736,560
                                                       2007      1.050          1.097         1,928,469
                                                       2006      0.996          1.050         2,037,499

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.146          0.653           849,286
                                                       2007      1.068          1.146           319,549
                                                       2006      0.998          1.068           309,858

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.211          0.796           668,556

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           611,233

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.098          1.078           345,901
                                                       2007      1.069          1.098           356,357
                                                       2006      1.034          1.069           364,365

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         3,371,576
                                                       2004      0.993          0.987         2,175,883
                                                       2003      1.000          0.993         1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094           269,043
                                                       2004      0.992          1.052            92,026

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           806,861
                                                       2005      1.120          1.124         1,079,597
                                                       2004      1.046          1.120           212,548
                                                       2003      1.000          1.046            37,676

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.147          1.182         2,423,102
                                                       2007      1.073          1.147         2,470,927
                                                       2006      1.051          1.073         2,529,532
                                                       2005      1.044          1.051         2,497,306
                                                       2004      1.012          1.044           968,230
                                                       2003      1.000          1.012           316,179

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             6,386
                                                       2005      1.476          1.629             4,302
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292             3,031

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           868,558
                                                       2005      1.773          1.865           865,656
                                                       2004      1.428          1.773           469,458
                                                       2003      1.000          1.428            61,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371           136,917
                                                       2004      1.225          1.282            85,341
                                                       2003      1.000          1.225            16,182

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175           335,953
                                                       2004      1.140          1.191           184,806
                                                       2003      1.000          1.140            34,119

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           326,543
                                                       2004      1.298          1.487           212,893
                                                       2003      1.000          1.298            32,105

  Travelers Equity Income Subaccount (5/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           796,677
                                                       2004      1.234          1.333           445,063
                                                       2003      1.000          1.234            83,835

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           278,152
                                                       2004      1.108          1.202           163,728
                                                       2003      1.000          1.108            55,293

  Travelers Federated Stock Subaccount (6/03)........  2006      1.407          1.456                --
                                                       2005      1.359          1.407            33,030
                                                       2004      1.250          1.359            25,423
                                                       2003      1.000          1.250             1,345

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           267,943
                                                       2004      1.188          1.244           158,186
                                                       2003      1.000          1.188            26,643

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.000          1.100           292,653

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.033                --
                                                       2005      1.000          1.030            50,090

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      1.000          1.067           580,765

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.000          1.077           334,074

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066                --
                                                       2005      1.000          1.046            25,746

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456           161,991
                                                       2004      1.160          1.322            86,666
                                                       2003      1.000          1.160                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           460,731
                                                       2004      1.281          1.437           312,401
                                                       2003      1.000          1.281            10,283

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248         2,471,112
                                                       2004      1.125          1.233         1,075,218
                                                       2003      1.000          1.125           143,113

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           543,927
                                                       2004      0.961          1.111           114,475

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550           228,774
                                                       2004      1.265          1.439           135,891
                                                       2003      1.000          1.265             4,766

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            69,817
                                                       2004      1.190          1.301             9,188
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.050          1.104                --
                                                       2005      1.000          1.050            83,935

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           808,416
                                                       2004      0.971          1.085           157,198

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           605,434
                                                       2004      1.014          1.030           311,122
                                                       2003      1.000          1.014           142,286

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335            58,950
                                                       2004      1.228          1.330            52,599
                                                       2003      1.000          1.228             9,971

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.273                --
                                                       2005      1.000          1.106            14,618

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270                --
                                                       2005      1.000          1.108            50,508

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           374,550
                                                       2004      0.979          1.046            47,201

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.631          1.029           535,740
                                                       2007      1.699          1.631           596,073
                                                       2006      1.489          1.699           611,947
                                                       2005      1.454          1.489           597,781
                                                       2004      1.260          1.454           248,011
                                                       2003      1.000          1.260             8,903

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.490          0.834                --
                                                       2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.201          1.332           16,095
                                                       2007      1.950          2.201           16,095
                                                       2006      1.648          1.950           16,095
                                                       2005      1.470          1.648           16,095
                                                       2004      1.318          1.470           16,095
                                                       2003      1.000          1.318            2,754

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.898          1.045           11,671
                                                       2007      1.719          1.898           11,677
                                                       2006      1.587          1.719           11,682
                                                       2005      1.390          1.587           11,687
                                                       2004      1.257          1.390           11,693
                                                       2003      1.000          1.257            4,726

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.654          1.010            3,354
                                                       2007      1.603          1.654            3,362
                                                       2006      1.416          1.603            3,369
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361            5,691
                                                       2003      1.000          1.255            3,612

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717            1,701
                                                       2004      1.263          1.630            7,121
                                                       2003      1.000          1.263            3,675

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.492          1.428               --
                                                       2007      1.418          1.492           16,836
                                                       2006      1.239          1.418           17,229
                                                       2005      1.208          1.239           17,653
                                                       2004      1.170          1.208           13,843
                                                       2003      1.000          1.170            1,549

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.300          1.227               --
                                                       2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404            3,443
                                                       2003      1.000          1.283            3,443

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      2.027          1.142            3,068
                                                       2007      1.759          2.027            3,075
                                                       2006      1.606          1.759            3,082
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.639          0.944               --
                                                       2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.506          1.487            1,502
                                                       2007      2.211          2.506            1,502
                                                       2006      2.002          2.211            1,559
                                                       2005      1.726          2.002            3,349
                                                       2004      1.409          1.726            3,924
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334            5,925
                                                       2003      1.000          1.206            3,788

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.611          3.283               --
                                                       2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.104          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           25,503
                                                       2004      1.326          1.512           17,201
                                                       2003      1.000          1.326            1,376

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.990          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163            4,021
                                                       2003      1.000          1.093            4,021

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.843          1.285               --
                                                       2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.900          1.046               --
                                                       2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500            1,138
                                                       2004      1.384          1.368            1,140
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.662          1.565               --
                                                       2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537            2,061
                                                       2004      1.333          1.504            2,065
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.587          0.929               --
                                                       2007      1.648          1.587               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.576          1.095               --
                                                       2007      1.524          1.576               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.566          0.962               --
                                                       2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311            5,045
                                                       2003      1.000          1.210            3,724

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.714          1.084            8,333
                                                       2007      1.679          1.714            8,333
                                                       2006      1.445          1.679            8,333
                                                       2005      1.380          1.445            8,333
                                                       2004      1.272          1.380            8,333
                                                       2003      1.000          1.272            1,427

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.413          0.871               --
                                                       2007      1.413          1.413               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.995          1.162               --
                                                       2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.236          0.908               --
                                                       2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.945          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.017          0.788               --
                                                       2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,201
                                                       2005      1.393          1.424            3,206
                                                       2004      1.309          1.393            3,212
                                                       2003      1.000          1.309            3,213

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363            3,491
                                                       2003      1.000          1.272            3,491

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331            2,357
                                                       2004      1.227          1.307            2,361
                                                       2003      1.000          1.227               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374            3,686
                                                       2003      1.000          1.241            3,686

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796            6,379
                                                       2005      1.532          1.629            4,441
                                                       2004      1.257          1.532            5,008
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081            2,761
                                                       2004      0.981          1.060            3,195

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.776          1.711               --
                                                       2007      1.704          1.776            3,134
                                                       2006      1.791          1.704            3,139

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.319          0.983               --
                                                       2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633            9,105

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.708          1.052            9,105
                                                       2007      1.697          1.708            9,105

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.020          0.586            3,722
                                                       2007      1.219          1.020            3,392
                                                       2006      1.003          1.219            3,023

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.315          0.966               --
                                                       2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.906          1.110            3,802
                                                       2007      1.956          1.906            3,811
                                                       2006      1.777          1.956            3,819

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.152          1.230               --
                                                       2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.707          1.079            3,129

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.121          0.680           70,366
                                                       2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.231          0.904            2,960
                                                       2007      1.178          1.231            3,042
                                                       2006      1.115          1.178            2,971

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.374          1.102               --
                                                       2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.100          0.689               --
                                                       2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.058          0.637            9,200
                                                       2007      1.071          1.058           10,103
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.581          0.891               --
                                                       2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.381          0.833               --
                                                       2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.288          1.505               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.203          1.103              211
                                                       2007      1.137          1.203               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.591          1.050               --
                                                       2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.209          1.061               --
                                                       2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.979          0.675            3,364
                                                       2007      1.028          0.979            3,598
                                                       2006      1.003          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.774          0.946               --
                                                       2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.103          1.047           37,825
                                                       2007      1.056          1.103           39,948
                                                       2006      1.018          1.056               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.422          0.877           16,385

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.414          0.767           28,492
                                                       2007      1.384          1.414           30,557
                                                       2006      1.367          1.384           32,182

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.505          0.902               --
                                                       2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.075          0.629               --
                                                       2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.080          0.909               --
                                                       2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.079          0.832               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.080          0.757               --
                                                       2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.080          0.689               --
                                                       2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.406          1.073           29,167
                                                       2007      1.373          1.406           29,798
                                                       2006      1.286          1.373           30,236

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.465          0.971               --
                                                       2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.096          0.640           39,661
                                                       2007      1.050          1.096           41,005
                                                       2006      0.996          1.050           42,052

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.145          0.653            8,187
                                                       2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.209          0.793               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.096          1.075               --
                                                       2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.992          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119            4,140
                                                       2003      1.000          1.045            4,140

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.145          1.179           18,304
                                                       2007      1.071          1.145           18,782
                                                       2006      1.050          1.071           19,279
                                                       2005      1.043          1.050           16,287
                                                       2004      1.012          1.043           17,024
                                                       2003      1.000          1.012            1,757

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147            1,700
                                                       2005      1.771          1.863            1,577
                                                       2004      1.428          1.771            2,066
                                                       2003      1.000          1.428               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190            3,938
                                                       2003      1.000          1.139            3,938

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641            3,144
                                                       2004      1.298          1.485            3,150
                                                       2003      1.000          1.298            3,151

  Travelers Equity Income Subaccount (5/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327           31,049
                                                       2004      1.187          1.243           19,982
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      1.000          1.066               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454            9,105
                                                       2004      1.160          1.321            9,105
                                                       2003      1.000          1.160            1,562

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           30,252
                                                       2004      1.125          1.232           30,919
                                                       2003      1.000          1.125            6,907

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.104               --
                                                       2005      1.000          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.971          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,791
                                                       2004      1.014          1.029           25,966
                                                       2003      1.000          1.014            3,963

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.272               --
                                                       2005      1.000          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.627          1.026               --
                                                       2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.487          0.832               --
                                                       2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.014          1.219          116,778
                                                       2007      1.785          2.014          115,421
                                                       2006      1.509          1.785          105,610
                                                       2005      1.347          1.509           66,758
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.739          0.957          368,588
                                                       2007      1.576          1.739          353,593
                                                       2006      1.456          1.576          353,045
                                                       2005      1.276          1.456          335,545
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.515          0.925          102,969
                                                       2007      1.469          1.515          111,233
                                                       2006      1.298          1.469          110,801
                                                       2005      1.249          1.298           56,206
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549            4,325
                                                       2004      1.137          1.334               --
                                                       2003      1.000          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           63,253
                                                       2004      1.215          1.568               --
                                                       2003      1.000          1.215               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.389          1.328               --
                                                       2007      1.320          1.389              189
                                                       2006      1.154          1.320              191
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.203          1.134               --
                                                       2007      1.377          1.203           25,165
                                                       2006      1.351          1.377           24,249
                                                       2005      1.300          1.351           18,044
                                                       2004      1.189          1.300               --
                                                       2003      1.000          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309          132,515
                                                       2004      1.083          1.210               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306           17,495
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.902          1.070           78,752
                                                       2007      1.651          1.902           85,172
                                                       2006      1.508          1.651           87,922
                                                       2005      1.316          1.508           77,171
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.516          0.873               --
                                                       2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.017          1.097               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.254          1.337           54,110
                                                       2007      1.990          2.254           33,684
                                                       2006      1.802          1.990           39,701
                                                       2005      1.555          1.802           37,003
                                                       2004      1.270          1.555               --
                                                       2003      1.000          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353           60,968
                                                       2004      1.126          1.246               --
                                                       2003      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.245          2.950               --
                                                       2007      2.566          3.245           23,074
                                                       2006      2.039          2.566           30,482
                                                       2005      1.629          2.039           32,726
                                                       2004      1.330          1.629               --
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.074          1.215          248,667
                                                       2007      1.829          2.074          321,873
                                                       2006      1.534          1.829          310,295
                                                       2005      1.417          1.534            8,460
                                                       2004      1.217          1.417               --
                                                       2003      1.000          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446          200,793
                                                       2004      1.187          1.353               --
                                                       2003      1.000          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056           58,955
                                                       2004      0.990          1.061               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.720          1.199               --
                                                       2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.699          0.935           13,760
                                                       2007      1.421          1.699               12
                                                       2006      1.342          1.421               14
                                                       2005      1.225          1.342               18
                                                       2004      1.240          1.225               --
                                                       2003      1.000          1.240               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.520          1.431               --
                                                       2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.000          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.000          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.440          0.843           32,485
                                                       2007      1.496          1.440           29,824

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.448          1.005           13,769
                                                       2007      1.401          1.448           14,358

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.455          0.893           56,471
                                                       2007      1.412          1.455           57,013
                                                       2006      1.249          1.412           58,054
                                                       2005      1.220          1.249           25,209
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.485          0.925           26,190
                                                       2007      1.553          1.485          156,406

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.532          0.969               --
                                                       2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.000          1.140               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.278          0.787               --
                                                       2007      1.278          1.278               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.781          1.037           19,853
                                                       2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.000          1.278               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.234          0.906               --
                                                       2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.945          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.015          0.786           27,805
                                                       2007      1.020          1.015           29,122
                                                       2006      0.997          1.020           30,247
                                                       2005      0.992          0.997           31,427
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.000          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459           30,238
                                                       2005      1.239          1.338           39,238
                                                       2004      1.156          1.239               --
                                                       2003      1.000          1.156               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351            2,448
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      0.996          1.129               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493          107,711
                                                       2005      1.278          1.296           97,856
                                                       2004      1.155          1.278               --
                                                       2003      0.996          1.155               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664          156,771
                                                       2005      1.420          1.509          156,098
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081            9,086
                                                       2004      0.981          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.628          1.568               --
                                                       2007      1.563          1.628           36,339
                                                       2006      1.643          1.563            7,328

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.274          0.949          143,320
                                                       2007      1.262          1.274          158,396
                                                       2006      1.199          1.262           87,690

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528            7,905

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.597          0.984               --
                                                       2007      1.588          1.597            5,731

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.020          0.585          223,707
                                                       2007      1.218          1.020          200,890
                                                       2006      1.003          1.218          146,333

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.314          0.965            1,359
                                                       2007      1.351          1.314            1,549
                                                       2006      1.269          1.351            1,438

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.759          1.024           17,108
                                                       2007      1.806          1.759           16,311
                                                       2006      1.641          1.806            7,173

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.009          1.147          105,926
                                                       2007      1.568          2.009          106,959
                                                       2006      1.532          1.568           83,182

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.565          0.988           38,886

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.119          0.678          121,130
                                                       2007      1.265          1.119           45,145

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.228          0.902           35,712
                                                       2007      1.176          1.228           35,864
                                                       2006      1.114          1.176           36,255

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.305          1.046              138
                                                       2007      1.243          1.305              139
                                                       2006      1.188          1.243              140

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.099          0.688          285,750
                                                       2007      1.076          1.099          280,694
                                                       2006      1.001          1.076          103,968

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.058          0.636          260,534
                                                       2007      1.071          1.058          236,077
                                                       2006      0.964          1.071            8,430

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.489          0.839              172
                                                       2007      1.354          1.489              173
                                                       2006      1.373          1.354              174

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.379          0.831            6,216
                                                       2007      1.260          1.379            5,877
                                                       2006      1.271          1.260            6,236

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.955          1.352           46,665

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.107          1.193           20,278
                                                       2007      2.009          2.107              516

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.142          1.047          143,004
                                                       2007      1.080          1.142          182,484

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.505          0.993              165
                                                       2007      1.459          1.505              166
                                                       2006      1.359          1.459              167

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160           46,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.207          1.058          216,727
                                                       2007      1.152          1.207          248,507
                                                       2006      1.114          1.152          254,998

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.979          0.674          155,484
                                                       2007      1.027          0.979          172,747
                                                       2006      1.003          1.027           34,914

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.608          0.857           22,577
                                                       2007      1.360          1.608           23,002
                                                       2006      1.395          1.360           21,429

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.077          1.021              542
                                                       2007      1.031          1.077              546
                                                       2006      0.994          1.031               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.059          1.069          631,296
                                                       2007      1.026          1.059          490,084
                                                       2006      1.005          1.026          470,063

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.323          0.816              188

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.341          0.727               --
                                                       2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.394          0.835           51,273
                                                       2007      1.364          1.394           52,031
                                                       2006      1.331          1.364           52,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.074          0.628               --
                                                       2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.080          0.908               --
                                                       2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.079          0.831               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.079          0.756            1,224
                                                       2007      1.053          1.079           20,797
                                                       2006      1.002          1.053            1,149

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.079          0.688               --
                                                       2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.324          1.011          436,166
                                                       2007      1.295          1.324          494,208
                                                       2006      1.213          1.295          447,977

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.462          0.969           15,555
                                                       2007      1.383          1.462           21,310
                                                       2006      1.253          1.383           25,316

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.096          0.640          518,875
                                                       2007      1.050          1.096          481,473
                                                       2006      0.996          1.050          501,533

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.144          0.652            1,466
                                                       2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.206          0.791            9,714

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           74,529

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.094          1.073           49,796
                                                       2007      1.066          1.094           62,433
                                                       2006      1.032          1.066           59,794

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           17,086
                                                       2004      0.994          0.986               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.992          1.051               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055          145,049
                                                       2005      1.064          1.066          124,863
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.115          1.148          307,620
                                                       2007      1.044          1.115          414,144
                                                       2006      1.024          1.044          400,473
                                                       2005      1.018          1.024          324,409
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.000          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           69,851
                                                       2005      1.584          1.665           70,108
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290              343
                                                       2004      1.155          1.208               --
                                                       2003      1.000          1.155               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.000          1.084               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506            1,818
                                                       2004      1.192          1.364               --
                                                       2003      1.000          1.192               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268           25,967
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           82,442
                                                       2004      1.072          1.162               --
                                                       2003      1.000          1.072               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.000          1.137               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.000          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.000          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.065               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362            8,275
                                                       2004      1.087          1.237               --
                                                       2003      1.000          1.087               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          414,797
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.000          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      1.000          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.103               --
                                                       2005      1.000          1.049           29,525

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104          256,138
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.000          1.142               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.271               --
                                                       2005      1.000          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071           58,157
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.469          0.926          276,809
                                                       2007      1.531          1.469          263,811
                                                       2006      1.343          1.531          271,595
                                                       2005      1.314          1.343          274,762
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.408          0.787               --
                                                       2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.000          1.125               --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336                --
                                                       2005      1.216          1.370            35,399
                                                       2004      1.144          1.216            29,152
                                                       2003      1.000          1.144             8,021

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.185          1.321           204,145
                                                       2007      1.940          2.185           210,779
                                                       2006      1.641          1.940           146,647
                                                       2005      1.466          1.641           143,248
                                                       2004      1.317          1.466            79,986
                                                       2003      1.000          1.317            17,425

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.885          1.036           445,539
                                                       2007      1.710          1.885           514,401
                                                       2006      1.581          1.710           504,212
                                                       2005      1.387          1.581           564,517
                                                       2004      1.256          1.387           215,057
                                                       2003      1.000          1.256            35,466

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.643          1.002           513,201
                                                       2007      1.594          1.643           649,113
                                                       2006      1.410          1.594           707,159
                                                       2005      1.358          1.410           701,792
                                                       2004      1.254          1.358           324,187
                                                       2003      1.000          1.254            14,266

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.651          1.632                --
                                                       2005      1.423          1.651            73,672
                                                       2004      1.214          1.423             4,184
                                                       2003      1.000          1.214             1,690

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.710          2.225                --
                                                       2005      1.626          1.710           202,189
                                                       2004      1.261          1.626            56,614
                                                       2003      1.000          1.261            16,995

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.482          1.417                --
                                                       2007      1.410          1.482            12,234
                                                       2006      1.234          1.410            12,531
                                                       2005      1.205          1.234            18,074
                                                       2004      1.169          1.205            18,315
                                                       2003      1.000          1.169                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.291          1.218                --
                                                       2007      1.480          1.291            47,624
                                                       2006      1.454          1.480            46,062
                                                       2005      1.400          1.454            48,668
                                                       2004      1.282          1.400            29,320
                                                       2003      1.000          1.282             7,419

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.306          1.419                --
                                                       2005      1.208          1.306           270,024
                                                       2004      1.078          1.208            41,497
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452                --
                                                       2005      1.206          1.304           145,324
                                                       2004      1.072          1.206            34,501
                                                       2003      1.000          1.072                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      2.013          1.132           115,194
                                                       2007      1.749          2.013           111,923
                                                       2006      1.600          1.749           131,043
                                                       2005      1.398          1.600           186,067
                                                       2004      1.237          1.398            35,251
                                                       2003      1.000          1.237             8,116

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.627          0.937            19,824
                                                       2007      1.554          1.627            21,562
                                                       2006      1.392          1.554            21,537
                                                       2005      1.175          1.392            21,852
                                                       2004      1.183          1.175             5,370
                                                       2003      1.000          1.183                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.489          1.475           212,450
                                                       2007      2.199          2.489           223,211
                                                       2006      1.994          2.199           246,787
                                                       2005      1.722          1.994           270,650
                                                       2004      1.408          1.722            96,075
                                                       2003      1.000          1.408                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.444          1.677                --
                                                       2005      1.331          1.444           134,233
                                                       2004      1.204          1.331            50,118
                                                       2003      1.000          1.204            27,086

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.586          3.259                --
                                                       2007      2.838          3.586            89,946
                                                       2006      2.258          2.838           272,281
                                                       2005      1.806          2.258           158,764
                                                       2004      1.476          1.806            33,014
                                                       2003      1.000          1.476             8,132

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.104          1.335            49,584

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.611          1.925                --
                                                       2005      1.508          1.611           180,408
                                                       2004      1.325          1.508            62,083
                                                       2003      1.000          1.325            11,294

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077                --
                                                       2005      1.060          1.054           173,884
                                                       2004      0.990          1.060            71,082

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265                --
                                                       2005      1.160          1.226            35,762
                                                       2004      1.092          1.160            31,478
                                                       2003      1.000          1.092             4,105

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.830          1.274             5,292
                                                       2007      1.533          1.830             5,292
                                                       2006      1.469          1.533             5,292
                                                       2005      1.333          1.469             5,292
                                                       2004      1.189          1.333             5,292
                                                       2003      1.000          1.189             5,292

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.887          1.037            37,056
                                                       2007      1.580          1.887             8,316
                                                       2006      1.494          1.580            10,628
                                                       2005      1.365          1.494             9,055
                                                       2004      1.383          1.365             9,057
                                                       2003      1.000          1.383               579

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.650          1.553                --
                                                       2007      1.538          1.650            16,383
                                                       2006      1.329          1.538            17,432
                                                       2005      1.283          1.329            17,575
                                                       2004      1.251          1.283            17,362
                                                       2003      1.000          1.251            17,206

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531           146,489
                                                       2004      1.331          1.501            66,799
                                                       2003      1.000          1.331             9,320

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.576          0.922             9,165
                                                       2007      1.638          1.576             8,066

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.566          1.086             1,875
                                                       2007      1.515          1.566             6,361

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.556          0.954            18,184
                                                       2007      1.511          1.556            25,441
                                                       2006      1.338          1.511            23,258
                                                       2005      1.308          1.338            34,710
                                                       2004      1.209          1.308             7,900
                                                       2003      1.000          1.209             3,463

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.702          1.075            23,077
                                                       2007      1.670          1.702            23,090
                                                       2006      1.439          1.670            24,210
                                                       2005      1.377          1.439            24,228
                                                       2004      1.271          1.377            20,562
                                                       2003      1.000          1.271             5,296

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.403          0.863            23,159
                                                       2007      1.405          1.403            22,877

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.981          1.152            25,709
                                                       2007      1.835          1.981            26,140
                                                       2006      1.659          1.835            47,191
                                                       2005      1.611          1.659            74,741
                                                       2004      1.427          1.611            33,772
                                                       2003      1.000          1.427             9,538

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.229          0.902            26,007
                                                       2007      1.130          1.229            26,018
                                                       2006      1.069          1.130            26,028
                                                       2005      1.044          1.069            26,039
                                                       2004      0.945          1.044            17,765

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.010          0.781            50,518
                                                       2007      1.016          1.010            56,875
                                                       2006      0.995          1.016            56,262
                                                       2005      0.990          0.995            42,054
                                                       2004      0.998          0.990            17,041
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723                --
                                                       2006      1.419          1.644            30,087
                                                       2005      1.390          1.419            30,277
                                                       2004      1.308          1.390            33,630
                                                       2003      1.000          1.308             6,542

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.359          1.414                --
                                                       2006      1.329          1.359            39,283
                                                       2005      1.287          1.329            42,873
                                                       2004      1.305          1.287            37,436
                                                       2003      1.000          1.305            15,239

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.598          1.653                --
                                                       2006      1.467          1.598             9,643
                                                       2005      1.360          1.467            13,282
                                                       2004      1.271          1.360               912
                                                       2003      1.000          1.271                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.462          1.526                --
                                                       2006      1.326          1.462             6,372
                                                       2005      1.304          1.326             6,384
                                                       2004      1.226          1.304             6,396
                                                       2003      1.000          1.226             4,498

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598           225,945
                                                       2005      1.371          1.389           216,663
                                                       2004      1.240          1.371            61,472
                                                       2003      1.000          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787           391,998
                                                       2005      1.528          1.623           408,796
                                                       2004      1.255          1.528           115,122
                                                       2003      1.000          1.255             2,573

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112                --
                                                       2005      1.059          1.079            56,421
                                                       2004      0.981          1.059            49,466

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.763          1.698                --
                                                       2007      1.695          1.763           130,832
                                                       2006      1.783          1.695           139,842

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.310          0.975           291,458
                                                       2007      1.299          1.310           372,403
                                                       2006      1.235          1.299           200,119

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701                --
                                                       2006      1.537          1.624           346,226

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.696          1.043           134,254
                                                       2007      1.687          1.696           117,976

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.018          0.584           245,856
                                                       2007      1.218          1.018           249,935
                                                       2006      1.003          1.218           331,068

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.310          0.961                --
                                                       2007      1.348          1.310                --
                                                       2006      1.268          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.893          1.101           122,551
                                                       2007      1.946          1.893           116,121
                                                       2006      1.769          1.946            97,479

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.137          1.219            29,436
                                                       2007      1.670          2.137            31,724
                                                       2006      1.632          1.670            47,512

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.695          1.069           123,239

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.117          0.676           773,187
                                                       2007      1.263          1.117                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.224          0.898            92,628
                                                       2007      1.173          1.224            96,733
                                                       2006      1.112          1.173            94,524

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.365          1.093           138,936
                                                       2007      1.302          1.365           156,666
                                                       2006      1.245          1.302           101,091

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.097          0.686           557,303
                                                       2007      1.075          1.097           618,382
                                                       2006      1.001          1.075           308,607

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.056          0.634           433,837
                                                       2007      1.070          1.056           513,293
                                                       2006      0.964          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.570          0.884            45,161
                                                       2007      1.430          1.570            44,779
                                                       2006      1.451          1.430            51,879

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.375          0.828             8,855
                                                       2007      1.258          1.375            11,125
                                                       2006      1.270          1.258                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.264          1.492            85,170

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.289          1.294           351,642
                                                       2007      2.184          2.289            13,979

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.194          1.094           233,304
                                                       2007      1.130          1.194           219,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.580          1.041             6,162
                                                       2007      1.533          1.580            13,666
                                                       2006      1.429          1.533            13,890

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277                --
                                                       2006      1.102          1.158                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.202          1.053           116,533
                                                       2007      1.149          1.202           142,637
                                                       2006      1.112          1.149           151,320

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.977          0.673           347,795
                                                       2007      1.027          0.977           440,600
                                                       2006      1.003          1.027           375,519

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.762          0.938            55,250
                                                       2007      1.491          1.762            50,930
                                                       2006      1.531          1.491            50,822

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.096          1.038            69,083
                                                       2007      1.051          1.096            82,096
                                                       2006      1.013          1.051            48,424

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.412          0.870             3,925

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.404          0.760            76,623
                                                       2007      1.377          1.404            76,123
                                                       2006      1.361          1.377            78,767

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.494          0.894           203,824
                                                       2007      1.463          1.494           210,006
                                                       2006      1.429          1.463           239,210

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.072          0.626                --
                                                       2007      1.058          1.072                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.078          0.905                --
                                                       2007      1.041          1.078            14,445
                                                       2006      1.001          1.041             8,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.077          0.828             8,645
                                                       2007      1.047          1.077             8,685
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.077          0.754           405,349
                                                       2007      1.052          1.077           410,442
                                                       2006      1.002          1.052           323,255

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.077          0.686            46,279
                                                       2007      1.057          1.077            46,364
                                                       2006      1.002          1.057            46,438

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.396          1.064           738,016
                                                       2007      1.366          1.396           854,330
                                                       2006      1.280          1.366           826,721

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.456          0.964           140,119
                                                       2007      1.379          1.456           149,205
                                                       2006      1.251          1.379           150,001

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.094          0.638           349,133
                                                       2007      1.049          1.094           361,804
                                                       2006      0.996          1.049         1,272,556

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.142          0.650           398,832
                                                       2007      1.067          1.142            49,390
                                                       2006      0.998          1.067            48,934

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.200          0.787            93,582

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.077          1.142           192,615

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.090          1.068           290,305
                                                       2007      1.063          1.090           345,363
                                                       2006      1.030          1.063           345,799

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151                --
                                                       2005      1.051          1.090            87,788
                                                       2004      0.992          1.051            31,878

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125                --
                                                       2006      1.118          1.104           223,213
                                                       2005      1.116          1.118           228,182
                                                       2004      1.044          1.116            31,632
                                                       2003      1.000          1.044             5,380

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.137          1.169           491,882
                                                       2007      1.065          1.137           466,737
                                                       2006      1.046          1.065           501,044
                                                       2005      1.040          1.046           503,978
                                                       2004      1.011          1.040           259,516
                                                       2003      1.000          1.011            70,437

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.030          2.196                --
                                                       2006      1.620          2.030             8,259
                                                       2005      1.471          1.620             9,292
                                                       2004      1.291          1.471             9,410
                                                       2003      1.000          1.291             9,542

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.135          2.278                --
                                                       2006      1.855          2.135           131,765
                                                       2005      1.767          1.855           135,336
                                                       2004      1.427          1.767            44,244
                                                       2003      1.000          1.427             6,602

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.364          1.451                --
                                                       2005      1.278          1.364            60,357
                                                       2004      1.223          1.278            45,437
                                                       2003      1.000          1.223             5,147

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.169          1.245                --
                                                       2005      1.187          1.169           103,499
                                                       2004      1.138          1.187            95,843
                                                       2003      1.000          1.138            10,856

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.634          1.783                --
                                                       2005      1.482          1.634           136,409
                                                       2004      1.297          1.482            31,303
                                                       2003      1.000          1.297                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.362          1.429                --
                                                       2005      1.328          1.362           269,091
                                                       2004      1.232          1.328           154,674
                                                       2003      1.000          1.232            29,675

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.206          1.235                --
                                                       2005      1.198          1.206           184,510
                                                       2004      1.106          1.198           117,310
                                                       2003      1.000          1.106                --

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.399          1.448                --
                                                       2005      1.354          1.399            52,115
                                                       2004      1.248          1.354            42,711
                                                       2003      1.000          1.248             8,102

  Travelers Large Cap Subaccount (6/03)..............  2006      1.322          1.361                --
                                                       2005      1.240          1.322            18,281
                                                       2004      1.186          1.240            17,971
                                                       2003      1.000          1.186                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.000          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      1.000          1.065           277,545

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121                --
                                                       2005      1.000          1.076            41,561

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.045          1.064                --
                                                       2005      1.000          1.045                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537                --
                                                       2005      1.318          1.449           164,685
                                                       2004      1.159          1.318            67,661
                                                       2003      1.000          1.159             9,646

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531                --
                                                       2005      1.432          1.448            65,372
                                                       2004      1.279          1.432            11,941
                                                       2003      1.000          1.279            16,262

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.241          1.280                --
                                                       2005      1.229          1.241           769,703
                                                       2004      1.124          1.229           521,821
                                                       2003      1.000          1.124           179,188

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251                --
                                                       2005      1.109          1.158           305,624
                                                       2004      0.961          1.109           110,919

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.542          1.769                --
                                                       2005      1.435          1.542           104,848
                                                       2004      1.263          1.435            42,103
                                                       2003      1.000          1.263             5,268

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429                --
                                                       2005      1.296          1.348            19,121
                                                       2004      1.189          1.296            19,139
                                                       2003      1.000          1.189             3,919

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                --
                                                       2005      1.000          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.112                --
                                                       2005      1.083          1.102           141,342
                                                       2004      0.970          1.083            65,593

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.024          1.013                --
                                                       2005      1.027          1.024            85,318
                                                       2004      1.013          1.027            66,399
                                                       2003      1.000          1.013            16,070

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.327          1.384                --
                                                       2005      1.326          1.327            71,060
                                                       2004      1.226          1.326            56,996
                                                       2003      1.000          1.226            15,652

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.270                --
                                                       2005      1.000          1.105                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268                --
                                                       2005      1.000          1.106                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.030                --
                                                       2005      1.044          1.069           328,334
                                                       2004      0.979          1.044            56,872

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.616          1.018           146,461
                                                       2007      1.686          1.616           149,875
                                                       2006      1.481          1.686           183,954
                                                       2005      1.450          1.481           316,526
                                                       2004      1.258          1.450            46,055
                                                       2003      1.000          1.258            30,012

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.477          0.825             8,402
                                                       2007      1.338          1.477             8,417
                                                       2006      1.278          1.338             8,430
                                                       2005      1.207          1.278             8,446
                                                       2004      1.185          1.207             8,462
                                                       2003      1.000          1.185             5,277





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                 --
                                                       2005      1.215          1.368          1,446,650
                                                       2004      1.143          1.215          1,066,297
                                                       2003      1.000          1.143            401,054

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.180          1.317          5,404,627
                                                       2007      1.936          2.180          5,665,061
                                                       2006      1.639          1.936          5,578,621
                                                       2005      1.465          1.639          5,335,014
                                                       2004      1.316          1.465          3,767,523
                                                       2003      1.000          1.316            735,729

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.880          1.033         13,871,335
                                                       2007      1.707          1.880         15,423,879
                                                       2006      1.579          1.707         17,191,152
                                                       2005      1.385          1.579         17,962,097
                                                       2004      1.256          1.385         10,816,871
                                                       2003      1.000          1.256          1,249,178

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.639          0.999         12,953,306
                                                       2007      1.591          1.639         14,587,559
                                                       2006      1.408          1.591         16,216,918
                                                       2005      1.357          1.408         16,265,299
                                                       2004      1.253          1.357          9,524,728
                                                       2003      1.000          1.253          1,234,917

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                 --
                                                       2005      1.422          1.649          2,224,227
                                                       2004      1.213          1.422          1,017,661
                                                       2003      1.000          1.213             94,570

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.707          2.221                 --
                                                       2005      1.624          1.707          3,331,967
                                                       2004      1.261          1.624          2,338,420
                                                       2003      1.000          1.261            305,412

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.478          1.413                 --
                                                       2007      1.407          1.478          1,311,793
                                                       2006      1.232          1.407          1,362,149
                                                       2005      1.204          1.232          1,372,248
                                                       2004      1.168          1.204          1,199,792
                                                       2003      1.000          1.168            531,053

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.288          1.215                 --
                                                       2007      1.477          1.288          2,799,760
                                                       2006      1.451          1.477          3,048,205
                                                       2005      1.399          1.451          3,282,760
                                                       2004      1.281          1.399          2,382,036
                                                       2003      1.000          1.281            549,527

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.305          1.417                 --
                                                       2005      1.208          1.305          2,680,327
                                                       2004      1.078          1.208            709,540
                                                       2003      1.000          1.078                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                 --
                                                       2005      1.206          1.302          2,383,154
                                                       2004      1.071          1.206          1,036,837
                                                       2003      1.000          1.071                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      2.008          1.129          5,825,507
                                                       2007      1.746          2.008          6,462,397
                                                       2006      1.598          1.746          6,331,967
                                                       2005      1.396          1.598          5,954,325
                                                       2004      1.237          1.396          3,705,401
                                                       2003      1.000          1.237            284,794

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.623          0.934            332,581
                                                       2007      1.551          1.623            492,092
                                                       2006      1.390          1.551            538,482
                                                       2005      1.174          1.390            533,752
                                                       2004      1.182          1.174            324,735
                                                       2003      1.000          1.182            125,778

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.483          1.470          4,728,413
                                                       2007      2.195          2.483          5,530,751
                                                       2006      1.991          2.195          5,997,264
                                                       2005      1.720          1.991          5,952,503
                                                       2004      1.407          1.720          3,415,326
                                                       2003      1.000          1.407            220,091

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                 --
                                                       2005      1.330          1.442          2,847,614
                                                       2004      1.204          1.330          1,545,711
                                                       2003      1.000          1.204            247,508

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.577          3.251                 --
                                                       2007      2.833          3.577          2,398,451
                                                       2006      2.255          2.833          2,284,035
                                                       2005      1.804          2.255          2,302,402
                                                       2004      1.475          1.804          1,534,755
                                                       2003      1.000          1.475             69,733

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.104          1.334            268,751

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.608          1.921                 --
                                                       2005      1.506          1.608          3,527,801
                                                       2004      1.324          1.506          2,094,099
                                                       2003      1.000          1.324            279,063

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                 --
                                                       2005      1.060          1.053          1,912,567
                                                       2004      0.990          1.060            617,054

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                 --
                                                       2005      1.159          1.224            612,964
                                                       2004      1.092          1.159            688,730
                                                       2003      1.000          1.092            335,634

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.826          1.271            189,123
                                                       2007      1.530          1.826            208,854
                                                       2006      1.467          1.530            239,090
                                                       2005      1.332          1.467            238,123
                                                       2004      1.189          1.332            236,645
                                                       2003      1.000          1.189             68,188

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.882          1.034            449,483
                                                       2007      1.577          1.882            631,363
                                                       2006      1.492          1.577            529,080
                                                       2005      1.363          1.492            462,793
                                                       2004      1.382          1.363            392,646
                                                       2003      1.000          1.382             70,896

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.646          1.549                 --
                                                       2007      1.535          1.646            221,329
                                                       2006      1.327          1.535            205,531
                                                       2005      1.282          1.327            201,037
                                                       2004      1.250          1.282            150,292
                                                       2003      1.000          1.250             79,957

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                 --
                                                       2005      1.499          1.529          1,784,289
                                                       2004      1.331          1.499          1,300,138
                                                       2003      1.000          1.331            100,703

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.573          0.919          1,977,925
                                                       2007      1.635          1.573          2,331,348

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.562          1.083            643,680
                                                       2007      1.512          1.562          1,003,788

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.552          0.951          5,355,007
                                                       2007      1.508          1.552          5,682,514
                                                       2006      1.336          1.508          5,973,584
                                                       2005      1.307          1.336          6,322,261
                                                       2004      1.209          1.307          4,753,252
                                                       2003      1.000          1.209            899,310

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.698          1.072          1,117,359
                                                       2007      1.667          1.698          1,529,895
                                                       2006      1.437          1.667          1,560,295
                                                       2005      1.375          1.437          1,552,486
                                                       2004      1.271          1.375          1,273,512
                                                       2003      1.000          1.271            217,964

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.400          0.861          1,196,640
                                                       2007      1.402          1.400          1,360,637

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.976          1.149          1,489,595
                                                       2007      1.832          1.976          1,684,545
                                                       2006      1.656          1.832          1,826,602
                                                       2005      1.610          1.656          1,928,545
                                                       2004      1.426          1.610          1,412,236
                                                       2003      1.000          1.426            292,348

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.227          0.900            397,974
                                                       2007      1.128          1.227            399,251
                                                       2006      1.068          1.128            400,623
                                                       2005      1.043          1.068            379,131
                                                       2004      0.945          1.043            183,909

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.008          0.779          1,272,283
                                                       2007      1.015          1.008          1,473,388
                                                       2006      0.994          1.015          1,554,625
                                                       2005      0.990          0.994          1,581,560
                                                       2004      0.998          0.990            915,496
                                                       2003      1.000          0.998             82,755

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                 --
                                                       2006      1.417          1.641          1,628,476
                                                       2005      1.388          1.417          1,688,830
                                                       2004      1.307          1.388          1,425,396
                                                       2003      1.000          1.307            138,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                 --
                                                       2006      1.327          1.357          1,581,958
                                                       2005      1.286          1.327          1,689,735
                                                       2004      1.305          1.286          1,364,354
                                                       2003      1.000          1.305            140,010

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.595          1.650                 --
                                                       2006      1.465          1.595          2,707,987
                                                       2005      1.359          1.465          2,936,955
                                                       2004      1.270          1.359          1,895,003
                                                       2003      1.000          1.270            252,961

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.522                 --
                                                       2006      1.324          1.459          1,137,012
                                                       2005      1.302          1.324          1,156,361
                                                       2004      1.225          1.302            938,294
                                                       2003      1.000          1.225            206,699

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                 --
                                                       2006      1.387          1.595          4,657,947
                                                       2005      1.370          1.387          4,793,326
                                                       2004      1.240          1.370          2,734,465
                                                       2003      1.000          1.240            353,285

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.783          1.963                 --
                                                       2006      1.620          1.783          3,770,947
                                                       2005      1.527          1.620          4,041,401
                                                       2004      1.255          1.527          2,228,107
                                                       2003      1.000          1.255            293,437

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                 --
                                                       2005      1.058          1.078          1,510,320
                                                       2004      0.981          1.058            858,566

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.759          1.694                 --
                                                       2007      1.691          1.759          1,672,947
                                                       2006      1.780          1.691          1,718,135

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.307          0.972          2,792,118
                                                       2007      1.297          1.307          3,383,228
                                                       2006      1.233          1.297          1,935,626

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                 --
                                                       2006      1.534          1.621          1,544,296

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.692          1.040            860,409
                                                       2007      1.683          1.692          1,325,236

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.017          0.583          4,287,210
                                                       2007      1.217          1.017          4,995,194
                                                       2006      1.003          1.217          6,029,742

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.308          0.959            100,792
                                                       2007      1.347          1.308            285,082
                                                       2006      1.267          1.347            150,531

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.888          1.098          1,306,134
                                                       2007      1.942          1.888          1,634,966
                                                       2006      1.766          1.942          1,588,346

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.132          1.216          2,051,575
                                                       2007      1.667          2.132          2,267,900
                                                       2006      1.629          1.667          2,093,375

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.690          1.066          1,494,855

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.115          0.675          2,449,277
                                                       2007      1.261          1.115             67,930

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.221          0.896          1,116,444
                                                       2007      1.171          1.221          1,385,640
                                                       2006      1.111          1.171          1,520,164

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.361          1.089          1,641,058
                                                       2007      1.299          1.361          1,922,042
                                                       2006      1.243          1.299          2,091,458

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.096          0.685          9,498,604
                                                       2007      1.075          1.096         11,725,128
                                                       2006      1.001          1.075          6,087,214

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.055          0.633          5,205,051
                                                       2007      1.069          1.055          6,084,773
                                                       2006      0.964          1.069             61,141

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.567          0.881            750,142
                                                       2007      1.427          1.567            800,947
                                                       2006      1.448          1.427            830,559

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.373          0.827            198,255
                                                       2007      1.257          1.373            157,886
                                                       2006      1.270          1.257             42,053

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.255          1.488          2,192,390

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.283          1.291          2,530,223
                                                       2007      2.179          2.283            453,602

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.191          1.091          5,162,948
                                                       2007      1.128          1.191          4,671,910

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.576          1.038            233,163
                                                       2007      1.530          1.576            283,878
                                                       2006      1.427          1.530            389,417

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                 --
                                                       2006      1.102          1.157             57,486

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.200          1.051          2,901,707
                                                       2007      1.148          1.200          3,242,208
                                                       2006      1.111          1.148          3,104,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.976          0.672          9,652,340
                                                       2007      1.026          0.976         11,874,934
                                                       2006      1.003          1.026          6,517,395

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.758          0.935          1,534,941
                                                       2007      1.488          1.758          2,054,635
                                                       2006      1.528          1.488          2,057,753

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.093          1.035          3,449,828
                                                       2007      1.049          1.093          4,086,073
                                                       2006      1.012          1.049          2,358,263

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.408          0.867          1,135,699

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.401          0.758          1,549,305
                                                       2007      1.374          1.401          1,723,995
                                                       2006      1.359          1.374          1,875,574

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.491          0.892          3,210,429
                                                       2007      1.461          1.491          3,847,105
                                                       2006      1.427          1.461          4,054,232

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.071          0.626            141,029
                                                       2007      1.058          1.071            194,530
                                                       2006      1.002          1.058            166,522

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.077          0.904          1,040,428
                                                       2007      1.040          1.077            290,146
                                                       2006      1.001          1.040            762,906

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.076          0.827          1,629,351
                                                       2007      1.047          1.076            812,407
                                                       2006      1.002          1.047             32,113

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.076          0.753          2,317,839
                                                       2007      1.052          1.076          1,565,691
                                                       2006      1.002          1.052            840,847

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.076          0.685          2,173,056
                                                       2007      1.057          1.076          3,096,031
                                                       2006      1.002          1.057          2,655,143

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.392          1.061         13,733,676
                                                       2007      1.363          1.392         15,761,999
                                                       2006      1.278          1.363         16,894,540

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.454          0.962          1,397,559
                                                       2007      1.377          1.454          1,539,095
                                                       2006      1.249          1.377          1,237,756

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.093          0.637          7,461,465
                                                       2007      1.049          1.093          8,115,893
                                                       2006      0.996          1.049          9,427,535

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.141          0.649          2,452,097
                                                       2007      1.066          1.141          1,814,115
                                                       2006      0.998          1.066          2,050,674

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.197          0.785          3,817,198

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                 --
                                                       2006      1.076          1.140          1,792,617

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.088          1.065          2,583,722
                                                       2007      1.062          1.088          1,910,721
                                                       2006      1.029          1.062          1,768,963

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                 --
                                                       2005      1.050          1.089            880,928
                                                       2004      0.992          1.050            618,787

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                 --
                                                       2006      1.116          1.102          4,959,978
                                                       2005      1.115          1.116          4,931,112
                                                       2004      1.044          1.115          3,040,077
                                                       2003      1.000          1.044            449,303

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.134          1.165          8,691,827
                                                       2007      1.063          1.134         10,226,517
                                                       2006      1.044          1.063         10,625,611
                                                       2005      1.039          1.044         10,209,308
                                                       2004      1.010          1.039          6,234,606
                                                       2003      1.000          1.010          1,057,413

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                 --
                                                       2006      1.618          2.026            225,484
                                                       2005      1.470          1.618            217,756
                                                       2004      1.290          1.470            206,926
                                                       2003      1.000          1.290             76,986

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.131          2.273                 --
                                                       2006      1.853          2.131          3,307,357
                                                       2005      1.765          1.853          3,274,704
                                                       2004      1.426          1.765          1,896,275
                                                       2003      1.000          1.426            310,309

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.362          1.448                 --
                                                       2005      1.277          1.362            971,381
                                                       2004      1.223          1.277            913,452
                                                       2003      1.000          1.223            138,712

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                 --
                                                       2005      1.186          1.167          1,952,423
                                                       2004      1.138          1.186          1,835,280
                                                       2003      1.000          1.138            242,191

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.780                 --
                                                       2005      1.480          1.632          1,789,951
                                                       2004      1.296          1.480          1,437,094
                                                       2003      1.000          1.296            137,928

  Travelers Equity Income Subaccount (5/03)..........  2006      1.360          1.427                 --
                                                       2005      1.327          1.360          4,117,515
                                                       2004      1.232          1.327          2,851,638
                                                       2003      1.000          1.232            603,014

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.204          1.233                 --
                                                       2005      1.197          1.204          2,017,258
                                                       2004      1.106          1.197          1,488,625
                                                       2003      1.000          1.106            360,110

  Travelers Federated Stock Subaccount (6/03)........  2006      1.397          1.445                 --
                                                       2005      1.353          1.397            424,679
                                                       2004      1.248          1.353            245,975
                                                       2003      1.000          1.248             18,244

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                 --
                                                       2005      1.238          1.320          1,241,554
                                                       2004      1.186          1.238          1,065,686
                                                       2003      1.000          1.186            179,361

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                 --
                                                       2005      1.000          1.098             99,439

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                 --
                                                       2005      1.000          1.028                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                 --
                                                       2005      1.000          1.065            536,445

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                 --
                                                       2005      1.000          1.075          2,259,960

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.064                 --
                                                       2005      1.000          1.044              4,119

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                 --
                                                       2005      1.316          1.447          1,514,552
                                                       2004      1.158          1.316            489,481
                                                       2003      1.000          1.158             47,671

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                 --
                                                       2005      1.431          1.446          2,107,522
                                                       2004      1.279          1.431            861,813
                                                       2003      1.000          1.279            241,916

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                 --
                                                       2005      1.228          1.240         16,161,421
                                                       2004      1.123          1.228          8,714,058
                                                       2003      1.000          1.123          1,980,314

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                 --
                                                       2005      1.109          1.157          1,820,997
                                                       2004      0.961          1.109            578,109

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                 --
                                                       2005      1.433          1.540          1,286,909
                                                       2004      1.263          1.433            632,499
                                                       2003      1.000          1.263             54,621

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                 --
                                                       2005      1.295          1.346            380,063
                                                       2004      1.188          1.295            219,253
                                                       2003      1.000          1.188             52,389

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                 --
                                                       2005      1.000          1.048                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.111                 --
                                                       2005      1.083          1.101          3,015,849
                                                       2004      0.970          1.083          1,140,984

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.022          1.012                 --
                                                       2005      1.026          1.022          3,822,133
                                                       2004      1.013          1.026          3,303,244
                                                       2003      1.000          1.013            779,959

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                 --
                                                       2005      1.325          1.326            592,707
                                                       2004      1.225          1.325            590,087
                                                       2003      1.000          1.225            367,260

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.270                 --
                                                       2005      1.000          1.104             18,599

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                 --
                                                       2005      1.000          1.106             11,244

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.029                 --
                                                       2005      1.044          1.068          1,671,366
                                                       2004      0.979          1.044            649,181

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.612          1.015          3,284,045
                                                       2007      1.683          1.612          4,010,531
                                                       2006      1.479          1.683          4,148,414
                                                       2005      1.448          1.479          4,167,998
                                                       2004      1.258          1.448          2,379,217
                                                       2003      1.000          1.258            255,288

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.473          0.822             91,812
                                                       2007      1.336          1.473            108,843
                                                       2006      1.276          1.336            115,292
                                                       2005      1.206          1.276            124,682
                                                       2004      1.185          1.206            141,970
                                                       2003      1.000          1.185            120,742

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285               --
                                                       2005      1.172          1.319               --
                                                       2004      1.103          1.172               --
                                                       2003      1.000          1.103               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.996          1.205               --
                                                       2007      1.773          1.996               --
                                                       2006      1.502          1.773               --
                                                       2005      1.343          1.502               --
                                                       2004      1.207          1.343               --
                                                       2003      1.000          1.207               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.723          0.946               --
                                                       2007      1.565          1.723               --
                                                       2006      1.449          1.565               --
                                                       2005      1.272          1.449               --
                                                       2004      1.153          1.272               --
                                                       2003      1.000          1.153               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.502          0.915           99,739
                                                       2007      1.458          1.502           99,739
                                                       2006      1.291          1.458           99,950
                                                       2005      1.245          1.291           86,686
                                                       2004      1.151          1.245               --
                                                       2003      1.000          1.151               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.541          1.523               --
                                                       2005      1.330          1.541               --
                                                       2004      1.135          1.330               --
                                                       2003      1.000          1.135               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.643          2.136               --
                                                       2005      1.564          1.643               --
                                                       2004      1.214          1.564               --
                                                       2003      1.000          1.214               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.376          1.316               --
                                                       2007      1.311          1.376               --
                                                       2006      1.148          1.311               --
                                                       2005      1.122          1.148               --
                                                       2004      1.090          1.122               --
                                                       2003      1.000          1.090               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.192          1.124               --
                                                       2007      1.367          1.192               --
                                                       2006      1.344          1.367               --
                                                       2005      1.296          1.344               --
                                                       2004      1.187          1.296               --
                                                       2003      1.000          1.187               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.304          1.416               --
                                                       2005      1.207          1.304               --
                                                       2004      1.082          1.207               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448               --
                                                       2005      1.205          1.301               --
                                                       2004      1.123          1.205               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.884          1.058           87,394
                                                       2007      1.639          1.884           87,394
                                                       2006      1.501          1.639           87,584
                                                       2005      1.312          1.501           76,124
                                                       2004      1.163          1.312               --
                                                       2003      1.000          1.163               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.502          0.863               --
                                                       2007      1.436          1.502               --
                                                       2006      1.287          1.436               --
                                                       2005      1.088          1.287               --
                                                       2004      1.096          1.088               --
                                                       2003      1.017          1.096               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.234          1.322           73,455
                                                       2007      1.976          2.234           73,455
                                                       2006      1.793          1.976           73,612
                                                       2005      1.550          1.793           64,332
                                                       2004      1.269          1.550               --
                                                       2003      1.000          1.269               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.346          1.562               --
                                                       2005      1.242          1.346               --
                                                       2004      1.125          1.242               --
                                                       2003      1.000          1.125               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.216          2.922               --
                                                       2007      2.548          3.216               --
                                                       2006      2.029          2.548               --
                                                       2005      1.625          2.029               --
                                                       2004      1.329          1.625               --
                                                       2003      1.000          1.329               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.439          1.718               --
                                                       2005      1.348          1.439               --
                                                       2004      1.186          1.348               --
                                                       2003      1.000          1.186               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075               --
                                                       2005      1.060          1.053               --
                                                       2004      0.990          1.060               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216               --
                                                       2005      1.117          1.179               --
                                                       2004      1.052          1.117               --
                                                       2003      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.705          1.186               --
                                                       2007      1.429          1.705               --
                                                       2006      1.371          1.429               --
                                                       2005      1.245          1.371               --
                                                       2004      1.112          1.245               --
                                                       2003      1.000          1.112               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.684          0.925               --
                                                       2007      1.411          1.684               --
                                                       2006      1.335          1.411               --
                                                       2005      1.221          1.335               --
                                                       2004      1.239          1.221               --
                                                       2003      1.000          1.239               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.506          1.417               --
                                                       2007      1.405          1.506               --
                                                       2006      1.215          1.405               --
                                                       2005      1.174          1.215               --
                                                       2004      1.146          1.174               --
                                                       2003      1.000          1.146               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.412          1.579               --
                                                       2005      1.385          1.412               --
                                                       2004      1.230          1.385               --
                                                       2003      1.000          1.230               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.428          0.834               --
                                                       2007      1.484          1.428               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.435          0.994               --
                                                       2007      1.390          1.435               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.442          0.884               --
                                                       2007      1.402          1.442               --
                                                       2006      1.243          1.402               --
                                                       2005      1.216          1.243               --
                                                       2004      1.126          1.216               --
                                                       2003      1.000          1.126               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.518          0.958               --
                                                       2007      1.491          1.518               --
                                                       2006      1.286          1.491               --
                                                       2005      1.232          1.286               --
                                                       2004      1.138          1.232               --
                                                       2003      1.000          1.138               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.266          0.778               --
                                                       2007      1.268          1.266               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.765          1.026               --
                                                       2007      1.637          1.765               --
                                                       2006      1.481          1.637               --
                                                       2005      1.440          1.481               --
                                                       2004      1.276          1.440               --
                                                       2003      1.000          1.276               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.225          0.898               --
                                                       2007      1.127          1.225               --
                                                       2006      1.067          1.127               --
                                                       2005      1.043          1.067               --
                                                       2004      0.945          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555               --
                                                       2006      1.282          1.484               --
                                                       2005      1.257          1.282               --
                                                       2004      1.184          1.257               --
                                                       2003      1.000          1.184               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.228          1.277               --
                                                       2006      1.202          1.228               --
                                                       2005      1.165          1.202               --
                                                       2004      1.182          1.165               --
                                                       2003      1.000          1.182               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.449          1.498               --
                                                       2006      1.331          1.449               --
                                                       2005      1.235          1.331               --
                                                       2004      1.155          1.235               --
                                                       2003      1.000          1.155               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.341          1.399               --
                                                       2006      1.217          1.341               --
                                                       2005      1.198          1.217               --
                                                       2004      1.128          1.198               --
                                                       2003      0.996          1.128               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.482          1.538               --
                                                       2006      1.289          1.482               --
                                                       2005      1.274          1.289               --
                                                       2004      1.154          1.274               --
                                                       2003      0.996          1.154               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.652          1.818               --
                                                       2006      1.502          1.652           86,796
                                                       2005      1.415          1.502           75,080
                                                       2004      1.164          1.415               --
                                                       2003      1.000          1.164               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110               --
                                                       2005      1.058          1.077               --
                                                       2004      0.981          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.613          1.553               --
                                                       2007      1.552          1.613               --
                                                       2006      1.634          1.552               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.262          0.939               --
                                                       2007      1.253          1.262               --
                                                       2006      1.192          1.253               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589               --
                                                       2006      1.437          1.517               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.583          0.973               --
                                                       2007      1.575          1.583               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.307          0.958               --
                                                       2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.743          1.013               --
                                                       2007      1.793          1.743               --
                                                       2006      1.632          1.793               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.991          1.135               --
                                                       2007      1.557          1.991               --
                                                       2006      1.523          1.557               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.550          0.977               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.114          0.674               --
                                                       2007      1.260          1.114               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.219          0.894               --
                                                       2007      1.170          1.219               --
                                                       2006      1.110          1.170               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.293          1.034               --
                                                       2007      1.235          1.293               --
                                                       2006      1.181          1.235               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.095          0.684               --
                                                       2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.054          0.633          133,902
                                                       2007      1.069          1.054          133,902
                                                       2006      0.964          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.475          0.829               --
                                                       2007      1.345          1.475               --
                                                       2006      1.365          1.345               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.372          0.825               --
                                                       2007      1.256          1.372               --
                                                       2006      1.269          1.256               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.926          1.337               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.131          1.036               --
                                                       2007      1.071          1.131               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.491          0.982               --
                                                       2007      1.449          1.491               --
                                                       2006      1.351          1.449               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274               --
                                                       2006      1.101          1.156               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.198          1.048               --
                                                       2007      1.146          1.198               --
                                                       2006      1.110          1.146               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.975          0.671               --
                                                       2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.594          0.848               --
                                                       2007      1.351          1.594               --
                                                       2006      1.387          1.351               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.067          1.010               --
                                                       2007      1.024          1.067               --
                                                       2006      0.989          1.024               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.311          0.807               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.329          0.719               --
                                                       2007      1.305          1.329               --
                                                       2006      1.291          1.305               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.382          0.826               --
                                                       2007      1.354          1.382               --
                                                       2006      1.324          1.354               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.070          0.625               --
                                                       2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.076          0.752               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.075          0.684               --
                                                       2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.313          0.999               --
                                                       2007      1.285          1.313               --
                                                       2006      1.206          1.285               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.451          0.960               --
                                                       2007      1.376          1.451               --
                                                       2006      1.248          1.376               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.194          0.783               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181               --
                                                       2006      1.075          1.139               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.086          1.063               --
                                                       2007      1.061          1.086               --
                                                       2006      1.028          1.061               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148               --
                                                       2005      1.050          1.088               --
                                                       2004      0.991          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067               --
                                                       2006      1.061          1.047               --
                                                       2005      1.060          1.061               --
                                                       2004      0.993          1.060               --
                                                       2003      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.105          1.135               --
                                                       2007      1.037          1.105               --
                                                       2006      1.019          1.037               --
                                                       2005      1.014          1.019               --
                                                       2004      0.987          1.014               --
                                                       2003      1.000          0.987               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.854          2.004               --
                                                       2006      1.480          1.854               --
                                                       2005      1.346          1.480               --
                                                       2004      1.182          1.346               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.905          2.032               --
                                                       2006      1.657          1.905               --
                                                       2005      1.579          1.657               --
                                                       2004      1.276          1.579               --
                                                       2003      1.000          1.276               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.284          1.365               --
                                                       2005      1.204          1.284               --
                                                       2004      1.154          1.204               --
                                                       2003      1.000          1.154               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.110          1.181               --
                                                       2005      1.128          1.110               --
                                                       2004      1.083          1.128               --
                                                       2003      1.000          1.083               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.498          1.634               --
                                                       2005      1.359          1.498               --
                                                       2004      1.191          1.359               --
                                                       2003      1.000          1.191               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.262          1.324               --
                                                       2005      1.232          1.262               --
                                                       2004      1.144          1.232               --
                                                       2003      1.000          1.144               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.164          1.192               --
                                                       2005      1.158          1.164               --
                                                       2004      1.070          1.158               --
                                                       2003      1.000          1.070               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.314               --
                                                       2005      1.231          1.271               --
                                                       2004      1.136          1.231               --
                                                       2003      1.000          1.136               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.254          1.291               --
                                                       2005      1.177          1.254               --
                                                       2004      1.127          1.177               --
                                                       2003      1.000          1.127               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165               --
                                                       2005      1.000          1.097               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101               --
                                                       2005      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063               --
                                                       2005      1.000          1.044               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437               --
                                                       2005      1.233          1.355               --
                                                       2004      1.086          1.233               --
                                                       2003      1.000          1.086               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387               --
                                                       2005      1.299          1.313               --
                                                       2004      1.162          1.299               --
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.170          1.206               --
                                                       2005      1.159          1.170               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248               --
                                                       2005      1.108          1.157               --
                                                       2004      0.961          1.108               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.423          1.632               --
                                                       2005      1.325          1.423               --
                                                       2004      1.168          1.325               --
                                                       2003      1.000          1.168               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351               --
                                                       2005      1.227          1.275               --
                                                       2004      1.127          1.227               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.101               --
                                                       2005      1.000          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.110               --
                                                       2005      1.082          1.100               --
                                                       2004      0.970          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.999          0.989               --
                                                       2005      1.003          0.999               --
                                                       2004      0.991          1.003               --
                                                       2003      1.000          0.991               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.233          1.285               --
                                                       2005      1.233          1.233               --
                                                       2004      1.141          1.233               --
                                                       2003      1.000          1.141               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269               --
                                                       2005      1.000          1.104               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.028               --
                                                       2005      1.044          1.067               --
                                                       2004      0.979          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.455          0.916           96,889
                                                       2007      1.520          1.455           96,889
                                                       2006      1.337          1.520           97,093
                                                       2005      1.310          1.337           84,129
                                                       2004      1.138          1.310               --
                                                       2003      1.000          1.138               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.395          0.779               --
                                                       2007      1.266          1.395               --
                                                       2006      1.209          1.266               --
                                                       2005      1.144          1.209               --
                                                       2004      1.124          1.144               --
                                                       2003      1.000          1.124               --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193            22,094
                                                       2004      1.000          1.060             1,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.654          0.998         3,868,364
                                                       2007      1.470          1.654         3,869,749
                                                       2006      1.246          1.470         3,422,804
                                                       2005      1.115          1.246         2,447,434
                                                       2004      1.000          1.115           102,699

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.471          0.808         7,628,848
                                                       2007      1.337          1.471         7,630,777
                                                       2006      1.238          1.337         8,366,738
                                                       2005      1.088          1.238         6,930,184
                                                       2004      1.000          1.088           326,545

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.285          0.782         7,121,717
                                                       2007      1.248          1.285         7,674,099
                                                       2006      1.106          1.248         7,687,562
                                                       2005      1.067          1.106         6,619,910
                                                       2004      1.000          1.067           438,687

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356         1,176,891
                                                       2004      1.000          1.171            72,539

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354         1,488,230
                                                       2004      1.000          1.290           252,024

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.199                --
                                                       2007      1.195          1.254           285,423
                                                       2006      1.047          1.195           282,970
                                                       2005      1.024          1.047           269,573
                                                       2004      1.000          1.024            11,289

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.006          0.948                --
                                                       2007      1.154          1.006         1,549,790
                                                       2006      1.136          1.154         1,471,395
                                                       2005      1.095          1.136         1,012,264
                                                       2004      1.000          1.095           103,653

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           901,142
                                                       2004      1.000          1.119            27,184

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           917,926
                                                       2004      1.000          1.121            31,903

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.590          0.893         3,310,029
                                                       2007      1.384          1.590         3,428,176
                                                       2006      1.267          1.384         3,362,207
                                                       2005      1.109          1.267         2,591,826
                                                       2004      1.000          1.109           178,970

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.436          0.825             6,152
                                                       2007      1.373          1.436            12,484
                                                       2006      1.232          1.373            12,409
                                                       2005      1.042          1.232            12,878
                                                       2004      1.000          1.042             6,188

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      1.768          1.046         3,738,049
                                                       2007      1.565          1.768         4,025,869
                                                       2006      1.421          1.565         4,371,181
                                                       2005      1.229          1.421         3,449,474
                                                       2004      1.000          1.229           269,552

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194         1,431,952
                                                       2004      1.000          1.102            25,433

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.498          2.269                --
                                                       2007      1.980          2.498         1,308,808
                                                       2006      1.578          1.980         1,256,355
                                                       2005      1.264          1.578         1,089,482
                                                       2004      1.000          1.264            34,135

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196         1,763,327
                                                       2004      1.000          1.121           118,493

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070         1,679,828
                                                       2004      1.007          1.078           174,953

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.422          0.989                --
                                                       2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.451          0.797           180,214
                                                       2007      1.217          1.451           164,752
                                                       2006      1.152          1.217            78,955
                                                       2005      1.054          1.152            86,738
                                                       2004      1.000          1.054            10,943

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.394          1.311                --
                                                       2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           665,019
                                                       2004      1.000          1.128            51,497

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.218          0.711         1,353,443
                                                       2007      1.267          1.218         1,377,455

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.276          0.884            82,844
                                                       2007      1.236          1.276            92,312

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.269          0.777         1,662,680
                                                       2007      1.234          1.269         1,701,241
                                                       2006      1.094          1.234         1,787,149
                                                       2005      1.072          1.094         1,778,795
                                                       2004      1.000          1.072           310,379

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.331          0.839           468,753
                                                       2007      1.308          1.331           549,385
                                                       2006      1.129          1.308           531,050
                                                       2005      1.081          1.129           252,372
                                                       2004      1.000          1.081            37,417

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.077          0.662           268,783
                                                       2007      1.079          1.077           267,544

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.429          0.830           686,747
                                                       2007      1.326          1.429           675,600
                                                       2006      1.200          1.326           698,488
                                                       2005      1.168          1.200           648,799
                                                       2004      1.000          1.168           119,827

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.263          0.925            95,379
                                                       2007      1.162          1.263           102,530
                                                       2006      1.102          1.162           101,380
                                                       2005      1.077          1.102            68,550
                                                       2004      1.000          1.077            11,365

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.015          0.784           471,941
                                                       2007      1.022          1.015           559,477
                                                       2006      1.002          1.022           629,039
                                                       2005      0.999          1.002           584,191
                                                       2004      1.000          0.999            55,228

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           609,853
                                                       2005      1.059          1.079           552,573
                                                       2004      1.000          1.059            81,667

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045           334,491
                                                       2005      0.992          1.023           302,703
                                                       2004      1.000          0.992            97,956

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237         1,696,269
                                                       2005      1.056          1.137         1,652,019
                                                       2004      1.000          1.056           158,847

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193           134,641
                                                       2005      1.067          1.083           127,168
                                                       2004      1.000          1.067            34,220

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280         2,895,639
                                                       2005      1.101          1.114         2,465,777
                                                       2004      1.000          1.101            59,185

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355         1,638,645
                                                       2005      1.162          1.233         1,646,916
                                                       2004      1.000          1.162            31,511

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           457,636
                                                       2004      1.000          1.073            82,439

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.328          1.278                --
                                                       2007      1.278          1.328           398,377
                                                       2006      1.346          1.278           374,224

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.175          0.874         2,008,039
                                                       2007      1.168          1.175         2,578,175
                                                       2006      1.111          1.168           597,716

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           921,759

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.443          0.886           788,207
                                                       2007      1.436          1.443           930,515

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.015          0.581         2,226,372
                                                       2007      1.216          1.015         2,315,406
                                                       2006      1.003          1.216         2,602,053

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.305          0.956            20,778
                                                       2007      1.345          1.305            21,288
                                                       2006      1.266          1.345            30,034

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.506          0.875           649,249
                                                       2007      1.551          1.506           655,318
                                                       2006      1.411          1.551           658,036

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.751          0.997         1,170,190
                                                       2007      1.370          1.751         1,153,308
                                                       2006      1.340          1.370         1,349,965

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.276          0.804           330,311

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.112          0.672           476,038
                                                       2007      1.259          1.112           158,062

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.235          0.905           819,159
                                                       2007      1.186          1.235           808,668
                                                       2006      1.125          1.186           553,746

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.195          0.955           445,126
                                                       2007      1.142          1.195           448,164
                                                       2006      1.093          1.142           389,792

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.094          0.683         6,465,586
                                                       2007      1.074          1.094         7,175,494
                                                       2006      1.001          1.074         4,279,681

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.053          0.632         1,974,778
                                                       2007      1.069          1.053         2,083,924
                                                       2006      0.964          1.069            37,558

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.292          0.726           460,310
                                                       2007      1.178          1.292           442,177
                                                       2006      1.197          1.178           427,187

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.370          0.824            75,328
                                                       2007      1.255          1.370            77,035
                                                       2006      1.269          1.255            22,821

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.272          1.038         1,297,575

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.798          1.015           818,702
                                                       2007      1.717          1.798            63,623

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.139          1.042         1,601,290
                                                       2007      1.079          1.139         1,975,883

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.328          0.874           196,929
                                                       2007      1.291          1.328           205,133
                                                       2006      1.205          1.291           203,966

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155           141,109

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.222          1.068         2,537,774
                                                       2007      1.170          1.222         2,870,206
                                                       2006      1.133          1.170         3,032,011

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.974          0.670         4,024,446
                                                       2007      1.026          0.974         5,073,874
                                                       2006      1.003          1.026         2,539,054

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.317          0.700           440,572
                                                       2007      1.116          1.317           400,200
                                                       2006      1.147          1.116           472,077

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.098          1.039         1,310,534
                                                       2007      1.054          1.098         1,803,466
                                                       2006      1.018          1.054         1,254,251

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.194          0.735           307,581

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.184          0.640         1,494,816
                                                       2007      1.163          1.184         1,531,523
                                                       2006      1.151          1.163         1,588,244

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.236          0.739         1,065,755
                                                       2007      1.212          1.236         1,175,885
                                                       2006      1.185          1.212         1,127,351

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.069          0.624           399,913
                                                       2007      1.057          1.069           519,603
                                                       2006      1.002          1.057           706,237

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.075          0.902         1,776,602
                                                       2007      1.040          1.075         1,619,797
                                                       2006      1.001          1.040         1,629,306

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.074          0.825         1,248,009
                                                       2007      1.046          1.074         1,473,563
                                                       2006      1.002          1.046         1,126,245

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.075          0.751         4,268,478
                                                       2007      1.051          1.075         4,727,370
                                                       2006      1.002          1.051         4,608,518

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.074          0.683         1,984,349
                                                       2007      1.056          1.074         3,042,363
                                                       2006      1.002          1.056         2,661,428

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.241          0.945         4,744,697
                                                       2007      1.216          1.241         5,727,520
                                                       2006      1.141          1.216         5,376,250

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.475          0.975         1,490,573
                                                       2007      1.399          1.475         1,525,869
                                                       2006      1.270          1.399         1,344,846

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.091          0.635         3,261,405
                                                       2007      1.048          1.091         3,475,687
                                                       2006      0.996          1.048         3,543,586

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.139          0.647            88,269
                                                       2007      1.066          1.139           101,732
                                                       2006      0.998          1.066            26,363

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.050          0.688         1,522,492

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157         1,967,121

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.117          1.092         1,362,887
                                                       2007      1.091          1.117         1,626,772
                                                       2006      1.057          1.091         1,694,959

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103         1,603,777
                                                       2004      1.000          1.064           437,585

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055         1,899,386
                                                       2005      1.069          1.069         1,591,187
                                                       2004      1.000          1.069           192,626

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.138          1.168         4,181,671
                                                       2007      1.068          1.138         5,335,536
                                                       2006      1.050          1.068         5,477,660
                                                       2005      1.046          1.050         4,662,090
                                                       2004      1.000          1.046           670,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440         2,066,452
                                                       2005      1.195          1.253         1,902,274
                                                       2004      1.000          1.195           111,744

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125           409,708
                                                       2004      1.000          1.056            42,426

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027           209,373
                                                       2004      1.000          1.044             8,712

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234           279,051
                                                       2004      1.000          1.121            63,337

  Travelers Equity Income Subaccount (5/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130         1,007,488
                                                       2004      1.000          1.104           109,314

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           598,612
                                                       2004      1.000          1.080            68,480

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.153                --
                                                       2005      1.081          1.116             3,957
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.118          1.151                --
                                                       2005      1.050          1.118         1,418,767
                                                       2004      1.000          1.050           128,216

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.000          1.097           489,349

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           955,740

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064         3,453,005

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074         1,815,494

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063                --
                                                       2005      1.000          1.044           312,401

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           735,211
                                                       2004      1.000          1.126            10,467

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086           488,365
                                                       2004      1.000          1.075           125,343

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         4,467,136
                                                       2004      1.000          1.097           170,830

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177         1,369,480
                                                       2004      1.000          1.128           140,941

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231           329,605
                                                       2004      1.000          1.147            56,547

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           230,822
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.101                --
                                                       2005      1.000          1.047           110,831

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         2,170,620
                                                       2004      1.000          1.106            35,566

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029         1,124,066
                                                       2004      1.000          1.033           439,326

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099           119,498
                                                       2004      1.000          1.100             4,346

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269                --
                                                       2005      1.000          1.104            18,713

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105             6,935

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098         1,533,044
                                                       2004      1.000          1.074           100,757

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.257          0.791         2,287,184
                                                       2007      1.314          1.257         2,515,110
                                                       2006      1.156          1.314         2,548,452
                                                       2005      1.133          1.156         2,545,186
                                                       2004      1.000          1.133           100,005

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.266          0.706                --
                                                       2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363           343,834
                                                       2004      1.142          1.212           349,162
                                                       2003      1.000          1.142            58,742

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.165          1.306         2,246,236
                                                       2007      1.925          2.165         2,321,629
                                                       2006      1.633          1.925         2,424,248
                                                       2005      1.461          1.633         2,421,457
                                                       2004      1.315          1.461         1,719,677
                                                       2003      1.000          1.315            98,325

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.867          1.024         7,718,571
                                                       2007      1.697          1.867         8,017,365
                                                       2006      1.573          1.697         8,919,985
                                                       2005      1.382          1.573         8,936,004
                                                       2004      1.255          1.382         5,386,219
                                                       2003      1.000          1.255           498,941

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.627          0.990         8,468,501
                                                       2007      1.582          1.627         9,041,374
                                                       2006      1.403          1.582         9,635,934
                                                       2005      1.353          1.403         9,693,323
                                                       2004      1.252          1.353         5,165,721
                                                       2003      1.000          1.252           561,577

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           741,870
                                                       2004      1.212          1.419           307,989
                                                       2003      1.000          1.212            80,503

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701         2,087,208
                                                       2004      1.260          1.621         1,052,167
                                                       2003      1.000          1.260           120,095

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.468          1.403                --
                                                       2007      1.400          1.468           310,671
                                                       2006      1.227          1.400           339,545
                                                       2005      1.201          1.227           322,564
                                                       2004      1.167          1.201           279,194
                                                       2003      1.000          1.167            73,771

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.279          1.206                --
                                                       2007      1.469          1.279         1,710,107
                                                       2006      1.446          1.469         1,890,021
                                                       2005      1.395          1.446         2,001,004
                                                       2004      1.280          1.395         1,244,600
                                                       2003      1.000          1.280           166,225

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         2,614,343
                                                       2004      1.078          1.206         1,355,470
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298         1,534,424
                                                       2004      1.071          1.204           752,043
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.994          1.119         3,075,786
                                                       2007      1.736          1.994         3,515,653
                                                       2006      1.591          1.736         3,315,493
                                                       2005      1.393          1.591         3,246,857
                                                       2004      1.235          1.393         1,658,416
                                                       2003      1.000          1.235           322,504

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.612          0.926           134,916
                                                       2007      1.543          1.612           161,283
                                                       2006      1.384          1.543           195,010
                                                       2005      1.171          1.384           180,171
                                                       2004      1.181          1.171           128,822
                                                       2003      1.000          1.181            36,855

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.465          1.458         2,866,645
                                                       2007      2.183          2.465         3,059,518
                                                       2006      1.983          2.183         3,019,813
                                                       2005      1.716          1.983         3,083,672
                                                       2004      1.406          1.716         1,606,538
                                                       2003      1.000          1.406           117,973

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436         1,605,512
                                                       2004      1.203          1.327         1,107,519
                                                       2003      1.000          1.203           214,291

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.552          3.227                --
                                                       2007      2.817          3.552         1,164,679
                                                       2006      2.246          2.817         1,177,668
                                                       2005      1.800          2.246         1,082,179
                                                       2004      1.474          1.800           662,560
                                                       2003      1.000          1.474            21,549

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.104          1.333           160,582

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         2,824,330
                                                       2004      1.323          1.503         1,519,416
                                                       2003      1.000          1.323           131,611

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           807,731
                                                       2004      0.990          1.059           182,003

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219           183,354
                                                       2004      1.090          1.156           172,027
                                                       2003      1.000          1.090            61,401

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.813          1.260           164,954
                                                       2007      1.521          1.813           179,838
                                                       2006      1.461          1.521           221,719
                                                       2005      1.328          1.461           225,844
                                                       2004      1.188          1.328           253,919
                                                       2003      1.000          1.188            63,985

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.869          1.026           596,411
                                                       2007      1.569          1.869           601,276
                                                       2006      1.486          1.569           233,502
                                                       2005      1.360          1.486           223,695
                                                       2004      1.381          1.360           193,118
                                                       2003      1.000          1.381            47,837

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.635          1.538                --
                                                       2007      1.527          1.635           170,072
                                                       2006      1.322          1.527           169,546
                                                       2005      1.279          1.322           184,033
                                                       2004      1.249          1.279           199,306
                                                       2003      1.000          1.249           107,536

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           958,501
                                                       2004      1.330          1.496           590,570
                                                       2003      1.000          1.330            79,753

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.562          0.911           810,739
                                                       2007      1.625          1.562         1,175,628

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.551          1.074           427,872
                                                       2007      1.503          1.551           467,471

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.541          0.943         1,605,616
                                                       2007      1.500          1.541         2,056,807
                                                       2006      1.331          1.500         2,279,284
                                                       2005      1.304          1.331         2,386,302
                                                       2004      1.208          1.304         2,052,173
                                                       2003      1.000          1.208           309,180

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.686          1.063           180,595
                                                       2007      1.657          1.686           296,043
                                                       2006      1.431          1.657           305,865
                                                       2005      1.372          1.431           334,372
                                                       2004      1.269          1.372           301,312
                                                       2003      1.000          1.269            55,434

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.390          0.854           371,103
                                                       2007      1.393          1.390           449,572

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.962          1.139           680,976
                                                       2007      1.822          1.962           972,287
                                                       2006      1.650          1.822         1,083,714
                                                       2005      1.606          1.650         1,091,263
                                                       2004      1.425          1.606           764,608
                                                       2003      1.000          1.425            92,033

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.220          0.894           160,007
                                                       2007      1.124          1.220            60,495
                                                       2006      1.065          1.124            61,603
                                                       2005      1.042          1.065            69,952
                                                       2004      0.945          1.042            11,831

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.002          0.773           502,575
                                                       2007      1.010          1.002           606,203
                                                       2006      0.990          1.010           841,411
                                                       2005      0.988          0.990           910,340
                                                       2004      0.997          0.988           675,999
                                                       2003      1.000          0.997           234,838

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632         1,037,127
                                                       2005      1.385          1.411         1,072,017
                                                       2004      1.306          1.385           837,152
                                                       2003      1.000          1.306           131,911

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           524,198
                                                       2005      1.283          1.322           554,845
                                                       2004      1.303          1.283           498,159
                                                       2003      1.000          1.303           111,400

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587         1,326,883
                                                       2005      1.356          1.459         1,399,865
                                                       2004      1.269          1.356           877,342
                                                       2003      1.000          1.269            55,984

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           492,473
                                                       2005      1.299          1.319           501,683
                                                       2004      1.224          1.299           472,835
                                                       2003      1.000          1.224           145,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         3,589,692
                                                       2005      1.366          1.381         3,531,171
                                                       2004      1.239          1.366         1,425,542
                                                       2003      1.000          1.239           156,220

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         2,283,458
                                                       2005      1.523          1.614         2,309,497
                                                       2004      1.254          1.523         1,163,033
                                                       2003      1.000          1.254           114,315

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075         1,804,168
                                                       2004      0.981          1.057           543,062

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.747          1.681                --
                                                       2007      1.682          1.747           636,284
                                                       2006      1.773          1.682           647,573

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.298          0.964         1,360,095
                                                       2007      1.290          1.298         1,529,085
                                                       2006      1.228          1.290           902,734

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612         1,455,583

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.680          1.032         1,177,251
                                                       2007      1.674          1.680         1,244,354

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.014          0.581         2,770,893
                                                       2007      1.216          1.014         3,082,707
                                                       2006      1.003          1.216         3,740,248

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.303          0.954           111,049
                                                       2007      1.344          1.303           135,135
                                                       2006      1.265          1.344            99,304

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.875          1.088           791,738
                                                       2007      1.931          1.875           898,221
                                                       2006      1.759          1.931           852,137

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.117          1.205           760,251
                                                       2007      1.658          2.117           686,480
                                                       2006      1.622          1.658           769,123

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.678          1.057           501,327

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.111          0.671         3,150,125
                                                       2007      1.258          1.111            39,850

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.215          0.889         1,248,695
                                                       2007      1.167          1.215         1,430,548
                                                       2006      1.108          1.167         1,447,475

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.352          1.080         1,059,184
                                                       2007      1.292          1.352         1,032,931
                                                       2006      1.237          1.292         1,285,776

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.093          0.682         7,175,990
                                                       2007      1.074          1.093         8,122,047
                                                       2006      1.001          1.074         3,304,742

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.052          0.631         3,583,036
                                                       2007      1.068          1.052         3,588,846
                                                       2006      0.964          1.068             4,548

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.556          0.874           253,977
                                                       2007      1.420          1.556           361,931
                                                       2006      1.442          1.420           396,527

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.368          0.823            81,793
                                                       2007      1.254          1.368            56,259
                                                       2006      1.268          1.254            20,528

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.231          1.475         1,080,107

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.268          1.280         3,009,570
                                                       2007      2.166          2.268           353,484

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.183          1.082         2,291,751
                                                       2007      1.121          1.183         2,044,905

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.565          1.029           175,789
                                                       2007      1.522          1.565           190,834
                                                       2006      1.420          1.522           196,379

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154            36,564

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.194          1.043         1,740,511
                                                       2007      1.143          1.194         1,915,583
                                                       2006      1.107          1.143         2,260,023

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.974          0.669         5,169,643
                                                       2007      1.025          0.974         5,831,154
                                                       2006      1.003          1.025         3,672,398

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.745          0.927           735,572
                                                       2007      1.480          1.745           823,668
                                                       2006      1.522          1.480           901,647

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.085          1.026         1,400,323
                                                       2007      1.043          1.085         1,694,437
                                                       2006      1.007          1.043           856,478

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.397          0.860           322,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.391          0.752           624,771
                                                       2007      1.367          1.391           680,650
                                                       2006      1.353          1.367           798,415

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.480          0.884         1,463,110
                                                       2007      1.453          1.480         1,751,750
                                                       2006      1.421          1.453         1,848,662

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.623           275,521
                                                       2007      1.057          1.068           272,491
                                                       2006      1.002          1.057           171,061

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.074          0.900           331,472
                                                       2007      1.039          1.074           102,739
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.073          0.824           830,766
                                                       2007      1.046          1.073           480,220
                                                       2006      1.002          1.046           343,609

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.074          0.750         1,261,047
                                                       2007      1.051          1.074           908,903
                                                       2006      1.002          1.051           319,669

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.074          0.682            58,931
                                                       2007      1.056          1.074           208,019
                                                       2006      1.002          1.056           199,806

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.383          1.052         5,312,043
                                                       2007      1.356          1.383         5,889,838
                                                       2006      1.273          1.356         6,557,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.446          0.955           858,404
                                                       2007      1.372          1.446         1,074,580
                                                       2006      1.246          1.372           986,438

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.090          0.634         7,061,297
                                                       2007      1.047          1.090         7,520,103
                                                       2006      0.996          1.047         8,152,506

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.138          0.647         1,573,780
                                                       2007      1.065          1.138           533,717
                                                       2006      0.998          1.065           509,295

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.188          0.778         2,729,993

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           780,163

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.082          1.058           545,933
                                                       2007      1.058          1.082           726,358
                                                       2006      1.025          1.058           592,121

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086           639,076
                                                       2004      0.991          1.049            98,843

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096         1,916,081
                                                       2005      1.112          1.112         1,872,545
                                                       2004      1.043          1.112         1,097,395
                                                       2003      1.000          1.043           114,720

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.126          1.156         5,225,270
                                                       2007      1.057          1.126         5,652,971
                                                       2006      1.040          1.057         6,200,665
                                                       2005      1.037          1.040         6,118,643
                                                       2004      1.009          1.037         2,965,417
                                                       2003      1.000          1.009           569,789

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015           139,707
                                                       2005      1.466          1.611           139,933
                                                       2004      1.289          1.466            84,431
                                                       2003      1.000          1.289            31,346

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120         1,399,522
                                                       2005      1.761          1.846         1,386,078
                                                       2004      1.425          1.761           694,951
                                                       2003      1.000          1.425           108,237

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           396,876
                                                       2004      1.221          1.274           287,910
                                                       2003      1.000          1.221            77,447

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163         1,328,636
                                                       2004      1.137          1.183           932,494
                                                       2003      1.000          1.137           302,090

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           623,163
                                                       2004      1.295          1.477           388,638
                                                       2003      1.000          1.295            60,421

  Travelers Equity Income Subaccount (5/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354         1,928,237
                                                       2004      1.230          1.324           923,266
                                                       2003      1.000          1.230           197,581

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           941,389
                                                       2004      1.105          1.194           718,180
                                                       2003      1.000          1.105            66,612

  Travelers Federated Stock Subaccount (6/03)........  2006      1.392          1.439                --
                                                       2005      1.350          1.392           132,563
                                                       2004      1.247          1.350           151,090
                                                       2003      1.000          1.247            62,816

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           749,735
                                                       2004      1.184          1.235           396,440
                                                       2003      1.000          1.184            83,869

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.000          1.097           142,057

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064           279,777

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074           178,532

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062                --
                                                       2005      1.000          1.043           330,800

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441         1,501,989
                                                       2004      1.157          1.313           815,483
                                                       2003      1.000          1.157            13,986

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           937,530
                                                       2004      1.277          1.427           530,700
                                                       2003      1.000          1.277           122,339

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         6,276,279
                                                       2004      1.122          1.225         3,975,238
                                                       2003      1.000          1.122           617,665

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155         1,113,129
                                                       2004      0.961          1.107           405,745

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           733,727
                                                       2004      1.262          1.430           364,931
                                                       2003      1.000          1.262             4,015

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341           184,763
                                                       2004      1.187          1.292            84,086
                                                       2003      1.000          1.187            23,910

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100                --
                                                       2005      1.000          1.047            17,119

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098         2,110,523
                                                       2004      0.970          1.082           531,486

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018         1,839,772
                                                       2004      1.012          1.023         1,146,092
                                                       2003      1.000          1.012           322,078

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320           163,666
                                                       2004      1.224          1.321           161,756
                                                       2003      1.000          1.224            29,152

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.268                --
                                                       2005      1.000          1.103             3,875

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           645,959
                                                       2004      0.979          1.043           201,875

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.601          1.006         1,946,020
                                                       2007      1.674          1.601         2,089,455
                                                       2006      1.473          1.674         2,408,690
                                                       2005      1.445          1.473         2,551,418
                                                       2004      1.256          1.445         1,530,528
                                                       2003      1.000          1.256           247,290

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.463          0.815            10,812
                                                       2007      1.329          1.463            16,196
                                                       2006      1.271          1.329            30,556
                                                       2005      1.203          1.271            30,565
                                                       2004      1.183          1.203            31,217
                                                       2003      1.000          1.183            25,844

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.160          1.302           71,213
                                                       2007      1.922          2.160          105,741
                                                       2006      1.630          1.922           80,516
                                                       2005      1.460          1.630           67,290
                                                       2004      1.315          1.460           65,170
                                                       2003      1.000          1.315               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.863          1.021          294,324
                                                       2007      1.694          1.863          304,898
                                                       2006      1.570          1.694          335,800
                                                       2005      1.381          1.570          460,207
                                                       2004      1.254          1.381          341,625
                                                       2003      1.000          1.254           73,712

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.623          0.987          217,900
                                                       2007      1.579          1.623          231,541
                                                       2006      1.401          1.579          322,910
                                                       2005      1.352          1.401          346,186
                                                       2004      1.252          1.352          250,388
                                                       2003      1.000          1.252               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           61,779
                                                       2004      1.212          1.417            1,512
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          179,489
                                                       2004      1.259          1.619           73,707
                                                       2003      1.000          1.259               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.465          1.399               --
                                                       2007      1.397          1.465           16,711
                                                       2006      1.225          1.397           16,732
                                                       2005      1.199          1.225           16,755
                                                       2004      1.167          1.199           16,134
                                                       2003      1.000          1.167            6,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.276          1.203               --
                                                       2007      1.466          1.276           18,165
                                                       2006      1.444          1.466           18,181
                                                       2005      1.394          1.444           68,387
                                                       2004      1.279          1.394           31,099
                                                       2003      1.000          1.279           10,990

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           66,640
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297           15,868
                                                       2004      1.071          1.203            1,648
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.990          1.116           42,503
                                                       2007      1.733          1.990          109,129
                                                       2006      1.589          1.733           71,365
                                                       2005      1.392          1.589          143,776
                                                       2004      1.235          1.392           82,985
                                                       2003      1.000          1.235           65,788

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.608          0.923               --
                                                       2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.459          1.454           62,345
                                                       2007      2.179          2.459          119,781
                                                       2006      1.981          2.179          123,512
                                                       2005      1.715          1.981          119,742
                                                       2004      1.405          1.715           69,952
                                                       2003      1.000          1.405            5,056

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           44,188
                                                       2004      1.202          1.325           41,807
                                                       2003      1.000          1.202           33,779

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.544          3.218               --
                                                       2007      2.812          3.544           28,197
                                                       2006      2.243          2.812           12,016
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.104          1.333            3,495

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           57,664
                                                       2004      1.322          1.501           24,780
                                                       2003      1.000          1.322            5,260

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050          136,340
                                                       2004      0.989          1.059            4,280

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217            6,457
                                                       2004      1.090          1.155            6,465
                                                       2003      1.000          1.090            6,474

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.809          1.256               --
                                                       2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.865          1.023              706
                                                       2007      1.566          1.865           63,021
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.631          1.534               --
                                                       2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521           53,278
                                                       2004      1.329          1.494           45,418
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.558          0.909              368
                                                       2007      1.622          1.558              370

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.547          1.070            8,246
                                                       2007      1.500          1.547               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.537          0.940           66,052
                                                       2007      1.497          1.537           66,578
                                                       2006      1.329          1.497           66,610
                                                       2005      1.302          1.329           59,105
                                                       2004      1.207          1.302           50,491
                                                       2003      1.000          1.207               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.682          1.060           12,981
                                                       2007      1.654          1.682           12,991
                                                       2006      1.429          1.654           13,000
                                                       2005      1.371          1.429           13,010
                                                       2004      1.269          1.371           13,020
                                                       2003      1.000          1.269               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.387          0.851            8,524
                                                       2007      1.390          1.387            7,050

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.958          1.136               --
                                                       2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.218          0.892               --
                                                       2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.945          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.000          0.771               --
                                                       2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629            7,041
                                                       2005      1.384          1.409            7,041
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            7,123
                                                       2005      1.282          1.320            6,941
                                                       2004      1.303          1.282            7,172
                                                       2003      1.000          1.303            3,290

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583           41,638
                                                       2005      1.354          1.457           42,158
                                                       2004      1.268          1.354              378
                                                       2003      1.000          1.268               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583          108,690
                                                       2005      1.365          1.380          137,175
                                                       2004      1.238          1.365           65,061
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770          100,934
                                                       2005      1.521          1.612          109,351
                                                       2004      1.253          1.521           73,136
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.981          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.743          1.677               --
                                                       2007      1.679          1.743              827
                                                       2006      1.770          1.679              786

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.295          0.961          125,574
                                                       2007      1.287          1.295          129,869
                                                       2006      1.226          1.287          173,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609           14,624

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.676          1.029           12,353
                                                       2007      1.670          1.676           11,823

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.014          0.580           81,411
                                                       2007      1.216          1.014           87,240
                                                       2006      1.003          1.216          137,758

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.301          0.952               --
                                                       2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.871          1.085           14,505
                                                       2007      1.928          1.871           17,893
                                                       2006      1.756          1.928           45,238

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.112          1.202           60,602
                                                       2007      1.654          2.112           66,808
                                                       2006      1.620          1.654           63,907

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.673          1.054              830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.109          0.670          110,720
                                                       2007      1.257          1.109            3,095

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.213          0.887               --
                                                       2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.349          1.077           19,052
                                                       2007      1.290          1.349           20,498
                                                       2006      1.235          1.290           17,963

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.093          0.681           72,174
                                                       2007      1.074          1.093           72,094
                                                       2006      1.001          1.074            7,088

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.051          0.630          105,536
                                                       2007      1.068          1.051          102,462
                                                       2006      0.964          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.552          0.871           18,544
                                                       2007      1.417          1.552           18,558
                                                       2006      1.440          1.417           18,564

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.366          0.821               --
                                                       2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.223          1.471               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.262          1.276           29,520
                                                       2007      2.162          2.262           25,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.180          1.079           99,731
                                                       2007      1.119          1.180          117,393

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.561          1.026            8,241
                                                       2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.191          1.041           69,527
                                                       2007      1.142          1.191           69,013
                                                       2006      1.106          1.142           69,017

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.973          0.668          139,491
                                                       2007      1.025          0.973          139,672
                                                       2006      1.003          1.025          125,035

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.741          0.925            2,568
                                                       2007      1.478          1.741            2,584
                                                       2006      1.519          1.478            2,599

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.083          1.023           20,128
                                                       2007      1.041          1.083           22,971
                                                       2006      1.006          1.041           11,864

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.394          0.857           16,688

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.388          0.749            9,381
                                                       2007      1.364          1.388            9,392
                                                       2006      1.351          1.364            9,402

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.477          0.882           35,230
                                                       2007      1.450          1.477           43,749
                                                       2006      1.419          1.450           43,754

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.622               --
                                                       2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.073          0.899               --
                                                       2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.072          0.823               --
                                                       2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.073          0.749               --
                                                       2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.073          0.681               --
                                                       2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.379          1.049           39,367
                                                       2007      1.353          1.379           40,071
                                                       2006      1.271          1.353           39,980

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.443          0.953           61,966
                                                       2007      1.370          1.443           62,573
                                                       2006      1.244          1.370           62,901

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.089          0.634          169,256
                                                       2007      1.047          1.089          169,046
                                                       2006      0.996          1.047          169,798

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.137          0.646           14,189
                                                       2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.185          0.776           25,873

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134            4,259

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.080          1.055           36,576
                                                       2007      1.056          1.080           32,850
                                                       2006      1.024          1.056           32,850

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.991          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094          109,562
                                                       2005      1.111          1.110          247,896
                                                       2004      1.042          1.111          179,040
                                                       2003      1.000          1.042          156,113

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.123          1.152          243,442
                                                       2007      1.055          1.123          252,025
                                                       2006      1.039          1.055          254,812
                                                       2005      1.036          1.039          174,033
                                                       2004      1.009          1.036          135,135
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116           80,633
                                                       2005      1.759          1.843           84,475
                                                       2004      1.424          1.759           90,101
                                                       2003      1.000          1.424               --

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354           18,579
                                                       2004      1.221          1.273           18,594
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161           17,971
                                                       2004      1.136          1.182           17,979
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623              800
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           42,718
                                                       2004      1.230          1.323           41,759
                                                       2003      1.000          1.230           33,915

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198          141,714
                                                       2004      1.104          1.193           90,338
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313            1,048
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.000          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      1.000          1.063               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062               --
                                                       2005      1.000          1.043               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           67,553
                                                       2004      1.157          1.312           18,211
                                                       2003      1.000          1.157               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,616
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233          120,551
                                                       2004      1.122          1.224          106,714
                                                       2003      1.000          1.122           80,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154          111,542
                                                       2004      0.961          1.107               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           31,852
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.970          1.081               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           83,884
                                                       2004      1.011          1.022          115,684
                                                       2003      1.000          1.011           10,533

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318            8,228
                                                       2004      1.224          1.320            8,236
                                                       2003      1.000          1.224            8,236

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267               --
                                                       2005      1.000          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065          165,026
                                                       2004      0.979          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.597          1.003          127,630
                                                       2007      1.671          1.597          126,489
                                                       2006      1.471          1.671          157,891
                                                       2005      1.443          1.471          214,607
                                                       2004      1.256          1.443           81,080
                                                       2003      1.000          1.256           66,375

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.459          0.813               --
                                                       2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313             2,338
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.978          1.192         1,141,028
                                                       2007      1.761          1.978         1,150,538
                                                       2006      1.494          1.761         1,356,016
                                                       2005      1.339          1.494         1,020,543
                                                       2004      1.206          1.339            37,254
                                                       2003      1.000          1.206                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.708          0.936         4,043,683
                                                       2007      1.554          1.708         3,978,956
                                                       2006      1.441          1.554         4,265,814
                                                       2005      1.268          1.441         3,617,683
                                                       2004      1.152          1.268           150,607
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.488          0.905         3,719,738
                                                       2007      1.448          1.488         3,973,463
                                                       2006      1.285          1.448         4,274,112
                                                       2005      1.241          1.285         3,793,793
                                                       2004      1.149          1.241           165,767
                                                       2003      1.000          1.149                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           818,380
                                                       2004      1.134          1.326            65,584
                                                       2003      1.000          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           503,067
                                                       2004      1.213          1.559           104,263
                                                       2003      1.000          1.213                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.364          1.303                --
                                                       2007      1.302          1.364           314,653
                                                       2006      1.142          1.302           326,344
                                                       2005      1.119          1.142           240,724
                                                       2004      1.089          1.119            11,846
                                                       2003      1.000          1.089                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.181          1.113                --
                                                       2007      1.358          1.181           716,957
                                                       2006      1.337          1.358           707,287
                                                       2005      1.292          1.337           616,359
                                                       2004      1.186          1.292            50,940
                                                       2003      1.000          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298         1,885,381
                                                       2004      1.082          1.204            13,789

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           492,360
                                                       2004      1.123          1.202            33,250

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.867          1.047         1,583,569
                                                       2007      1.628          1.867         1,646,796
                                                       2006      1.493          1.628         1,766,849
                                                       2005      1.308          1.493         1,255,003
                                                       2004      1.161          1.308            18,589
                                                       2003      1.000          1.161                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.488          0.854             4,433
                                                       2007      1.426          1.488             4,011
                                                       2006      1.280          1.426             4,125
                                                       2005      1.085          1.280             4,126
                                                       2004      1.095          1.085                --
                                                       2003      1.017          1.095                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.213          1.308           980,802
                                                       2007      1.962          2.213           963,717
                                                       2006      1.784          1.962         1,093,420
                                                       2005      1.545          1.784           977,292
                                                       2004      1.267          1.545            77,689
                                                       2003      1.000          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339           505,524
                                                       2004      1.124          1.238             3,525
                                                       2003      1.000          1.124                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.187          2.894                --
                                                       2007      2.530          3.187           506,025
                                                       2006      2.019          2.530           655,796
                                                       2005      1.620          2.019           614,776
                                                       2004      1.328          1.620             6,918
                                                       2003      1.000          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.037          1.188         1,222,137
                                                       2007      1.804          2.037         1,379,337
                                                       2006      1.518          1.804         1,194,699
                                                       2005      1.409          1.518           976,249
                                                       2004      1.215          1.409            35,367
                                                       2003      1.000          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432         1,842,779
                                                       2004      1.184          1.344            84,054
                                                       2003      1.000          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           554,017
                                                       2004      0.989          1.058            87,615

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.690          1.173                --
                                                       2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.000          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.668          0.914           136,456
                                                       2007      1.402          1.668           127,557
                                                       2006      1.329          1.402           105,391
                                                       2005      1.217          1.329            94,478
                                                       2004      1.238          1.217             1,759
                                                       2003      1.000          1.238                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.493          1.403                --
                                                       2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.000          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           303,471
                                                       2004      1.228          1.380             1,848
                                                       2003      1.000          1.228                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.415          0.825           503,618
                                                       2007      1.473          1.415           595,221

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.422          0.983            73,109
                                                       2007      1.379          1.422            71,124

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.429          0.874           838,597
                                                       2007      1.393          1.429           848,805
                                                       2006      1.237          1.393           874,703
                                                       2005      1.213          1.237           702,497
                                                       2004      1.124          1.213            48,594
                                                       2003      1.000          1.124                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.459          0.905           244,917
                                                       2007      1.529          1.459           261,378

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.505          0.948           146,376
                                                       2007      1.481          1.505           148,189
                                                       2006      1.280          1.481           151,038
                                                       2005      1.228          1.280           132,437
                                                       2004      1.137          1.228            45,303
                                                       2003      1.000          1.137                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.255          0.770           212,178
                                                       2007      1.259          1.255           219,027

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.749          1.014           252,875
                                                       2007      1.626          1.749           261,933
                                                       2006      1.474          1.626           279,667
                                                       2005      1.436          1.474           264,336
                                                       2004      1.275          1.436            47,850
                                                       2003      1.000          1.275                --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.216          0.889            90,377
                                                       2007      1.121          1.216            90,634
                                                       2006      1.064          1.121            91,880
                                                       2005      1.042          1.064            78,032
                                                       2004      0.945          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.998          0.769           467,154
                                                       2007      1.006          0.998           513,791
                                                       2006      0.988          1.006           494,797
                                                       2005      0.987          0.988           513,247
                                                       2004      0.997          0.987            62,405
                                                       2003      0.998          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473           202,778
                                                       2005      1.253          1.275           197,652
                                                       2004      1.182          1.253            88,206
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219           249,371
                                                       2005      1.161          1.196           187,950
                                                       2004      1.181          1.161            57,722
                                                       2003      1.000          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439           611,608
                                                       2005      1.232          1.324           458,522
                                                       2004      1.154          1.232            77,889
                                                       2003      1.000          1.154                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            71,646
                                                       2005      1.195          1.211            51,085
                                                       2004      1.127          1.195            21,267
                                                       2003      0.996          1.127                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472         1,048,214
                                                       2005      1.270          1.283           862,943
                                                       2004      1.153          1.270             2,656
                                                       2003      0.996          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640         1,065,798
                                                       2005      1.411          1.494           955,093
                                                       2004      1.163          1.411            61,026
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073           769,875
                                                       2004      0.981          1.057                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.599          1.538                --
                                                       2007      1.541          1.599           104,866
                                                       2006      1.625          1.541           114,960

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.251          0.929           619,979
                                                       2007      1.244          1.251           818,690
                                                       2006      1.185          1.244           395,062

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           407,536

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.569          0.962           441,675
                                                       2007      1.563          1.569           412,214

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.013          0.579           954,582
                                                       2007      1.215          1.013           874,392
                                                       2006      1.003          1.215           890,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.300          0.951            56,727
                                                       2007      1.342          1.300            23,148
                                                       2006      1.264          1.342            18,011

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.727          1.002           361,162
                                                       2007      1.781          1.727           348,947
                                                       2006      1.623          1.781           346,712

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.973          1.122           922,485
                                                       2007      1.546          1.973           927,984
                                                       2006      1.514          1.546           986,471

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.535          0.967            93,830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.108          0.669           378,102
                                                       2007      1.255          1.108            17,040

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.210          0.885           465,448
                                                       2007      1.164          1.210           468,129
                                                       2006      1.105          1.164           485,658

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.281          1.023           146,992
                                                       2007      1.226          1.281           150,330
                                                       2006      1.175          1.226           171,989

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.092          0.681         2,720,214
                                                       2007      1.073          1.092         2,916,660
                                                       2006      1.001          1.073         1,529,139

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.051          0.629         1,360,483
                                                       2007      1.068          1.051         1,512,748
                                                       2006      0.964          1.068               147

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.462          0.820           131,271
                                                       2007      1.335          1.462           145,757
                                                       2006      1.357          1.335           158,802

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.365          0.820            70,163
                                                       2007      1.252          1.365            48,471
                                                       2006      1.267          1.252            55,001

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.898          1.322           448,281

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.069          1.166           586,996
                                                       2007      1.978          2.069            13,231

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.121          1.024         1,195,507
                                                       2007      1.063          1.121         1,338,887

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.478          0.971            26,870
                                                       2007      1.439          1.478            26,917
                                                       2006      1.344          1.439           144,548

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152            16,748

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.189          1.038           774,968
                                                       2007      1.140          1.189           988,568
                                                       2006      1.105          1.140         1,031,345

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.972          0.667         1,745,181
                                                       2007      1.025          0.972         1,890,953
                                                       2006      1.003          1.025         1,275,885

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.580          0.838           284,819
                                                       2007      1.341          1.580           223,289
                                                       2006      1.379          1.341           223,329

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.057          0.999           468,495
                                                       2007      1.017          1.057           614,197
                                                       2006      0.983          1.017           520,252

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.040          1.046         7,012,301
                                                       2007      1.012          1.040         4,380,223
                                                       2006      0.993          1.012         4,014,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.298          0.798           386,755

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.317          0.711           343,411
                                                       2007      1.296          1.317           276,408
                                                       2006      1.283          1.296           282,614

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.369          0.817           931,125
                                                       2007      1.345          1.369         1,020,680
                                                       2006      1.316          1.345         1,114,110

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.067          0.621           482,672
                                                       2007      1.056          1.067           526,314
                                                       2006      1.002          1.056           671,207

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.072          0.898           578,047
                                                       2007      1.038          1.072           152,633
                                                       2006      1.001          1.038           129,982

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.071          0.822           164,694
                                                       2007      1.045          1.071           420,572
                                                       2006      1.002          1.045                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.072          0.748         2,600,791
                                                       2007      1.050          1.072         3,361,865
                                                       2006      1.002          1.050         3,734,876

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.072          0.680         1,111,255
                                                       2007      1.055          1.072         1,477,379
                                                       2006      1.002          1.055         1,825,641

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.301          0.988         2,254,271
                                                       2007      1.276          1.301         2,419,094
                                                       2006      1.199          1.276         2,486,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.440          0.951           367,720
                                                       2007      1.368          1.440           361,463
                                                       2006      1.243          1.368           313,564

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.088          0.633         4,903,552
                                                       2007      1.047          1.088         5,301,266
                                                       2006      0.996          1.047         6,033,310

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.136          0.645           395,142
                                                       2007      1.064          1.136            34,696
                                                       2006      0.998          1.064             2,904

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.182          0.774         1,087,541

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           520,980

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.078          1.053           542,172
                                                       2007      1.055          1.078           357,273
                                                       2006      1.023          1.055           339,240

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987         1,262,740
                                                       2004      0.992          0.980           270,004
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085           338,931
                                                       2004      0.991          1.048           154,823

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040         1,321,802
                                                       2005      1.057          1.056         1,044,496
                                                       2004      0.992          1.057            58,531
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.095          1.123         2,693,404
                                                       2007      1.030          1.095         2,994,971
                                                       2006      1.014          1.030         2,720,847
                                                       2005      1.011          1.014         2,304,778
                                                       2004      0.986          1.011           276,700
                                                       2003      1.000          0.986                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           444,890
                                                       2005      1.574          1.648           506,529
                                                       2004      1.275          1.574            40,231
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277           115,767
                                                       2004      1.152          1.201                --
                                                       2003      1.000          1.152                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104           126,318
                                                       2004      1.082          1.125               243
                                                       2003      1.000          1.082                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491           108,989
                                                       2004      1.190          1.355            41,788
                                                       2003      1.000          1.190                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           815,787
                                                       2004      1.143          1.228           119,910
                                                       2003      1.000          1.143                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           410,952
                                                       2004      1.069          1.155            62,194
                                                       2003      1.000          1.069                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.264          1.307                --
                                                       2005      1.227          1.264            31,338
                                                       2004      1.135          1.227            29,646
                                                       2003      1.000          1.135                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.248          1.283                --
                                                       2005      1.174          1.248           266,425
                                                       2004      1.126          1.174            33,560
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.000          1.096           302,387

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.028                --
                                                       2005      1.000          1.027           125,442

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      1.000          1.063         3,314,757

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.000          1.073         1,521,475

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.061                --
                                                       2005      1.000          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           380,315
                                                       2004      1.085          1.230            48,763
                                                       2003      1.000          1.085                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306           204,003
                                                       2004      1.161          1.296            37,844
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164         1,772,220
                                                       2004      1.060          1.155            78,497
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           445,037
                                                       2004      0.961          1.107            43,523

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415           286,271
                                                       2004      1.167          1.321            16,678
                                                       2003      1.000          1.167                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269           139,578
                                                       2004      1.126          1.224                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.099                --
                                                       2005      1.000          1.047            52,789

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           735,828
                                                       2004      0.970          1.081                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994           585,730
                                                       2004      0.989          1.000           245,149
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            52,430
                                                       2004      1.140          1.229                --
                                                       2003      1.000          1.140                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267                --
                                                       2005      1.000          1.103            52,336

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104            11,783

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           371,791
                                                       2004      0.979          1.042            51,060

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.442          0.906           896,716
                                                       2007      1.510          1.442           869,067
                                                       2006      1.330          1.510         1,036,717
                                                       2005      1.306          1.330           916,581
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.383          0.770                --
                                                       2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.000          1.123                --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182               --
                                                       2005      1.084          1.217               --
                                                       2004      1.000          1.084               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.648          0.993               --
                                                       2007      1.468          1.648               --
                                                       2006      1.247          1.468               --
                                                       2005      1.118          1.247               --
                                                       2004      1.000          1.118               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.480          0.811            3,059
                                                       2007      1.348          1.480            3,070
                                                       2006      1.251          1.348            3,080
                                                       2005      1.101          1.251            3,091
                                                       2004      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.290          0.784           11,545
                                                       2007      1.256          1.290           11,014
                                                       2006      1.115          1.256           10,918
                                                       2005      1.077          1.115           11,085
                                                       2004      1.000          1.077            3,331

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.328               --
                                                       2005      1.163          1.345               --
                                                       2004      1.000          1.163               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.259          1.633               --
                                                       2005      1.202          1.259            3,614
                                                       2004      1.000          1.202              766

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.259          1.203               --
                                                       2007      1.202          1.259               --
                                                       2006      1.056          1.202               --
                                                       2005      1.034          1.056               --
                                                       2004      1.000          1.034               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.963          0.907               --
                                                       2007      1.108          0.963               --
                                                       2006      1.092          1.108               --
                                                       2005      1.055          1.092               --
                                                       2004      1.000          1.055               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.199          1.302               --
                                                       2005      1.113          1.199              895
                                                       2004      1.000          1.113               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314               --
                                                       2005      1.097          1.182               --
                                                       2004      1.000          1.097               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.608          0.901            6,928
                                                       2007      1.402          1.608            6,967
                                                       2006      1.287          1.402            7,582
                                                       2005      1.128          1.287            7,465
                                                       2004      1.000          1.128            2,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.414          0.811               --
                                                       2007      1.355          1.414               --
                                                       2006      1.217          1.355               --
                                                       2005      1.032          1.217               --
                                                       2004      1.000          1.032               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      1.715          1.012               --
                                                       2007      1.521          1.715              736
                                                       2006      1.384          1.521              805
                                                       2005      1.199          1.384              807
                                                       2004      1.000          1.199               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.175          1.361               --
                                                       2005      1.087          1.175               --
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.319          2.105               --
                                                       2007      1.842          2.319              272
                                                       2006      1.470          1.842              351
                                                       2005      1.180          1.470              389
                                                       2004      1.000          1.180               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.208          1.439               --
                                                       2005      1.135          1.208               --
                                                       2004      1.000          1.135               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069               --
                                                       2005      1.058          1.048            5,275
                                                       2004      0.989          1.058            1,669

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151               --
                                                       2005      1.061          1.117               --
                                                       2004      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.447          1.004               --
                                                       2007      1.216          1.447               --
                                                       2006      1.170          1.216               --
                                                       2005      1.065          1.170               --
                                                       2004      1.000          1.065               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.391          0.762               --
                                                       2007      1.169          1.391               --
                                                       2006      1.109          1.169               --
                                                       2005      1.017          1.109               --
                                                       2004      1.000          1.017               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.303          1.225               --
                                                       2007      1.219          1.303               --
                                                       2006      1.057          1.219               --
                                                       2005      1.024          1.057               --
                                                       2004      1.000          1.024               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.134          1.265               --
                                                       2005      1.115          1.134               --
                                                       2004      1.000          1.115               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.192          0.695               --
                                                       2007      1.242          1.192            1,044

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.279          0.884               --
                                                       2007      1.241          1.279               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.280          0.782              912
                                                       2007      1.248          1.280              916
                                                       2006      1.108          1.248              919
                                                       2005      1.087          1.108              922
                                                       2004      1.000          1.087               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.307          0.823               --
                                                       2007      1.287          1.307               --
                                                       2006      1.113          1.287               --
                                                       2005      1.068          1.113               --
                                                       2004      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.083          0.664               --
                                                       2007      1.086          1.083               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.362          0.790               --
                                                       2007      1.266          1.362               --
                                                       2006      1.149          1.266               --
                                                       2005      1.120          1.149               --
                                                       2004      1.000          1.120               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.213          0.887               --
                                                       2007      1.119          1.213               --
                                                       2006      1.063          1.119               --
                                                       2005      1.041          1.063               --
                                                       2004      0.945          1.041               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.999          0.770               --
                                                       2007      1.008          0.999               --
                                                       2006      0.991          1.008               --
                                                       2005      0.990          0.991               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295               --
                                                       2006      1.071          1.237               --
                                                       2005      1.053          1.071               --
                                                       2004      1.000          1.053               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.052          1.094               --
                                                       2006      1.033          1.052               --
                                                       2005      1.004          1.033               --
                                                       2004      1.000          1.004               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.213          1.253               --
                                                       2006      1.117          1.213            1,017
                                                       2005      1.040          1.117              984
                                                       2004      1.000          1.040               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.199          1.249               --
                                                       2006      1.091          1.199               --
                                                       2005      1.076          1.091               --
                                                       2004      1.000          1.076               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.279          1.327               --
                                                       2006      1.116          1.279            1,383
                                                       2005      1.105          1.116            1,388
                                                       2004      1.000          1.105               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.375          1.513               --
                                                       2006      1.253          1.375            7,797
                                                       2005      1.184          1.253            7,683
                                                       2004      1.000          1.184            2,336

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104               --
                                                       2005      1.056          1.072               --
                                                       2004      0.981          1.056               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.314          1.264               --
                                                       2007      1.267          1.314               --
                                                       2006      1.337          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.152          0.855            4,714
                                                       2007      1.147          1.152            5,705
                                                       2006      1.093          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432               --
                                                       2006      1.298          1.369               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.425          0.873               --
                                                       2007      1.420          1.425               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.012          0.578            3,714
                                                       2007      1.215          1.012            4,987
                                                       2006      1.003          1.215            4,223

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.298          0.949               --
                                                       2007      1.341          1.298               --
                                                       2006      1.263          1.341               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.487          0.862              879
                                                       2007      1.534          1.487              882
                                                       2006      1.398          1.534              885

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.728          0.983               --
                                                       2007      1.355          1.728               --
                                                       2006      1.328          1.355               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.261          0.794               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.106          0.667          251,501
                                                       2007      1.254          1.106               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.208          0.883               --
                                                       2007      1.162          1.208               --
                                                       2006      1.104          1.162               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.173          0.936               --
                                                       2007      1.123          1.173               --
                                                       2006      1.076          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.091          0.680            1,635
                                                       2007      1.073          1.091            1,641
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.050          0.628           10,311
                                                       2007      1.067          1.050           10,434
                                                       2006      0.964          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.292          0.725               --
                                                       2007      1.181          1.292               --
                                                       2006      1.201          1.181               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.363          0.818               --
                                                       2007      1.251          1.363               --
                                                       2006      1.266          1.251               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.108          0.961               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.771          0.998          327,394
                                                       2007      1.694          1.771               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.080          0.986            4,296
                                                       2007      1.024          1.080            6,241

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.335          0.876               --
                                                       2007      1.300          1.335               --
                                                       2006      1.214          1.300               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.187          1.036               --
                                                       2007      1.139          1.187            3,167
                                                       2006      1.104          1.139            3,229

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.971          0.666            6,288
                                                       2007      1.024          0.971            7,928
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.337          0.709               --
                                                       2007      1.136          1.337               --
                                                       2006      1.169          1.136               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.048          0.990               --
                                                       2007      1.009          1.048               --
                                                       2006      0.975          1.009               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.198          0.736               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.185          0.640              928
                                                       2007      1.166          1.185              931
                                                       2006      1.156          1.166              934

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.221          0.728               --
                                                       2007      1.200          1.221               --
                                                       2006      1.174          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.066          0.621           49,771
                                                       2007      1.056          1.066           55,497
                                                       2006      1.002          1.056           61,568

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.071          0.897               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.070          0.821           47,501
                                                       2007      1.045          1.070           53,048
                                                       2006      1.002          1.045           58,852

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.071          0.747           96,530
                                                       2007      1.050          1.071          107,731
                                                       2006      1.002          1.050          119,517

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.071          0.679               --
                                                       2007      1.055          1.071               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.214          0.922               --
                                                       2007      1.192          1.214               --
                                                       2006      1.120          1.192               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.438          0.948               --
                                                       2007      1.366          1.438               --
                                                       2006      1.242          1.366               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.087          0.632            1,156
                                                       2007      1.046          1.087            1,161
                                                       2006      0.996          1.046            1,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.136          0.644          127,177
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.909          0.595          146,797

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172               --
                                                       2006      1.069          1.131            5,579

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.076          1.050               --
                                                       2007      1.053          1.076               --
                                                       2006      1.022          1.053               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143               --
                                                       2005      1.048          1.084               --
                                                       2004      0.991          1.048               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020               --
                                                       2006      1.018          1.002            6,067
                                                       2005      1.020          1.018            5,409
                                                       2004      1.000          1.020            1,736

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.085          1.112               --
                                                       2007      1.020          1.085               --
                                                       2006      1.005          1.020               --
                                                       2005      1.003          1.005               --
                                                       2004      1.000          1.003               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.576          1.703               --
                                                       2006      1.262          1.576               --
                                                       2005      1.150          1.262               --
                                                       2004      1.000          1.150               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.416          1.509               --
                                                       2006      1.235          1.416            5,364
                                                       2005      1.180          1.235            5,408
                                                       2004      1.000          1.180            1,569

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.130          1.201               --
                                                       2005      1.063          1.130               --
                                                       2004      1.000          1.063               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.012          1.076               --
                                                       2005      1.031          1.012               --
                                                       2004      1.000          1.031               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.337               --
                                                       2005      1.116          1.227               --
                                                       2004      1.000          1.116               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.174               --
                                                       2005      1.097          1.120               --
                                                       2004      1.000          1.097               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.068          1.093               --
                                                       2005      1.065          1.068               --
                                                       2004      1.000          1.065               --

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.117          1.154               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.124          1.156               --
                                                       2005      1.058          1.124              938
                                                       2004      1.000          1.058               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162               --
                                                       2005      1.000          1.096           52,812

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098               --
                                                       2005      1.000          1.063          109,162

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060               --
                                                       2005      1.000          1.042           55,703

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169               --
                                                       2005      1.098          1.107               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.087          1.120               --
                                                       2005      1.080          1.087               --
                                                       2004      1.000          1.080               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242               --
                                                       2005      1.106          1.152               --
                                                       2004      0.961          1.106               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.398               --
                                                       2005      1.139          1.220              888
                                                       2004      1.000          1.139               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214               --
                                                       2005      1.107          1.147               --
                                                       2004      1.000          1.107               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.099               --
                                                       2005      1.000          1.046               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.095          1.104               --
                                                       2005      1.081          1.095            3,054
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.986          0.975               --
                                                       2005      0.992          0.986               --
                                                       2004      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.144               --
                                                       2005      1.101          1.099               --
                                                       2004      1.000          1.101               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266               --
                                                       2005      1.000          1.102               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.042          1.063               --
                                                       2004      0.979          1.042               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.252          0.786               --
                                                       2007      1.311          1.252               --
                                                       2006      1.156          1.311               --
                                                       2005      1.135          1.156               --
                                                       2004      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.263          0.703               --
                                                       2007      1.149          1.263               --
                                                       2006      1.101          1.149               --
                                                       2005      1.043          1.101               --
                                                       2004      1.000          1.043               --

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356           118,938
                                                       2004      1.141          1.208           136,216
                                                       2003      1.000          1.141            47,483

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.145          1.291           414,140
                                                       2007      1.911          2.145           667,915
                                                       2006      1.624          1.911           763,456
                                                       2005      1.457          1.624           748,500
                                                       2004      1.313          1.457           489,566
                                                       2003      1.000          1.313            86,914

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.850          1.013         1,581,286
                                                       2007      1.685          1.850         1,748,923
                                                       2006      1.564          1.685         2,008,696
                                                       2005      1.377          1.564         2,290,690
                                                       2004      1.253          1.377         1,605,103
                                                       2003      1.000          1.253           136,561

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.612          0.979         1,362,494
                                                       2007      1.571          1.612         1,515,466
                                                       2006      1.395          1.571         1,806,708
                                                       2005      1.349          1.395         1,948,617
                                                       2004      1.250          1.349         1,335,538
                                                       2003      1.000          1.250           227,675

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633           272,146
                                                       2004      1.210          1.414           194,013
                                                       2003      1.000          1.210            26,959

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           681,007
                                                       2004      1.258          1.615           710,953
                                                       2003      1.000          1.258            44,089

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.455          1.389                --
                                                       2007      1.390          1.455            78,010
                                                       2006      1.221          1.390            88,127
                                                       2005      1.197          1.221            96,861
                                                       2004      1.166          1.197            61,163
                                                       2003      1.000          1.166                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.267          1.194                --
                                                       2007      1.458          1.267           364,164
                                                       2006      1.438          1.458           390,874
                                                       2005      1.391          1.438           578,553
                                                       2004      1.278          1.391           440,447
                                                       2003      1.000          1.278            50,060

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           483,665
                                                       2004      1.078          1.203           178,177
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           408,330
                                                       2004      1.071          1.201           177,278
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.976          1.106           467,202
                                                       2007      1.724          1.976           622,821
                                                       2006      1.583          1.724           641,627
                                                       2005      1.388          1.583           705,307
                                                       2004      1.234          1.388           503,793
                                                       2003      1.000          1.234            79,669

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.597          0.915            64,122
                                                       2007      1.532          1.597            82,858
                                                       2006      1.377          1.532            94,641
                                                       2005      1.167          1.377            91,287
                                                       2004      1.179          1.167            41,106
                                                       2003      1.000          1.179                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.442          1.441           381,449
                                                       2007      2.167          2.442           443,368
                                                       2006      1.973          2.167           470,538
                                                       2005      1.710          1.973           470,118
                                                       2004      1.404          1.710           277,003
                                                       2003      1.000          1.404            75,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           477,293
                                                       2004      1.201          1.322           330,169
                                                       2003      1.000          1.201            76,105

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.519          3.195                --
                                                       2007      2.797          3.519           394,355
                                                       2006      2.234          2.797           705,718
                                                       2005      1.794          2.234           735,779
                                                       2004      1.472          1.794           352,058
                                                       2003      1.000          1.472            46,788

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.104          1.331            93,864

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           344,238
                                                       2004      1.321          1.498           133,717
                                                       2003      1.000          1.321            38,621

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047           161,603
                                                       2004      0.989          1.058            19,588

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            35,087
                                                       2004      1.089          1.153            48,674
                                                       2003      1.000          1.089            35,512

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.796          1.246            45,516
                                                       2007      1.510          1.796            54,861
                                                       2006      1.453          1.510            81,920
                                                       2005      1.324          1.453           151,746
                                                       2004      1.186          1.324           151,614
                                                       2003      1.000          1.186            16,568

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.852          1.014           131,042
                                                       2007      1.557          1.852           104,868
                                                       2006      1.478          1.557            86,245
                                                       2005      1.355          1.478           100,506
                                                       2004      1.379          1.355            93,098
                                                       2003      1.000          1.379            73,510

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.619          1.522                --
                                                       2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248               672

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           419,277
                                                       2004      1.328          1.491           327,477
                                                       2003      1.000          1.328           201,678

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.547          0.901           137,922
                                                       2007      1.612          1.547           186,336

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.537          1.061            25,421
                                                       2007      1.491          1.537            26,537

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.527          0.933           341,355
                                                       2007      1.489          1.527           450,100
                                                       2006      1.324          1.489           605,832
                                                       2005      1.299          1.324           631,868
                                                       2004      1.206          1.299           410,864
                                                       2003      1.000          1.206            90,518

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.670          1.051           133,976
                                                       2007      1.645          1.670           191,707
                                                       2006      1.424          1.645           198,362
                                                       2005      1.367          1.424           220,078
                                                       2004      1.268          1.367           337,824
                                                       2003      1.000          1.268           223,006

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.377          0.844           142,786
                                                       2007      1.382          1.377           146,075

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.944          1.126           198,364
                                                       2007      1.808          1.944           333,304
                                                       2006      1.641          1.808           386,886
                                                       2005      1.601          1.641           397,012
                                                       2004      1.423          1.601           342,427
                                                       2003      1.000          1.423           145,121

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.211          0.885             3,100
                                                       2007      1.118          1.211             3,195
                                                       2006      1.062          1.118             3,363
                                                       2005      1.041          1.062             3,240
                                                       2004      0.945          1.041             3,300

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.993          0.765            15,647
                                                       2007      1.003          0.993            24,238
                                                       2006      0.986          1.003            54,675
                                                       2005      0.985          0.986           624,487
                                                       2004      0.997          0.985           438,219
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620           200,018
                                                       2005      1.380          1.404           186,222
                                                       2004      1.304          1.380           140,570
                                                       2003      1.000          1.304            45,334

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339           174,228
                                                       2005      1.279          1.315           173,373
                                                       2004      1.302          1.279           147,703
                                                       2003      1.000          1.302             5,538

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575           199,913
                                                       2005      1.351          1.451           190,031
                                                       2004      1.267          1.351           108,050
                                                       2003      1.000          1.267            10,357

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441            26,822
                                                       2005      1.295          1.311            27,856
                                                       2004      1.223          1.295             8,022
                                                       2003      1.000          1.223             2,317

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           533,019
                                                       2005      1.362          1.374           576,219
                                                       2004      1.237          1.362           334,227
                                                       2003      1.000          1.237            23,042

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           438,788
                                                       2005      1.518          1.605           573,850
                                                       2004      1.252          1.518           369,193
                                                       2003      1.000          1.252            80,170

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            92,318
                                                       2004      0.981          1.056            83,884

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.731          1.664                --
                                                       2007      1.670          1.731           235,726
                                                       2006      1.762          1.670           238,443

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.286          0.953           233,300
                                                       2007      1.280          1.286           291,616
                                                       2006      1.220          1.280           296,938

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           375,619

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.665          1.020           306,283
                                                       2007      1.660          1.665           360,574

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.011          0.577           762,788
                                                       2007      1.214          1.011           931,049
                                                       2006      1.003          1.214         1,059,246

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.296          0.947            29,950
                                                       2007      1.340          1.296           141,192
                                                       2006      1.263          1.340            13,909

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.858          1.076           230,313
                                                       2007      1.917          1.858           717,899
                                                       2006      1.748          1.917           206,980

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.098          1.192           212,523
                                                       2007      1.645          2.098           212,930
                                                       2006      1.612          1.645           188,130

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.661          1.045           226,739

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.105          0.666           700,535
                                                       2007      1.253          1.105            17,679

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.206          0.881            41,064
                                                       2007      1.160          1.206            81,474
                                                       2006      1.103          1.160            89,078

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.339          1.068           429,278
                                                       2007      1.283          1.339           706,015
                                                       2006      1.230          1.283           680,384

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.090          0.679           892,095
                                                       2007      1.073          1.090         1,109,989
                                                       2006      1.001          1.073           668,921

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.049          0.627           694,665
                                                       2007      1.067          1.049           803,393
                                                       2006      0.964          1.067            62,536

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.541          0.864           117,570
                                                       2007      1.409          1.541           121,846
                                                       2006      1.433          1.409           145,832

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.361          0.817             4,708
                                                       2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.199          1.459           250,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.246          1.265           655,778
                                                       2007      2.149          2.246            38,853

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.172          1.070           303,957
                                                       2007      1.112          1.172           433,502

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.550          1.018             4,673
                                                       2007      1.511          1.550            43,579
                                                       2006      1.412          1.511            89,014

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151            14,915

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.185          1.034           281,588
                                                       2007      1.137          1.185           368,385
                                                       2006      1.103          1.137           388,007

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.970          0.665         1,139,528
                                                       2007      1.024          0.970         1,535,978
                                                       2006      1.003          1.024         1,324,857

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.729          0.917           189,318
                                                       2007      1.470          1.729           350,570
                                                       2006      1.513          1.470           381,920

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.075          1.015           347,607
                                                       2007      1.035          1.075           415,427
                                                       2006      1.001          1.035           371,120

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.384          0.850            45,468

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.378          0.743           115,085
                                                       2007      1.357          1.378           134,507
                                                       2006      1.345          1.357           147,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.467          0.874           171,530
                                                       2007      1.442          1.467           192,982
                                                       2006      1.412          1.442           213,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.065          0.620           429,900
                                                       2007      1.055          1.065           429,944
                                                       2006      1.002          1.055            88,728

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.071          0.896           393,489
                                                       2007      1.038          1.071           393,528
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.070          0.819           397,189
                                                       2007      1.044          1.070            16,368
                                                       2006      1.002          1.044             2,322

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.070          0.746           830,396
                                                       2007      1.050          1.070           634,367
                                                       2006      1.002          1.050           649,461

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.070          0.678           359,704
                                                       2007      1.054          1.070           665,980
                                                       2006      1.002          1.054         1,179,107

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.370          1.040         1,055,838
                                                       2007      1.346          1.370         1,034,026
                                                       2006      1.265          1.346         1,067,742

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.435          0.946            78,088
                                                       2007      1.365          1.435            92,665
                                                       2006      1.241          1.365           144,262

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.086          0.631           755,075
                                                       2007      1.046          1.086           934,133
                                                       2006      0.996          1.046         1,181,410

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.135          0.643           356,675
                                                       2007      1.064          1.135           139,496
                                                       2006      0.998          1.064           173,613

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.176          0.770           629,902

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130           104,585

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.074          1.048           176,288
                                                       2007      1.052          1.074           156,346
                                                       2006      1.021          1.052           168,187

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             9,491
                                                       2004      0.991          1.048                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           501,450
                                                       2005      1.108          1.106           632,376
                                                       2004      1.041          1.108           355,171
                                                       2003      1.000          1.041            56,875

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.116          1.143           835,476
                                                       2007      1.050          1.116           794,155
                                                       2006      1.034          1.050           863,716
                                                       2005      1.033          1.034         1,056,216
                                                       2004      1.008          1.033           669,474
                                                       2003      1.000          1.008           326,292

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000            19,791
                                                       2005      1.462          1.603            23,041
                                                       2004      1.287          1.462            41,689
                                                       2003      1.000          1.287            58,487

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104           238,721
                                                       2005      1.755          1.836           279,291
                                                       2004      1.423          1.755           761,420
                                                       2003      1.000          1.423            18,683

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349           205,672
                                                       2004      1.220          1.270           165,632
                                                       2003      1.000          1.220            10,359

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           255,243
                                                       2004      1.135          1.179           188,358
                                                       2003      1.000          1.135            19,146

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           297,839
                                                       2004      1.293          1.472           227,258
                                                       2003      1.000          1.293            18,218

  Travelers Equity Income Subaccount (5/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347           204,053
                                                       2004      1.229          1.320           150,613
                                                       2003      1.000          1.229            45,432

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           286,829
                                                       2004      1.103          1.190           208,068
                                                       2003      1.000          1.103            33,024

  Travelers Federated Stock Subaccount (6/03)........  2006      1.385          1.430                --
                                                       2005      1.345          1.385            23,564
                                                       2004      1.245          1.345            15,490
                                                       2003      1.000          1.245             5,945

  Travelers Large Cap Subaccount (6/03)..............  2006      1.308          1.345                --
                                                       2005      1.231          1.308           108,488
                                                       2004      1.183          1.231            58,557
                                                       2003      1.000          1.183            11,500

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      1.000          1.062           469,242

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.000          1.073           906,666

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060                --
                                                       2005      1.000          1.042             2,205

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           282,601
                                                       2004      1.156          1.309           153,164
                                                       2003      1.000          1.156            56,979

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433           248,731
                                                       2004      1.276          1.422           141,938
                                                       2003      1.000          1.276            63,421

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228         1,227,410
                                                       2004      1.121          1.221         1,158,398
                                                       2003      1.000          1.121           421,068

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151           266,011
                                                       2004      0.961          1.106           159,450

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525           179,628
                                                       2004      1.260          1.425            94,813
                                                       2003      1.000          1.260            41,364

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            87,965
                                                       2004      1.186          1.288            14,897
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094           388,275
                                                       2004      0.970          1.080           277,659

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           624,547
                                                       2004      1.010          1.020           427,684
                                                       2003      1.000          1.010           142,767

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            35,777
                                                       2004      1.223          1.317            24,172
                                                       2003      1.000          1.223            22,316

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062           175,255
                                                       2004      0.979          1.041            88,140

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.586          0.995           156,985
                                                       2007      1.662          1.586           226,055
                                                       2006      1.465          1.662           248,635
                                                       2005      1.440          1.465           256,421
                                                       2004      1.255          1.440           155,844
                                                       2003      1.000          1.255            73,766

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.449          0.806                --
                                                       2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.642          0.988                --
                                                       2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.475          0.807                --
                                                       2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.285          0.780             6,960
                                                       2007      1.252          1.285             7,514
                                                       2006      1.113          1.252             7,634
                                                       2005      1.077          1.113             7,713
                                                       2004      1.000          1.077                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257             6,786
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.198                --
                                                       2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.960          0.904                --
                                                       2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      1.000          1.112                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.602          0.897             6,151
                                                       2007      1.398          1.602             6,112
                                                       2006      1.285          1.398             6,799
                                                       2005      1.127          1.285             6,666
                                                       2004      1.000          1.127                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.408          0.807                --
                                                       2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      1.708          1.008                --
                                                       2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.310          2.096                --
                                                       2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.659          0.966                --
                                                       2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206             7,298
                                                       2004      1.000          1.134                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.989          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.441          0.999                --
                                                       2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.386          0.758                --
                                                       2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.298          1.220                --
                                                       2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.188          0.691                --
                                                       2007      1.238          1.188                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.274          0.880                --
                                                       2007      1.237          1.274                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.275          0.778                --
                                                       2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.220          0.756                --
                                                       2007      1.280          1.220                --

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.302          0.819                --
                                                       2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.079          0.661                --
                                                       2007      1.083          1.079                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.357          0.786                --
                                                       2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.209          0.883                --
                                                       2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.945          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.995          0.766             6,442
                                                       2007      1.006          0.995             9,730
                                                       2006      0.989          1.006             9,418
                                                       2005      0.989          0.989             8,717
                                                       2004      1.000          0.989                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276             7,582
                                                       2005      1.104          1.114             7,685
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.981          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.309          1.259                --
                                                       2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.148          0.851                --
                                                       2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.419          0.869                --
                                                       2007      1.416          1.419                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.010          0.577            10,529
                                                       2007      1.214          1.010             9,391
                                                       2006      1.003          1.214             7,722

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.294          0.945                --
                                                       2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.482          0.858                --
                                                       2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.722          0.978                --
                                                       2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.256          0.790                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.104          0.665             1,150
                                                       2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.204          0.879                --
                                                       2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.168          0.931                --
                                                       2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.089          0.678            16,728
                                                       2007      1.072          1.089            17,763
                                                       2006      1.001          1.072             9,022

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.048          0.627                --
                                                       2007      1.067          1.048                --
                                                       2006      0.964          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.288          0.721                --
                                                       2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.359          0.815                --
                                                       2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.099          0.957                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.764          0.993           144,732
                                                       2007      1.688          1.764                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.076          0.981                --
                                                       2007      1.021          1.076                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.330          0.872                --
                                                       2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.183          1.031             8,976
                                                       2007      1.136          1.183             9,573
                                                       2006      1.102          1.136             9,573

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.970          0.665                --
                                                       2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.332          0.706                --
                                                       2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.044          0.985             5,265
                                                       2007      1.006          1.044             9,323
                                                       2006      0.973          1.006                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.045          1.050         5,906,840
                                                       2007      1.019          1.045         5,419,780
                                                       2006      1.001          1.019         3,247,845

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.193          0.733                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.181          0.636                --
                                                       2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.216          0.724             7,698
                                                       2007      1.196          1.216             7,990
                                                       2006      1.172          1.196             8,033

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.064          0.619            39,583
                                                       2007      1.055          1.064            39,627
                                                       2006      1.002          1.055            39,664

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.070          0.894             9,920
                                                       2007      1.037          1.070            10,580
                                                       2006      1.001          1.037            10,580

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.069          0.818                --
                                                       2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.069          0.745                --
                                                       2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.069          0.678            98,175
                                                       2007      1.054          1.069           104,041
                                                       2006      1.002          1.054           108,635

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.210          0.918             5,781
                                                       2007      1.189          1.210             8,009
                                                       2006      1.118          1.189             8,053

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.433          0.944                --
                                                       2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.085          0.630             8,987
                                                       2007      1.046          1.085             8,884
                                                       2006      0.996          1.046             9,237

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.134          0.642           166,329
                                                       2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.906          0.592            19,779

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.072          1.045                --
                                                       2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082             7,841
                                                       2004      0.991          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.081          1.106                --
                                                       2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118             7,621
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026            10,313

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.000          1.072           102,060

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.059                --
                                                       2005      1.000          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085             7,906
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.961          1.106                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094             9,573
                                                       2004      0.970          1.080                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984             8,795
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.265                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      0.979          1.041                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.247          0.782                --
                                                       2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.258          0.700                --
                                                       2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151                --
                                                       2005      1.058          1.186            13,923
                                                       2004      1.000          1.058             6,266

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      1.634          0.983           313,588
                                                       2007      1.457          1.634           302,749
                                                       2006      1.239          1.457           298,965
                                                       2005      1.113          1.239           283,179
                                                       2004      1.000          1.113            56,118

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.453          0.795           784,927
                                                       2007      1.325          1.453           894,474
                                                       2006      1.231          1.325         1,008,487
                                                       2005      1.086          1.231         1,096,818
                                                       2004      1.000          1.086            62,763

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.269          0.770           712,191
                                                       2007      1.237          1.269           947,241
                                                       2006      1.100          1.237         1,030,688
                                                       2005      1.065          1.100         1,143,451
                                                       2004      1.000          1.065           248,977

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.349          1.331                --
                                                       2005      1.169          1.349           678,965
                                                       2004      1.000          1.169            21,941

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.347          1.744                --
                                                       2005      1.287          1.347            89,921
                                                       2004      1.000          1.287                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.239          1.183                --
                                                       2007      1.185          1.239            80,873
                                                       2006      1.042          1.185            87,735
                                                       2005      1.022          1.042            89,465
                                                       2004      1.000          1.022            11,107

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.993          0.935                --
                                                       2007      1.144          0.993            96,887
                                                       2006      1.129          1.144            96,101
                                                       2005      1.093          1.129           119,790
                                                       2004      1.000          1.093            12,455

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.201          1.303                --
                                                       2005      1.116          1.201           328,531
                                                       2004      1.000          1.116             4,832

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337                --
                                                       2005      1.119          1.203           158,626
                                                       2004      1.000          1.119            10,114

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.570          0.878           171,256
                                                       2007      1.371          1.570           188,373
                                                       2006      1.260          1.371           181,357
                                                       2005      1.107          1.260           148,235
                                                       2004      1.000          1.107            28,719

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.418          0.812             5,024
                                                       2007      1.361          1.418             4,785
                                                       2006      1.225          1.361             4,605
                                                       2005      1.040          1.225             5,132
                                                       2004      1.000          1.040                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      1.747          1.030           200,539
                                                       2007      1.551          1.747           222,946
                                                       2006      1.414          1.551           251,232
                                                       2005      1.227          1.414           238,798
                                                       2004      1.000          1.227            23,433

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.187          1.372                --
                                                       2005      1.100          1.187           104,000
                                                       2004      1.000          1.100                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.467          2.238                --
                                                       2007      1.962          2.467           127,952
                                                       2006      1.569          1.962           139,225
                                                       2005      1.261          1.569           137,970
                                                       2004      1.000          1.261             6,091

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.190          1.415                --
                                                       2005      1.119          1.190           413,565
                                                       2004      1.000          1.119            20,151

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085                --
                                                       2005      1.076          1.064           135,067
                                                       2004      1.007          1.076            13,701

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156                --
                                                       2005      1.068          1.123                --
                                                       2004      1.000          1.068                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.405          0.973                --
                                                       2007      1.182          1.405                --
                                                       2006      1.139          1.182                --
                                                       2005      1.038          1.139                --
                                                       2004      1.000          1.038                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.433          0.784            18,690
                                                       2007      1.206          1.433            20,826
                                                       2006      1.146          1.206            17,567
                                                       2005      1.052          1.146             4,581
                                                       2004      1.000          1.052                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.377          1.294                --
                                                       2007      1.290          1.377                --
                                                       2006      1.120          1.290                --
                                                       2005      1.087          1.120                --
                                                       2004      1.000          1.087                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.143          1.274                --
                                                       2005      1.125          1.143            90,093
                                                       2004      1.000          1.125                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.203          0.700           361,066
                                                       2007      1.255          1.203           375,920

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.260          0.870             1,606
                                                       2007      1.224          1.260             4,254

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.253          0.765            24,030
                                                       2007      1.224          1.253            23,895
                                                       2006      1.089          1.224            36,493
                                                       2005      1.070          1.089            60,633
                                                       2004      1.000          1.070                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.314          0.826                --
                                                       2007      1.296          1.314                --
                                                       2006      1.122          1.296                --
                                                       2005      1.079          1.122                --
                                                       2004      1.000          1.079                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.064          0.651                --
                                                       2007      1.068          1.064                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.411          0.817            40,158
                                                       2007      1.314          1.411            37,389
                                                       2006      1.194          1.314            38,121
                                                       2005      1.166          1.194            39,664
                                                       2004      1.000          1.166             7,372

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.247          0.911             2,845
                                                       2007      1.152          1.247             4,108
                                                       2006      1.096          1.152             4,229
                                                       2005      1.075          1.096             3,702
                                                       2004      1.000          1.075                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      1.002          0.771           151,651
                                                       2007      1.013          1.002           545,659
                                                       2006      0.997          1.013           558,584
                                                       2005      0.997          0.997           588,291
                                                       2004      1.000          0.997            42,987

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296                --
                                                       2006      1.074          1.238           229,339
                                                       2005      1.057          1.074           236,481
                                                       2004      1.000          1.057                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.035          1.076                --
                                                       2006      1.017          1.035                --
                                                       2005      0.990          1.017                --
                                                       2004      1.000          0.990                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.226          1.266                --
                                                       2006      1.131          1.226           502,011
                                                       2005      1.054          1.131           718,648
                                                       2004      1.000          1.054                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.183          1.232                --
                                                       2006      1.078          1.183             4,390
                                                       2005      1.065          1.078             4,417
                                                       2004      1.000          1.065             4,371

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.269          1.315                --
                                                       2006      1.108          1.269           230,266
                                                       2005      1.099          1.108           253,593
                                                       2004      1.000          1.099            34,875

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.343          1.477                --
                                                       2006      1.226          1.343           441,478
                                                       2005      1.160          1.226           405,356
                                                       2004      1.000          1.160            24,910

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118                --
                                                       2005      1.071          1.086            48,184
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.312          1.261                --
                                                       2007      1.267          1.312            25,544
                                                       2006      1.338          1.267            25,965

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.161          0.860           247,890
                                                       2007      1.157          1.161           246,784
                                                       2006      1.104          1.157           128,814

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434                --
                                                       2006      1.302          1.371           347,687

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.425          0.872           243,194
                                                       2007      1.422          1.425           349,645

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.009          0.576           118,382
                                                       2007      1.214          1.009           110,302
                                                       2006      1.003          1.214           118,556

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.293          0.944             1,023
                                                       2007      1.337          1.293            34,191
                                                       2006      1.261          1.337             1,201

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.488          0.861            42,265
                                                       2007      1.537          1.488            65,892
                                                       2006      1.402          1.537            78,692

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.729          0.981           346,151
                                                       2007      1.358          1.729           362,992
                                                       2006      1.331          1.358           361,696

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.258          0.791            23,352

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.102          0.664           181,467
                                                       2007      1.251          1.102            30,533

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.220          0.890            33,588
                                                       2007      1.175          1.220            42,930
                                                       2006      1.118          1.175            50,634

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.180          0.940            16,640
                                                       2007      1.131          1.180            19,932
                                                       2006      1.085          1.131            26,317

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.088          0.677           427,297
                                                       2007      1.072          1.088           429,266
                                                       2006      1.001          1.072           175,715

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.047          0.626           457,927
                                                       2007      1.066          1.047           525,674
                                                       2006      0.964          1.066             1,603

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.276          0.715            19,215
                                                       2007      1.168          1.276            21,852
                                                       2006      1.189          1.168            20,827

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.358          0.814             8,355
                                                       2007      1.248          1.358             8,393
                                                       2006      1.264          1.248            14,723

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.242          1.021           128,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.776          0.999           358,020
                                                       2007      1.700          1.776                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.125          1.026           146,214
                                                       2007      1.068          1.125           188,755

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.312          0.860            20,211
                                                       2007      1.280          1.312            19,327
                                                       2006      1.197          1.280            19,233

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265                --
                                                       2006      1.097          1.149                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.207          1.052           311,237
                                                       2007      1.159          1.207           365,741
                                                       2006      1.125          1.159           347,972

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.969          0.664           758,747
                                                       2007      1.023          0.969           820,458
                                                       2006      1.003          1.023           373,562

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.301          0.689            52,058
                                                       2007      1.106          1.301            89,678
                                                       2006      1.140          1.106            63,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.084          1.022            52,852
                                                       2007      1.045          1.084            69,263
                                                       2006      1.011          1.045            36,825

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.178          0.723            82,362

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.170          0.630            30,299
                                                       2007      1.153          1.170            27,152
                                                       2006      1.143          1.153            30,138

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.221          0.727            79,118
                                                       2007      1.202          1.221            81,922
                                                       2006      1.178          1.202            88,916

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.063          0.618           197,166
                                                       2007      1.055          1.063           399,523
                                                       2006      1.002          1.055           389,107

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.069          0.893           679,585
                                                       2007      1.037          1.069            48,822
                                                       2006      1.001          1.037            86,553

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.068          0.817            23,889
                                                       2007      1.044          1.068            32,410
                                                       2006      1.002          1.044            35,938

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.744           498,088
                                                       2007      1.049          1.068           530,872
                                                       2006      1.002          1.049           535,804

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.068          0.677            92,934
                                                       2007      1.054          1.068           781,291
                                                       2006      1.002          1.054           873,317

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.226          0.930           306,439
                                                       2007      1.205          1.226           298,755
                                                       2006      1.134          1.205           285,177

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.457          0.959            46,184
                                                       2007      1.386          1.457            61,956
                                                       2006      1.261          1.386            62,550

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.133          0.641            20,525
                                                       2007      1.063          1.133            17,099
                                                       2006      0.998          1.063            17,451

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.036          0.677           101,167

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187                --
                                                       2006      1.085          1.147           147,898

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.103          1.074            21,457
                                                       2007      1.081          1.103            29,540
                                                       2006      1.050          1.081            32,369

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156                --
                                                       2005      1.062          1.097            13,937
                                                       2004      1.000          1.062                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064                --
                                                       2006      1.064          1.046           181,886
                                                       2005      1.067          1.064           154,299
                                                       2004      1.000          1.067            45,572

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.124          1.150           331,102
                                                       2007      1.059          1.124           398,778
                                                       2006      1.044          1.059           360,763
                                                       2005      1.044          1.044           293,341
                                                       2004      1.000          1.044            68,820

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.583          1.709                --
                                                       2006      1.269          1.583                --
                                                       2005      1.159          1.269                --
                                                       2004      1.000          1.159                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.427          1.520                --
                                                       2006      1.246          1.427           384,859
                                                       2005      1.193          1.246           102,196
                                                       2004      1.000          1.193            18,970

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.119          1.189                --
                                                       2005      1.054          1.119            20,086
                                                       2004      1.000          1.054             4,416

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.021          1.085                --
                                                       2005      1.042          1.021            16,276
                                                       2004      1.000          1.042                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.228          1.338                --
                                                       2005      1.119          1.228            22,597
                                                       2004      1.000          1.119                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.124          1.178                --
                                                       2005      1.102          1.124            88,576
                                                       2004      1.000          1.102             2,095

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.079          1.104                --
                                                       2005      1.078          1.079           105,681
                                                       2004      1.000          1.078            18,452

  Travelers Federated Stock Subaccount (6/03)........  2006      1.110          1.146                --
                                                       2005      1.079          1.110             4,249
                                                       2004      1.000          1.079             4,285

  Travelers Large Cap Subaccount (6/03)..............  2006      1.112          1.143                --
                                                       2005      1.048          1.112            15,864
                                                       2004      1.000          1.048            10,882

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161                --
                                                       2005      1.000          1.094           136,743

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026                --
                                                       2005      1.000          1.025           564,583

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062            86,003

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115                --
                                                       2005      1.000          1.072           753,723

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.059                --
                                                       2005      1.000          1.041            33,375

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302                --
                                                       2005      1.124          1.229           314,464
                                                       2004      1.000          1.124                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140                --
                                                       2005      1.073          1.080            41,239
                                                       2004      1.000          1.073                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.101          1.134                --
                                                       2005      1.095          1.101           297,074
                                                       2004      1.000          1.095            10,404

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261                --
                                                       2005      1.126          1.170           141,133
                                                       2004      1.000          1.126                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.224          1.402                --
                                                       2005      1.145          1.224            57,153
                                                       2004      1.000          1.145             5,671

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197                --
                                                       2005      1.093          1.131            19,978
                                                       2004      1.000          1.093             3,277

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.097                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.117          1.125                --
                                                       2005      1.103          1.117           294,318
                                                       2004      1.000          1.103            36,748

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.023          1.011                --
                                                       2005      1.031          1.023            80,963
                                                       2004      1.000          1.031            16,224

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.093          1.138                --
                                                       2005      1.097          1.093            11,831
                                                       2004      1.000          1.097                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.264                --
                                                       2005      1.000          1.101            14,717

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261                --
                                                       2005      1.000          1.103             1,251

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.092          1.050                --
                                                       2005      1.072          1.092            45,022
                                                       2004      1.000          1.072            24,703

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.242          0.778           179,775
                                                       2007      1.302          1.242           258,186
                                                       2006      1.149          1.302           252,550
                                                       2005      1.131          1.149           257,053
                                                       2004      1.000          1.131             4,747

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.250          0.695                --
                                                       2007      1.139          1.250                --
                                                       2006      1.093          1.139                --
                                                       2005      1.037          1.093                --
                                                       2004      1.000          1.037                --





           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307                --
                                                       2005      1.204          1.348             4,365
                                                       2004      1.139          1.204            10,470
                                                       2003      1.000          1.139             6,103

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2008      2.125          1.277           226,187
                                                       2007      1.897          2.125           202,928
                                                       2006      1.615          1.897           203,793
                                                       2005      1.452          1.615           210,761
                                                       2004      1.312          1.452           121,245
                                                       2003      1.000          1.312                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2008      1.832          1.001           433,792
                                                       2007      1.673          1.832           625,129
                                                       2006      1.556          1.673           614,733
                                                       2005      1.373          1.556           664,324
                                                       2004      1.251          1.373           521,083
                                                       2003      1.000          1.251            43,903

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2008      1.597          0.968           267,284
                                                       2007      1.559          1.597           494,541
                                                       2006      1.388          1.559           547,192
                                                       2005      1.344          1.388           541,196
                                                       2004      1.249          1.344           422,154
                                                       2003      1.000          1.249            43,571

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.625          1.603                --
                                                       2005      1.409          1.625            47,279
                                                       2004      1.209          1.409            23,222
                                                       2003      1.000          1.209                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.683          2.177                --
                                                       2005      1.610          1.683           166,130
                                                       2004      1.256          1.610            83,323
                                                       2003      1.000          1.256             2,444

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.441          1.375                --
                                                       2007      1.379          1.441               582
                                                       2006      1.214          1.379               597
                                                       2005      1.193          1.214               586
                                                       2004      1.164          1.193               574
                                                       2003      1.000          1.164                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.256          1.182                --
                                                       2007      1.448          1.256            66,266
                                                       2006      1.430          1.448            72,152
                                                       2005      1.386          1.430            75,972
                                                       2004      1.276          1.386            58,200
                                                       2003      1.000          1.276            16,454

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.290          1.399                --
                                                       2005      1.200          1.290           125,973
                                                       2004      1.078          1.200            90,411
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431                --
                                                       2005      1.198          1.287            72,459
                                                       2004      1.071          1.198            57,729
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2008      1.957          1.094            41,767
                                                       2007      1.711          1.957            45,843
                                                       2006      1.574          1.711            56,414
                                                       2005      1.384          1.574            65,739
                                                       2004      1.232          1.384            35,402
                                                       2003      1.000          1.232             8,342

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2008      1.582          0.905            12,574
                                                       2007      1.520          1.582            13,567
                                                       2006      1.370          1.520            13,719
                                                       2005      1.164          1.370            46,059
                                                       2004      1.178          1.164             5,607
                                                       2003      1.000          1.178                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2008      2.420          1.425           172,412
                                                       2007      2.151          2.420           194,438
                                                       2006      1.962          2.151           124,081
                                                       2005      1.705          1.962           132,577
                                                       2004      1.402          1.705           142,852
                                                       2003      1.000          1.402             8,057

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.421          1.641                --
                                                       2005      1.318          1.421           251,494
                                                       2004      1.200          1.318           161,762
                                                       2003      1.000          1.200            52,522

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.487          3.163                --
                                                       2007      2.776          3.487            85,605
                                                       2006      2.222          2.776            92,669
                                                       2005      1.788          2.222            66,830
                                                       2004      1.470          1.788            40,489
                                                       2003      1.000          1.470                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2008      2.203          1.281           129,454
                                                       2007      1.957          2.203           262,279
                                                       2006      1.652          1.957           303,076
                                                       2005      1.537          1.652           162,941
                                                       2004      1.330          1.537           137,393
                                                       2003      1.104          1.330            19,832

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.585          1.883                --
                                                       2005      1.493          1.585           146,752
                                                       2004      1.319          1.493            90,435
                                                       2003      1.000          1.319            12,853

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064                --
                                                       2005      1.056          1.044            52,152
                                                       2004      0.989          1.056            18,681

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242                --
                                                       2005      1.149          1.206             5,997
                                                       2004      1.088          1.149             6,000
                                                       2003      1.000          1.088             5,964

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2008      1.779          1.232                --
                                                       2007      1.499          1.779                --
                                                       2006      1.446          1.499                --
                                                       2005      1.319          1.446             2,975
                                                       2004      1.184          1.319             2,832
                                                       2003      1.000          1.184                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2008      1.835          1.002                --
                                                       2007      1.546          1.835             2,168
                                                       2006      1.470          1.546                --
                                                       2005      1.351          1.470                --
                                                       2004      1.377          1.351                --
                                                       2003      1.000          1.377                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2008      1.604          0.864                --
                                                       2007      1.504          1.604                --
                                                       2006      1.308          1.504             8,874
                                                       2005      1.270          1.308                --
                                                       2004      1.246          1.270                --
                                                       2003      1.000          1.246                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.507          1.678                --
                                                       2005      1.486          1.507           237,758
                                                       2004      1.326          1.486           196,058
                                                       2003      1.000          1.326            11,508

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.533          0.891            98,995
                                                       2007      1.599          1.533           142,582

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.522          1.049                --
                                                       2007      1.480          1.522                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2008      1.513          0.922           168,076
                                                       2007      1.478          1.513           209,871
                                                       2006      1.317          1.478           221,503
                                                       2005      1.295          1.317           265,824
                                                       2004      1.204          1.295           261,946
                                                       2003      1.000          1.204            10,053

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.587          0.982            16,093
                                                       2007      1.668          1.587            63,740

  LMPVET Investors Subaccount (Class I) (6/03).......  2008      1.655          1.039            21,864
                                                       2007      1.633          1.655            38,071
                                                       2006      1.416          1.633            38,725
                                                       2005      1.363          1.416            38,605
                                                       2004      1.266          1.363            21,842
                                                       2003      1.000          1.266             5,804

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.365          0.835             5,048
                                                       2007      1.371          1.365            41,962

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2008      1.926          1.114            26,679
                                                       2007      1.795          1.926            26,547
                                                       2006      1.632          1.795            27,742
                                                       2005      1.595          1.632            30,111
                                                       2004      1.421          1.595            15,641
                                                       2003      1.000          1.421                --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.202          0.877             1,014
                                                       2007      1.112          1.202             2,875
                                                       2006      1.058          1.112             2,681
                                                       2005      1.039          1.058             2,670
                                                       2004      0.945          1.039               437

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2008      0.985          0.757            36,025
                                                       2007      0.996          0.985            45,684
                                                       2006      0.981          0.996            46,403
                                                       2005      0.983          0.981            60,512
                                                       2004      0.996          0.983            39,548
                                                       2003      1.000          0.996                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683                --
                                                       2006      1.396          1.608            62,018
                                                       2005      1.376          1.396            66,895
                                                       2004      1.302          1.376            34,398
                                                       2003      1.000          1.302             5,619

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.330          1.381                --
                                                       2006      1.308          1.330            49,680
                                                       2005      1.274          1.308            46,771
                                                       2004      1.300          1.274            19,231
                                                       2003      1.000          1.300             5,029

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.563          1.614                --
                                                       2006      1.443          1.563           162,996
                                                       2005      1.347          1.443           156,558
                                                       2004      1.265          1.347            89,830
                                                       2003      1.000          1.265             9,392

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.430          1.489                --
                                                       2006      1.304          1.430            10,519
                                                       2005      1.291          1.304            10,519
                                                       2004      1.221          1.291            10,519
                                                       2003      1.000          1.221                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.563          1.620                --
                                                       2006      1.367          1.563           119,325
                                                       2005      1.357          1.367           134,532
                                                       2004      1.235          1.357            94,812
                                                       2003      1.000          1.235             4,584

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748           164,293
                                                       2005      1.513          1.597           233,865
                                                       2004      1.250          1.513           181,375
                                                       2003      1.000          1.250            11,714

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099                --
                                                       2005      1.054          1.068           152,865
                                                       2004      0.981          1.054                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.715          1.648                --
                                                       2007      1.658          1.715            37,257
                                                       2006      1.752          1.658            39,756

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.274          0.943           160,665
                                                       2007      1.271          1.274           290,661
                                                       2006      1.213          1.271           247,785

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661                --
                                                       2006      1.509          1.589           112,764

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.649          1.008           170,327
                                                       2007      1.647          1.649           109,978

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.008          0.574           164,211
                                                       2007      1.213          1.008           277,823
                                                       2006      1.003          1.213           264,390

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.289          0.940                --
                                                       2007      1.335          1.289                --
                                                       2006      1.260          1.335                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.840          1.064            67,480
                                                       2007      1.903          1.840            51,479
                                                       2006      1.738          1.903            52,793

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.078          1.178            92,366
                                                       2007      1.633          2.078            32,608
                                                       2006      1.603          1.633            49,606

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      1.645          1.034             5,969

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.099          0.662           353,144
                                                       2007      1.248          1.099                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.197          0.873           152,865
                                                       2007      1.154          1.197           152,865
                                                       2006      1.099          1.154           152,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.327          1.056            96,180
                                                       2007      1.273          1.327           144,999
                                                       2006      1.222          1.273           148,242

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.086          0.675           322,777
                                                       2007      1.071          1.086           485,112
                                                       2006      1.001          1.071           370,933

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.045          0.624           119,874
                                                       2007      1.065          1.045           254,850
                                                       2006      0.964          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.527          0.854             5,383
                                                       2007      1.399          1.527            42,097
                                                       2006      1.425          1.399            55,671

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.354          0.811                --
                                                       2007      1.246          1.354                --
                                                       2006      1.263          1.246                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.167          1.442            33,162

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.226          1.251           112,208
                                                       2007      2.132          2.226             5,549

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.161          1.058            55,607
                                                       2007      1.103          1.161           137,932

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.536          1.006             4,831
                                                       2007      1.500          1.536            15,040
                                                       2006      1.403          1.500            32,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262                --
                                                       2006      1.096          1.147                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.176          1.024            95,567
                                                       2007      1.131          1.176            30,549
                                                       2006      1.098          1.131            31,271

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.967          0.662           152,200
                                                       2007      1.023          0.967           379,616
                                                       2006      1.003          1.023           348,723

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.713          0.906            10,397
                                                       2007      1.459          1.713            22,150
                                                       2006      1.503          1.459            21,547

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.065          1.003           125,253
                                                       2007      1.028          1.065           146,957
                                                       2006      0.995          1.028           148,153

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.023          1.026         1,756,078
                                                       2007      0.999          1.023         1,507,902
                                                       2006      0.982          0.999           325,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.370          0.840            37,568

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.365          0.735            53,517
                                                       2007      1.347          1.365            15,057
                                                       2006      1.337          1.347            25,678

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.453          0.864           411,953
                                                       2007      1.432          1.453           417,281
                                                       2006      1.404          1.432           361,693

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.061          0.616                --
                                                       2007      1.054          1.061                --
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.067          0.891           146,529
                                                       2007      1.036          1.067           133,574
                                                       2006      1.001          1.036           133,574

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.066          0.815            13,826
                                                       2007      1.043          1.066                --
                                                       2006      1.002          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.067          0.742            27,996
                                                       2007      1.048          1.067            26,855
                                                       2006      1.002          1.048            26,893

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.066          0.675            33,616
                                                       2007      1.053          1.066            33,659
                                                       2006      1.002          1.053            33,696

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.357          1.028           147,867
                                                       2007      1.336          1.357           250,436
                                                       2006      1.257          1.336           268,549

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.425          0.937            36,301
                                                       2007      1.357          1.425            85,952
                                                       2006      1.236          1.357            89,470

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.083          0.628           260,647
                                                       2007      1.045          1.083           378,012
                                                       2006      0.996          1.045           400,642

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.131          0.640            42,962
                                                       2007      1.062          1.131             5,856
                                                       2006      0.998          1.062            28,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.165          0.761            55,846

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163                --
                                                       2006      1.064          1.124            49,479

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.067          1.038            18,687
                                                       2007      1.046          1.067            36,909
                                                       2006      1.017          1.046            39,131

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           427,636
                                                       2004      0.988          0.973           519,442
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137                --
                                                       2005      1.046          1.079             4,394
                                                       2004      0.991          1.046             4,397

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099                --
                                                       2006      1.100          1.080           145,608
                                                       2005      1.105          1.100           155,445
                                                       2004      1.040          1.105            58,433
                                                       2003      1.000          1.040                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.105          1.130           525,364
                                                       2007      1.042          1.105           207,715
                                                       2006      1.029          1.042           222,385
                                                       2005      1.030          1.029           230,687
                                                       2004      1.007          1.030           177,219
                                                       2003      1.000          1.007            44,382

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.986          2.143                --
                                                       2006      1.594          1.986             3,383
                                                       2005      1.457          1.594                --
                                                       2004      1.285          1.457                --
                                                       2003      1.000          1.285                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.089          2.224                --
                                                       2006      1.826          2.089            16,766
                                                       2005      1.749          1.826            13,717
                                                       2004      1.421          1.749            21,067
                                                       2003      1.000          1.421                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.342          1.425                --
                                                       2005      1.265          1.342            57,526
                                                       2004      1.218          1.265            35,130
                                                       2003      1.000          1.218             5,362

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.150          1.222                --
                                                       2005      1.175          1.150           173,605
                                                       2004      1.134          1.175           100,202
                                                       2003      1.000          1.134            31,053

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.608          1.752                --
                                                       2005      1.467          1.608            42,754
                                                       2004      1.291          1.467            19,691
                                                       2003      1.000          1.291                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.340          1.404                --
                                                       2005      1.315          1.340           385,079
                                                       2004      1.227          1.315           420,661
                                                       2003      1.000          1.227                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.186          1.213                --
                                                       2005      1.186          1.186           240,860
                                                       2004      1.102          1.186            80,804
                                                       2003      1.000          1.102                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.377          1.422                --
                                                       2005      1.341          1.377                --
                                                       2004      1.243          1.341             5,987
                                                       2003      1.000          1.243             5,991

  Travelers Large Cap Subaccount (6/03)..............  2006      1.301          1.337                --
                                                       2005      1.227          1.301            24,312
                                                       2004      1.181          1.227            10,898
                                                       2003      1.000          1.181                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160                --
                                                       2005      1.000          1.094                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114                --
                                                       2005      1.000          1.071            30,333

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.058                --
                                                       2005      1.000          1.041                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509                --
                                                       2005      1.304          1.426           114,518
                                                       2004      1.154          1.304            86,722
                                                       2003      1.000          1.154                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503                --
                                                       2005      1.418          1.425            21,437
                                                       2004      1.274          1.418            15,159
                                                       2003      1.000          1.274             5,805

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.222          1.257                --
                                                       2005      1.217          1.222           276,336
                                                       2004      1.119          1.217           204,411
                                                       2003      1.000          1.119            14,792

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236                --
                                                       2005      1.104          1.147           109,504
                                                       2004      0.961          1.104            40,039

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.517          1.738                --
                                                       2005      1.420          1.517            55,914
                                                       2004      1.258          1.420            25,220
                                                       2003      1.000          1.258                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403                --
                                                       2005      1.283          1.327            32,382
                                                       2004      1.184          1.283            20,092
                                                       2003      1.000          1.184             4,732

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.096                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.091          1.098                --
                                                       2005      1.079          1.091            32,031
                                                       2004      0.970          1.079            14,580

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.008          0.995                --
                                                       2005      1.016          1.008           155,175
                                                       2004      1.009          1.016           105,941
                                                       2003      1.000          1.009                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.306          1.359                --
                                                       2005      1.313          1.306             1,234
                                                       2004      1.221          1.313             1,170
                                                       2003      1.000          1.221                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.263                --
                                                       2005      1.000          1.101                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260                --
                                                       2005      1.000          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.058          1.017                --
                                                       2005      1.040          1.058            48,194
                                                       2004      0.979          1.040             6,020

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2008      1.571          0.984            11,964
                                                       2007      1.649          1.571            39,186
                                                       2006      1.457          1.649            44,172
                                                       2005      1.435          1.457            41,776
                                                       2004      1.253          1.435            47,949
                                                       2003      1.000          1.253             5,339

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2008      1.436          0.797             2,786
                                                       2007      1.309          1.436             2,787
                                                       2006      1.257          1.309             2,789
                                                       2005      1.195          1.257             2,790
                                                       2004      1.180          1.195             2,792
                                                       2003      1.000          1.180             2,775





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARD

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.180          1.450           324,056
                                                       2007      1.838          2.180           358,482
                                                       2006      1.490          1.838           347,514
                                                       2005      1.297          1.490           270,209
                                                       2004      1.068          1.297            35,539
                                                       2003      1.000          1.068             7,638

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.160          1.166                --
                                                       2005      1.091          1.160           425,221
                                                       2004      1.064          1.091           316,721
                                                       2003      1.000          1.064             9,834

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.047          1.102           549,823
                                                       2007      1.563          2.047           627,520
                                                       2006      1.337          1.563           407,429
                                                       2005      1.191          1.337           241,137
                                                       2004      1.123          1.191           111,360
                                                       2003      1.000          1.123            12,237

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.659          2.785                --
                                                       2006      2.041          2.659           494,866
                                                       2005      1.623          2.041           424,756
                                                       2004      1.321          1.623           151,468
                                                       2003      1.000          1.321             6,207

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.726          0.903            79,119
                                                       2007      1.828          1.726            74,858
                                                       2006      1.642          1.828            81,586
                                                       2005      1.438          1.642            63,239
                                                       2004      1.240          1.438            48,868
                                                       2003      1.000          1.240             6,382

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.489          1.461                --
                                                       2007      1.494          1.489           701,332
                                                       2006      1.411          1.494         1,054,800
                                                       2005      1.318          1.411           959,063
                                                       2004      1.173          1.318           654,169
                                                       2003      1.000          1.173           130,808

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.350          0.868            80,810
                                                       2007      1.278          1.350            43,725
                                                       2006      1.193          1.278            54,056
                                                       2005      1.174          1.193            53,735
                                                       2004      1.127          1.174            19,256
                                                       2003      1.000          1.127            59,530

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.175          1.118                --
                                                       2007      1.140          1.175           560,444
                                                       2006      1.007          1.140           592,427
                                                       2005      1.000          1.007           609,125

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.210          1.818           428,110
                                                       2006      1.639          2.210           711,238
                                                       2005      1.498          1.639           759,684
                                                       2004      1.165          1.498           441,155
                                                       2003      1.000          1.165           112,271

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.043          1.014                --
                                                       2007      1.022          1.043           103,435
                                                       2006      0.996          1.022            12,397
                                                       2005      1.000          0.996             4,140

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.477          0.970         1,207,246
                                                       2007      1.340          1.477         1,370,698
                                                       2006      1.260          1.340         1,446,302
                                                       2005      1.181          1.260           503,776
                                                       2004      1.117          1.181            90,670
                                                       2003      1.000          1.117            14,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.262          1.109           287,834
                                                       2007      2.113          2.262           360,235
                                                       2006      1.763          2.113           355,577
                                                       2005      1.519          1.763           336,204
                                                       2004      1.255          1.519           183,911
                                                       2003      1.000          1.255               823

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.315          1.315                --
                                                       2008      1.401          1.315                --
                                                       2007      1.411          1.401           448,543
                                                       2006      1.267          1.411           485,254
                                                       2005      1.219          1.267           453,897
                                                       2004      1.129          1.219           265,519
                                                       2003      1.000          1.129            44,529

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.480          1.113           444,958
                                                       2007      1.333          1.480           387,365
                                                       2006      1.282          1.333           384,475
                                                       2005      1.207          1.282           365,938
                                                       2004      1.125          1.207           224,931
                                                       2003      1.000          1.125             3,171

  DWSI International Subaccount (Class B) (7/03).....  2008      2.137          2.045                --
                                                       2007      1.902          2.137           579,903
                                                       2006      1.542          1.902           601,176
                                                       2005      1.356          1.542           459,260
                                                       2004      1.186          1.356           230,955
                                                       2003      1.000          1.186             9,070

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.213          1.270                --
                                                       2005      1.240          1.213           308,745
                                                       2004      1.131          1.240           233,747
                                                       2003      1.000          1.131            18,862

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.436          1.584                --
                                                       2005      1.290          1.436            47,564
                                                       2004      1.177          1.290             8,275
                                                       2003      1.000          1.177            85,792

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.261          1.226                --
                                                       2007      1.228          1.261           414,398
                                                       2006      1.137          1.228           444,758
                                                       2005      1.113          1.137           456,852
                                                       2004      1.065          1.113           193,582
                                                       2003      1.000          1.065             5,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.628          1.525                --
                                                       2007      1.606          1.628           644,194
                                                       2006      1.418          1.606           758,864
                                                       2005      1.315          1.418           653,746
                                                       2004      1.157          1.315           288,150
                                                       2003      1.000          1.157             9,007

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.197          0.907           967,483
                                                       2007      1.163          1.197         1,147,930
                                                       2006      1.087          1.163         1,216,233
                                                       2005      1.059          1.087           790,500
                                                       2004      1.003          1.059           527,935

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.057          1.019                --
                                                       2007      1.036          1.057         1,062,037
                                                       2006      1.014          1.036           941,396
                                                       2005      1.013          1.014         1,163,620
                                                       2004      0.990          1.013           737,902
                                                       2003      1.000          0.990            48,348

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.570          1.521                --
                                                       2007      1.533          1.570         1,452,009
                                                       2006      1.364          1.533         1,420,588
                                                       2005      1.270          1.364         1,536,278
                                                       2004      1.160          1.270         1,028,966
                                                       2003      1.000          1.160            70,697

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.536          1.464                --
                                                       2007      1.598          1.536         1,837,451
                                                       2006      1.375          1.598         2,006,875
                                                       2005      1.301          1.375         1,669,361
                                                       2004      1.164          1.301         1,092,256
                                                       2003      1.000          1.164            34,775

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.660          2.034         1,309,522
                                                       2005      1.538          1.660         1,277,808
                                                       2004      1.246          1.538           733,940
                                                       2003      1.000          1.246           136,685

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.133          1.361                --
                                                       2005      1.054          1.133           233,036
                                                       2004      1.000          1.054            19,724

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.122          1.087           364,727
                                                       2007      2.039          2.122           572,210
                                                       2006      1.600          2.039           614,032
                                                       2005      1.328          1.600           470,296
                                                       2004      1.182          1.328           206,050
                                                       2003      1.000          1.182             3,098

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.077          1.107           326,025
                                                       2007      1.039          1.077           254,820
                                                       2006      1.018          1.039           275,610
                                                       2005      1.013          1.018           272,646
                                                       2004      0.997          1.013           176,629
                                                       2003      1.000          0.997                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.313          0.845         1,409,013
                                                       2007      1.265          1.313         1,983,762
                                                       2006      1.142          1.265         2,073,213
                                                       2005      1.096          1.142         3,045,436
                                                       2004      1.016          1.096         1,153,466

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.310          1.295                --
                                                       2007      1.326          1.310           468,468
                                                       2006      1.225          1.326           496,514
                                                       2005      1.205          1.225           604,103
                                                       2004      1.093          1.205           335,786
                                                       2003      1.000          1.093            59,898

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.061          1.080                --
                                                       2005      1.042          1.061           461,688
                                                       2004      1.005          1.042           109,973

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.226          1.248                --
                                                       2004      1.134          1.226           288,447
                                                       2003      1.000          1.134            12,472

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.209          2.130                --
                                                       2007      1.934          2.209           838,056
                                                       2006      1.573          1.934           558,611
                                                       2005      1.403          1.573           584,601
                                                       2004      1.211          1.403           372,591
                                                       2003      1.000          1.211             1,306

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.491          1.431                --
                                                       2007      1.428          1.491           370,442
                                                       2006      1.345          1.428           518,469
                                                       2005      1.224          1.345           578,030
                                                       2004      1.121          1.224           300,253
                                                       2003      1.000          1.121           193,023

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.292          1.277                --
                                                       2005      1.226          1.292           299,667
                                                       2004      1.112          1.226           150,471
                                                       2003      1.000          1.112                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.151          1.276                --
                                                       2005      1.037          1.151            96,718

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.570          1.548                --
                                                       2007      1.417          1.570           478,714
                                                       2006      1.253          1.417           475,199
                                                       2005      1.255          1.253           538,468
                                                       2004      1.164          1.255           383,077
                                                       2003      1.000          1.164            80,778

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.267          1.305                --
                                                       2005      1.297          1.267           206,607
                                                       2004      1.124          1.297            86,908
                                                       2003      1.000          1.124            11,434

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.544          1.453                --
                                                       2007      1.456          1.544           189,244
                                                       2006      1.339          1.456            92,947
                                                       2005      1.188          1.339            38,179
                                                       2004      1.166          1.188            29,339
                                                       2003      1.000          1.166                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.254          0.858         2,327,425
                                                       2007      1.213          1.254         2,468,779
                                                       2006      1.113          1.213         2,641,525
                                                       2005      1.077          1.113         2,390,538
                                                       2004      1.000          1.077           621,390

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.040          1.045                --
                                                       2007      1.011          1.040           302,778
                                                       2006      0.987          1.011           358,133
                                                       2005      0.980          0.987           544,740
                                                       2004      0.992          0.980           505,558
                                                       2003      1.000          0.992           195,942

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.113          1.137                --
                                                       2005      1.185          1.113           649,944
                                                       2004      1.195          1.185           429,065
                                                       2003      1.000          1.195            32,143

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.386          1.209                --
                                                       2007      1.333          1.386           389,007
                                                       2006      1.293          1.333           326,052
                                                       2005      1.233          1.293           335,937
                                                       2004      1.134          1.233           132,792
                                                       2003      1.000          1.134             8,495

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.162          1.162                --
                                                       2007      1.125          1.162           615,739
                                                       2006      1.052          1.125         1,054,602
                                                       2005      1.050          1.052           680,339
                                                       2004      0.986          1.050           445,880
                                                       2003      1.000          0.986            45,771

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.363          0.718           343,697
                                                       2007      1.218          1.363           439,513
                                                       2006      1.233          1.218           161,480
                                                       2005      1.215          1.233           132,915
                                                       2004      1.217          1.215            73,206
                                                       2003      1.000          1.217            57,573

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.856          1.727                --
                                                       2007      1.509          1.856           237,055
                                                       2006      1.445          1.509           154,667
                                                       2005      1.321          1.445           224,480
                                                       2004      1.214          1.321           123,320
                                                       2003      1.000          1.214             2,851

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.298          0.969           411,090

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.079          0.681         1,654,478

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.039          0.690         1,013,968

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.485          1.529           452,241
                                                       2007      2.767          3.485           604,489

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.247          1.309           763,188

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.165          1.008           590,942

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.456          0.901           213,354

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.720          0.939           294,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.022          0.967         1,160,353

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.224          0.959           163,522

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.459          0.994         1,667,548

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.868          1.874         1,467,055

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.515          0.933         1,017,180

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.524          0.989           588,336

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.116          0.725           472,930

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.096          0.837           849,720
                                                       2007      1.071          1.096           712,498
                                                       2006      1.003          1.071           367,219

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.546          1.077           629,372

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.072          0.653           849,286

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.211          0.796           668,556





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.175          1.446               --
                                                       2007      1.835          2.175               --
                                                       2006      1.488          1.835               --
                                                       2005      1.296          1.488               --
                                                       2004      1.068          1.296               --
                                                       2003      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.158          1.164               --
                                                       2005      1.090          1.158            7,965
                                                       2004      1.064          1.090            6,583
                                                       2003      1.000          1.064               --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.042          1.098               --
                                                       2007      1.561          2.042               --
                                                       2006      1.335          1.561               --
                                                       2005      1.190          1.335               --
                                                       2004      1.122          1.190               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.655          2.780               --
                                                       2006      2.038          2.655              646
                                                       2005      1.621          2.038              650
                                                       2004      1.321          1.621               --
                                                       2003      1.000          1.321               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.722          0.901               --
                                                       2007      1.825          1.722               --
                                                       2006      1.640          1.825               --
                                                       2005      1.437          1.640               --
                                                       2004      1.239          1.437               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.486          1.457               --
                                                       2007      1.491          1.486           38,392
                                                       2006      1.410          1.491           38,241
                                                       2005      1.317          1.410           38,076
                                                       2004      1.173          1.317           33,126
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.347          0.866               --
                                                       2007      1.276          1.347               --
                                                       2006      1.191          1.276               --
                                                       2005      1.173          1.191               --
                                                       2004      1.127          1.173               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.174          1.116               --
                                                       2007      1.139          1.174               --
                                                       2006      1.007          1.139               --
                                                       2005      1.000          1.007               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.206          1.814              336
                                                       2006      1.637          2.206              338
                                                       2005      1.497          1.637              340
                                                       2004      1.165          1.497               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.041          1.012               --
                                                       2007      1.021          1.041               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.474          0.967              747
                                                       2007      1.337          1.474               --
                                                       2006      1.258          1.337               --
                                                       2005      1.180          1.258               --
                                                       2004      1.116          1.180               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.257          1.105              336
                                                       2007      2.109          2.257              338
                                                       2006      1.761          2.109              340
                                                       2005      1.518          1.761              342
                                                       2004      1.255          1.518               --
                                                       2003      1.000          1.255               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.312          0.848               --
                                                       2008      1.398          1.312               --
                                                       2007      1.409          1.398               --
                                                       2006      1.265          1.409               --
                                                       2005      1.218          1.265               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.476          1.110            1,299
                                                       2007      1.331          1.476            1,307
                                                       2006      1.281          1.331            1,314
                                                       2005      1.206          1.281            1,322
                                                       2004      1.124          1.206               --
                                                       2003      1.000          1.124               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (7/03).....  2008      2.132          2.040               --
                                                       2007      1.899          2.132               --
                                                       2006      1.540          1.899               --
                                                       2005      1.355          1.540               --
                                                       2004      1.186          1.355               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.212          1.268               --
                                                       2005      1.239          1.212               --
                                                       2004      1.131          1.239               --
                                                       2003      1.000          1.131               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.434          1.581               --
                                                       2005      1.288          1.434               --
                                                       2004      1.177          1.288               --
                                                       2003      1.000          1.177               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.258          1.223               --
                                                       2007      1.226          1.258               --
                                                       2006      1.136          1.226               --
                                                       2005      1.112          1.136               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.624          1.521               --
                                                       2007      1.603          1.624               --
                                                       2006      1.416          1.603               --
                                                       2005      1.314          1.416               --
                                                       2004      1.157          1.314               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.195          0.905           11,051
                                                       2007      1.162          1.195           11,087
                                                       2006      1.086          1.162           11,121
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.054          1.016               --
                                                       2007      1.034          1.054               --
                                                       2006      1.013          1.034               --
                                                       2005      1.012          1.013               --
                                                       2004      0.989          1.012               --
                                                       2003      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.566          1.517               --
                                                       2007      1.531          1.566            3,375
                                                       2006      1.362          1.531            3,417
                                                       2005      1.269          1.362            3,379
                                                       2004      1.159          1.269            2,804
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.533          1.461               --
                                                       2007      1.595          1.533           61,905
                                                       2006      1.373          1.595           61,732
                                                       2005      1.300          1.373           61,883
                                                       2004      1.164          1.300           52,698
                                                       2003      1.000          1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.658          2.030            2,517
                                                       2005      1.537          1.658            2,748
                                                       2004      1.246          1.537            2,316
                                                       2003      1.000          1.246               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.133          1.359               --
                                                       2005      1.054          1.133               --
                                                       2004      1.000          1.054               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.117          1.084           70,024
                                                       2007      2.036          2.117           70,024
                                                       2006      1.598          2.036           70,024
                                                       2005      1.327          1.598           70,024
                                                       2004      1.181          1.327           61,511
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.075          1.104               --
                                                       2007      1.037          1.075               --
                                                       2006      1.017          1.037               --
                                                       2005      1.012          1.017               --
                                                       2004      0.997          1.012               --
                                                       2003      1.000          0.997               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.311          0.843          482,986
                                                       2007      1.264          1.311          483,054
                                                       2006      1.142          1.264          483,116
                                                       2005      1.096          1.142          477,447
                                                       2004      1.016          1.096               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.307          1.292               --
                                                       2007      1.324          1.307           37,818
                                                       2006      1.223          1.324           37,734
                                                       2005      1.204          1.223           37,689
                                                       2004      1.093          1.204           32,512
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.079               --
                                                       2005      1.042          1.060               --
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.225          1.246               --
                                                       2004      1.133          1.225               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.204          2.125               --
                                                       2007      1.930          2.204           35,911
                                                       2006      1.571          1.930           36,265
                                                       2005      1.402          1.571           36,572
                                                       2004      1.211          1.402           32,029
                                                       2003      1.000          1.211               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.488          1.427               --
                                                       2007      1.425          1.488            5,393
                                                       2006      1.343          1.425            5,362
                                                       2005      1.223          1.343            5,175
                                                       2004      1.121          1.223            4,425
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.290          1.275               --
                                                       2005      1.225          1.290               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.150          1.275               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.567          1.544               --
                                                       2007      1.414          1.567               --
                                                       2006      1.252          1.414               --
                                                       2005      1.254          1.252               --
                                                       2004      1.164          1.254               --
                                                       2003      1.000          1.164               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.266          1.303               --
                                                       2005      1.296          1.266               --
                                                       2004      1.123          1.296               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.541          1.450               --
                                                       2007      1.453          1.541               --
                                                       2006      1.338          1.453               --
                                                       2005      1.187          1.338               --
                                                       2004      1.166          1.187               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.252          0.856               --
                                                       2007      1.212          1.252          196,105
                                                       2006      1.112          1.212          205,315
                                                       2005      1.077          1.112          198,970
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.038          1.042               --
                                                       2007      1.010          1.038               --
                                                       2006      0.986          1.010               --
                                                       2005      0.979          0.986               --
                                                       2004      0.991          0.979               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.112          1.135               --
                                                       2005      1.185          1.112               --
                                                       2004      1.195          1.185               --
                                                       2003      1.000          1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.383          1.206               --
                                                       2007      1.330          1.383               --
                                                       2006      1.292          1.330               --
                                                       2005      1.232          1.292               --
                                                       2004      1.134          1.232               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.159          1.160               --
                                                       2007      1.123          1.159            4,588
                                                       2006      1.051          1.123            4,545
                                                       2005      1.049          1.051            4,425
                                                       2004      0.986          1.049            3,395
                                                       2003      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.360          0.716               --
                                                       2007      1.216          1.360               --
                                                       2006      1.232          1.216               --
                                                       2005      1.214          1.232               --
                                                       2004      1.217          1.214               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.852          1.723               --
                                                       2007      1.506          1.852               --
                                                       2006      1.443          1.506               --
                                                       2005      1.320          1.443               --
                                                       2004      1.214          1.320               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.295          0.967           37,511

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.077          0.680           70,366

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.038          0.689               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.477          1.524              319
                                                       2007      2.762          3.477              642

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.241          1.305           34,716

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.162          1.005            3,241

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.453          0.899               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.716          0.936               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.019          0.964               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.221          0.956               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.456          0.991           62,146

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.864          1.869               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.511          0.930            3,804

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.520          0.986              418

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.115          0.724               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.095          0.835           21,253
                                                       2007      1.070          1.095            9,667
                                                       2006      1.003          1.070            9,667

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.542          1.074               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.071          0.653            8,187

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.209          0.793               --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.170          1.442           13,003
                                                       2007      1.832          2.170            4,601
                                                       2006      1.486          1.832            4,654
                                                       2005      1.295          1.486            3,429
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157               --
                                                       2004      1.063          1.089               --
                                                       2003      1.000          1.063               --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.038          1.095           11,961
                                                       2007      1.558          2.038           10,277
                                                       2006      1.333          1.558           10,945
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.650          2.774               --
                                                       2006      2.036          2.650           10,569
                                                       2005      1.620          2.036            4,151
                                                       2004      1.320          1.620               --
                                                       2003      1.000          1.320               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.718          0.898               --
                                                       2007      1.821          1.718               --
                                                       2006      1.638          1.821               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.482          1.454               --
                                                       2007      1.489          1.482            6,048
                                                       2006      1.408          1.489            6,055
                                                       2005      1.316          1.408            6,063
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.344          0.864               --
                                                       2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.173          1.115               --
                                                       2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.202          1.810           19,244
                                                       2006      1.635          2.202           15,831
                                                       2005      1.496          1.635            4,680
                                                       2004      1.165          1.496               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.040          1.011               --
                                                       2007      1.020          1.040               --
                                                       2006      0.996          1.020               --
                                                       2005      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.471          0.965           51,917
                                                       2007      1.335          1.471           53,444
                                                       2006      1.257          1.335           51,325
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.252          1.102            3,124
                                                       2007      2.106          2.252            3,126
                                                       2006      1.759          2.106            3,128
                                                       2005      1.517          1.759            3,130
                                                       2004      1.254          1.517               --
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.309          0.845               --
                                                       2008      1.395          1.309               --
                                                       2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.473          1.107            1,427
                                                       2007      1.329          1.473            1,608
                                                       2006      1.279          1.329            1,584
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2008      2.127          2.035               --
                                                       2007      1.896          2.127           11,950
                                                       2006      1.539          1.896           15,589
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210               --
                                                       2004      1.130          1.238               --
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.432          1.578               --
                                                       2005      1.287          1.432               --
                                                       2004      1.176          1.287               --
                                                       2003      1.000          1.176               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.255          1.220               --
                                                       2007      1.224          1.255           37,460
                                                       2006      1.134          1.224           36,828
                                                       2005      1.112          1.134            8,101
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.621          1.517               --
                                                       2007      1.600          1.621           15,080
                                                       2006      1.414          1.600           19,762
                                                       2005      1.313          1.414           15,225
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.193          0.903           42,028
                                                       2007      1.160          1.193           43,215
                                                       2006      1.086          1.160           42,080
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.052          1.014               --
                                                       2007      1.032          1.052               --
                                                       2006      1.012          1.032               --
                                                       2005      1.011          1.012               --
                                                       2004      0.989          1.011               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.563          1.514               --
                                                       2007      1.528          1.563            8,680
                                                       2006      1.361          1.528           12,633
                                                       2005      1.268          1.361           13,352
                                                       2004      1.159          1.268               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.529          1.457               --
                                                       2007      1.592          1.529           47,665
                                                       2006      1.371          1.592           46,280
                                                       2005      1.299          1.371           13,100
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.656          2.026            4,605
                                                       2005      1.536          1.656            4,611
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.132          1.358               --
                                                       2005      1.054          1.132           13,738
                                                       2004      1.000          1.054               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.112          1.081               --
                                                       2007      2.032          2.112               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.072          1.101           54,175
                                                       2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.309          0.841           69,594
                                                       2007      1.262          1.309           68,657
                                                       2006      1.141          1.262           69,838
                                                       2005      1.096          1.141           35,630
                                                       2004      1.016          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.305          1.289               --
                                                       2007      1.321          1.305           12,954
                                                       2006      1.222          1.321           10,532
                                                       2005      1.203          1.222               --
                                                       2004      1.093          1.203               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.078               --
                                                       2005      1.042          1.060            5,563
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.199          2.119               --
                                                       2007      1.927          2.199            9,936
                                                       2006      1.569          1.927            9,998
                                                       2005      1.401          1.569            5,033
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.484          1.424               --
                                                       2007      1.423          1.484            1,016
                                                       2006      1.341          1.423            1,002
                                                       2005      1.223          1.341               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.563          1.540               --
                                                       2007      1.412          1.563               --
                                                       2006      1.250          1.412               --
                                                       2005      1.253          1.250               --
                                                       2004      1.163          1.253               --
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264               --
                                                       2004      1.123          1.295               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.537          1.446               --
                                                       2007      1.450          1.537            4,487
                                                       2006      1.336          1.450            4,494
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.249          0.855            6,440
                                                       2007      1.211          1.249           69,225
                                                       2006      1.111          1.211           69,837
                                                       2005      1.077          1.111           69,899
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.036          1.039               --
                                                       2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110               --
                                                       2004      1.195          1.184               --
                                                       2003      1.000          1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.380          1.203               --
                                                       2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.157          1.157               --
                                                       2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.357          0.714            3,985
                                                       2007      1.213          1.357            3,529
                                                       2006      1.230          1.213            3,444
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.848          1.719               --
                                                       2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.292          0.964           10,830

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.075          0.678          121,130

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.037          0.688          285,750

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.469          1.520           12,691
                                                       2007      2.757          3.469            9,835

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.048          1.193           20,278

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.159          1.002               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.449          0.896            4,479

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.712          0.933               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.017          0.961               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.218          0.954           29,034

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.452          0.988           46,409

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.859          1.864           15,065

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.507          0.928            4,014

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.516          0.983           10,920

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.113          0.722               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.094          0.834           27,662
                                                       2007      1.070          1.094           24,400
                                                       2006      1.003          1.070           16,032

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.539          1.071               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.070          0.652            1,466

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.206          0.791            9,714





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.160          1.434            15,854
                                                       2007      1.825          2.160            27,002
                                                       2006      1.482          1.825            22,656
                                                       2005      1.293          1.482            23,710
                                                       2004      1.067          1.293            19,240
                                                       2003      1.000          1.067            11,440

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159                --
                                                       2005      1.087          1.154           290,401
                                                       2004      1.063          1.087           288,456
                                                       2003      1.000          1.063           167,112

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.028          1.089            65,036
                                                       2007      1.552          2.028            59,605
                                                       2006      1.330          1.552            49,800
                                                       2005      1.187          1.330            51,573
                                                       2004      1.121          1.187            56,378
                                                       2003      1.000          1.121            28,484

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.640          2.763                --
                                                       2006      2.031          2.640           121,269
                                                       2005      1.618          2.031           126,189
                                                       2004      1.320          1.618            57,431
                                                       2003      1.000          1.320            22,637

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.710          0.893            23,568
                                                       2007      1.815          1.710            27,930
                                                       2006      1.634          1.815            27,698
                                                       2005      1.434          1.634            26,862
                                                       2004      1.238          1.434            14,324
                                                       2003      1.000          1.238             1,309

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.476          1.447                --
                                                       2007      1.484          1.476           435,379
                                                       2006      1.404          1.484           460,599
                                                       2005      1.314          1.404           460,059
                                                       2004      1.172          1.314           298,946
                                                       2003      1.000          1.172           153,167

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.338          0.859             8,266
                                                       2007      1.269          1.338             8,266
                                                       2006      1.187          1.269             8,266
                                                       2005      1.170          1.187             8,266
                                                       2004      1.126          1.170                --
                                                       2003      1.000          1.126                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.170          1.112                --
                                                       2007      1.137          1.170           468,489
                                                       2006      1.006          1.137           488,240
                                                       2005      1.000          1.006           403,756

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.195          1.801            85,294
                                                       2006      1.631          2.195            95,229
                                                       2005      1.493          1.631           113,357
                                                       2004      1.164          1.493            85,025
                                                       2003      1.000          1.164            27,729

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.037          1.008                --
                                                       2007      1.019          1.037            49,918
                                                       2006      0.995          1.019            24,664
                                                       2005      1.000          0.995            31,602

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.464          0.959           524,155
                                                       2007      1.330          1.464           595,695
                                                       2006      1.253          1.330           616,559
                                                       2005      1.177          1.253           313,252
                                                       2004      1.115          1.177            40,798
                                                       2003      1.000          1.115             9,919

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.242          1.096            73,951
                                                       2007      2.098          2.242            82,343
                                                       2006      1.754          2.098            99,521
                                                       2005      1.514          1.754           104,972
                                                       2004      1.254          1.514            98,828
                                                       2003      1.000          1.254            80,019

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.302          1.302                --
                                                       2008      1.388          1.302                --
                                                       2007      1.401          1.388           160,579
                                                       2006      1.260          1.401           210,033
                                                       2005      1.215          1.260           176,373
                                                       2004      1.128          1.215           124,026
                                                       2003      1.000          1.128            17,359

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.466          1.101           121,650
                                                       2007      1.324          1.466           148,908
                                                       2006      1.276          1.324           136,011
                                                       2005      1.203          1.276           139,318
                                                       2004      1.123          1.203            96,846
                                                       2003      1.000          1.123             4,467

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (7/03).....  2008      2.117          2.025                --
                                                       2007      1.889          2.117           178,211
                                                       2006      1.535          1.889           176,674
                                                       2005      1.352          1.535           131,334
                                                       2004      1.185          1.352           130,051
                                                       2003      1.000          1.185            21,842

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.207          1.262                --
                                                       2005      1.236          1.207            81,798
                                                       2004      1.130          1.236            80,918
                                                       2003      1.000          1.130             3,862

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.428          1.572                --
                                                       2005      1.285          1.428                --
                                                       2004      1.176          1.285                --
                                                       2003      1.000          1.176                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.249          1.214                --
                                                       2007      1.219          1.249           101,585
                                                       2006      1.131          1.219           111,401
                                                       2005      1.110          1.131           107,539
                                                       2004      1.063          1.110           101,837
                                                       2003      1.000          1.063            12,272

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.613          1.510                --
                                                       2007      1.594          1.613           100,502
                                                       2006      1.411          1.594            99,681
                                                       2005      1.311          1.411           116,657
                                                       2004      1.156          1.311            78,630
                                                       2003      1.000          1.156            11,317

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.189          0.899           360,131
                                                       2007      1.157          1.189           371,557
                                                       2006      1.084          1.157           296,784
                                                       2005      1.058          1.084           213,886
                                                       2004      1.003          1.058             8,761

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.047          1.009                --
                                                       2007      1.029          1.047           715,867
                                                       2006      1.009          1.029           721,818
                                                       2005      1.010          1.009           755,373
                                                       2004      0.989          1.010           741,711
                                                       2003      1.000          0.989            40,767

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.556          1.506                --
                                                       2007      1.523          1.556           804,221
                                                       2006      1.357          1.523           831,053
                                                       2005      1.266          1.357           798,456
                                                       2004      1.158          1.266           654,549
                                                       2003      1.000          1.158           214,266

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.522          1.450                --
                                                       2007      1.587          1.522           732,138
                                                       2006      1.368          1.587           806,444
                                                       2005      1.297          1.368           598,995
                                                       2004      1.163          1.297           282,426
                                                       2003      1.000          1.163            25,645

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.652          2.019           442,398
                                                       2005      1.533          1.652           448,368
                                                       2004      1.245          1.533           304,896
                                                       2003      1.000          1.245           107,469

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.131          1.355                --
                                                       2005      1.053          1.131            64,188
                                                       2004      1.000          1.053            50,309

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.103          1.075             9,693
                                                       2007      2.025          2.103            46,979
                                                       2006      1.592          2.025            12,823
                                                       2005      1.324          1.592            17,978
                                                       2004      1.180          1.324            17,695
                                                       2003      1.000          1.180             1,413

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.068          1.095           124,617
                                                       2007      1.031          1.068           119,639
                                                       2006      1.013          1.031           142,686
                                                       2005      1.010          1.013           153,770
                                                       2004      0.996          1.010           151,122
                                                       2003      1.000          0.996            10,475

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.305          0.838         1,581,048
                                                       2007      1.259          1.305         1,490,977
                                                       2006      1.139          1.259         1,538,144
                                                       2005      1.095          1.139         1,523,550
                                                       2004      1.016          1.095         1,103,829

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.299          1.283                --
                                                       2007      1.317          1.299           592,256
                                                       2006      1.219          1.317           613,922
                                                       2005      1.201          1.219           616,581
                                                       2004      1.092          1.201           592,379
                                                       2003      1.000          1.092           138,613

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076                --
                                                       2005      1.042          1.058            90,075
                                                       2004      1.005          1.042                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.222          1.242                --
                                                       2004      1.132          1.222           312,892
                                                       2003      1.000          1.132            20,158

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.189          2.109                --
                                                       2007      1.920          2.189           209,300
                                                       2006      1.565          1.920           255,617
                                                       2005      1.399          1.565           262,838
                                                       2004      1.210          1.399           189,048
                                                       2003      1.000          1.210            88,264

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.477          1.417                --
                                                       2007      1.418          1.477           300,902
                                                       2006      1.338          1.418           278,136
                                                       2005      1.221          1.338           283,186
                                                       2004      1.120          1.221           215,207
                                                       2003      1.000          1.120           119,673

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.285          1.268                --
                                                       2005      1.223          1.285            87,257
                                                       2004      1.110          1.223            70,171
                                                       2003      1.000          1.110            73,182

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.149          1.271                --
                                                       2005      1.037          1.149            49,823

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.556          1.533                --
                                                       2007      1.407          1.556           235,025
                                                       2006      1.247          1.407           250,594
                                                       2005      1.251          1.247           265,905
                                                       2004      1.163          1.251           275,024
                                                       2003      1.000          1.163            60,395

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.261          1.296                --
                                                       2005      1.293          1.261           198,995
                                                       2004      1.122          1.293           187,731
                                                       2003      1.000          1.122             1,201

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.530          1.439                --
                                                       2007      1.445          1.530            35,824
                                                       2006      1.332          1.445            36,664
                                                       2005      1.184          1.332            36,569
                                                       2004      1.165          1.184            22,308
                                                       2003      1.000          1.165            19,438

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.245          0.851           822,989
                                                       2007      1.208          1.245           845,420
                                                       2006      1.110          1.208           984,151
                                                       2005      1.076          1.110         1,139,760
                                                       2004      1.000          1.076            89,489

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.031          1.034                --
                                                       2007      1.004          1.031            33,657
                                                       2006      0.982          1.004           146,413
                                                       2005      0.977          0.982            28,760
                                                       2004      0.990          0.977           274,043
                                                       2003      1.000          0.990             6,766

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.107          1.129                --
                                                       2005      1.182          1.107           212,634
                                                       2004      1.194          1.182            42,485
                                                       2003      1.000          1.194                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.374          1.197                --
                                                       2007      1.323          1.374            81,560
                                                       2006      1.287          1.323            71,759
                                                       2005      1.229          1.287            72,117
                                                       2004      1.133          1.229            48,356
                                                       2003      1.000          1.133            16,484

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.151          1.151                --
                                                       2007      1.117          1.151           349,696
                                                       2006      1.047          1.117           353,312
                                                       2005      1.047          1.047           368,592
                                                       2004      0.985          1.047           348,639
                                                       2003      1.000          0.985            33,347

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.350          0.710            74,524
                                                       2007      1.209          1.350            86,576
                                                       2006      1.227          1.209            84,702
                                                       2005      1.211          1.227           149,732
                                                       2004      1.216          1.211            92,170
                                                       2003      1.000          1.216            23,585

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.839          1.710                --
                                                       2007      1.498          1.839           107,814
                                                       2006      1.437          1.498           105,855
                                                       2005      1.317          1.437           102,298
                                                       2004      1.213          1.317            76,106
                                                       2003      1.000          1.213            12,043

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.286          0.959           555,213

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.072          0.676           773,187

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.035          0.686           557,303

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.453          1.512            94,074
                                                       2007      2.746          3.453           104,255

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.224          1.294           130,216

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.153          0.996           324,220

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.442          0.891            36,084

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.704          0.928            88,773

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.012          0.956           701,637

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.212          0.948            85,266

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.445          0.983           721,612

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.850          1.853           465,455

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.500          0.922           760,033

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.509          0.978            80,612

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.111          0.720           208,244

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.092          0.832           325,782
                                                       2007      1.069          1.092           379,953
                                                       2006      1.003          1.069           325,089

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.531          1.065           243,676

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.068          0.650           398,832

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.200          0.787            93,582





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.155          1.430           215,906
                                                       2007      1.822          2.155           312,590
                                                       2006      1.481          1.822           366,397
                                                       2005      1.292          1.481           372,594
                                                       2004      1.066          1.292           255,686
                                                       2003      1.000          1.066            53,333

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.152          1.158                --
                                                       2005      1.086          1.152         1,412,665
                                                       2004      1.062          1.086         1,319,889
                                                       2003      1.000          1.062           193,955

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.024          1.086           428,762
                                                       2007      1.550          2.024           465,065
                                                       2006      1.328          1.550           381,065
                                                       2005      1.186          1.328           362,283
                                                       2004      1.121          1.186           202,175
                                                       2003      1.000          1.121            83,217

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.636          2.758                --
                                                       2006      2.028          2.636           838,986
                                                       2005      1.616          2.028           899,458
                                                       2004      1.319          1.616           587,875
                                                       2003      1.000          1.319            20,306

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.706          0.891            79,244
                                                       2007      1.812          1.706            95,211
                                                       2006      1.632          1.812           111,268
                                                       2005      1.433          1.632           114,136
                                                       2004      1.238          1.433           153,840
                                                       2003      1.000          1.238             5,549

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.472          1.443                --
                                                       2007      1.481          1.472         1,303,173
                                                       2006      1.402          1.481         1,426,094
                                                       2005      1.313          1.402         1,596,211
                                                       2004      1.172          1.313         1,372,525
                                                       2003      1.000          1.172           156,281

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.335          0.856            55,365
                                                       2007      1.267          1.335            86,767
                                                       2006      1.185          1.267           101,987
                                                       2005      1.169          1.185           110,465
                                                       2004      1.125          1.169            37,746
                                                       2003      1.000          1.125            20,972

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.169          1.110                --
                                                       2007      1.137          1.169         2,697,228
                                                       2006      1.006          1.137         2,713,066
                                                       2005      1.000          1.006         2,858,953

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.191          1.797         1,040,641
                                                       2006      1.629          2.191         1,143,930
                                                       2005      1.492          1.629         1,245,319
                                                       2004      1.164          1.492         1,086,069
                                                       2003      1.000          1.164           219,388

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.036          1.007                --
                                                       2007      1.018          1.036            70,390
                                                       2006      0.995          1.018             7,265
                                                       2005      1.000          0.995             7,272

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.461          0.957         2,595,224
                                                       2007      1.328          1.461         3,220,778
                                                       2006      1.252          1.328         3,496,811
                                                       2005      1.176          1.252         2,323,786
                                                       2004      1.115          1.176           688,589
                                                       2003      1.000          1.115           165,098

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.237          1.093           782,684
                                                       2007      2.094          2.237           884,298
                                                       2006      1.752          2.094           914,487
                                                       2005      1.513          1.752         1,083,970
                                                       2004      1.253          1.513           654,608
                                                       2003      1.000          1.253           120,691

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.299          1.299                --
                                                       2008      1.385          1.299                --
                                                       2007      1.399          1.385           992,695
                                                       2006      1.259          1.399         1,114,920
                                                       2005      1.214          1.259         1,061,409
                                                       2004      1.128          1.214           820,983
                                                       2003      1.000          1.128            98,074

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.463          1.097           661,899
                                                       2007      1.322          1.463           770,922
                                                       2006      1.274          1.322           807,263
                                                       2005      1.202          1.274         1,118,378
                                                       2004      1.123          1.202           763,880
                                                       2003      1.000          1.123           115,899

  DWSI International Subaccount (Class B) (7/03).....  2008      2.112          2.020                --
                                                       2007      1.885          2.112           905,996
                                                       2006      1.533          1.885           941,853
                                                       2005      1.350          1.533           739,991
                                                       2004      1.185          1.350           544,810
                                                       2003      1.000          1.185            88,568

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.206          1.260                --
                                                       2005      1.235          1.206         1,093,138
                                                       2004      1.130          1.235           702,747
                                                       2003      1.000          1.130           114,752

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.426          1.570                --
                                                       2005      1.284          1.426            96,209
                                                       2004      1.175          1.284           100,352
                                                       2003      1.000          1.175            70,396

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.246          1.211                --
                                                       2007      1.217          1.246         1,314,581
                                                       2006      1.130          1.217         1,305,019
                                                       2005      1.109          1.130         1,413,029
                                                       2004      1.063          1.109         1,135,374
                                                       2003      1.000          1.063           240,677

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.610          1.506                --
                                                       2007      1.591          1.610         1,507,328
                                                       2006      1.409          1.591         1,597,699
                                                       2005      1.310          1.409         1,630,945
                                                       2004      1.156          1.310         1,070,728
                                                       2003      1.000          1.156           187,464

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.187          0.897         3,143,648
                                                       2007      1.156          1.187         3,060,131
                                                       2006      1.083          1.156         2,698,129
                                                       2005      1.058          1.083         2,090,415
                                                       2004      1.003          1.058           818,805

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.045          1.006                --
                                                       2007      1.027          1.045         3,343,448
                                                       2006      1.008          1.027         3,490,478
                                                       2005      1.009          1.008         3,471,549
                                                       2004      0.988          1.009         3,241,694
                                                       2003      1.000          0.988           776,414

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.552          1.503                --
                                                       2007      1.520          1.552         2,573,182
                                                       2006      1.355          1.520         3,220,705
                                                       2005      1.265          1.355         3,877,898
                                                       2004      1.158          1.265         3,402,692
                                                       2003      1.000          1.158           281,093

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.519          1.447                --
                                                       2007      1.584          1.519         5,027,960
                                                       2006      1.366          1.584         5,167,979
                                                       2005      1.296          1.366         3,949,262
                                                       2004      1.163          1.296         2,944,614
                                                       2003      1.000          1.163           345,760

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.650          2.016         1,727,703
                                                       2005      1.532          1.650         1,912,056
                                                       2004      1.245          1.532         1,653,878
                                                       2003      1.000          1.245           203,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.354                --
                                                       2005      1.053          1.130           233,518
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.098          1.072           794,917
                                                       2007      2.021          2.098           932,133
                                                       2006      1.590          2.021           848,388
                                                       2005      1.323          1.590           918,999
                                                       2004      1.180          1.323           651,961
                                                       2003      1.000          1.180           142,970

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.065          1.092         1,883,030
                                                       2007      1.029          1.065         1,653,043
                                                       2006      1.012          1.029         1,834,004
                                                       2005      1.009          1.012         1,702,600
                                                       2004      0.995          1.009         1,617,923
                                                       2003      1.000          0.995           326,395

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.302          0.836         4,429,979
                                                       2007      1.258          1.302         4,703,657
                                                       2006      1.139          1.258         4,910,402
                                                       2005      1.095          1.139         4,529,817
                                                       2004      1.016          1.095         1,527,819

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.296          1.279                --
                                                       2007      1.314          1.296         1,452,167
                                                       2006      1.217          1.314         1,728,669
                                                       2005      1.200          1.217         1,715,502
                                                       2004      1.092          1.200         1,606,243
                                                       2003      1.000          1.092           495,171

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075                --
                                                       2005      1.041          1.057           616,698
                                                       2004      1.005          1.041           403,424

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.221          1.241                --
                                                       2004      1.132          1.221         2,195,972
                                                       2003      1.000          1.132           163,658

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.184          2.104                --
                                                       2007      1.917          2.184         1,717,858
                                                       2006      1.563          1.917         2,030,052
                                                       2005      1.398          1.563         2,020,976
                                                       2004      1.210          1.398         1,931,793
                                                       2003      1.000          1.210           141,788

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.474          1.414                --
                                                       2007      1.415          1.474           611,394
                                                       2006      1.336          1.415           679,397
                                                       2005      1.220          1.336           737,651
                                                       2004      1.120          1.220           990,342
                                                       2003      1.000          1.120           158,746

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.283          1.266                --
                                                       2005      1.222          1.283            92,956
                                                       2004      1.110          1.222            32,352
                                                       2003      1.000          1.110             9,683

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.148          1.270                --
                                                       2005      1.036          1.148            65,272

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.553          1.529                --
                                                       2007      1.404          1.553           912,428
                                                       2006      1.245          1.404         1,026,737
                                                       2005      1.250          1.245         1,170,701
                                                       2004      1.163          1.250         1,211,453
                                                       2003      1.000          1.163           384,869

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.259          1.294                --
                                                       2005      1.292          1.259           732,687
                                                       2004      1.122          1.292           826,372
                                                       2003      1.000          1.122           285,227

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.527          1.436                --
                                                       2007      1.443          1.527           279,456
                                                       2006      1.331          1.443           274,945
                                                       2005      1.183          1.331           259,942
                                                       2004      1.165          1.183           120,411
                                                       2003      1.000          1.165            32,701

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.243          0.849         4,744,890
                                                       2007      1.206          1.243         5,694,782
                                                       2006      1.109          1.206         5,493,860
                                                       2005      1.076          1.109         5,500,435
                                                       2004      1.000          1.076         1,696,423

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.029          1.032                --
                                                       2007      1.002          1.029         3,363,453
                                                       2006      0.981          1.002         1,921,703
                                                       2005      0.976          0.981           407,293
                                                       2004      0.990          0.976         1,690,427
                                                       2003      1.000          0.990         1,382,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.106          1.127                --
                                                       2005      1.181          1.106         1,166,411
                                                       2004      1.194          1.181           863,278
                                                       2003      1.000          1.194           113,339

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.371          1.194                --
                                                       2007      1.321          1.371         1,115,019
                                                       2006      1.285          1.321         1,174,710
                                                       2005      1.228          1.285         1,251,546
                                                       2004      1.133          1.228         1,091,295
                                                       2003      1.000          1.133           113,258

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.149          1.148                --
                                                       2007      1.115          1.149         1,684,108
                                                       2006      1.045          1.115         1,810,175
                                                       2005      1.046          1.045         1,782,342
                                                       2004      0.985          1.046         1,449,640
                                                       2003      1.000          0.985           154,432

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.347          0.708           416,050
                                                       2007      1.207          1.347           373,758
                                                       2006      1.225          1.207           418,102
                                                       2005      1.210          1.225           654,505
                                                       2004      1.216          1.210           590,476
                                                       2003      1.000          1.216           175,265

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.835          1.706                --
                                                       2007      1.495          1.835           444,814
                                                       2006      1.436          1.495           421,434
                                                       2005      1.316          1.436           458,244
                                                       2004      1.213          1.316           494,879
                                                       2003      1.000          1.213            72,271

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.283          0.956         1,123,073

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.071          0.675         2,449,277

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.034          0.685         9,498,604

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.445          1.507           711,476
                                                       2007      2.741          3.445           691,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.219          1.291         1,124,147

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.151          0.994         1,616,410

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.439          0.889           290,895

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.700          0.926           358,510

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.009          0.953         3,941,577

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.209          0.946         1,283,925

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.442          0.980         4,594,964

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.846          1.848         2,177,030

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.496          0.920         2,820,514

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.505          0.975         1,385,415

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.109          0.719         3,495,408

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.091          0.831         1,612,912
                                                       2007      1.069          1.091         1,570,181
                                                       2006      1.003          1.069         1,653,919

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.527          1.062           724,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.067          0.649         2,452,097

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.197          0.785         3,817,198





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.150          1.426               --
                                                       2007      1.819          2.150               --
                                                       2006      1.479          1.819               --
                                                       2005      1.291          1.479               --
                                                       2004      1.066          1.291               --
                                                       2003      1.000          1.066               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156               --
                                                       2005      1.086          1.151               --
                                                       2004      1.062          1.086               --
                                                       2003      1.000          1.062               --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.019          1.083               --
                                                       2007      1.547          2.019               --
                                                       2006      1.326          1.547               --
                                                       2005      1.185          1.326               --
                                                       2004      1.121          1.185               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.631          2.753               --
                                                       2006      2.025          2.631               --
                                                       2005      1.615          2.025               --
                                                       2004      1.319          1.615               --
                                                       2003      1.000          1.319               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.702          0.888               --
                                                       2007      1.808          1.702               --
                                                       2006      1.630          1.808               --
                                                       2005      1.431          1.630               --
                                                       2004      1.238          1.431            3,652
                                                       2003      1.000          1.238               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.469          1.440               --
                                                       2007      1.478          1.469               --
                                                       2006      1.401          1.478               --
                                                       2005      1.312          1.401               --
                                                       2004      1.171          1.312            3,916
                                                       2003      1.000          1.171               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.332          0.854               --
                                                       2007      1.264          1.332               --
                                                       2006      1.184          1.264               --
                                                       2005      1.168          1.184               --
                                                       2004      1.125          1.168               --
                                                       2003      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.167          1.109               --
                                                       2007      1.136          1.167               --
                                                       2006      1.006          1.136               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.187          1.793            9,292
                                                       2006      1.627          2.187            9,302
                                                       2005      1.491          1.627            9,312
                                                       2004      1.164          1.491            5,292
                                                       2003      1.000          1.164               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.035          1.005               --
                                                       2007      1.017          1.035               --
                                                       2006      0.995          1.017               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.457          0.954               --
                                                       2007      1.326          1.457               --
                                                       2006      1.250          1.326               --
                                                       2005      1.175          1.250               --
                                                       2004      1.115          1.175               --
                                                       2003      1.000          1.115               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.232          1.090               --
                                                       2007      2.091          2.232               --
                                                       2006      1.750          2.091               --
                                                       2005      1.512          1.750               --
                                                       2004      1.253          1.512            3,462
                                                       2003      1.000          1.253               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.296          0.836               --
                                                       2008      1.382          1.296               --
                                                       2007      1.396          1.382               --
                                                       2006      1.257          1.396               --
                                                       2005      1.213          1.257               --
                                                       2004      1.127          1.213            4,220
                                                       2003      1.000          1.127               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.460          1.094            4,851
                                                       2007      1.319          1.460            4,854
                                                       2006      1.272          1.319            4,857
                                                       2005      1.201          1.272            4,860
                                                       2004      1.123          1.201               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (7/03).....  2008      2.108          2.015               --
                                                       2007      1.882          2.108               --
                                                       2006      1.531          1.882               --
                                                       2005      1.349          1.531               --
                                                       2004      1.184          1.349               --
                                                       2003      1.000          1.184               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.204          1.258               --
                                                       2005      1.234          1.204               --
                                                       2004      1.129          1.234               --
                                                       2003      1.000          1.129               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.425          1.567               --
                                                       2005      1.283          1.425               --
                                                       2004      1.175          1.283               --
                                                       2003      1.000          1.175               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.244          1.208               --
                                                       2007      1.215          1.244               --
                                                       2006      1.129          1.215               --
                                                       2005      1.108          1.129               --
                                                       2004      1.063          1.108               --
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.606          1.502               --
                                                       2007      1.589          1.606               --
                                                       2006      1.407          1.589               --
                                                       2005      1.309          1.407               --
                                                       2004      1.155          1.309               --
                                                       2003      1.000          1.155               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.185          0.895               --
                                                       2007      1.155          1.185               --
                                                       2006      1.083          1.155               --
                                                       2005      1.058          1.083               --
                                                       2004      1.003          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.042          1.004               --
                                                       2007      1.025          1.042               --
                                                       2006      1.007          1.025               --
                                                       2005      1.008          1.007               --
                                                       2004      0.988          1.008               --
                                                       2003      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.549          1.499               --
                                                       2007      1.517          1.549               --
                                                       2006      1.354          1.517               --
                                                       2005      1.264          1.354               --
                                                       2004      1.158          1.264               --
                                                       2003      1.000          1.158               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.516          1.443               --
                                                       2007      1.581          1.516           10,489
                                                       2006      1.364          1.581           10,500
                                                       2005      1.295          1.364            6,511
                                                       2004      1.162          1.295            6,124
                                                       2003      1.000          1.162               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.647          2.012            1,781
                                                       2005      1.531          1.647            1,787
                                                       2004      1.244          1.531            5,165
                                                       2003      1.000          1.244               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.352               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.093          1.069               --
                                                       2007      2.018          2.093               --
                                                       2006      1.588          2.018               --
                                                       2005      1.322          1.588               --
                                                       2004      1.180          1.322               --
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.063          1.089               --
                                                       2007      1.028          1.063               --
                                                       2006      1.010          1.028               --
                                                       2005      1.008          1.010               --
                                                       2004      0.995          1.008            5,032
                                                       2003      1.000          0.995               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.300          0.834               --
                                                       2007      1.256          1.300               --
                                                       2006      1.138          1.256               --
                                                       2005      1.095          1.138               --
                                                       2004      1.016          1.095               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.293          1.276               --
                                                       2007      1.312          1.293               --
                                                       2006      1.215          1.312               --
                                                       2005      1.199          1.215               --
                                                       2004      1.091          1.199            4,259
                                                       2003      1.000          1.091               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074               --
                                                       2005      1.041          1.057               --
                                                       2004      1.005          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.220          1.239               --
                                                       2004      1.132          1.220               --
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.179          2.099               --
                                                       2007      1.913          2.179               --
                                                       2006      1.561          1.913               --
                                                       2005      1.397          1.561               --
                                                       2004      1.209          1.397               --
                                                       2003      1.000          1.209               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.471          1.410               --
                                                       2007      1.413          1.471               --
                                                       2006      1.335          1.413               --
                                                       2005      1.219          1.335               --
                                                       2004      1.119          1.219               --
                                                       2003      1.000          1.119               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.282          1.264               --
                                                       2005      1.221          1.282               --
                                                       2004      1.110          1.221               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.147          1.268               --
                                                       2005      1.036          1.147               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.549          1.525               --
                                                       2007      1.402          1.549            6,891
                                                       2006      1.244          1.402            6,900
                                                       2005      1.249          1.244            6,910
                                                       2004      1.162          1.249            2,170
                                                       2003      1.000          1.162               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.258          1.292               --
                                                       2005      1.291          1.258            4,575
                                                       2004      1.122          1.291               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.523          1.432               --
                                                       2007      1.440          1.523               --
                                                       2006      1.329          1.440               --
                                                       2005      1.183          1.329               --
                                                       2004      1.164          1.183               --
                                                       2003      1.000          1.164               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.241          0.847               --
                                                       2007      1.205          1.241               --
                                                       2006      1.108          1.205               --
                                                       2005      1.076          1.108               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.026          1.029               --
                                                       2007      1.001          1.026               --
                                                       2006      0.979          1.001               --
                                                       2005      0.975          0.979               --
                                                       2004      0.990          0.975               --
                                                       2003      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.105          1.125               --
                                                       2005      1.180          1.105               --
                                                       2004      1.193          1.180               --
                                                       2003      1.000          1.193               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.367          1.191               --
                                                       2007      1.319          1.367               --
                                                       2006      1.284          1.319               --
                                                       2005      1.227          1.284               --
                                                       2004      1.132          1.227               --
                                                       2003      1.000          1.132               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.146          1.145               --
                                                       2007      1.113          1.146           11,194
                                                       2006      1.044          1.113           11,201
                                                       2005      1.045          1.044           11,208
                                                       2004      0.985          1.045               --
                                                       2003      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.344          0.706               --
                                                       2007      1.205          1.344               --
                                                       2006      1.224          1.205               --
                                                       2005      1.209          1.224               --
                                                       2004      1.215          1.209               --
                                                       2003      1.000          1.215               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.831          1.702               --
                                                       2007      1.493          1.831            8,879
                                                       2006      1.434          1.493            8,884
                                                       2005      1.315          1.434            8,890
                                                       2004      1.212          1.315               --
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.279          0.953               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.069          0.674               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.033          0.684               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.438          1.503               --
                                                       2007      2.735          3.438               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.028          1.179               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.148          0.991           11,187

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.435          0.886               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.695          0.923            8,873

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.007          0.951               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.206          0.943               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.438          0.977            8,378

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.841          1.843            4,041

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.493          0.917               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.502          0.972               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.108          0.718               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.090          0.830           13,124
                                                       2007      1.068          1.090               --
                                                       2006      1.003          1.068               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.524          1.059            4,737

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.066          0.648               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.194          0.783               --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.026          1.343            71,036
                                                       2007      1.714          2.026            51,616
                                                       2006      1.395          1.714            53,436
                                                       2005      1.218          1.395            48,071
                                                       2004      1.000          1.218                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.104          1.109                --
                                                       2005      1.042          1.104            40,866
                                                       2004      1.000          1.042                --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.792          0.961            39,800
                                                       2007      1.373          1.792            68,707
                                                       2006      1.178          1.373            38,551
                                                       2005      1.053          1.178            32,093
                                                       2004      1.000          1.053                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.097          2.194                --
                                                       2006      1.615          2.097           548,445
                                                       2005      1.289          1.615           296,934
                                                       2004      1.000          1.289                --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.335          0.696            68,546
                                                       2007      1.419          1.335            58,050
                                                       2006      1.279          1.419            40,171
                                                       2005      1.124          1.279            16,299
                                                       2004      1.000          1.124                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.263          1.238                --
                                                       2007      1.272          1.263            84,715
                                                       2006      1.206          1.272            85,324
                                                       2005      1.130          1.206            55,984
                                                       2004      1.000          1.130                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.172          0.751                --
                                                       2007      1.113          1.172                --
                                                       2006      1.043          1.113                --
                                                       2005      1.030          1.043                --
                                                       2004      1.000          1.030                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.166          1.107                --
                                                       2007      1.135          1.166           195,645
                                                       2006      1.006          1.135           194,699
                                                       2005      1.000          1.006           194,098

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.880          1.541           266,013
                                                       2006      1.399          1.880           232,788
                                                       2005      1.283          1.399           194,118
                                                       2004      1.000          1.283                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.033          1.004                --
                                                       2007      1.017          1.033            21,164
                                                       2006      0.995          1.017            20,150
                                                       2005      1.000          0.995            19,219

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.288          0.843           268,155
                                                       2007      1.172          1.288           344,486
                                                       2006      1.106          1.172           362,162
                                                       2005      1.040          1.106           186,159
                                                       2004      1.000          1.040                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.743          0.851           166,474
                                                       2007      1.634          1.743           190,160
                                                       2006      1.368          1.634           195,277
                                                       2005      1.183          1.368           148,657
                                                       2004      1.000          1.183                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.138          1.138                --
                                                       2008      1.214          1.138                --
                                                       2007      1.227          1.214           490,349
                                                       2006      1.106          1.227           487,432
                                                       2005      1.067          1.106           366,062
                                                       2004      1.000          1.067                --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.270          0.952           106,480
                                                       2007      1.149          1.270           154,541
                                                       2006      1.108          1.149           145,978
                                                       2005      1.047          1.108           116,009
                                                       2004      1.000          1.047                --

  DWSI International Subaccount (Class B) (7/03).....  2008      1.803          1.723                --
                                                       2007      1.611          1.803           127,733
                                                       2006      1.311          1.611           133,712
                                                       2005      1.156          1.311            68,613
                                                       2004      1.000          1.156                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.066          1.113                --
                                                       2005      1.093          1.066            71,221
                                                       2004      1.000          1.093                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.211          1.331                --
                                                       2005      1.091          1.211            46,232
                                                       2004      1.000          1.091                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.168          1.134                --
                                                       2007      1.142          1.168           190,198
                                                       2006      1.061          1.142           195,954
                                                       2005      1.043          1.061           196,685
                                                       2004      1.000          1.043                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.342          1.255                --
                                                       2007      1.328          1.342           203,239
                                                       2006      1.177          1.328           126,198
                                                       2005      1.095          1.177           114,247
                                                       2004      1.000          1.095                --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.183          0.894         1,147,898
                                                       2007      1.153          1.183           847,834
                                                       2006      1.082          1.153         1,015,564
                                                       2005      1.058          1.082           591,964
                                                       2004      1.002          1.058                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.077          1.037                --
                                                       2007      1.060          1.077           373,016
                                                       2006      1.041          1.060           373,118
                                                       2005      1.043          1.041           283,402
                                                       2004      1.000          1.043                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.311          1.269                --
                                                       2007      1.285          1.311           256,839
                                                       2006      1.147          1.285           250,962
                                                       2005      1.072          1.147           214,562
                                                       2004      1.000          1.072                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.314          1.251                --
                                                       2007      1.372          1.314         1,250,438
                                                       2006      1.184          1.372         1,231,102
                                                       2005      1.124          1.184         1,046,070
                                                       2004      1.000          1.124                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.561           295,734
                                                       2005      1.189          1.279           308,550
                                                       2004      1.000          1.189                --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.129          1.351                --
                                                       2005      1.053          1.129            56,182
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.834          0.937           255,122
                                                       2007      1.769          1.834           285,776
                                                       2006      1.393          1.769           251,382
                                                       2005      1.160          1.393           230,741
                                                       2004      1.000          1.160                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.089          1.116            51,944
                                                       2007      1.054          1.089            32,550
                                                       2006      1.037          1.054            30,840
                                                       2005      1.035          1.037            25,923
                                                       2004      1.000          1.035                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.298          0.832         2,321,357
                                                       2007      1.255          1.298         2,818,319
                                                       2006      1.137          1.255         2,514,600
                                                       2005      1.095          1.137         2,409,174
                                                       2004      1.016          1.095                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.188          1.173                --
                                                       2007      1.206          1.188           337,303
                                                       2006      1.118          1.206           333,001
                                                       2005      1.103          1.118           328,946
                                                       2004      1.000          1.103                --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073                --
                                                       2005      1.041          1.056           245,486
                                                       2004      1.005          1.041                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.071          1.088                --
                                                       2004      1.000          1.071                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.819          1.752                --
                                                       2007      1.598          1.819           434,395
                                                       2006      1.304          1.598           375,875
                                                       2005      1.168          1.304           214,538
                                                       2004      1.000          1.168                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.324          1.269                --
                                                       2007      1.272          1.324            11,017
                                                       2006      1.202          1.272            10,961
                                                       2005      1.098          1.202             8,950
                                                       2004      1.000          1.098                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.143          1.127                --
                                                       2005      1.089          1.143            44,116
                                                       2004      1.000          1.089                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.147          1.267                --
                                                       2005      1.036          1.147            99,873

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.327          1.306                --
                                                       2007      1.201          1.327            99,001
                                                       2006      1.067          1.201            98,033
                                                       2005      1.072          1.067            62,040
                                                       2004      1.000          1.072                --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.105          1.135                --
                                                       2005      1.135          1.105            17,403
                                                       2004      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.372          1.289                --
                                                       2007      1.297          1.372            25,712
                                                       2006      1.198          1.297             6,636
                                                       2005      1.066          1.198            11,923
                                                       2004      1.000          1.066                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.239          0.845         1,314,207
                                                       2007      1.203          1.239         1,664,296
                                                       2006      1.107          1.203         1,632,161
                                                       2005      1.076          1.107         1,428,113
                                                       2004      1.000          1.076                --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.043          1.046                --
                                                       2007      1.017          1.043           196,222
                                                       2006      0.996          1.017                --
                                                       2005      0.993          0.996             9,985
                                                       2004      1.000          0.993                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.970          0.988                --
                                                       2005      1.037          0.970            53,574
                                                       2004      1.000          1.037                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.203          1.048                --
                                                       2007      1.160          1.203           158,883
                                                       2006      1.130          1.160           157,323
                                                       2005      1.081          1.130            68,782
                                                       2004      1.000          1.081                --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.207          1.206                --
                                                       2007      1.173          1.207           114,490
                                                       2006      1.100          1.173           110,442
                                                       2005      1.102          1.100           105,435
                                                       2004      1.000          1.102                --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.153          0.605            23,992
                                                       2007      1.034          1.153            25,642
                                                       2006      1.051          1.034            23,793
                                                       2005      1.039          1.051            13,373
                                                       2004      1.000          1.039                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.540          1.432                --
                                                       2007      1.257          1.540            80,569
                                                       2006      1.207          1.257            84,704
                                                       2005      1.108          1.207            68,246
                                                       2004      1.000          1.108                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.176          0.876           385,139

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.068          0.672           476,038

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.032          0.683         6,465,586

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.739          1.197           905,065
                                                       2007      2.180          2.739           676,155

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      1.746          1.015           267,556

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.208          1.043           145,218

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.292          0.798             6,630

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.426          0.776            72,325

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.041          0.982           617,512

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.133          0.886           186,012

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.247          0.847           869,587

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.582          1.583           346,922

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.264          0.776           250,003

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.255          0.812           196,972

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.106          0.716           151,951

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.089          0.829           201,892
                                                       2007      1.068          1.089           131,504
                                                       2006      1.003          1.068            45,191

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.305          0.907            96,735

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.064          0.647            88,269

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.050          0.688         1,522,492

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.141          1.418           609,912
                                                       2007      1.812          2.141           841,706
                                                       2006      1.475          1.812           954,561
                                                       2005      1.289          1.475           656,810
                                                       2004      1.065          1.289           334,463
                                                       2003      1.000          1.065            34,545

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148         2,166,535
                                                       2004      1.061          1.084         1,724,029
                                                       2003      1.000          1.061           441,365

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.010          1.077           611,970
                                                       2007      1.541          2.010           658,846
                                                       2006      1.323          1.541           600,391
                                                       2005      1.184          1.323           642,291
                                                       2004      1.120          1.184           556,625
                                                       2003      1.000          1.120           113,802

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.622          2.742                --
                                                       2006      2.020          2.622           948,578
                                                       2005      1.613          2.020           735,007
                                                       2004      1.318          1.613           524,512
                                                       2003      1.000          1.318            46,378

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.695          0.884           346,291
                                                       2007      1.802          1.695           390,487
                                                       2006      1.626          1.802           496,936
                                                       2005      1.429          1.626           219,867
                                                       2004      1.237          1.429           202,959
                                                       2003      1.000          1.237            18,863

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.462          1.433                --
                                                       2007      1.473          1.462         1,957,357
                                                       2006      1.397          1.473         2,180,835
                                                       2005      1.310          1.397         2,272,159
                                                       2004      1.171          1.310         1,821,314
                                                       2003      1.000          1.171           355,123

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.326          0.849            83,716
                                                       2007      1.260          1.326           102,064
                                                       2006      1.181          1.260           127,439
                                                       2005      1.167          1.181           129,208
                                                       2004      1.125          1.167            57,306
                                                       2003      1.000          1.125             1,411

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.165          1.106                --
                                                       2007      1.134          1.165         1,744,123
                                                       2006      1.006          1.134         1,811,337
                                                       2005      1.000          1.006         2,015,491

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.179          1.785         1,335,618
                                                       2006      1.623          2.179         1,312,269
                                                       2005      1.489          1.623         1,397,745
                                                       2004      1.163          1.489         1,223,976
                                                       2003      1.000          1.163           228,244

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.032          1.002                --
                                                       2007      1.016          1.032            25,670
                                                       2006      0.994          1.016            35,874
                                                       2005      1.000          0.994            16,230

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.451          0.949         2,033,540
                                                       2007      1.321          1.451         2,742,057
                                                       2006      1.247          1.321         3,473,765
                                                       2005      1.173          1.247         2,534,205
                                                       2004      1.114          1.173           816,394
                                                       2003      1.000          1.114           106,779

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.222          1.084           561,168
                                                       2007      2.083          2.222           668,194
                                                       2006      1.745          2.083           714,356
                                                       2005      1.510          1.745           757,456
                                                       2004      1.252          1.510           517,921
                                                       2003      1.000          1.252           104,480

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.290          1.290                --
                                                       2008      1.376          1.290                --
                                                       2007      1.391          1.376         2,404,504
                                                       2006      1.254          1.391         2,621,916
                                                       2005      1.211          1.254         1,807,213
                                                       2004      1.127          1.211         1,320,705
                                                       2003      1.000          1.127           210,864

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.453          1.088           635,228
                                                       2007      1.315          1.453           863,650
                                                       2006      1.269          1.315         1,003,514
                                                       2005      1.199          1.269         1,114,041
                                                       2004      1.122          1.199           952,861
                                                       2003      1.000          1.122           291,844

  DWSI International Subaccount (Class B) (7/03).....  2008      2.098          2.005                --
                                                       2007      1.875          2.098         1,467,770
                                                       2006      1.527          1.875         1,627,956
                                                       2005      1.347          1.527         1,163,843
                                                       2004      1.184          1.347           944,284
                                                       2003      1.000          1.184           100,740

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           832,423
                                                       2004      1.129          1.232           797,679
                                                       2003      1.000          1.129           137,423

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421           142,273
                                                       2004      1.174          1.281           137,469
                                                       2003      1.000          1.174            11,405

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.238          1.202                --
                                                       2007      1.211          1.238         1,387,828
                                                       2006      1.126          1.211         1,602,699
                                                       2005      1.106          1.126         2,625,625
                                                       2004      1.062          1.106         1,968,047
                                                       2003      1.000          1.062            42,894

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.599          1.495                --
                                                       2007      1.583          1.599         1,932,873
                                                       2006      1.403          1.583         2,101,581
                                                       2005      1.307          1.403         2,038,661
                                                       2004      1.155          1.307         1,724,279
                                                       2003      1.000          1.155           221,922

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.181          0.892         3,124,376
                                                       2007      1.152          1.181         2,704,269
                                                       2006      1.081          1.152         2,957,982
                                                       2005      1.058          1.081         1,989,815
                                                       2004      1.002          1.058           942,669

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.038          0.999                --
                                                       2007      1.021          1.038         3,929,811
                                                       2006      1.004          1.021         3,873,404
                                                       2005      1.007          1.004         3,859,669
                                                       2004      0.987          1.007         3,177,680
                                                       2003      1.000          0.987           327,717

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.542          1.492                --
                                                       2007      1.512          1.542         3,599,725
                                                       2006      1.350          1.512         3,690,537
                                                       2005      1.262          1.350         3,830,850
                                                       2004      1.157          1.262         2,879,695
                                                       2003      1.000          1.157           418,768

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.509          1.436                --
                                                       2007      1.575          1.509         3,997,268
                                                       2006      1.361          1.575         4,454,829
                                                       2005      1.292          1.361         3,262,513
                                                       2004      1.162          1.292         2,306,972
                                                       2003      1.000          1.162           327,079

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.643          2.005         2,420,539
                                                       2005      1.528          1.643         2,470,673
                                                       2004      1.244          1.528         1,998,264
                                                       2003      1.000          1.244           231,756

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.350                --
                                                       2005      1.053          1.128           716,445
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.084          1.063         1,147,430
                                                       2007      2.011          2.084         1,229,072
                                                       2006      1.584          2.011         1,249,858
                                                       2005      1.320          1.584           836,970
                                                       2004      1.179          1.320           778,052
                                                       2003      1.000          1.179           119,576

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.058          1.083         1,913,418
                                                       2007      1.024          1.058           876,256
                                                       2006      1.008          1.024           958,146
                                                       2005      1.007          1.008         1,168,837
                                                       2004      0.995          1.007           966,073
                                                       2003      1.000          0.995           227,022

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.296          0.830         4,743,680
                                                       2007      1.254          1.296         4,881,675
                                                       2006      1.136          1.254         5,137,113
                                                       2005      1.094          1.136         5,172,947
                                                       2004      1.016          1.094         1,163,269

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.287          1.270                --
                                                       2007      1.307          1.287         1,619,083
                                                       2006      1.212          1.307         1,763,728
                                                       2005      1.197          1.212         1,911,764
                                                       2004      1.091          1.197         1,803,867
                                                       2003      1.000          1.091           237,066

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055           899,597
                                                       2004      1.005          1.041           319,340

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.218          1.236                --
                                                       2004      1.131          1.218         1,136,186
                                                       2003      1.000          1.131           186,232

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.169          2.089                --
                                                       2007      1.907          2.169         1,605,393
                                                       2006      1.557          1.907         1,643,932
                                                       2005      1.395          1.557         1,692,178
                                                       2004      1.209          1.395         1,517,406
                                                       2003      1.000          1.209           204,229

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.464          1.403                --
                                                       2007      1.408          1.464           654,542
                                                       2006      1.331          1.408           649,885
                                                       2005      1.217          1.331           725,320
                                                       2004      1.119          1.217           664,646
                                                       2003      1.000          1.119           184,391

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279           152,552
                                                       2004      1.109          1.219           128,893
                                                       2003      1.000          1.109            29,748

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.146          1.266                --
                                                       2005      1.036          1.146           821,508

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.542          1.518                --
                                                       2007      1.397          1.542         1,273,342
                                                       2006      1.241          1.397         1,430,291
                                                       2005      1.247          1.241         1,246,418
                                                       2004      1.162          1.247         1,207,829
                                                       2003      1.000          1.162           285,754

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.254          1.288                --
                                                       2005      1.289          1.254           628,928
                                                       2004      1.121          1.289           649,676
                                                       2003      1.000          1.121           143,487

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.516          1.425                --
                                                       2007      1.435          1.516           420,767
                                                       2006      1.326          1.435           587,949
                                                       2005      1.181          1.326           373,826
                                                       2004      1.164          1.181           390,272
                                                       2003      1.000          1.164           162,074

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.237          0.843         7,112,932
                                                       2007      1.202          1.237         7,834,628
                                                       2006      1.106          1.202         8,155,084
                                                       2005      1.076          1.106         8,283,036

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.022          1.024                --
                                                       2007      0.997          1.022         1,819,256
                                                       2006      0.977          0.997         1,870,964
                                                       2005      0.974          0.977         3,508,631
                                                       2004      0.989          0.974           724,607
                                                       2003      1.000          0.989            12,106

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           650,598
                                                       2004      1.193          1.178           629,144
                                                       2003      1.000          1.193            96,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.361          1.186                --
                                                       2007      1.314          1.361         1,300,291
                                                       2006      1.280          1.314         1,470,940
                                                       2005      1.225          1.280         1,460,234
                                                       2004      1.132          1.225           843,339
                                                       2003      1.000          1.132           214,680

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.141          1.140                --
                                                       2007      1.109          1.141         2,305,983
                                                       2006      1.041          1.109         2,259,878
                                                       2005      1.043          1.041         2,174,010
                                                       2004      0.984          1.043         1,630,459
                                                       2003      1.000          0.984           250,693

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.338          0.702           469,265
                                                       2007      1.200          1.338           575,790
                                                       2006      1.221          1.200           762,250
                                                       2005      1.207          1.221           828,746
                                                       2004      1.215          1.207           672,006
                                                       2003      1.000          1.215           176,200

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.822          1.694                --
                                                       2007      1.487          1.822           930,568
                                                       2006      1.430          1.487         1,102,136
                                                       2005      1.313          1.430         1,068,837
                                                       2004      1.212          1.313         1,072,439
                                                       2003      1.000          1.212           157,486

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.273          0.948         1,177,727

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.066          0.671         3,150,125

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.031          0.682         7,175,990

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.422          1.495           703,957
                                                       2007      2.725          3.422           806,173

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.202          1.280         1,702,687

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.142          0.985         1,931,637

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.428          0.882           424,063

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.687          0.918           640,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.002          0.945         3,507,147

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.200          0.938           946,344

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.431          0.972         3,479,749

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.832          1.833         3,137,526

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.485          0.912         2,901,846

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.494          0.967         1,554,340

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.105          0.715         1,872,860

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.088          0.828         1,966,414
                                                       2007      1.068          1.088         2,808,573
                                                       2006      1.003          1.068         2,857,017

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.516          1.054         1,021,761

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.063          0.647         1,573,780

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.188          0.778         2,729,993





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.136          1.414           33,289
                                                       2007      1.809          2.136           35,212
                                                       2006      1.473          1.809           36,298
                                                       2005      1.288          1.473           27,874
                                                       2004      1.065          1.288              707
                                                       2003      1.000          1.065              746

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.146          1.151               --
                                                       2005      1.083          1.146           26,390
                                                       2004      1.061          1.083           26,400
                                                       2003      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.005          1.074               --
                                                       2007      1.539          2.005               --
                                                       2006      1.321          1.539               --
                                                       2005      1.183          1.321               --
                                                       2004      1.120          1.183               --
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.617          2.737               --
                                                       2006      2.018          2.617            8,765
                                                       2005      1.611          2.018            8,920
                                                       2004      1.318          1.611            3,605
                                                       2003      1.000          1.318            3,791

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.691          0.881            6,678
                                                       2007      1.799          1.691            6,678
                                                       2006      1.624          1.799            6,678
                                                       2005      1.428          1.624            6,678
                                                       2004      1.237          1.428            6,681
                                                       2003      1.000          1.237               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.459          1.429               --
                                                       2007      1.470          1.459           24,687
                                                       2006      1.395          1.470           24,914
                                                       2005      1.309          1.395           25,487
                                                       2004      1.170          1.309           15,645
                                                       2003      1.000          1.170           11,925

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.323          0.847               --
                                                       2007      1.258          1.323               --
                                                       2006      1.179          1.258               --
                                                       2005      1.166          1.179               --
                                                       2004      1.124          1.166               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.163          1.105               --
                                                       2007      1.134          1.163           42,574
                                                       2006      1.005          1.134           44,072
                                                       2005      1.000          1.005           31,648

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.175          1.781           39,712
                                                       2006      1.621          2.175           40,659
                                                       2005      1.487          1.621           33,069
                                                       2004      1.163          1.487           12,828
                                                       2003      1.000          1.163               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.031          1.001               --
                                                       2007      1.015          1.031               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.447          0.946            8,144
                                                       2007      1.318          1.447            8,212
                                                       2006      1.245          1.318            8,238
                                                       2005      1.173          1.245            1,382
                                                       2004      1.114          1.173            1,386
                                                       2003      1.000          1.114            1,399

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.217          1.081           33,731
                                                       2007      2.080          2.217           27,736
                                                       2006      1.743          2.080           26,032
                                                       2005      1.508          1.743           22,732
                                                       2004      1.252          1.508              600
                                                       2003      1.000          1.252               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.286          1.287               --
                                                       2008      1.372          1.286               --
                                                       2007      1.389          1.372           31,434
                                                       2006      1.252          1.389           31,379
                                                       2005      1.210          1.252           22,924
                                                       2004      1.126          1.210           17,072
                                                       2003      1.000          1.126            1,404

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.450          1.085            6,457
                                                       2007      1.312          1.450            6,457
                                                       2006      1.268          1.312            6,457
                                                       2005      1.198          1.268            6,457
                                                       2004      1.122          1.198               --
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (7/03).....  2008      2.093          2.000               --
                                                       2007      1.872          2.093           15,494
                                                       2006      1.525          1.872           15,872
                                                       2005      1.346          1.525            9,297
                                                       2004      1.183          1.346            9,760
                                                       2003      1.000          1.183           10,263

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.200          1.252               --
                                                       2005      1.231          1.200            6,626
                                                       2004      1.128          1.231            1,366
                                                       2003      1.000          1.128            1,412

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.419          1.559               --
                                                       2005      1.280          1.419            5,819
                                                       2004      1.174          1.280               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.235          1.199               --
                                                       2007      1.209          1.235               --
                                                       2006      1.124          1.209               --
                                                       2005      1.106          1.124               --
                                                       2004      1.062          1.106               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.595          1.491               --
                                                       2007      1.580          1.595           55,227
                                                       2006      1.402          1.580           56,951
                                                       2005      1.306          1.402           58,860
                                                       2004      1.154          1.306           44,567
                                                       2003      1.000          1.154           46,867

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.179          0.890          539,006
                                                       2007      1.151          1.179          541,761
                                                       2006      1.080          1.151          541,460
                                                       2005      1.057          1.080          540,961
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.035          0.997               --
                                                       2007      1.020          1.035           15,221
                                                       2006      1.003          1.020           14,843
                                                       2005      1.006          1.003           14,558
                                                       2004      0.987          1.006            4,118
                                                       2003      1.000          0.987            1,471

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.538          1.488               --
                                                       2007      1.509          1.538           35,874
                                                       2006      1.348          1.509           31,278
                                                       2005      1.261          1.348           23,286
                                                       2004      1.157          1.261               --
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.505          1.432               --
                                                       2007      1.572          1.505           78,625
                                                       2006      1.359          1.572           73,795
                                                       2005      1.291          1.359           30,860
                                                       2004      1.161          1.291               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.641          2.001           40,755
                                                       2005      1.527          1.641           37,810
                                                       2004      1.243          1.527           22,318
                                                       2003      1.000          1.243            5,444

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.348               --
                                                       2005      1.053          1.128            9,475
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.079          1.061               --
                                                       2007      2.007          2.079               --
                                                       2006      1.582          2.007               --
                                                       2005      1.319          1.582               --
                                                       2004      1.179          1.319               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.055          1.080          179,760
                                                       2007      1.022          1.055            8,165
                                                       2006      1.007          1.022            7,580
                                                       2005      1.006          1.007            7,112
                                                       2004      0.994          1.006            6,664
                                                       2003      1.000          0.994            1,451

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.294          0.829          224,959
                                                       2007      1.252          1.294          252,411
                                                       2006      1.135          1.252          266,980
                                                       2005      1.094          1.135          267,712
                                                       2004      1.016          1.094           55,272

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.284          1.267               --
                                                       2007      1.305          1.284           37,338
                                                       2006      1.211          1.305           38,545
                                                       2005      1.196          1.211           27,727
                                                       2004      1.090          1.196            2,298
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070               --
                                                       2005      1.041          1.054               --
                                                       2004      1.005          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.217          1.235               --
                                                       2004      1.131          1.217               --
                                                       2003      1.000          1.131               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.164          2.084               --
                                                       2007      1.903          2.164           20,545
                                                       2006      1.555          1.903           20,507
                                                       2005      1.393          1.555           17,186
                                                       2004      1.208          1.393            6,789
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.461          1.400               --
                                                       2007      1.405          1.461           10,596
                                                       2006      1.329          1.405           10,040
                                                       2005      1.216          1.329           10,511
                                                       2004      1.118          1.216           10,376
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.277          1.257               --
                                                       2005      1.218          1.277               --
                                                       2004      1.109          1.218               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.145          1.264               --
                                                       2005      1.036          1.145            9,127

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.538          1.514               --
                                                       2007      1.394          1.538           43,104
                                                       2006      1.239          1.394           44,693
                                                       2005      1.246          1.239           45,703
                                                       2004      1.161          1.246           47,296
                                                       2003      1.000          1.161           39,551

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.253          1.286               --
                                                       2005      1.288          1.253           24,492
                                                       2004      1.121          1.288               --
                                                       2003      1.000          1.121               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.513          1.422               --
                                                       2007      1.432          1.513              591
                                                       2006      1.324          1.432              655
                                                       2005      1.180          1.324              652
                                                       2004      1.163          1.180              713
                                                       2003      1.000          1.163              683

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.235          0.842          465,661
                                                       2007      1.201          1.235          466,066
                                                       2006      1.106          1.201          466,221
                                                       2005      1.075          1.106          466,120
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.019          1.022               --
                                                       2007      0.995          1.019            7,618
                                                       2006      0.976          0.995            7,819
                                                       2005      0.973          0.976            8,151
                                                       2004      0.989          0.973            8,439
                                                       2003      1.000          0.989            8,760

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.100          1.119               --
                                                       2005      1.177          1.100               --
                                                       2004      1.192          1.177               --
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.358          1.183               --
                                                       2007      1.312          1.358           16,806
                                                       2006      1.279          1.312           17,242
                                                       2005      1.224          1.279           17,631
                                                       2004      1.131          1.224           10,819
                                                       2003      1.000          1.131           11,377

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.138          1.137               --
                                                       2007      1.107          1.138           47,891
                                                       2006      1.040          1.107           43,741
                                                       2005      1.043          1.040           35,419
                                                       2004      0.984          1.043           11,148
                                                       2003      1.000          0.984           11,724

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.335          0.700              782
                                                       2007      1.198          1.335              734
                                                       2006      1.219          1.198              803
                                                       2005      1.206          1.219              718
                                                       2004      1.214          1.206              693
                                                       2003      1.000          1.214              686

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.818          1.690               --
                                                       2007      1.485          1.818           12,158
                                                       2006      1.428          1.485           12,192
                                                       2005      1.312          1.428           12,220
                                                       2004      1.211          1.312              667
                                                       2003      1.000          1.211              679

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.270          0.945           35,272

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.064          0.670          110,720

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.030          0.681           72,174

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.414          1.491            5,487
                                                       2007      2.719          3.414            8,626

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.197          1.276           18,183

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.139          0.983           30,856

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.425          0.879              644

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.683          0.915           12,155

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.000          0.943           15,141

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.197          0.935               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.428          0.969           52,300

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.828          1.828           38,445

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.482          0.910           39,817

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.491          0.964           16,405

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.103          0.714               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.088          0.827           30,295
                                                       2007      1.067          1.088           30,295
                                                       2006      1.003          1.067           30,295

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.513          1.051           10,968

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.062          0.646           14,189

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.185          0.776           25,873





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.131          1.410            54,556
                                                       2007      1.806          2.131            75,232
                                                       2006      1.471          1.806            42,429
                                                       2005      1.287          1.471            42,909
                                                       2004      1.065          1.287                --
                                                       2003      1.000          1.065                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149                --
                                                       2005      1.082          1.145            95,072
                                                       2004      1.061          1.082                --
                                                       2003      1.000          1.061                --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      2.001          1.071           352,566
                                                       2007      1.536          2.001           320,891
                                                       2006      1.320          1.536           322,325
                                                       2005      1.182          1.320            56,870
                                                       2004      1.119          1.182                --
                                                       2003      1.000          1.119                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.612          2.731                --
                                                       2006      2.015          2.612           109,578
                                                       2005      1.610          2.015            40,216
                                                       2004      1.317          1.610                --
                                                       2003      1.000          1.317                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.687          0.879             2,505
                                                       2007      1.796          1.687             3,211
                                                       2006      1.621          1.796             3,161
                                                       2005      1.427          1.621             1,492
                                                       2004      1.236          1.427                --
                                                       2003      1.000          1.236                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426                --
                                                       2007      1.468          1.456            46,144
                                                       2006      1.393          1.468            89,486
                                                       2005      1.307          1.393            78,106
                                                       2004      1.170          1.307                --
                                                       2003      1.000          1.170                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.320          0.845                --
                                                       2007      1.255          1.320                --
                                                       2006      1.178          1.255                --
                                                       2005      1.165          1.178                --
                                                       2004      1.124          1.165                --
                                                       2003      1.000          1.124                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103                --
                                                       2007      1.133          1.162             6,211
                                                       2006      1.005          1.133             6,214
                                                       2005      1.000          1.005             6,218

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.171          1.777            56,030
                                                       2006      1.619          2.171            75,280
                                                       2005      1.486          1.619            66,089
                                                       2004      1.162          1.486                --
                                                       2003      1.000          1.162                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.029          0.999                --
                                                       2007      1.014          1.029            19,547
                                                       2006      0.994          1.014                --
                                                       2005      1.000          0.994                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.444          0.944           169,279
                                                       2007      1.316          1.444           184,014
                                                       2006      1.244          1.316           197,480
                                                       2005      1.172          1.244           103,402
                                                       2004      1.114          1.172                --
                                                       2003      1.000          1.114                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.211          1.078            55,795
                                                       2007      2.076          2.211            71,764
                                                       2006      1.741          2.076           128,954
                                                       2005      1.507          1.741           110,069
                                                       2004      1.251          1.507                --
                                                       2003      1.000          1.251                --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.283          1.283                --
                                                       2008      1.369          1.283                --
                                                       2007      1.386          1.369           976,594
                                                       2006      1.251          1.386         1,062,844
                                                       2005      1.209          1.251            99,587
                                                       2004      1.126          1.209                --
                                                       2003      1.000          1.126                --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.446          1.082             4,013
                                                       2007      1.310          1.446            41,274
                                                       2006      1.266          1.310             4,022
                                                       2005      1.198          1.266             4,091
                                                       2004      1.121          1.198                --
                                                       2003      1.000          1.121                --

  DWSI International Subaccount (Class B) (7/03).....  2008      2.088          1.995                --
                                                       2007      1.869          2.088           375,203
                                                       2006      1.523          1.869           388,024
                                                       2005      1.345          1.523             5,949
                                                       2004      1.183          1.345                --
                                                       2003      1.000          1.183                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.198          1.250                --
                                                       2005      1.230          1.198            51,727
                                                       2004      1.128          1.230                --
                                                       2003      1.000          1.128                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.417          1.556                --
                                                       2005      1.279          1.417            11,995
                                                       2004      1.174          1.279                --
                                                       2003      1.000          1.174                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.232          1.196                --
                                                       2007      1.206          1.232           260,770
                                                       2006      1.123          1.206           281,922
                                                       2005      1.105          1.123           281,931
                                                       2004      1.062          1.105                --
                                                       2003      1.000          1.062                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.591          1.488                --
                                                       2007      1.577          1.591            74,829
                                                       2006      1.400          1.577           123,200
                                                       2005      1.304          1.400           111,431
                                                       2004      1.154          1.304                --
                                                       2003      1.000          1.154                --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.177          0.888           624,112
                                                       2007      1.149          1.177           624,220
                                                       2006      1.080          1.149           628,108
                                                       2005      1.057          1.080           170,289
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.033          0.994                --
                                                       2007      1.018          1.033            47,992
                                                       2006      1.001          1.018            46,441
                                                       2005      1.005          1.001            62,497
                                                       2004      0.987          1.005                --
                                                       2003      1.000          0.987                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.535          1.484                --
                                                       2007      1.506          1.535         1,053,706
                                                       2006      1.347          1.506           973,324
                                                       2005      1.260          1.347           441,346
                                                       2004      1.156          1.260                --
                                                       2003      1.000          1.156                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.502          1.429                --
                                                       2007      1.570          1.502         1,062,009
                                                       2006      1.357          1.570         1,114,755
                                                       2005      1.290          1.357           680,123
                                                       2004      1.161          1.290                --
                                                       2003      1.000          1.161                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.639          1.998           547,627
                                                       2005      1.526          1.639           382,254
                                                       2004      1.243          1.526                --
                                                       2003      1.000          1.243                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347                --
                                                       2005      1.053          1.127           433,641
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.074          1.058           131,501
                                                       2007      2.004          2.074           104,731
                                                       2006      1.580          2.004            58,127
                                                       2005      1.318          1.580            60,612
                                                       2004      1.178          1.318                --
                                                       2003      1.000          1.178                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.053          1.077           125,929
                                                       2007      1.020          1.053            18,260
                                                       2006      1.005          1.020            16,919
                                                       2005      1.005          1.005            16,617
                                                       2004      0.994          1.005                --
                                                       2003      1.000          0.994                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.291          0.827           573,702
                                                       2007      1.251          1.291           616,696
                                                       2006      1.135          1.251         1,067,172
                                                       2005      1.094          1.135           945,104
                                                       2004      1.016          1.094                --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.281          1.264                --
                                                       2007      1.303          1.281           192,891
                                                       2006      1.209          1.303           165,326
                                                       2005      1.195          1.209           120,793
                                                       2004      1.090          1.195                --
                                                       2003      1.000          1.090                --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069                --
                                                       2005      1.040          1.054           454,145
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.216          1.234                --
                                                       2004      1.130          1.216                --
                                                       2003      1.000          1.130                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.159          2.078                --
                                                       2007      1.900          2.159           183,887
                                                       2006      1.553          1.900           245,238
                                                       2005      1.392          1.553           152,361
                                                       2004      1.208          1.392                --
                                                       2003      1.000          1.208                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.457          1.396                --
                                                       2007      1.403          1.457           179,205
                                                       2006      1.328          1.403           163,014
                                                       2005      1.215          1.328            39,689
                                                       2004      1.118          1.215                --
                                                       2003      1.000          1.118                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.275          1.255                --
                                                       2005      1.217          1.275            38,924
                                                       2004      1.109          1.217                --
                                                       2003      1.000          1.109                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.145          1.263                --
                                                       2005      1.036          1.145           464,220

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.535          1.510                --
                                                       2007      1.392          1.535            40,253
                                                       2006      1.237          1.392           135,712
                                                       2005      1.245          1.237           121,171
                                                       2004      1.161          1.245                --
                                                       2003      1.000          1.161                --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.251          1.284                --
                                                       2005      1.287          1.251            26,842
                                                       2004      1.120          1.287                --
                                                       2003      1.000          1.120                --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.509          1.418                --
                                                       2007      1.430          1.509             2,025
                                                       2006      1.322          1.430             2,030
                                                       2005      1.179          1.322                --
                                                       2004      1.163          1.179                --
                                                       2003      1.000          1.163                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.233          0.840           892,715
                                                       2007      1.199          1.233         1,104,915
                                                       2006      1.105          1.199         1,113,417
                                                       2005      1.075          1.105         1,043,212
                                                       2004      1.000          1.075                --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.017          1.019                --
                                                       2007      0.994          1.017            30,736
                                                       2006      0.974          0.994            28,269
                                                       2005      0.972          0.974           106,100
                                                       2004      0.989          0.972                --
                                                       2003      1.000          0.989                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.099          1.117                --
                                                       2005      1.176          1.099            38,681
                                                       2004      1.192          1.176                --
                                                       2003      1.000          1.192                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.355          1.180                --
                                                       2007      1.309          1.355           474,138
                                                       2006      1.277          1.309           468,609
                                                       2005      1.223          1.277           199,762
                                                       2004      1.131          1.223                --
                                                       2003      1.000          1.131                --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.136          1.134                --
                                                       2007      1.105          1.136           345,203
                                                       2006      1.039          1.105           303,670
                                                       2005      1.042          1.039           193,174
                                                       2004      0.984          1.042                --
                                                       2003      1.000          0.984                --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.332          0.698               891
                                                       2007      1.196          1.332             2,939
                                                       2006      1.217          1.196                --
                                                       2005      1.205          1.217                --
                                                       2004      1.214          1.205                --
                                                       2003      1.000          1.214                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.814          1.686                --
                                                       2007      1.482          1.814            58,737
                                                       2006      1.426          1.482            58,501
                                                       2005      1.311          1.426            58,464
                                                       2004      1.211          1.311                --
                                                       2003      1.000          1.211                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.267          0.943           150,682

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.063          0.669           378,102

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.029          0.681         2,720,214

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.406          1.487            91,101
                                                       2007      2.714          3.406           105,600

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.009          1.166           386,853

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.137          0.980           329,828

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.421          0.877             2,019

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.679          0.913            90,301

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.997          0.940            36,886

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.194          0.933           260,760

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.424          0.966           967,675

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.823          1.823           308,330

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.478          0.907         1,002,523

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.487          0.961            71,921

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.102          0.713            14,539

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.087          0.825         1,231,684
                                                       2007      1.067          1.087           562,973
                                                       2006      1.003          1.067           104,293

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.509          1.048            68,219

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.061          0.645           395,142

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.182          0.774         1,087,541





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.988          1.315            48,450
                                                       2007      1.685          1.988            76,109
                                                       2006      1.374          1.685            51,225
                                                       2005      1.203          1.374            51,839
                                                       2004      1.000          1.203             7,136

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.076          1.080                --
                                                       2005      1.017          1.076           138,482
                                                       2004      1.000          1.017            49,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.808          0.967            35,602
                                                       2007      1.388          1.808            92,604
                                                       2006      1.193          1.388            35,951
                                                       2005      1.069          1.193            36,717
                                                       2004      1.000          1.069            19,874

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.888          1.974                --
                                                       2006      1.457          1.888           131,038
                                                       2005      1.165          1.457           148,877
                                                       2004      1.000          1.165            81,525

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.337          0.696            18,138
                                                       2007      1.424          1.337            21,118
                                                       2006      1.286          1.424            29,797
                                                       2005      1.133          1.286            20,278
                                                       2004      1.000          1.133                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.242          1.216                --
                                                       2007      1.253          1.242           226,064
                                                       2006      1.190          1.253           246,208
                                                       2005      1.117          1.190           248,322
                                                       2004      1.000          1.117           193,170

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.182          0.756                --
                                                       2007      1.125          1.182                --
                                                       2006      1.056          1.125                --
                                                       2005      1.045          1.056                --
                                                       2004      1.000          1.045                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.161          1.102                --
                                                       2007      1.132          1.161             5,482
                                                       2006      1.005          1.132             5,489
                                                       2005      1.000          1.005            13,382

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.770          1.448           162,725
                                                       2006      1.320          1.770           194,962
                                                       2005      1.213          1.320           215,914
                                                       2004      1.000          1.213            73,241

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.028          0.998                --
                                                       2007      1.013          1.028            13,489
                                                       2006      0.993          1.013            14,347
                                                       2005      1.000          0.993                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.300          0.849           236,780
                                                       2007      1.186          1.300           226,677
                                                       2006      1.121          1.186           220,990
                                                       2005      1.056          1.121           109,916
                                                       2004      1.000          1.056            19,922

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.753          0.854           110,860
                                                       2007      1.646          1.753            96,537
                                                       2006      1.381          1.646           111,830
                                                       2005      1.197          1.381           123,658
                                                       2004      1.000          1.197           101,738

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.147          1.147                --
                                                       2008      1.224          1.147                --
                                                       2007      1.239          1.224           687,409
                                                       2006      1.119          1.239           820,431
                                                       2005      1.082          1.119           624,279
                                                       2004      1.000          1.082           526,405

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.254          0.938            58,291
                                                       2007      1.136          1.254            49,521
                                                       2006      1.099          1.136            61,620
                                                       2005      1.040          1.099            78,445
                                                       2004      1.000          1.040            71,153

  DWSI International Subaccount (Class B) (7/03).....  2008      1.766          1.687                --
                                                       2007      1.581          1.766           162,239
                                                       2006      1.289          1.581           146,002
                                                       2005      1.139          1.289            57,399
                                                       2004      1.000          1.139            36,920

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.033          1.078                --
                                                       2005      1.062          1.033            84,350
                                                       2004      1.000          1.062            70,489

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.222          1.342                --
                                                       2005      1.104          1.222             8,849
                                                       2004      1.000          1.104               729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.152          1.118                --
                                                       2007      1.128          1.152           420,289
                                                       2006      1.051          1.128           438,709
                                                       2005      1.034          1.051           509,695
                                                       2004      1.000          1.034           375,718

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.355          1.267                --
                                                       2007      1.344          1.355           228,413
                                                       2006      1.193          1.344           236,007
                                                       2005      1.112          1.193           229,714
                                                       2004      1.000          1.112           148,845

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.175          0.886           141,032
                                                       2007      1.148          1.175           529,164
                                                       2006      1.079          1.148           550,100
                                                       2005      1.057          1.079           355,797
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.022          0.984                --
                                                       2007      1.008          1.022           349,401
                                                       2006      0.992          1.008           540,813
                                                       2005      0.996          0.992           386,789
                                                       2004      1.000          0.996           262,027

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.300          1.258                --
                                                       2007      1.277          1.300           569,448
                                                       2006      1.142          1.277           553,736
                                                       2005      1.069          1.142           534,266
                                                       2004      1.000          1.069           215,916

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.297          1.234                --
                                                       2007      1.356          1.297           645,430
                                                       2006      1.173          1.356           630,452
                                                       2005      1.116          1.173           448,703
                                                       2004      1.000          1.116           172,392

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.255          1.529           285,396
                                                       2005      1.169          1.255           294,240
                                                       2004      1.000          1.169           167,464

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.345                --
                                                       2005      1.053          1.126            78,032
                                                       2004      1.000          1.053                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.768          0.901            51,155
                                                       2007      1.709          1.768            59,922
                                                       2006      1.348          1.709            53,272
                                                       2005      1.125          1.348            75,661
                                                       2004      1.000          1.125            46,740

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.048          1.071           247,991
                                                       2007      1.016          1.048            93,322
                                                       2006      1.001          1.016            93,775
                                                       2005      1.002          1.001           115,039
                                                       2004      1.000          1.002           105,052

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.289          0.825           517,049
                                                       2007      1.249          1.289           674,640
                                                       2006      1.134          1.249           645,164
                                                       2005      1.094          1.134           645,278
                                                       2004      1.016          1.094           245,258

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.162          1.146                --
                                                       2007      1.182          1.162           193,432
                                                       2006      1.098          1.182           172,871
                                                       2005      1.085          1.098           168,760
                                                       2004      1.000          1.085            92,252

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068                --
                                                       2005      1.040          1.053           168,575
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.087          1.102                --
                                                       2004      1.000          1.087            28,239

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.783          1.717                --
                                                       2007      1.570          1.783           229,894
                                                       2006      1.284          1.570           251,879
                                                       2005      1.152          1.284           222,822
                                                       2004      1.000          1.152           160,814

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.320          1.265                --
                                                       2007      1.271          1.320           112,444
                                                       2006      1.204          1.271           146,676
                                                       2005      1.102          1.204           164,141
                                                       2004      1.000          1.102           130,633

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.161          1.143                --
                                                       2005      1.109          1.161             9,317
                                                       2004      1.000          1.109                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.144          1.262                --
                                                       2005      1.036          1.144           200,092

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.331          1.310                --
                                                       2007      1.208          1.331           102,151
                                                       2006      1.074          1.208           103,461
                                                       2005      1.082          1.074           105,490
                                                       2004      1.000          1.082            35,381

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.110          1.138                --
                                                       2005      1.142          1.110           148,023
                                                       2004      1.000          1.142            99,647

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.337          1.256                --
                                                       2007      1.267          1.337                --
                                                       2006      1.172          1.267                --
                                                       2005      1.045          1.172                --
                                                       2004      1.000          1.045                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.231          0.838         2,036,615
                                                       2007      1.198          1.231         2,108,019
                                                       2006      1.104          1.198         3,205,353
                                                       2005      1.075          1.104         4,632,739
                                                       2004      1.000          1.075           319,936

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.030          1.033                --
                                                       2007      1.007          1.030           143,677
                                                       2006      0.988          1.007            78,118
                                                       2005      0.987          0.988            80,939
                                                       2004      1.000          0.987            71,280

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.949          0.965                --
                                                       2005      1.016          0.949           124,899
                                                       2004      1.000          1.016            56,739

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.180          1.027                --
                                                       2007      1.141          1.180           122,459
                                                       2006      1.113          1.141           128,193
                                                       2005      1.067          1.113           128,043
                                                       2004      1.000          1.067           119,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.152          1.150                --
                                                       2007      1.121          1.152           312,806
                                                       2006      1.055          1.121           336,181
                                                       2005      1.058          1.055           333,217
                                                       2004      1.000          1.058           150,723

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.155          0.605            41,652
                                                       2007      1.038          1.155            39,848
                                                       2006      1.057          1.038            42,079
                                                       2005      1.047          1.057            25,052
                                                       2004      1.000          1.047            34,735

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.519          1.411                --
                                                       2007      1.242          1.519            58,864
                                                       2006      1.196          1.242            66,585
                                                       2005      1.099          1.196            47,285
                                                       2004      1.000          1.099            52,753

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.149          0.854           142,946

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.061          0.667           251,501

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.028          0.680             1,635

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.460          1.073           100,612
                                                       2007      1.961          2.460           102,765

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      1.719          0.998           109,754

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.153          0.993           246,519

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.258          0.776                --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.406          0.764            71,882

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.987          0.930           291,439

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.116          0.871           358,636

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.230          0.834           556,082

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.485          1.484           394,897

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.252          0.768           495,709

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.266          0.818           224,441

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.100          0.712                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.086          0.824           134,127
                                                       2007      1.067          1.086           193,463
                                                       2006      1.003          1.067           352,660

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.308          0.908           119,806

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.060          0.644           127,177

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.909          0.595           146,797





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.121          1.402           201,199
                                                       2007      1.799          2.121           169,321
                                                       2006      1.467          1.799           169,104
                                                       2005      1.285          1.467           198,034
                                                       2004      1.064          1.285            55,788
                                                       2003      1.000          1.064            32,856

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146                --
                                                       2005      1.080          1.142           312,033
                                                       2004      1.060          1.080           298,766
                                                       2003      1.000          1.060           113,890

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.992          1.065            64,501
                                                       2007      1.530          1.992            69,538
                                                       2006      1.316          1.530            57,825
                                                       2005      1.180          1.316            63,019
                                                       2004      1.119          1.180            70,159
                                                       2003      1.000          1.119            28,907

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.603          2.721                --
                                                       2006      2.010          2.603           192,176
                                                       2005      1.608          2.010           187,979
                                                       2004      1.317          1.608            83,528
                                                       2003      1.000          1.317             8,911

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.679          0.874           148,217
                                                       2007      1.789          1.679           177,086
                                                       2006      1.617          1.789           190,000
                                                       2005      1.425          1.617           165,569
                                                       2004      1.236          1.425            51,243
                                                       2003      1.000          1.236             5,846

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419                --
                                                       2007      1.463          1.449           410,311
                                                       2006      1.390          1.463           443,425
                                                       2005      1.305          1.390           472,085
                                                       2004      1.169          1.305           464,512
                                                       2003      1.000          1.169           153,451

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.314          0.840             2,118
                                                       2007      1.251          1.314             2,508
                                                       2006      1.175          1.251             2,512
                                                       2005      1.163          1.175             2,517
                                                       2004      1.123          1.163             2,522
                                                       2003      1.000          1.123                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100                --
                                                       2007      1.131          1.159         3,422,913
                                                       2006      1.005          1.131         3,429,682
                                                       2005      1.000          1.005         3,459,838

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           819,062
                                                       2006      1.614          2.164           828,138
                                                       2005      1.484          1.614           904,787
                                                       2004      1.162          1.484           562,916
                                                       2003      1.000          1.162            83,839

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.027          0.997                --
                                                       2007      1.013          1.027           139,447
                                                       2006      0.993          1.013            84,716
                                                       2005      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.438          0.938           575,939
                                                       2007      1.311          1.438           660,489
                                                       2006      1.241          1.311           710,137
                                                       2005      1.170          1.241           431,425
                                                       2004      1.113          1.170            13,201
                                                       2003      1.000          1.113             1,068

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.201          1.072           191,619
                                                       2007      2.069          2.201           220,266
                                                       2006      1.737          2.069           228,663
                                                       2005      1.505          1.737           233,672
                                                       2004      1.251          1.505           137,739
                                                       2003      1.000          1.251            31,026

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.277          1.277                --
                                                       2008      1.363          1.277                --
                                                       2007      1.381          1.363           771,975
                                                       2006      1.248          1.381           811,649
                                                       2005      1.207          1.248           723,428
                                                       2004      1.125          1.207           568,447
                                                       2003      1.000          1.125           124,161

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.440          1.076           182,275
                                                       2007      1.305          1.440           258,331
                                                       2006      1.263          1.305           266,851
                                                       2005      1.196          1.263           250,052
                                                       2004      1.121          1.196           274,372
                                                       2003      1.000          1.121           157,925

  DWSI International Subaccount (Class B) (7/03).....  2008      2.079          1.986                --
                                                       2007      1.862          2.079           297,231
                                                       2006      1.519          1.862           310,121
                                                       2005      1.343          1.519           282,498
                                                       2004      1.182          1.343           284,429
                                                       2003      1.000          1.182            62,215

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.195          1.246                --
                                                       2005      1.228          1.195           231,877
                                                       2004      1.127          1.228           202,183
                                                       2003      1.000          1.127           137,906

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.414          1.551                --
                                                       2005      1.277          1.414            34,622
                                                       2004      1.173          1.277            40,914
                                                       2003      1.000          1.173            31,765

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.227          1.190                --
                                                       2007      1.202          1.227           370,418
                                                       2006      1.120          1.202           369,715
                                                       2005      1.103          1.120           369,179
                                                       2004      1.061          1.103            95,571
                                                       2003      1.000          1.061            23,719

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.584          1.481                --
                                                       2007      1.572          1.584           264,553
                                                       2006      1.396          1.572           278,057
                                                       2005      1.302          1.396           328,171
                                                       2004      1.153          1.302           323,540
                                                       2003      1.000          1.153           179,991

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.173          0.884           663,907
                                                       2007      1.146          1.173           793,755
                                                       2006      1.078          1.146         1,438,389
                                                       2005      1.057          1.078         1,073,774
                                                       2004      1.002          1.057           591,288

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.028          0.989                --
                                                       2007      1.014          1.028           782,181
                                                       2006      0.999          1.014           717,534
                                                       2005      1.003          0.999           793,523
                                                       2004      0.986          1.003           748,446
                                                       2003      1.000          0.986           329,585

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.528          1.477                --
                                                       2007      1.501          1.528           317,812
                                                       2006      1.343          1.501           306,553
                                                       2005      1.258          1.343           428,127
                                                       2004      1.156          1.258           357,861
                                                       2003      1.000          1.156            63,638

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.495          1.422                --
                                                       2007      1.564          1.495           914,202
                                                       2006      1.354          1.564           936,267
                                                       2005      1.288          1.354           528,628
                                                       2004      1.160          1.288           477,347
                                                       2003      1.000          1.160           146,373

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.635          1.991           420,352
                                                       2005      1.524          1.635           465,339
                                                       2004      1.242          1.524           349,099
                                                       2003      1.000          1.242           132,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344                --
                                                       2005      1.053          1.126            72,702
                                                       2004      1.000          1.053            28,525

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.065          1.052           263,464
                                                       2007      1.996          2.065           350,756
                                                       2006      1.576          1.996           335,545
                                                       2005      1.316          1.576           318,203
                                                       2004      1.178          1.316           149,851
                                                       2003      1.000          1.178            24,082

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.048          1.071           200,936
                                                       2007      1.017          1.048           177,792
                                                       2006      1.003          1.017           166,095
                                                       2005      1.004          1.003           234,498
                                                       2004      0.994          1.004           231,867
                                                       2003      1.000          0.994            38,297

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.287          0.823         2,677,907
                                                       2007      1.248          1.287         2,719,667
                                                       2006      1.133          1.248         2,761,331
                                                       2005      1.094          1.133         1,737,173
                                                       2004      1.016          1.094           251,633

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.275          1.258                --
                                                       2007      1.298          1.275           338,540
                                                       2006      1.206          1.298           354,517
                                                       2005      1.193          1.206           467,383
                                                       2004      1.090          1.193           460,712
                                                       2003      1.000          1.090           199,028

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067                --
                                                       2005      1.040          1.052           257,828
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.214          1.231                --
                                                       2004      1.130          1.214         2,811,601
                                                       2003      1.000          1.130           150,055

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.149          2.068                --
                                                       2007      1.893          2.149           511,102
                                                       2006      1.549          1.893           527,028
                                                       2005      1.390          1.549           518,709
                                                       2004      1.207          1.390           270,382
                                                       2003      1.000          1.207            46,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.451          1.390                --
                                                       2007      1.398          1.451           199,443
                                                       2006      1.324          1.398           237,623
                                                       2005      1.213          1.324           258,807
                                                       2004      1.117          1.213           191,606
                                                       2003      1.000          1.117            64,618

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.251                --
                                                       2005      1.215          1.272            36,480
                                                       2004      1.108          1.215            17,204
                                                       2003      1.000          1.108                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.143          1.261                --
                                                       2005      1.036          1.143                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.528          1.503                --
                                                       2007      1.387          1.528           479,859
                                                       2006      1.234          1.387           502,745
                                                       2005      1.243          1.234           514,974
                                                       2004      1.160          1.243           453,213
                                                       2003      1.000          1.160           136,169

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.248          1.279                --
                                                       2005      1.285          1.248           349,432
                                                       2004      1.120          1.285           289,324
                                                       2003      1.000          1.120            78,890

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.503          1.411                --
                                                       2007      1.425          1.503             2,301
                                                       2006      1.319          1.425             7,682
                                                       2005      1.177          1.319            19,357
                                                       2004      1.162          1.177             2,317
                                                       2003      1.000          1.162               989

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.229          0.836           573,958
                                                       2007      1.196          1.229           854,462
                                                       2006      1.103          1.196           644,247
                                                       2005      1.075          1.103           670,314
                                                       2004      0.999          1.075           293,834

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.012          1.014                --
                                                       2007      0.990          1.012           393,191
                                                       2006      0.972          0.990           360,375
                                                       2005      0.971          0.972           307,283
                                                       2004      0.988          0.971         1,736,779
                                                       2003      1.000          0.988         1,744,540

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.096          1.114                --
                                                       2005      1.174          1.096           226,814
                                                       2004      1.191          1.174           163,532
                                                       2003      1.000          1.191            99,509

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.349          1.174                --
                                                       2007      1.305          1.349           248,986
                                                       2006      1.274          1.305           289,034
                                                       2005      1.221          1.274           323,601
                                                       2004      1.130          1.221           151,781
                                                       2003      1.000          1.130            25,590

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.131          1.129                --
                                                       2007      1.101          1.131           412,080
                                                       2006      1.036          1.101           434,480
                                                       2005      1.040          1.036           466,061
                                                       2004      0.983          1.040           388,986
                                                       2003      1.000          0.983           240,043

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.326          0.694           174,196
                                                       2007      1.192          1.326           174,458
                                                       2006      1.214          1.192           209,019
                                                       2005      1.203          1.214           239,428
                                                       2004      1.213          1.203           253,631
                                                       2003      1.000          1.213           150,170

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.806          1.677                --
                                                       2007      1.477          1.806           293,473
                                                       2006      1.423          1.477           334,551
                                                       2005      1.309          1.423           306,904
                                                       2004      1.210          1.309           196,566
                                                       2003      1.000          1.210            88,706

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.261          0.938           293,045

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.060          0.666           700,535

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.027          0.679           892,095

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.391          1.478           152,237
                                                       2007      2.704          3.391           183,443

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.180          1.265           475,211

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.131          0.975           383,859

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.414          0.872             2,368

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.671          0.908           283,126

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.992          0.935           798,731

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.189          0.927           433,559

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.417          0.961           693,545

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.814          1.813           836,802

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.471          0.902           574,824

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.480          0.956           224,254

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.099          0.711         1,179,703

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.085          0.823           237,057
                                                       2007      1.066          1.085           467,325
                                                       2006      1.003          1.066           350,023

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.502          1.042           325,879

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.059          0.643           356,675

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.176          0.770           629,902





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.980          1.308           24,781
                                                       2007      1.681          1.980           20,852
                                                       2006      1.371          1.681            8,394
                                                       2005      1.202          1.371            4,442
                                                       2004      1.000          1.202               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.074          1.077               --
                                                       2005      1.017          1.074               --
                                                       2004      1.000          1.017               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.801          0.963           17,401
                                                       2007      1.384          1.801           50,909
                                                       2006      1.191          1.384               --
                                                       2005      1.068          1.191               --
                                                       2004      1.000          1.068               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.883          1.967               --
                                                       2006      1.454          1.883            8,081
                                                       2005      1.164          1.454            7,745
                                                       2004      1.000          1.164               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.332          0.693            3,523
                                                       2007      1.420          1.332            3,752
                                                       2006      1.284          1.420            3,899
                                                       2005      1.132          1.284            3,903
                                                       2004      1.000          1.132               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.237          1.211               --
                                                       2007      1.249          1.237            1,063
                                                       2006      1.188          1.249            4,977
                                                       2005      1.116          1.188            4,701
                                                       2004      1.000          1.116               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.178          0.753               --
                                                       2007      1.122          1.178               --
                                                       2006      1.054          1.122            4,400
                                                       2005      1.044          1.054            4,041
                                                       2004      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.158          1.099               --
                                                       2007      1.131          1.158               --
                                                       2006      1.005          1.131               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.765          1.442           39,552
                                                       2006      1.318          1.765           42,006
                                                       2005      1.212          1.318           43,957
                                                       2004      1.000          1.212               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.025          0.995               --
                                                       2007      1.012          1.025            3,938
                                                       2006      0.993          1.012            3,633
                                                       2005      1.000          0.993            3,921

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.295          0.845            6,709
                                                       2007      1.182          1.295           27,065
                                                       2006      1.119          1.182               --
                                                       2005      1.056          1.119               --
                                                       2004      1.000          1.056               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.746          0.850            2,230
                                                       2007      1.642          1.746            3,793
                                                       2006      1.379          1.642            6,828
                                                       2005      1.196          1.379            5,753
                                                       2004      1.000          1.196               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.142          1.142               --
                                                       2008      1.219          1.142               --
                                                       2007      1.236          1.219           75,420
                                                       2006      1.117          1.236          201,221
                                                       2005      1.081          1.117               --
                                                       2004      1.000          1.081               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.249          0.934           17,765
                                                       2007      1.133          1.249           13,272
                                                       2006      1.097          1.133            6,513
                                                       2005      1.039          1.097            6,297
                                                       2004      1.000          1.039               --

  DWSI International Subaccount (Class B) (7/03).....  2008      1.759          1.680               --
                                                       2007      1.576          1.759          200,507
                                                       2006      1.286          1.576          206,004
                                                       2005      1.138          1.286           45,580
                                                       2004      1.000          1.138               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.031          1.075               --
                                                       2005      1.061          1.031               --
                                                       2004      1.000          1.061               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.220          1.338               --
                                                       2005      1.103          1.220               --
                                                       2004      1.000          1.103               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.147          1.113               --
                                                       2007      1.125          1.147               --
                                                       2006      1.049          1.125               --
                                                       2005      1.033          1.049               --
                                                       2004      1.000          1.033               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.350          1.262               --
                                                       2007      1.340          1.350            3,550
                                                       2006      1.191          1.340            6,662
                                                       2005      1.112          1.191            3,637
                                                       2004      1.000          1.112               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.171          0.882           10,560
                                                       2007      1.145          1.171           11,534
                                                       2006      1.077          1.145            6,674
                                                       2005      1.057          1.077            2,927
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.018          0.980               --
                                                       2007      1.005          1.018            6,964
                                                       2006      0.990          1.005               --
                                                       2005      0.996          0.990               --
                                                       2004      1.000          0.996               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.295          1.252               --
                                                       2007      1.274          1.295          254,973
                                                       2006      1.140          1.274          208,952
                                                       2005      1.069          1.140          200,664
                                                       2004      1.000          1.069               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.292          1.229               --
                                                       2007      1.353          1.292          182,924
                                                       2006      1.171          1.353          229,714
                                                       2005      1.115          1.171          223,055
                                                       2004      1.000          1.115               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.252          1.524          146,812
                                                       2005      1.168          1.252          149,448
                                                       2004      1.000          1.168               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.343               --
                                                       2005      1.053          1.125          196,474
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.761          0.897               --
                                                       2007      1.704          1.761            2,049
                                                       2006      1.345          1.704            4,756
                                                       2005      1.124          1.345            3,313
                                                       2004      1.000          1.124               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.044          1.066               --
                                                       2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.001          1.000               --
                                                       2004      1.000          1.001               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.285          0.821          144,032
                                                       2007      1.246          1.285          144,056
                                                       2006      1.132          1.246          150,555
                                                       2005      1.093          1.132          149,400
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.157          1.141               --
                                                       2007      1.178          1.157           29,307
                                                       2006      1.096          1.178           27,113
                                                       2005      1.085          1.096           26,433
                                                       2004      1.000          1.085               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066               --
                                                       2005      1.040          1.052            3,674
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.086          1.100               --
                                                       2004      1.000          1.086               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.777          1.709               --
                                                       2007      1.566          1.777            5,609
                                                       2006      1.282          1.566            2,939
                                                       2005      1.151          1.282            4,022
                                                       2004      1.000          1.151               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.315          1.260               --
                                                       2007      1.268          1.315          143,708
                                                       2006      1.202          1.268          142,809
                                                       2005      1.102          1.202          136,116
                                                       2004      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.159          1.139               --
                                                       2005      1.108          1.159               --
                                                       2004      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.143          1.259               --
                                                       2005      1.036          1.143          183,560

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.326          1.304               --
                                                       2007      1.204          1.326               --
                                                       2006      1.072          1.204               --
                                                       2005      1.081          1.072               --
                                                       2004      1.000          1.081               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.108          1.135               --
                                                       2005      1.141          1.108            3,816
                                                       2004      1.000          1.141               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.332          1.250               --
                                                       2007      1.263          1.332            7,392
                                                       2006      1.170          1.263            4,240
                                                       2005      1.045          1.170            2,544
                                                       2004      1.000          1.045               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.226          0.834           24,684
                                                       2007      1.195          1.226               --
                                                       2006      1.103          1.195               --
                                                       2005      1.075          1.103               --
                                                       2004      0.999          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.026          1.028               --
                                                       2007      1.004          1.026               --
                                                       2006      0.986          1.004               --
                                                       2005      0.986          0.986               --
                                                       2004      1.000          0.986               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.947          0.962               --
                                                       2005      1.015          0.947               --
                                                       2004      1.000          1.015               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.176          1.023               --
                                                       2007      1.138          1.176           59,803
                                                       2006      1.111          1.138           56,768
                                                       2005      1.066          1.111           51,099
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.147          1.146               --
                                                       2007      1.118          1.147           80,722
                                                       2006      1.053          1.118           47,024
                                                       2005      1.057          1.053           45,748
                                                       2004      1.000          1.057               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.151          0.602               --
                                                       2007      1.035          1.151           30,237
                                                       2006      1.055          1.035               --
                                                       2005      1.046          1.055               --
                                                       2004      1.000          1.046               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.513          1.405               --
                                                       2007      1.238          1.513           53,983
                                                       2006      1.194          1.238           13,257
                                                       2005      1.098          1.194           12,328
                                                       2004      1.000          1.098               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.144          0.850           26,532

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.058          0.665            1,150

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.026          0.678           16,728

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.451          1.068           15,552
                                                       2007      1.955          2.451            8,896

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      1.712          0.993           38,551

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.148          0.989           67,641

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.253          0.772            5,858

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.400          0.760           22,751

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.983          0.926            4,887

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.112          0.867               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.225          0.830          186,340

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.479          1.477          308,344

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.247          0.765          184,278

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.261          0.814               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.098          0.709           13,270

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.084          0.822          737,743
                                                       2007      1.066          1.084          451,073
                                                       2006      1.003          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.303          0.904               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.058          0.642          166,329

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.906          0.592           19,779





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.001          1.321            4,322
                                                       2007      1.699          2.001            4,421
                                                       2006      1.387          1.699            4,768
                                                       2005      1.216          1.387            5,036
                                                       2004      1.000          1.216               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.098          1.102               --
                                                       2005      1.040          1.098               --
                                                       2004      1.000          1.040               --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.770          0.946               --
                                                       2007      1.361          1.770               --
                                                       2006      1.172          1.361               --
                                                       2005      1.051          1.172               --
                                                       2004      1.000          1.051               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.079          2.172               --
                                                       2006      1.607          2.079           78,273
                                                       2005      1.286          1.607           78,547
                                                       2004      1.000          1.286               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.318          0.685               --
                                                       2007      1.406          1.318               --
                                                       2006      1.272          1.406               --
                                                       2005      1.122          1.272               --
                                                       2004      1.000          1.122               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.248          1.221               --
                                                       2007      1.261          1.248           19,867
                                                       2006      1.199          1.261           19,082
                                                       2005      1.127          1.199           26,900
                                                       2004      1.000          1.127               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.158          0.739               --
                                                       2007      1.103          1.158               --
                                                       2006      1.037          1.103               --
                                                       2005      1.028          1.037               --
                                                       2004      1.000          1.028               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157            5,209
                                                       2006      1.005          1.130            6,417
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.863          1.522          148,627
                                                       2006      1.392          1.863          148,627
                                                       2005      1.281          1.392          148,627
                                                       2004      1.000          1.281               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.024          0.994               --
                                                       2007      1.011          1.024           12,409
                                                       2006      0.993          1.011           12,416
                                                       2005      1.000          0.993           12,422

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.272          0.830           31,688
                                                       2007      1.162          1.272           32,474
                                                       2006      1.100          1.162           32,460
                                                       2005      1.038          1.100           20,875
                                                       2004      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.722          0.838          113,958
                                                       2007      1.619          1.722          117,975
                                                       2006      1.361          1.619          118,433
                                                       2005      1.181          1.361          120,875
                                                       2004      1.000          1.181               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.123          1.123               --
                                                       2008      1.199          1.123               --
                                                       2007      1.216          1.199           22,105
                                                       2006      1.100          1.216           21,617
                                                       2005      1.065          1.100            8,940
                                                       2004      1.000          1.065               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.254          0.937           96,214
                                                       2007      1.138          1.254          107,027
                                                       2006      1.102          1.138          108,804
                                                       2005      1.045          1.102          119,081
                                                       2004      1.000          1.045               --

  DWSI International Subaccount (Class B) (7/03).....  2008      1.780          1.700               --
                                                       2007      1.596          1.780          131,203
                                                       2006      1.303          1.596          131,824
                                                       2005      1.154          1.303           33,193
                                                       2004      1.000          1.154               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.060          1.104               --
                                                       2005      1.091          1.060            4,927
                                                       2004      1.000          1.091               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.204          1.320               --
                                                       2005      1.089          1.204            5,785
                                                       2004      1.000          1.089               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.154          1.119               --
                                                       2007      1.132          1.154           23,740
                                                       2006      1.056          1.132           23,740
                                                       2005      1.041          1.056           23,740
                                                       2004      1.000          1.041               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.326          1.238               --
                                                       2007      1.316          1.326           39,217
                                                       2006      1.171          1.316           38,356
                                                       2005      1.093          1.171           38,574
                                                       2004      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.169          0.880           58,601
                                                       2007      1.144          1.169           58,637
                                                       2006      1.077          1.144           58,670
                                                       2005      1.056          1.077           58,704
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.064          1.023               --
                                                       2007      1.051          1.064           13,709
                                                       2006      1.036          1.051           12,551
                                                       2005      1.041          1.036           11,831
                                                       2004      1.000          1.041               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.295          1.252               --
                                                       2007      1.274          1.295            7,960
                                                       2006      1.141          1.274            7,793
                                                       2005      1.070          1.141            7,644
                                                       2004      1.000          1.070               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.298          1.234               --
                                                       2007      1.359          1.298           95,166
                                                       2006      1.178          1.359           94,220
                                                       2005      1.122          1.178           95,799
                                                       2004      1.000          1.122               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.547          109,927
                                                       2005      1.187          1.272          110,384
                                                       2004      1.000          1.187               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.341               --
                                                       2005      1.053          1.124          121,473
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.811          0.922               --
                                                       2007      1.753          1.811            9,276
                                                       2006      1.385          1.753            9,276
                                                       2005      1.158          1.385           15,672
                                                       2004      1.000          1.158               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.076          1.098            3,066
                                                       2007      1.045          1.076            3,426
                                                       2006      1.031          1.045            3,458
                                                       2005      1.033          1.031            3,427
                                                       2004      1.000          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.283          0.820           95,896
                                                       2007      1.245          1.283           95,968
                                                       2006      1.132          1.245           96,032
                                                       2005      1.093          1.132           96,100
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.173          1.157               --
                                                       2007      1.195          1.173           44,950
                                                       2006      1.112          1.195           44,950
                                                       2005      1.101          1.112           44,950
                                                       2004      1.000          1.101               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.069          1.083               --
                                                       2004      1.000          1.069               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.797          1.728               --
                                                       2007      1.584          1.797          230,663
                                                       2006      1.297          1.584          236,529
                                                       2005      1.166          1.297          245,955
                                                       2004      1.000          1.166               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.307          1.252               --
                                                       2007      1.261          1.307               --
                                                       2006      1.196          1.261               --
                                                       2005      1.096          1.196               --
                                                       2004      1.000          1.096               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.137          1.117               --
                                                       2005      1.087          1.137               --
                                                       2004      1.000          1.087               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.142          1.258               --
                                                       2005      1.036          1.142           16,445

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.311          1.289               --
                                                       2007      1.191          1.311            9,747
                                                       2006      1.061          1.191            9,896
                                                       2005      1.070          1.061           10,630
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.099          1.126               --
                                                       2005      1.133          1.099               --
                                                       2004      1.000          1.133               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.355          1.272               --
                                                       2007      1.286          1.355               --
                                                       2006      1.192          1.286               --
                                                       2005      1.064          1.192               --
                                                       2004      1.000          1.064               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.224          0.832           95,791
                                                       2007      1.194          1.224           96,823
                                                       2006      1.102          1.194           97,257
                                                       2005      1.074          1.102           99,217
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.030          1.032               --
                                                       2007      1.008          1.030           11,738
                                                       2006      0.991          1.008               --
                                                       2005      0.991          0.991               --
                                                       2004      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.965          0.980               --
                                                       2005      1.035          0.965            5,906
                                                       2004      1.000          1.035               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.188          1.034               --
                                                       2007      1.150          1.188           13,107
                                                       2006      1.124          1.150           13,167
                                                       2005      1.079          1.124           12,746
                                                       2004      1.000          1.079               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.192          1.190               --
                                                       2007      1.162          1.192           55,803
                                                       2006      1.094          1.162           60,892
                                                       2005      1.100          1.094           23,716
                                                       2004      1.000          1.100               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.139          0.596           21,987
                                                       2007      1.025          1.139           22,402
                                                       2006      1.045          1.025           22,570
                                                       2005      1.037          1.045           30,370
                                                       2004      1.000          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.521          1.413               --
                                                       2007      1.245          1.521          109,870
                                                       2006      1.201          1.245          110,944
                                                       2005      1.106          1.201          110,806
                                                       2004      1.000          1.106               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.160          0.862           44,950

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.057          0.664          181,467

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.025          0.677          427,297

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.705          1.178           78,317
                                                       2007      2.158          2.705           77,061

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      1.723          0.999          288,976

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.192          1.026           90,408

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.275          0.785               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.407          0.764          111,223

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.027          0.966           22,443

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.118          0.872           23,740

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.230          0.834           85,871

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.561          1.558          148,627

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.247          0.764            8,150

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.238          0.799           40,075

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.083          0.821          112,301
                                                       2007      1.066          1.083           19,627
                                                       2006      1.003          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.288          0.893            9,501

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.057          0.641           20,525

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.036          0.677          101,167




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.973          1.302            50,729
                                                       2007      1.676          1.973            53,071
                                                       2006      1.369          1.676            53,626
                                                       2005      1.201          1.369            35,355
                                                       2004      1.000          1.201            20,810

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.072          1.075                --
                                                       2005      1.016          1.072           155,084
                                                       2004      1.000          1.016            75,549

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.794          0.958            71,777
                                                       2007      1.380          1.794            59,854
                                                       2006      1.189          1.380            70,162
                                                       2005      1.067          1.189            73,707
                                                       2004      1.000          1.067            29,900

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.877          1.961                --
                                                       2006      1.452          1.877           183,744
                                                       2005      1.163          1.452           200,315
                                                       2004      1.000          1.163           111,941

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.327          0.689            16,188
                                                       2007      1.416          1.327            16,228
                                                       2006      1.282          1.416            14,784
                                                       2005      1.131          1.282            29,751
                                                       2004      1.000          1.131            31,691

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.232          1.206                --
                                                       2007      1.246          1.232           441,331
                                                       2006      1.186          1.246           438,573
                                                       2005      1.115          1.186           450,476
                                                       2004      1.000          1.115           239,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.173          0.749                --
                                                       2007      1.119          1.173                --
                                                       2006      1.052          1.119            10,781
                                                       2005      1.043          1.052            11,530
                                                       2004      1.000          1.043                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.155          1.096                --
                                                       2007      1.129          1.155            75,420
                                                       2006      1.004          1.129            65,705
                                                       2005      1.000          1.004            66,241

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.760          1.437           209,223
                                                       2006      1.315          1.760           200,025
                                                       2005      1.211          1.315           229,398
                                                       2004      1.000          1.211           129,519

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.023          0.992                --
                                                       2007      1.010          1.023            10,584
                                                       2006      0.992          1.010            10,591
                                                       2005      1.000          0.992            10,598

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.291          0.841           305,509
                                                       2007      1.179          1.291           365,608
                                                       2006      1.117          1.179           403,359
                                                       2005      1.055          1.117           218,893
                                                       2004      1.000          1.055            24,509

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.740          0.846           150,388
                                                       2007      1.637          1.740           145,237
                                                       2006      1.376          1.637           168,142
                                                       2005      1.195          1.376           178,788
                                                       2004      1.000          1.195           102,253

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.137          1.137                --
                                                       2008      1.214          1.137                --
                                                       2007      1.232          1.214           274,094
                                                       2006      1.115          1.232           275,508
                                                       2005      1.080          1.115           297,332
                                                       2004      1.000          1.080           139,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.245          0.929           146,574
                                                       2007      1.130          1.245           187,569
                                                       2006      1.095          1.130           196,847
                                                       2005      1.038          1.095           179,229
                                                       2004      1.000          1.038           103,322

  DWSI International Subaccount (Class B) (7/03).....  2008      1.752          1.673                --
                                                       2007      1.572          1.752            93,592
                                                       2006      1.284          1.572            72,746
                                                       2005      1.137          1.284            48,457
                                                       2004      1.000          1.137            34,231

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.030          1.072                --
                                                       2005      1.060          1.030           233,582
                                                       2004      1.000          1.060           114,580

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.218          1.334                --
                                                       2005      1.102          1.218            21,525
                                                       2004      1.000          1.102             5,782

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.143          1.109                --
                                                       2007      1.122          1.143           553,267
                                                       2006      1.047          1.122           576,812
                                                       2005      1.032          1.047           604,364
                                                       2004      1.000          1.032           417,937

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.345          1.256                --
                                                       2007      1.336          1.345           500,185
                                                       2006      1.189          1.336           497,458
                                                       2005      1.111          1.189           517,994
                                                       2004      1.000          1.111           380,613

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.167          0.878           226,791
                                                       2007      1.142          1.167           338,103
                                                       2006      1.076          1.142           342,456
                                                       2005      1.056          1.076           319,782
                                                       2004      1.002          1.056           135,542

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.015          0.976                --
                                                       2007      1.002          1.015           247,750
                                                       2006      0.989          1.002           252,325
                                                       2005      0.995          0.989           257,913
                                                       2004      1.000          0.995           200,130

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.290          1.247                --
                                                       2007      1.270          1.290           306,678
                                                       2006      1.138          1.270           312,904
                                                       2005      1.068          1.138           329,833
                                                       2004      1.000          1.068           148,614

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.287          1.224                --
                                                       2007      1.349          1.287           905,184
                                                       2006      1.169          1.349           923,721
                                                       2005      1.114          1.169           668,044
                                                       2004      1.000          1.114           431,353

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.250          1.520           510,024
                                                       2005      1.167          1.250           572,037
                                                       2004      1.000          1.167           347,101

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.340                --
                                                       2005      1.053          1.124            28,661
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.755          0.892           221,353
                                                       2007      1.699          1.755           237,812
                                                       2006      1.343          1.699           234,852
                                                       2005      1.123          1.343           250,339
                                                       2004      1.000          1.123           124,306

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.040          1.061           272,847
                                                       2007      1.010          1.040           273,232
                                                       2006      0.998          1.010           256,885
                                                       2005      1.000          0.998           247,721
                                                       2004      1.000          1.000           117,594

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.281          0.818           998,219
                                                       2007      1.243          1.281         1,001,191
                                                       2006      1.131          1.243         1,021,489
                                                       2005      1.093          1.131           951,926
                                                       2004      1.016          1.093           158,450

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.153          1.137                --
                                                       2007      1.175          1.153           430,448
                                                       2006      1.094          1.175           429,092
                                                       2005      1.084          1.094           444,818
                                                       2004      1.000          1.084           273,978

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064                --
                                                       2005      1.039          1.050            20,472
                                                       2004      1.005          1.039            13,051

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.085          1.099                --
                                                       2004      1.000          1.085            44,669

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.770          1.702                --
                                                       2007      1.561          1.770           162,922
                                                       2006      1.279          1.561           188,021
                                                       2005      1.150          1.279           214,165
                                                       2004      1.000          1.150            78,243

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.310          1.255                --
                                                       2007      1.264          1.310           102,936
                                                       2006      1.200          1.264           124,652
                                                       2005      1.101          1.200           125,713
                                                       2004      1.000          1.101            75,051

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.157          1.136                --
                                                       2005      1.107          1.157             1,445
                                                       2004      1.000          1.107             1,448

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.141          1.257                --
                                                       2005      1.036          1.141                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.321          1.299                --
                                                       2007      1.201          1.321           225,597
                                                       2006      1.070          1.201           232,209
                                                       2005      1.080          1.070           247,199
                                                       2004      1.000          1.080           155,386

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.106          1.133                --
                                                       2005      1.140          1.106           167,357
                                                       2004      1.000          1.140           152,122

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.327          1.245                --
                                                       2007      1.260          1.327            33,974
                                                       2006      1.168          1.260            35,233
                                                       2005      1.044          1.168            35,342
                                                       2004      1.000          1.044            15,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.222          0.831           184,410
                                                       2007      1.192          1.222           196,421
                                                       2006      1.101          1.192           237,374
                                                       2005      1.074          1.101           238,585
                                                       2004      0.999          1.074            56,813

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.022          1.024                --
                                                       2007      1.001          1.022           128,495
                                                       2006      0.985          1.001            66,349
                                                       2005      0.985          0.985            24,224
                                                       2004      1.000          0.985             3,807

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.946          0.959                --
                                                       2005      1.015          0.946           194,676
                                                       2004      1.000          1.015           107,721

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.171          1.019                --
                                                       2007      1.135          1.171           163,335
                                                       2006      1.109          1.135           182,075
                                                       2005      1.065          1.109           192,896
                                                       2004      1.000          1.065            85,297

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.143          1.141                --
                                                       2007      1.115          1.143           159,963
                                                       2006      1.051          1.115           162,057
                                                       2005      1.056          1.051           150,128
                                                       2004      1.000          1.056            89,938

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.146          0.599            97,090
                                                       2007      1.032          1.146           106,738
                                                       2006      1.053          1.032           124,060
                                                       2005      1.045          1.053           125,547
                                                       2004      1.000          1.045            83,849

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.508          1.400                --
                                                       2007      1.235          1.508            67,786
                                                       2006      1.191          1.235            87,845
                                                       2005      1.097          1.191            85,263
                                                       2004      1.000          1.097            38,492

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.139          0.846           336,706

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.055          0.663           382,217

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.442          1.063           176,947
                                                       2007      1.949          2.442           152,873

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.705          0.988            91,225

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.143          0.984           154,121

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.248          0.769            37,545

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.394          0.757            64,652

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.979          0.921           271,723

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.107          0.863           468,150

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.220          0.826           788,285

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.473          1.470           397,481

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.242          0.761           276,606

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.256          0.811           469,442

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.095          0.707            67,252

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.082          0.820           147,981
                                                       2007      1.065          1.082           208,694
                                                       2006      1.003          1.065           201,514

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.298          0.900           164,276

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.056          0.640            69,996

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.902          0.589           191,969

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      2.102          1.387               --
                                                       2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136           85,977
                                                       2004      1.059          1.077           80,232
                                                       2003      1.000          1.059           51,066

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.974          1.054            8,386
                                                       2007      1.520          1.974           11,439
                                                       2006      1.310          1.520           11,448
                                                       2005      1.176          1.310           11,457
                                                       2004      1.118          1.176           11,467
                                                       2003      1.000          1.118            2,820

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585              400
                                                       2005      1.603          2.000              401
                                                       2004      1.315          1.603              402
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.664          0.864           13,755
                                                       2007      1.777          1.664           14,333
                                                       2006      1.609          1.777           14,929
                                                       2005      1.420          1.609           15,520
                                                       2004      1.234          1.420            9,450
                                                       2003      1.000          1.234               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405               --
                                                       2007      1.452          1.436           25,781
                                                       2006      1.383          1.452           25,580
                                                       2005      1.301          1.383           25,507
                                                       2004      1.168          1.301           31,744
                                                       2003      1.000          1.168           12,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.302          0.831            1,567
                                                       2007      1.242          1.302            1,688
                                                       2006      1.169          1.242            1,689
                                                       2005      1.159          1.169            1,691
                                                       2004      1.122          1.159            1,693
                                                       2003      1.000          1.122               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094               --
                                                       2007      1.129          1.154           15,101
                                                       2006      1.004          1.129           15,908
                                                       2005      1.000          1.004           15,823

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.148          1.753           26,737
                                                       2006      1.606          2.148           24,566
                                                       2005      1.479          1.606           27,728
                                                       2004      1.160          1.479           25,899
                                                       2003      1.000          1.160           19,416

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.022          0.991               --
                                                       2007      1.010          1.022               --
                                                       2006      0.992          1.010               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.425          0.928          167,101
                                                       2007      1.302          1.425          182,690
                                                       2006      1.234          1.302          189,092
                                                       2005      1.166          1.234          102,249
                                                       2004      1.112          1.166              685
                                                       2003      1.000          1.112            4,458

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      2.181          1.060            3,653
                                                       2007      2.054          2.181            3,656
                                                       2006      1.728          2.054            3,658
                                                       2005      1.500          1.728            3,661
                                                       2004      1.249          1.500            3,664
                                                       2003      1.000          1.249               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.265          0.813               --
                                                       2008      1.351          1.265               --
                                                       2007      1.371          1.351           23,579
                                                       2006      1.241          1.371           23,391
                                                       2005      1.204          1.241           23,813
                                                       2004      1.124          1.204           23,260
                                                       2003      1.000          1.124            3,037

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.427          1.064            5,252
                                                       2007      1.296          1.427           18,747
                                                       2006      1.256          1.296           19,302
                                                       2005      1.192          1.256           18,960
                                                       2004      1.119          1.192           20,145
                                                       2003      1.000          1.119            3,026

  DWSI International Subaccount (Class B) (7/03).....  2008      2.060          1.966               --
                                                       2007      1.849          2.060           34,251
                                                       2006      1.511          1.849           35,511
                                                       2005      1.339          1.511           36,764
                                                       2004      1.181          1.339           33,731
                                                       2003      1.000          1.181               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189           18,602
                                                       2004      1.126          1.225           17,717
                                                       2003      1.000          1.126            3,952

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.406          1.540               --
                                                       2005      1.274          1.406               --
                                                       2004      1.172          1.274               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.216          1.179               --
                                                       2007      1.194          1.216           26,388
                                                       2006      1.114          1.194           26,389
                                                       2005      1.099          1.114           26,391
                                                       2004      1.060          1.099           32,200
                                                       2003      1.000          1.060           19,675

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.570          1.466               --
                                                       2007      1.561          1.570           29,732
                                                       2006      1.389          1.561           29,729
                                                       2005      1.298          1.389           30,691
                                                       2004      1.152          1.298           41,147
                                                       2003      1.000          1.152            5,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.165          0.876           16,767
                                                       2007      1.141          1.165           17,958
                                                       2006      1.075          1.141           18,866
                                                       2005      1.056          1.075            5,026
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.019          0.980               --
                                                       2007      1.007          1.019           93,158
                                                       2006      0.994          1.007           92,571
                                                       2005      1.000          0.994           87,034
                                                       2004      0.985          1.000           79,619
                                                       2003      1.000          0.985           76,330

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.514          1.463               --
                                                       2007      1.490          1.514           19,322
                                                       2006      1.336          1.490           19,915
                                                       2005      1.254          1.336           19,709
                                                       2004      1.154          1.254           21,914
                                                       2003      1.000          1.154           12,988

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.481          1.408               --
                                                       2007      1.553          1.481           66,427
                                                       2006      1.347          1.553           66,207
                                                       2005      1.284          1.347           30,231
                                                       2004      1.159          1.284           33,520
                                                       2003      1.000          1.159           26,502

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.627          1.977           22,105
                                                       2005      1.519          1.627           23,209
                                                       2004      1.241          1.519           22,392
                                                       2003      1.000          1.241            7,314

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.338               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      2.046          1.040              470
                                                       2007      1.982          2.046              471
                                                       2006      1.567          1.982              472
                                                       2005      1.312          1.567              474
                                                       2004      1.176          1.312              475
                                                       2003      1.000          1.176               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.039          1.059           35,981
                                                       2007      1.009          1.039           39,674
                                                       2006      0.998          1.009           39,618
                                                       2005      1.000          0.998           38,211
                                                       2004      0.992          1.000           47,637
                                                       2003      1.000          0.992           32,340

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.278          0.816           72,727
                                                       2007      1.242          1.278           39,748
                                                       2006      1.130          1.242           39,780
                                                       2005      1.093          1.130           39,814
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.264          1.246               --
                                                       2007      1.289          1.264           70,397
                                                       2006      1.200          1.289           70,340
                                                       2005      1.190          1.200           67,671
                                                       2004      1.088          1.190           63,733
                                                       2003      1.000          1.088           61,628

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049           15,284
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.211          1.225               --
                                                       2004      1.128          1.211           13,006
                                                       2003      1.000          1.128           11,827

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.130          2.048               --
                                                       2007      1.880          2.130           48,554
                                                       2006      1.541          1.880           49,782
                                                       2005      1.386          1.541           51,001
                                                       2004      1.206          1.386           34,831
                                                       2003      1.000          1.206           15,642

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.437          1.376               --
                                                       2007      1.388          1.437           46,545
                                                       2006      1.318          1.388           48,248
                                                       2005      1.209          1.318           47,172
                                                       2004      1.116          1.209           48,969
                                                       2003      1.000          1.116           44,650

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.514          1.488               --
                                                       2007      1.377          1.514           94,679
                                                       2006      1.228          1.377           96,388
                                                       2005      1.239          1.228           97,319
                                                       2004      1.159          1.239          108,938
                                                       2003      1.000          1.159           62,002

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242           23,758
                                                       2004      1.119          1.281           33,181
                                                       2003      1.000          1.119           13,785

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.489          1.398               --
                                                       2007      1.415          1.489               --
                                                       2006      1.312          1.415               --
                                                       2005      1.173          1.312               --
                                                       2004      1.161          1.173               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.220          0.829               --
                                                       2007      1.191          1.220               --
                                                       2006      1.100          1.191               --
                                                       2005      1.074          1.100               --
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.003          1.005               --
                                                       2007      0.983          1.003          102,231
                                                       2006      0.967          0.983          106,233
                                                       2005      0.968          0.967          110,254
                                                       2004      0.987          0.968           66,151
                                                       2003      1.000          0.987            1,914

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.091          1.106               --
                                                       2005      1.171          1.091           95,554
                                                       2004      1.190          1.171           94,266
                                                       2003      1.000          1.190            8,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.337          1.163               --
                                                       2007      1.295          1.337            6,750
                                                       2006      1.267          1.295            6,757
                                                       2005      1.217          1.267            6,765
                                                       2004      1.129          1.217            8,897
                                                       2003      1.000          1.129            1,694

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.120          1.118               --
                                                       2007      1.093          1.120           55,024
                                                       2006      1.031          1.093           55,265
                                                       2005      1.037          1.031           54,386
                                                       2004      0.982          1.037           45,037
                                                       2003      1.000          0.982           40,148

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.314          0.686            3,700
                                                       2007      1.184          1.314           16,884
                                                       2006      1.208          1.184           18,908
                                                       2005      1.199          1.208           17,967
                                                       2004      1.212          1.199           17,722
                                                       2003      1.000          1.212            3,721

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.789          1.661               --
                                                       2007      1.466          1.789           89,762
                                                       2006      1.416          1.466           92,169
                                                       2005      1.305          1.416           91,093
                                                       2004      1.209          1.305           92,391
                                                       2003      1.000          1.209           13,836

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.249          0.927           59,621

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.054          0.662          353,144

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.022          0.675          322,777

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.360          1.462              397
                                                       2007      2.683          3.360              399

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      2.159          1.251           26,632

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.120          0.964           52,977

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.401          0.862               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.654          0.898           92,609

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.983          0.924           84,011

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.177          0.917           26,386

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.403          0.950           39,255

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.797          1.793          162,499

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.457          0.892           18,768

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.465          0.946           15,791

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.093          0.706           17,215

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.081          0.819           51,801
                                                       2007      1.065          1.081          101,165
                                                       2006      1.003          1.065           98,803

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.487          1.030           69,476

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.055          0.640           42,962

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.165          0.761           55,846





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.594          1.051           14,375
                                                       2007      1.356          1.594           15,101
                                                       2006      1.109          1.356           15,543
                                                       2005      1.000          1.109           16,900

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.071          1.074               --
                                                       2005      1.000          1.071           18,150

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.713          0.914            3,233
                                                       2007      1.319          1.713            3,007
                                                       2006      1.138          1.319            3,506
                                                       2005      1.000          1.138            3,821

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.570          1.640               --
                                                       2006      1.215          1.570           14,824
                                                       2005      1.000          1.215           16,791

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.157          0.600              428
                                                       2007      1.236          1.157              430
                                                       2006      1.120          1.236              431
                                                       2005      1.000          1.120              432

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.109          1.085               --
                                                       2007      1.122          1.109           18,962
                                                       2006      1.069          1.122           17,181
                                                       2005      1.000          1.069           16,424

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.138          0.725               --
                                                       2007      1.086          1.138               --
                                                       2006      1.022          1.086               --
                                                       2005      1.000          1.022               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.153          1.093               --
                                                       2007      1.128          1.153               --
                                                       2006      1.004          1.128               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.513          1.234               --
                                                       2006      1.132          1.513               --
                                                       2005      1.000          1.132               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.020          0.989               --
                                                       2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.228          0.799            8,663
                                                       2007      1.123          1.228            9,470
                                                       2006      1.065          1.123            9,468
                                                       2005      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.427          0.693            1,283
                                                       2007      1.344          1.427            1,288
                                                       2006      1.131          1.344            1,292
                                                       2005      1.000          1.131            1,295

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.052          1.052               --
                                                       2008      1.124          1.052               --
                                                       2007      1.142          1.124           19,638
                                                       2006      1.034          1.142           17,993
                                                       2005      1.000          1.034               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.222          0.911            5,534
                                                       2007      1.110          1.222           25,133
                                                       2006      1.077          1.110           66,027
                                                       2005      1.000          1.077           98,385

  DWSI International Subaccount (Class B) (7/03).....  2008      1.540          1.469               --
                                                       2007      1.382          1.540               --
                                                       2006      1.130          1.382               --
                                                       2005      1.000          1.130               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      0.986          1.026               --
                                                       2005      1.000          0.986               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.112          1.217               --
                                                       2005      1.000          1.112            3,826

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.103          1.069               --
                                                       2007      1.084          1.103               --
                                                       2006      1.012          1.084               --
                                                       2005      1.000          1.012               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.210          1.130               --
                                                       2007      1.204          1.210           12,453
                                                       2006      1.072          1.204           12,463
                                                       2005      1.000          1.072              448

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.099          0.826          281,348
                                                       2007      1.077          1.099          348,741
                                                       2006      1.015          1.077          348,851
                                                       2005      1.000          1.015          348,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.008          0.969               --
                                                       2007      0.996          1.008               --
                                                       2006      0.984          0.996               --
                                                       2005      1.000          0.984               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.192          1.152               --
                                                       2007      1.174          1.192              908
                                                       2006      1.054          1.174              911
                                                       2005      1.000          1.054              913

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.138          1.082               --
                                                       2007      1.194          1.138           50,109
                                                       2006      1.036          1.194           40,496
                                                       2005      1.000          1.036           19,635

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.075          1.305           15,982
                                                       2005      1.000          1.075           17,401

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.060          1.262               --
                                                       2005      1.000          1.060               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.540          0.782           11,169
                                                       2007      1.493          1.540           35,624
                                                       2006      1.181          1.493           28,749
                                                       2005      1.000          1.181              409

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.033          1.052               --
                                                       2007      1.004          1.033               --
                                                       2006      0.993          1.004               --
                                                       2005      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.171          0.747           86,972
                                                       2007      1.138          1.171          187,170
                                                       2006      1.036          1.138          187,274
                                                       2005      1.000          1.036          187,367

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.048          1.033               --
                                                       2007      1.070          1.048           17,847
                                                       2006      0.997          1.070           15,884
                                                       2005      1.000          0.997           15,312

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.005          1.017               --
                                                       2005      1.000          1.005               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.000          1.018               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.545          1.485               --
                                                       2007      1.364          1.545           20,576
                                                       2006      1.119          1.364           62,035
                                                       2005      1.000          1.119           99,604

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.193          1.142               --
                                                       2007      1.152          1.193            4,054
                                                       2006      1.095          1.152            3,802
                                                       2005      1.000          1.095            3,908

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.067          1.047               --
                                                       2005      1.000          1.067               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.094          1.203               --
                                                       2005      1.000          1.094           17,064

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.213          1.192               --
                                                       2007      1.104          1.213               --
                                                       2006      0.985          1.104               --
                                                       2005      1.000          0.985           19,623

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.995          1.018               --
                                                       2005      1.000          0.995            5,537

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.257          1.180               --
                                                       2007      1.195          1.257               --
                                                       2006      1.109          1.195               --
                                                       2005      1.000          1.109               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.135          0.770          179,885
                                                       2007      1.108          1.135          127,323
                                                       2006      1.025          1.108          109,363
                                                       2005      1.000          1.025           52,787

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.036          1.038               --
                                                       2007      1.016          1.036          311,636
                                                       2006      1.000          1.016          311,636
                                                       2005      1.000          1.000          311,636

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.979          0.993               --
                                                       2005      1.000          0.979            5,632

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.093          0.950               --
                                                       2007      1.060          1.093            4,235
                                                       2006      1.037          1.060            4,293
                                                       2005      1.000          1.037            4,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.070          1.068               --
                                                       2007      1.045          1.070               --
                                                       2006      0.985          1.045               --
                                                       2005      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.141          0.595            7,107
                                                       2007      1.028          1.141            7,112
                                                       2006      1.050          1.028            7,117
                                                       2005      1.000          1.050               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.374          1.275               --
                                                       2007      1.127          1.374               --
                                                       2006      1.088          1.127           19,785
                                                       2005      1.000          1.088              885

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.036          0.769           15,200

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.052          0.660           19,175

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.040          0.887           15,794
                                                       2007      1.629          2.040           12,050

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.478          0.856              668

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.070          0.920               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.182          0.727               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.270          0.689               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.972          0.914               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.068          0.832               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.078          0.730           18,023

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.264          1.261          312,278

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.147          0.702              904

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.129          0.729           12,442

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.092          0.705               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.080          0.818           72,950
                                                       2007      1.064          1.080               --
                                                       2006      1.003          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.191          0.825               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.054          0.639            4,531

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.952          0.622            4,601





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.987          1.310           10,031
                                                       2007      1.691          1.987           10,054
                                                       2006      1.383          1.691           10,883
                                                       2005      1.215          1.383           11,424
                                                       2004      1.000          1.215               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.095          1.098               --
                                                       2005      1.039          1.095               --
                                                       2004      1.000          1.039               --

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.757          0.937               --
                                                       2007      1.354          1.757               --
                                                       2006      1.168          1.354               --
                                                       2005      1.050          1.168               --
                                                       2004      1.000          1.050               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.068          2.160               --
                                                       2006      1.602          2.068            6,087
                                                       2005      1.285          1.602            6,911
                                                       2004      1.000          1.285               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.309          0.679               --
                                                       2007      1.399          1.309               --
                                                       2006      1.268          1.399               --
                                                       2005      1.121          1.268               --
                                                       2004      1.000          1.121               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.239          1.212               --
                                                       2007      1.254          1.239               --
                                                       2006      1.195          1.254               --
                                                       2005      1.126          1.195               --
                                                       2004      1.000          1.126               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.150          0.733               --
                                                       2007      1.098          1.150               --
                                                       2006      1.034          1.098               --
                                                       2005      1.027          1.034               --
                                                       2004      1.000          1.027               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.151          1.092               --
                                                       2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.854          1.511               --
                                                       2006      1.388          1.854               --
                                                       2005      1.279          1.388               --
                                                       2004      1.000          1.279               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.019          0.988               --
                                                       2007      1.008          1.019               --
                                                       2006      0.992          1.008               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.263          0.822               --
                                                       2007      1.156          1.263               --
                                                       2006      1.097          1.156               --
                                                       2005      1.037          1.097               --
                                                       2004      1.000          1.037               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.710          0.830               --
                                                       2007      1.611          1.710               --
                                                       2006      1.357          1.611               --
                                                       2005      1.179          1.357               --
                                                       2004      1.000          1.179               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.114          0.716               --
                                                       2008      1.191          1.114               --
                                                       2007      1.210          1.191               --
                                                       2006      1.096          1.210               --
                                                       2005      1.064          1.096               --
                                                       2004      1.000          1.064               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.246          0.928           19,294
                                                       2007      1.133          1.246           21,342
                                                       2006      1.099          1.133           21,675
                                                       2005      1.044          1.099           19,684
                                                       2004      1.000          1.044               --

  DWSI International Subaccount (Class B) (7/03).....  2008      1.768          1.687               --
                                                       2007      1.588          1.768               --
                                                       2006      1.299          1.588               --
                                                       2005      1.152          1.299               --
                                                       2004      1.000          1.152               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.057          1.099               --
                                                       2005      1.089          1.057               --
                                                       2004      1.000          1.089               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.201          1.313               --
                                                       2005      1.088          1.201               --
                                                       2004      1.000          1.088               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.146          1.111               --
                                                       2007      1.126          1.146               --
                                                       2006      1.052          1.126               --
                                                       2005      1.039          1.052               --
                                                       2004      1.000          1.039               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.316          1.229               --
                                                       2007      1.310          1.316               --
                                                       2006      1.167          1.310               --
                                                       2005      1.092          1.167               --
                                                       2004      1.000          1.092               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.161          0.872               --
                                                       2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.002          1.056               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.056          1.016               --
                                                       2007      1.045          1.056               --
                                                       2006      1.032          1.045               --
                                                       2005      1.040          1.032               --
                                                       2004      1.000          1.040               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.286          1.242               --
                                                       2007      1.268          1.286               --
                                                       2006      1.138          1.268               --
                                                       2005      1.069          1.138               --
                                                       2004      1.000          1.069               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.289          1.225               --
                                                       2007      1.352          1.289               --
                                                       2006      1.174          1.352               --
                                                       2005      1.121          1.174               --
                                                       2004      1.000          1.121               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.268          1.540            7,939
                                                       2005      1.185          1.268            8,404
                                                       2004      1.000          1.185               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.799          0.913           14,385
                                                       2007      1.744          1.799           11,173
                                                       2006      1.381          1.744           10,627
                                                       2005      1.157          1.381           11,851
                                                       2004      1.000          1.157               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.068          1.088               --
                                                       2007      1.039          1.068               --
                                                       2006      1.028          1.039               --
                                                       2005      1.032          1.028               --
                                                       2004      1.000          1.032               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.274          0.812               --
                                                       2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.016          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.165          1.148               --
                                                       2007      1.189          1.165               --
                                                       2006      1.108          1.189               --
                                                       2005      1.100          1.108               --
                                                       2004      1.000          1.100               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.068          1.080               --
                                                       2004      1.000          1.068               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.784          1.715               --
                                                       2007      1.576          1.784               --
                                                       2006      1.293          1.576               --
                                                       2005      1.164          1.293               --
                                                       2004      1.000          1.164               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.298          1.242               --
                                                       2007      1.254          1.298               --
                                                       2006      1.192          1.254               --
                                                       2005      1.095          1.192               --
                                                       2004      1.000          1.095               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.133          1.111               --
                                                       2005      1.086          1.133               --
                                                       2004      1.000          1.086               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.140          1.253               --
                                                       2005      1.036          1.140               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.302          1.279               --
                                                       2007      1.185          1.302               --
                                                       2006      1.058          1.185               --
                                                       2005      1.069          1.058               --
                                                       2004      1.000          1.069               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.096          1.121               --
                                                       2005      1.131          1.096               --
                                                       2004      1.000          1.131               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.345          1.262               --
                                                       2007      1.279          1.345               --
                                                       2006      1.188          1.279               --
                                                       2005      1.063          1.188               --
                                                       2004      1.000          1.063               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.216          0.825               --
                                                       2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.023          1.024               --
                                                       2007      1.003          1.023               --
                                                       2006      0.988          1.003               --
                                                       2005      0.990          0.988               --
                                                       2004      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.962          0.975               --
                                                       2005      1.034          0.962               --
                                                       2004      1.000          1.034               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.179          1.026               --
                                                       2007      1.144          1.179           11,724
                                                       2006      1.121          1.144           10,729
                                                       2005      1.077          1.121            9,546
                                                       2004      1.000          1.077               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.183          1.181               --
                                                       2007      1.156          1.183           22,361
                                                       2006      1.091          1.156           21,345
                                                       2005      1.099          1.091           19,874
                                                       2004      1.000          1.099               --

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.131          0.590               --
                                                       2007      1.020          1.131               --
                                                       2006      1.042          1.020               --
                                                       2005      1.036          1.042               --
                                                       2004      1.000          1.036               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.510          1.402               --
                                                       2007      1.239          1.510               --
                                                       2006      1.197          1.239               --
                                                       2005      1.104          1.197               --
                                                       2004      1.000          1.104               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.151          0.854               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.051          0.659            3,480

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.020          0.673          119,260

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.686          1.168            7,308
                                                       2007      2.146          2.686            5,160

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2008      1.710          0.990               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.183          1.017           16,731

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.265          0.778               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.396          0.757               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.019          0.958               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.109          0.864               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.221          0.826               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.549          1.544               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.237          0.757               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.228          0.792               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.090          0.704               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.079          0.817               --
                                                       2007      1.064          1.079               --
                                                       2006      1.003          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.278          0.885               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.053          0.638               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.028          0.671           29,108

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2008      1.958          1.290            8,313
                                                       2007      1.667          1.958            9,205
                                                       2006      1.364          1.667            9,998
                                                       2005      1.199          1.364            8,423
                                                       2004      1.000          1.199            9,585

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.068          1.071               --
                                                       2005      1.014          1.068          177,852
                                                       2004      1.000          1.014          197,176

  Alger American Capital Appreciation Subaccount
  (Class S) (7/03)...................................  2008      1.780          0.949            2,480
                                                       2007      1.373          1.780            2,486
                                                       2006      1.185          1.373               --
                                                       2005      1.066          1.185               --
                                                       2004      1.000          1.066               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.867          1.949               --
                                                       2006      1.447          1.867           48,157
                                                       2005      1.161          1.447          143,883
                                                       2004      1.000          1.161          115,538

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.317          0.683           46,547
                                                       2007      1.408          1.317           43,075
                                                       2006      1.277          1.408           54,441
                                                       2005      1.129          1.277           77,056
                                                       2004      1.000          1.129           28,010

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.223          1.196               --
                                                       2007      1.239          1.223           88,927
                                                       2006      1.181          1.239          102,927
                                                       2005      1.114          1.181          137,034
                                                       2004      1.000          1.114           67,616

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2008      1.165          0.742           28,629
                                                       2007      1.113          1.165           32,821
                                                       2006      1.049          1.113           32,885
                                                       2005      1.042          1.049           32,044
                                                       2004      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.150          1.090               --
                                                       2007      1.126          1.150               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004            1,564

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.750          1.426           37,016
                                                       2006      1.311          1.750           47,281
                                                       2005      1.209          1.311           88,239
                                                       2004      1.000          1.209           63,171

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2008      1.018          0.987               --
                                                       2007      1.007          1.018               --
                                                       2006      0.991          1.007               --
                                                       2005      1.000          0.991               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2008      1.281          0.833          114,859
                                                       2007      1.173          1.281          133,412
                                                       2006      1.113          1.173          196,646
                                                       2005      1.053          1.113          251,158
                                                       2004      1.000          1.053          126,915

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2008      1.727          0.838            4,492
                                                       2007      1.628          1.727            4,494
                                                       2006      1.371          1.628            3,420
                                                       2005      1.193          1.371            3,530
                                                       2004      1.000          1.193            3,201

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.128          1.128               --
                                                       2008      1.205          1.128               --
                                                       2007      1.226          1.205           73,355
                                                       2006      1.111          1.226           86,725
                                                       2005      1.079          1.111          208,382
                                                       2004      1.000          1.079           12,452

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.235          0.920           37,677
                                                       2007      1.124          1.235           40,666
                                                       2006      1.091          1.124           40,662
                                                       2005      1.037          1.091           44,250
                                                       2004      1.000          1.037           37,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI International Subaccount (Class B) (7/03).....  2008      1.739          1.659               --
                                                       2007      1.563          1.739          107,722
                                                       2006      1.280          1.563          112,152
                                                       2005      1.135          1.280          200,894
                                                       2004      1.000          1.135          192,174

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.026          1.067               --
                                                       2005      1.058          1.026           69,196
                                                       2004      1.000          1.058           23,048

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.214          1.327               --
                                                       2005      1.101          1.214           28,997
                                                       2004      1.000          1.101           21,188

  DWSII Balanced Subaccount (Class B) (7/03).........  2008      1.134          1.100               --
                                                       2007      1.116          1.134           28,763
                                                       2006      1.043          1.116           41,166
                                                       2005      1.031          1.043          506,574
                                                       2004      1.000          1.031          648,694

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.335          1.246               --
                                                       2007      1.329          1.335          135,237
                                                       2006      1.185          1.329          149,955
                                                       2005      1.109          1.185          156,702
                                                       2004      1.000          1.109           64,617

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.159          0.870               --
                                                       2007      1.137          1.159               --
                                                       2006      1.073          1.137          194,482
                                                       2005      1.055          1.073          472,263
                                                       2004      1.002          1.055               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.007          0.968               --
                                                       2007      0.997          1.007           95,404
                                                       2006      0.985          0.997          114,324
                                                       2005      0.993          0.985          331,589
                                                       2004      1.000          0.993          569,162

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.281          1.237               --
                                                       2007      1.263          1.281          149,705
                                                       2006      1.134          1.263          176,637
                                                       2005      1.066          1.134          374,649
                                                       2004      1.000          1.066          228,243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.277          1.214               --
                                                       2007      1.341          1.277          116,100
                                                       2006      1.165          1.341          158,352
                                                       2005      1.113          1.165          125,431
                                                       2004      1.000          1.113           97,929

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.246          1.512           95,367
                                                       2005      1.165          1.246          121,216
                                                       2004      1.000          1.165           49,334

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.121          1.334               --
                                                       2005      1.052          1.121          107,493
                                                       2004      1.000          1.052               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2008      1.741          0.884           10,854
                                                       2007      1.690          1.741           14,233
                                                       2006      1.338          1.690           18,090
                                                       2005      1.122          1.338          128,903
                                                       2004      1.000          1.122          141,027

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.032          1.050            2,553
                                                       2007      1.005          1.032            2,897
                                                       2006      0.994          1.005           34,521
                                                       2005      0.998          0.994          355,515
                                                       2004      1.000          0.998          325,683

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2008      1.272          0.811               --
                                                       2007      1.237          1.272               --
                                                       2006      1.128          1.237               --
                                                       2005      1.092          1.128          265,930
                                                       2004      1.016          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.144          1.127               --
                                                       2007      1.169          1.144           73,163
                                                       2006      1.090          1.169           90,246
                                                       2005      1.082          1.090          193,348
                                                       2004      1.000          1.082          149,931

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.047          1.059               --
                                                       2005      1.039          1.047               --
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2005      1.083          1.095               --
                                                       2004      1.000          1.083           19,465

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.757          1.689               --
                                                       2007      1.553          1.757           34,480
                                                       2006      1.275          1.553           50,728
                                                       2005      1.148          1.275          155,155
                                                       2004      1.000          1.148          118,454

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.300          1.244               --
                                                       2007      1.257          1.300           54,489
                                                       2006      1.196          1.257           57,989
                                                       2005      1.099          1.196           56,240
                                                       2004      1.000          1.099            9,886

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.153          1.130               --
                                                       2005      1.105          1.153            8,893
                                                       2004      1.000          1.105           24,422

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.139          1.251               --
                                                       2005      1.036          1.139           44,899

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2008      1.311          1.288               --
                                                       2007      1.194          1.311           66,024
                                                       2006      1.067          1.194           67,157
                                                       2005      1.078          1.067           67,216
                                                       2004      1.000          1.078            2,855

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.102          1.127               --
                                                       2005      1.138          1.102           35,283
                                                       2004      1.000          1.138           64,106

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2008      1.317          1.235               --
                                                       2007      1.253          1.317            2,931
                                                       2006      1.164          1.253            2,923
                                                       2005      1.042          1.164           45,378
                                                       2004      1.000          1.042           45,980

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.214          0.823          186,487
                                                       2007      1.186          1.214          205,631
                                                       2006      1.098          1.186          226,931
                                                       2005      1.073          1.098          249,729
                                                       2004      0.999          1.073          273,922

  DWSII Money Market Subaccount (Class B) (7/03).....  2008      1.015          1.016               --
                                                       2007      0.996          1.015           93,449
                                                       2006      0.981          0.996           94,237
                                                       2005      0.983          0.981           95,008
                                                       2004      1.000          0.983          102,225

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.942          0.954               --
                                                       2005      1.013          0.942          175,853
                                                       2004      1.000          1.013           84,018

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.162          1.011               --
                                                       2007      1.128          1.162           61,668
                                                       2006      1.106          1.128           83,011
                                                       2005      1.064          1.106          125,802
                                                       2004      1.000          1.064           24,255

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.134          1.132               --
                                                       2007      1.109          1.134           99,086
                                                       2006      1.047          1.109          118,825
                                                       2005      1.055          1.047          328,345
                                                       2004      1.000          1.055          243,785

  DWSII Technology Subaccount (Class B) (7/03).......  2008      1.138          0.593           31,098
                                                       2007      1.026          1.138           32,907
                                                       2006      1.049          1.026           33,216
                                                       2005      1.043          1.049           49,178
                                                       2004      1.000          1.043           49,196

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.496          1.388               --
                                                       2007      1.228          1.496           21,337
                                                       2006      1.187          1.228           26,080
                                                       2005      1.096          1.187           27,754
                                                       2004      1.000          1.096            8,551

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.130          0.838           57,271

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.049          0.658           92,100

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.423          1.053           49,585
                                                       2007      1.937          2.423           43,315

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.691          0.979          109,864

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.134          0.974           95,388

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.238          0.761            2,978

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.383          0.749           21,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.971          0.912           85,768

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.098          0.855           27,025

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.210          0.818           98,221

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.461          1.456           82,821

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.232          0.754          137,075

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.245          0.803          126,776

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.089          0.702               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2008      1.078          0.816            3,188
                                                       2007      1.064          1.078            3,191
                                                       2006      1.003          1.064            4,240

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.287          0.891           60,541

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.052          0.637           57,945

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.894          0.584           61,171





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

ANNUAL REPORT

DECEMBER 31, 2008

METLIFE OF CT SEPARATE ACCOUNT ELEVEN

FOR VARIABLE ANNUITIES

OF

METLIFE INSURANCE COMPANY OF CONNECTICUT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2008, and the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Cap Value Subaccount
DWSII Government & Agency Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Dynamic Capital Appreciation
Subaccount
Fidelity VIP Equity-Income Subaccount
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Franklin Templeton Developing Markets
Securities Subaccount
FTVIPT Franklin Templeton Foreign Securities
Subaccount
FTVIPT Franklin Templeton Growth Securities
Subaccount
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount
LMPVET Appreciation Subaccount
LMPVET Capital and Income Subaccount
LMPVET Capital Subaccount

LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity
Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation
Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount

MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
Subaccount
MSF BlackRock Money Market Subaccount
MSF Capital Guardian U.S. Equity Subaccount
MSF Davis Venture Value Subaccount
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF Lehman Brothers Aggregate Bond Index
Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount

Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Van Kampen LIT Government Subaccount
Van Kampen LIT Growth and Income Subaccount
Wells Fargo VT Advantage Small/Mid Cap Value
Subaccount

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                                               ALGER AMERICAN ALLIANCEBERNSTEIN
                                      AIM V.I. UTILITIES CAPITAL APPRECIATION GLOBAL TECHNOLOGY AMERICAN FUNDS BOND
                                              SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ -------------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 3,006,970          $ 2,947,007       $ 1,068,266         $ 2,375,534
  Other receivables                                   --                   --                --                  --
  Due from MetLife Insurance
     Company of Connecticut                           --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Assets                            3,006,970            2,947,007         1,068,266           2,375,534
                                      ------------------ -------------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --                   --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                        1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
       Total Liabilities                           1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
NET ASSETS                                   $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
  Net assets from contracts in payout                 --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Net Assets                      $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS CREDIT SUISSE TRUST DELAWARE VIP SMALL
 GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME    GLOBAL SMALL CAP          CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,795,194    $ 1,017,552  $ 341,214,204  $ 327,280,597           $ 855,308       $ 18,559,086
            --             --             --             --                  --                 --
            --             --             --             --                  --                 --
-------------- -------------- -------------- -------------- ------------------- ------------------
   171,795,194      1,017,552    341,214,204    327,280,597             855,308         18,559,086
-------------- -------------- -------------- -------------- ------------------- ------------------
            --             --             --             --                  --                 --
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================
 $ 171,758,207    $ 1,017,332  $ 341,160,611  $ 327,239,808           $ 854,538       $ 18,554,963
        30,131             --         46,656         33,854                  --              3,160
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
                                      RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------ ------------- ----------------
ASSETS:
  Investments at fair value                    $ 495,726  $ 9,639,789   $ 3,251,186      $ 3,487,001
  Other receivables                                   --           --            --               --
  Due from MetLife Insurance
     Company of Connecticut                           --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Assets                              495,726    9,639,789     3,251,186        3,487,001
                                      ------------------ ------------ ------------- ----------------
LIABILITIES:
  Other payables                                      --           --            --               --
  Due to MetLife Insurance
     Company of Connecticut                          318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
       Total Liabilities                             318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
NET ASSETS                                     $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
  Net assets from contracts in payout                 --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Net Assets                        $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL DWSII GOVERNMENT & DWSII CONSERVATIVE DWSII GLOBAL DWSII GROWTH DWSII MODERATE
     MID CAP VALUE  AGENCY SECURITIES         ALLOCATION     THEMATIC   ALLOCATION     ALLOCATION
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,780,310        $ 7,664,522       $ 12,676,814  $ 4,074,767 $ 19,748,842   $ 22,932,684
                --                 --                 --           --           --             --
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
         9,780,310          7,664,522         12,676,814    4,074,767   19,748,842     22,932,684
------------------ ------------------ ------------------ ------------ ------------ --------------
                --                 --                 --           --           --             --
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                        FIDELITY VIP
                                                        FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                      DWSII TECHNOLOGY    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ---------------- ------------- --------------- -------------
ASSETS:
  Investments at fair value                $ 1,510,128 $ 204,394,735     $ 2,112,598 $ 199,520,406
  Other receivables                                 --            --              --            --
  Due from MetLife Insurance
     Company of Connecticut                         --            --              --            --
                                      ---------------- ------------- --------------- -------------
       Total Assets                          1,510,128   204,394,735       2,112,598   199,520,406
                                      ---------------- ------------- --------------- -------------
LIABILITIES:
  Other payables                                    --            --              --            --
  Due to MetLife Insurance
     Company of Connecticut                        826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
       Total Liabilities                           826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
NET ASSETS                                 $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 1,509,302 $ 204,320,303     $ 2,110,918 $ 199,165,259
  Net assets from contracts in payout               --        65,537              --       354,635
                                      ---------------- ------------- --------------- -------------
       Total Net Assets                    $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                                            FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                          FTVIPT MUTUAL   FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP
           INCOME FIDELITY VIP MID CAP SHARES SECURITIES INCOME SECURITIES       SECURITIES GROWTH SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,330        $ 232,109,251      $ 45,238,845      $ 25,143,045     $ 21,689,867      $ 32,503,311
               --                   --                --                --               --                --
               --                   --                --                --               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
       23,781,330          232,109,251        45,238,845        25,143,045       21,689,867        32,503,311
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               --                   --                --                --               --                --
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================
     $ 23,748,103        $ 231,985,283      $ 45,238,751      $ 24,913,023     $ 21,687,343      $ 32,498,385
           33,145              115,985                --           227,071               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES JANUS ASPEN FORTY
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ------------------ ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 16,745,571      $ 121,597,828      $ 26,545,796       $ 3,689,315
  Other receivables                                   --                 --                --                --
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Assets                           16,745,571        121,597,828        26,545,796         3,689,315
                                      ------------------ ------------------ ----------------- -----------------
LIABILITIES:
  Other payables                                      --                 --                --                --
  Due to MetLife Insurance
     Company of Connecticut                          433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
       Total Liabilities                             433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
NET ASSETS                                  $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 16,745,138      $ 121,568,962      $ 26,545,651       $ 3,688,723
  Net assets from contracts in payout                 --             21,602                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Net Assets                     $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================

The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL          JANUS ASPEN    JANUS ASPEN   JANUS ASPEN      JANUS ASPEN
     LIFE SCIENCES         TECHNOLOGY INTERNATIONAL GROWTH MID CAP GROWTH MID CAP VALUE WORLDWIDE GROWTH
        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,535,256        $ 4,937,354         $ 45,302,228   $ 13,790,149   $ 2,201,790        $ 933,414
                --                 --                   --             --            --               --
                --                 --                   15             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
         4,535,256          4,937,354           45,302,243     13,790,149     2,201,790          933,414
------------------ ------------------ -------------------- -------------- ------------- ----------------
                --                 --                   --             --            --               --
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================
       $ 4,534,181        $ 4,935,515         $ 45,244,641   $ 13,787,452   $ 2,201,304        $ 933,270
                --                 --               57,255             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET AGGRESSIVE        LMPVET LMPVET CAPITAL
                                                 GROWTH  APPRECIATION     AND INCOME LMPVET CAPITAL
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      ----------------- ------------- -------------- --------------
ASSETS:
  Investments at fair value               $ 428,944,091 $ 453,139,328  $ 131,475,470   $ 95,065,107
  Other receivables                                  18            --             --             --
  Due from MetLife Insurance
     Company of Connecticut                          --            --             --             --
                                      ----------------- ------------- -------------- --------------
       Total Assets                         428,944,109   453,139,328    131,475,470     95,065,107
                                      ----------------- ------------- -------------- --------------
LIABILITIES:
  Other payables                                     18            --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       9,811         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
       Total Liabilities                          9,829         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
NET ASSETS                                $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 428,732,527 $ 453,115,421  $ 131,433,560   $ 95,059,325
  Net assets from contracts in payout           201,753        15,606         36,416          1,675
                                      ----------------- ------------- -------------- --------------
       Total Net Assets                   $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET
           LMPVET LMPVET EQUITY            LMPVET LMPVET GLOBAL       INTERNATIONAL
DIVIDEND STRATEGY         INDEX FUNDAMENTAL VALUE        EQUITY ALL CAP OPPORTUNITY LMPVET INVESTORS
       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,762,593 $ 517,878,966     $ 457,417,168  $ 37,815,059        $ 65,490,774    $ 166,130,903
               --            --                --            --                  --               --
               --            --                --            --                  --               --
----------------- ------------- ----------------- ------------- ------------------- ----------------
       38,762,593   517,878,966       457,417,168    37,815,059          65,490,774      166,130,903
----------------- ------------- ----------------- ------------- ------------------- ----------------
               --            --               223            --                  --               --
            3,049         5,991             7,099         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
            3,049         5,991             7,322         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================
     $ 38,759,544 $ 517,763,405     $ 457,321,980  $ 37,811,490        $ 65,449,245    $ 166,081,194
               --       109,570            87,866            --              40,230           42,972
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET LARGE CAP LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                                GROWTH   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 115,661,197     $ 98,139,709     $ 50,738,456     $ 30,330,453
  Other receivables                                 --               --               --               --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Assets                        115,661,197       98,139,709       50,738,456       30,330,453
                                      ---------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --               --               --               --
  Due to MetLife Insurance
     Company of Connecticut                      6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
       Total Liabilities                         6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
NET ASSETS                               $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 115,641,665     $ 98,101,548     $ 50,738,235     $ 30,330,127
  Net assets from contracts in payout           13,210           38,022               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Net Assets                  $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP LMPVET SMALL CAP LMPVET SOCIAL LMPVIT ADJUSTABLE LMPVIT DIVERSIFIED   LMPVIT GLOBAL
          CORE           GROWTH     AWARENESS       RATE INCOME   STRATEGIC INCOME HIGH YIELD BOND
    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,524,193     $ 53,926,593  $ 50,093,582      $ 16,923,734       $ 34,923,456    $ 10,452,952
            --               --            --                --                 --              --
            --               --            --                --                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
    55,524,193       53,926,593    50,093,582        16,923,734         34,923,456      10,452,952
-------------- ---------------- ------------- ----------------- ------------------ ---------------
            --               --            --                --                 --              --
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============
  $ 55,512,263     $ 53,912,466  $ 50,092,116      $ 16,867,726       $ 34,921,049    $ 10,450,813
         8,634            6,690            --            51,003                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                    MIST AMERICAN
                                        LMPVIT HIGH  LMPVIT MONEY LMPVIT STRATEGIC FUNDS BALANCED
                                             INCOME        MARKET             BOND     ALLOCATION
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ---------------- --------------
ASSETS:
  Investments at fair value           $ 115,147,623 $ 338,025,776     $ 30,223,482      $ 325,121
  Other receivables                              --            --               --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --               --             --
                                      ------------- ------------- ---------------- --------------
       Total Assets                     115,147,623   338,025,776       30,223,482        325,121
                                      ------------- ------------- ---------------- --------------
LIABILITIES:
  Other payables                                 --            --               --             --
  Due to MetLife Insurance
     Company of Connecticut                   4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
       Total Liabilities                      4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
NET ASSETS                            $ 115,143,440 $ 338,022,022     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 115,108,499 $ 338,011,625     $ 30,221,472      $ 324,976
  Net assets from contracts in payout        34,941        10,380               --             --
                                      ------------- ------------- ---------------- --------------
       Total Net Assets               $ 115,143,440 $ 338,022,005     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============

The accompanying notes are an integral part of these financial statements.

MIST AMERICAN  MIST AMERICAN
 FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL
   ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE         REAL ESTATE
   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,228       $ 98,843     $ 239,145,217   $ 78,063,593   $ 54,269,320        $ 68,588,454
           --             --                --             --             --                  --
           --             --                --             --             --                  --
------------- -------------- ----------------- -------------- -------------- -------------------
      231,228         98,843       239,145,217     78,063,593     54,269,320          68,588,454
------------- -------------- ----------------- -------------- -------------- -------------------
           --             --                --             --             --                  --
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================
    $ 231,081       $ 98,733     $ 236,578,552   $ 78,016,888   $ 54,262,694        $ 68,565,849
           --             --         2,566,598         40,659          1,895              14,596
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                          MIST HARRIS
                                      MIST DREMAN SMALL       OAKMARK                   MIST LAZARD
                                              CAP VALUE INTERNATIONAL MIST JANUS FORTY      MID CAP
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                      ----------------- ------------- ---------------- ------------
ASSETS:
  Investments at fair value                $ 10,821,630  $ 62,794,116    $ 456,348,272 $ 72,990,087
  Other receivables                                  --            --               --           --
  Due from MetLife Insurance
     Company of Connecticut                          --            --               --           --
                                      ----------------- ------------- ---------------- ------------
       Total Assets                          10,821,630    62,794,116      456,348,272   72,990,087
                                      ----------------- ------------- ---------------- ------------
LIABILITIES:
  Other payables                                     --            --               --           --
  Due to MetLife Insurance
     Company of Connecticut                       4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
       Total Liabilities                          4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
NET ASSETS                                 $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 10,786,898  $ 62,776,627    $ 455,890,635 $ 72,974,212
  Net assets from contracts in payout            30,520        11,429          452,479        9,474
                                      ----------------- ------------- ---------------- ------------
       Total Net Assets                    $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============

The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON  MIST LEGG MASON
PARTNERS AGGRESSIVE PARTNERS MANAGED MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
             GROWTH           ASSETS    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,700    $ 145,961,143     $ 4,349,939      $ 129,910,223     $ 58,401,257     $ 145,064,371
                 --               --              --                 --               --                --
                 --               --              --                 --               --                --
------------------- ---------------- --------------- ------------------ ---------------- -----------------
             52,700      145,961,143       4,349,939        129,910,223       58,401,257       145,064,371
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 --               --              --                 --               --                --
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================
           $ 52,646    $ 145,499,973     $ 4,349,147      $ 129,709,522     $ 58,393,697     $ 145,047,955
                 --          459,070              --            200,501            3,935             6,566
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MIST LORD ABBETT         MIST MET/AIM MIST MET/AIM SMALL MIST MET/FRANKLIN
                                         MID CAP VALUE CAPITAL APPRECIATION         CAP GROWTH     MUTUAL SHARES
                                            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                      ---------------- -------------------- ------------------ -----------------
ASSETS:
  Investments at fair value               $ 51,855,175         $ 53,929,199        $ 5,668,153         $ 254,252
  Other receivables                                 --                   --                 --                --
  Due from MetLife Insurance
     Company of Connecticut                         --                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Assets                         51,855,175           53,929,199          5,668,153           254,252
                                      ---------------- -------------------- ------------------ -----------------
LIABILITIES:
  Other payables                                    --                   --                 --                --
  Due to MetLife Insurance
     Company of Connecticut                      6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
       Total Liabilities                         6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
NET ASSETS                                $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 51,822,934         $ 53,921,804        $ 5,665,418         $ 254,151
  Net assets from contracts in payout           25,712                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Net Assets                   $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                                  MIST PIMCO
MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
   MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND           RETURN MIST PIONEER FUND
       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,366,635      $ 68,055,227        $ 261,899,347        $ 89,834,418     $ 22,251,725      $ 18,843,054
               --                --                   --                  --               --                --
               --                --                   --                  --               --                --
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
       69,366,635        68,055,227          261,899,347          89,834,418       22,251,725        18,843,054
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
               --                --                   --                  --               --                --
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================
     $ 69,345,647      $ 68,042,617        $ 261,713,959        $ 89,610,567     $ 22,251,150      $ 18,822,361
           11,319             6,037              182,883             216,636               --            16,739
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                          MIST PIONEER MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
                                      STRATEGIC INCOME   AND INCOME ETF              ETF     MID CAP GROWTH
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      ---------------- ---------------- ---------------- ------------------
ASSETS:
  Investments at fair value              $ 156,090,213    $ 109,653,164    $ 123,461,622        $ 1,062,325
  Other receivables                                 --               --               --                 --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Assets                        156,090,213      109,653,164      123,461,622          1,062,325
                                      ---------------- ---------------- ---------------- ------------------
LIABILITIES:
  Other payables                                    --               --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                      6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
       Total Liabilities                         6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
NET ASSETS                               $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 156,012,822    $ 109,653,164    $ 123,461,622        $ 1,061,661
  Net assets from contracts in payout           70,425               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Net Assets                  $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN        MORGAN STANLEY  MORGAN STANLEY
  SMALL CAP VALUE      CAP GROWTH  MID CAP GROWTH        COMSTOCK CAPITAL OPPORTUNITIES DIVIDEND GROWTH
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,197,531     $ 2,332,336    $ 12,607,922       $ 648,795             $ 754,012     $ 1,981,883
               --              --              --              --                    --              --
               --              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
      132,197,531       2,332,336      12,607,922         648,795               754,012       1,981,883
----------------- --------------- --------------- --------------- --------------------- ---------------
               --              --              --              --                    --              --
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============
    $ 132,080,539     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
          110,069              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MORGAN STANLEY     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK
                                       S&P 500 INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                      -------------- ----------------- ------------------ -------------
ASSETS:
  Investments at fair value              $ 5,674,224      $ 91,560,860      $ 305,268,363 $ 122,908,121
  Other receivables                               --                --                 --            --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                 --            --
                                      -------------- ----------------- ------------------ -------------
       Total Assets                        5,674,224        91,560,860        305,268,363   122,908,121
                                      -------------- ----------------- ------------------ -------------
LIABILITIES:
  Other payables                                  --                --                 --            --
  Due to MetLife Insurance
     Company of Connecticut                      913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
       Total Liabilities                         913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
NET ASSETS                               $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 5,673,311      $ 91,549,399      $ 305,041,285 $ 122,696,867
  Net assets from contracts in payout             --             6,369            218,391       209,859
                                      -------------- ----------------- ------------------ -------------
       Total Net Assets                  $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============

The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
  MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK          MSF CAPITAL MSF DAVIS VENTURE
LARGE CAP VALUE           GROWTH  MONEY MARKET GUARDIAN U.S. EQUITY             VALUE MSF FI LARGE CAP
     SUBACCOUNT       SUBACCOUNT    SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,998,778         $ 19,321 $ 441,098,507         $ 25,983,780      $ 41,214,626    $ 173,937,475
             --               --            --                   --                --               --
             --               --            --                   --                --               --
--------------- ---------------- ------------- -------------------- ----------------- ----------------
     17,998,778           19,321   441,098,507           25,983,780        41,214,626      173,937,475
--------------- ---------------- ------------- -------------------- ----------------- ----------------
             --               --            --                   --                --               --
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================
   $ 17,997,131         $ 19,311 $ 440,922,194         $ 25,966,416      $ 41,197,323    $ 173,774,542
             --               --       168,946               15,344            12,757          157,202
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                MSF LEHMAN
                                       MSF FI VALUE                     BROTHERS AGGREGATE           MSF METLIFE
                                            LEADERS MSF JENNISON GROWTH         BOND INDEX AGGRESSIVE ALLOCATION
                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------- ------------------- ------------------ ---------------------
ASSETS:
  Investments at fair value           $ 100,770,825        $ 52,993,088      $ 135,715,598          $ 43,641,225
  Other receivables                              --                  --                 --                    --
  Due from MetLife Insurance
     Company of Connecticut                      --                  --                 --                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Assets                     100,770,825          52,993,088        135,715,598            43,641,225
                                      ------------- ------------------- ------------------ ---------------------
LIABILITIES:
  Other payables                                 --                  --                 --                    --
  Due to MetLife Insurance
     Company of Connecticut                   8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
       Total Liabilities                      8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
NET ASSETS                            $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,757,630        $ 52,990,327      $ 135,347,785          $ 43,639,028
  Net assets from contracts in payout         4,559                  --            367,570                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Net Assets               $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================

The accompanying notes are an integral part of these financial statements.

 MSF METLIFE         MSF METLIFE                                               MSF METLIFE
CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
  ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,975,881        $ 76,219,687     $ 4,353,823       $ 349,927,366         $ 290,981,864     $ 354,306,777
          --                  --              --                  --                    --                --
          --                  --              --                  --                    --                --
------------ ------------------- --------------- ------------------- --------------------- -----------------
  23,975,881          76,219,687       4,353,823         349,927,366           290,981,864       354,306,777
------------ ------------------- --------------- ------------------- --------------------- -----------------
          --                  --              --                  --                    --                --
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================
$ 23,973,280        $ 76,212,692     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 353,705,430
          --               3,998              --                  --                    --           600,358
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                      MSF NEUBERGER
                                      MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP
                                             RETURN MSF MFS VALUE         EAFE INDEX          VALUE
                                         SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ------------------ --------------
ASSETS:
  Investments at fair value           $ 625,329,089  $ 64,287,451       $ 69,093,445   $ 13,968,213
  Other receivables                              --            --                 --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --                 --             --
                                      ------------- ------------- ------------------ --------------
       Total Assets                     625,329,089    64,287,451         69,093,445     13,968,213
                                      ------------- ------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --            --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                  10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
       Total Liabilities                     10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
NET ASSETS                            $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 624,893,723  $ 64,246,149       $ 68,976,180   $ 13,966,556
  Net assets from contracts in payout       425,350        33,789            116,818             --
                                      ------------- ------------- ------------------ --------------
       Total Net Assets               $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                        MSF WESTERN ASSET MSF WESTERN ASSET
MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC        MANAGEMENT
  GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,852,238     $ 87,292,688      $ 39,241,847      $ 69,063,133          $ 6,938,117     $ 209,919,694
             --               --                --                --                   --                --
             --               --                --                --                   --                --
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
    295,852,238       87,292,688        39,241,847        69,063,133            6,938,117       209,919,694
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
             --               --                --                --                   --                --
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================
  $ 295,729,605     $ 87,198,033      $ 39,237,067      $ 69,052,708          $ 6,928,450     $ 209,833,430
        111,405           94,310                --             6,235                9,523            82,971
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIMCO VIT TOTAL                  PIONEER VCT CULLEN      PIONEER VCT
                                               RETURN PIONEER VCT BOND              VALUE EMERGING MARKETS
                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                      --------------- ---------------- ------------------ ----------------
ASSETS:
  Investments at fair value             $ 380,028,674     $ 23,507,151       $ 12,566,335     $ 13,717,015
  Other receivables                                --               --                 --               --
  Due from MetLife Insurance
     Company of Connecticut                        --               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Assets                       380,028,674       23,507,151         12,566,335       13,717,015
                                      --------------- ---------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --               --                 --               --
  Due to MetLife Insurance
     Company of Connecticut                     6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
       Total Liabilities                        6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
NET ASSETS                              $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 379,735,083     $ 23,504,903       $ 12,564,364     $ 13,714,981
  Net assets from contracts in payout         287,140               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Net Assets                 $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

                                                                                                    PIONEER VCT
PIONEER VCT EQUITY                  PIONEER VCT GLOBAL PIONEER VCT HIGH  PIONEER VCT IBBOTSON          IBBOTSON
            INCOME PIONEER VCT FUND         HIGH YIELD            YIELD AGGRESSIVE ALLOCATION GROWTH ALLOCATION
        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,835,425     $ 28,808,637        $ 9,495,394     $ 25,986,234           $ 7,972,082     $ 184,454,554
                --               --                 --               --                    --                --
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
        20,835,425       28,808,637          9,495,394       25,986,234             7,972,082       184,454,554
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
                --               --                 --               --                    --                --
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIONEER VCT IBBOTSON  PIONEER VCT         PIONEER VCT   PIONEER VCT
                                       MODERATE ALLOCATION INDEPENDENCE INTERNATIONAL VALUE MID CAP VALUE
                                                SUBACCOUNT   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                      -------------------- ------------ ------------------- -------------
ASSETS:
  Investments at fair value                  $ 103,811,314  $ 3,441,961         $ 6,692,410  $ 40,900,016
  Other receivables                                     --           --                  --            --
  Due from MetLife Insurance
     Company of Connecticut                             --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Assets                            103,811,314    3,441,961           6,692,410    40,900,016
                                      -------------------- ------------ ------------------- -------------
LIABILITIES:
  Other payables                                        --           --                  --            --
  Due to MetLife Insurance
     Company of Connecticut                          2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
       Total Liabilities                             2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
NET ASSETS                                   $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
  Net assets from contracts in payout                   --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Net Assets                      $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP PIONEER VCT REAL PIONEER VCT SMALL      PIONEER VCT                    UIF CORE PLUS FIXED
         GROWTH    ESTATE SHARES         CAP VALUE STRATEGIC INCOME UIF CAPITAL GROWTH              INCOME
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,972,074     $ 10,027,586       $ 8,804,454     $ 41,661,670        $ 6,579,981        $ 14,902,050
             --               --                --               --                 --                  --
             --               --                --               --                 --                   5
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
      7,972,074       10,027,586         8,804,454       41,661,670          6,579,981          14,902,055
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
             --               --                --               --                 --                  --
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
             --               --                --               --                 --                  --
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                      UIF EQUITY AND UIF SMALL COMPANY UIF U.S. REAL ESTATE
                                              INCOME            GROWTH           SECURITIES    UIF VALUE
                                          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT   SUBACCOUNT
                                      -------------- ----------------- -------------------- ------------
ASSETS:
  Investments at fair value            $ 142,710,392       $ 3,996,767         $ 17,256,597 $ 10,419,375
  Other receivables                               --                --                   --           --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Assets                      142,710,392         3,996,767           17,256,597   10,419,375
                                      -------------- ----------------- -------------------- ------------
LIABILITIES:
  Other payables                                  --                --                   --           --
  Due to MetLife Insurance
     Company of Connecticut                       62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
       Total Liabilities                          62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
NET ASSETS                             $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
  Net assets from contracts in payout             --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Net Assets                $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============

The accompanying notes are an integral part of these financial statements.

                                                                                   WELLS FARGO VT
VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT           ADVANTAGE
CAPITAL GROWTH       COMSTOCK     ENTERPRISE     GOVERNMENT GROWTH AND INCOME SMALL/MID CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,961,778  $ 220,996,960    $ 5,943,120   $ 35,850,832     $ 137,596,620         $ 2,659,878
            --             --             --             --                --                  --
            --             --             --             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
    10,961,778    220,996,960      5,943,120     35,850,832       137,596,620           2,659,878
-------------- -------------- -------------- -------------- ----------------- -------------------
            --             --             --             --                --                  --
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================
  $ 10,959,766  $ 220,965,609    $ 5,931,375   $ 35,849,224     $ 137,594,743         $ 2,659,523
            --         26,535          9,744             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                     ALGER AMERICAN    ALLIANCEBERNSTEIN
                                         AIM V.I. UTILITIES    CAPITAL APPRECIATION    GLOBAL TECHNOLOGY    AMERICAN FUNDS BOND
                                                 SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (A)
                                         ------------------- ----------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                   $ 110,628                    $ --                 $ --              $ 123,941
                                         --------------------- ----------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                      76,841                  84,291               28,902                 13,759
      Administrative charges                          6,296                   7,090                2,812                  1,435
                                         --------------------- ----------------------- -------------------- --------------------
        Total expenses                               83,137                  91,381               31,714                 15,194
                                         --------------------- ----------------------- -------------------- --------------------
           Net investment income (loss)              27,491                 (91,381)             (31,714)               108,747
                                         --------------------- ----------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   406,482                      --                   --                    856
      Realized gains (losses) on sale of
        investments                                 168,700                  46,131              (22,007)               (67,374)
                                         --------------------- ----------------------- -------------------- --------------------
           Net realized gains (losses)              575,182                  46,131              (22,007)               (66,518)
                                         --------------------- ----------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (2,236,607)             (2,807,081)          (1,152,431)              (224,525)
                                         --------------------- ----------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                  (1,661,425)             (2,760,950)          (1,174,438)              (291,043)
                                         --------------------- ----------------------- -------------------- --------------------
     Net increase (decrease) in net
        assets resulting from operations       $ (1,633,934)           $ (2,852,331)        $ (1,206,152)            $ (182,296)
                                         ===================== ======================= ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    CREDIT SUISSE TRUST    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME       GLOBAL SMALL CAP             CAP VALUE
    SUBACCOUNT    SUBACCOUNT (A)        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
   $ 4,361,008              $ --       $ 4,199,641       $ 7,970,865               $ 24,627             $ 219,525
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,132,022             5,681         8,973,363         8,143,014                 25,825               367,007
       371,090               607           790,245           717,159                  2,024                22,024
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,503,112             6,288         9,763,608         8,860,173                 27,849               389,031
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
      (142,104)           (6,288)       (5,563,967)         (889,308)                (3,222)             (169,506)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    21,676,096            40,881        61,153,625        32,270,814                     --             1,923,304
     3,502,732           (42,193)       (3,063,324)       (1,626,399)               (23,483)              (80,631)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    25,178,828            (1,312)       58,090,301        30,644,415                (23,483)            1,842,673
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (145,949,450)         (466,474)     (344,375,290)     (253,965,899)              (787,170)          (10,637,836)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (120,770,622)         (467,786)     (286,284,989)     (223,321,484)              (810,653)           (8,795,163)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
$ (120,912,726)       $ (474,074)   $ (291,848,956)   $ (224,210,792)            $ (813,875)         $ (8,964,669)
================= ================= ================= ================= ====================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,011        $ 92,565             $ --                $ --
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        12,970         253,998          102,169              83,010
      Administrative charges                            1,037          21,060            8,399               6,821
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 14,007         275,058          110,568              89,831
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss) .             (10,996)       (182,493)        (110,568)            (89,831)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --              --          992,051             787,065
      Realized gains (losses) on sale of
        investments                                    (2,702)        269,436         (189,138)            (74,192)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (2,702)        269,436          802,913             712,873
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                               (282,713)     (5,437,835)      (4,347,920)         (1,898,312)
                                           --------------------- --------------- ---------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      (285,415)     (5,168,399)      (3,545,007)         (1,185,439)
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (296,411)   $ (5,350,892)    $ (3,655,575)       $ (1,275,270)
                                           ===================== =============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL    DWSII GOVERNMENT &    DWSII CONSERVATIVE    DWSII GLOBAL     DWSII GROWTH    DWSII MODERATE
     MID CAP VALUE     AGENCY SECURITIES            ALLOCATION        THEMATIC       ALLOCATION        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         $ 184,063             $ 302,242           $ 1,920,782        $ 79,506      $ 1,288,633       $ 1,275,847
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           248,656               130,544               289,381         128,376          500,914           559,656
            20,431                10,656                24,028          10,562           40,491            46,604
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           269,087               141,200               313,409         138,938          541,405           606,260
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           (85,024)              161,042             1,607,373         (59,432)         747,228           669,587
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         5,910,211                    --             3,261,703       2,273,539        5,948,945         4,026,053
        (1,075,893)              (16,194)           (1,017,692)       (812,324)        (886,226)       (1,001,298)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         4,834,318               (16,194)            2,244,011       1,461,215        5,062,719         3,024,755
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
       (10,319,630)              (17,071)           (8,097,720)     (5,697,593)     (17,059,205)      (14,794,190)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
        (5,485,312)              (33,265)           (5,853,709)     (4,236,378)     (11,996,486)      (11,769,435)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
      $ (5,570,336)            $ 127,777          $ (4,246,336)   $ (4,295,810)   $ (11,249,258)    $ (11,099,848)
===================== ===================== ===================== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                    FIDELITY VIP
                                                                 FIDELITY VIP    DYNAMIC CAPITAL      FIDELITY VIP
                                           DWSII TECHNOLOGY        CONTRAFUND       APPRECIATION     EQUITY-INCOME
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                           ------------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
      Dividends                                        $ --       $ 2,444,389           $ 14,200       $ 7,341,699
                                           ------------------- ----------------- ------------------ -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      41,846         4,628,877             50,907         3,703,899
      Administrative charges                          3,464           307,383              4,033            27,202
                                           ------------------- ----------------- ------------------ -----------------
        Total expenses                               45,310         4,936,260             54,940         3,731,101
                                           ------------------- ----------------- ------------------ -----------------
           Net investment income (loss)             (45,310)       (2,491,871)           (40,740)        3,610,598
                                           ------------------- ----------------- ------------------ -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         9,234,803             24,410           327,117
      Realized gains (losses) on sale of
        investments                                 (65,877)      (13,508,348)           (41,384)       (6,824,690)
                                           ------------------- ----------------- ------------------ -----------------
           Net realized gains (losses)              (65,877)       (4,273,545)           (16,974)       (6,497,573)
                                           ------------------- ----------------- ------------------ -----------------
     Change in unrealized gains (losses)
        on investments                           (1,329,213)     (159,012,593)        (1,661,209)     (158,555,008)
                                           ------------------- ----------------- ------------------ -----------------
     Net realized and unrealized gains
         (losses) on investments                 (1,395,090)     (163,286,138)        (1,678,183)     (165,052,581)
                                           ------------------- ----------------- ------------------ -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (1,440,400)   $ (165,778,009)      $ (1,718,923)   $ (161,441,983)
                                           =================== ================= ================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        FTVIPT FRANKLIN      FTVIPT FRANKLIN
FIDELITY VIP HIGH                                FTVIPT MUTUAL      FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP
           INCOME    FIDELITY VIP MID CAP    SHARES SECURITIES    INCOME SECURITIES          SECURITIES    GROWTH SECURITIES
       SUBACCOUNT              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      $ 2,688,032               $ 836,529          $ 2,006,370          $ 1,736,549           $ 546,261                 $ --
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,100               5,052,698            1,014,440              547,002             530,497              839,417
               98                 328,390              102,222               47,634              44,533               68,227
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,198               5,381,088            1,116,662              594,636             575,030              907,644
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
        2,315,834              (4,544,559)             889,708            1,141,913             (28,769)            (907,644)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
               --              59,697,442            2,853,730              727,133             235,801            6,401,813
       (1,196,314)             (5,714,792)          (1,315,872)          (1,380,114)           (570,161)          (1,158,333)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (1,196,314)             53,982,650            1,537,858             (652,981)           (334,360)           5,243,480
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (9,618,517)           (215,124,181)         (33,386,323)         (11,768,551)         (9,350,267)         (30,953,725)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      (10,814,831)           (161,141,531)         (31,848,465)         (12,421,532)         (9,684,627)         (25,710,245)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
     $ (8,498,997)         $ (165,686,090)       $ (30,958,757)       $ (11,279,619)       $ (9,713,396)       $ (26,617,889)
==================== ======================= ==================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FTVIPT TEMPLETON
                                           DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                                   SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    JANUS ASPEN FORTY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           --------------------- --------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 1,336,855           $ 4,414,769            $ 704,609                $ 618
                                           --------------------- --------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,095,703             3,116,679              586,925               87,544
      Administrative charges                           63,741               250,034               59,371                9,312
                                           --------------------- --------------------- -------------------- --------------------
        Total expenses                              1,159,444             3,366,713              646,296               96,856
                                           --------------------- --------------------- -------------------- --------------------
           Net investment income (loss)               177,411             1,048,056               58,313              (96,238)
                                           --------------------- --------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  10,020,662            18,068,475            2,776,593                   --
      Realized gains (losses) on sale of
        investments                                13,009,937             2,398,911             (809,259)             682,067
                                           --------------------- --------------------- -------------------- --------------------
           Net realized gains (losses)             23,030,599            20,467,386            1,967,334              682,067
                                           --------------------- --------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (65,209,597)         (114,496,778)         (23,386,449)          (3,765,292)
                                           --------------------- --------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                   (42,178,998)          (94,029,392)         (21,419,115)          (3,083,225)
                                           --------------------- --------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (42,001,587)        $ (92,981,336)       $ (21,360,802)        $ (3,179,463)
                                           ===================== ===================== ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL             JANUS ASPEN       JANUS ASPEN      JANUS ASPEN         JANUS ASPEN
     LIFE SCIENCES            TECHNOLOGY    INTERNATIONAL GROWTH    MID CAP GROWTH    MID CAP VALUE    WORLDWIDE GROWTH
        SUBACCOUNT            SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
              $ --               $ 7,164               $ 885,054          $ 13,685         $ 11,757            $ 13,552
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            87,821               123,495               1,030,915           330,604           44,277             107,914
             9,591                12,090                  18,598            28,875            4,404               9,343
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            97,412               135,585               1,049,513           359,479           48,681             117,257
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           (97,412)             (128,421)               (164,459)         (345,794)         (36,924)           (103,705)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
                --                    --              12,784,110         1,290,527          335,223                  --
           515,283              (123,645)                660,268           212,803           71,054           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           515,283              (123,645)             13,444,378         1,503,330          406,277           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,583,481)           (4,309,848)            (65,791,608)      (12,730,826)      (1,306,582)         (6,683,395)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,068,198)           (4,433,493)            (52,347,230)      (11,227,496)        (900,305)         (2,238,771)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
      $ (2,165,610)         $ (4,561,914)          $ (52,511,689)    $ (11,573,290)      $ (937,229)       $ (2,342,476)
===================== ===================== ======================= ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET AGGRESSIVE            LMPVET    LMPVET CAPITAL
                                                      GROWTH      APPRECIATION        AND INCOME    LMPVET CAPITAL
                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           -------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                         $ --       $ 7,696,469       $ 1,848,917          $ 75,556
                                           -------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,775,766         9,380,025         3,486,662         2,951,948
      Administrative charges                         906,312           956,540           301,130           242,817
                                           -------------------- ----------------- ----------------- -----------------
        Total expenses                            10,682,078        10,336,565         3,787,792         3,194,765
                                           -------------------- ----------------- ----------------- -----------------
           Net investment income (loss)          (10,682,078)       (2,640,096)       (1,938,875)       (3,119,209)
                                           -------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --        26,366,871         4,365,235        37,207,623
      Realized gains (losses) on sale of
        investments                                6,981,186        (4,033,339)      (13,312,598)       (7,341,016)
                                           -------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)             6,981,186        22,333,532        (8,947,363)       29,866,607
                                           -------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (321,052,738)     (238,791,753)      (71,866,879)     (107,121,597)
                                           -------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                 (314,071,552)     (216,458,221)      (80,814,242)      (77,254,990)
                                           -------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (324,753,630)   $ (219,098,317)    $ (82,753,117)    $ (80,374,199)
                                           ==================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        LMPVET
LMPVET DIVIDEND     LMPVET EQUITY               LMPVET    LMPVET GLOBAL          INTERNATIONAL
       STRATEGY             INDEX    FUNDAMENTAL VALUE           EQUITY    ALL CAP OPPORTUNITY    LMPVET INVESTORS
     SUBACCOUNT        SUBACCOUNT           SUBACCOUNT       SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    $ 1,459,190      $ 14,774,751         $ 10,998,980         $ 44,340            $ 1,970,027         $ 3,019,773
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        775,147        22,039,179            9,922,759        1,079,744              1,257,076           3,282,860
         80,445         1,191,462              929,638           90,380                122,094             328,241
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        855,592        23,230,641           10,852,397        1,170,124              1,379,170           3,611,101
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        603,598        (8,455,890)             146,583       (1,125,784)               590,857            (591,328)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
             --        18,257,821              527,147        8,051,073                     --           7,212,020
     (1,314,142)      (12,117,463)         (15,332,630)      (1,726,802)           (12,209,484)         (8,714,182)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
     (1,314,142)        6,140,358          (14,805,483)       6,324,271            (12,209,484)         (1,502,162)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (17,573,568)     (376,452,252)        (286,063,407)     (35,987,482)           (44,954,847)       (105,245,206)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (18,887,710)     (370,311,894)        (300,868,890)     (29,663,211)           (57,164,331)       (106,747,368)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
  $ (18,284,112)   $ (378,767,784)      $ (300,722,307)   $ (30,788,995)         $ (56,573,474)     $ (107,338,696)
================== ================= ==================== ================ ====================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET LARGE CAP    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE
                                                     GROWTH      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                           ------------------- ------------------- ------------------- -------------------
INVESTMENT INCOME:
      Dividends                                   $ 444,098         $ 4,546,777         $ 1,676,056           $ 745,359
                                           ------------------- ------------------- ------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,643,599           1,856,987             923,948             576,199
      Administrative charges                        234,887             210,540             108,991              68,003
                                           ------------------- ------------------- ------------------- -------------------
        Total expenses                            2,878,486           2,067,527           1,032,939             644,202
                                           ------------------- ------------------- ------------------- -------------------
           Net investment income (loss)          (2,434,388)          2,479,250             643,117             101,157
                                           ------------------- ------------------- ------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --           4,993,417              72,842             314,238
      Realized gains (losses) on sale of
        investments                                  88,318          (4,481,358)         (2,874,728)         (1,860,751)
                                           ------------------- ------------------- ------------------- -------------------
           Net realized gains (losses)               88,318             512,059          (2,801,886)         (1,546,513)
                                           ------------------- ------------------- ------------------- -------------------
     Change in unrealized gains (losses)
        on investments                          (76,817,254)        (47,437,354)        (25,721,491)        (19,093,660)
                                           ------------------- ------------------- ------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                 (76,728,936)        (46,925,295)        (28,523,377)        (20,640,173)
                                           ------------------- ------------------- ------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (79,163,324)      $ (44,446,045)      $ (27,880,260)      $ (20,539,016)
                                           =================== =================== =================== ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP    LMPVET SMALL CAP    LMPVET SOCIAL    LMPVIT ADJUSTABLE    LMPVIT DIVERSIFIED      LMPVIT GLOBAL
          CORE              GROWTH        AWARENESS          RATE INCOME      STRATEGIC INCOME    HIGH YIELD BOND
    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     $ 159,660                $ --      $ 1,194,589          $ 1,086,493           $ 2,529,233        $ 1,539,098
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,303,346           1,342,248          814,909              433,308               656,704            259,259
       126,029             113,092           36,869               35,997                66,908             23,010
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,429,375           1,455,340          851,778              469,305               723,612            282,269
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (1,269,715)         (1,455,340)         342,811              617,188             1,805,621          1,256,829
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
            --           2,951,725               --                   --                    --                 --
    (3,753,382)         (1,906,215)        (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (3,753,382)          1,045,510         (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (29,132,186)        (40,484,444)     (18,204,899)          (4,846,224)           (6,518,920)        (5,842,294)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (32,885,568)        (39,438,934)     (19,143,380)          (6,590,232)           (8,956,662)        (6,601,679)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
 $ (34,155,283)      $ (40,894,274)   $ (18,800,569)        $ (5,973,044)         $ (7,151,041)      $ (5,344,850)
================= =================== ================ ==================== ===================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                              MIST AMERICAN
                                             LMPVIT HIGH    LMPVIT MONEY LMPVIT STRATEGIC    FUNDS BALANCED
                                                  INCOME          MARKET             BOND        ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT (A)
                                         ------------------ ------------ ------------------- -----------------
INVESTMENT INCOME:
      Dividends                             $ 17,638,702     $ 6,944,944      $ 2,281,478          $ 11,776
                                         ------------------ ------------ ------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                2,599,300       4,162,900          654,821               573
      Administrative charges                     258,405         404,360           57,611                --
                                         ------------------ ------------ ------------------- -----------------
        Total expenses                         2,857,705       4,567,260          712,432               573
                                         ------------------ ------------ ------------------- -----------------
           Net investment income (loss)       14,780,997       2,377,684        1,569,046            11,203
                                         ------------------ ------------ ------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --               --                18
      Realized gains (losses) on sale of
        investments                          (14,694,020)             --       (1,709,334)           (2,068)
                                         ------------------ ------------ ------------------- -----------------
           Net realized gains (losses)       (14,694,020)             --       (1,709,334)           (2,050)
                                         ------------------ ------------ ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (57,188,572)             --       (7,636,352)          (53,327)
                                         ------------------ ------------ ------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (71,882,592)             --       (9,345,686)          (55,377)
                                         ------------------ ------------ ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (57,101,595)    $ 2,377,689     $ (7,776,640)        $ (44,174)
                                         ================== ============ =================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN     MIST AMERICAN
  FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK    MIST CLARION GLOBAL
    ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE            REAL ESTATE
SUBACCOUNT (A)    SUBACCOUNT (A)           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       $ 9,992           $ 3,537          $ 4,974,136       $ 7,741,720         $ 461,323            $ 2,294,372
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,406,347         1,099,319              1,667,962
            --                --                   --            88,409           110,572                119,661
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,494,756         1,209,891              1,787,623
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
         9,580             3,334              869,227         6,246,964          (748,568)               506,749
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
             4                 3           49,532,248                --         3,693,772             11,166,201
        (1,147)              (36)         (12,474,426)       (4,075,599)       (4,431,149)           (10,962,403)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
        (1,143)              (33)          37,057,822        (4,075,599)         (737,377)               203,798
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (70,650)          (20,669)        (192,954,457)      (30,512,042)      (34,965,394)           (53,984,766)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (71,793)          (20,702)        (155,896,635)      (34,587,641)      (35,702,771)           (53,780,968)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
     $ (62,213)        $ (17,368)      $ (155,027,408)    $ (28,340,677)    $ (36,451,339)         $ (53,274,219)
================= ================= ==================== ================= ================= ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                  MIST HARRIS
                                           MIST DREMAN SMALL          OAKMARK                          MIST LAZARD
                                                   CAP VALUE    INTERNATIONAL    MIST JANUS FORTY          MID CAP
                                                  SUBACCOUNT       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           -------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 92,243      $ 1,961,763        $ 43,353,469         $ 54,249
                                           -------------------- ---------------- ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                      194,494        1,477,627           8,556,084          961,842
      Administrative charges                          12,190          124,030             161,178           56,599
                                           -------------------- ---------------- ------------------- ----------------
        Total expenses                               206,684        1,601,657           8,717,262        1,018,441
                                           -------------------- ---------------- ------------------- ----------------
           Net investment income (loss)             (114,441)         360,106          34,636,207         (964,192)
                                           -------------------- ---------------- ------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    346,505       16,795,784          18,763,410          438,843
      Realized gains (losses) on sale of
        investments                                 (547,186)     (10,085,263)         (8,427,478)      (3,280,875)
                                           -------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)              (200,681)       6,710,521          10,335,932       (2,842,032)
                                           -------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                            (3,531,575)     (56,193,090)       (393,691,219)     (40,689,078)
                                           -------------------- ---------------- ------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                   (3,732,256)     (49,482,569)       (383,355,287)     (43,531,110)
                                           -------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,846,697)   $ (49,122,463)     $ (348,719,080)   $ (44,495,302)
                                           ==================== ================ =================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON     MIST LEGG MASON
PARTNERS AGGRESSIVE    PARTNERS MANAGED    MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
             GROWTH              ASSETS       VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
     SUBACCOUNT (A)          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
               $ --         $ 6,571,747            $ 1,008           $ 9,648,452         $ 3,552,322          $ 3,209,386
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,336,453             99,630             2,298,613           1,140,677            3,447,268
                 --              11,895              8,136                 1,634             108,284              280,584
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,348,348            107,766             2,300,247           1,248,961            3,727,852
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                (69)          4,223,399           (106,758)            7,348,205           2,303,361             (518,466)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 --          16,630,284            246,831            12,446,898           1,232,093           22,149,519
                 (9)         (7,778,749)          (502,321)           (3,991,414)         (1,651,141)         (12,862,246)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 (9)          8,851,535           (255,490)            8,455,484            (419,048)           9,287,273
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,904)        (69,160,596)        (3,716,890)         (108,312,444)        (17,926,208)        (103,500,968)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,913)        (60,309,061)        (3,972,380)          (99,856,960)        (18,345,256)         (94,213,695)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
           $ (6,982)      $ (56,085,662)      $ (4,079,138)        $ (92,508,755)      $ (16,041,895)       $ (94,732,161)
====================== =================== ================== ===================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST LORD ABBETT            MIST MET/AIM    MIST MET/AIM SMALL    MIST MET/FRANKLIN
                                              MID CAP VALUE    CAPITAL APPRECIATION            CAP GROWTH        MUTUAL SHARES
                                                 SUBACCOUNT              SUBACCOUNT            SUBACCOUNT       SUBACCOUNT (A)
                                           ------------------- ----------------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 437,950             $ 1,636,291                  $ --              $ 7,206
                                           ------------------- ----------------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                   1,346,877               1,167,748               116,403                  662
      Administrative charges                        110,142                 119,403                 6,977                   54
                                           ------------------- ----------------------- --------------------- --------------------
        Total expenses                            1,457,019               1,287,151               123,380                  716
                                           ------------------- ----------------------- --------------------- --------------------
           Net investment income (loss)          (1,019,069)                349,140              (123,380)               6,490
                                           ------------------- ----------------------- --------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                11,600,785                       7               622,980                   --
      Realized gains (losses) on sale of
        investments                              (8,089,281)             (4,683,554)             (494,422)              (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
           Net realized gains (losses)            3,511,504              (4,683,547)              128,558               (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (39,220,051)            (40,353,112)           (3,655,653)              (9,000)
                                           ------------------- ----------------------- --------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                 (35,708,547)            (45,036,659)           (3,527,095)             (10,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (36,727,616)          $ (44,687,519)         $ (3,650,475)            $ (4,408)
                                           =================== ======================= ===================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                           MIST PIMCO
MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED    MIST PIMCO TOTAL
   MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND              RETURN    MIST PIONEER FUND
       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        $ 857,410          $ 1,610,609               $ 848,128            $ 3,800,066           $ 824,804            $ 291,182
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,454,309            1,534,579               3,414,801              1,670,853             411,278              364,320
          124,679              125,474                  37,205                129,343              34,421               13,868
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,578,988            1,660,053               3,452,006              1,800,196             445,699              378,188
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (721,578)             (49,444)             (2,603,878)             1,999,870             379,105              (87,006)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        5,754,842            9,277,575               6,788,230                201,236             532,084                   --
       (6,252,570)          (6,873,385)             (9,322,783)              (133,838)           (196,445)            (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (497,728)           2,404,190              (2,534,553)                67,398             335,639             (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (73,587,241)         (56,604,872)           (207,510,855)           (12,342,340)         (1,309,807)          (9,816,853)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (74,084,969)         (54,200,682)           (210,045,408)           (12,274,942)           (974,168)         (10,055,266)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
    $ (74,806,547)       $ (54,250,126)         $ (212,649,286)         $ (10,275,072)         $ (595,063)       $ (10,142,272)
==================== ==================== ======================= ====================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                 MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
                                                   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT (A)
                                         ----------------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                  $ 12,527,847         $ 2,664,002         $ 2,581,081                  $ --
                                         ----------------------- ------------------- ------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     2,740,135           1,757,383           2,077,891                16,953
      Administrative charges                          251,782                  --                  --                 1,428
                                         ----------------------- ------------------- ------------------- ---------------------
        Total expenses                              2,991,917           1,757,383           2,077,891                18,381
                                         ----------------------- ------------------- ------------------- ---------------------
           Net investment income (loss)             9,535,930             906,619             503,190               (18,381)
                                         ----------------------- ------------------- ------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --           3,310,710           3,877,118                    --
      Realized gains (losses) on sale of
        investments                                (1,938,011)           (443,979)           (677,483)              (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)             (1,938,011)          2,866,731           3,199,635               (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (31,195,525)        (44,648,567)        (69,119,633)             (583,520)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (33,133,536)        (41,781,836)        (65,919,998)             (627,451)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (23,597,606)      $ (40,875,217)      $ (65,416,808)           $ (645,832)
                                         ======================= =================== =================== =====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN           MORGAN STANLEY     MORGAN STANLEY
  SMALL CAP VALUE         CAP GROWTH     MID CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES    DIVIDEND GROWTH
       SUBACCOUNT     SUBACCOUNT (A)         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT         SUBACCOUNT
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      $ 1,458,388               $ --           $ 62,963           $ 19,875                  $ 2,381           $ 12,048
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,819,578             46,084            250,439             16,026                   29,261             57,637
          171,938              3,654             22,066              1,362                    2,098              4,285
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,991,516             49,738            272,505             17,388                   31,359             61,922
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       (1,533,128)           (49,738)          (209,542)             2,487                  (28,978)           (49,874)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       13,337,921                 --            436,327             43,842                       --                 --
       (9,244,604)          (135,578)        (1,242,286)           (89,422)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        4,093,317           (135,578)          (805,959)           (45,580)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (64,026,673)        (1,830,916)       (10,201,486)          (319,346)                (846,778)        (1,265,207)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (59,933,356)        (1,966,494)       (11,007,445)          (364,926)                (780,258)        (1,253,620)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
    $ (61,466,484)      $ (2,016,232)     $ (11,216,987)        $ (362,439)              $ (809,236)      $ (1,303,494)
==================== ================== ================== ================== ======================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MORGAN STANLEY        MSF BLACKROCK    MSF BLACKROCK BOND    MSF BLACKROCK
                                              S&P 500 INDEX    AGGRESSIVE GROWTH                INCOME      DIVERSIFIED
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                         --------------------- -------------------- --------------------- ----------------
INVESTMENT INCOME:
      Dividends                                   $ 171,173                 $ --          $ 18,364,866      $ 4,318,837
                                         --------------------- -------------------- --------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                     149,783            2,108,045             5,151,317        1,883,907
      Administrative charges                         11,785              212,859               410,131            6,393
                                         --------------------- -------------------- --------------------- ----------------
        Total expenses                              161,568            2,320,904             5,561,448        1,890,300
                                         --------------------- -------------------- --------------------- ----------------
           Net investment income (loss)               9,605           (2,320,904)           12,803,418        2,428,537
                                         --------------------- -------------------- --------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                   --                    --        1,681,158
      Realized gains (losses) on sale of
        investments                                  14,702             (583,784)              947,866       (3,757,929)
                                         --------------------- -------------------- --------------------- ----------------
           Net realized gains (losses)               14,702             (583,784)              947,866       (2,076,771)
                                         --------------------- -------------------- --------------------- ----------------
     Change in unrealized gains (losses)
        on investments                           (3,665,149)         (82,608,125)          (32,707,621)     (45,812,412)
                                         --------------------- -------------------- --------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                  (3,650,447)         (83,191,909)          (31,759,755)     (47,889,183)
                                         --------------------- -------------------- --------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (3,640,842)       $ (85,512,813)        $ (18,956,337)   $ (45,460,646)
                                         ===================== ==================== ===================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MSF BLACKROCK
MSF BLACKROCK LARGE    LEGACY LARGE CAP    MSF BLACKROCK          MSF CAPITAL    MSF DAVIS VENTURE
          CAP VALUE              GROWTH     MONEY MARKET GUARDIAN U.S. EQUITY                VALUE    MSF FI LARGE CAP
     SUBACCOUNT (A)      SUBACCOUNT (A)       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)          SUBACCOUNT
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
               $ --                $ --     $ 10,958,694            $ 485,616                 $ --                $ --
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            287,047                  10        5,836,329              471,878              583,033           3,347,497
             23,761                  --          413,696               58,599               45,500             281,679
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            310,808                  10        6,250,025              530,477              628,533           3,629,176
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (310,808)                (10)       4,708,669              (44,861)            (628,533)         (3,629,176)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
                 --                  --               --            5,607,434                   --                  --
           (620,613)                 (6)              --           (3,901,906)          (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (620,613)                 (6)              --            1,705,528           (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (7,918,754)               (375)              --          (21,088,588)         (24,222,679)       (138,917,819)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (8,539,367)               (381)              --          (19,383,060)         (26,338,015)       (153,372,854)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
       $ (8,850,175)             $ (391)     $ 4,708,669        $ (19,427,921)       $ (26,966,548)     $ (157,002,030)
====================== =================== ============= ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                            MSF LEHMAN
                                             MSF FI VALUE                           BROTHERS AGGREGATE              MSF METLIFE
                                                  LEADERS    MSF JENNISON GROWTH            BOND INDEX    AGGRESSIVE ALLOCATION
                                               SUBACCOUNT         SUBACCOUNT (A)            SUBACCOUNT               SUBACCOUNT
                                         ------------------- ---------------------- --------------------- ------------------------
INVESTMENT INCOME:
      Dividends                               $ 2,733,832                   $ --           $ 6,798,444                $ 316,815
                                         ------------------- ---------------------- --------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                 2,198,417                697,153             1,670,916                  699,990
      Administrative charges                      187,813                 74,536                   118                    8,495
                                         ------------------- ---------------------- --------------------- ------------------------
        Total expenses                          2,386,230                771,689             1,671,034                  708,485
                                         ------------------- ---------------------- --------------------- ------------------------
           Net investment income (loss)           347,602               (771,689)            5,127,410                 (391,670)
                                         ------------------- ---------------------- --------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              15,893,038                     --                    --                1,859,047
      Realized gains (losses) on sale of
        investments                           (12,356,967)            (1,710,483)             (137,346)              (1,839,147)
                                         ------------------- ---------------------- --------------------- ------------------------
           Net realized gains (losses)          3,536,071             (1,710,483)             (137,346)                  19,900
                                         ------------------- ---------------------- --------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                        (77,542,269)           (25,817,754)            1,373,510              (30,203,547)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments               (74,006,198)           (27,528,237)            1,236,164              (30,183,647)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (73,658,596)         $ (28,299,926)          $ 6,363,574            $ (30,575,317)
                                         =================== ====================== ===================== ========================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE            MSF METLIFE                                                        MSF METLIFE
CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK
  ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX
  SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
   $ 213,219            $ 1,035,299           $ 70,377            $ 3,701,520              $ 2,517,069          $ 9,777,359
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     368,029              1,167,205             64,546              5,517,468                4,747,759            5,862,043
      22,361                 20,492                 --                 49,377                   34,234               11,676
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     390,390              1,187,697             64,546              5,566,845                4,781,993            5,873,719
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (177,171)              (152,398)             5,831             (1,865,325)              (2,264,924)           3,903,640
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     195,634              1,107,319            463,811              6,096,622                6,921,940           20,969,861
    (554,393)            (2,284,965)          (269,606)            (8,844,380)              (8,159,654)         (14,151,470)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (358,759)            (1,177,646)           194,205             (2,747,758)              (1,237,714)           6,818,391
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (3,754,793)           (21,885,122)        (2,504,793)          (146,964,157)            (165,604,362)        (234,453,075)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (4,113,552)           (23,062,768)        (2,310,588)          (149,711,915)            (166,842,076)        (227,634,684)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
$ (4,290,723)         $ (23,215,166)      $ (2,304,757)        $ (151,577,240)          $ (169,107,000)      $ (223,731,044)
=============== ====================== ================== ====================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                     MSF NEUBERGER
                                            MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
                                                   RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
                                               SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                           ----------------- ---------------- --------------------- -----------------
INVESTMENT INCOME:
      Dividends                              $ 29,120,396      $ 1,543,637           $ 3,160,341         $ 215,257
                                           ----------------- ---------------- --------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                11,707,420        1,298,158             1,152,982           373,802
      Administrative charges                      998,938           86,050                 1,736            36,749
                                           ----------------- ---------------- --------------------- -----------------
        Total expenses                         12,706,358        1,384,208             1,154,718           410,551
                                           ----------------- ---------------- --------------------- -----------------
           Net investment income (loss)        16,414,038          159,429             2,005,623          (195,294)
                                           ----------------- ---------------- --------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              66,875,747        6,124,116             4,366,461           309,161
      Realized gains (losses) on sale of
        investments                           (26,940,204)      (2,892,797)           (5,024,915)       (1,826,894)
                                           ----------------- ---------------- --------------------- -----------------
           Net realized gains (losses)         39,935,543        3,231,319              (658,454)       (1,517,733)
                                           ----------------- ---------------- --------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (269,876,523)     (36,694,100)          (56,104,443)      (12,349,170)
                                           ----------------- ---------------- --------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (229,940,980)     (33,462,781)          (56,762,897)      (13,866,903)
                                           ----------------- ---------------- --------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (213,526,942)   $ (33,303,352)        $ (54,757,274)    $ (14,062,197)
                                           ================= ================ ===================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    MSF WESTERN ASSET    MSF WESTERN ASSET
MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S.
  GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)              SUBACCOUNT           SUBACCOUNT
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
    $ 9,005,132         $ 1,546,918            $ 170,383                 $ --               $ 359,789          $ 5,963,571
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,046,127           1,354,917              871,754              866,383                  93,981            2,489,181
        231,027               6,128               80,346               45,213                  10,128              178,037
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,277,154           1,361,045              952,100              911,596                 104,109            2,667,218
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,727,978             185,873             (781,717)            (911,596)                255,680            3,296,353
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
     16,272,111           6,068,677            3,258,574                   --                  53,084                   --
    (13,398,727)         (3,294,015)          (1,954,369)          (1,494,596)                (96,705)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,873,384           2,774,662            1,304,205           (1,494,596)                (43,621)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (227,361,542)        (49,989,694)         (31,653,779)         (33,942,023)             (1,649,036)          (7,436,714)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (224,488,158)        (47,215,032)         (30,349,574)         (35,436,619)             (1,692,657)          (7,386,867)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
 $ (221,760,180)      $ (47,029,159)       $ (31,131,291)       $ (36,348,215)           $ (1,436,977)        $ (4,090,514)
================== =================== ==================== ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             PIMCO VIT TOTAL                        PIONEER VCT CULLEN         PIONEER VCT
                                                      RETURN    PIONEER VCT BOND                 VALUE    EMERGING MARKETS
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         ---------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 18,323,889         $ 1,288,545             $ 230,759            $ 23,916
                                         ---------------------- ------------------- --------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    6,672,757             452,118               292,101             464,549
      Administrative charges                         550,256              38,168                25,093              39,454
                                         ---------------------- ------------------- --------------------- -------------------
        Total expenses                             7,223,013             490,286               317,194             504,003
                                         ---------------------- ------------------- --------------------- -------------------
           Net investment income (loss)           11,100,876             798,259               (86,435)           (480,087)
                                         ---------------------- ------------------- --------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  7,274,452                  --                   575           4,242,406
      Realized gains (losses) on sale of
        investments                                1,405,254            (348,052)             (435,601)             50,416
                                         ---------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)             8,679,706            (348,052)             (435,026)          4,292,822
                                         ---------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (8,519,532)         (1,381,462)           (6,255,903)        (24,224,720)
                                         ---------------------- ------------------- --------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      160,174          (1,729,514)           (6,690,929)        (19,931,898)
                                         ---------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 11,261,050          $ (931,255)         $ (6,777,364)      $ (20,411,985)
                                         ====================== =================== ===================== ===================

(a) For the period April 28, 2008 to December 31, 2008


The accompanying notes are an integral part of these financial statements.

                                                                                                                   PIONEER VCT
PIONEER VCT EQUITY                        PIONEER VCT GLOBAL    PIONEER VCT HIGH     PIONEER VCT IBBOTSON             IBBOTSON
            INCOME    PIONEER VCT FUND            HIGH YIELD               YIELD    AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         $ 731,109           $ 614,732           $ 1,488,468         $ 2,685,365                $ 175,370          $ 5,269,408
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           488,638             721,297               260,879             599,534                  197,441            4,947,435
            42,615              62,265                19,887              50,775                   15,961              353,236
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           531,253             783,562               280,766             650,309                  213,402            5,300,671
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           199,856            (168,830)            1,207,702           2,035,056                  (38,032)             (31,263)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,700,382           1,683,355                    --             376,680                1,082,602           16,756,183
          (235,759)           (263,575)             (690,202)         (1,612,805)                (576,907)          (4,018,611)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,464,623           1,419,780              (690,202)         (1,236,125)                 505,695           12,737,572
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (11,870,333)        (18,308,776)           (5,782,552)        (13,840,996)              (5,849,022)        (117,209,186)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (10,405,710)        (16,888,996)           (6,472,754)        (15,077,121)              (5,343,327)        (104,471,614)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
     $ (10,205,854)      $ (17,057,826)         $ (5,265,052)      $ (13,042,065)            $ (5,381,359)      $ (104,502,877)
===================== =================== ===================== =================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           PIONEER VCT IBBOTSON     PIONEER VCT            PIONEER VCT      PIONEER VCT
                                            MODERATE ALLOCATION    INDEPENDENCE    INTERNATIONAL VALUE    MID CAP VALUE
                                                     SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                           ----------------------- --------------- ---------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 3,934,625         $ 1,749              $ 147,743        $ 508,204
                                           ----------------------- --------------- ---------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                       2,700,450          99,809                199,684          929,072
      Administrative charges                            203,774           8,534                 16,941           87,603
                                           ----------------------- --------------- ---------------------- ----------------
        Total expenses                                2,904,224         108,343                216,625        1,016,675
                                           ----------------------- --------------- ---------------------- ----------------
           Net investment income (loss)               1,030,401        (106,594)               (68,882)        (508,471)
                                           ----------------------- --------------- ---------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     8,564,517              --                419,671        4,614,976
      Realized gains (losses) on sale of
        investments                                  (3,799,626)       (125,759)              (268,758)      (4,567,005)
                                           ----------------------- --------------- ---------------------- ----------------
           Net realized gains (losses)                4,764,891        (125,759)               150,913           47,971
                                           ----------------------- --------------- ---------------------- ----------------
     Change in unrealized gains (losses)
        on investments                              (57,555,464)     (3,500,847)            (6,719,759)     (23,144,446)
                                           ----------------------- --------------- ---------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                     (52,790,573)     (3,626,606)            (6,568,846)     (23,096,475)
                                           ----------------------- --------------- ---------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (51,760,172)   $ (3,733,200)          $ (6,637,728)   $ (23,604,946)
                                           ======================= =============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP    PIONEER VCT REAL    PIONEER VCT SMALL    PIONEER VCT STRATEGIC                          UIF CORE PLUS FIXED
         GROWTH       ESTATE SHARES            CAP VALUE                   INCOME    UIF CAPITAL GROWTH                 INCOME
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       $ 45,934           $ 620,868             $ 30,821              $ 3,422,418              $ 22,931              $ 833,371
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        205,861             275,422              223,507                  908,587               190,791                348,095
         17,304              23,804               19,346                   76,275                17,860                 26,880
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        223,165             299,226              242,853                  984,862               208,651                374,975
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       (177,231)            321,642             (212,032)               2,437,556              (185,720)               458,396
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        575,528           4,396,579            2,093,002                   77,827                    --                     --
       (283,583)         (1,288,703)          (1,280,426)              (1,269,263)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        291,945           3,107,876              812,576               (1,191,436)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,659,303)        (10,249,558)          (6,642,843)              (8,456,601)           (7,581,642)            (2,368,464)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,367,358)         (7,141,682)          (5,830,267)              (9,648,037)           (7,046,878)            (2,921,301)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
   $ (5,544,589)       $ (6,820,040)        $ (6,042,299)            $ (7,210,481)         $ (7,232,598)          $ (2,462,905)
================== =================== ==================== ======================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             UIF EQUITY AND    UIF SMALL COMPANY    UIF U.S. REAL ESTATE
                                                     INCOME               GROWTH              SECURITIES       UIF VALUE
                                                 SUBACCOUNT           SUBACCOUNT              SUBACCOUNT      SUBACCOUNT
                                         --------------------- -------------------- ----------------------- ---------------
INVESTMENT INCOME:
      Dividends                                 $ 4,596,200                 $ --               $ 923,150       $ 529,617
                                         --------------------- -------------------- ----------------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,889,790              117,699                 396,911         240,070
      Administrative charges                        289,621                8,974                  40,624          24,015
                                         --------------------- -------------------- ----------------------- ---------------
        Total expenses                            3,179,411              126,673                 437,535         264,085
                                         --------------------- -------------------- ----------------------- ---------------
           Net investment income (loss)           1,416,789             (126,673)                485,615         265,532
                                         --------------------- -------------------- ----------------------- ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 6,185,897              609,431              10,124,560       2,667,464
      Realized gains (losses) on sale of
        investments                              (2,705,754)            (188,297)             (8,673,023)     (1,107,198)
                                         --------------------- -------------------- ----------------------- ---------------
           Net realized gains (losses)            3,480,143              421,134               1,451,537       1,560,266
                                         --------------------- -------------------- ----------------------- ---------------
     Change in unrealized gains (losses)
        on investments                          (57,249,024)          (3,384,971)            (12,937,822)     (8,736,252)
                                         --------------------- -------------------- ----------------------- ---------------
     Net realized and unrealized gains
        (losses) on investments                 (53,768,881)          (2,963,837)            (11,486,285)     (7,175,986)
                                         --------------------- -------------------- ----------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations             $ (52,352,092)        $ (3,090,510)          $ (11,000,670)   $ (6,910,454)
                                         ===================== ==================== ======================= ===============

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                  WELLS FARGO VT
VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT              ADVANTAGE
CAPITAL GROWTH          COMSTOCK        ENTERPRISE        GOVERNMENT    GROWTH AND INCOME    SMALL/MID CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
     $ 255,192       $ 7,802,125          $ 90,706       $ 1,801,586          $ 3,894,626                   $ --
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       734,128         5,085,275           146,803           605,862            3,000,034                 60,540
        72,053           478,932            14,749            59,201              301,799                  4,218
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       806,181         5,564,207           161,552           665,063            3,301,833                 64,758
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
      (550,989)        2,237,918           (70,846)        1,136,523              592,793                (64,758)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
            --        19,113,784                --                --            7,487,529                907,344
    (9,258,760)       (8,190,558)         (406,326)         (379,206)             823,260               (225,946)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (9,258,760)       10,923,226          (406,326)         (379,206)           8,310,789                681,398
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (7,263,071)     (156,224,265)       (4,779,612)         (960,412)         (86,630,042)            (2,896,130)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
   (16,521,831)     (145,301,039)       (5,185,938)       (1,339,618)         (78,319,253)            (2,214,732)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
 $ (17,072,820)   $ (143,063,121)     $ (5,256,784)       $ (203,095)       $ (77,726,460)          $ (2,279,490)
================= ================= ================= ================= ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                        ALGER AMERICAN CAPITAL            ALLIANCEBERNSTEIN
                                             AIM V.I. UTILITIES                   APPRECIATION            GLOBAL TECHNOLOGY
                                                     SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- ------------------------------ ----------------------------
                                          2008          2007 (A)         2008          2007 (A)         2008        2007 (A)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 27,491      $ (4,759)      $   (91,381)       $ (96,009)   $  (31,714)     $ (37,641)
  Net realized gains (losses)          575,182          553,765         46,131          237,962       (22,007)       116,363
  Change in unrealized gains
     (losses) on investments        (2,236,607)         285,581     (2,807,081)       1,123,374    (1,152,431)       270,115
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,633,934)         834,587     (2,852,331)       1,265,327    (1,206,152)       348,837
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               50,490          103,252         39,676          100,392        30,940        333,193
  Net transfers (including fixed
     account)                          (36,677)          77,354         47,378        1,218,817       (22,437)       301,788
  Contract charges                      (1,072)          (1,008)        (1,183)            (975)         (767)          (652)
  Transfers for contract benefits
     and terminations                 (652,300)        (455,976)      (545,717)        (261,788)     (547,893)      (123,138)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (639,559)        (276,378)      (459,846)       1,056,446      (540,157)       511,191
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets                (2,273,493)         558,209     (3,312,177)       2,321,773    (1,746,309)       860,028
NET ASSETS:
  Beginning of period                5,279,182        4,720,973      6,258,265        3,936,492     2,814,482      1,954,454
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
  End of period                    $ 3,005,689    $ 5,279,182      $ 2,946,088      $ 6,258,265    $1,068,173    $ 2,814,482
                                   ============== ================ ============= ================ ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
   AMERICAN                                    GLOBAL SMALL
 FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH  CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
 SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------ ------------------------------- ----------------- --------------------------------- ---------------------------------
    2008 (B)          2008          2007 (A)        2008 (B)            2008          2007 (A)            2008          2007 (A)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  $ 108,747     $ (142,104)     $ 2,840,577        $ (6,288)    $ (5,563,967)    $ (7,653,702)      $ (889,308)    $ (2,532,056)
    (66,518)    25,178,828       26,381,100          (1,312)      58,090,301       79,792,273       30,644,415       47,832,119
   (224,525)  (145,949,450)       7,773,885        (466,474)    (344,375,290)      (1,156,823)    (253,965,899)     (22,172,301)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
   (182,296)  (120,912,726)      36,995,562        (474,074)    (291,848,956)      70,981,748     (224,210,792)      23,127,762
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
     18,748      4,095,898        5,786,438          31,938        6,669,922        9,120,133        3,859,518        7,914,643
  2,717,109     (4,073,076)      20,251,946       1,498,692       (9,335,039)      (8,464,960)     (22,119,042)     (14,120,018)
       (509)       (50,579)         (45,855)           (248)        (113,111)        (111,735)         (99,249)        (100,804)
   (177,870)   (29,031,921)     (32,849,635)        (38,976)     (59,936,898)     (77,894,421)     (59,967,950)     (70,281,756)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,557,478    (29,059,678)      (6,857,106)      1,491,406      (62,715,126)     (77,350,983)     (78,326,723)     (76,587,935)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,375,182   (149,972,404)      30,138,456       1,017,332     (354,564,082)      (6,369,235)    (302,537,515)     (53,460,173)
         --    321,760,742      291,622,286              --      695,771,349      702,140,584      629,811,177      683,271,350
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
$ 2,375,182  $ 171,788,338    $ 321,760,742     $ 1,017,332    $ 341,207,267    $ 695,771,349    $ 327,273,662    $ 629,811,177
============ ================ ============== ================= ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   CREDIT SUISSE TRUST GLOBAL                                    DREYFUS SOCIALLY RESPONSIBLE
                                                    SMALL CAP    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------- ------------------------------- -------------------------------
                                        2008          2007 (A)           2008         2007 (A)        2008            2007 (A)
                                   ------------     ------------ --------------- --------------- ------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,222)       $ (41,642)     $ (169,506)     $ (402,265)   $ (10,996)         $ (14,165)
  Net realized gains (losses)        (23,483)         102,135       1,842,673       6,156,196       (2,702)            19,272
  Change in unrealized gains
     (losses) on investments        (787,170)        (169,131)    (10,637,836)     (8,574,386)    (282,713)            37,717
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (813,875)        (108,638)     (8,964,669)     (2,820,455)    (296,411)            42,824
                                   ------------     ------------ --------------- --------------- ------------     --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              5,899           61,207       1,169,218       1,659,567        2,631             17,596
  Net transfers (including fixed
     account)                         26,231         (209,212)     (3,019,184)     (1,405,195)      11,883            (45,066)
  Contract charges                      (322)            (343)         (2,451)         (2,758)        (186)              (174)
  Transfers for contract benefits
     and terminations               (121,699)        (155,155)     (4,122,434)     (8,566,957)     (14,953)           (45,395)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (89,891)        (303,503)     (5,974,851)     (8,315,343)        (625)           (73,039)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets                (903,766)        (412,141)    (14,939,520)    (11,135,798)    (297,036)           (30,215)
NET ASSETS:
  Beginning of period              1,758,304        2,170,445      33,497,643      44,633,441      792,444            822,659
                                   ------------     ------------ --------------- --------------- ------------     --------------
  End of period                    $ 854,538      $ 1,758,304    $ 18,558,123    $ 33,497,643    $ 495,408          $ 792,444
                                   ============ ================ =============== =============== ============ ==================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                            DWSII DREMAN SMALL MID CAP
        DWSI CAPITAL GROWTH     DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                          VALUE
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------ ----------------------------- ----------------------------- ------------------------------
       2008         2007 (A)          2008        2007 (A)          2008        2007 (A)          2008         2007 (A)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 $ (182,493)     $ (311,465)    $ (110,568)     $ (71,470)     $ (89,831)    $ (108,932)     $ (85,024)     $ (272,952)
    269,436         463,707        802,913        897,349        712,873        509,474      4,834,318       3,341,343
 (5,437,835)      1,564,552     (4,347,920)      (340,234)    (1,898,312)       159,703    (10,319,630)     (2,835,981)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (5,350,892)      1,716,794     (3,655,575)       485,645     (1,275,270)       560,245     (5,570,336)        232,410
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
     51,494         203,347         46,560         72,764         25,319         84,493         67,741         254,523
 (1,705,808)       (770,805)       (62,435)       125,572       (264,427)        66,201     (1,097,326)     (1,363,890)
     (4,034)         (3,890)        (1,418)        (1,439)        (1,104)        (1,070)        (3,214)         (3,558)
 (1,359,460)     (1,216,646)      (494,530)      (415,586)      (409,210)      (485,451)    (1,456,971)     (1,557,591)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (3,017,808)     (1,787,994)      (511,823)      (218,689)      (649,422)      (335,827)    (2,489,770)     (2,670,516)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (8,368,700)        (71,200)    (4,167,398)       266,956     (1,924,692)       224,418     (8,060,106)     (2,438,106)
 18,006,933      18,078,133      7,417,353      7,150,397      5,410,164      5,185,746     17,838,953      20,277,059
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
$ 9,638,233    $ 18,006,933    $ 3,249,955    $ 7,417,353    $ 3,485,472    $ 5,410,164    $ 9,778,847    $ 17,838,953
============== =============== ============== ============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      DWSII GOVERNMENT & AGENCY
                                                     SECURITIES    DWSII CONSERVATIVE ALLOCATION        DWSII GLOBAL THEMATIC
                                                     SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- -------------------------------- ----------------------------
                                          2008          2007 (A)         2008            2007 (A)         2008        2007 (A)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 161,042        $ 123,340     $1,607,373         $ 11,937      $ (59,432)    $ (163,650)
  Net realized gains (losses)          (16,194)         (61,251)     2,244,011          725,408      1,461,215      1,646,910
  Change in unrealized gains
     (losses) on investments           (17,071)         116,001     (8,097,720)        (263,810)    (5,697,593)    (1,210,361)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 127,777          178,090     (4,246,336)         473,535     (4,295,810)       272,899
                                   --------------     ------------ ------------- ------------------ ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,559           16,459         14,024          658,408         31,254        154,509
  Net transfers (including fixed
     account)                        3,768,709            7,817        469,218         (890,608)      (849,432)     1,416,057
  Contract charges                      (1,627)            (669)        (4,792)          (4,446)        (1,295)        (1,499)
  Transfers for contract benefits
     and terminations               (1,032,141)        (460,561)    (1,347,193)      (1,198,861)      (685,930)      (457,411)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    2,780,500         (436,954)      (868,743)      (1,435,507)    (1,505,403)     1,111,656
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets                 2,908,277         (258,864)    (5,115,079)        (961,972)    (5,801,213)     1,384,555
NET ASSETS:
  Beginning of period                4,755,051        5,013,915     17,790,622       18,752,594      9,874,816      8,490,261
                                   --------------     ------------ ------------- ------------------ ------------- --------------
  End of period                    $ 7,663,328      $ 4,755,051    $12,675,543     $ 17,790,622     $4,073,603    $ 9,874,816
                                   ============== ================ ============= ================== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     DWSII GROWTH ALLOCATION       DWSII MODERATE ALLOCATION              DWSII TECHNOLOGY           FIDELITY VIP CONTRAFUND
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- ----------------------------- ---------------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)            2008          2007 (A)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
   $ 747,228       $ (24,655)      $ 669,587        $ 82,989      $ (45,310)     $ (58,905)    $ (2,491,871)    $ (3,177,728)
   5,062,719       2,051,942       3,024,755       1,733,569        (65,877)       167,990       (4,273,545)     107,460,476
 (17,059,205)       (915,420)    (14,794,190)       (769,956)    (1,329,213)       177,004     (159,012,593)     (50,902,766)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (11,249,258)      1,111,867     (11,099,848)      1,046,602     (1,440,400)       286,089     (165,778,009)      53,379,982
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
     151,270         720,902         130,577         754,745         26,550         99,241       12,523,302       14,776,118
    (991,932)         (6,701)      2,787,869         516,245       (122,312)       197,444       (2,132,610)      19,672,546
      (7,303)         (7,619)         (7,716)         (7,188)          (758)          (796)        (123,002)        (119,411)
  (1,054,577)     (1,230,299)     (3,076,538)     (2,797,100)      (138,735)      (277,274)     (35,694,869)     (39,670,246)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
  (1,902,542)       (523,717)       (165,808)     (1,533,298)      (235,255)        18,615      (25,427,179)      (5,340,993)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (13,151,800)        588,150     (11,265,656)       (486,696)    (1,675,655)       304,704     (191,205,188)      48,038,989
  32,899,643      32,311,493      34,197,210      34,683,906      3,184,957      2,880,253      395,591,028      347,552,039
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
$ 19,747,843    $ 32,899,643    $ 22,931,554    $ 34,197,210    $ 1,509,302    $ 3,184,957    $ 204,385,840    $ 395,591,028
=============== =============== =============== =============== ============== ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION        FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- --------------------------------- ------------------------------
                                          2008          2007 (A)          2008            2007 (A)          2008         2007 (A)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (40,740)       $ (81,882)   $ 3,610,598        $ 2,265,536     $2,315,834     $ 2,548,577
  Net realized gains (losses)          (16,974)         989,148     (6,497,573)        44,682,283     (1,196,314)       (949,910)
  Change in unrealized gains
     (losses) on investments        (1,661,209)        (614,806)  (158,555,008)       (44,182,944)    (9,618,517)       (938,597)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,718,923)         292,460   (161,441,983)         2,764,875     (8,498,997)        660,070
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               84,750           73,865     16,011,209         21,117,583      1,242,887       1,611,569
  Net transfers (including fixed
     account)                         (530,611)        (537,463)   (24,029,309)           530,467     (1,439,819)     (1,040,128)
  Contract charges                        (692)            (798)      (252,582)          (303,832)       (27,738)        (29,209)
  Transfers for contract benefits
     and terminations                 (321,030)        (654,810)   (31,660,417)       (55,721,881)    (3,216,660)     (5,933,118)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (767,583)      (1,119,206)   (39,931,099)       (34,377,663)    (3,441,330)     (5,390,886)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets                (2,486,506)        (826,746)  (201,373,082)       (31,612,788)   (11,940,327)     (4,730,816)
NET ASSETS:
  Beginning of period                4,597,424        5,424,170    400,892,976        432,505,764     35,721,575      40,452,391
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
  End of period                    $ 2,110,918       $4,597,424  $ 199,519,894      $ 400,892,976    $23,781,248    $ 35,721,575
                                   ============== ================ ============== ================== ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                           FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING
          FIDELITY VIP MID CAP    FTVIPT MUTUAL SHARES SECURITIES                      SECURITIES            DIVIDENDS SECURITIES
                    SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------- -------------------------------
         2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008         2007 (A)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 $ (4,544,559)    $ (4,712,718)      $ 889,708         $ (185,183)    $ 1,141,913       $ 462,911       $ (28,769)      $ 177,667
   53,982,650       50,186,397       1,537,858          4,875,379        (652,981)        514,225        (334,360)      1,599,498
 (215,124,181)       7,635,362     (33,386,323)        (3,194,715)    (11,768,551)       (673,460)     (9,350,267)     (3,533,528)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (165,686,090)      53,109,041     (30,958,757)         1,495,481     (11,279,619)        303,676      (9,713,396)     (1,756,363)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
   17,669,552       21,557,022         787,259          1,690,521         104,965       1,073,691         747,655       1,744,275
  (16,505,114)       3,864,684      (4,868,005)         6,276,717       5,509,171      10,843,296      (2,278,656)     (1,080,311)
     (145,548)        (145,162)        (22,059)           (21,949)         (4,325)         (3,145)         (9,296)         (9,376)
  (38,463,190)     (44,666,208)     (8,084,621)        (7,559,514)     (3,608,708)     (2,567,013)     (3,445,949)     (2,733,745)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
  (37,444,300)     (19,389,664)    (12,187,426)           385,775       2,001,103       9,346,829      (4,986,246)     (2,079,157)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (203,130,390)      33,719,377     (43,146,183)         1,881,256      (9,278,516)      9,650,505     (14,699,642)     (3,835,520)
  435,231,658      401,512,281      88,384,934         86,503,678      34,418,610      24,768,105      36,386,985      40,222,505
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
$ 232,101,268    $ 435,231,658    $ 45,238,751       $ 88,384,934    $ 25,140,094    $ 34,418,610    $ 21,687,343    $ 36,386,985
================ ================ =============== ================== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                                 GROWTH SECURITIES             MARKETS SECURITIES                      SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------ -------------------------------
                                           2008            2007 (A)          2008         2007 (A)          2008          2007 (A)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (907,644)      $ (1,263,542)   $    177,411     $   650,286    $  1,048,056        $ 298,110
  Net realized gains (losses)         5,243,480          8,080,856      23,030,599      22,975,245      20,467,386       26,137,165
  Change in unrealized gains
     (losses) on investments        (30,953,725)          (677,020)    (65,209,597)      8,022,807    (114,496,778)       3,678,527
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (26,617,889)         6,140,294     (42,001,587)     31,648,338     (92,981,336)      30,113,802
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,022,356          1,638,247       3,248,389       4,327,979       2,957,266        5,953,022
  Net transfers (including fixed
     account)                        (2,495,602)           958,356     (91,131,411)      5,841,612      (7,608,103)      (3,761,673)
  Contract charges                      (18,087)           (18,596)        (21,219)        (33,703)        (40,943)         (40,589)
  Transfers for contract benefits
     and terminations                (6,580,391)        (9,663,038)     (6,070,296)    (16,285,893)    (21,601,173)     (29,198,513)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (8,071,724)        (7,085,031)    (93,974,537)     (6,150,005)    (26,292,953)     (27,047,753)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (34,689,613)          (944,737)   (135,976,124)     25,498,333    (119,274,289)       3,066,049
NET ASSETS:
  Beginning of period                67,187,998         68,132,735     152,721,262     127,222,929     240,864,853      237,798,804
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
  End of period                    $ 32,498,385       $ 67,187,998    $ 16,745,138    $152,721,262    $121,590,564    $ 240,864,853
                                   =============== ================== ============== =============== ============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON GROWTH
                  SECURITIES             JANUS ASPEN FORTY    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                  SUBACCOUNT                    SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
------------------------------- ----------------------------- ----------------------------------- --------------------------------
        2008         2007 (A)          2008        2007 (A)          2008              2007 (A)          2008           2007 (A)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
    $ 58,313      $ (164,755)     $ (96,238)     $ (95,582)     $ (97,412)          $ (124,014)    $ (128,421)       $ (113,390)
   1,967,334       3,447,878        682,067        483,955        515,283              551,207       (123,645)          283,012
 (23,386,449)     (2,923,221)    (3,765,292)     1,674,607     (2,583,481)           1,044,809     (4,309,848)        1,488,151
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (21,360,802)        359,902     (3,179,463)     2,062,980     (2,165,610)           1,472,002     (4,561,914)        1,657,773
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
     263,429       1,245,719             --          3,799          4,226               25,565         24,603            64,130
      10,794       2,822,541        145,088        505,371       (352,261)            (302,490)      (158,477)        1,461,628
     (15,691)        (16,706)        (1,233)          (952)        (3,262)              (3,283)        (3,819)           (3,776)
  (4,437,436)     (4,801,425)    (1,377,005)      (749,216)    (1,223,754)            (805,351)    (1,229,082)         (942,038)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
  (4,178,904)       (749,871)    (1,233,150)      (240,998)    (1,575,051)          (1,085,559)    (1,366,775)          579,944
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (25,539,706)       (389,969)    (4,412,613)     1,821,982     (3,740,661)             386,443     (5,928,689)        2,237,717
  52,085,357      52,475,326      8,101,336      6,279,354      8,274,842            7,888,399     10,864,204         8,626,487
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
$ 26,545,651    $ 52,085,357    $ 3,688,723    $ 8,101,336    $ 4,534,181          $ 8,274,842    $ 4,935,515      $ 10,864,204
=============== =============== ============== ============== ============== ==================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   JANUS ASPEN INTERNATIONAL GROWTH       JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------------- -------------------------------- ----------------------------
                                           2008             2007 (A)          2008           2007 (A)         2008        2007 (A)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (164,459)      $    (755,858)   $  (345,794)       $ (426,990)   $  (36,924)     $ (15,611)
  Net realized gains (losses)        13,444,378           6,330,896      1,503,330         1,220,807       406,277        420,675
  Change in unrealized gains
     (losses) on investments        (65,791,608)         13,211,568    (12,730,826)        4,015,187    (1,306,582)      (191,360)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (52,511,689)         18,786,606    (11,573,290)        4,809,004      (937,229)       213,704
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             6,820,699           6,286,771      1,024,615           439,630            --         17,470
  Net transfers (including fixed
     account)                        (2,219,184)         19,820,515       (517,484)          733,004        24,812       (197,317)
  Contract charges                      (50,468)            (49,246)        (5,794)           (5,668)         (462)          (417)
  Transfers for contract benefits
     and terminations                (5,662,321)         (9,221,783)    (2,482,216)       (4,353,481)     (502,273)      (339,549)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (1,111,274)         16,836,257     (1,980,879)       (3,186,515)     (477,923)      (519,813)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets                (53,622,963)         35,622,863    (13,554,169)        1,622,489    (1,415,152)      (306,109)
NET ASSETS:
  Beginning of period                98,924,859          63,301,996     27,341,621        25,719,132     3,616,456      3,922,565
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
  End of period                    $ 45,301,896      $   98,924,859    $13,787,452      $ 27,341,621    $2,201,304    $ 3,616,456
                                   =============== =================== ============== ================= ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN WORLDWIDE GROWTH         LMPVET AGGRESSIVE GROWTH              LMPVET APPRECIATION        LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
       2008          2007 (A)           2008          2007 (A)           2008          2007 (A)           2008          2007 (A)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 $ (103,705)      $ (258,291)   $(10,682,078)    $(15,447,352)   $ (2,640,096)    $ (4,127,717)   $ (1,938,875)    $ (1,520,889)
  4,444,624        1,787,751       6,981,186       56,163,271      22,333,532       96,017,723      (8,947,363)      53,394,116
 (6,683,395)         809,842    (321,052,738)     (39,319,217)   (238,791,753)     (39,739,521)    (71,866,879)     (42,050,633)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 (2,342,476)       2,339,302    (324,753,630)       1,396,702    (219,098,317)      52,150,485     (82,753,117)       9,822,594
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
    193,865          411,086       8,925,401       16,796,459       4,365,406        7,882,194       1,979,925        3,397,226
(23,767,018)       1,293,194     (42,347,744)     (46,305,380)    (48,805,811)      72,789,174     (16,389,562)       9,088,809
       (153)          (7,680)       (415,120)        (461,396)       (391,070)        (417,702)        (48,397)         (49,320)
 (1,494,294)      (5,430,459)    (85,476,209)    (107,190,774)    (97,667,163)     (98,358,161)    (27,085,025)     (30,118,523)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(25,067,600)      (3,733,859)   (119,313,672)    (137,161,091)   (142,498,638)     (18,104,495)    (41,543,059)     (17,681,808)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(27,410,076)      (1,394,557)   (444,067,302)    (135,764,389)   (361,596,955)      34,045,990    (124,296,176)      (7,859,214)
 28,343,346       29,737,903     873,001,582    1,008,765,971     814,727,982      780,681,992     255,766,152      263,625,366
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
  $ 933,270     $ 28,343,346   $ 428,934,280    $ 873,001,582   $ 453,131,027    $ 814,727,982   $ 131,469,976    $ 255,766,152
============== =============== ================ =============== ================ =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                         SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ----------------------------  ------------------------------
                                              2008          2007 (A)         2008         2007 (A)          2008         2007 (A)
                                   ------------------ --------------- --------------- ------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (3,119,209)     $(4,088,369)  $   603,598     $   256,779   $ (8,455,890)    $ (17,761,317)
  Net realized gains (losses)           29,866,607       21,899,939    (1,314,142)        805,354      6,140,358       131,143,303
  Change in unrealized gains
     (losses) on investments          (107,121,597)     (17,049,578)  (17,573,568)      2,425,588   (376,452,252)      (75,570,064)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (80,374,199)         761,992   (18,284,112)      3,487,721   (378,767,784)       37,811,922
                                   ------------------ --------------- --------------- ------------  --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   80,293        1,596,658       390,250         927,658     49,431,548        16,086,820
  Net transfers (including fixed
     account)                          (18,356,010)     (14,795,359)   (3,081,498)     (2,061,550)  (207,702,486)     (275,595,931)
  Contract charges                         (36,590)         (38,222)      (39,155)        (43,340)      (278,370)         (356,383)
  Transfers for contract benefits
     and terminations                  (27,850,590)     (31,470,695)   (8,066,270)     (8,358,761)   (84,142,731)     (118,778,177)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (46,162,897)     (44,707,618)  (10,796,673)     (9,535,993)  (242,692,039)     (378,643,671)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets                  (126,537,096)     (43,945,626)  (29,080,785)     (6,048,272)  (621,459,823)     (340,831,749)
NET ASSETS:
  Beginning of period                  221,598,096      265,543,722    67,840,329      73,888,601  1,139,332,798     1,480,164,547
                                   ------------------ --------------- -------------- ------------- ---------------- --------------
  End of period                       $ 95,061,000 $    221,598,096   $38,759,544    $ 67,840,329  $ 517,872,975    $1,139,332,798
                                   ================== =============== ============== ============= ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                   LMPVET INTERNATIONAL ALL CAP
      LMPVET FUNDAMENTAL VALUE            LMPVET GLOBAL EQUITY                      OPPORTUNITY                  LMPVET INVESTORS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -------------------------------
         2008          2007 (A)           2008         2007 (A)           2008          2007 (A)              2008        2007 (A)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    $ 146,583     $ (3,340,272)   $ (1,125,784)   $ (1,232,172)      $ 590,857       $ (667,991)     $    (591,328)   $   (108,610)
  (14,805,483)      70,552,190       6,324,271       6,715,737     (12,209,484)      78,215,531         (1,502,162)     17,569,477
 (286,063,407)     (75,808,812)    (35,987,482)     (2,957,311)    (44,954,847)     (69,907,270)      (105,245,206)    (18,904,789)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (300,722,307)      (8,596,894)    (30,788,995)      2,526,254     (56,573,474)       7,640,270       (107,338,696)     (1,443,922)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    8,621,864       13,857,506         192,764         661,124       1,703,924        2,804,808          2,488,133       3,078,955
  (48,654,348)     158,885,733      (4,116,433)     (1,187,201)     (3,537,285)      (3,358,516)       (16,377,761)    223,847,215
     (319,653)        (354,122)        (12,186)        (12,700)        (75,243)         (89,160)          (129,821)       (148,338)
 (100,575,463)    (121,974,217)    (10,047,512)     (8,599,673)    (16,060,554)     (25,114,683)       (43,469,753)    (51,269,497)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (140,927,600)      50,414,900     (13,983,367)     (9,138,450)    (17,969,158)     (25,757,551)       (57,489,202)    175,508,335
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (441,649,907)      41,818,006     (44,772,362)     (6,612,196)    (74,542,632)     (18,117,281)      (164,827,898)    174,064,413
  899,059,753      857,241,747      82,583,852      89,196,048     140,032,107      158,149,388        330,952,064     156,887,651
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
$ 457,409,846    $ 899,059,753    $ 37,811,490    $ 82,583,852    $ 65,489,475    $ 140,032,107      $ 166,124,166    $330,952,064
================ ================ =============== =============== =============== ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                  LMPVET LIFESTYLE
                                   LMPVET LARGE CAP GROWTH         LMPVET LIFESTYLE ALLOCATION 50%                  ALLOCATION 70%
                                                SUBACCOUNT                               SUBACCOUNT                     SUBACCOUNT
                                  --------------------------------- --------------------------------- -----------------------------
                                           2008      2007 (A)               2008            2007 (A)          2008         2007 (A)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,434,388)   $    (4,208,086) $  2,479,250   $     3,590,032    $   643,117     $ 1,126,311
  Net realized gains (losses)            88,318         13,042,767       512,059         4,701,626     (2,801,886)      1,935,331
  Change in unrealized gains
     (losses) on investments        (76,817,254)         1,153,599   (47,437,354)       (5,039,942)   (25,721,491)       (397,385)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (79,163,324)         9,988,280   (44,446,045)        3,251,716    (27,880,260)      2,664,257
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,798,240          3,937,659       556,869         1,341,545        745,232         657,024
  Net transfers (including fixed
     account)                       (12,440,014)       (15,317,884)   (3,284,578)          250,890     (1,094,099)     (1,642,258)
  Contract charges                      (68,335)           (76,393)      (85,586)          (95,700)       (73,518)        (84,138)
  Transfers for contract benefits
     and terminations               (28,733,323)       (46,004,649)  (26,535,523)      (26,702,212)   (12,414,104)    (16,533,148)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (39,443,432)       (57,461,267)  (29,348,818)      (25,205,477)   (12,836,489)    (17,602,520)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets               (118,606,756)       (47,472,987)  (73,794,863)      (21,953,761)   (40,716,749)    (14,938,263)
NET ASSETS:
  Beginning of period               234,261,631        281,734,618   171,934,433       193,888,194     91,454,984     106,393,247
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
  End of period                   $ 115,654,875    $   234,261,631  $ 98,139,570   $   171,934,433    $50,738,235    $ 91,454,984
                                  ================ ================ ============== ================== ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE ALLOCATION 85%              LMPVET MID CAP CORE          LMPVET SMALL CAP GROWTH         LMPVET SOCIAL AWARENESS
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
---------------------------------- -------------------------------- -------------------------------- -------------------------------
        2008            2007 (A)           2008          2007 (A)           2008          2007 (A)           2008         2007 (A)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
   $ 101,157           $ 58,724    $ (1,269,715)    $ (1,607,232)   $ (1,455,340)    $ (1,754,060)      $ 342,811        $ 21,204
  (1,546,513)         4,981,011      (3,753,382)      25,331,557       1,045,510       10,674,070        (938,481)     13,348,028
 (19,093,660)        (3,598,229)    (29,132,186)     (16,797,458)    (40,484,444)      (2,664,025)    (18,204,899)     (6,573,748)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (20,539,016)         1,441,506     (34,155,283)       6,926,867     (40,894,274)       6,255,985     (18,800,569)      6,795,484
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
     544,794            706,476         404,885        1,651,387       1,401,801        1,922,067       2,435,962       3,040,014
     156,260            165,640      (6,563,468)      (6,465,136)     (6,153,396)      42,377,638      (1,913,333)     (2,290,924)
     (55,245)           (63,047)        (35,978)         (38,206)        (33,507)         (33,395)        (57,222)        (60,258)
  (8,089,907)       (10,661,590)    (11,479,223)     (16,068,180)    (11,268,492)     (12,071,091)     (6,794,422)     (8,352,454)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
  (7,444,098)        (9,852,521)    (17,673,784)     (20,920,135)    (16,053,594)      32,195,219      (6,329,015)     (7,663,622)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (27,983,114)        (8,411,015)    (51,829,067)     (13,993,268)    (56,947,868)      38,451,204     (25,129,584)       (868,138)
  58,313,241         66,724,256     107,349,964      121,343,232     110,867,024       72,415,820      75,221,700      76,089,838
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
$ 30,330,127       $ 58,313,241    $ 55,520,897    $ 107,349,964    $ 53,919,156    $ 110,867,024    $ 50,092,116    $ 75,221,700
=============== ================== =============== ================ =============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                      LMPVIT DIVERSIFIED STRATEGIC
                                    LMPVIT ADJUSTABLE RATE INCOME                           INCOME    LMPVIT GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                           2008           2007 (A)          2008           2007 (A)         2008           2007 (A)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 617,188    $      838,295    $ 1,805,621       $ 1,915,660    $ 1,256,829     $ 1,013,424
  Net realized gains (losses)        (1,744,008)          (25,534)    (2,437,742)         (683,170)      (759,385)        260,564
  Change in unrealized gains
     (losses) on investments         (4,846,224)         (946,489)    (6,518,920)         (996,716)    (5,842,294)     (1,636,990)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (5,973,044)         (133,728)    (7,151,041)          235,774     (5,344,850)       (363,002)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               297,371           684,453          2,520            14,902         21,255          71,096
  Net transfers (including fixed
     account)                        (2,718,587)       (1,195,370)    (2,221,054)       (3,079,190)      (836,592)        485,362
  Contract charges                       (5,004)           (5,262)        (9,538)           (9,819)        (2,481)         (2,508)
  Transfers for contract benefits
     and terminations                (5,203,533)       (4,600,484)    (9,758,886)       (8,307,503)    (2,023,159)     (2,962,674)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (7,629,753)       (5,116,663)   (11,986,958)      (11,381,610)    (2,840,977)     (2,408,724)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                (13,602,797)       (5,250,391)   (19,137,999)      (11,145,836)    (8,185,827)     (2,771,726)
NET ASSETS:
  Beginning of period                30,521,526        35,771,917     54,059,048        65,204,884     18,636,640      21,408,366
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
  End of period                    $ 16,918,729    $   30,521,526    $34,921,049      $ 54,059,048    $10,450,813    $ 18,636,640
                                   =============== ================= ============== ================= ============= ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MIST AMERICAN    MIST AMERICAN
                                                                                                  FUNDS BALANCED     FUNDS GROWTH
            LMPVIT HIGH INCOME               LMPVIT MONEY MARKET           LMPVIT STRATEGIC BOND      ALLOCATION       ALLOCATION
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
--------------------------------- --------------------------------- ----------------------------- ----------------- --------------
         2008          2007 (A)            2008          2007 (A)           2008         2007 (A)        2008 (B)         2008 (B)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 $ 14,780,997     $ 15,632,340      $ 2,377,684      $ 7,303,231     $ 1,569,046     $ 1,380,327        $ 11,203          $ 9,580
  (14,694,020)      (3,510,589)              --               --      (1,709,334)       (246,165)         (2,050)          (1,143)
  (57,188,572)     (14,807,827)              --               --      (7,636,352)     (1,068,960)        (53,327)         (70,650)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (57,101,595)      (2,686,076)       2,377,684        7,303,231      (7,776,640)         65,202         (44,174)         (62,213)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
    1,057,627        2,501,621        5,878,809        5,655,135          74,985          67,285         153,405           89,672
  (14,809,942)      (2,105,847)     232,037,321      105,792,274      (2,873,419)        183,940         222,951          210,873
      (63,309)         (66,937)         (72,944)         (65,250)         (4,566)         (4,490)             --               --
  (29,348,192)     (34,684,093)    (134,617,023)    (113,141,508)     (5,118,590)     (4,523,420)         (7,206)          (7,251)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (43,163,816)     (34,355,256)     103,226,163       (1,759,349)     (7,921,590)     (4,276,685)        369,150          293,294
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 (100,265,411)     (37,041,332)     105,603,847        5,543,882     (15,698,230)     (4,211,483)        324,976          231,081
  215,408,851      252,450,183      232,418,158      226,874,276      45,919,702      50,131,185              --               --
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
$ 115,143,440    $ 215,408,851    $ 338,022,005    $ 232,418,158    $ 30,221,472    $ 45,919,702       $ 324,976        $ 231,081
================ ================ ================ ================ =============== ============= ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN
                                   FUNDS MODERATE      MIST BATTERYMARCH GROWTH AND
                                       ALLOCATION                            INCOME        MIST BLACKROCK HIGH YIELD
                                       SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                   ----------------- --------------------------------- --------------------------------
                                          2008 (B)            2008          2007 (A)           2008          2007 (A)
                                   ----------------- ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,334        $ 869,227     $ (1,448,033)    $ 6,246,964      $ 4,883,752
  Net realized gains (losses)                 (33)      37,057,822       38,308,054      (4,075,599)          47,380
  Change in unrealized gains
     (losses) on investments              (20,669)    (192,954,457)      (6,295,531)    (30,512,042)      (5,979,137)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                    (17,368)    (155,027,408)      30,564,490     (28,340,677)      (1,048,005)
                                   ----------------- ---------------- ---------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  64,926        7,429,266        9,183,552       3,263,835        2,933,541
  Net transfers (including fixed
     account)                              50,616      (14,248,935)     (11,337,154)     (2,251,185)      70,829,923
  Contract charges                             --         (255,637)        (294,328)        (49,656)         (50,162)
  Transfers for contract benefits
     and terminations                         559      (39,080,820)     (70,666,988)    (15,406,466)     (16,823,802)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         116,101      (46,156,126)     (73,114,918)    (14,443,472)      56,889,500
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       98,733     (201,183,534)     (42,550,428)    (42,784,149)      55,841,495
NET ASSETS:
  Beginning of period                          --      440,328,684      482,879,112     120,841,696       65,000,201
                                   ----------------- ---------------- ---------------- --------------- ----------------
  End of period                          $ 98,733    $ 239,145,150    $ 440,328,684    $ 78,057,547    $ 120,841,696
                                   ================= ================ ================ =============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                                      MIST HARRIS
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE     MIST DREMAN SMALL CAP VALUE            OAKMARK INTERNATIONAL
                   SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- ------------------------------- --------------------------------
        2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008          2007 (A)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
  $ (748,568)      $ (945,566)      $ 506,749       $ (1,036,364)     $ (114,441)     $ (228,079)      $ 360,106     $ (1,082,818)
    (737,377)      13,211,054         203,798         14,134,788        (200,681)        359,458       6,710,521       14,428,723
 (34,965,394)      (6,813,229)    (53,984,766)       (44,516,407)     (3,531,575)       (619,677)    (56,193,090)     (16,618,185)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (36,451,339)       5,452,259     (53,274,219)       (31,417,983)     (3,846,697)       (488,298)    (49,122,463)      (3,272,280)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
     774,078        1,202,533       3,968,299          6,278,035         582,257         652,204       2,006,867        3,419,353
  (1,651,178)      (2,409,453)     (7,748,575)        18,484,943       1,842,423       5,451,590      (5,702,394)      11,333,163
     (63,318)         (72,618)        (43,112)           (51,319)         (3,876)         (3,190)        (23,819)         (27,074)
 (12,654,876)     (18,156,447)    (15,024,743)       (22,819,904)     (1,064,845)     (1,485,920)    (14,954,222)     (26,085,043)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (13,595,294)     (19,435,985)    (18,848,131)         1,891,755       1,355,959       4,614,684     (18,673,568)     (11,359,601)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (50,046,633)     (13,983,726)    (72,122,350)       (29,526,228)     (2,490,738)      4,126,386     (67,796,031)     (14,631,881)
 104,311,222      118,294,948     140,702,795        170,229,023      13,308,156       9,181,770     130,584,087      145,215,968
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
$ 54,264,589    $ 104,311,222    $ 68,580,445      $ 140,702,795    $ 10,817,418    $ 13,308,156    $ 62,788,056    $ 130,584,087
=============== ================ =============== ================== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          MIST
                                                                                                    LEGG MASON
                                                                                                      PARTNERS
                                                                                                    AGGRESSIVE
                                                 MIST JANUS FORTY            MIST LAZARD MID CAP        GROWTH
                                                       SUBACCOUNT                     SUBACCOUNT    SUBACCOUNT
                                   --------------------------------- ------------------------------ -------------
                                            2008          2007 (A)           2008    2007 (A) (C)      2008 (B)
                                   ---------------- ---------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 34,636,207     $ (7,935,399)     $ (964,192)     $ (82,631)        $ (69)
  Net realized gains (losses)         10,335,932      129,782,320      (2,842,032)       (63,451)           (9)
  Change in unrealized gains
     (losses) on investments        (393,691,219)      74,483,339     (40,689,078)      (777,163)       (6,904)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (348,719,080)     196,330,260     (44,495,302)      (923,245)       (6,982)
                                   ---------------- ---------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             31,620,247       32,000,548       2,696,382        147,684        36,113
  Net transfers (including fixed
     account)                            129,273      (27,545,314)    117,636,546      8,406,611        24,200
  Contract charges                      (578,393)        (599,605)        (53,045)        (1,767)           --
  Transfers for contract benefits
     and terminations                (71,609,168)    (104,122,069)     (9,538,218)      (891,960)         (685)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (40,438,041)    (100,266,440)    110,741,665      7,660,568        59,628
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets                (389,157,121)      96,063,820      66,246,363      6,737,323        52,646
NET ASSETS:
  Beginning of period                845,500,235      749,436,415       6,737,323             --            --
                                   ---------------- ---------------- --------------- -------------- -------------
  End of period                    $ 456,343,114    $ 845,500,235    $ 72,983,686    $ 6,737,323      $ 52,646
                                   ================ ================ =============== ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

      MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL           MIST LORD ABBETT BOND
                 MANAGEDASSETS    MIST LEGG MASON VALUE EQUITY                           MARKETS                       DEBENTURE
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)            2008      2007 (A) (C)           2008         2007 (A)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  $ 4,223,399      $ 3,131,613     $ (106,758)      $ (178,042)     $ 7,348,205     $ (1,833,731)    $ 2,303,361     $ 3,510,734
    8,851,535       22,501,627       (255,490)         154,709        8,455,484        1,140,822        (419,048)      1,104,201
  (69,160,596)     (13,148,717)    (3,716,890)        (670,582)    (108,312,444)      41,324,666     (17,926,208)        (69,843)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (56,085,662)      12,484,523     (4,079,138)        (693,915)     (92,508,755)      40,631,757     (16,041,895)      4,545,092
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
    5,762,829        7,994,928         24,523          274,168        9,718,553        7,385,631         980,959       1,559,475
  (10,399,687)      (6,159,918)       800,980        1,169,756      (10,090,938)     217,676,520        (647,421)      5,428,190
     (144,485)        (159,187)          (548)            (670)        (142,112)        (147,555)        (21,535)        (18,780)
  (25,954,804)     (39,261,054)      (485,053)      (1,473,025)     (20,764,812)     (21,848,266)    (14,440,499)    (12,459,939)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,736,147)     (37,585,231)       339,902          (29,771)     (21,279,309)     203,066,330     (14,128,496)     (5,491,054)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (86,821,809)     (25,100,708)    (3,739,236)        (723,686)    (113,788,064)     243,698,087     (30,170,391)       (945,962)
  232,780,852      257,881,560      8,088,383        8,812,069      243,698,087               --      88,568,023      89,513,985
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 145,959,043    $ 232,780,852    $ 4,349,147      $ 8,088,383    $ 129,910,023    $ 243,698,087    $ 58,397,632    $ 88,568,023
================ ================ ============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LORD ABBETT GROWTH AND                                           MIST MET/AIM CAPITAL
                                                            INCOME   MIST LORD ABBETT MID CAP VALUE                  APPRECIATION
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)         2008            2007 (A)        2008          2007 (A)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (518,466)      $ (2,769,206)  $ (1,019,069)   $ (1,504,065)    $   349,140     $ (1,637,849)
  Net realized gains (losses)         9,287,273         12,473,172      3,511,504         377,401      (4,683,547)        (777,570)
  Change in unrealized gains
     (losses) on investments       (103,500,968)        (7,080,311)   (39,220,051)    (10,457,780)    (40,353,112)      12,857,139
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (94,732,161)         2,623,655    (36,727,616)    (11,584,444)    (44,687,519)      10,441,720
                                  ---------------- --- ------------- -------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             2,812,848          4,794,864         722,71       1,091,387         873,412        1,071,214
  Net transfers (including fixed
     account)                        (3,690,353)        86,340,196     (4,465,340)    116,935,689      (1,075,227)      17,272,002
  Contract charges                      (51,334)           (53,853)       (15,297)        (16,653)        (32,335)         (34,114)
  Transfers for contract benefits
     and terminations               (27,056,746)       (35,914,253)    (9,262,215)    (10,367,115)    (12,952,528)     (19,911,555)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (27,985,585)        55,166,954    (13,020,138)    107,643,308     (13,186,678)      (1,602,453)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets               (122,717,746)        57,790,609    (49,747,754)     96,058,864     (57,874,197)       8,839,267
NET ASSETS:
  Beginning of period               267,772,267        209,981,658    101,596,400       5,537,536     111,796,001      102,956,734
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
  End of period                   $ 145,054,521      $ 267,772,267   $ 51,848,646   $ 101,596,400     $53,921,804    $ 111,796,001
                                  ================ ================= ============== ================ ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                          MIST
                                  MET/FRANKLIN       MIST MFS EMERGING MARKETS
MIST MET/AIM SMALL CAP GROWTH    MUTUAL SHARES                          EQUITY    MIST MFS RESEARCH INTERNATIONAL
                   SUBACCOUNT       SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
-------------------------------- ---------------- ------------------------------- ----------------------------------
       2008           2007 (A)         2008 (B)           2008     2007 (A) (C)           2008            2007 (A)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 $ (123,380)        $ (96,053)         $ 6,490      $ (721,578)     $ (773,560)      $ (49,444)      $ (1,063,176)
    128,558           266,345           (1,898)       (497,728)      1,730,894       2,404,190          1,562,110
 (3,655,653)          214,301           (9,000)    (73,587,241)     13,804,582     (56,604,872)         3,979,651
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (3,650,475)          384,593           (4,408)    (74,806,547)     14,761,916     (54,250,126)         4,478,585
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
    363,342           294,672               --       1,133,641         728,906       2,064,377          1,325,519
  2,553,268         3,168,524          258,422      84,954,513      61,212,145      28,536,374         97,898,520
     (2,737)           (1,919)              --         (19,897)         (7,676)        (25,361)           (18,538)
   (544,964)         (972,183)             137     (11,582,681)     (7,017,354)    (10,612,912)        (8,785,312)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
  2,368,909         2,489,094          258,559      74,485,576      54,916,021      19,962,478         90,420,189
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (1,281,566)        2,873,687          254,151        (320,971)     69,677,937     (34,287,648)        94,898,774
  6,946,984         4,073,297               --      69,677,937              --     102,336,302          7,437,528
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
$ 5,665,418       $ 6,946,984        $ 254,151    $ 69,356,966    $ 69,677,937    $ 68,048,654      $ 102,336,302
============== ================= ================ =============== =============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST OPPENHEIMER CAPITAL    MIST PIMCO INFLATION PROTECTED
                                                       APPRECIATION                              BOND     MIST PIMCO TOTAL RETURN
                                                         SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- --------------------------------- ---------------------------
                                            2008        2007 (A)           2008            2007 (A)         2008         2007 (A)
                                   ----------------    ----------    --------------     -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,603,878)     $ (491,944)    $  1,999,870    $    (1,003,256)   $  379,105       $ 235,976
  Net realized gains (losses)         (2,534,553)      1,930,361           67,398            211,730       335,639          93,246
  Change in unrealized gains
     (losses) on investments        (207,510,855)      1,559,925      (12,342,340)         5,887,064    (1,309,807)        625,384
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (212,649,286)      2,998,342      (10,275,072)         5,095,538      (595,063)        954,606
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             11,715,054       1,168,757        1,744,128            546,390       209,761         209,349
  Net transfers (including fixed
     account)                        458,413,613       2,786,276       25,682,744         82,183,965     6,769,412       4,786,814
  Contract charges                      (365,437)         (8,113)         (25,206)           (14,337)       (2,178)         (1,340)
  Transfers for contract benefits
     and terminations                (25,668,464)     (2,159,418)     (13,650,899)        (5,899,993)   (2,986,989)     (3,513,758)
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    444,094,766       1,787,502       13,750,767         76,816,025     3,990,006       1,481,065
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets                 231,445,480       4,785,844        3,475,695         81,911,563     3,394,943       2,435,671
NET ASSETS:
  Beginning of period                 30,451,362      25,665,518       86,351,508          4,439,945    18,856,207      16,420,536
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
  End of period                    $ 261,896,842    $ 30,451,362      $89,827,203     $   86,351,508   $22,251,150    $ 18,856,207
                                   ================ ================ ==============     ============== ============= =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                            MIST SSGA GROWTH AND
           MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                        INCOME ETF              MIST SSGA GROWTH ETF
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- -------------------------------
        2008         2007 (A)            2008          2007 (A)            2008          2007 (A)            2008          2007 (A)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
   $ (87,006)     $ (204,754)     $ 9,535,930     $ (1,656,046)       $ 906,619     $ (2,162,362)       $ 503,190     $ (2,601,238)
    (238,413)        889,349       (1,938,011)         666,530        2,866,731        2,100,845        3,199,635        2,234,110
  (9,816,853)        621,370      (31,195,525)      10,003,788      (44,648,567)       7,152,995      (69,119,633)       9,155,332
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (10,142,272)      1,305,965      (23,597,606)       9,014,272      (40,875,217)       7,091,478      (65,416,808)       8,788,204
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     991,484       1,221,344        3,581,237        4,800,959        8,882,895       11,338,588       16,289,863       21,243,950
    (990,274)       (833,731)      13,389,090       14,557,419       (8,791,168)      (4,905,426)     (16,721,992)      (9,376,076)
     (17,060)        (19,273)         (50,472)         (41,404)        (218,764)        (241,972)        (265,768)        (295,304)
  (3,330,523)     (4,915,594)     (24,422,789)     (24,487,891)     (16,649,019)     (18,991,250)     (13,154,590)     (18,535,304)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  (3,346,373)     (4,547,254)      (7,502,934)      (5,170,917)     (16,776,056)     (12,800,060)     (13,852,487)      (6,962,734)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (13,488,645)     (3,241,289)     (31,100,540)       3,843,355      (57,651,273)      (5,708,582)     (79,269,295)       1,825,470
  32,327,745      35,569,034      187,183,787      183,340,432      167,304,437      173,013,019      202,730,917      200,905,447
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$ 18,839,100    $ 32,327,745    $ 156,083,247    $ 187,183,787    $ 109,653,164    $ 167,304,437    $ 123,461,622    $ 202,730,917
=============== =============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MIST T. ROWE                                         MIST TURNER
                                 PRICE MID CAP                                             MID CAP           MIST VAN KAMPEN MID CAP
                                        GROWTH    MIST THIRD AVENUE SMALL CAP VALUE         GROWTH                            GROWTH
                                    SUBACCOUNT                           SUBACCOUNT     SUBACCOUNT                        SUBACCOUNT
                                 ---------------- ------------------------------------ -------------- ------------------------------
                                       2008 (B)            2008             2007 (A)       2008 (B)           2008        2007 (A)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
INCREASE (DECREASE) IN NET
ASSETS:

FROM OPERATIONS:
  Net investment income (loss)       $ (18,381)    $ (1,533,128)       $ (2,448,207)     $ (49,738)     $ (209,542)     $ (98,954)
  Net realized gains (losses)          (43,931)       4,093,317           3,455,577       (135,578)       (805,959)       529,341
  Change in unrealized gains
     (losses) on investments          (583,520)     (64,026,673)        (23,088,790)    (1,830,916)    (10,201,486)       536,516
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets resulting
       from operations                (645,832)     (61,466,484)        (22,081,420)    (2,016,232)    (11,216,987)       966,903
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners                2,147        8,015,346           7,759,122         14,897          96,526         89,137
  Net transfers (including fixed
     account)                        1,744,086      (19,084,521)        189,545,464      4,570,829      20,536,961        242,712
  Contract charges                        (380)        (100,008)           (106,628)        (1,103)         (3,271)          (319)
  Transfers for contract benefits
      and terminations                 (38,360)     (19,079,001)        (21,864,399)      (237,309)     (2,108,366)      (833,320)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions                 1,707,493      (30,248,184)        175,333,559      4,347,314      18,521,850       (501,790)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets                 1,061,661      (91,714,668)        153,252,139      2,331,082       7,304,863        465,113
NET ASSETS:

  Beginning of period                       --      223,905,276          70,653,137             --       5,299,998      4,834,885
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
  End of period                    $ 1,061,661    $ 132,190,608       $ 223,905,276    $ 2,331,082    $ 12,604,861    $ 5,299,998
                                 ================ ================ =================== ============== =============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                               MORGAN STANLEY CAPITAL
MIST VAN KAMPEN COMSTOCK                OPPORTUNITIES    MORGAN STANLEY DIVIDEND GROWTH    MORGAN STANLEY S&P 500 INDEX
              SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------- ---------------------------- --------------------------------- -------------------------------
     2008        2007 (A)         2008        2007 (A)          2008            2007 (A)          2008          2007 (A)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
  $ 2,487       $ (6,084)    $ (28,978)     $ (35,356)     $ (49,874)         $ (46,354)       $ 9,605        $ (52,437)
  (45,580)        68,543        66,520        134,796         11,587             87,957         14,702          343,056
 (319,346)      (121,867)     (846,778)       179,834     (1,265,207)            25,921     (3,665,149)          (8,526)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (362,439)       (59,408)     (809,236)       279,274     (1,303,494)            67,524     (3,640,842)         282,093
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
   25,976         19,719            --          9,880             --              3,250         21,500           42,854
 (295,329)       366,337      (698,591)       962,427       (195,144)           (69,561)       106,124         (429,105)
     (207)          (194)         (122)          (104)          (286)              (291)          (950)            (892)
 (135,685)      (381,996)     (181,769)      (198,030)      (336,166)          (203,829)      (508,939)        (406,126)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (405,245)         3,866      (880,482)       774,173       (531,596)          (270,431)      (382,265)        (793,269)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (767,684)       (55,542)   (1,689,718)     1,053,447     (1,835,090)          (202,907)    (4,023,107)        (511,176)
1,416,028      1,471,570     2,443,108      1,389,661      3,816,301          4,019,208      9,696,418       10,207,594
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
$ 648,344    $ 1,416,028     $ 753,390    $ 2,443,108    $ 1,981,211        $ 3,816,301    $ 5,673,311      $ 9,696,418
============ ============== ============= ============== ============== ================== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF BLACKROCK
                                                 AGGRESSIVE GROWTH       MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)          2008          2007 (A)          2008      2007 (A) (C)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,320,904)   $    (3,109,858)   $ 12,803,418    $ 6,752,940      $ 2,428,537    $ (1,560,759)
  Net realized gains (losses)          (583,784)         3,993,061         947,866      3,322,236       (2,076,771)         87,915
  Change in unrealized gains
     (losses) on investments        (82,608,125)        34,855,221     (32,707,621)     7,633,645      (45,812,412)      2,608,443
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (85,512,813)        35,738,424     (18,956,337)    17,708,821      (45,460,646)      1,135,599
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,680,989          2,408,772       3,883,712      6,075,399        4,653,829       3,892,077
  Net transfers (including fixed
     account)                        (5,832,422)        (5,800,111)     (5,102,152)     4,278,197         (396,394)    198,397,629
  Contract charges                     (114,132)          (121,823)       (120,024)      (115,844)        (137,629)       (149,937)
  Transfers for contract benefits
     and terminations               (25,496,166)       (34,586,228)    (62,634,821)   (61,831,227)     (18,148,617)    (20,879,185)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (29,761,731)       (38,099,390)    (63,973,285)   (51,593,475)     (14,028,811)    181,260,584
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets               (115,274,544)        (2,360,966)    (82,929,622)   (33,884,654)     (59,489,457)    182,396,183
NET ASSETS:
  Beginning of period               206,830,312        209,191,278     388,189,298    422,073,952      182,396,183              --
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
  End of period                    $ 91,555,768       $206,830,312    $305,259,676   $388,189,298     $122,906,726   $ 182,396,183
                                   =============== ================== ============== ================ ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
 MSF BLACK ROCK     LEGACY LARGE                                                                              MSF DAVIS
LARGE CAP VALUE       CAP GROWTH        MSF BLACKROCK MONEY MARKET    MSF CAPITAL GUARDIAN U.S. EQUITY    VENTURE VALUE
     SUBACCOUNT       SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT       SUBACCOUNT
------------------ ---------------- --------------------------------- ----------------------------------- ----------------
        2008 (B)         2008 (B)            2008          2007 (A)           2008             2007 (A)         2008 (B)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     $ (310,808)           $ (10)     $ 4,708,669      $ 9,813,576       $ (44,861)         $ (520,367)      $ (628,533)
       (620,613)              (6)              --                2       1,705,528           3,383,163       (2,115,336)
     (7,918,754)            (375)              --               (1)    (21,088,588)         (3,914,906)     (24,222,679)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     (8,850,175)            (391)       4,708,669        9,813,577     (19,427,921)         (1,052,110)     (26,966,548)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
        125,416           14,879       18,848,298       19,767,519         199,379             204,465          621,722
     28,505,246            4,867      391,137,857      358,861,707        (379,652)         15,513,481       73,206,950
         (6,825)              --         (144,491)        (120,147)        (16,072)            (18,659)         (12,042)
     (1,776,531)             (44)    (309,355,748)    (300,016,177)     (7,763,682)        (12,343,927)      (5,640,002)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     26,847,306           19,702      100,485,916       78,492,902      (7,960,027)          3,355,360       68,176,628
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     17,997,131           19,311      105,194,585       88,306,479     (27,387,948)          2,303,250       41,210,080
             --               --      335,896,555      247,590,076      53,369,708          51,066,458               --
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
   $ 17,997,131         $ 19,311    $ 441,091,140    $ 335,896,555    $ 25,981,760        $ 53,369,708     $ 41,210,080
================== ================ ================ ================ =============== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                       MSF JENNISON
                                                 MSF FI LARGE CAP              MSF FI VALUE LEADERS          GROWTH
                                                       SUBACCOUNT                        SUBACCOUNT      SUBACCOUNT
                                   --------------------------------- --------------------------------- ---------------
                                            2008          2007 (A)            2008          2007 (A)        2008 (B)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,629,176)    $ (4,921,735)       $ 347,602     $ (1,577,708)     $ (771,689)
  Net realized gains (losses)        (14,455,035)      30,049,635        3,536,071       20,853,887      (1,710,483)
  Change in unrealized gains
     (losses) on investments        (138,917,819)     (13,425,498)     (77,542,269)     (13,014,576)    (25,817,754)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (157,002,030)      11,702,402      (73,658,596)       6,261,603     (28,299,926)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              4,791,658        6,716,341        1,056,746        2,685,941         289,023
  Net transfers (including fixed
     account)                         (9,855,941)     (16,504,033)        (117,906)      (9,143,044)     87,925,070
  Contract charges                      (129,476)        (152,700)         (33,741)         (35,542)        (60,439)
  Transfers for contract benefits
     and terminations                (40,328,290)     (79,748,044)     (22,610,267)     (32,072,761)     (6,863,401)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (45,522,049)     (89,688,436)     (21,705,168)     (38,565,406)     81,290,253
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                (202,524,079)     (77,986,034)     (95,363,764)     (32,303,803)     52,990,327
NET ASSETS:
  Beginning of period                376,455,823      454,441,857      196,125,953      228,429,756              --
                                   ---------------- ---------------- ---------------- ---------------- ---------------
  End of period                    $ 173,931,744    $ 376,455,823    $ 100,762,189    $ 196,125,953    $ 52,990,327
                                   ================ ================ ================ ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

           MSF LEHMAN BROTHERS                                                          MSF METLIFE     MSF METLIFE CONSERVATIVE TO
          AGGREGATE BOND INDEX    MSF METLIFE AGGRESSIVE ALLOCATION         CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                    SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ---------------------------------------------- --------------
         2008      2007 (A) (D)             2008           2007 (A)           2008         2007 (A)          2008          2007 (A)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  $ 5,127,410       $ (253,740)   $     (391,670)  $      (306,462)     $ (177,171)     $ (186,035)    $ (152,398)      $ (455,165)
     (137,346)          27,633            19,900           165,931        (358,759)        159,000     (1,177,646)         209,137
    1,373,510        2,242,694       (30,203,547)         (125,354)     (3,754,793)        426,328    (21,885,122)       1,085,024
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    6,363,574        2,016,587       (30,575,317)         (265,885)     (4,290,723)        399,293    (23,215,166)         838,996
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    7,011,637        1,185,789         5,462,086         2,075,862       1,006,796         807,317      4,999,651        2,610,191
   (9,762,625)     154,566,854        (2,606,692)       67,457,968      13,649,344      10,715,751      4,705,961       94,180,921
     (110,415)         (48,872)          (69,726)          (39,388)         (6,885)         (3,525)       (53,640)         (30,847)
  (21,803,188)      (3,703,986)       (5,688,662)       (1,104,707)     (3,627,058)     (1,267,333)   (12,261,330)      (6,224,092)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (24,664,591)     151,999,785        (2,902,994)       68,389,735      11,022,197      10,252,210     (2,609,358)      90,536,173
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (18,301,017)     154,016,372       (33,478,311)       68,123,850       6,731,474      10,651,503    (25,824,524)      91,375,169
  154,016,372               --        77,117,339         8,993,489      17,241,806       6,590,303    102,041,214       10,666,045
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
$ 135,715,355    $ 154,016,372    $   43,639,028   $    77,117,339    $ 23,973,280    $ 17,241,806   $ 76,216,690    $ 102,041,214
================ ================ ================ ================== =============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MSF                                           MSF METLIFE MODERATE TO
                                     METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                                                      SUBACCOUNT                          SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ----------------------------------- -----------------------------
                                        2008          2007 (A)              2008          2007 (A)            2008        2007 (A)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)     $   5,831       $  (26,526)   $    (1,865,325)   $  (1,888,411)   $  (2,264,924)   $ (1,690,669)
  Net realized gains (losses)        194,205          216,122         (2,747,758)         689,063       (1,237,714)      1,060,394
  Change in unrealized gains
     (losses) on investments      (2,504,793)         (41,449)      (146,964,157)       3,713,510     (165,604,362)      1,615,278
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations            (2,304,757)         148,147       (151,577,240)       2,514,162     (169,107,000)        985,003
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            500,192          427,238         30,484,065       11,242,301       27,473,081      10,071,441
  Net transfers (including fixed
     account)                        928,007        2,769,330         (1,062,555)     488,457,263      (14,092,274)    457,720,264
  Contract charges                    (4,504)          (3,908)          (458,718)        (254,477)        (507,748)       (281,833)
  Transfers for contract benefits
     and terminations               (468,551)        (449,339)       (57,581,578)     (16,534,223)     (52,660,768)    (12,874,358)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    955,144        2,743,321        (28,618,786)     482,910,864      (39,787,709)    454,635,514
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets              (1,349,613)       2,891,468       (180,196,026)     485,425,026     (208,894,709)    455,620,517
NET ASSETS:
  Beginning of period              5,703,436        2,811,968        530,119,596       44,694,570      499,873,765      44,253,248
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
  End of period                  $ 4,353,823       $5,703,436    $   349,923,570    $ 530,119,596    $ 290,979,056    $499,873,765
                                 ============== ================ ================== ================ ================ =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

         MSF METLIFE STOCK INDEX                MSF MFS TOTAL RETURN                  MSF MFS VALUE   MSF MORGAN STANLEY EAFE INDEX
                      SUBACCOUNT                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------ -------------------------------
           2008        2007 (A)             2008          2007 (A)          2008         2007 (A)           2008          2007 (A)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $   3,903,640    $ (4,113,268)   $   16,414,038     $  4,985,842      $ 159,429    $ (1,606,711)    $ 2,005,623       $ (221,247)
      6,818,391         440,355        39,935,543       48,290,831      3,231,319       3,342,854        (658,454)         (32,906)
   (234,453,075)       (534,366)     (269,876,523)     (24,200,463)   (36,694,100)      3,387,936     (56,104,443)      (1,730,598)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (223,731,044)     (4,207,279)     (213,526,942)      29,076,210    (33,303,352)      5,124,079     (54,757,274)      (1,984,751)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
     31,336,147      21,096,139        18,543,406       22,496,417      2,820,416       3,333,863       5,909,368          880,531
    (15,863,917)    642,499,303       (53,485,899)      (5,382,148)     9,352,956      12,402,651      (5,869,050)     141,579,559
       (519,423)       (542,658)         (361,212)        (380,626)       (27,637)        (23,686)        (68,004)         (40,369)
    (52,834,989)    (46,417,429)     (126,932,204)    (144,542,650)    (9,595,401)    (12,165,860)    (13,804,908)      (2,831,675)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
    (37,882,182)    616,635,355      (162,235,909)    (127,809,007)     2,550,334       3,546,968     (13,832,594)     139,588,046
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (261,613,226)    612,428,076      (375,762,851)     (98,732,797)   (30,753,018)      8,671,047     (68,589,868)     137,603,295
    615,919,014       3,490,938     1,001,081,924    1,099,814,721     95,032,956      86,361,909     137,682,866           79,571
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $ 354,305,788    $615,919,014    $  625,319,073   $1,001,081,924   $ 64,279,938    $ 95,032,956    $ 69,092,998    $ 137,682,866
================== ============== ================= ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF NEUBERGER BERMAN MID CAP
                                                             VALUE     MSF OPPENHEIMER GLOBAL EQUITY        MSF RUSSELL 2000 INDEX
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- --------------------------------- -------------- -----------
                                           2008        2007 (A) (C)          2008            2007 (A)          2008   2007 (A) (C)
                                   --------------- ----------------- --------------- ------------------ ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (195,294)     $   (424,819)   $  2,727,978    $    (2,467,141)   $    185,873    $ (286,129)
  Net realized gains (losses)        (1,517,733)         (259,937)      2,873,384         15,326,055       2,774,662       (78,085)
  Change in unrealized gains
     (losses) on investments        (12,349,170)       (2,119,938)   (227,361,542)        13,829,011     (49,989,694)   (1,139,554)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (14,062,197)       (2,804,694)   (221,760,180)        26,687,925     (47,029,159)   (1,503,768)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                17,195            17,338      15,812,281         21,051,843       6,179,495       976,041
  Net transfers (including fixed
     account)                        (1,432,913)       39,611,085      (9,902,172)        22,589,398      (4,089,244)  151,547,064
  Contract charges                       (4,868)           (5,222)       (231,757)          (260,090)        (89,790)      (49,318)
  Transfers for contract benefits
     and terminations                (3,869,399)       (3,499,769)    (45,357,256)       (62,706,352)    (14,208,155)   (4,440,823)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (5,289,985)       36,123,432     (39,678,904)       (19,325,201)    (12,207,694)  148,032,964
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets                (19,352,182)       33,318,738    (261,439,084)         7,362,724     (59,236,853)  146,529,196
NET ASSETS:
  Beginning of period                33,318,738                --     557,280,094        549,917,370     146,529,196            --
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
  End of period                    $ 13,966,556      $ 33,318,738    $295,841,010    $   557,280,094    $ 87,292,343  $146,529,196
                                   =============== ================= =============== ================== ============= ============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                    MSF T. ROWE
 MSF T. ROWE PRICE LARGE CAP    PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                      GROWTH             GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                  SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------ ------------------------------- ---------------------------------
        2008         2007 (A)           2008 (B)          2008          2007 (A)            2008          2007 (A)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  $ (781,717)   $ (1,080,401)        $ (911,596)     $ 255,680        $ 148,972      $ 3,296,353      $ 2,063,317
   1,304,205       2,860,901         (1,494,596)       (43,621)         135,593           49,847        1,108,861
 (31,653,779)      3,809,121        (33,942,023)    (1,649,036)         (24,191)      (7,436,714)         989,098
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (31,131,291)      5,589,621        (36,348,215)    (1,436,977)         260,374       (4,090,514)       4,161,276
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
     712,242         896,268          3,362,652        105,039          101,750        5,061,107        6,414,002
   5,428,813       1,257,824        111,767,249        658,850          407,692      104,528,429        5,240,686
     (26,154)        (25,763)           (67,168)        (3,614)          (3,565)        (120,736)         (74,397)
  (9,263,104)    (11,803,271)        (9,655,575)    (1,555,245)      (2,112,900)     (31,187,228)     (25,477,261)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  (3,148,203)     (9,674,942)       105,407,158       (794,970)      (1,607,023)      78,281,572      (13,896,970)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (34,279,494)     (4,085,321)        69,058,943     (2,231,947)      (1,346,649)      74,191,058       (9,735,694)
  73,516,561      77,601,882                 --      9,169,920       10,516,569      135,725,343      145,461,037
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
$ 39,237,067    $ 73,516,561       $ 69,058,943    $ 6,937,973      $ 9,169,920    $ 209,916,401    $ 135,725,343
=============== =============== ================== ============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT TOTAL RETURN                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                           2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 11,100,876    $ 12,653,928       $ 798,259        $ 83,121       $ (86,435)     $ (182,357)
  Net realized gains (losses)         8,679,706      (1,172,403)       (348,052)          8,919        (435,026)        221,586
  Change in unrealized gains
     (losses) on investments         (8,519,532)     15,924,209      (1,381,462)        148,874      (6,255,903)        616,340
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               11,261,050      27,405,734        (931,255)        240,914      (6,777,364)        655,569
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             5,974,062       5,881,201         743,721          30,857         438,120       3,557,207
  Net transfers (including fixed
     account)                        10,632,136       8,463,492       5,195,315      21,366,067         903,243       1,999,936
  Contract charges                      (91,825)        (79,401)         (7,876)             (8)         (4,536)         (3,349)
  Transfers for contract benefits
     and terminations               (63,810,257)    (59,230,246)     (2,871,592)       (261,240)     (1,725,616)       (495,104)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (47,295,884)    (44,964,954)      3,059,568      21,135,676        (388,789)      5,058,690
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (36,034,834)    (17,559,220)      2,128,313      21,376,590      (7,166,153)      5,714,259
NET ASSETS:
  Beginning of period               416,057,057     433,616,277      21,376,590              --      19,730,517      14,016,258
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $380,022,223    $416,057,057    $ 23,504,903    $ 21,376,590    $ 12,564,364    $ 19,730,517
                                   =============== =============== =============== =============== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME                PIONEER VCT FUND    PIONEER VCT GLOBAL HIGH YIELD
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008         2007 (A)           2008         2007 (A)           2008         2007 (A)          2008           2007 (A)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  $ (480,087)     $ (484,607)      $ 199,856       $ 167,316      $ (168,830)     $ (350,096)   $ 1,207,702         $ 862,392
   4,292,822       5,366,067       1,464,623       2,119,523       1,419,780       1,699,736       (690,202)          209,809
 (24,224,720)      5,457,145     (11,870,333)     (2,869,941)    (18,308,776)       (208,826)    (5,782,552)       (1,163,763)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (20,411,985)     10,338,605     (10,205,854)       (583,102)    (17,057,826)      1,140,814     (5,265,052)          (91,562)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
     975,687       3,034,709         619,549       3,537,772         678,369       1,396,843      1,567,044         3,661,204
  (2,200,952)        629,957      (2,892,677)       (112,854)     (1,026,717)     15,651,386       (519,617)        1,532,927
      (9,643)         (8,663)         (9,368)         (9,282)        (14,901)        (10,245)        (3,640)           (2,349)
  (1,658,953)     (1,637,188)     (2,825,967)     (2,200,315)     (7,669,370)     (3,466,495)    (1,266,477)         (942,404)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  (2,893,861)      2,018,815      (5,108,463)      1,215,321      (8,032,619)     13,571,489       (222,690)        4,249,378
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (23,305,846)     12,357,420     (15,314,317)        632,219     (25,090,445)     14,712,303     (5,487,742)        4,157,816
  37,020,827      24,663,407      36,147,512      35,515,293      53,896,618      39,184,315     14,980,645        10,822,829
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$ 13,714,981    $ 37,020,827    $ 20,833,195    $ 36,147,512    $ 28,806,173    $ 53,896,618    $ 9,492,903      $ 14,980,645
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    PIONEER VCT                       PIONEER VCT
                                       PIONEER VCT HIGH YIELD    IBBOTSON AGGRESSIVE ALLOCATION        IBBOTSON GROWTH ALLOCATION
                                                   SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
                                  ------------------------------ --------------------------------- -------------------------------
                                         2008         2007 (A)          2008            2007 (A)            2008          2007 (A)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
INCREASE (DECREASE) IN NET
ASSETS:
FROM OPERATIONS:

  Net investment income (loss)    $ 2,035,056     $ 1,451,443      $ (38,032)         $ (95,019)       $ (31,263)    $ (2,631,400)
  Net realized gains (losses)      (1,236,125)        262,812        505,695            473,709       12,737,572        4,566,742
  Change in unrealized gains
     (losses) on investments      (13,840,996)        (38,166)    (5,849,022)           (72,109)    (117,209,186)       2,831,639
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations            (13,042,065)      1,676,089     (5,381,359)           306,581     (104,502,877)       4,766,981
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners           1,427,713       3,254,344      1,335,496          2,056,047       47,247,566       90,270,197
  Net transfers (including fixed
      account)                       (795,928)     (5,857,246)       165,148             54,479       (5,405,441)      17,568,405
  Contract charges                    (10,249)         (9,989)        (4,960)            (3,784)         (90,460)         (45,622)
  Transfers for contract benefits
     and terminations              (3,747,304)     (4,668,157)      (768,532)          (338,870)      (7,446,571)      (5,808,843)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (3,125,768)     (7,281,048)       727,152          1,767,872       34,305,094      101,984,137
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
        in net assets             (16,167,833)     (5,604,959)    (4,654,207)         2,074,453      (70,197,783)     106,751,118
NET ASSETS:
  Beginning of period              42,151,710      47,756,669     12,624,697         10,550,244      254,649,449      147,898,331
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
  End of period                   $25,983,877    $ 42,151,710    $ 7,970,490       $ 12,624,697    $ 184,451,666    $ 254,649,449
                                  ============== =============== ============== ================== ================ ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT
  IBBOTSON MODERATE ALLOCATION           PIONEER VCT INDEPENDENCE    PIONEER VCT INTERNATIONAL VALUE       PIONEER VCT MID CAP VALUE
                    SUBACCOUNT                         SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- ---------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)          2008             2007 (A)           2008         2007 (A)
---------------- ---------------- -------------- --------------- -------------- ------------------- --------------- ---------------
  $ 1,030,401     $ (1,409,895)    $ (106,594)      $ (148,050)     $ (68,882)         $ (232,547)     $ (508,471)     $ (892,245)
    4,764,891        2,253,772       (125,759)         240,091        150,913           1,153,854          47,971       7,399,685
  (57,555,464)       2,634,302     (3,500,847)         304,579     (6,719,759)            509,194     (23,144,446)     (4,191,294)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (51,760,172)       3,478,179     (3,733,200)         396,620     (6,637,728)          1,430,501     (23,604,946)      2,316,146
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
   17,255,667       37,967,814         90,115          853,799        601,618           1,993,790         735,787       2,949,772
   (2,444,515)      16,104,506       (504,783)          46,464     (2,585,530)            492,637      (5,318,844)      4,855,330
      (36,834)         (24,555)        (1,807)          (1,894)        (3,419)             (3,038)        (22,584)        (22,383)
   (9,086,408)      (5,302,004)      (424,452)        (597,604)      (931,459)           (633,024)     (5,815,701)     (4,928,979)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
    5,687,910       48,745,761       (840,927)         300,765     (2,918,790)          1,850,365     (10,421,342)      2,853,740
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (46,072,262)      52,223,940     (4,574,127)         697,385     (9,556,518)          3,280,866     (34,026,288)      5,169,886
  149,880,953       97,657,013      8,014,415        7,317,030     16,246,934          12,966,068      74,924,012      69,754,126
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
$ 103,808,691    $ 149,880,953    $ 3,440,288      $ 8,014,415    $ 6,690,416        $ 16,246,934    $ 40,897,724    $ 74,924,012
================ ================ ============== ================ ============== =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIONEER VCT OAK RIDGE
                                              LARGE CAP GROWTH    PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE
                                                    SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ --------------------------------- ------------------------------
                                          2008         2007 (A)           2008           2007 (A)          2008         2007 (A)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (177,231)     $ (257,302)      $ 321,642         $ 160,177     $ (212,032)     $ (264,940)
  Net realized gains (losses)          291,945         399,036       3,107,876         3,284,068        812,576       4,479,693
  Change in unrealized gains
     (losses) on investments        (5,659,303)        712,429     (10,249,558)       (8,618,842)    (6,642,843)     (5,903,053)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,544,589)        854,163      (6,820,040)       (5,174,597)    (6,042,299)     (1,688,300)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              294,211         767,232         442,004         2,901,067        302,747       1,442,828
  Net transfers (including fixed
     account)                         (393,272)        (94,693)       (513,209)       (4,531,202)      (997,983)     (1,028,060)
  Contract charges                      (3,103)         (2,884)         (6,924)           (6,820)        (4,394)         (4,610)
  Transfers for contract benefits
     and terminations               (1,077,634)       (861,123)     (1,455,139)       (1,238,101)    (1,518,936)     (1,142,656)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,179,798)       (191,468)     (1,533,268)       (2,875,056)    (2,218,566)       (732,498)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (6,724,387)        662,695      (8,353,308)       (8,049,653)    (8,260,865)     (2,420,798)
NET ASSETS:
  Beginning of period               14,694,257      14,031,562      18,378,703        26,428,356     17,063,039      19,483,837
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
  End of period                    $ 7,969,870    $ 14,694,257    $ 10,025,395      $ 18,378,703    $ 8,802,174    $ 17,063,039
                                   ============== =============== =============== ================= ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT STRATEGIC INCOME             UIF CAPITAL GROWTH      UIF CORE PLUS FIXED INCOME           UIF EQUITY AND INCOME
                  SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------ ------------------------------- -------------------------------
        2008         2007 (A)          2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
 $ 2,437,556     $ 1,601,401     $ (185,720)     $ (275,524)      $ 458,396       $ 302,987     $ 1,416,789       $ 410,181
  (1,191,436)        225,713        534,764         683,631        (552,837)         (8,283)      3,480,143       9,143,208
  (8,456,601)        245,720     (7,581,642)      2,423,690      (2,368,464)        316,616     (57,249,024)     (5,391,506)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (7,210,481)      2,072,834     (7,232,598)      2,831,797      (2,462,905)        611,320     (52,352,092)      4,161,883
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
   3,071,133       5,430,730          5,621          24,461          24,797          72,263       1,660,758       5,602,919
     577,452         337,052       (876,321)        703,837      (1,484,288)      2,572,056     (17,530,258)      9,751,408
     (14,162)        (12,470)        (2,386)         (2,330)         (1,794)         (1,522)        (57,742)        (56,341)
  (5,709,690)     (3,843,588)    (2,211,770)     (1,581,037)     (2,144,892)     (1,260,282)    (23,832,898)    (21,626,325)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (2,075,267)      1,911,724     (3,084,856)       (855,069)     (3,606,177)      1,382,515     (39,760,140)     (6,328,339)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (9,285,748)      3,984,558    (10,317,454)      1,976,728      (6,069,082)      1,993,835     (92,112,232)     (2,166,456)
  50,944,415      46,959,857     16,896,083      14,919,355      20,969,477      18,975,642     234,822,562     236,989,018
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
$ 41,658,667    $ 50,944,415    $ 6,578,629    $ 16,896,083    $ 14,900,395    $ 20,969,477    $142,710,330    $234,822,562
=============== =============== ============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                       UIF VALUE
                                                  SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------- ---------------------------------- -------------------------------
                                         2008        2007 (A)           2008            2007 (A)           2008         2007 (A)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (126,673)    $ (199,261)      $ 485,615         $ (203,278)      $ 265,532        $ 62,379
  Net realized gains (losses)         421,134      1,144,739       1,451,537          4,072,362       1,560,266       2,631,309
  Change in unrealized gains
     (losses) on investments       (3,384,971)      (832,728)    (12,937,822)       (12,213,599)     (8,736,252)     (3,642,594)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations             (3,090,510)       112,750     (11,000,670)        (8,344,515)     (6,910,454)       (948,906)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              11,179         25,245         320,530          1,790,003          31,581          47,778
  Net transfers (including fixed
     account)                        (729,000)      (390,393)     (1,348,044)         2,334,796      (1,727,425)       (977,256)
  Contract charges                       (930)          (920)        (12,650)           (14,462)         (3,226)         (3,693)
  Transfers for contract benefits
     and terminations                (566,913)      (970,548)     (3,809,362)        (4,199,856)     (2,663,487)     (4,254,027)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (1,285,664)    (1,336,616)     (4,849,526)           (89,519)     (4,362,557)     (5,187,198)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets               (4,376,174)    (1,223,866)    (15,850,196)        (8,434,034)    (11,273,011)     (6,136,104)
NET ASSETS:
  Beginning of period               8,371,677      9,595,543      33,106,666         41,540,700      21,690,955      27,827,059
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
  End of period                   $ 3,995,503    $ 8,371,677    $ 17,256,470       $ 33,106,666    $ 10,417,944    $ 21,690,955
                                  ============== ============== =============== ================== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

VAN KAMPEN LIT CAPITAL GROWTH           VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GOVERNMENT
                   SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
-------------------------------- --------------------------------- ------------------------------ -------------------------------
        2008          2007 (A)            2008          2007 (A)          2008         2007 (A)           2008         2007 (A)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
  $ (550,989)    $ (2,067,164)     $ 2,237,918       $ (330,079)     $ (70,846)     $ (191,163)    $ 1,136,523     $ 1,198,027
  (9,258,760)      (2,197,133)      10,923,226       23,183,831       (406,326)       (134,725)       (379,206)        (65,335)
  (7,263,071)      22,258,369     (156,224,265)     (39,603,403)    (4,779,612)      1,834,543        (960,412)      1,053,848
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
 (17,072,820)      17,994,072     (143,063,121)     (16,749,651)    (5,256,784)      1,508,655        (203,095)      2,186,540
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
     277,391        1,199,887        2,799,139        6,786,315         20,260          45,851          69,750          41,328
 (94,163,371)      (6,377,035)     (24,212,232)     (13,292,516)      (574,841)       (395,937)        657,329       3,980,798
      (6,467)         (70,178)        (136,955)        (154,685)        (2,980)         (3,176)         (6,028)         (5,654)
  (7,230,653)     (14,676,878)     (43,693,292)     (44,399,463)    (1,672,417)     (2,180,621)     (8,167,048)     (4,780,831)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(101,123,100)     (19,924,204)     (65,243,340)     (51,060,349)    (2,229,978)     (2,533,883)     (7,445,997)       (764,359)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(118,195,920)      (1,930,132)    (208,306,461)     (67,810,000)    (7,486,762)     (1,025,228)     (7,649,092)      1,422,181
 129,155,686      131,085,818      429,298,605      497,108,605     13,427,881      14,453,109      43,498,316      42,076,135
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
$ 10,959,766    $ 129,155,686    $ 220,992,144    $ 429,298,605    $ 5,941,119    $ 13,427,881    $ 35,849,224    $ 43,498,316
=============== ================ ================ ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                       VAN KAMPEN                   WELLS FARGO VT
                                            LIT GROWTH AND INCOME    ADVANTAGE SMALL/MID CAP VALUE
                                                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- --------------------------------
                                            2008          2007 (A)          2008           2007 (A)
                                   ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 592,793       $ (612,033)     $ (64,758)        $ (99,847)
  Net realized gains (losses)          8,310,789       20,281,921        681,398         1,514,825
  Change in unrealized gains
     (losses) on investments         (86,630,042)     (16,369,299)    (2,896,130)       (1,515,027)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (77,726,460)       3,300,589     (2,279,490)         (100,049)
                                   ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                999,977        2,599,404        116,452           183,790
  Net transfers (including fixed
     account)                        (16,646,151)      (5,031,424)        71,884          (423,345)
  Contract charges                       (78,202)         (85,178)          (690)             (737)
  Transfers for contract benefits
     and terminations                (29,099,613)     (28,960,043)      (867,208)       (1,580,620)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (44,823,989)     (31,477,241)      (679,562)       (1,820,912)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets                (122,550,449)     (28,176,652)    (2,959,052)       (1,920,961)
NET ASSETS:
  Beginning of period                260,145,192      288,321,844      5,618,575         7,539,536
                                   ---------------- ---------------- -------------- -----------------
  End of period                    $ 137,594,743    $ 260,145,192    $ 2,659,523       $ 5,618,575
                                   ================ ================ ============== =================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Investment Portfolios ("Dreyfus")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2008:

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount (a)
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount (a)
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount**
LMPVET Appreciation Subaccount**
LMPVET Capital and Income Subaccount**
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount**
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount (a)
MIST American Funds Growth Allocation Subaccount (a)
MIST American Funds Moderate Allocation Subaccount (a)
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount (a)
MIST Legg Mason Partners Managed Assets Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount**
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount (a)
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount (a)
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount (a)
MIST Van Kampen Mid Cap Growth Subaccount**
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount (a)
MSF BlackRock Legacy Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount**
MSF Capital Guardian U.S. Equity Subaccount **
MSF Davis Venture Value Subaccount** (a)
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount** (a)
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount (a)
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Comstock Subaccount**
Van Kampen LIT Enterprise Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Subaccount began operations during the year ended December 31, 2008.

The following Subaccounts ceased operations during the year ended December 31, 2008:

AIM V.I. Mid Cap Core Equity Subaccount
AllianceBernstein Large Cap Growth Subaccount
Dreyfus VIF Mid Cap Stock Subaccount
Dreyfus VIF Appreciation Subaccount
Dreyfus VIF Developing Leaders Subaccount
DWS VIT Equity 500 Index Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS VIT RREEF Real Estate Securities Subaccount
DWSI Bond Subaccount
DWSI Growth & Income Subaccount
DWSI International Subaccount
DWSII Balanced Subaccount
DWSII Blue Chip Subaccount
DWSII Core Fixed Income Subaccount
DWSII Davis Venture Value Subaccount
DWSII Dreman High Return Equity Subaccount
DWSII High Income Subaccount
DWSII International Select Equity Subaccount
DWSII Janus Aspen Growth & Income Subaccount
DWSII Large Cap Value Subaccount
DWSII Mid Cap Growth Subaccount
DWSII Money Market Subaccount
DWSII Small Cap Growth Subaccount
DWSII Strategic Income Subaccount
DWSII Turner Mid Cap Growth Subaccount
Fidelity VIP Growth Subaccount
LMPVIT Government Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount
Putnam VT Discovery Growth Subaccount
UIF Mid Cap Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Alger American Leveraged AllCap Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio
Neuberger Berman Real Estate Portfolio
UIF Equity Growth Portfolio
Morgan Stanley Equity Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Alger American Capital Appreciation Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
Clarion Global Real Estate Portfolio
UIF Capital Growth Portfolio
Morgan Stanley Capital Opportunities Portfolio
Van Kampen LIT Capital Growth Portfolio

PORTFOLIO REORGANIZATION:

OLD NAME

MIST MFS Value Portfolio

NEW NAME

MSF MFS Value Portfolio

MERGER:

OLD NAME
Batterymarch Mid-Cap Stock Portfolio

NEW NAME
Lazard Mid Cap Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

SUBSTITUTIONS:

OLD NAME

AIM V.I. Mid Cap Core Equity Fund
AllianceBernstein Large Cap Growth Portfolio
Dreyfus Mid Cap Stock Portfolio
Dreyfus Appreciation Portfolio
Dreyfus Developing Leaders Portfolio
DWS Equity 500 Index VIP
DWS Bond VIP
DWS Growth & Income VIP
DWS International VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Aspen Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Turner Mid Cap Growth VIP
Fidelity VIP Growth Portfolio
Templeton Developing Markets Securities Fund
Janus Aspen Worldwide Growth Portfolio
Legg Mason Partners Variable Government Portfolio
Putnam VT Discovery Growth Fund
UIF Mid Cap Growth Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Lazard Mid Cap Portfolio
T. Rowe Price Large Cap Growth Portfolio
Lazard Mid Cap Portfolio
Davis Venture Value Portfolio
T. Rowe Price Small Cap Growth Portfolio
MetLife Stock Index Portfolio
BlackRock Bond Income Portfolio
Lord Abbett Growth and Income Portfolio
MFS Research International Portfolio
BlackRock Diversified Portfolio
FI Value Leaders Portfolio
BlackRock Bond Income Portfolio
Davis Venture Value Portfolio
BlackRock Large Cap Value Portfolio
BlackRock High Yield Portfolio
MFS Research International Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
BlackRock Money Market Portfolio
T. Rowe Price Small Cap Growth Portfolio
Pioneer Strategic Income Portfolio
Turner Mid Cap Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
MFS Emerging Markets Equity Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management U.S. Government Portfolio
Van Kampen Mid Cap Growth Portfolio
Van Kampen Mid Cap Growth Portfolio
Jennison Growth Portfolio

LIQUIDATION:

DWS RREEF Real Estate Securities VIP

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

CHANGE IN BASIS OF PRESENTATION
In prior year financial statements, the Separate Account presented certain classes of shares of the same portfolio, series or fund as separate and distinct Subaccounts. In the current year financial statements and related footnotes, the Subaccounts with multiple share classes have been combined and reported as one Subaccount. Combining these Subaccounts had no effect on the net assets of the Subaccount or the unit values of the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CHANGE IN BASIS OF PRESENTATION -- (CONTINUED)
The presentation for the statements of changes in net assets for the prior year has been conformed to the current year's presentation as follows:

The financial statement line items "Transfers from other funding options" and "Transfers to other funding options" were presented as separate financial statement line items in the prior year. In the current year, these financial statement line items have been combined and are presented as one financial statement line item "Net transfers" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported miscellaneous gains and losses separately within each financial statement line item presented. Miscellaneous gains and losses are now included in one financial statement line item "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Contract surrenders" as a financial statement line item. "Contract surrenders" are now included in "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Other receipts (payments)" as a financial statement line item. The "Other receipts (payments)" line item contained administrative charges and death claims. The administrative charges and death claims are now included in "Contract charges" and "Transfers for contract benefits and terminations," respectively, for all years presented.

These changes had no effect on the net assets of the Subaccounts or unit values of the Contracts.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets. Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Subaccount invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)
Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Subaccounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Subaccounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 0.80%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $12,091,000 and $22,859,000 of the net assets of the Separate Account were held on behalf of an affiliate of the Company as of December 31, 2008 and 2007, respectively. Transactions with this affiliate during the years ended December 31, 2008 and 2007, were comprised of participant purchase payments of approximately $3,273,000 and $8,207,000, respectively, and contract surrenders of approximately $6,524,000 and $13,103,000, respectively.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                224,736    3,988,096     1,299,358      1,504,526
Alger American Capital Appreciation Subaccount                98,661    3,940,631     1,057,130      1,608,441
AllianceBernstein Global Technology Subaccount               100,118    1,588,307       600,619      1,172,791
American Funds Bond Subaccount (a)                           253,525    2,600,059     3,605,721        938,288
American Funds Global Growth Subaccount                   12,377,176  231,601,783    53,596,257     61,162,004
American Funds Global Small Capitalization Subaccount (a)     92,253    1,484,026     1,640,015        113,796
American Funds Growth Subaccount                          10,255,915  545,091,424    99,165,806    106,388,692
American Funds Growth-Income Subaccount                   13,574,477  474,850,802    60,083,668    107,116,507
Credit Suisse Trust Global Small Cap Subaccount              116,210    1,409,441       108,946        201,584
Delaware VIP Small Cap Value Subaccount                      995,659   25,055,170     3,711,540      7,935,677
Dreyfus Socially Responsible Growth Subaccount                25,151      626,509        88,869        100,304
DWSI Capital Growth Subaccount                               714,588   11,975,826       960,475      4,162,142
DWSI Global Opportunities Subaccount                         424,991    5,793,708     1,722,709      1,353,026
DWSI Health Care Subaccount                                  377,790    4,516,619     1,483,890      1,435,440
DWSII Dreman Small Mid Cap Value Subaccount                1,234,887   18,857,601     6,600,741      3,265,988
DWSII Government & Agency Securities Subaccount              619,605    7,544,598     7,318,824      4,376,855
DWSII Conservative Allocation Subaccount                   1,971,510   19,559,952     7,844,416      3,845,667
DWSII Global Thematic Subaccount                             696,541    8,707,976     3,246,719      2,538,454
DWSII Growth Allocation Subaccount                         3,154,766   33,101,427     9,116,212      4,327,007
DWSII Moderate Allocation Subaccount                       3,167,497   34,127,444    12,702,793      8,177,471
DWSII Technology Subaccount                                  267,752    2,423,757       388,281        668,538
Fidelity VIP Contrafund Subaccount                        13,459,565  357,795,593    38,978,425     57,706,437
Fidelity VIP Dynamic Capital Appreciation Subaccount         406,266    3,123,309       332,600      1,115,470
Fidelity VIP Equity-Income Subaccount                     15,148,664  322,874,023    14,757,894     50,791,230
Fidelity VIP High Income Subaccount                        6,005,386   39,807,718     3,763,964      4,892,853
Fidelity VIP Mid Cap Subaccount                           12,809,563  361,305,478    84,297,211     66,637,414
FTVIPT Mutual Shares Securities Subaccount                 3,840,309   65,600,465     8,422,695     16,878,512
FTVIPT Franklin Income Securities Subaccount               2,217,200   35,508,648    12,571,084      8,703,355
FTVIPT Franklin Rising Dividends Securities Subaccount     1,580,894   27,609,485     3,245,268      8,027,789
FTVIPT Franklin Small-Mid Cap Growth
  Securities Subaccount                                    2,766,239   53,922,692    10,578,996     13,163,350
FTVIPT Templeton Developing Markets Securities Subaccount  2,772,442   32,710,894    24,452,476    108,269,580
FTVIPT Templeton Foreign Securities Subaccount            11,300,914  164,798,821    35,290,685     42,496,301
FTVIPT Templeton Growth Securities Subaccount              3,237,292   41,927,951     5,934,642      7,285,531
Janus Aspen Forty Subaccount                                 162,382    4,064,188       754,856      2,084,689
Janus Aspen Global Life Sciences Subaccount                  558,527    4,473,734       610,696      2,283,119
Janus Aspen Global Technology Subaccount                   1,702,531    7,364,913     1,371,311      2,866,137
Janus Aspen International Growth Subaccount                1,741,724   75,377,004    24,361,140     12,863,298
Janus Aspen Mid Cap Growth Subaccount                        666,191   19,949,695     4,612,547      5,649,735
Janus Aspen Mid Cap Value Subaccount                         206,935    2,721,773       653,889        833,518
Janus Aspen Worldwide Growth Subaccount                       48,869    1,374,095       960,243     26,134,664
LMPVET Aggressive Growth Subaccount                       44,134,785  575,202,475     8,561,529    138,664,052
LMPVET Appreciation Subaccount                            25,686,085  592,087,757    44,044,587    162,915,038
LMPVET Capital and Income Subaccount                      16,844,236  219,103,787    13,856,345     53,012,321
LMPVET Capital Subaccount                                 13,076,356  179,042,859    40,171,516     52,278,190
LMPVET Dividend Strategy Subaccount                        5,391,179   53,466,358     2,268,293     12,467,232
LMPVET Equity Index Subaccount                            26,085,931  758,796,530    35,710,421    268,862,847
LMPVET Fundamental Value Subaccount                       34,084,737  681,887,676    16,042,138    156,404,765
LMPVET Global Equity Subaccount                            4,114,805   61,986,136    11,370,183     18,438,029
LMPVET International All Cap Opportunity Subaccount       13,338,241  146,039,829     4,103,865     21,496,245
LMPVET Investors Subaccount                               16,351,466  253,312,712    13,670,108     64,571,397
LMPVET Large Cap Growth Subaccount                        11,153,441  156,053,524     4,385,015     46,288,428
LMPVET Lifestyle Allocation 50% Subaccount                11,852,621  136,598,273    13,704,818     35,601,635
LMPVET Lifestyle Allocation 70% Subaccount                 6,847,294   78,169,378     4,544,308     16,675,313

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                               SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ----------- ------------- --------------
LMPVET Lifestyle Allocation 85% Subaccount                  3,698,835  48,653,660     2,858,214      9,893,416
LMPVET Mid Cap Core Subaccount                              6,949,210  87,544,862     2,613,277     21,568,622
LMPVET Small Cap Growth Subaccount                          6,234,287  85,964,482     8,703,643     23,269,006
LMPVET Social Awareness Subaccount                          2,753,907  65,244,345     3,444,221      9,437,082
LMPVIT Adjustable Rate Income Subaccount                    2,403,937  23,400,246     4,070,792     11,083,019
LMPVIT Diversified Strategic Income Subaccount              5,054,045  46,518,542     3,791,089     13,977,214
LMPVIT Global High Yield Bond Subaccount                    1,972,254  17,210,777     2,516,605      4,101,423
LMPVIT High Income Subaccount                              29,449,517 210,648,869    19,993,003     48,400,692
LMPVIT Money Market Subaccount                            338,025,753 338,025,776   271,953,218    166,377,067
LMPVIT Strategic Bond Subaccount                            3,966,336  41,028,199     3,644,445     10,001,925
MIST American Funds Balanced Allocation Subaccount (a)         47,672     378,449       402,701         22,184
MIST American Funds Growth Allocation Subaccount (a)           37,659     301,878       309,436          6,411
MIST American Funds Moderate Allocation Subaccount (a)         13,214     119,512       121,609          2,061
MIST Batterymarch Growth and Income Subaccount             19,490,238 399,289,738    55,493,240     51,291,040
MIST BlackRock High Yield Subaccount                       13,437,782 110,641,409    21,964,281     30,168,509
MIST BlackRock Large Cap Core Subaccount                    8,197,779  88,236,939     8,312,812     18,971,554
MIST Clarion Global Real Estate Subaccount                  9,269,846 141,503,222    22,631,867     29,817,832
MIST Dreman Small Cap Value Subaccount                      1,104,246  14,321,475     5,981,240      4,390,862
MIST Harris Oakmark International Subaccount                7,327,200 121,127,356    26,476,781     28,006,387
MIST Janus Forty Subaccount                                10,091,737 749,048,420    99,255,866     86,373,642
MIST Lazard Mid Cap Subaccount                             10,544,220 114,456,328   128,246,625     18,024,876
MIST Legg Mason Partners Aggressive Growth Subaccount (a)      11,737      59,605        59,729            116
MIST Legg Mason Partners Managed Assets Subaccount         12,736,573 211,805,921    27,633,789     37,537,441
MIST Legg Mason Value Equity Subaccount                       951,846   8,229,143     2,203,658      1,724,207
MIST Loomis Sayles Global Markets Subaccount               17,820,332 196,898,003    25,839,773     27,347,833
MIST Lord Abbett Bond Debenture Subaccount                  5,996,020  71,507,290    15,742,084     26,343,095
MIST Lord Abbett Growth and Income Subaccount               8,883,306 239,142,793    44,608,268     50,991,314
MIST Lord Abbett Mid Cap Value Subaccount                   5,049,189 101,238,184    17,956,131     20,404,214
MIST Met/AIM Capital Appreciation Subaccount                7,943,502  94,179,395     5,944,753     18,789,314
MIST Met/AIM Small Cap Growth Subaccount                      678,007   9,031,624     4,889,695      2,019,384
MIST Met/Franklin Mutual Shares Subaccount (a)                 39,297     263,252       274,216          9,066
MIST MFS Emerging Markets Equity Subaccount                12,117,523 129,149,294   108,496,270     28,977,584
MIST MFS Research International Subaccount                  9,259,213 120,060,489    56,134,746     26,952,002
MIST Oppenheimer Capital Appreciation Subaccount           66,680,467 467,117,911   487,629,807     39,352,676
MIST PIMCO Inflation Protected Bond Subaccount              9,140,875  96,252,647    53,972,974     38,175,823
MIST PIMCO Total Return Subaccount                          1,938,304  22,548,804    13,627,361      8,728,591
MIST Pioneer Fund Subaccount                                1,860,122  25,241,374     2,291,959      5,725,275
MIST Pioneer Strategic Income Subaccount                   18,673,044 177,778,296    51,449,403     49,433,710
MIST SSgA Growth and Income ETF Subaccount                 12,961,367 133,594,838     7,834,482     20,410,474
MIST SSgA Growth ETF Subaccount                            15,848,732 164,589,645     9,200,026     18,693,168
MIST T. Rowe Price Mid Cap Growth Subaccount (a)              204,686   1,645,845     1,843,800        154,023
MIST Third Avenue Small Cap Value Subaccount               12,897,320 217,269,107    23,203,602     41,669,370
MIST Turner Mid Cap Growth Subaccount (a)                     322,591   4,163,252     5,200,224        901,394
MIST Van Kampen Mid Cap Growth Subaccount                   2,225,485  22,304,479    23,449,843      4,698,997
MIST Van Kampen Comstock Subaccount                            94,992     986,843       359,185        717,870
Morgan Stanley Capital Opportunities Subaccount                41,225   1,096,076       192,043      1,101,330
Morgan Stanley Dividend Growth Subaccount                     184,361   2,569,895       139,008        720,490
Morgan Stanley S&P 500 Index Subaccount                       691,135   7,429,923       875,519      1,248,912
MSF BlackRock Aggressive Growth Subaccount                  5,888,158 141,913,070     6,773,552     38,876,533
MSF BlackRock Bond Income Subaccount                        2,990,795 310,678,891    52,839,224    104,049,760
MSF BlackRock Diversified Subaccount                        9,327,236 166,112,090    13,685,564     23,621,428
MSF BlackRock Large Cap Value Subaccount (a)                2,090,450  25,917,532    30,372,140      3,833,995
MSF BlackRock Legacy Large Cap Growth Subaccount (a)            1,163      19,695        19,876            174
MSF BlackRock Money Market Subaccount                       4,410,985 441,098,507   347,652,340    242,491,849
MSF Capital Guardian U.S. Equity Subaccount                 4,017,845  49,060,311     8,870,403     11,271,730

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                               ----------------------- ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                   SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                               ---------- ------------ ------------- --------------
    MSF Davis Venture Value Subaccount (a)                      1,900,410   65,437,305    76,731,671      9,179,029
    MSF FI Large Cap Subaccount                                21,500,304  315,169,011     5,149,756     54,336,870
    MSF FI Value Leaders Subaccount                               948,099  183,123,595    31,496,262     36,977,702
    MSF Jennison Growth Subaccount (a)                          6,819,827   78,810,842    91,948,878     11,427,552
    MSF Lehman Brothers Aggregate Bond Index Subaccount        12,226,630  132,099,395    10,041,582     29,593,078
    MSF MetLife Aggressive Allocation Subaccount                5,994,672   73,399,373     7,731,064      9,171,895
    MSF MetLife Conservative Allocation Subaccount              2,561,524   26,993,105    20,414,187      9,373,202
    MSF MetLife Conservative to Moderate Allocation Subaccount  8,612,393   96,501,096    18,139,603     19,801,703
    MSF MetLife Mid Cap Stock Index Subaccount                    502,751    6,832,410     2,465,168      1,040,971
    MSF MetLife Moderate Allocation Subaccount                 41,807,330  490,697,992    37,338,739     61,776,173
    MSF MetLife Moderate to Aggressive Allocation Subaccount   36,973,552  452,165,392    21,271,951     56,448,988
    MSF MetLife Stock Index Subaccount                         16,106,276  589,090,779    50,531,059     63,598,461
    MSF MFS Total Return Subaccount                             5,853,228  839,488,862   115,283,357    194,345,945
    MSF MFS Value Subaccount                                    6,936,629   93,355,439    28,405,509     19,577,263
    MSF Morgan Stanley EAFE Index Subaccount                    7,381,778  126,920,160     9,779,080     17,251,644
    MSF Neuberger Berman Mid Cap Value Subaccount               1,269,838   28,437,322     1,253,374      6,432,449
    MSF Oppenheimer Global Equity Subaccount                   29,923,176  475,497,120    56,805,583     77,539,664
    MSF Russell 2000 Index Subaccount                           9,819,199  138,421,936    11,329,267     17,295,915
    MSF T. Rowe Price Large Cap Growth Subaccount               4,355,364   61,148,668    15,637,650     16,313,890
    MSF T. Rowe Price Small Cap Growth Subaccount (a)           7,857,011  103,005,156   118,029,542     13,529,790
    MSF Western Asset Management Strategic Bond
      Opportunities Subaccount                                    671,647    8,094,039     1,547,523      2,034,501
    MSF Western Asset Management U.S. Government Subaccount    17,610,711  210,283,041   139,840,502     58,273,570
    PIMCO VIT Total Return Subaccount                          36,860,183  380,881,410    88,227,787    117,202,606
    Pioneer VCT Bond Subaccount                                 2,295,620   24,739,740    15,308,098     11,451,370
    Pioneer VCT Cullen Value Subaccount                         1,391,620   16,651,498     4,760,234      5,235,978
    Pioneer VCT Emerging Markets Subaccount                       878,170   24,865,608     8,383,138      7,518,482
    Pioneer VCT Equity Income Subaccount                        1,365,362   28,703,306     5,377,929      8,589,506
    Pioneer VCT Fund Subaccount                                 1,808,452   39,142,777     6,591,195     13,115,247
    Pioneer VCT Global High Yield Subaccount                    1,695,597   16,195,236     4,430,192      3,445,229
    Pioneer VCT High Yield Subaccount                           4,028,868   40,211,263    13,994,127     14,712,392
    Pioneer VCT Ibbotson Aggressive Allocation Subaccount       1,182,801   12,891,499     4,010,005      2,238,771
    Pioneer VCT Ibbotson Growth Allocation Subaccount          25,027,755  289,216,342    69,232,032     18,241,361
    Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,713,516  153,227,936    35,895,684     20,636,399
    Pioneer VCT Independence Subaccount                           436,797    5,529,447       395,541      1,342,642
    Pioneer VCT International Value Subaccount                    686,401   10,582,371     1,852,203      4,420,760
    Pioneer VCT Mid Cap Value Subaccount                        3,507,720   71,946,944     8,263,950     14,587,225
    Pioneer VCT Oak Ridge Large Cap Growth Subaccount           1,042,101   11,886,290     1,548,599      2,330,244
    Pioneer VCT Real Estate Shares Subaccount                     966,049   21,608,603     7,311,956      4,127,630
    Pioneer VCT Small Cap Value Subaccount                      1,302,434   17,985,469     2,971,922      3,309,882
    Pioneer VCT Strategic Income Subaccount                     4,670,591   50,220,781    14,816,758     14,381,667
    UIF Capital Growth Subaccount                                 645,729    9,224,781       685,645      3,957,334
    UIF Core Plus Fixed Income Subaccount                       1,519,067   17,105,383     2,879,547      6,029,259
    UIF Equity and Income Subaccount                           13,250,733  171,070,994    31,956,306     64,145,644
    UIF Small Company Growth Subaccount                           439,688    6,594,567       976,437      1,779,540
    UIF U.S. Real Estate Securities Subaccount                  2,101,900   34,972,659    21,958,285     16,201,868
    UIF Value Subaccount                                        1,557,455   18,639,029     3,335,009      4,766,081
    Van Kampen LIT Capital Growth Subaccount                      646,641   18,191,593     1,585,696    103,274,906
    Van Kampen LIT Comstock Subaccount                         26,883,657  322,212,879    32,393,378     76,339,985
    Van Kampen LIT Enterprise Subaccount                          601,811   10,077,612       682,853      2,983,469
    Van Kampen LIT Government Subaccount                        3,870,104   36,004,808     7,557,360     13,871,214
    Van Kampen LIT Growth and Income Subaccount                10,034,693  171,540,548    22,603,030     59,380,054
    Wells Fargo VT Advantage Small/Mid Cap Value Subaccount       537,348    5,324,406     1,474,143      1,311,435

(a) For the period April 28, 2008 to December 31, 2008.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount    2008      2,120,045 1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                              2007 (a)     2,469,440 1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                              2006 (a)     2,609,332 1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                              2005 (a)     2,293,179 1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
                              2004 (a)     1,188,424 1.199 - 1.300   1,532,386          1.08      1.55 - 2.65     0.08 - 22.21
Alger American Capital           2008      2,726,355 0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
  Appreciation Subaccount     2007 (a)     3,117,230 1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                              2006 (a)     2,554,978 1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                              2005 (a)     2,116,370 1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
                              2004 (a)     1,375,470 1.067 - 1.194   1,625,058            --      1.55 - 2.50      1.63 - 7.65
AllianceBernstein Global         2008      1,967,504 0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Technology Subaccount       2007 (a)     2,675,537 1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                              2006 (a)     2,190,516 0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                              2005 (a)     2,307,864 0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
                              2004 (a)     2,138,533 0.816 - 0.822   1,757,430            --      1.65 - 1.90      3.03 - 7.79
American Funds Bond
  Subaccount
  (Commenced 4/28/2008)          2008      1,707,759 1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth     2008    148,315,752 0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
  Subaccount                  2007 (a)   169,495,269 1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                              2006 (a)   173,618,310 1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                              2005 (a)   159,643,333 1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
                              2004 (a)   122,635,942 1.022 - 1.533 151,764,795          0.42      0.60 - 2.65     2.69 - 15.56
American Funds Global Small
  Capitalization Subaccount
  (Commenced 4/28/2008)          2008        638,633 1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth            2008    359,615,200 0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
  Subaccount                  2007 (a)   404,396,586 1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                              2006 (a)   450,065,711 1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                              2005 (a)   438,281,614 1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
                              2004 (a)   321,036,022 0.947 - 1.495 398,769,014          0.21      0.60 - 2.65     0.09 - 17.62
American Funds Growth-Income     2008    341,874,694 0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
  Subaccount                  2007 (a)   401,435,769 1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                              2006 (a)   448,353,025 1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                              2005 (a)   454,437,804 1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
                              2004 (a)   350,588,723 1.063 - 1.435 456,055,772          1.06      0.60 - 2.65     2.08 - 13.06
Credit Suisse Trust Global       2008        995,516 0.600 - 0.911     854,538          1.80      1.55 - 2.65 (48.14) - (47.58)
  Small Cap Subaccount        2007 (a)     1,064,670 1.317 - 1.738   1,758,304            --      1.55 - 2.65   (6.46) - (5.44)
                              2006 (a)     1,231,928 1.236 - 1.838   2,170,445            --      1.55 - 2.65     8.49 - 12.60
                              2005 (a)       884,152 1.120 - 1.649   1,388,360            --      1.55 - 2.65     0.27 - 18.65
                              2004 (a)       625,899 1.129 - 1.442     877,749            --      1.55 - 2.65     0.99 - 24.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
Delaware VIP Small Cap Value     2008    13,377,371 0.975 - 1.799 18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
  Subaccount                  2007 (a)   16,388,529 1.395 - 2.582 33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                              2006 (a)   18,944,541 1.694 - 2.781 44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                              2005 (a)   23,296,777 1.496 - 2.408 47,613,484          0.36      0.60 - 2.60     3.23 - 15.30
                              2004 (a)   23,932,705 1.723 - 2.214 45,559,694          0.19      0.60 - 2.50    18.50 - 20.72
Dreyfus Socially Responsible     2008       582,742 0.742 - 0.876    495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
  Growth Subaccount           2007 (a)      598,700 1.165 - 1.360    792,444          0.27      1.55 - 2.65      4.67 - 5.84
                              2006 (a)      656,269 1.113 - 1.285    822,659            --      1.55 - 2.65      6.10 - 7.35
                              2005 (a)      639,030 1.049 - 1.197    750,074            --      1.55 - 2.65      0.86 - 6.78
                              2004 (a)      257,740 1.159 - 1.177    301,120          0.21      1.55 - 2.50     0.09 - 13.57
DWSI Capital Growth              2008    10,177,735 0.799 - 0.978  9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
  Subaccount                  2007 (a)   12,449,333 1.228 - 1.488 18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                              2006 (a)   13,752,175 1.123 - 1.347 18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                              2005 (a)    8,674,019 1.100 - 1.265 10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
                              2004 (a)    2,420,832 1.053 - 1.184  2,826,705          0.11      1.55 - 2.65      2.33 - 6.11
DWSI Global Opportunities        2008     3,092,106 0.693 - 1.118  3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
  Subaccount                  2007 (a)    3,436,720 1.427 - 2.278  7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                              2006 (a)    3,546,894 1.344 - 2.124  7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                              2005 (a)    3,777,884 1.131 - 1.770  6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
                              2004 (a)    2,062,547 1.193 - 1.523  3,054,913            --      1.55 - 2.65     2.72 - 25.73
DWSI Health Care Subaccount      2008     3,239,205 0.911 - 1.122  3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                              2007 (a)    3,781,290 1.222 - 1.490  5,410,164            --      1.55 - 2.65     9.88 - 11.11
                              2006 (a)    4,014,878 1.110 - 1.341  5,185,746            --      1.55 - 2.65      0.54 - 4.20
                              2005 (a)    4,480,590 1.077 - 1.287  5,590,375            --      1.55 - 2.65    (0.63) - 8.95
                              2004 (a)    2,907,689 1.037 - 1.210  3,458,133            --      1.55 - 2.65   (1.95) - 15.89
DWSII Dreman Small Mid Cap       2008     7,699,706 0.844 - 1.349  9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
  Value Subaccount            2007 (a)    9,139,529 1.306 - 2.067 17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                              2006 (a)   10,404,529 1.305 - 2.044 20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                              2005 (a)   10,844,583 1.075 - 1.667 17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
                              2004 (a)    7,239,029 1.165 - 1.542 10,886,905          0.24      1.55 - 2.65     2.35 - 23.90
DWSII Government & Agency        2008     7,027,315 1.050 - 1.116  7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
  Securities Subaccount       2007 (a)    4,467,580 1.032 - 1.089  4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                              2006 (a)    4,873,458 1.005 - 1.054  5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                              2005 (a)    5,426,615 0.994 - 1.037  5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
                              2004 (a)    5,079,039 0.998 - 1.015  5,121,703          1.12      1.55 - 2.65    (0.20) - 2.67
DWSII Conservative Allocation    2008    14,149,681 0.826 - 0.913 12,675,543         12.01      1.55 - 2.55 (24.84) - (24.11)
  Subaccount                  2007 (a)   15,011,630 1.099 - 1.203 17,790,622          2.03      1.55 - 2.65      1.93 - 3.08
  (Commenced 5/3/2004)        2006 (a)   16,251,494 1.077 - 1.167 18,752,594          1.07      1.55 - 2.65      3.84 - 7.16
                              2005 (a)   11,962,805 1.015 - 1.089 12,930,564            --      1.55 - 2.65      0.30 - 4.76
                              2004 (a)    3,891,905 1.056 - 1.060  4,118,864            --      1.55 - 2.45      0.47 - 5.90
DWSII Global Thematic            2008     3,883,900 0.782 - 1.096  4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
  Subaccount                  2007 (a)    4,800,961 1.540 - 2.137  9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                              2006 (a)    4,292,759 1.493 - 2.050  8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                              2005 (a)    3,994,060 1.181 - 1.606  6,184,114            --      1.55 - 2.65     0.17 - 22.10
                              2004 (a)    2,458,063 1.122 - 1.332  3,188,600          0.44      1.55 - 2.65     2.57 - 18.68

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
DWSII Growth Allocation         2008     23,684,927 0.747 - 0.851  19,747,843          4.79      1.55 - 2.55 (36.21) - (35.53)
  Subaccount                 2007 (a)    25,317,988 1.171 - 1.320  32,899,643          1.93      1.55 - 2.55      2.90 - 3.94
  (Commenced 5/3/2004)       2006 (a)    25,739,407 1.138 - 1.270  32,311,493          0.78      1.55 - 2.65     9.66 - 10.92
                             2005 (a)    25,743,664 1.036 - 1.145  29,275,924            --      1.55 - 2.65    (0.09) - 8.13
                             2004 (a)     6,981,678 1.093 - 1.097   7,646,553            --      1.55 - 2.45      0.64 - 9.60
DWSII Moderate Allocation       2008     27,022,829 0.770 - 0.864  22,931,554          4.12      1.55 - 2.65 (32.21) - (31.43)
  Subaccount                 2007 (a)    27,563,873 1.135 - 1.260  34,197,210          2.25      1.55 - 2.65      2.36 - 3.45
  (Commenced 5/3/2004)       2006 (a)    28,801,929 1.108 - 1.218  34,683,906          0.88      1.55 - 2.65      4.15 - 9.24
                             2005 (a)    30,137,805 1.025 - 1.115  33,377,185            --      1.55 - 2.65    (0.18) - 6.65
                             2004 (a)     7,301,007 1.073 - 1.078   7,854,600            --      1.55 - 2.65      0.37 - 7.70
DWSII Technology Subaccount     2008      2,162,417 0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007 (a)     2,400,140 1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006 (a)     2,425,200 1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005 (a)     2,829,966 1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
                             2004 (a)     2,161,059 1.043 - 1.217   2,584,246            --      1.55 - 2.65   (1.07) - 13.62
Fidelity VIP Contrafund         2008    193,501,420 0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
  Subaccount                 2007 (a)   213,235,728 1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 (a)   217,238,460 1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 (a)   196,360,677 1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20
                             2004 (a)   136,587,982 1.002 - 1.488 169,704,264          0.18      0.60 - 2.65     1.71 - 16.00
Fidelity VIP Dynamic Capital    2008      2,474,553 0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
  Appreciation Subaccount    2007 (a)     3,119,214 1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006 (a)     3,947,554 1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                             2005 (a)     4,166,735 0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
                             2004 (a)     3,501,622 0.755 - 1.248   3,482,924            --      0.60 - 2.50   (6.02) - 16.29
Fidelity VIP Equity-Income      2008    115,661,779 0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
  Subaccount                 2007 (a)   132,444,044 1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 (a)   140,114,841 1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                             2005 (a)   148,557,889 1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
                             2004 (a)   156,599,060 1.098 - 2.866 402,318,265          1.55      0.30 - 1.90     8.18 - 10.84
Fidelity VIP High Income        2008     15,749,612 0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
  Subaccount                 2007 (a)    17,441,474 1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                             2006 (a)    19,961,947 1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                             2005 (a)    22,298,010 1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
                             2004 (a)    25,226,741 1.061 - 1.921  46,198,546          8.26      0.30 - 1.30      5.26 - 8.91
Fidelity VIP Mid Cap            2008    175,219,157 0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
  Subaccount                 2007 (a)   194,928,164 1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                             2006 (a)   202,604,640 1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                             2005 (a)   189,610,580 1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
                             2004 (a)   127,940,062 1.225 - 1.769 199,428,023            --      0.60 - 2.65     2.31 - 26.42
FTVIPT Mutual Shares            2008     47,564,032 0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
  Securities Subaccount      2007 (a)    57,502,398 1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                             2006 (a)    57,394,982 1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                             2005 (a)   127,598,458 1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
                             2004 (a)    76,979,701 1.137 - 1.403  95,426,122          0.74      0.60 - 2.65     0.37 - 12.03

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income           2008     27,781,181 0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  Securities Subaccount       2007 (a)    28,070,936 1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
  (Commenced 5/2/2005)        2006 (a)    20,579,714 1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                              2005 (a)     8,531,050 1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising           2008     21,627,695 0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Dividends Securities        2007 (a)    25,791,683 1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
  Subaccount                  2006 (a)    27,084,209 1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                              2005 (a)    25,720,494 1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
                              2004 (a)    18,351,724 1.072 - 1.331  23,734,364          0.55      1.45 - 2.65     0.40 - 12.39
FTVIPT Franklin                  2008     39,918,390 0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Small-Mid Cap Growth        2007 (a)    46,602,557 0.995 - 1.837  67,189,998            --      1.25 - 2.75      5.24 - 9.89
  Securities Subaccount       2006 (a)    51,461,967 0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                              2005 (a)    59,469,386 0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
                              2004 (a)    59,973,722 0.829 - 1.530  71,087,036            --      1.25 - 2.65     1.41 - 15.00
FTVIPT Templeton Developing      2008     14,310,331 1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Markets Securities          2007 (a)    49,160,016 1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
  Subaccount                  2006 (a)    50,749,927 1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                              2005 (a)    46,875,652 1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70
                              2004 (a)    22,941,675 1.230 - 2.046  39,756,394          1.73      0.60 - 2.65     3.04 - 28.81
FTVIPT Templeton Foreign         2008    111,025,532 0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
  Securities Subaccount       2007 (a)   128,820,623 1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 (a)   144,140,237 1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 (a)   143,497,805 1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
                              2004 (a)   102,046,794 1.063 - 1.641 127,886,637          1.03      0.60 - 2.65     0.52 - 20.94
FTVIPT Templeton Growth          2008     29,971,329 0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
  Securities Subaccount       2007 (a)    33,358,379 1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006 (a)    33,917,235 1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 (a)   174,829,031 1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
                              2004 (a)   142,568,120 1.121 - 3.547 393,146,569          1.25      0.60 - 2.65     1.43 - 16.13
Janus Aspen Forty Subaccount     2008      4,342,361 0.668 - 1.223   3,688,723          0.01      1.40 - 2.10 (45.47) - (45.06)
                              2007 (a)     5,436,346 1.219 - 2.239   8,101,336          0.18      1.40 - 2.10    33.80 - 34.79
                              2006 (a)     5,697,204 0.907 - 1.670   6,279,354          0.14      1.40 - 2.10      6.83 - 7.52
                              2005 (a)     6,023,200 0.845 - 1.560   6,384,605          0.01      1.40 - 2.10     7.09 - 11.07
                              2004 (a)     5,846,191 0.762 - 1.412   5,465,035          0.03      1.40 - 2.10    15.52 - 16.36
Janus Aspen Global Life          2008      4,863,385 0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
  Sciences Subaccount         2007 (a)     6,247,528 1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006 (a)     7,103,646 1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005 (a)     8,222,083 0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
                              2004 (a)     9,480,547 0.892 - 1.423   9,058,558            --      1.40 - 2.50   (0.52) - 12.67
Janus Aspen Global Technology    2008     12,535,710 0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
  Subaccount                  2007 (a)    15,556,567 0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006 (a)    16,742,310 0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005 (a)    18,659,741 0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
                              2004 (a)    23,034,602 0.340 - 1.750   9,236,032            --      1.40 - 2.50    (1.93) - 8.87

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen International       2008     45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
  Growth Subaccount          2007 (a)    46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                             2006 (a)    39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                             2005 (a)    30,624,812 0.858 - 2.108    30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
                             2004 (a)    32,041,920 0.662 - 1.634    23,231,843          0.83      1.25 - 2.50     9.22 - 17.24
Janus Aspen Mid Cap Growth      2008     28,579,786 0.354 - 1.262    13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
  Subaccount                 2007 (a)    32,312,340 0.643 - 2.299    27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                             2006 (a)    37,639,585 0.538 - 1.932    25,719,132            --      0.60 - 2.60     2.48 - 12.66
                             2005 (a)    44,168,328 0.484 - 1.744    26,603,760            --      0.60 - 2.60     0.14 - 17.92
                             2004 (a)    51,226,509 0.440 - 1.592    26,562,889            --      0.60 - 2.60     1.19 - 24.24
Janus Aspen Mid Cap Value       2008      1,549,198 1.387 - 1.443     2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
  Subaccount                 2007 (a)     1,802,779 1.964 - 2.030     3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                             2006 (a)     2,062,278 1.872 - 1.921     3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                             2005 (a)     2,101,134 1.661 - 1.693     3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
                             2004 (a)     2,226,127 1.542 - 1.560     3,457,854          3.30      1.40 - 2.10    15.33 - 16.16
Janus Aspen Worldwide Growth    2008      1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
  Subaccount                 2007 (a)    34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                             2006 (a)    39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                             2005 (a)    46,394,416 0.572 - 1.377    29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
                             2004 (a)    54,496,177 0.551 - 1.327    33,285,061          0.90      0.60 - 2.45    (4.19) - 3.93
LMPVET Aggressive Growth        2008    622,180,657 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                 2007 (a)   741,329,195 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                             2006 (a)   828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                             2005 (a)   882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
                             2004 (a)   851,032,222 0.862 - 1.498   888,608,001            --      0.60 - 2.65   (2.18) - 16.18
LMPVET Appreciation             2008    467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
  Subaccount                 2007 (a)   583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                             2006 (a)   591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                             2005 (a)   652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
                             2004 (a)   642,839,189 0.991 - 1.426   731,959,575          1.15      0.60 - 2.60   (0.24) - 10.14
LMPVET Capital and Income       2008    156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                 2007 (a)   193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                             2006 (a)   206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                             2005 (a)   211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
                             2004 (a)   144,954,703 0.997 - 1.296   210,747,637          1.09      1.30 - 2.70    (0.45) - 7.96
LMPVET Capital Subaccount       2008    115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                             2007 (a)   152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                             2006 (a)   183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                             2005 (a)   217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
                             2004 (a)   192,239,830 1.000 - 1.450   246,049,946          0.44      1.30 - 2.60     0.00 - 11.80
LMPVET Dividend Strategy        2008     57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                 2007 (a)    71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                             2006 (a)    81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                             2005 (a)    96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
                             2004 (a)   103,379,134 0.681 - 1.265    78,742,140          0.95      0.60 - 2.60    (1.93) - 8.43

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ------------- ------------- ------------- ------------- ---------------- -------------------
LMPVET Equity Index             2008      673,352,052 0.567 - 1.029   517,872,975          1.80      0.30 - 3.50 (39.54) - (37.71)
  Subaccount                 2007 (a)     931,047,864 0.930 - 1.676 1,139,332,798          1.56      0.30 - 3.50    (3.65) - 4.30
                             2006 (a)   1,247,256,223 0.908 - 1.627 1,480,164,547          1.53      0.60 - 3.60    11.34 - 14.44
                             2005 (a)   1,392,047,523 0.809 - 1.439 1,477,748,950          1.48      0.60 - 3.60    (0.78) - 8.80
                             2004 (a)   1,401,220,703 0.796 - 1.405 1,455,129,417          1.67      0.60 - 3.60     0.00 - 10.72
LMPVET Fundamental Value        2008      503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
  Subaccount                 2007 (a)     615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                             2006 (a)     579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                             2005 (a)     640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
                             2004 (a)     637,908,455 1.025 - 2.847   830,510,158          0.71      0.60 - 2.60    (0.64) - 8.83
LMPVET Global Equity            2008       42,841,696 0.697 - 1.089    37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                 2007 (a)      53,650,045 1.215 - 1.881    82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                             2006 (a)      59,433,754 1.185 - 1.816    89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                             2005 (a)      61,757,365 1.052 - 1.597    82,415,988          0.84      1.30 - 2.60     1.94 - 10.96
                             2004 (a)      37,526,371 1.026 - 1.519    49,385,893          0.74      1.30 - 2.60     1.43 - 10.41
LMPVET International All Cap    2008       83,125,785 0.519 - 1.132    65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount     2007 (a)      99,535,027 0.933 - 2.034   140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                             2006 (a)     117,587,244 0.891 - 1.946   158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                             2005 (a)     136,186,093 0.719 - 1.572   147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
                             2004 (a)     155,729,405 0.654 - 1.432   153,350,394          0.92      0.30 - 2.45    15.01 - 18.88
LMPVET Investors Subaccount     2008      180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                             2007 (a)     228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                             2006 (a)     101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                             2005 (a)     123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
                             2004 (a)     136,882,274 0.991 - 1.613   173,922,436          1.49      0.60 - 2.60     0.24 - 13.52
LMPVET Large Cap Growth         2008      150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
  Subaccount                 2007 (a)     188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                             2006 (a)     232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                             2005 (a)     278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
                             2004 (a)     302,315,440 0.905 - 1.504   360,716,769          0.37      0.60 - 2.60   (7.61) - 14.13
LMPVET Lifestyle                2008      101,668,320 0.892 - 1.179    98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
  Allocation 50% Subaccount  2007 (a)     127,276,506 1.252 - 1.642   171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                             2006 (a)     145,594,514 1.236 - 1.609   193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                             2005 (a)     169,628,482 1.164 - 1.505   212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
                             2004 (a)     184,451,456 1.157 - 1.485   229,463,199          2.39      1.17 - 1.90      5.57 - 6.38
LMPVET Lifestyle                2008       61,066,781 0.814 - 1.011    50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
  Allocation 70% Subaccount  2007 (a)      73,092,932 1.235 - 1.522    91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                             2006 (a)      87,069,481 1.209 - 1.483   106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                             2005 (a)     101,949,763 1.126 - 1.378   116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
                             2004 (a)     116,747,312 1.091 - 1.331   128,666,569          1.55      1.17 - 1.90      6.67 - 7.43
LMPVET Lifestyle                2008       38,462,858 0.765 - 0.992    30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
  Allocation 85% Subaccount  2007 (a)      45,631,090 1.246 - 1.604    58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                             2006 (a)      53,182,538 1.229 - 1.570    66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                             2005 (a)      64,153,803 1.144 - 1.451    74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
                             2004 (a)      73,636,696 1.100 - 1.384    81,889,331          0.39      1.17 - 1.90      8.48 - 9.32

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
LMPVET Mid Cap Core             2008     57,996,976 0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
  Subaccount                 2007 (a)    71,238,308 1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                             2006 (a)    84,470,972 1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                             2005 (a)    97,571,737 1.072 - 1.511 124,336,440          0.62      1.30 - 2.70     2.58 - 15.72
                             2004 (a)   100,417,266 1.020 - 1.427 120,018,518            --      1.30 - 2.60   (0.08) - 18.40
LMPVET Small Cap Growth         2008     59,867,011 0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
  Subaccount                 2007 (a)    71,547,703 1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                             2006 (a)    48,654,073 1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                             2005 (a)    53,101,252 0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
                             2004 (a)    50,970,970 0.953 - 1.758  66,339,119            --      0.60 - 2.60     1.39 - 28.84
LMPVET Social Awareness         2008     39,745,946 0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                 2007 (a)    44,597,635 0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                             2006 (a)    49,752,084 0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                             2005 (a)    55,905,779 0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
                             2004 (a)    60,036,181 0.807 - 2.637  82,447,163          0.76      0.30 - 2.50     0.00 - 13.60
LMPVIT Adjustable Rate          2008     21,578,202 0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Income Subaccount          2007 (a)    30,126,619 0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                             2006 (a)    35,144,629 0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                             2005 (a)    39,587,779 0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
                             2004 (a)    27,818,230 0.982 - 1.007  27,573,973          2.22      0.80 - 2.60    (1.41) - 0.50
LMPVIT Diversified Strategic    2008     31,595,735 0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Income Subaccount          2007 (a)    41,508,754 1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                             2006 (a)    50,158,783 1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                             2005 (a)    60,220,905 1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
                             2004 (a)    65,775,796 1.097 - 1.364  82,450,611          5.01      1.30 - 2.60      2.90 - 8.07
LMPVIT Global High Yield        2008     11,006,706 0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Bond Subaccount            2007 (a)    13,236,960 1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                             2006 (a)    14,752,622 1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                             2005 (a)    15,852,482 1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89
                             2004 (a)    14,638,846 1.102 - 1.497  20,240,269          6.66      1.40 - 2.60      1.47 - 9.51
LMPVIT High Income              2008    123,565,072 0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
  Subaccount                 2007 (a)   159,566,246 1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                             2006 (a)   184,544,851 1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                             2005 (a)   209,633,796 1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
                             2004 (a)   215,261,542 1.051 - 1.675 267,542,578          8.75      0.30 - 2.60     0.08 - 10.72
LMPVIT Money Market             2008    300,953,532 1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
  Subaccount                 2007 (a)   206,176,952 1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                             2006 (a)   206,111,427 0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                             2005 (a)   224,635,730 0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
                             2004 (a)   245,621,314 0.965 - 1.308 263,307,488          0.87      0.30 - 2.60    (1.73) - 0.40
LMPVIT Strategic Bond           2008     29,886,687 0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
  Subaccount                 2007 (a)    36,686,427 1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                             2006 (a)    39,934,855 1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                             2005 (a)    40,623,641 0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
                             2004 (a)    35,479,731 1.053 - 1.443  44,946,341          4.99      1.40 - 2.60      0.38 - 5.17

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST American Funds Balanced
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        460,585 0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        361,073 0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds
  Moderate Allocation
  Subaccount
  (Commenced 4/28/2008)         2008        127,658 0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth        2008    15,925,617 0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  and Income Subaccount      2007 (a)   18,277,607 1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
  (Commenced 5/1/2006)       2006 (a)   21,299,043 1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2008     55,599,982 0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  Subaccount                 2007 (a)    63,143,456 1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
  (Commenced 5/1/2006)       2006 (a)    45,095,489 1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2008     71,441,239 0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  Core Subaccount            2007 (a)    85,113,395 0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
  (Commenced 5/1/2006)       2006 (a)   101,594,807 0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real        2008    105,420,478 0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  Estate Subaccount          2007 (a)   124,374,407 1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
  (Commenced 11/14/2005)     2006 (a)   139,168,963 1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                             2005 (a)       306,793 1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40
MIST Dreman Small Cap Value     2008     11,190,143 0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  Subaccount                 2007 (a)    10,129,896 1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
  (Commenced 5/1/2006)       2006 (a)     6,819,826 1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2008     73,645,655 0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  International Subaccount   2007 (a)    89,021,152 1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
  (Commenced 5/1/2006)       2006 (a)    97,474,617 1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount     2008    184,741,781 0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
  Subaccount                 2007 (a)   191,666,259 0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
  (Commenced 5/1/2006)       2006 (a)   214,476,771 0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap
  Subaccount                    2008     69,717,278 0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
  (Commenced 4/30/2007)      2007 (a)     5,965,059 1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners
  Aggressive Growth
  Subaccount
  (Commenced 4/28/2008)         2008        103,980 0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Partners        2008     52,545,400 0.873 - 5.046 145,959,043          3.42      0.30 - 2.60 (27.17) - (25.42)
  Managed Assets Subaccount  2007 (a)    62,904,250 1.197 - 6.834 232,780,852          2.47      0.30 - 2.60    (0.32) - 6.01
  (Commenced 5/1/2006)       2006 (a)    74,325,836 1.154 - 6.508 257,881,560            --      0.30 - 2.60      4.94 - 8.91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity    2008      9,703,866 0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  Subaccount                 2007 (a)     8,033,958 0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
  (Commenced 11/14/2005)     2006 (a)     8,080,451 1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                             2005 (a)     3,024,819 1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global
  Markets Subaccount            2008     46,805,268 1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)      2007 (a)    52,358,564 1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond           2008     50,357,034 0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  Debenture Subaccount       2007 (a)    60,470,520 1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
  (Commenced 5/1/2006)       2006 (a)    63,399,577 1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and     2008    200,939,476 0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  Income Subaccount          2007 (a)   239,539,828 1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
  (Commenced 11/14/2005)     2006 (a)   191,555,885 1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                             2005 (a)       492,132 1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap        2008     80,119,831 0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  Value Subaccount           2007 (a)    94,328,307 1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
  (Commenced 11/14/2005)     2006 (a)     4,978,445 1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                             2005 (a)       748,298 1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Capital            2008     67,365,663 0.411 - 0.949  53,921,804          1.99      0.30 - 2.75 (44.24) - (42.77)
  Appreciation Subaccount    2007 (a)    79,038,320 0.728 - 1.680 111,796,001          0.08      0.30 - 2.75   (1.31) - 11.20
  (Commenced 5/1/2006)       2006 (a)    80,584,904 0.661 - 1.528 102,956,734          0.17      0.60 - 2.75   (1.95) - (0.58)
MIST Met/AIM Small Cap          2008      6,688,902 0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  Growth Subaccount          2007 (a)     4,965,688 1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
  (Commenced 5/1/2006)       2006 (a)     3,177,286 1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Met/Franklin Mutual
  Shares Subaccount
  (Commenced 4/28/2008)         2008        386,422 0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST MFS Emerging Markets
  Equity Subaccount             2008     49,186,008 0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)      2007 (a)    22,838,831 2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research               2008     65,026,844 0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  International Subaccount   2007 (a)    57,544,188 1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
  (Commenced 11/14/2005)     2006 (a)     5,651,436 1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                             2005 (a)       322,712 1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital        2008    458,261,491 0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  Appreciation Subaccount    2007 (a)    26,945,381 1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
  (Commenced 5/1/2006)       2006 (a)    25,498,695 1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation            2008     84,875,080 0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  Protected Bond Subaccount  2007 (a)    73,914,152 1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
  (Commenced 11/14/2005)     2006 (a)     4,512,924 0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                             2005 (a)     1,391,214 0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
MIST PIMCO Total Return          2008     20,657,165 1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  Subaccount                  2007 (a)    17,237,540 1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
  (Commenced 11/14/2005)      2006 (a)    15,842,977 1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005 (a)     3,430,988 1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount     2008     16,387,552 0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
  (Commenced 5/1/2006)        2007 (a)    18,642,832 1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006 (a)    21,298,211 0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income    2008    132,562,461 0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  Subaccount                  2007 (a)   137,915,159 1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
  (Commenced 5/1/2006)        2006 (a)   139,920,997 1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST SSgA Growth and Income      2008    130,577,256         0.840 109,653,164          1.90             1.25           (25.99)
  ETF Subaccount              2007 (a)   147,441,601         1.135 167,304,437            --             1.25             4.13
  (Commenced 11/14/2005)      2006 (a)   158,709,583         1.090 173,013,019          1.47             1.25             9.00
                              2005 (a)            --            --          --            --               --               --
MIST SSgA Growth ETF             2008    161,274,026         0.766 123,461,622          1.56             1.25           (33.74)
  Subaccount                  2007 (a)   175,301,265         1.156 202,730,917            --             1.25             4.24
  (Commenced 11/14/2005)      2006 (a)   181,206,750         1.109 200,905,447          1.09             1.25            10.90
                              2005 (a)            --            --          --            --               --               --
MIST T. Rowe Price Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      1,198,311 0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap      2008    150,325,118 0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  Value Subaccount            2007 (a)   177,121,221 0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
  (Commenced 5/1/2006)        2006 (a)    63,225,110 1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      2,586,292 0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Mid Cap          2008     16,241,619 0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  Growth Subaccount           2007 (a)     3,986,582 1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
  (Commenced 11/14/2005)      2006 (a)     4,406,247 1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                              2005 (a)       736,746 1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
MIST Van Kampen Comstock         2008        938,859 0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  Portfolio Subaccount        2007 (a)     1,286,953 1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
  (Commenced 11/14/2005)      2006 (a)     1,279,856 1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                              2005 (a)       104,387 1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
Morgan Stanley Capital           2008        938,169 0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
  Opportunities Subaccount    2007 (a)     1,543,165 1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                              2006 (a)     1,027,015 1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                              2005 (a)     1,016,022 1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
                              2004 (a)       851,337 1.082 - 1.179     991,241          0.44      1.60 - 2.60     0.60 - 20.98

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
Morgan Stanley Dividend         2008      2,424,014 0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
  Growth Subaccount          2007 (a)     2,901,396 1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                             2006 (a)     3,107,296 1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                             2005 (a)     3,176,334 1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
                             2004 (a)     2,396,603 1.153 - 1.166   2,774,412          1.85      1.60 - 2.50      5.36 - 8.81
Morgan Stanley S&P 500 Index    2008      6,631,301 0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
  Subaccount                 2007 (a)     6,967,206 1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                             2006 (a)     7,539,294 1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                             2005 (a)     8,719,992 1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44
                             2004 (a)     7,702,145 1.069 - 1.187   9,098,526          0.75      1.60 - 2.60      1.61 - 8.50
MSF BlackRock Aggressive        2008    154,809,818 0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  Growth Subaccount          2007 (a)   185,128,306 0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
  (Commenced 5/1/2006)       2006 (a)   221,481,261 0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2008    265,533,848 0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  Subaccount                 2007 (a)   316,222,898 1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
  (Commenced 5/1/2006)       2006 (a)   358,237,572 1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified
  Subaccount                    2008     68,632,597 0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)      2007 (a)    72,810,413 1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap
  Value Subaccount
  (Commenced 4/28/2008)         2008     18,738,894 0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large
  Cap Growth Subaccount
  (Commenced 4/28/2008)         2008          8,268         2.335      19,311            --             0.30           (34.82)
MSF BlackRock Money Market      2008    380,710,006 1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  Subaccount                 2007 (a)   296,236,103 1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
  (Commenced 5/1/2006)       2006 (a)   226,079,051 0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Capital Guardian            2008     31,976,246 0.424 - 1.260  25,981,760          1.23      0.30 - 2.60 (41.75) - (40.43)
  U.S. Equity Subaccount     2007 (a)    37,240,803 0.723 - 2.133  53,369,708          0.41      0.30 - 2.60   (6.69) - (1.25)
  (Commenced 5/1/2006)       2006 (a)    28,891,547 0.737 - 2.160  51,066,458            --      1.17 - 2.60      2.10 - 4.04
MSF Davis Venture Value
  Subaccount
  (Commenced 4/28/2008)         2008     50,458,028 0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Large Cap Subaccount     2008    269,094,161 0.444 - 0.898 173,931,744            --      0.30 - 2.65 (46.27) - (45.00)
  (Commenced 5/1/2006)       2007 (a)   317,247,941 0.818 - 1.650 376,455,823          0.17      0.30 - 2.65      1.22 - 3.64
                             2006 (a)   392,883,001 0.799 - 1.610 454,441,857            --      0.30 - 2.65      0.49 - 2.27
MSF FI Value Leaders            2008    105,348,325 0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
  Subaccount                 2007 (a)   122,428,834 1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
  (Commenced 5/1/2006)       2006 (a)   144,737,748 1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth
  Subaccount
  (Commenced 4/28/2008)         2008    110,066,602 0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ------------- ------------- ---------------- -------------------
MSF Lehman Brothers Aggregate
  Bond Index Subaccount          2008     71,329,220 1.139 - 2.158   135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)      2007 (a)    85,048,945 1.090 - 2.062   154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF MetLife Aggressive           2008     65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  Allocation Subaccount       2007 (a)    68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  (Commenced 11/14/2005)      2006 (a)     8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative         2008     26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  Allocation Subaccount       2007 (a)    15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  (Commenced 11/14/2005)      2006 (a)     6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative to      2008     89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Moderate Allocation         2007 (a)    93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  Subaccount                  2006 (a)    10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Mid Cap Stock        2008      6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  Index Subaccount            2007 (a)     5,333,803         1.069     5,703,436          0.72             1.25             6.37
  (Commenced 5/1/2006)        2006 (a)     2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate             2008    448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  Allocation Subaccount       2007 (a)   479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  (Commenced 11/14/2005)      2006 (a)    42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Moderate to          2008    401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Aggressive Allocation       2007 (a)   442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  Subaccount                  2006 (a)    41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Stock Index          2008    491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  Subaccount                  2007 (a)   531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
  (Commenced 5/1/2006)        2006 (a)     3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return             2008    485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  Subaccount                  2007 (a)   592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
  (Commenced 5/1/2006)        2006 (a)   660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount         2008     62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
  (Commenced 5/1/2006)        2007 (a)    61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006 (a)    58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE          2008     52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  Index Subaccount            2007 (a)    61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
  (Commenced 5/1/2006)        2006 (a)        73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman
  Mid Cap Value Subaccount       2008     15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)       2007 (a)    18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Oppenheimer Global            2008    448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  Equity Subaccount            2007 (a)   494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
  (Commenced 5/1/2006)         2006 (a)   522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index
  Subaccount                      2008     54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007 (a)    60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap       2008     59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  Growth Subaccount            2007 (a)    64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
  (Commenced 5/1/2006)         2006 (a)    72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap
  Growth Subaccount
  (Commenced 4/28/2008)           2008     91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management
  Strategic Bond Opportunities    2008      4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007 (a)     4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006 (a)     5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management      2008    165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  U.S. Government Subaccount   2007 (a)    85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  (Commenced 11/14/2005)       2006 (a)    93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
                               2005 (a)            --            --          --            --               --               --
PIMCO VIT Total Return            2008    300,389,375 1.085 - 1.479 380,022,223          4.48      0.30 - 2.70      1.97 - 4.48
  Subaccount                   2007 (a)   338,608,781 1.064 - 1.420 416,057,057          4.80      0.30 - 2.70      5.80 - 8.50
                               2006 (a)   375,951,261 1.005 - 1.313 433,616,277          4.41      0.60 - 2.70      0.48 - 3.22
                               2005 (a)   406,619,404 0.994 - 1.272 461,069,705          3.44      0.60 - 2.70    (1.41) - 1.85
                               2004 (a)   349,344,992 1.011 - 1.249 399,308,340          1.89      0.60 - 2.65    (0.29) - 7.35
Pioneer VCT Bond Subaccount       2008     22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  (Commenced 2/14/2005)        2007 (a)    19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
                               2006 (a)            --            --          --            --               --               --
                               2005 (a)            --            --          --            --               --               --
Pioneer VCT Cullen Value          2008     14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  Subaccount                   2007 (a)    15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
  (Commenced 2/14/2005)        2006 (a)    11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005 (a)     3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets      2008      8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
  Subaccount                   2007 (a)     9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006 (a)     8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005 (a)     7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
                               2004 (a)     4,386,797 1.294 - 1.767   7,497,721          0.69      1.45 - 2.65     0.00 - 28.02
Pioneer VCT Equity Income         2008     18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
  Subaccount                   2007 (a)    22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006 (a)    21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005 (a)    19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08
                               2004 (a)    14,251,372 1.125 - 1.377  19,226,756          2.49      1.50 - 2.50   (0.18) - 15.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount        2008     29,416,956 0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                                2007 (a)    35,397,790 1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                                2006 (a)    26,477,150 1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                                2005 (a)    25,896,466 1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
                                2004 (a)    23,025,979 1.040 - 1.327  29,208,142          1.07      1.45 - 2.65     0.74 - 13.11
Pioneer VCT Global High Yield      2008     12,980,841 0.683 - 0.748   9,492,903         11.22      1.50 - 2.75 (36.11) - (35.27)
  Subaccount                    2007 (a)    13,165,119 1.065 - 1.156  14,980,645          8.06      1.50 - 2.90    (4.31) - 0.52
  (Commenced 2/14/2005)         2006 (a)     9,512,270 1.075 - 1.149  10,822,829          7.31      1.55 - 2.75     0.18 - 10.28
                                2005 (a)     2,819,278 1.032 - 1.045   2,929,367          4.98      1.55 - 2.75    (0.48) - 5.80
Pioneer VCT High Yield             2008     31,465,476 0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
  Subaccount                    2007 (a)    32,302,590 1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                                2006 (a)    37,727,733 1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                                2005 (a)    35,815,878 1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
                                2004 (a)    42,761,712 1.075 - 1.223  51,717,595          5.09      1.50 - 2.65      0.80 - 7.70
Pioneer VCT Ibbotson               2008     10,809,658 0.724 - 0.750   7,970,490          1.65      1.55 - 2.55 (41.31) - (40.76)
  Aggressive Allocation         2007 (a)    10,091,154 1.233 - 1.266  12,624,697          1.22      1.55 - 2.55    (6.65) - 3.60
  Subaccount                    2006 (a)     8,698,247 1.202 - 1.222  10,550,244          0.25      1.55 - 2.65     4.76 - 14.99
  (Commenced 2/14/2005)         2005 (a)     2,745,386 1.077 - 1.086   2,967,717            --      1.55 - 2.65   (1.10) - 10.94
Pioneer VCT Ibbotson Growth        2008    241,041,098 0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  Allocation Subaccount         2007 (a)   211,130,637 1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
  (Commenced 2/14/2005)         2006 (a)   126,729,579 1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                                2005 (a)    12,369,174 1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate      2008    131,739,676 0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  Allocation Subaccount         2007 (a)   128,084,206 1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
  (Commenced 2/14/2005)         2006 (a)    86,309,793 1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                                2005 (a)    19,042,427 1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Independence           2008      5,103,410 0.568 - 0.700   3,440,288          0.03      1.50 - 2.60 (50.29) - (49.76)
  Subaccount                    2007 (a)     5,940,423 1.139 - 1.394   8,014,415            --      1.50 - 2.60      0.44 - 5.86
                                2006 (a)     5,709,042 1.085 - 1.318   7,317,030            --      1.50 - 2.60     1.57 - 12.32
                                2005 (a)     5,637,980 1.023 - 1.228   6,802,184          0.64      1.50 - 2.60    (1.59) - 6.82
                                2004 (a)     6,121,864 1.068 - 1.208   7,342,224            --      1.50 - 2.50     1.42 - 11.54
Pioneer VCT International Value    2008      5,845,092 0.798 - 1.240   6,690,416          1.31      1.50 - 2.75 (46.63) - (45.96)
  Subaccount                    2007 (a)     7,549,358 1.489 - 2.296  16,246,934          0.31      1.50 - 2.75   (3.79) - 11.56
                                2006 (a)     6,619,383 1.346 - 2.059  12,966,068          0.26      1.50 - 2.75     0.63 - 20.77
                                2005 (a)     3,473,505 1.309 - 1.706   5,724,820          0.06      1.50 - 2.75     5.82 - 19.98
                                2004 (a)     2,805,199 1.173 - 1.504   4,132,715          0.40      1.50 - 2.50     0.17 - 19.77
Pioneer VCT Mid Cap Value          2008     36,082,317 0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
  Subaccount                    2007 (a)    42,880,338 1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006 (a)    41,251,442 1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                                2005 (a)    39,157,194 1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
                                2004 (a)    20,832,148 1.143 - 1.587  30,972,518          0.26      1.50 - 2.65     0.70 - 19.86
Pioneer VCT Oak Ridge Large        2008     10,652,290 0.699 - 0.765   7,969,870          0.40      1.50 - 2.75 (40.02) - (39.29)
  Cap Growth Subaccount         2007 (a)    11,879,818 1.160 - 1.260  14,694,257          0.19      1.50 - 2.75      4.75 - 6.51
  (Commenced 2/14/2004)         2006 (a)    12,028,528 1.098 - 1.183  14,031,562          0.03      1.50 - 2.75    (1.18) - 7.27
                                2005 (a)     9,160,503 1.124 - 1.169  10,604,369          0.14      1.45 - 2.75   (2.46) - 12.79
                                2004 (a)     3,923,455 1.070 - 1.096   4,283,996            --      1.50 - 2.65   (0.09) - 14.76

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Real Estate Shares     2008      8,720,284 0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
  Subaccount                    2007 (a)     9,621,836 1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006 (a)    10,809,247 1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                                2005 (a)     9,531,565 1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
                                2004 (a)     6,823,187 1.310 - 1.681  11,290,862          3.90      1.50 - 2.65     0.92 - 41.52
Pioneer VCT Small Cap Value        2008      8,695,044 0.688 - 1.095   8,802,174          0.24      1.50 - 2.60 (39.70) - (39.03)
  Subaccount                    2007 (a)    10,181,404 1.132 - 1.797  17,063,039          0.50      1.50 - 2.60   (9.58) - (3.08)
                                2006 (a)    10,492,442 1.378 - 1.966  19,483,837            --      1.50 - 2.60     0.43 - 12.44
                                2005 (a)     8,763,526 1.248 - 1.749  14,735,431            --      1.50 - 2.60     2.97 - 18.16
                                2004 (a)     6,167,375 1.156 - 1.599   9,682,666            --      1.50 - 2.65     1.89 - 20.23
Pioneer VCT Strategic Income       2008     38,530,302 0.911 - 1.131  41,658,667          6.75      1.50 - 2.75 (14.14) - (13.05)
  Subaccount                    2007 (a)    40,619,893 1.060 - 1.301  50,944,415          5.15      1.50 - 2.90      0.31 - 4.55
                                2006 (a)    38,783,488 1.026 - 1.245  46,959,857          5.17      1.50 - 2.75      1.38 - 4.68
                                2005 (a)    33,568,744 1.060 - 1.193  39,213,102          5.58      1.45 - 2.75    (0.99) - 1.79
                                2004 (a)    21,463,060 1.095 - 1.181  25,025,629          5.67      1.45 - 2.65      0.18 - 9.69
UIF Capital Growth Subaccount      2008     10,817,955 0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007 (a)    13,918,589 0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006 (a)    15,038,110 0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                                2005 (a)    16,859,446 0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
                                2004 (a)    17,341,902 0.631 - 1.333  14,134,741          0.18      1.40 - 2.50     1.35 - 11.15
UIF Core Plus Fixed Income         2008     15,621,118 0.910 - 0.990  14,900,395          4.66      1.50 - 2.60 (12.78) - (11.82)
  Subaccount                    2007 (a)    19,274,662 1.041 - 1.123  20,969,477          3.60      1.50 - 2.60      2.56 - 3.69
                                2006 (a)    17,972,326 1.016 - 1.083  18,975,642          4.04      1.50 - 2.60      0.86 - 1.99
                                2005 (a)    16,776,773 1.003 - 1.062  17,461,045          3.55      1.50 - 2.60    (0.28) - 2.41
                                2004 (a)    11,115,589 1.013 - 1.037  11,381,984          3.75      1.50 - 2.60      0.10 - 2.57
UIF Equity and Income              2008    124,047,368 1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
  Subaccount                    2007 (a)   155,243,293 1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                2006 (a)   159,327,387 1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                                2005 (a)   166,193,665 1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
                                2004 (a)    87,792,563 1.267 - 1.272 110,766,652            --      1.65 - 1.90     2.06 - 10.91
UIF Small Company Growth           2008      3,860,379 0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
  Subaccount                    2007 (a)     4,724,867 1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                                2006 (a)     5,465,764 1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                                2005 (a)     5,750,508 1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11
                                2004 (a)     4,137,048 1.131 - 1.594   6,154,485            --      1.50 - 2.60     2.17 - 27.27
UIF U.S. Real Estate Securities    2008     21,716,459 0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
  Subaccount                    2007 (a)    25,452,950 1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006 (a)    26,061,240 1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005 (a)    27,328,651 1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
                                2004 (a)    13,934,853 1.309 - 2.181  26,875,291          1.58      1.40 - 2.60     7.21 - 34.50
UIF Value Subaccount               2008     11,197,020 0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007 (a)    14,734,499 1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006 (a)    18,091,492 1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005 (a)    22,434,091 1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
                                2004 (a)    23,903,739 1.136 - 1.593  31,003,623          0.99      1.40 - 2.60     5.19 - 16.19

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital       2008     17,441,725 0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
  Growth Subaccount       2007 (a)   157,200,754 0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                          2006 (a)   183,574,207 0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                          2005 (a)   214,518,774 0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
                          2004 (a)   235,525,120 0.456 - 1.315 150,558,043            --      0.60 - 2.60     1.04 - 16.42
Van Kampen LIT Comstock      2008    244,672,372 0.695 - 1.086 220,992,144          2.38      0.30 - 2.75 (37.52) - (36.01)
  Subaccount              2007 (a)   299,713,541 1.109 - 1.719 429,298,605          1.62      0.30 - 2.75   (8.79) - (2.91)
                          2006 (a)   332,916,527 1.163 - 1.792 497,108,605          1.28      0.60 - 2.75    10.88 - 15.33
                          2005 (a)   347,963,953 1.027 - 1.572 456,680,219          0.90      0.60 - 2.75      0.19 - 6.94
                          2004 (a)   287,561,116 1.068 - 1.538 370,232,969          0.72      0.60 - 2.65     0.27 - 16.77
Van Kampen LIT Enterprise    2008      9,871,551 0.453 - 0.888   5,941,119          0.91      0.30 - 2.60 (44.50) - (43.24)
  Subaccount              2007 (a)    12,652,616 0.808 - 1.589  13,427,881          0.28      0.30 - 2.60     0.00 - 11.73
                          2006 (a)    15,126,931 0.730 - 1.439  14,453,109          0.32      0.60 - 2.60      4.04 - 6.11
                          2005 (a)    18,994,736 0.694 - 1.372  16,897,447          0.61      0.60 - 2.60      4.18 - 9.42
                          2004 (a)    22,619,169 0.653 - 1.295  18,450,844          0.28      0.60 - 2.60    (0.43) - 8.37
Van Kampen LIT Government    2008     30,065,152 1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
  Subaccount              2007 (a)    36,097,912 1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                          2006 (a)    36,311,329 1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                          2005 (a)    41,540,131 0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
                          2004 (a)    45,375,599 0.990 - 1.305  52,327,505          4.72      1.40 - 2.60      0.10 - 2.68
Van Kampen LIT Growth and    2008    135,745,590 0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
  Income Subaccount       2007 (a)   171,568,422 1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                          2006 (a)   191,394,053 1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                          2005 (a)   201,641,201 1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
                          2004 (a)   191,388,672 1.111 - 1.505 235,434,547          0.75      1.40 - 2.60     2.68 - 14.90
Wells Fargo VT Advantage     2008      2,939,820 0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
  Small/Mid Cap Value     2007 (a)     3,380,492 1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
  Subaccount              2006 (a)     4,426,775 1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                          2005 (a)     5,387,691 1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83
                          2004 (a)     6,537,623 1.146 - 1.687   8,455,786            --      0.60 - 1.85    14.63 - 16.02

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

(a) See Footnote 1 -- Organization.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             ALGER AMERICAN CAPITAL    ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES               APPRECIATION                  TECHNOLOGY
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                  ------------------------- -------------------------- ---------------------------
                                       2008      2007 (A)         2008      2007 (A)         2008       2007 (A)
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units beginning of year           2,469,440    2,609,332     3,117,230    2,554,978     2,675,537     2,190,516
Units issued and transferred
  from other funding options        541,084      385,326       689,733    1,052,171       859,219     1,046,434
Units redeemed and transferred to
  other funding options            (890,479)    (525,218)   (1,080,608)    (489,919)   (1,567,252)     (561,413)
Annuity units                            --           --            --           --            --            --
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units end of year                 2,120,045    2,469,440     2,726,355    3,117,230     1,967,504     2,675,537
                                  ============ ============ ============= ============ ============= =============

                                               AMERICAN FUNDS    CREDIT SUISSE TRUST GLOBAL
                                                GROWTH-INCOME                     SMALL CAP    DELAWARE VIP SMALL CAP VALUE
                                                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ----------------------------- -------------------------------
                                          2008        2007 (A)        2008          2007 (A)         2008           2007 (A)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units beginning of year            401,435,769    448,353,025    1,064,670        1,231,928    16,388,529        18,944,541
Units issued and transferred
  from other funding options        41,474,159     31,754,113       76,977           85,030     1,815,244         4,200,193
Units redeemed and transferred to
  other funding options           (101,022,978)   (78,656,693)    (146,131)        (252,288)   (4,826,301)       (6,756,104)
Annuity units                          (12,256)       (14,676)          --               --          (101)             (101)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units end of year                  341,874,694    401,435,769      995,516        1,064,670    13,377,371        16,388,529
                                  =============== ============== ============ ================ ============= =================

                                                             DWSII DREMAN SMALL MID CAP    DWSII GOVERNMENT & AGENCY
                                         DWSI HEALTH CARE                         VALUE                   SECURITIES
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------- ----------------------------- ----------------------------
                                        2008      2007 (A)         2008         2007 (A)         2008        2007 (A)
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units beginning of year            3,781,290    4,014,878     9,139,529      10,404,529     4,467,580      4,873,458
Units issued and transferred
  from other funding options         678,397      505,107       639,967         525,018     7,363,635      8,640,682
Units redeemed and transferred to
  other funding options           (1,220,482)    (738,695)   (2,079,790)     (1,790,018)   (4,803,900)    (9,046,560)
Annuity units                             --           --            --              --            --             --
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units end of year                  3,239,205    3,781,290     7,699,706       9,139,529     7,027,315      4,467,580
                                  ============= ============ ============= =============== ============= ==============

                                  DWSII MODERATE ALLOCATION          DWSII TECHNOLOGY       FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------- ------------------------- -----------------------------
                                        2008        2007 (A)        2008      2007 (A)          2008        2007 (A)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units beginning of year           27,563,873     28,801,929    2,400,140    2,425,200    213,235,728    217,238,460
Units issued and transferred
  from other funding options       6,303,407      1,582,569      480,518      819,123     36,595,783     40,251,097
Units redeemed and transferred to
  other funding options           (6,844,451)    (2,820,625)    (718,241)    (844,183)   (56,298,109)   (44,229,558)
Annuity units                             --             --           --           --        (31,982)       (24,271)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units end of year                 27,022,829     27,563,873    2,162,417    2,400,140    193,501,420    213,235,728
                                  ============= ============== ============ ============ ============== ==============

                                                  AMERICAN FUNDS
AMERICAN FUNDS                                      GLOBAL SMALL
          BOND    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION         AMERICAN FUNDS GROWTH
    SUBACCOUNT                      SUBACCOUNT        SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- ----------------- -----------------------------
       2008 (B)          2008          2007 (A)          2008 (B)          2008        2007 (A)
----------------- -------------- ---------------- ----------------- -------------- --------------
            --    169,495,269      173,618,310                --    404,396,586    450,065,711
     2,558,253     27,500,148       27,064,070           714,915     55,163,107     40,596,736
      (850,494)   (48,671,724)     (31,165,024)          (76,282)   (99,925,785)   (86,237,420)
            --         (7,941)         (22,087)               --        (18,708)       (28,441)
----------------- -------------- ---------------- ----------------- -------------- --------------
     1,707,759    148,315,752      169,495,269           638,633    359,615,200    404,396,586
================= ============== ================ ================= ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH         DWSI CAPITAL GROWTH    DWSI GLOBAL OPPORTUNITIES
                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
------------------------------- --------------------------- ----------------------------
   2008              2007 (A)         2008       2007 (A)        2008         2007 (A)
---------- -------------------- ------------- ------------- ------------ ---------------
598,700              656,269    12,449,333    13,752,175    3,436,720       3,546,894
 68,939               17,117       936,204     1,050,625      566,703         462,716
(84,897)             (74,686)   (3,207,802)   (2,353,467)    (911,317)       (572,890)
     --                   --            --            --           --              --
---------- -------------------- ------------- ------------- ------------ ---------------
582,742              598,700    10,177,735    12,449,333    3,092,106       3,436,720
========== ==================== ============= ============= ============ ===============

DWSII CONSERVATIVE ALLOCATION       DWSII GLOBAL THEMATIC     DWSII GROWTH ALLOCATION
                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
-------------------------------- --------------------------- ---------------------------
      2008            2007 (A)         2008       2007 (A)         2008       2007 (A)
------------- ------------------ ------------- ------------- ------------- -------------
15,011,630         16,251,494     4,800,961     4,292,759    25,317,988    25,739,407
 2,507,482          1,393,074       657,302     1,512,889     1,939,329     1,698,577
(3,369,431)        (2,632,938)   (1,574,363)   (1,004,687)   (3,572,390)   (2,119,996)
        --                 --            --            --            --            --
------------- ------------------ ------------- ------------- ------------- -------------
14,149,681         15,011,630     3,883,900     4,800,961    23,684,927    25,317,988
============= ================== ============= ============= ============= =============

FIDELITY VIP DYNAMIC CAPITAL
                APPRECIATION    FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME
                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
------------------------------- ----------------------------- ---------------------------
      2008           2007 (A)          2008        2007 (A)         2008       2007 (A)
------------- ----------------- -------------- -------------- ------------- -------------
 3,119,214         3,947,554    132,444,044    140,114,841    17,441,474    19,961,947
   358,076           378,362     14,287,668     16,880,500     1,333,806     2,713,228
(1,002,737)       (1,206,702)   (31,033,691)   (24,531,132)   (3,024,276)   (5,232,175)
        --                --        (36,242)       (20,165)       (1,392)       (1,526)
------------- ----------------- -------------- -------------- ------------- -------------
 2,474,553         3,119,214    115,661,779    132,444,044    15,749,612    17,441,474
============= ================= ============== ============== ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                     FTVIPT MUTUAL SHARES      FTVIPT FRANKLIN INCOME
                                        FIDELITY VIP MID CAP                   SECURITIES                  SECURITIES
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year           194,928,164    202,604,640     57,502,398    57,394,982    28,070,936    20,579,714
Units issued and transferred
  from other funding options       31,773,133     37,812,188      7,986,329     9,672,317     9,072,671    11,332,155
Units redeemed and transferred to
  other funding options           (51,443,862)   (45,476,220)   (17,924,695)   (9,564,901)   (9,281,977)   (3,764,854)
Annuity units                         (38,278)       (12,444)            --            --       (80,449)      (76,079)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                 175,219,157    194,928,164     47,564,032    57,502,398    27,781,181    28,070,936
                                  ============== ============== ============== ============= ============= =============

                                    FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                                  SECURITIES                  SECURITIES          JANUS ASPEN FORTY
                                                  SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                  ----------------------------- --------------------------- --------------------------
                                         2008        2007 (A)         2008       2007 (A)         2008      2007 (A)
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units beginning of year           128,820,623    144,140,237    33,358,379    33,917,235     5,436,346    5,697,204
Units issued and transferred
  from other funding options       17,912,651     17,477,400     5,079,727     5,512,430       938,793      730,108
Units redeemed and transferred to
  other funding options           (35,702,746)   (32,782,956)   (8,457,755)   (6,071,286)   (2,032,778)    (990,966)
Annuity units                          (4,996)       (14,058)       (9,022)           --            --           --
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units end of year                 111,025,532    128,820,623    29,971,329    33,358,379     4,342,361    5,436,346
                                  ============== ============== ============= ============= ============= ============

                                  JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE    JANUS ASPEN WORLDWIDE GROWTH
                                                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ---------------------------- -------------------------------
                                        2008         2007 (A)        2008         2007 (A)          2008          2007 (A)
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units beginning of year           32,312,340      37,639,585    1,802,779       2,062,278     34,679,126       39,895,818
Units issued and transferred
  from other funding options       4,042,163       3,062,177      390,994         166,148      1,406,803        5,294,459
Units redeemed and transferred to
  other funding options           (7,774,717)     (8,389,422)    (644,575)       (425,647)   (34,612,581)     (10,511,151)
Annuity units                             --              --           --              --             --               --
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units end of year                 28,579,786      32,312,340    1,549,198       1,802,779      1,473,348       34,679,126
                                  ============= =============== ============ =============== ============== ================

                                              LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           152,949,759    183,219,024     71,241,834     81,696,891       931,047,864 1,247,256,223
Units issued and transferred
  from other funding options        9,342,391      3,082,167      2,146,451      3,655,938      60,354,563      20,259,239
Units redeemed and transferred to
  other funding options           (46,397,847)   (33,351,300)   (15,416,667)   (14,110,995)   (318,036,070)   (336,452,771)
Annuity units                            (511)          (132)            --             --         (14,305)        (14,827)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 115,893,792    152,949,759     57,971,618     71,241,834     673,352,052     931,047,864
                                  ============== ============== ============== ============== =============== ===============

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING
    DIVIDENDS SECURITIES                GROWTH SECURITIES             MARKETS SECURITIES
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
25,791,683    27,084,209     46,602,557        51,461,967     49,160,016      50,749,927
 3,097,927     3,711,070      6,899,373         6,877,181      9,366,166      16,030,728
(7,261,915)   (5,003,596)   (13,583,540)      (11,736,591)   (44,214,992)    (17,613,435)
        --            --             --                --           (859)         (7,204)
------------- ------------- -------------- ----------------- -------------- ---------------
21,627,695    25,791,683     39,918,390        46,602,557     14,310,331      49,160,016
============= ============= ============== ================= ============== ===============

JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY    JANUS ASPEN INTERNATIONAL GROWTH
                      SUBACCOUNT                       SUBACCOUNT                          SUBACCOUNT
----------------------------------- -------------------------------- -----------------------------------
      2008               2007 (A)         2008            2007 (A)          2008              2007 (A)
------------- --------------------- ------------- ------------------ -------------- --------------------
 6,247,528             7,103,646    15,556,567         16,742,310     46,649,433           39,477,549
   685,367               543,877     1,856,689          2,607,198     13,877,193           23,860,172
(2,069,510)           (1,399,995)   (4,877,546)        (3,792,941)   (15,326,930)         (16,685,072)
        --                    --            --                 --         (3,112)              (3,216)
------------- --------------------- ------------- ------------------ -------------- --------------------
 4,863,385             6,247,528    12,535,710         15,556,567     45,196,584           46,649,433
============= ===================== ============= ================== ============== ====================

    LMPVET AGGRESSIVE GROWTH             LMPVET APPRECIATION     LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------- -----------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)
--------------- --------------- --------------- --------------- -------------- --------------
 741,329,195     828,375,230     583,776,051     591,237,387    193,635,280    206,024,660
  45,417,207      96,366,733      19,645,962      93,927,183     12,757,613     73,090,332
(164,525,988)   (183,375,619)   (136,076,838)   (101,386,773)   (49,840,769)   (85,514,503)
     (39,757)        (37,149)        (15,140)         (1,746)       (64,611)        34,791
--------------- --------------- --------------- --------------- -------------- --------------
 622,180,657     741,329,195     467,330,035     583,776,051    156,487,513    193,635,280
=============== =============== =============== =============== ============== ==============

                                                             LMPVET INTERNATIONAL ALL CAP
    LMPVET FUNDAMENTAL VALUE         LMPVET GLOBAL EQUITY                     OPPORTUNITY
                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
------------------------------- ---------------------------- -------------------------------
        2008         2007 (A)          2008       2007 (A)          2008          2007 (A)
--------------- --------------- -------------- ------------- -------------- ----------------
 615,032,338     579,041,469     53,650,045    59,433,754     99,535,027      117,587,244
  27,347,759     151,418,266      4,871,445     2,154,554      4,509,352        5,846,019
(139,153,569)   (115,420,363)   (15,679,794)   (7,938,263)   (20,916,603)     (23,896,217)
     (21,638)         (7,034)            --            --         (1,991)          (2,019)
--------------- --------------- -------------- ------------- -------------- ----------------
 503,204,890     615,032,338     42,841,696    53,650,045     83,125,785       99,535,027
=============== =============== ============== ============= ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                        LMPVET LIFESTYLE
                                            LMPVET INVESTORS       LMPVET LARGE CAP GROWTH                ALLOCATION 50%
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                         2008        2007 (A)          2008        2007 (A)          2008        2007 (A)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year           228,211,487    101,551,259    188,404,599    232,886,086    127,276,506    145,594,514
Units issued and transferred
  from other funding options        7,204,426    170,897,999      9,347,832     22,650,541      6,975,696      7,380,431
Units redeemed and transferred to
  other funding options           (54,495,930)   (44,234,182)   (46,899,939)   (67,127,407)   (32,581,509)   (25,696,019)
Annuity units                          (4,504)        (3,589)       (27,906)        (4,621)        (2,373)        (2,420)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                 180,915,479    228,211,487    150,824,586    188,404,599    101,668,320    127,276,506
                                  ============== ============== ============== ============== ============== ==============

                                                                                               LMPVIT ADJUSTABLE RATE
                                     LMPVET SMALL CAP GROWTH     LMPVET SOCIAL AWARENESS                       INCOME
                                                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- --------------------------- ----------------------------
                                         2008        2007 (A)         2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units beginning of year            71,547,703     48,654,073    44,597,635    49,752,084     30,126,619    35,144,629
Units issued and transferred
  from other funding options        8,627,856     38,149,488     2,983,810     2,805,748      3,279,533     3,710,109
Units redeemed and transferred to
  other funding options           (20,288,794)   (15,255,629)   (7,835,499)   (7,960,197)   (11,809,506)   (8,708,877)
Annuity units                         (19,754)          (229)           --            --        (18,444)      (19,242)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units end of year                  59,867,011     71,547,703    39,745,946    44,597,635     21,578,202    30,126,619
                                  ============== ============== ============= ============= ============== =============

                                                                                                MIST AMERICAN    MIST AMERICAN
                                                                                               FUNDS BALANCED     FUNDS GROWTH
                                           LMPVIT MONEY MARKET        LMPVIT STRATEGIC BOND        ALLOCATION       ALLOCATION
                                                    SUBACCOUNT                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- ---------------------------- ----------------- ----------------
                                          2008         2007 (A)          2008       2007 (A)          2008 (B)         2008 (B)
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units beginning of year            206,176,952     206,111,427     36,686,427    39,934,855                --               --
Units issued and transferred
  from other funding options       313,840,098     166,914,375      4,028,656     3,068,682           491,400          370,168
Units redeemed and transferred to
  other funding options           (219,047,586)   (166,848,417)   (10,828,396)   (6,317,110)          (30,815)          (9,095)
Annuity units                          (15,932)           (433)            --            --                --               --
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units end of year                  300,953,532     206,176,952     29,886,687    36,686,427           460,585          361,073
                                  =============== =============== ============== ============= ================= ================

                                  MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                     SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ---------------------------------- ------------------------------
                                         2008           2007 (A)          2008             2007 (A)         2008          2007 (A)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units beginning of year            85,113,395       101,594,807    124,374,407         139,168,963    10,129,896        6,819,826
Units issued and transferred
  from other funding options        5,270,904       100,777,062     18,707,489          36,648,605     5,328,802        7,357,801
Units redeemed and transferred to
  other funding options           (18,942,463)     (117,258,320)   (37,655,788)        (51,436,969)   (4,259,261)      (4,038,428)
Annuity units                            (597)             (154)        (5,630)             (6,192)       (9,294)          (9,303)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units end of year                  71,441,239        85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
                                  ============== ================= ============== =================== ============= ================

          LMPVET LIFESTYLE            LMPVET LIFESTYLE
            ALLOCATION 70%              ALLOCATION 85%           LMPVET MID CAP CORE
                SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
----------------------------- --------------------------- -----------------------------
       2008        2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- -------------- ------------- ------------- -------------- --------------
 73,092,932     87,069,481    45,631,090    53,182,538     71,238,308     84,470,972
  3,700,758      2,584,778     2,583,599     1,981,551      4,630,484      3,548,144
(15,726,909)   (16,561,327)   (9,751,831)   (9,532,999)   (17,871,398)   (16,780,391)
         --             --            --            --           (418)          (417)
-------------- -------------- ------------- ------------- -------------- --------------
 61,066,781     73,092,932    38,462,858    45,631,090     57,996,976     71,238,308
============== ============== ============= ============= ============== ==============

LMPVIT DIVERSIFIED STRATEGIC    LMPVIT GLOBAL HIGH YIELD
                      INCOME                        BOND            LMPVIT HIGH INCOME
                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------------- --------------------------- -----------------------------
       2008          2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- ---------------- ------------- ------------- -------------- --------------
 41,508,754       50,158,783    13,236,960    14,752,622    159,566,246    184,544,851
  1,477,469          722,461     1,406,201     1,674,131      8,141,871      9,759,722
(11,390,488)      (9,372,490)   (3,636,455)   (3,189,793)   (44,140,525)   (34,736,214)
         --               --            --            --         (2,520)        (2,113)
-------------- ---------------- ------------- ------------- -------------- --------------
 31,595,735       41,508,754    11,006,706    13,236,960    123,565,072    159,566,246
============== ================ ============= ============= ============== ==============

 MIST AMERICAN
FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
    ALLOCATION                          INCOME     MIST BLACKROCK HIGH YIELD
    SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- -----------------------------
       2008 (B)         2008           2007 (A)          2008        2007 (A)
----------------- ------------- ----------------- -------------- --------------
            --    18,277,607        21,299,043     63,143,456     45,095,489
       129,651       553,085           642,556     13,404,132     34,197,726
        (1,993)   (2,868,242)       (3,656,989)   (20,945,324)   (16,148,061)
            --       (36,833)           (7,003)        (2,282)        (1,698)
----------------- ------------- ----------------- -------------- --------------
       127,658    15,925,617        18,277,607     55,599,982     63,143,456
================= ============= ================= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL              MIST JANUS FORTY           MIST LAZARD MID CAP
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2008        2007 (A)          2008        2007 (A)          2008    2007 (A) (C)
-------------- -------------- -------------- -------------- -------------- --------------
 89,021,152     97,474,617    191,666,259    214,476,771      5,965,059             --
 12,283,381     21,507,351     35,586,199     22,149,321     78,507,650      7,728,008
(27,655,992)   (29,959,335)   (42,494,684)   (44,945,625)   (14,753,226)    (1,761,608)
     (2,886)        (1,481)       (15,993)       (14,208)        (2,205)        (1,341)
-------------- -------------- -------------- -------------- -------------- --------------
 73,645,655     89,021,152    184,741,781    191,666,259     69,717,278      5,965,059
============== ============== ============== ============== ============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LEGG
                                  MASON PARTNERS
                                      AGGRESSIVE      MIST LEGG MASON PARTNERS
                                          GROWTH                MANAGED ASSETS    MIST LEGG MASON VALUE EQUITY
                                      SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------- ----------------------------- -------------------------------
                                         2008 (B)          2008        2007 (A)         2008           2007 (A)
                                  ----------------- -------------- -------------- ------------- -----------------
Units beginning of year                       --     62,904,250     74,325,836     8,033,958         8,080,451
Units issued and transferred
  from other funding options             105,177      3,665,953      3,902,186     3,996,526         2,557,859
Units redeemed and transferred to
  other funding options                   (1,197)   (13,989,938)   (15,315,759)   (2,326,618)       (2,604,352)
Annuity units                                 --        (34,865)        (8,013)           --                --
                                  ----------------- -------------- -------------- ------------- -----------------
Units end of year                        103,980     52,545,400     62,904,250     9,703,866         8,033,958
                                  ================= ============== ============== ============= =================

                                    MIST LORD ABBETT MID CAP          MIST MET/AIM CAPITAL      MIST MET/AIM SMALL CAP
                                                       VALUE                  APPRECIATION                      GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ----------------------------- ---------------------------
                                         2008        2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year            94,328,307      4,978,445     79,038,320     80,584,904     4,965,688     3,177,286
Units issued and transferred
  from other funding options       11,992,371    106,521,105      6,238,596     17,834,437     4,081,747     3,840,219
Units redeemed and transferred to
  other funding options           (26,189,315)   (17,161,004)   (17,803,935)   (19,381,021)   (2,358,533)   (2,051,817)
Annuity units                         (11,532)       (10,239)      (107,318)            --            --            --
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units end of year                  80,119,831     94,328,307     67,365,663     79,038,320     6,688,902     4,965,688
                                  ============== ============== ============== ============== ============= =============

                                   MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
                                               APPRECIATION                PROTECTED BOND     MIST PIMCO TOTAL RETURN
                                                 SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------- ----------------------------- ---------------------------
                                         2008       2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year            26,945,381    25,498,695     73,914,152      4,512,924    17,237,540    15,842,977
Units issued and transferred
  from other funding options      490,416,021     5,961,055     55,080,775     82,055,610    13,361,486     6,657,255
Units redeemed and transferred to
  other funding options           (59,063,984)   (4,514,369)   (44,062,375)   (12,817,228)   (9,941,861)   (5,262,692)
Annuity units                         (35,927)           --        (57,472)       162,846            --            --
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 458,261,491    26,945,381     84,875,080     73,914,152    20,657,165    17,237,540
                                  ============== ============= ============== ============== ============= =============

                                                                 MIST T. ROWE                                   MIST TURNER
                                                                PRICE MID CAP    MIST THIRD AVENUE SMALL CAP        MID CAP
                                        MIST SSGA GROWTH ETF           GROWTH                          VALUE         GROWTH
                                                  SUBACCOUNT       SUBACCOUNT                     SUBACCOUNT     SUBACCOUNT
                                  ----------------------------- ---------------- ------------------------------ --------------
                                         2008        2007 (A)         2008 (B)          2008         2007 (A)       2008 (B)
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units beginning of year           175,301,265    181,206,750               --    177,121,221      63,225,110             --
Units issued and transferred
  from other funding options       18,913,980     20,969,866        1,313,857     19,461,690     153,858,539      3,304,390
Units redeemed and transferred to
  other funding options           (32,941,219)   (26,875,351)        (115,546)   (46,248,260)    (39,968,453)      (718,098)
Annuity units                              --             --               --         (9,533)          6,025             --
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units end of year                 161,274,026    175,301,265        1,198,311    150,325,118     177,121,221      2,586,292
                                  ============== ============== ================ ============== =============== ==============

 MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND    MIST LORD ABBETT GROWTH AND
                   MARKETS                     DEBENTURE                         INCOME
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2008    2007 (A) (C)          2008        2007 (A)          2008         2007 (A)
-------------- -------------- -------------- -------------- -------------- ---------------
 52,358,564             --     60,470,520     63,399,577    239,539,828     191,555,885
  5,734,193     59,329,590     11,413,825     12,053,523     24,971,450     105,804,884
(11,282,786)    (7,040,076)   (21,527,276)   (14,982,580)   (63,570,547)    (57,820,501)
     (4,703)        69,050            (35)            --         (1,255)           (440)
-------------- -------------- -------------- -------------- -------------- ---------------
 46,805,268     52,358,564     50,357,034     60,470,520    200,939,476     239,539,828
============== ============== ============== ============== ============== ===============

         MIST
 MET/FRANKLIN     MIST MFS EMERGING MARKETS             MIST MFS RESEARCH
MUTUAL SHARES                        EQUITY                 INTERNATIONAL
   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
---------------- ----------------------------- -----------------------------
      2008 (B)          2008    2007 (A) (C)          2008        2007 (A)
---------------- -------------- -------------- -------------- --------------
           --     22,838,831             --     57,544,188      5,651,436
      402,082     40,525,553     28,734,068     30,450,774     63,296,330
      (15,660)   (14,131,168)    (5,895,237)   (22,967,437)   (11,403,740)
           --        (47,208)            --           (681)           162
---------------- -------------- -------------- -------------- --------------
      386,422     49,186,008     22,838,831     65,026,844     57,544,188
================ ============== ============== ============== ==============

                                                             MIST SSGA GROWTH AND INCOME
       MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME            ETF
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
18,642,832    21,298,211    137,915,159       139,920,997    147,441,601     158,709,583
 2,159,128     2,091,624     45,319,530        25,344,443     10,810,249      11,817,500
(4,411,126)   (4,731,153)   (50,662,029)      (27,347,229)   (27,654,822)    (23,085,482)
    (3,282)      (15,850)       (10,199)           (3,052)       (19,772)             --
------------- ------------- -------------- ----------------- -------------- ---------------
16,387,552    18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
============= ============= ============== ================= ============== ===============

 MIST VAN KAMPEN MID CAP                                MORGAN STANLEY CAPITAL
                  GROWTH    MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
--------------------------- --------------------------- -------------------------
      2008       2007 (A)        2008        2007 (A)        2008      2007 (A)
------------- ------------- ------------ -------------- ------------ ------------
 3,986,582     4,406,247    1,286,953      1,279,856    1,543,165    1,027,015
17,261,405     1,115,887      367,017        511,243      161,422      803,235
(5,006,368)   (1,535,552)    (715,111)      (504,146)    (766,418)    (287,085)
        --            --           --             --           --           --
------------- ------------- ------------ -------------- ------------ ------------
16,241,619     3,986,582      938,859      1,286,953      938,169    1,543,165
============= ============= ============ ============== ============ ============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MORGAN STANLEY DIVIDEND                                      MSF BLACKROCK AGGRESSIVE
                                                   GROWTH    MORGAN STANLEY S&P 500 INDEX                        GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  -------------------------- ------------------------------- -----------------------------
                                       2008       2007 (A)         2008           2007 (A)          2008        2007 (A)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units beginning of year           2,901,396     3,107,296     6,967,206         7,539,294    185,128,306    221,481,261
Units issued and transferred
  from other funding options        155,105        42,330       698,993           137,440     15,997,294     11,288,873
Units redeemed and transferred to
  other funding options            (632,487)     (248,230)   (1,034,898)         (709,528)   (46,314,387)   (47,640,827)
Annuity units                            --            --            --                --         (1,395)        (1,001)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units end of year                 2,424,014     2,901,396     6,631,301         6,967,206    154,809,818    185,128,306
                                  ============ ============= ============= ================= ============== ==============

                                                                      MSF CAPITAL GUARDIAN        MSF DAVIS
                                    MSF BLACKROCK MONEY MARKET                 U.S. EQUITY    VENTURE VALUE
                                                    SUBACCOUNT                  SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- --------------------------- ----------------
                                          2008         2007 (A)         2008       2007 (A)         2008 (B)
                                  --------------- --------------- ------------- ------------- ----------------
Units beginning of year            296,236,103     226,079,051    37,240,803    28,891,547               --
Units issued and transferred
  from other funding options       439,713,371     422,025,188     4,030,309    17,229,787       59,566,076
Units redeemed and transferred to
  other funding options           (355,192,067)   (351,820,738)   (9,293,496)   (8,879,144)      (9,107,237)
Annuity units                          (47,401)        (47,398)       (1,370)       (1,387)            (811)
                                  --------------- --------------- ------------- ------------- ----------------
Units end of year                  380,710,006     296,236,103    31,976,246    37,240,803       50,458,028
                                  =============== =============== ============= ============= ================

                                         MSF LEHMAN BROTHERS       MSF METLIFE AGGRESSIVE     MSF METLIFE CONSERVATIVE
                                        AGGREGATE BOND INDEX                   ALLOCATION                   ALLOCATION
                                                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                         2008    2007 (A) (D)          2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units beginning of year            85,048,945             --     68,089,229     8,380,176     15,892,326     6,328,313
Units issued and transferred
  from other funding options        6,662,776    106,581,391     10,038,761    62,617,930     21,441,245    14,163,399
Units redeemed and transferred to
  other funding options           (20,344,684)   (21,539,767)   (12,764,231)   (2,908,877)   (11,087,864)   (4,599,386)
Annuity units                         (37,817)         7,321             --            --             --            --
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units end of year                  71,329,220     85,048,945     65,363,759    68,089,229     26,245,707    15,892,326
                                  ============== ============== ============== ============= ============== =============

                                     MSF METLIFE MODERATE TO
                                       AGGRESSIVE ALLOCATION       MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           442,105,761     41,298,469    531,845,303      3,215,810     592,318,130     660,387,222
Units issued and transferred
  from other funding options       44,066,905    419,938,468     59,765,661    604,992,912      41,510,325      40,240,817
Units redeemed and transferred to
  other funding options           (85,110,225)   (19,131,176)   (99,488,537)   (76,312,654)   (148,590,359)   (108,275,651)
Annuity units                              --             --       (129,710)       (50,765)        (75,251)        (34,258)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 401,062,441    442,105,761    491,992,717    531,845,303     485,162,845     592,318,130
                                  ============== ============== ============== ============== =============== ===============

                                                                             MSF BLACKROCK
                                                            MSF BLACKROCK           LEGACY
                                                                LARGE CAP        LARGE CAP
 MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED            VALUE           GROWTH
                SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------- ----------------------------- ---------------- ----------------
       2008        2007 (A)          2008    2007 (A) (C)         2008 (B)         2008 (B)
-------------- -------------- -------------- -------------- ---------------- ----------------
316,222,898    358,237,572     72,810,413             --               --               --
 48,033,562     27,709,212      8,867,222     83,165,537       21,918,891            8,346
(98,704,913)   (69,692,234)   (13,031,544)   (10,470,687)      (3,179,997)             (78)
    (17,699)       (31,652)       (13,494)       115,563               --               --
-------------- -------------- -------------- -------------- ---------------- ----------------
265,533,848    316,222,898     68,632,597     72,810,413       18,738,894            8,268
============== ============== ============== ============== ================ ================

                                                            MSF JENNISON
          MSF FI LARGE CAP          MSF FI VALUE LEADERS          GROWTH
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT
----------------------------- ----------------------------- ---------------
       2008        2007 (A)          2008        2007 (A)        2008 (B)
-------------- -------------- -------------- -------------- ---------------
317,247,941    392,883,001    122,428,834    144,737,748              --
 13,976,376      9,809,942     13,205,740      4,723,486     128,301,941
(62,084,111)   (85,430,408)   (30,285,941)   (27,032,308)    (18,234,255)
    (46,045)       (14,594)          (308)           (92)         (1,084)
-------------- -------------- -------------- -------------- ---------------
269,094,161    317,247,941    105,348,325    122,428,834     110,066,602
============== ============== ============== ============== ===============

MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
        MODERATE ALLOCATION         INDEX                                   ALLOCATION
                 SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------ ---------------------------- -----------------------------
       2008         2007 (A)         2008        2007 (A)          2008        2007 (A)
-------------- --------------- ------------- -------------- -------------- --------------
 93,106,882      10,121,656     5,333,803      2,799,148    479,135,478     42,183,505
 22,709,478      90,612,025     3,115,382      4,008,796     67,031,031    458,582,993
(25,932,681)     (7,626,450)   (1,989,348)    (1,474,141)   (97,510,257)   (21,631,020)
    (19,935)           (349)           --             --             --             --
-------------- --------------- ------------- -------------- -------------- --------------
 89,863,744      93,106,882     6,459,837      5,333,803    448,656,252    479,135,478
============== =============== ============= ============== ============== ==============

                                 MSF MORGAN STANLEY EAFE         MSF NEUBERGER BERMAN
             MSF MFS VALUE                         INDEX                MID CAP VALUE
                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
----------------------------- ----------------------------- ----------------------------
       2008        2007 (A)          2008        2007 (A)         2008    2007 (A) (C)
-------------- -------------- -------------- -------------- ------------- --------------
 61,212,759     58,246,549     61,113,909         73,275    18,555,447             --
 19,802,281     17,960,437      4,932,202     72,950,778     1,083,190     21,508,711
(18,525,739)   (14,985,066)   (13,034,978)   (11,907,493)   (4,569,615)    (2,953,264)
     (9,087)        (9,161)       (16,871)        (2,651)           --             --
-------------- -------------- -------------- -------------- ------------- --------------
 62,480,214     61,212,759     52,994,262     61,113,909    15,069,022     18,555,447
============== ============== ============== ============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MSF OPPENHEIMER GLOBAL                                  MSF T. ROWE PRICE LARGE CAP
                                                       EQUITY        MSF RUSSELL 2000 INDEX                         GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                  ------------------------------ ----------------------------- ------------------------------
                                          2008        2007 (A)          2008    2007 (A) (C)          2008         2007 (A)
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units beginning of year            494,911,133    522,236,566     60,356,432             --     64,027,839      72,617,849
Units issued and transferred
  from other funding options        59,982,748     60,384,151      6,296,137     70,964,297     14,332,093       6,821,136
Units redeemed and transferred to
  other funding options           (106,201,344)   (87,663,356)   (11,669,227)   (10,606,339)   (18,581,676)    (15,411,146)
Annuity units                          (37,967)       (46,228)       (11,416)        (1,526)            --              --
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units end of year                  448,654,570    494,911,133     54,971,926     60,356,432     59,778,256      64,027,839
                                  =============== ============== ============== ============== ============== ===============

                                       PIMCO VIT TOTAL RETURN             PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
                                                   SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ---------------------------- ---------------------------
                                          2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            338,608,781    375,951,261     19,594,381            --    15,163,835    11,247,180
Units issued and transferred
  from other funding options        88,413,241     43,682,621     14,589,696    21,249,857     4,793,648     5,331,422
Units redeemed and transferred to
  other funding options           (126,546,499)   (80,919,338)   (12,020,980)   (1,655,476)   (5,348,475)   (1,414,767)
Annuity units                          (86,148)      (105,763)            --            --            --            --
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  300,389,375    338,608,781     22,163,097    19,594,381    14,609,008    15,163,835
                                  =============== ============== ============== ============= ============= =============

                                                                                                 PIONEER VCT IBBOTSON AGGRESSIVE
                                  PIONEER VCT GLOBAL HIGH YIELD        PIONEER VCT HIGH YIELD                         ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------------
                                        2008            2007 (A)          2008        2007 (A)         2008              2007 (A)
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units beginning of year           13,165,119          9,512,270     32,302,590     37,727,733    10,091,154            8,698,247
Units issued and transferred
  from other funding options       3,441,842          6,797,990     12,070,279     11,300,198     2,807,122            2,063,668
Units redeemed and transferred to
  other funding options           (3,626,120)        (3,145,141)   (12,907,393)   (16,725,341)   (2,088,618)            (670,761)
Annuity units                             --                 --             --             --            --                   --
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units end of year                 12,980,841         13,165,119     31,465,476     32,302,590    10,809,658           10,091,154
                                  ============= ================== ============== ============== ============= ====================

                                                                                                     PIONEER VCT OAK RIDGE
                                  PIONEER VCT INTERNATIONAL VALUE    PIONEER VCT MID CAP VALUE            LARGE CAP GROWTH
                                                       SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------------- ---------------------------- ---------------------------
                                        2008              2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units beginning of year            7,549,358            6,619,383     42,880,338    41,251,442    11,879,818    12,028,528
Units issued and transferred
  from other funding options         927,030            3,011,918      4,365,643     9,157,249     1,651,505     2,435,959
Units redeemed and transferred to
  other funding options           (2,631,296)          (2,081,943)   (11,163,664)   (7,528,353)   (2,879,033)   (2,584,669)
Annuity units                             --                   --             --            --            --            --
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units end of year                  5,845,092            7,549,358     36,082,317    42,880,338    10,652,290    11,879,818
                                  ============= ==================== ============== ============= ============= =============

    MSF T. ROWE
PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
         GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------ ------------------------------- -------------------------------
        2008 (B)         2008           2007 (A)          2008          2007 (A)
------------------ ------------- ----------------- -------------- ----------------
             --     4,659,891         5,511,825     85,176,942       93,487,936
    107,560,744       703,862           630,518    138,688,994       18,892,466
    (16,321,622)   (1,170,259)       (1,481,365)   (58,715,835)     (27,200,516)
         (1,421)       (1,068)           (1,087)        (3,913)          (2,944)
------------------ ------------- ----------------- -------------- ----------------
     91,237,701     4,192,426         4,659,891    165,146,188       85,176,942
================== ============= ================= ============== ================

PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
------------------------------- ---------------------------- ----------------------------
      2008           2007 (A)         2008        2007 (A)          2008       2007 (A)
------------- ----------------- ------------- -------------- -------------- -------------
 9,123,959         8,408,497    22,291,961     21,474,930     35,397,790    26,477,150
 2,013,301         3,060,090     2,904,676      4,390,786      4,982,780    13,737,373
(2,830,775)       (2,344,628)   (6,289,139)    (3,573,755)   (10,963,614)   (4,816,733)
        --                --            --             --             --            --
------------- ----------------- ------------- -------------- -------------- -------------
 8,306,485         9,123,959    18,907,498     22,291,961     29,416,956    35,397,790
============= ================= ============= ============== ============== =============

PIONEER VCT IBBOTSON GROWTH    PIONEER VCT IBBOTSON MODERATE
                 ALLOCATION                       ALLOCATION    PIONEER VCT INDEPENDENCE
                 SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
------------------------------ -------------------------------- ---------------------------
       2008         2007 (A)          2008           2007 (A)         2008       2007 (A)
-------------- --------------- -------------- ----------------- ------------- -------------
211,130,637     126,729,579    128,084,206        86,309,793     5,940,423     5,709,042
 49,136,283      95,750,334     28,764,616        51,540,085       806,150     1,125,747
(19,225,822)    (11,349,276)   (25,109,146)       (9,765,672)   (1,643,163)     (894,366)
         --              --             --                --            --            --
-------------- --------------- -------------- ----------------- ------------- -------------
241,041,098     211,130,637    131,739,676       128,084,206     5,103,410     5,940,423
============== =============== ============== ================= ============= =============

PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE    PIONEER VCT STRATEGIC INCOME
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------ -------------------------------
      2008             2007 (A)         2008          2007 (A)          2008          2007 (A)
------------- ------------------- ------------- ---------------- -------------- ----------------
 9,621,836          10,809,247    10,181,404       10,492,442     40,619,893       38,783,488
 1,881,019           2,396,636       942,794        1,631,332     11,732,212       10,179,285
(2,782,571)         (3,584,047)   (2,429,154)      (1,942,370)   (13,821,803)      (8,342,880)
        --                  --            --               --             --               --
------------- ------------------- ------------- ---------------- -------------- ----------------
 8,720,284           9,621,836     8,695,044       10,181,404     38,530,302       40,619,893
============= =================== ============= ================ ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        UIF CAPITAL GROWTH    UIF CORE PLUS FIXED INCOME         UIF EQUITY AND INCOME
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  --------------------------- ----------------------------- -----------------------------
                                        2008       2007 (A)         2008         2007 (A)          2008        2007 (A)
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units beginning of year           13,918,589    15,038,110    19,274,662      17,972,326    155,243,293    159,327,387
Units issued and transferred
  from other funding options       1,237,043     1,328,091     3,076,055       3,062,717     25,941,166     16,881,592
Units redeemed and transferred to
  other funding options           (4,337,677)   (2,447,612)   (6,729,599)     (1,760,381)   (57,133,995)   (20,965,686)
Annuity units                             --            --            --              --         (3,096)            --
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units end of year                 10,817,955    13,918,589    15,621,118      19,274,662    124,047,368    155,243,293
                                  ============= ============= ============= =============== ============== ==============

                                  VAN KAMPEN LIT CAPITAL GROWTH       VAN KAMPEN LIT COMSTOCK    VAN KAMPEN LIT ENTERPRISE
                                                     SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------
                                          2008          2007 (A)          2008        2007 (A)         2008        2007 (A)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units beginning of year            157,200,754      183,574,207    299,713,541    332,916,527    12,652,616     15,126,931
Units issued and transferred
  from other funding options         3,907,137        7,149,838     22,952,170     17,287,776       713,309        432,891
Units redeemed and transferred to
  other funding options           (143,666,166)     (33,523,291)   (77,986,660)   (50,488,279)   (3,493,168)    (2,905,716)
Annuity units                               --               --         (6,679)        (2,483)       (1,206)        (1,490)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units end of year                   17,441,725      157,200,754    244,672,372    299,713,541     9,871,551     12,652,616
                                  =============== ================ ============== ============== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

 UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                   UIF VALUE
               SUBACCOUNT                         SUBACCOUNT                  SUBACCOUNT
-------------------------    ---------------------------------- ---------------------------
   2008           2007 (A)          2008             2007 (A)         2008       2007 (A)
-----------    ------------- -------------- ------------------- ------------- -------------
  4,724,867     5,465,764     25,452,950          26,061,240    14,734,499    18,091,492
    604,656       279,067      6,983,727          10,393,823       264,435       413,729
 (1,469,144)   (1,019,964)   (10,711,401)        (11,002,113)   (3,801,914)   (3,770,722)
         --            --         (8,817)                 --            --            --
-----------    ------------- -------------- ------------------- ------------- -------------
  3,860,379     4,724,867     21,716,459          25,452,950    11,197,020    14,734,499
===========    ============= ============== =================== ============= =============

                               VAN KAMPEN LIT GROWTH AND    WELLS FARGO VT ADVANTAGE
VAN KAMPEN LIT GOVERNMENT                         INCOME         SMALL/MID CAP VALUE
               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
--------------------------    ----------------------------- ---------------------------
   2008            2007 (A)          2008        2007 (A)        2008        2007 (A)
------------    ------------- -------------- -------------- ------------ --------------
  36,097,912    36,311,329    171,568,422    191,394,053    3,380,492      4,426,775
   7,107,328     4,772,578     17,315,992      9,290,259      464,842        462,999
 (13,140,088)   (4,985,995)   (53,138,824)   (29,115,890)    (905,514)    (1,509,282)
          --            --             --             --           --             --
------------    ------------- -------------- -------------- ------------ --------------
  30,065,152    36,097,912    135,745,590    171,568,422    2,939,820      3,380,492
============    ============= ============== ============== ============ ==============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/  DELOITTE & TOUCHE LLP

New York, New York
March 26, 2009

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                 2008       2007
                                                               --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $39,601 and $46,264,
     respectively)...........................................  $ 34,846   $ 45,671
  Equity securities available-for-sale, at estimated fair
     value (cost: $673 and $992, respectively)...............       474        952
  Trading securities, at estimated fair value (cost: $251 and
     $0, respectively).......................................       232         --
  Mortgage and consumer loans................................     4,447      4,404
  Policy loans...............................................     1,192        913
  Real estate and real estate joint ventures held-for-
     investment..............................................       608        541
  Other limited partnership interests........................     1,249      1,130
  Short-term investments.....................................     3,127      1,335
  Other invested assets......................................     2,297      1,445
                                                               --------   --------
     Total investments.......................................    48,472     56,391
Cash and cash equivalents....................................     5,656      1,774
Accrued investment income....................................       487        637
Premiums and other receivables...............................    12,463      8,320
Deferred policy acquisition costs and value of business
  acquired...................................................     5,440      4,948
Current income tax recoverable...............................        66         72
Deferred income tax assets...................................     1,843        846
Goodwill.....................................................       953        953
Other assets.................................................       752        753
Separate account assets......................................    35,892     53,867
                                                               --------   --------
     Total assets............................................  $112,024   $128,561
                                                               ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
Future policy benefits.......................................  $ 20,213   $ 19,576
Policyholder account balances................................    37,175     33,815
Other policyholder funds.....................................     2,085      1,777
Short-term debt..............................................       300         --
Long-term debt -- affiliated.................................       950        635
Payables for collateral under securities loaned and other
  transactions...............................................     7,871     10,471
Other liabilities............................................     2,604      1,072
Separate account liabilities.................................    35,892     53,867
                                                               --------   --------
     Total liabilities.......................................   107,090    121,213
                                                               --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007.................................        86         86
Additional paid-in capital...................................     6,719      6,719
Retained earnings............................................       965        892
Accumulated other comprehensive loss.........................    (2,836)      (349)
                                                               --------   --------
     Total stockholders' equity..............................     4,934      7,348
                                                               --------   --------
     Total liabilities and stockholders' equity..............  $112,024   $128,561
                                                               ========   ========




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  634   $  353   $  308
Universal life and investment-type product policy fees....   1,378    1,411    1,268
Net investment income.....................................   2,494    2,893    2,839
Other revenues............................................     230      251      212
Net investment gains (losses).............................     549     (142)    (521)
                                                            ------   ------   ------
       Total revenues.....................................   5,285    4,766    4,106
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   1,446      978      792
Interest credited to policyholder account balances........   1,130    1,299    1,316
Other expenses............................................   1,933    1,446    1,173
                                                            ------   ------   ------
       Total expenses.....................................   4,509    3,723    3,281
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     776    1,043      825
Provision for income tax..................................     203      303      228
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                 ACCUMULATED
                                                                          OTHER COMPREHENSIVE LOSS
                                                                        ----------------------------
                                                                              NET          FOREIGN
                                                ADDITIONAL                UNREALIZED       CURRENCY
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                        STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                       ------   ----------   --------   --------------   -----------   -------
Balance at January 1, 2006...........    $86      $7,180       $ 581        $  (416)        $   2      $ 7,433
Revisions of purchase price pushed
  down to MetLife Insurance Company
  of Connecticut's net assets
  acquired (Note 1)..................                 40                                                    40
Dividend paid to MetLife.............               (259)       (658)                                     (917)
Capital contribution of intangible
  assets from MetLife, net of income
  tax................................                162                                                   162
Comprehensive income:
  Net income.........................                            597                                       597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (5)                        (5)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           107                        107
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          (2)          (2)
                                                                                                       -------
     Other comprehensive income......                                                                      100
                                                                                                       -------
  Comprehensive income...............                                                                      697
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2006.........     86       7,123         520           (314)           --        7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1).......................                            (86)                                      (86)
                                         ---      ------       -----        -------         -----      -------
Balance at January 1, 2007...........     86       7,123         434           (314)           --        7,329
Dividend paid to MetLife.............               (404)       (286)                                     (690)
Comprehensive income:
  Net income.........................                            744                                       744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           (45)                       (45)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          12           12
                                                                                                       -------
     Other comprehensive loss........                                                                      (35)
                                                                                                       -------
  Comprehensive income...............                                                                      709
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2007.........     86       6,719         892           (361)           12        7,348
Dividend paid to MetLife.............                           (500)                                     (500)
Comprehensive income (loss):
  Net income.........................                            573                                       573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            21                         21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                        (2,342)                    (2,342)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                        (166)        (166)
                                                                                                       -------
     Other comprehensive loss........                                                                   (2,487)
                                                                                                       -------
  Comprehensive loss.................                                                                   (1,914)
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2008.........    $86      $6,719       $ 965        $(2,682)        $(154)     $ 4,934
                                         ===      ======       =====        =======         =====      =======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    573   $    744   $    597
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        29         26          6
     Amortization of premiums and accretion of
       discounts associated with investments, net.....       (18)        11         74
     (Gains) losses from sales of investments and
       businesses, net................................      (546)       145        521
     Gain from recapture of ceded reinsurance.........        --        (22)        --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................        97       (121)       (83)
     Interest credited to policyholder account
       balances.......................................     1,130      1,299      1,316
     Universal life and investment-type product policy
       fees...........................................    (1,378)    (1,411)    (1,268)
     Change in accrued investment income..............       150        (35)         2
     Change in premiums and other receivables.........    (2,561)       360       (509)
     Change in deferred policy acquisition costs,
       net............................................       330         61       (234)
     Change in insurance-related liabilities..........       997         71        234
     Change in trading securities.....................      (218)        --        (43)
     Change in income tax payable.....................       262        308        156
     Change in other assets...........................       598        675        578
     Change in other liabilities......................     1,176        234       (351)
     Other, net.......................................        38         --         --
                                                        --------   --------   --------
Net cash provided by operating activities.............       659      2,345        996
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    20,183     21,546     27,706
     Equity securities................................       126        146        218
     Mortgage and consumer loans......................       522      1,208      1,034
     Real estate and real estate joint ventures.......        15        155        126
     Other limited partnership interests..............       203        465        762
  Purchases of:
     Fixed maturity securities........................   (14,027)   (19,365)   (23,840)
     Equity securities................................       (65)      (357)      (109)
     Mortgage and consumer loans......................      (621)    (2,030)    (2,092)
     Real estate and real estate joint ventures.......      (102)      (458)       (56)
     Other limited partnership interests..............      (458)      (515)      (343)
  Net change in short-term investments................    (1,887)      (558)       991
  Net change in other invested assets.................       445       (175)      (316)
  Net change in policy loans..........................      (279)         5         (2)
  Other, net..........................................        --         16          1
                                                        --------   --------   --------
Net cash provided by investing activities.............  $  4,055   $     83   $  4,080
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                           2008      2007       2006
                                                         -------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 7,146   $ 11,395   $  8,185
     Withdrawals.......................................   (5,307)   (13,563)   (11,637)
  Net change in short-term debt........................      300         --         --
  Long-term debt issued -- affiliated..................      750        200         --
  Long-term debt repaid -- affiliated..................     (435)        --         --
  Debt issuance costs..................................       (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions..........   (2,600)     1,316       (582)
  Financing element on certain derivative instruments..      (46)        33        (55)
  Dividends on common stock............................     (500)      (690)      (917)
                                                         -------   --------   --------
Net cash used in financing activities..................     (700)    (1,309)    (5,006)
                                                         -------   --------   --------
Effect of change in foreign currency exchange rates on
  cash balances........................................     (132)         6          8
                                                         -------   --------   --------
Change in cash and cash equivalents....................    3,882      1,125         78
Cash and cash equivalents, beginning of year...........    1,774        649        571
                                                         -------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 5,656   $  1,774   $    649
                                                         =======   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest..........................................  $    64   $     33   $     31
                                                         =======   ========   ========
     Income tax........................................  $   (48)  $     (6)  $     81
                                                         =======   ========   ========
  Non-cash transactions during the year:
     Contribution of equity securities to MetLife
       Foundation......................................  $    --   $     12   $     --
                                                         =======   ========   ========
     Contribution of other intangible assets from
       MetLife, net of deferred income tax.............  $    --   $     --   $    162
                                                         =======   ========   ========
     Contribution of goodwill from MetLife.............  $    --   $     --   $     29
                                                         =======   ========   ========



--------

See Note 7 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On October 11, 2006, MICC and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MICC agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MICC's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MICC. MICC issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MICC's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MICC certain assets and liabilities, including goodwill, value of business acquired ("VOBA") and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MICC and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2008 or 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. Such reclassifications include $6 million and $8 million for the years ended

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2007 and 2006, respectively, relating to the effect of change in foreign currency exchange rates on cash balances. These amounts were reclassified from cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2007 and 2006.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

       (i) the estimated fair value of investments in the absence of quoted market values;

       (ii)   investment impairments;

       (iii)  the recognition of income on certain investment entities;

       (iv)   the application of the consolidation rules to certain investments;

       (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

       (vi)   the estimated fair value of and accounting for derivatives;

       (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of VOBA;

       (viii) the measurement of goodwill and related impairment, if any;

       (ix)   the liability for future policyholder benefits;

       (x) accounting for income taxes and the valuation of deferred tax assets;

       (xi)   accounting for reinsurance transactions; and

       (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the estimated fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investments strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, joint venture investments and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves, and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge") and
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was less than $1 million for both December 31, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $76 million and $72 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $26 million and $11 million at December 31, 2008 and 2007, respectively. Related amortization expense was $15 million, $11 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the annuity and variable & universal life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units and when assessing the relationship of the estimated fair value of its reporting units and their book value. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 5 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MICC files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MICC, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MICC's includable subsidiaries at October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 16 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


"more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also
Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective beginning in the first reporting period after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                       DECEMBER 31, 2008
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $15,440    $  126   $2,335     $13,231     38.0%
Residential mortgage-backed
  securities.........................     7,901       124      932       7,093     20.4
Foreign corporate securities.........     6,157        41    1,136       5,062     14.5
U.S. Treasury/agency securities......     3,407       926       --       4,333     12.4
Commercial mortgage-backed
  securities.........................     2,933         6      665       2,274      6.5
Asset-backed securities..............     2,429         1      703       1,727      5.0
State and political subdivision
  securities.........................       880         2      225         657      1.9
Foreign government securities........       454        48       33         469      1.3
                                        -------    ------   ------     -------    -----
  Total fixed maturity securities
     (1),(2).........................   $39,601    $1,274   $6,029     $34,846    100.0%
                                        =======    ======   ======     =======    =====
Non-redeemable preferred stock (1)...   $   551    $    1   $  196     $   356     75.1%
Common stock.........................       122         1        5         118     24.9
                                        -------    ------   ------     -------    -----
  Total equity securities............   $   673    $    2   $  201     $   474    100.0%
                                        =======    ======   ======     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S. Treasury/agency securities.......     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
State and political subdivision
  securities..........................       611       4       40         575      1.2
Foreign government securities.........       635      55        2         688      1.5
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities
     (1),(2)..........................   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock (1)....   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $304 million and $594 million, respectively. In addition, the Company held $52 million and $141 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $425 million and $778 million, respectively. In addition, the Company held $16 million and $29 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $385 million and $558 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $883 million and $911 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $2.6 billion and $3.8 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $1,130 million and $94 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $17 million and $1 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($2) million and less than $1 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $1.1 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $525 million, $415 million, $145 million, $8 million and $3 million, are included within U.S. corporate securities, state and political subdivision securities, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, respectively, and 20% and 65% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 42% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $4.3 billion and $4.1 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (38.0%), residential mortgage-backed securities (20.4%), and foreign corporate securities (14.5%); and at December 31, 2007 were U.S. corporate fixed maturity securities (36.5%), residential mortgage-backed securities (26.1%), and foreign corporate securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $18.3 billion and $23.1 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of the total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $313 million and $254 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $1.7 billion and $1.9 billion, respectively, the total of these ten issuers being less than 4% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $ 5,062     27.6%    $ 6,435     27.9%
Finance.....................................      3,397     18.6       5,171     22.4
Utility.....................................      2,810     15.4       3,213     13.9
Consumer....................................      2,666     14.6       3,677     15.9
Industrial..................................      1,775      9.7       2,702     11.7
Communications..............................      1,305      7.1       1,785      7.7
Other.......................................      1,278      7.0         127      0.5
                                                -------    -----     -------    -----
  Total.....................................    $18,293    100.0%    $23,110    100.0%
                                                =======    =====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities)-- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $5,028      70.9%    $ 7,290     61.1%
  Pass-through securities...................     2,065      29.1       4,642     38.9
                                                ------     -----     -------    -----
Total residential mortgage-backed
  securities................................    $7,093     100.0%    $11,932    100.0%
                                                ======     =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 68%, 22%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $6.5 billion and $11.9 billion, respectively, of the estimated fair value or 92% and 99%, respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $706 million and $1,193 million, respectively, with an unrealized loss of $376 million and $30 million, respectively. At December 31, 2008 and 2007, $458 million and $1,189 million, respectively, or 65% and 99%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 23% 2007 vintage year; 14% 2006 vintage year; and 63% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of our Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $2.3 billion and $3.1 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $2.0 billion and $2.6 billion, respectively, of the estimated fair value, or 90% and 84%, respectively, of the commercial mortgage-backed

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 90% Aaa, 5% Aa, 2% A, 1% Baa and 2% Ba or below. At December 31, 2008, 84% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $74 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $1.7 billion and $2.1 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $1.1 billion and $1.0 billion, respectively, or 64% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 41%, 17%, 12% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $335 million and $570 million, respectively, and unrealized losses of $199 million and $45 million, respectively. At December 31, 2008, 18% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 1% and 52% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Risk (Equity Securities) The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity in its equity securities holdings.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   993      $   966     $ 1,172      $ 1,163
Due after one year through five years...     6,337        5,755       8,070        8,035
Due after five years through ten years..     7,329        6,195       7,950        7,858
Due after ten years.....................    11,679       10,836      11,740       11,408
                                           -------      -------     -------      -------
  Subtotal..............................    26,338       23,752      28,932       28,464
Mortgage-backed and asset-backed
  securities............................    13,263       11,094      17,332       17,207
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $39,601      $34,846     $46,264      $45,671
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities...........................  $(4,755)  $(593)  $(566)
Equity securities...................................     (199)    (40)     17
Derivatives.........................................       12     (16)     (9)
Short-term investments..............................     (100)     --      --
Other...............................................       (3)     --       7
                                                      -------   -----   -----
  Subtotal..........................................   (5,045)   (649)   (551)
                                                      -------   -----   -----
Amounts allocated from:
  DAC and VOBA......................................      916      93      66
Deferred income tax.................................    1,447     195     171
                                                      -------   -----   -----
  Subtotal..........................................    2,363     288     237
                                                      -------   -----   -----
Net unrealized investment gains (losses)............  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Balance, beginning of period........................  $  (361)  $(314)  $(416)
Unrealized investment gains (losses) during the
  year..............................................   (4,396)    (98)    113
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition.......       --      --      78
  DAC and VOBA......................................      823      27     (36)
  Deferred income tax...............................    1,252      24     (53)
                                                      -------   -----   -----
Balance, end of period..............................  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====
Change in net unrealized investment gains (losses)..  $(2,321)  $ (47)  $ 102
                                                      =======   =====   =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                             DECEMBER 31, 2008
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,302      $1,001       $4,823       $1,334       $11,125      $2,335
Residential mortgage-backed
  securities..................      1,740         501          934          431         2,674         932
Foreign corporate securities..      2,684         517        1,530          619         4,214       1,136
U.S. Treasury/agency
  securities..................         34          --           --           --            34          --
Commercial mortgage-backed
  securities..................      1,485         289          679          376         2,164         665
Asset-backed securities.......        961         221          699          482         1,660         703
State and political
  subdivision securities......        348          91          220          134           568         225
Foreign government
  securities..................        229          21           20           12           249          33
                                  -------      ------       ------       ------       -------      ------
  Total fixed maturity
     securities...............    $13,783      $2,641       $8,905       $3,388       $22,688      $6,029
                                  =======      ======       ======       ======       =======      ======
Equity securities.............    $   124      $   59       $  191       $  142       $   315      $  201
                                  =======      ======       ======       ======       =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,634                    1,340
                                  =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,643       $316        $ 5,010       $302        $11,653      $  618
Residential mortgage-backed
  securities..................      2,374         52          1,160         28          3,534          80
Foreign corporate securities..      2,350         86          2,234         98          4,584         184
U.S. Treasury/agency
  securities..................        307          2            343          9            650          11
Commercial mortgage-backed
  securities..................        417         26          1,114         41          1,531          67
Asset-backed securities.......      1,401         91            332         17          1,733         108
State and political
  subdivision securities......         84          9            387         31            471          40
Foreign government
  securities..................         63          1             62          1            125           2
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $13,639       $583        $10,642       $527        $24,281      $1,110
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   386       $ 42        $   190       $ 28        $   576      $   70
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,011                     1,487
                                  =======                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                            DECEMBER 31, 2008
                                      -------------------------------------------------------------
                                       COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                              COST                 LOSS              SECURITIES
                                      -------------------   ------------------   ------------------
                                      LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                         20%        MORE       20%       MORE       20%       MORE
                                      ---------   -------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 5,444    $ 9,799     $  392    $3,547     1,314      1,089
Six months or greater but less than
  nine months.......................     2,737        542        213       271       349         54
Nine months or greater but less than
  twelve months.....................     3,554        810        392       470       342         95
Twelve months or greater............     5,639        192        614       130       642         28
                                       -------    -------     ------    ------
  Total.............................   $17,374    $11,343     $1,611    $4,418
                                       =======    =======     ======    ======
EQUITY SECURITIES:
Less than six months................   $    23    $   298     $    3    $  130        13         50
Six months or greater but less than
  nine months.......................        18         53          3        20         2          5
Nine months or greater but less than
  twelve months.....................        --        102         --        43        --          9
Twelve months or greater............        22         --          2        --         6         --
                                       -------    -------     ------    ------
  Total.............................   $    63    $   453     $    8    $  193
                                       =======    =======     ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                     -----------------------------------------------------------------
                                                                                         NUMBER OF
                                       COST OR AMORTIZED                                 SECURITIES
                                              COST           GROSS UNREALIZED LOSS   -----------------
                                     ---------------------   ---------------------     LESS
                                     LESS THAN     20% OR    LESS THAN     20% OR      THAN     20% OR
                                        20%         MORE        20%         MORE       20%       MORE
                                     ---------   ---------   ---------   ---------   -------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $10,460       $428        $349        $114      1,825       80
Six months or greater but less
  than nine months................      2,900         --         145          --        321       --
Nine months or greater but less
  than twelve months..............      1,523         --          81          --        162       --
Twelve months or greater..........     10,079         --         421          --      1,358       --
                                      -------       ----        ----        ----
  Total...........................    $24,962       $428        $996        $114
                                      =======       ====        ====        ====
EQUITY SECURITIES:
Less than six months..............    $   261       $ 56        $ 19        $ 16         98       18
Six months or greater but less
  than nine months................        111         --          10          --         16       --
Nine months or greater but less
  than twelve months..............         37         --           5          --         12       --
Twelve months or greater..........        182         --          20          --         17       --
                                      -------       ----        ----        ----
  Total...........................    $   591       $ 56        $ 54        $ 16
                                      =======       ====        ====        ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $1.6 billion and $1.0 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 9% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $8 million and $54 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 13% and 9%, respectively, of the cost of such securities.

     At December 31, 2008, $4.4 billion and $193 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 39% and 43% of the cost or amortized cost for fixed maturity securities and equity securities, respectively. Of such unrealized losses of $4.4 billion and $193 million, $3.5 billion and $130 million related to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $114 million and $16 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% and 29% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $114 million and $16 million related to fixed maturity securities and equity securities, respectively, all were in an unrealized loss position for a period of less than six months.

     The Company held 103 fixed maturity securities and six equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 103 fixed maturity securities represented 29%, or $1,758 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These six equity securities represented 42%, or $84 million in the aggregate, of the gross unrealized loss on equity securities. The Company held two fixed maturity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These two fixed maturity securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity security with an unrealized loss of over $10 million at December 31, 2007. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $1,821 million during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $193 million and $16 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $63 million at December 31, 2008, of which $62 million are for financial services investment grade non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $130 million at December 31, 2008 of which $125 million of the unrealized losses, or 96%, are for non-redeemable preferred securities, of which, $122 million of the unrealized losses, or 98%, are for investment grade non-redeemable preferred securities. All of the $122 million of unrealized losses for investment grade securities are for financial services industry non-redeemable preferred securities, of which 75% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there's been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there were $193 million of equity securities with an unrealized loss of 20% or more, of which $187 million of the unrealized losses, or 97%, were for non-redeemable preferred securities. Through December 31, 2008, $184 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $6.2 billion and $1.2 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    37%    52%
  Foreign corporate securities...............................    18     16
  Residential mortgage-backed securities.....................    15      7
  Asset-backed securities....................................    11      9
  Commercial mortgage-backed securities......................    11      6
  State and political subdivision securities.................     4      3
  Other......................................................     4      7
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    26%    13%
  Finance....................................................    25     36
  Asset-backed...............................................    11      9
  Consumer...................................................    10      3
  Utility....................................................     9      8
  Communication..............................................     7      2
  Industrial.................................................     4     23
  Foreign government.........................................     1      1
  Other......................................................     7      5
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(651)  $(272)  $(497)
Equity securities....................................    (65)     15      10
Mortgage and consumer loans..........................    (44)     (2)      7
Real estate and real estate joint ventures...........     (1)      1      64
Other limited partnership interests..................     (9)    (19)     (1)
Freestanding derivatives.............................    558     189      92
Embedded derivatives.................................    436     116      85
Other................................................    325    (170)   (281)
                                                       -----   -----   -----
  Net investment gains (losses)......................  $ 549   $(142)  $(521)
                                                       =====   =====   =====



     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment gains (losses) of $1,479 million, $389 million and ($85) million, respectively, are included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                                                   EQUITY
                                   FIXED MATURITY SECURITIES     SECURITIES               TOTAL
                                   -------------------------  ----------------  -------------------------
                                     2008     2007     2006   2008  2007  2006    2008     2007     2006
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
                                                                (IN MILLIONS)
Proceeds.........................  $11,450  $14,693  $23,718  $ 76  $133  $183  $11,526  $14,826  $23,901
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======
Gross investment gains...........      126      120       60    15    26    13      141      146       73
Gross investment losses..........     (381)    (364)    (517)  (25)   (9)   (2)    (406)    (373)    (519)
Writedowns.......................
  Credit-related.................     (361)     (20)     (40)   (9)   --    --     (370)     (20)     (40)
  Other than credit-related (1)..      (35)      (8)      --   (46)   (2)   (1)     (81)     (10)      (1)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
  Total writedowns...............     (396)     (28)     (40)  (55)   (2)   (1)    (451)     (30)     (41)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
Net investment gains (losses)....  $  (651) $  (272) $  (497) $(65) $ 15  $ 10  $  (716) $  (257) $  (487)
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======



--------

   (1) Other than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $451 million, $30 million and $41 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$268 million of financial services industry securities holdings, comprised of $225 million of fixed maturity securities and $43 million of equity securities.

     Overall of the $396 million of fixed maturity securities writedowns in 2008, $225 million were on financial services industry securities holding; $56 million were on communication and consumer industries holdings; $80 million were on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) and below investment grade commercial mortgage-backed holding; and $35 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $55 million of writedowns on equity securities in 2008, are $43 million related to the financial industry holdings (of which $9 million related to financial services industry non-redeemable preferred securities) and $12 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,455   $2,803   $2,719
Equity securities...................................      44       45       17
Trading securities..................................     (19)      --       --
Mortgage and consumer loans.........................     255      263      182
Policy loans........................................      64       53       52
Real estate and real estate joint ventures..........      11       81       29
Other limited partnership interests.................     (69)     164      238
Cash, cash equivalents and short-term investments...      67      104      137
International joint ventures........................      (4)      (4)      (5)
Other...............................................      (3)      11       13
                                                      ------   ------   ------
  Total investment income...........................   2,801    3,520    3,382
Less: Investment expenses...........................     307      627      543
                                                      ------   ------   ------
  Net investment income.............................  $2,494   $2,893   $2,839
                                                      ======   ======   ======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $69 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     Affiliated investment expenses, included in the table above, were $32 million, $36 million and $32 million for the years ended December 31, 2008, 2007 and 2006 respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned Securities with a cost or amortized cost of $5.6 billion and $9.9 billion and an estimated fair value of $6.3 billion and $9.8 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $6.4 billion and $10.1 billion at December 31, 2008 and 2007, respectively. Of this $6.4 billion of cash collateral at December 31, 2008, $1.2 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $4,284 million and $901 million, respectively, were due within 30 days and 60 days. Of the $1.2 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $1.1 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $5.0 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $153 million and $40 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 and 2007, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair market value of $23 million and $22 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities.

     The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston of $1,284 million and $901 million at December 31, 2008 and 2007, respectively. The nature of these Federal Home Loan Bank arrangements are described in Note 6.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  TRADING SECURITIES

     During 2008, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products. Trading securities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008, trading securities at estimated fair value were $232 million.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities included within net investment income totaled ($19) million for the year ended December 31, 2008. Included within unrealized gains (losses) on such trading securities are changes in estimated fair value of ($21) million for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,301     73.4%   $3,125     70.8%
Agricultural mortgage loans...................   1,185     26.4     1,265     28.7
Consumer loans................................       7      0.2        22      0.5
                                                ------    -----    ------    -----
  Total.......................................   4,493    100.0%    4,412    100.0%
                                                          =====              =====
Less: Valuation allowances....................      46                  8
                                                ------             ------
  Total mortgage and consumer loans...........  $4,447             $4,404
                                                ======             ======



     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 26%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, New York and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $3,301 million and $3,125 million or 73.4% and 70.8%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances, commercial mortgage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans were $3,257 million and $3,118 million, respectively at December 31, 2008 and 2007, respectively and their diversity across geographic regions and property types is shown below at:

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
REGION
South Atlantic................................   $  842     25.9%   $  874     28.0%
Pacific.......................................      753     23.1       634     20.3
Middle Atlantic...............................      516     15.8       487     15.6
New England...................................      412     12.6       417     13.4
West South Central............................      264      8.1       216      6.9
East North Central............................      152      4.7       166      5.3
East South Central............................      130      4.0       139      4.5
Mountain......................................       67      2.1        68      2.2
International.................................       59      1.8        62      2.0
West North Central............................       22      0.7        50      1.6
Other.........................................       40      1.2         5      0.2
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====
PROPERTY TYPE
Office........................................   $1,188     36.5%   $1,013     32.5%
Retail........................................      760     23.3       630     20.2
Apartments....................................      553     17.0       572     18.4
Hotel.........................................      396     12.2       484     15.5
Industrial....................................      151      4.6       172      5.5
Other.........................................      209      6.4       247      7.9
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====



     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $  8      $ 6      $ 9
Additions............................................      75        7        3
Deductions...........................................     (37)      (5)      (6)
                                                         ----      ---      ---
Balance at December 31,..............................    $ 46      $ 8      $ 6
                                                         ====      ===      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $24    $65
Impaired loans without valuation allowances..................     2      2
                                                                ---    ---
  Subtotal...................................................    26     67
Less: Valuation allowances on impaired loans.................    24      4
                                                                ---    ---
  Impaired loans.............................................   $ 2    $63
                                                                ===    ===



     The average investment in impaired loans was $42 million, $21 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $1 million, $3 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     There was no investment in restructured loans at December 31, 2008. The investment in restructured loans was less than $1 million at December 31, 2007. There was no interest income recognized on restructured loans for the year ended December 31, 2008. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006.

     There was no gross interest income that would have been recorded in accordance with the original terms of such loans at December 31, 2008. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006.

     There was no mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing at December 31, 2008. Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million at December 31, 2007. There was no mortgage and consumer loans on which interest is no longer accrued at December 31, 2008 and 2007. Mortgage and consumer loans in foreclosure were $1 million at December 31, 2008. There was no mortgage and consumer loans in foreclosure at December 31, 2007.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Real estate.................................................  $ 86   $ 86
Accumulated depreciation....................................   (16)   (11)
                                                              ----   ----
Net real estate.............................................    70     75
Real estate joint ventures..................................   538    466
                                                              ----   ----
  Total real estate holdings................................  $608   $541
                                                              ====   ====



     Related depreciation expense on real estate was $5 million, $8 million and less than $1 million for the years ended December 31, 2008, 2007 and 2006 respectively. There was no depreciation expense related to discontinued operations for both years ended December 31, 2008 and 2007. Depreciation expense related to discontinued operations was less than $1 million for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not own real estate held-for-sale for the years ended December 31, 2008 and 2007. The carrying value of non-income producing real estate was $1 million at both December 31, 2008 and 2007. The Company did not own real estate acquired in satisfaction of debt during the years ended December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States and at December 31, 2008, 25%, 18% and 17% were located in California, New York, and Georgia, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................   $252      41.5%    $231      42.7%
Real estate investment funds..................    138      22.7      111      20.5
Apartments....................................    100      16.4       87      16.1
Land..........................................     32       5.3       18       3.3
Retail........................................     17       2.8       20       3.7
Agriculture...................................     14       2.3       19       3.5
Other.........................................     55       9.0       55      10.2
                                                 ----     -----     ----     -----
  Total real estate holdings..................   $608     100.0%    $541     100.0%
                                                 ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $340 million and $433 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($69) million, $164 million and $238 million and included ($117) million, $16 million and $30 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $233 million for the year ended 2008, due to volatility in the equity and credit markets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $2,258     98.3%   $1,404     97.2%
Joint venture investment......................       31      1.3        18      1.2
Tax credit partnerships.......................        4      0.2        --       --
Other.........................................        4      0.2        23      1.6
                                                 ------    -----    ------    -----
Total.........................................   $2,297    100.0%   $1,445    100.0%
                                                 ======    =====    ======    =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                            DECEMBER 31, 2008
                                                        ------------------------
                                                                       MAXIMUM
                                                         CARRYING    EXPOSURE TO
                                                        AMOUNT (1)     LOSS (2)
                                                        ----------   -----------
                                                              (IN MILLIONS)
Fixed maturity securities, available-for-sale (3)
  Foreign corporate securities........................    $  152        $  152
  U.S. Treasury/agency securities.....................       182           182
Real estate joint ventures (4)........................        41            41
Other limited partnership interests (4)...............       672         1,060
                                                          ------        ------
Total.................................................    $1,047        $1,435
                                                          ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1.6 billion and $582 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $10 million, $25 million and $29 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................    $ 27     $628     $164
Amortized cost of assets transferred to affiliates...    $ 23     $629     $164
Net investment gains (losses) recognized on
  transfers..........................................    $  4     $ (1)    $ --
Estimated fair value of assets transferred from
  affiliates.........................................    $230     $836     $ 89


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                             CURRENT MARKET                    CURRENT MARKET
                                              OR FAIR VALUE                     OR FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Interest rate swaps..........   $ 7,074   $  736       $347       $12,437   $  336       $144
Interest rate floors.........    12,071      494         --        12,071      159         --
Interest rate caps...........     3,513        1         --        10,715        7         --
Financial futures............     1,434        4         16           881        2          5
Foreign currency swaps.......     3,771      699        219         3,716      788         97
Foreign currency forwards....        92       --          9           167        2         --
Options......................       813      248         --         1,004       85          1
Financial forwards...........     1,289       57          8         2,330       20         --
Credit default swaps.........       648       19          8         1,013        5          3
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                                -------------------------------------------------------------
                                                             AFTER FIVE
                                           AFTER ONE YEAR      YEARS
                                ONE YEAR    THROUGH FIVE    THROUGH TEN     AFTER
                                 OR LESS        YEARS          YEARS      TEN YEARS    TOTAL
                                --------   --------------   -----------   ---------   -------
                                                        (IN MILLIONS)
Interest rate swaps...........   $1,235        $3,567         $ 1,367       $  905    $ 7,074
Interest rate floors..........    2,551            --           9,520           --     12,071
Interest rate caps............       10         3,503              --           --      3,513
Financial futures.............    1,434            --              --           --      1,434
Foreign currency swaps........    1,072         1,711             737          251      3,771
Foreign currency forwards.....       92            --              --           --         92
Options.......................       88           214             511           --        813
Financial forwards............       --           519             563          207      1,289
Credit default swaps..........       20           471             157           --        648
                                 ------        ------         -------       ------    -------
  Total.......................   $6,502        $9,985         $12,855       $1,363    $30,705
                                 ======        ======         =======       ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the first quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index options within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value...................   $   845   $   68       $161       $   651   $   20       $  3
Cash flow....................       486       91         --           486       85          3
Non-qualifying...............    29,374    2,099        446        43,197    1,299        244
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income..............................     $(2)     $--      $--
  Interest credited to policyholder account
     balances........................................       6       (6)      (9)
Non-qualifying hedges:
  Net investment gains (losses)......................      43       82       73
                                                          ---      ---      ---
  Total..............................................     $47      $76      $64
                                                          ===      ===      ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Changes in the fair value of derivatives.............    $(87)    $ 18      $(1)
Changes in the fair value of the items hedged........      86      (20)       2
                                                         ----     ----      ---
Net ineffectiveness of fair value hedging
  activities.........................................    $ (1)    $ (2)     $ 1
                                                         ====     ====      ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

     The following table presents the components of other comprehensive loss, before income tax, related to cash flow hedges:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Other comprehensive loss balance at January 1,.....    $(13)    $ (9)    $ (2)
Gains deferred in other comprehensive loss on the
  effective portion of cash flow hedges............       9       39       41
Amounts reclassified to net investment gains
  (losses).........................................      24      (43)     (48)
                                                       ----     ----     ----
Other comprehensive income (loss) balance at
  December 31,.....................................    $ 20     $(13)    $ (9)
                                                       ====     ====     ====



     At December 31, 2008, $1 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive loss is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) financial forwards to buy and sell securities; and (viii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................    $514     $112      $16

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders..................  $2,062   $382
  Call options in equity securities........................     (36)    --
                                                             ------   ----
     Net embedded derivatives within asset host contracts..  $2,026   $382
                                                             ======   ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders.................  $1,432   $257
  Other....................................................     (27)    --
                                                             ------   ----
     Net embedded derivatives within liability host
       contracts...........................................  $1,405   $257
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses) (1)....................    $436     $116      $85


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $738 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 16 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $1,464 million and $370 million, respectively. This

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $215 million and $526 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008 and 2007, none of the collateral had been sold or repledged.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2007, the Company did not provide any securities collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $26 million and $25 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 the Company provided cash collateral for exchange-traded futures of $33 million which is included in premiums and other receivables. At December 31, 2007 the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                             FAIR VALUE OF       MAXIMUM AMOUNT OF          WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT     FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS       CREDIT DEFAULT SWAPS (2)   TO MATURITY (3)
---------------------------------------     --------------   ------------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                  $ 25                   5.0
  Credit default swaps referencing
     indices..............................         (2)                  222                   4.0
                                                  ---                  ----
     Subtotal.............................         (2)                  247                   4.1
                                                  ---                  ----
Baa
  Single name credit default swaps
     (corporate)..........................         --                    10                   5.0
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    10                   5.0
                                                  ---                  ----
Ba
  Single name credit default swaps
     (corporate)..........................         (1)                   20                   0.7
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         (1)                   20                   0.7
                                                  ---                  ----
B
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
In or near default
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
                                                  $(3)                 $277                   3.9
                                                  ===                  ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based upon weighted average notional amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2006..........................  $1,496   $3,418   $4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     236      252      488
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (10)      46       36
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     432      308      740
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (18)      (9)     (27)
                                                      ------   ------   ------
Balance at December 31, 2007........................   2,252    2,696    4,948
  Capitalizations...................................     835       --      835
                                                      ------   ------   ------
       Subtotal.....................................   3,087    2,696    5,783
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     190       35      225
     Other expenses.................................     504      434      938
                                                      ------   ------   ------
       Total amortization...........................     694      469    1,163
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........    (389)    (434)    (823)
  Less: Other.......................................       3       --        3
                                                      ------   ------   ------
Balance at December 31, 2008........................  $2,779   $2,661   $5,440
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $280 million in 2009, $274 million in 2010, $251 million in 2011, $223 million in 2012, and $187 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses which are the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2008     2007     2008     2007     2008     2007
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Individual:
  Traditional life.....................  $  172   $  111   $   52   $   57   $  224   $  168
  Variable & universal life............   1,179      798      851      981    2,030    1,779
  Annuities............................   1,416    1,335    1,755    1,648    3,171    2,983
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................   2,767    2,244    2,658    2,686    5,425    4,930
                                         ------   ------   ------   ------   ------   ------
Institutional:
  Group life...........................       5        6        2        9        7       15
  Retirement & savings.................      --       --        1        1        1        1
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................       5        6        3       10        8       16
                                         ------   ------   ------   ------   ------   ------
Corporate & Other......................       7        2       --       --        7        2
                                         ------   ------   ------   ------   ------   ------
Total..................................  $2,779   $2,252   $2,661   $2,696   $5,440   $4,948
                                         ======   ======   ======   ======   ======   ======



5.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at the beginning of the period,................  $953   $953   $924
Contribution from MetLife..............................    --     --     29
                                                         ----   ----   ----
Balance at the end of the period,......................  $953   $953   $953
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Individual:
  Traditional life..........................................  $ 12   $ 12
  Variable & universal life.................................     1      1
  Annuities.................................................   218    218
  Other.....................................................     5      5
                                                              ----   ----
     Subtotal...............................................   236    236
                                                              ----   ----
Institutional:
  Group life................................................     3      3
  Retirement & savings......................................   304    304
  Non-medical health & other................................     5      5
                                                              ----   ----
     Subtotal...............................................   312    312
                                                              ----   ----
Corporate & Other (1).......................................   405    405
                                                              ----   ----
Total.......................................................  $953   $953
                                                              ====   ====



--------

   (1) The allocation of the goodwill to the reporting units was performed at the time of the respective acquisition. The $405 million of goodwill within Corporate & Other represents the excess of the amounts MetLife paid to acquire subsidiaries and other businesses over the estimated fair value of their net assets at the date of acquisition. For purposes of goodwill impairment testing at December 31, 2008 and 2007, $405 million of Corporate & Other goodwill has been attributed to the Institutional and Individual segment reporting units. The Individual segment was attributed $210 million, (traditional life -- $23 million, variable & universal life -- $11 million and annuities -- $176 million) and the Institutional segment was attributed $195 million (group life -- $2 million, retirement & savings -- $186 million, and non-medical health & other -- $7 million) at both December 31, 2008 and 2007.

     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data at June 30, 2008. Such tests indicated that goodwill was not impaired at September 30, 2008. Current economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2008      2007      2008      2007     2008     2007
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Institutional
  Group life........................  $   208   $   220   $ 1,045   $   763   $    5   $    5
  Retirement & savings..............   12,042    12,040    11,511    12,780       --       --
  Non-medical health & other........      294       303        --        --        2        2
Individual
  Traditional Life..................      944       921        --        --       55       50
  Variable & universal life.........      678       575     5,456     4,995    1,791    1,496
  Annuities.........................    1,215       944    18,905    15,058       30       36
  Other.............................       --        --        72        47       --       --
Corporate & Other (1)...............    4,832     4,573       186       172      202      188
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $20,213   $19,576   $37,175   $33,815   $2,085   $1,777
                                      =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $232     $237     $ 72
Contribution of VODA from MetLife....................      --       --      167
Amortization.........................................      (8)      (5)      (2)
                                                         ----     ----     ----
Balance at December 31,..............................    $224     $232     $237
                                                         ====     ====     ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $9 million in 2009, $11 million in 2010, $13 million in 2011, $15 million in 2012 and $16 million in 2013.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $403     $330     $218
Capitalization.......................................     111      124      129
Amortization.........................................     (92)     (51)     (17)
                                                         ----     ----     ----
Balance at December 31,..............................    $422     $403     $330
                                                         ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $35.9 billion and $53.9 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $893 million, $947 million and $800 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively and repaid $678 million and $616 million, respectively, of GICs under this program. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. Accordingly, at December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $4.2 billion and $5.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $189 million, $230 million and $163 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2008 and 2007, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $526 million and $726 million at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and were included in short-term debt. These advances and the advances on funding agreements are collateralized by residential mortgage-backed securities with estimated fair values of $1,284 million and $901 million at December 31, 2008 and 2007, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance at January 1,................................  $ 612   $ 551   $ 512
  Less: Reinsurance recoverables.....................   (463)   (403)   (373)
                                                       -----   -----   -----
Net balance at January 1,............................    149     148     139
                                                       -----   -----   -----
Incurred related to:
  Current year.......................................      8      32      29
  Prior years........................................    (29)     (5)      4
                                                       -----   -----   -----
                                                         (21)     27      33
                                                       -----   -----   -----
Paid related to:
  Current year.......................................     (2)     (2)     (2)
  Prior years........................................    (24)    (24)    (22)
                                                       -----   -----   -----
                                                         (26)    (26)    (24)
                                                       -----   -----   -----
Net balance at December 31,..........................    102     149     148
  Add: Reinsurance recoverables......................    589     463     403
                                                       -----   -----   -----
  Balance at December 31,............................  $ 691   $ 612   $ 551
                                                       =====   =====   =====



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $29 million and $5 million for the years ended December 31, 2008 and 2007, respectively and increased by $4 million for the year ended December 31, 2006. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2008                             2007
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........     $   9,721             N/A        $  11,337             N/A
Net amount at risk (2)..........     $   2,813 (3)         N/A        $      33 (3)         N/A
Average attained age of
  contractholders...............      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  27,572       $  13,217        $  41,515       $  16,143
Net amount at risk (2)..........     $   9,876 (3)   $   6,323 (4)    $   1,692 (3)   $     245 (4)
Average attained age of
  contractholders...............      58 years        61 years         56 years        61 years



                                                               DECEMBER 31,
                                                        -------------------------
                                                           2008           2007
                                                        ----------     ----------
                                                         SECONDARY      SECONDARY
                                                        GUARANTEES     GUARANTEES
                                                        ----------     ----------
                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)..........   $   2,917      $   2,797
Net amount at risk (2)................................   $  43,237 (3)  $  38,621 (3)
Average attained age of policyholders.................    58 years       57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                              (IN MILLIONS)
Balance at January 1, 2006.............     $  3           $ --            $  9        $ 12
Incurred guaranteed benefits...........       --             --              22          22
Paid guaranteed benefits...............       (3)            --              --          (3)
                                            ----           ----            ----        ----
Balance at December 31, 2006...........       --             --              31          31
Incurred guaranteed benefits...........        6             28              34          68
Paid guaranteed benefits...............       (4)            --              --          (4)
                                            ----           ----            ----        ----
Balance at December 31, 2007...........        2             28              65          95
Incurred guaranteed benefits...........       24            121              43         188
Paid guaranteed benefits...............      (14)            --              --         (14)
                                            ----           ----            ----        ----
Balance at December 31, 2008...........     $ 12           $149            $108        $269
                                            ====           ====            ====        ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $158 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $21,738   $40,608
  Balanced..............................................    6,971     4,422
  Bond..................................................    2,280     2,307
  Money Market..........................................    1,715     1,265
  Specialty.............................................      228       395
                                                          -------   -------
     Total..............................................  $32,932   $48,997
                                                          =======   =======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance, however, under the new

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for certain new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures the risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. The Company enters into similar agreements for new or in-force business depending on market conditions.

     Effective July 1, 2000, the Company reinsured 90% of its individual LTC insurance business with General Electric Capital Assurance Company (renamed Genworth Life Insurance Company) and its affiliate, GE Capital Life Assurance Company of New York (renamed Genworth Life Insurance Company of New York), through two indemnity reinsurance agreements. Effective July 1, 2008, the coinsurance percentages increased from 90% to 100%. The increase in the cession resulted in the payment of additional reinsurance premiums of $286 million and a ceded reinsurance recoverable of $238 million. The net cost of reinsurance of $48 million, which is the difference between the premium ceded and the ceded recoverable balance was reimbursed by Citigroup Insurance Holding Corporation ("CIHC"), pursuant to an agreement entered into in June 2005 between the Company and CIHC, related to the acquisition of the Company by MetLife. This agreement terminated on December 31, 2008. Via a general indemnity agreement also effective June 30, 2005, between MetLife and Citigroup, Inc. ("Citigroup") in connection with MetLife's acquisition of the Company, Citigroup agreed to indemnity MetLife against any future losses incurred by the Company with respect to the LTC insurance business. The direct business and the reinsurance activity of the LTC business are included in Corporate & Other.

     Included in Corporate & Other as a run-off business is the Company's workers' compensation business, which is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2008     2007     2006
                                                     -------   ------   ------
                                                           (IN MILLIONS)
PREMIUMS:
  Direct premiums..................................  $ 1,042   $  654   $  599
  Reinsurance assumed..............................       15       17       21
  Reinsurance ceded................................     (423)    (318)    (312)
                                                     -------   ------   ------
     Net premiums..................................  $   634   $  353   $  308
                                                     =======   ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees...................................  $ 1,710   $1,680   $1,480
  Reinsurance assumed..............................      197      119       84
  Reinsurance ceded................................     (529)    (388)    (296)
                                                     -------   ------   ------
     Net universal life and investment-type product
       policy fees.................................  $ 1,378   $1,411   $1,268
                                                     =======   ======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..........  $ 2,775   $1,722   $1,500
  Reinsurance assumed..............................       23       22       15
  Reinsurance ceded................................   (1,352)    (766)    (723)
                                                     -------   ------   ------
     Net policyholder benefits and claims..........  $ 1,446   $  978   $  792
                                                     =======   ======   ======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $5,347   $4,774
Deposit recoverables......................................      98       73
Claim recoverables........................................      74       52
All other recoverables....................................       7        6
                                                            ------   ------
  Total...................................................  $5,526   $4,905
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $3,296   $1,142
Deposit recoverables......................................   3,041    1,953
Claim recoverables........................................      13       38
All other recoverables....................................     197       24
                                                            ------   ------
  Total...................................................  $6,547   $3,157
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the reinsurance recoverables are $3.9 billion and $3.4 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of long-term care business originally written by the Company and $1.1 billion and $1.2 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of worker's compensation business originally written by the Company.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $3,481 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $98 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $5 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $5,196 million, or 94%, of its total unaffiliated reinsurance recoverable balance of $5,526 million at December 31, 2008. Of these reinsurance recoverable balances, $3,451 million were secured by funds held in trust as collateral and $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $173 million and $128 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in other liabilities, were $2.5 billion and $1.7 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC") and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $ 15   $ 17   $ 21
Assumed fees, included in universal life and
  investment-type product policy fees..................  $197   $119   $ 65
Assumed benefits, included in policyholder benefits and
  claims...............................................  $ 19   $ 18   $ 11
Assumed benefits, included in interest credited to
  policyholder account balances........................  $ 57   $ 53   $ 49
Assumed acquisition costs, included in other expenses..  $ 97   $ 39   $ 58
Ceded premiums.........................................  $125   $ 32   $ 21
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $352   $216   $130
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees..................  $ 38   $ --   $ --
Income from deposit contracts, included in other
  revenues.............................................  $ 83   $ 85   $ 68
Ceded benefits, included in policyholder benefits and
  claims...............................................  $321   $ 95   $ 86
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 22   $ --   $ --
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $ 75   $ 33   $ 77


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,042 million and $239 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,763 million, $276 million and ($31) million, respectively, in changes in fair value of such embedded derivatives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by MLI-USA. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by MLI-USA from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008 the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the consolidated statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policyholder funds in the consolidated balance sheet.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038..............  $  750   $ --
Surplus notes, interest rate 7.349%, due 2035..............      --    400
Surplus notes, interest rate LIBOR plus 1.15%, maturity
  date 2009................................................     200    200
Surplus notes, interest rate 5%, due upon request..........      --     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon
  request..................................................      --     10
                                                             ------   ----
Total long-term debt -- affiliated.........................     950    635
Total short-term debt......................................     300     --
                                                             ------   ----
  Total....................................................  $1,250   $635
                                                             ======   ====



     In April 2008, the Company issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X ("Trust X"), an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MLIG was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $72 million, $33 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the Company's liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, the Company did not have any short-term debt. During the year ended December 31, 2008, the weighed average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Current:
  Federal............................................    $(50)    $  9     $ 18
  State and local....................................      (2)       4       --
  Foreign............................................      --        1       --
                                                         ----     ----     ----
  Subtotal...........................................     (52)      14       18
                                                         ----     ----     ----
Deferred:
  Federal............................................    $260     $306     $212
  State and local....................................      --       --       (2)
  Foreign............................................      (5)     (17)      --
                                                         ----     ----     ----
  Subtotal...........................................     255      289      210
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................    $273     $365     $288
Tax effect of:
  Tax-exempt investment income.......................     (65)     (65)     (62)
  Prior year tax.....................................      (4)       9       (9)
  Foreign tax rate differential and change in
     valuation allowance.............................      --       (7)      12
  State tax, net of federal benefit..................      (1)       3       --
  Other, net.........................................      --       (2)      (1)
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,548   $ 1,929
  Net unrealized investment losses.......................    1,447       195
  Capital loss carryforwards.............................      269       150
  Net operating loss carryforwards.......................       94        42
  Tax credits............................................       45        20
  Operating lease reserves...............................        8        13
  Investments............................................       --        54
  Other..................................................       24        13
                                                           -------   -------
                                                             3,435     2,416
                                                           -------   -------
Deferred income tax liabilities:
  Investments, including derivatives.....................     (113)       --
  DAC and VOBA...........................................   (1,479)   (1,570)
                                                           -------   -------
                                                            (1,592)   (1,570)
                                                           -------   -------
Net deferred income tax asset............................  $ 1,843   $   846
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $214 million at December 31, 2008 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $69 million at December 31, 2008 with indefinite expiration. Capital loss carryforwards amount to $768 million at December 31, 2008 and will expire beginning in 2010. Tax credit carryforwards amount to $45 million at December 31, 2007.

     The Company has not recorded a valuation allowance against the deferred tax asset of $1,447 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, at January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits is $48 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the years ended December 31, 2008 and 2007, is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Balance at beginning of the period...........................   $53    $64
Reductions for tax positions of prior years..................    --     (2)
Additions for tax positions of current year..................     2      5
Reductions for tax positions of current year.................    (7)    (8)
Settlements with tax authorities.............................    --     (6)
                                                                ---    ---
Balance at end of the period.................................   $48    $53
                                                                ===    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to IRS rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. The defendant has filed a post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. If this motion is denied, the defendant will

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


likely file an appeal. As it is possible that the judgment could be affected during the post judgment motion practice or upon appeal, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 6    $ 8
  Premium tax offsets currently available for paid
     assessments.............................................     1      1
                                                                ---    ---
                                                                $ 7    $ 9
                                                                ===    ===
Other Liabilities:
  Insolvency assessments.....................................   $10    $17
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2009.....................................................    $ 3       $ 7
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 5
2012.....................................................    $ 3       $--
2013.....................................................    $ 3       $--
Thereafter...............................................    $77       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.6 billion and $1.4 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $231 million and $626 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $332 million and $488 million at December 31, 2008 and 2007, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2008 and 2007, the Company had agreed to fund up to $135 million and $60 million, respectively, of cash upon request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $160 million and $73 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $347 million and $434 million at December 31, 2008 and 2007, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2008 and 2007, respectively. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credits obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

     See also Note 3 for disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

     Subsequent to MetLife's acquisition of MICC on July 1, 2005, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to July 1, 2005. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the years ended December 31, 2008 and 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at December 31, 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MICC and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MICC and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     MICC, domiciled in Connecticut, and MLI-USA, domiciled in Delaware, applied to their respective state insurance regulators and were permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the minimum statutory capital requirement was reduced by $396 million and $17 million for MICC and MLI-USA, respectively, as of December 31, 2008.

     Statutory net income of MICC, a Connecticut domiciled insurer, was $242 million, $1.1 billion and $856 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.5 billion and $4.2 billion at December 31, 2008 and 2007, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MICC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MICC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MICC paid a $917 million dividend. Of that amount, $259 million was a return of capital. In the fourth quarter of 2007, MICC paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. For the year ended December 31, 2008, MICC paid a dividend of $500 million. During 2009, MICC is permitted to pay, without regulatory approval, a dividend of $714 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(5,022)  $(358)  $(434)
Income tax effect of holding gains (losses).........    1,760     122     147
  Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................      674     260     487
  Amortization of premiums and accretion of
     discounts associated with investments..........      (48)     --      60
  Income tax effect.................................     (220)    (88)   (186)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................      823      27      42
Income tax effect of allocation of holding gains to
  other policyholder amounts........................     (288)    (10)    (14)
                                                      -------   -----   -----
Net unrealized investment gains (losses), net of
  income tax........................................   (2,321)    (47)    102
Foreign currency translation adjustment.............     (166)     12      (2)
                                                      -------   -----   -----
Other comprehensive income (loss)...................  $(2,487)  $ (35)  $ 100
                                                      =======   =====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $  119   $  125   $  134
Commissions.........................................     733      633      712
Interest and debt issue costs.......................      74       35       31
Amortization of DAC and VOBA........................   1,163      740      488
Capitalization of DAC...............................    (835)    (682)    (721)
Rent, net of sublease income........................       4        5       11
Minority interest...................................      --       --       26
Insurance tax.......................................      38       44       42
Other...............................................     637      546      450
                                                      ------   ------   ------
Total other expenses................................  $1,933   $1,446   $1,173
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 4 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Affiliated Expenses

     See Notes 7, 8 and 17 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2008                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   200       $   423        $    11     $    634
Universal life and investment- type product
  policy fees...............................      1,334            41              3        1,378
Net investment income.......................      1,097         1,343             54        2,494
Other revenues..............................        214            10              6          230
Net investment gains (losses)...............        850          (518)           217          549
                                                -------       -------        -------     --------
  Total revenues............................      3,695         1,299            291        5,285
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        567           850             29        1,446
Interest credited to policyholder account
  balances..................................        702           449            (21)       1,130
Other expenses..............................      1,780            46            107        1,933
                                                -------       -------        -------     --------
  Total expenses............................      3,049         1,345            115        4,509
                                                -------       -------        -------     --------
Income (loss) from continuing operations
  before provision (benefit) for income
  tax.......................................        646           (46)           176          776
Provision (benefit) for income tax..........        224           (17)            (4)         203
                                                -------       -------        -------     --------
Net income (loss)...........................    $   422       $   (29)       $   180     $    573
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $69,335       $29,224        $13,465     $112,024
DAC and VOBA................................    $ 5,425       $     8        $     7     $  5,440
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $34,494       $ 1,398        $    --     $ 35,892
Policyholder liabilities....................    $29,146       $25,107        $ 5,220     $ 59,473
Separate account liabilities................    $34,494       $ 1,398        $    --     $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
                                                -------       -------        -------     --------
  Total revenues............................      3,108         1,334            324        4,766
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
     Total expenses.........................      2,469         1,154            100        3,723
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                          CORPORATE &
DECEMBER 31, 2006                              INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
---------------------------------------------  ----------   -------------   -----------   ------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................    $  218         $   65          $ 25      $  308
Universal life and investment- type product
  policy fees................................     1,244             24            --       1,268
Net investment income........................       985          1,449           405       2,839
Other revenues...............................       195             15             2         212
Net investment gains (losses)................      (194)          (282)          (45)       (521)
                                                 ------         ------          ----      ------
  Total revenues.............................     2,448          1,271           387       4,106
                                                 ------         ------          ----      ------
EXPENSES
Policyholder benefits and claims.............       315            450            27         792
Interest credited to policyholder account
  balances...................................       669            647            --       1,316
Other expenses...............................     1,045             16           112       1,173
                                                 ------         ------          ----      ------
  Total expenses.............................     2,029          1,113           139       3,281
                                                 ------         ------          ----      ------
Income from continuing operations before
  provision for income tax...................       419            158           248         825
Provision for income tax.....................       145             55            28         228
                                                 ------         ------          ----      ------
Net income...................................    $  274         $  103          $220      $  597
                                                 ======         ======          ====      ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Revenues from U.S. Operations were $4.9 billion for the year ended December 31, 2008, which represented 92% of consolidated revenues. Substantially all of the Company's revenues originated in the U.S. for both years ended December 31, 2007 and 2006.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs. There was no carrying value of real estate related to discontinued operations at both December 31, 2008 and 2007.

     The Company had no discontinued operations for the year ended December 31, 2008. In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt.................................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471
Commitments: (1)
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair values of affiliated long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
Assets:
  Fixed maturity securities............................              $34,846     $34,846
  Equity securities....................................              $   474     $   474
  Trading securities...................................              $   232     $   232
  Mortgage and consumer loans..........................              $ 4,447     $ 4,252
  Policy loans.........................................              $ 1,192     $ 1,296
  Real estate joint ventures (1).......................              $    92     $   103
  Other limited partnership interests (1)..............              $   189     $   247
  Short-term investments...............................              $ 3,127     $ 3,127
  Other invested assets (2)............................   $21,395    $ 2,258     $ 2,258
  Cash and cash equivalents............................              $ 5,656     $ 5,656
  Accrued investment income............................              $   487     $   487
  Premiums and other receivables (1)...................              $ 3,171     $ 2,700
  Net embedded derivatives within asset host contracts
     (3)...............................................              $ 2,062     $ 2,062
  Separate account assets..............................              $35,892     $35,892
Liabilities:
  Policyholder account balances (1)....................              $26,316     $23,937
  Short-term debt......................................              $   300     $   300
  Long-term debt -- affiliated.........................              $   950     $   671
  Payables for collateral under securities loaned and
     other transactions................................              $ 7,871     $ 7,871
  Other liabilities: (1)
     Derivative liabilities............................   $ 9,310    $   607     $   607
     Other.............................................              $   158     $   158
  Net embedded derivatives within liability host
     contracts.........................................              $ 1,405     $ 1,405
  Separate account liabilities.........................              $ 1,181     $ 1,181
Commitments: (4)
  Mortgage loan commitments............................   $   231    $    --     $   (15)
  Commitments to fund bank credit facilities and
     private corporate bond investments................   $   332    $    --     $  (101)


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint venture investments. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed investment contracts, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts that are recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity riders, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company. Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2008
                                      -----------------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT
                                                      REPORTING DATE USING
                                      ----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR      SIGNIFICANT      SIGNIFICANT
                                       IDENTICAL ASSETS    OTHER OBSERVABLE   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES         INPUTS           INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)        (LEVEL 3)    FAIR VALUE
                                      ------------------   ----------------   ------------   ----------
                                                                (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities.........        $    --             $11,830          $1,401        $13,231
  Residential mortgage-backed
     securities.....................             --               7,031              62          7,093
  Foreign corporate securities......             --               4,136             926          5,062
  U.S. Treasury/agency securities...          2,107               2,190              36          4,333
  Commercial mortgage-backed
     securities.....................             --               2,158             116          2,274
  Asset-backed securities...........             --               1,169             558          1,727
  State and political subdivision
     securities.....................             --                 633              24            657
  Foreign government securities.....             --                 459              10            469
                                            -------             -------          ------        -------
     Total fixed maturity
       securities...................          2,107              29,606           3,133         34,846
                                            -------             -------          ------        -------
  Equity securities:
  Common stock......................             40                  70               8            118
  Non-redeemable preferred stock....             --                  38             318            356
                                            -------             -------          ------        -------
     Total equity securities........             40                 108             326            474
                                            -------             -------          ------        -------
  Trading securities................            176                   6              50            232
  Short-term investments (1)........          1,171               1,952              --          3,123
  Derivative assets (2).............              4               1,928             326          2,258
  Net embedded derivatives within
     asset host contracts (3).......             --                  --           2,062          2,062
  Separate account assets (4).......         35,567                 166             159         35,892
                                            -------             -------          ------        -------
     Total assets...................        $39,065             $33,766          $6,056        $78,887
                                            =======             =======          ======        =======
LIABILITIES
  Derivative liabilities (2)........        $    16             $   574          $   17        $   607
  Net embedded derivatives within
     liability host contracts (3)...             --                  --           1,405          1,405
                                            -------             -------          ------        -------
     Total liabilities..............        $    16             $   574          $1,422        $ 2,012
                                            =======             =======          ======        =======



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g. time deposits, money market funds, etc.).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following table.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock, trading securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities, and asset-backed securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; commercial mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; interest rate swaps with

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             maturities which extend beyond the observable portion of the yield curve; credit default swaps which are priced through independent broker quotations; equity options with unobservable volatility inputs; and interest rate caps and floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          --------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              ----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                    OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2,3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- -------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $4,602         $--       $4,602       $(263)       $(1,214)        $(232)          $240       $3,133
Equity securities........       556          --          556         (48)          (110)          (72)            --          326
Trading securities.......        --          --           --          --             --            50             --           50
Net derivatives (6)......       108          --          108         266             --           (65)            --          309
Separate account assets
  (7)....................       183          --          183         (22)            --            --             (2)         159
Net embedded derivatives
  (8)....................       125          92          217         366             --            74             --          657


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $59 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                 -------------------------------------
                                                 CLASSIFICATION OF REALIZED/UNREALIZED
                                                                 GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                                 -------------------------------------
                                                     NET              NET
                                                 INVESTMENT       INVESTMENT
                                                   INCOME       GAINS (LOSSES)   TOTAL
                                                 ----------     --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities......................      $ 6             $(269)      $(263)
Equity securities..............................       --               (48)        (48)
Net derivatives................................       --               266         266
Net embedded derivatives.......................       --               366         366


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                   CHANGE IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS HELD AT DECEMBER 31,
                                                                  2008:
                                                -----------------------------------------
                                                    NET               NET
                                                INVESTMENT        INVESTMENT
                                                  INCOME        GAINS (LOSSES)      TOTAL
                                                ----------      --------------      -----
                                                              (IN MILLIONS)
Fixed maturity securities.................          $ 6              $(230)         $(224)
Equity securities.........................           --                (29)           (29)
Net derivatives...........................           --                233            233
Net embedded derivatives..................           --                353            353


  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair values based on independent broker quotations or, if the loans were in foreclosure or otherwise determined to be collateral dependent, on the value of the underlying collateral. These estimated fair values represent nonrecurring fair value measurements and were categorized as Level 3. Included within net investment gains (losses) are net impairments for mortgage loans of $24 million for the year ended December 31, 2008. There was no reported carrying value for these impaired loans remaining at December 31, 2008.

     At December 31, 2008, the Company held $6 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $5 million for the year ended December 31, 2008.

17.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $256 million, $271 million and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$177 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $108 million, $107 million and $154 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $148 million, $117 million and $100 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $442 million, $517 million and $299 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $65 million, $62 million and $38 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for the year ended December 31, 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $91 million, $90 million and $60 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $92 million and net payables to affiliates of $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

18.  QUARTERLY INFORMATION UNAUDITED

     As explained in Note 7, effective December 31, 2007 the Company, through MLI-USA, entered into an indemnity reinsurance agreement with MetLife Reinsurance Company of Vermont, an affiliated entity, under which the Company ceded, on a coinsurance funds withheld basis, 90% quota share of certain universal life and level term business written in 2007 and 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. The Company had recorded this experience refund as revenue for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008. Since the experience refund is effectively the net cost of reinsurance related to the agreement, it should have been recorded as unearned revenue and amortized over the life of the reinsurance contract. Accordingly, the Company has restated its interim

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


condensed consolidated financial statements for the three months ending March 31, 2008, June 30, 2008 and September 30, 2008 to properly reflect the unearned revenue related to the experience refund. As a result of the foregoing, the Company's net income for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008 decreased by $39 million, $33 million and $35 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below.

                                                             FOR THE THREE MONTHS ENDED
                              ---------------------------------------------------------------------------------------
                                     MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                              ---------------------------   ---------------------------   ---------------------------
                              AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                 REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                              -------------   -----------   -------------   -----------   -------------   -----------
                                                                   (IN MILLIONS)
ASSETS:
  Deferred income tax
     assets.................     $    979       $  1,000       $  1,131       $  1,170       $  1,477       $  1,534
  Total assets..............     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489
LIABILITIES:
  Other policyholder funds..     $  1,795       $  1,855       $  1,836       $  1,947       $  1,878       $  2,042
  Total liabilities.........     $117,716       $117,776       $116,155       $116,266       $110,199       $110,363
STOCKHOLDERS' EQUITY:
  Retained earnings.........     $  1,002       $    963       $  1,177       $  1,105       $  1,396       $  1,289
  Total stockholders'
     equity.................     $  7,052       $  7,013       $  6,911       $  6,839       $  6,233       $  6,126
  Total liabilities and
     stockholders' equity...     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489



                                                              FOR THE THREE MONTHS ENDED
                               ---------------------------------------------------------------------------------------
                                      MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                               ---------------------------   ---------------------------   ---------------------------
                               AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                  REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                               -------------   -----------   -------------   -----------   -------------   -----------
                                                                    (IN MILLIONS)
REVENUES:
  Premiums...................      $  155         $  149         $   65         $   61         $   90         $   84
  Universal life and
     investment-type product
     policy fees.............      $  400         $  346         $  372         $  325         $  436         $  389
  Total revenues.............      $1,228         $1,168         $1,055         $1,004         $1,281         $1,228
Income from continuing
  operations before provision
  for income tax.............      $  138         $   78         $  244         $  193         $  301         $  248
Provision for income tax.....      $   28         $    7         $   69         $   51         $   82         $   64
Income from continuing
  operations.................      $  110         $   71         $  175         $  142         $  219         $  184
Net income...................      $  110         $   71         $  175         $  142         $  219         $  184

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,407          $ 4,333        $ 4,333
     State and political subdivision
       securities.............................            880              657            657
     Foreign government securities............            454              469            469
     Public utilities.........................          2,381            2,132          2,132
     All other corporate bonds................         17,737           15,335         15,335
  Mortgage-backed and asset-backed
     securities...............................         13,263           11,094         11,094
  Redeemable preferred stock..................          1,479              826            826
                                                      -------          -------        -------
     Total fixed maturity securities..........         39,601           34,846         34,846
                                                      -------          -------        -------
Trading Securities............................            251              232            232
                                                      -------          -------        -------
Equity Securities:
Common stock:
  Industrial, miscellaneous and all other.....            122              118            118
  Non-redeemable preferred stock..............            551              356            356
                                                      -------          -------        -------
  Total equity securities.....................            673              474            474
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,447                           4,447
Policy loans..................................          1,192                           1,192
Real estate and real estate joint ventures....            608                             608
Other limited partnership interests...........          1,249                           1,249
Short-term investments........................          3,127                           3,127
Other invested assets.........................          2,297                           2,297
                                                      -------                         -------
     Total investments........................        $53,445                         $48,472
                                                      =======                         =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008           2007
                                                                -------        -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $34,567 and $41,940,
     respectively)............................................  $30,172        $41,342
  Equity securities available-for-sale, at estimated fair
     value (cost: $662 and $906, respectively)................      467            868
  Trading securities, at estimated fair value (cost: $50 and
     $0, respectively)........................................       50             --
  Mortgage and consumer loans.................................    4,060          3,999
  Policy loans................................................    1,151            874
  Real estate and real estate joint ventures held-for-
     investment...............................................      367            341
  Other limited partnership interests.........................      947            897
  Short-term investments......................................    1,539            601
  Investment in subsidiaries..................................    3,411          2,603
  Other invested assets.......................................    2,136          1,432
                                                                -------        -------
       Total investments......................................   44,300         52,957
Cash and cash equivalents.....................................    4,753          1,252
Accrued investment income.....................................      421            579
Premiums and other receivables................................    5,501          4,956
Receivables from subsidiaries.................................      348            422
Deferred policy acquisition costs and value of business
  acquired....................................................    3,344          3,129
Current income tax recoverable................................       --             78
Deferred income tax assets....................................    2,272          1,145
Goodwill......................................................      885            885
Other assets..................................................      167            169
Separate account assets.......................................   17,375         30,025
                                                                -------        -------
     Total assets.............................................  $79,366        $95,597
                                                                =======        =======
LIABILITIES AND STOCKHOLDERS' EQUITY LIABILITIES:
Future policy benefits........................................  $18,993        $19,131
Policyholder account balances.................................   28,283         28,306
Other policyholder funds......................................      415            401
Short-term debt...............................................      300             --
Long-term debt -- affiliated..................................      950            200
Current income tax payable....................................       64             --
Payables for collateral under securities loaned and other
  transactions................................................    6,983          9,543
Other liabilities.............................................    1,069            643
Separate account liabilities..................................   17,375         30,025
                                                                -------        -------
     Total liabilities........................................   74,432         88,249
                                                                -------        -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007, respectively....................       86             86
Additional paid-in capital....................................    6,719          6,719
  Retained earnings...........................................      965            892
Accumulated other comprehensive loss..........................   (2,836)          (349)
                                                                -------        -------
  Total stockholders' equity..................................    4,934          7,348
                                                                -------        -------
  Total liabilities and stockholders' equity..................  $79,366        $95,597
                                                                =======        =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums..................................................  $  110   $  177   $  219
Universal life and investment-type product policy fees....     741      841      864
Net investment income.....................................   2,226    2,588    2,528
Equity in earnings from subsidiaries......................     278      248       97
Other income..............................................      60       66       69
Net investment gains (losses).............................    (179)    (345)    (480)
                                                            ------   ------   ------
  Total revenues..........................................   3,236    3,575    3,297
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     682      741      716
Interest credited to policyholder account balances........     896    1,057    1,080
Other expenses............................................   1,006      796      694
                                                            ------   ------   ------
     Total expenses.......................................   2,584    2,594    2,490
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     652      981      807
Provision for income tax..................................      79      241      210
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    856   $  2,333   $  1,036
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    18,221     19,995     25,341
     Equity securities................................       119        172        226
     Mortgage and consumer loans......................       458      1,103        922
     Real estate and real estate joint ventures.......        15        117        128
     Other limited partnership interests..............       181        423        561
  Purchases of:
     Fixed maturity securities........................   (11,263)   (17,608)   (21,884)
     Equity securities................................       (65)      (277)       (70)
     Mortgage and consumer loans......................      (560)    (1,996)    (1,951)
     Real estate and real estate joint ventures.......       (47)      (241)       (55)
     Other limited partnership interests..............      (340)      (325)      (312)
  Net change in short-term investments................      (934)      (320)       996
  Net change in other invested assets.................       (66)      (984)       (99)
  Net change in policy loans..........................      (277)         6          1
  Other, net..........................................        --          2         (1)
                                                        --------   --------   --------
Net cash provided by investing activities.............     5,442         67      3,803
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................     3,275      2,830      2,184
     Withdrawals......................................    (4,008)    (5,330)    (5,620)
  Net change in short-term debt.......................       300         --         --
  Long-term debt issued -- affiliated.................       750        200         --
  Debt issuance costs.................................        (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions.........    (2,560)     1,288       (474)
  Financing element on certain derivative
     instruments......................................       (46)        33        (55)
  Dividends on common stock...........................      (500)      (690)      (917)
                                                        --------   --------   --------
Net cash (used in) financing activities...............    (2,797)    (1,669)    (4,882)
                                                        --------   --------   --------
Change in cash and cash equivalents...................     3,501        731        (43)
Cash and cash equivalents, beginning of year..........     1,252        521        564
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  4,753   $  1,252   $    521
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     44   $      1   $     --
                                                        ========   ========   ========
     Income tax.......................................  $    (41)  $     79   $     88
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     12   $     --
                                                        ========   ========   ========
  Contribution of other intangible assets, net of
     income tax.......................................  $     --   $     --   $    162
                                                        ========   ========   ========
  Contribution of goodwill from MetLife...............  $     --   $     --   $     28
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. As a result of this merger, all financial data included in these financial statements includes the combined financial results of MLAC and MetLife Insurance Company of Connecticut.

  BASIS OF PRESENTATION

     The condensed financial information of MICC should be read in conjunction with the Consolidated Financial Statements of MICC and subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial position and cash flows for the parent company only. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC.:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Contingencies, Commitments and Guarantees (Note 10)

     - Equity (Note 12)

2.  LONG-TERM AND SHORT-TERM DEBT

  LONG-TERM DEBT

     In April 2008, MICC issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to Trust X, an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by MICC during the fourth quarter of 2007 in the amount of $200 million. The surplus note carries an interest rate of LIBOR plus 1.15%.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense, included in other expenses, was $59 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There was no interest expense for the year ended December 31, 2006.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, there was no short-term debt. During the year ended December 31, 2008, the weighted average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

3.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Insurance Company of Connecticut has entered into a master service agreement with Metropolitan Life Insurance Company, ("MLIC") who provides administrative, accounting, legal and similar services to MetLife Insurance Company of Connecticut. MLIC charged MetLife Insurance Company of Connecticut $110 million, $114 million and $78 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of MetLife Insurance Company of Connecticut. MetLife Group charged MetLife Insurance Company of Connecticut $20 million, $27 million and $88 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MetLife Insurance Company of Connecticut $10 million, $12 million and $23 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged MetLife Insurance Company of Connecticut $135 million, $138 million and $13 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, MetLife Insurance Company of Connecticut has entered into service agreements with MDC, in which MetLife Insurance Company of Connecticut agrees to provide certain administrative services to MDC. MDC agrees to compensate MetLife Insurance Company of Connecticut for the administrative services provided in accordance with the terms of the agreements. MetLife Insurance Company of Connecticut received fee revenue of $33 million, $25 million and $5 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     MetLife Insurance Company of Connecticut has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by MetLife Insurance Company of Connecticut. Per the agreement, the net profit or loss of the Advisors is allocated to MetLife Insurance Company of Connecticut resulting in revenue of $31 million, $29 million and $15 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     See Note 2 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut for expenses related to investment advice under these agreements, recorded in net investment income.

     MetLife Insurance Company of Connecticut had net payables to affiliates of $8 million and $46 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut.

4.  SUBSEQUENT EVENT

     On February 18, 2009, MetLife Insurance Company of Connecticut contributed $25 million to MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2008
Individual...............................  $5,425         $ 4,713           $24,433         $545
Institutional............................       8          12,551            12,556           --
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
                                           $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2008
Individual...............      $1,534        $1,097          $1,269            $1,148          $632             $--
Institutional............         464         1,343           1,299                13            33               5
Corporate & Other........          14            54               8                 2           105              12
                               ------        ------          ------            ------          ----             ---
                               $2,012        $2,494          $2,576            $1,163          $770             $17
                               ======        ======          ======            ======          ====             ===
2007
Individual...............      $1,665        $1,090          $1,140            $  717          $612             $--
Institutional............          73         1,510           1,104                23            27               7
Corporate & Other........          26           293              33                --            67              25
                               ------        ------          ------            ------          ----             ---
                               $1,764        $2,893          $2,277            $  740          $706             $32
                               ======        ======          ======            ======          ====             ===
2006
Individual...............      $1,462        $  985          $  984            $  481          $564             $--
Institutional............          89         1,449           1,097                 6            10               9
Corporate & Other........          25           405              27                 1           111              25
                               ------        ------          ------            ------          ----             ---
                               $1,576        $2,839          $2,108            $  488          $685             $34
                               ======        ======          ======            ======          ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2008
Life insurance in-force.............    $226,418     $191,146    $8,800     $44,072      20.0%
                                        ========     ========    ======     =======
Insurance premium
Life insurance......................    $    779     $    181    $   15     $   613       2.4%
Accident and health.................         263          242        --          21        --%
                                        --------     --------    ------     -------
  Total insurance premium...........    $  1,042     $    423    $   15     $   634       2.4%
                                        ========     ========    ======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======



     For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively. For the year ended December 31, 2006, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $24,005 million and $14,374 million, respectively, and life insurance premiums $21 million and $21 million, respectively.

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910



MIC-Book-70-71-75                                             May 1, 2009

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2008



     (2)  Statement of Operations for the year ended December 31, 2008



     (3) Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007


     (4)  Notes to Financial Statements


(b) The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2008 and 2007



     (2) Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2008, 2007 and 2006


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
          Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the Registrant,
          MetLife Insurance Company of Connecticut and MetLife Investors Distribution
          Company. (Filed herewith.)

3(b).     Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
          to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
          5, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
          N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(d).     Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
          Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File Nos. 033-
          65343/811-07465, filed April 4, 2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
          (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
          No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement
          on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a).     Form of Variable Annuity Contract. (Incorporated herein by reference to
          Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101778, filed April 17, 2003.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement
          on Form N-4, File No. 333-101778, filed November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Insurance Company effective May
          1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD for Variable Annuities'
          Registration Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)

4(d).     Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
          Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
          5, 2006.)

4(e).     Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
          Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
          5, 2006.)

5(a).     Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
          333-101778, filed April 17, 2003.)

5(b).     Form of Variable Annuity Application. (Incorporated herein by reference to
          Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No. 033-65343,
          filed April 5, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19, 1994.
          (Incorporated herein by reference to Exhibit 6(a) to the Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
          (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration
          Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

6(c).     Certificate of Amendment of the Charter as Amended and Restated of The
          Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
          Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No.
          033-65343, filed April 5, 2006.)

7.        Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
          File No. 333-65942, filed April 15, 2003.)

8(a).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
          Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT
          Separate Account Nine for Variable Annuities' Registration Statement on Form
          N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(b).     Participation Agreement Among Met Investors Series Trust, Met Investors
          Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance
          Company and The Travelers Life and Annuity Company effective November 1, 2005.
          (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment
          No. 14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)

8(c).     Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors,
          Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company
          and Travelers Distribution LLC effective October 1, 2000 and Amendments to the
          Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Filed herewith.)

8(d).     Participation Agreement Among The Alger American Fund, The Travelers Insurance
          Company and Fred Alger & Company, Inc. effective April 23, 2003. (Filed herewith.)

8(e).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, American Funds Insurance Series, American Funds
          Distributors, Inc. and Capital Research and Management Company effective
          October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
          April 28, 2008.) (Filed herewith.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
8(f).     Participation Agreement Among The Travelers Insurance Company, Credit Suisse
          Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
          Securities effective June 8, 2003 and an Amendment to the Participation
          Agreement (effective December 10, 2004.) (Filed herewith.)

8(g).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
          I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
          2003 and Amendments to the Participation Agreement (respectively effective
          August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (Filed
          herewith.)

8(h).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
          II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
          2003 and Amendments to the Participation Agreement (respectively effective
          August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December
          28, 2004.) (Filed herewith.)

8(i).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
          Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
          Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
          Restated Participation Agreement (effective May 1, 2005.) (Filed herewith.)

8(j).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
          Amendments to the Participation Agreement (respectively effective July 1,
          2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
          2003, August 1, 2004 and April 28, 2008.) (Filed herewith.)

8(k).     Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
          Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
          Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
          LLC effective January 1, 2009. (Filed herewith.)

8(l).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors
          Distribution LLC effective May 1, 2001 and Amendments to the Participation
          Agreement (respectively effective January 31, 2002, April 23, 2003 and
          February 17, 2004.) (Filed herewith.)

8(m).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment
          Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1,
          2003 and April 28, 2008.) (Filed herewith.)

8(n).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Van Kampen Life Investment Trust, Van Kampen Funds
          Inc. and Van Kampen Asset Management effective May 1, 2005 and an Amendment to the Participation Agreement (effective April 28, 2008.) (Filed herewith.)

8(o).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
          III effective May 1, 2001 and Amendments to the Amended and Restated
          Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
          October 1, 2005, June 18, 2007 and April 28, 2008.) (Filed herewith.)

8(p).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment
          Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001,
          April 3, 2003, October 22, 2004 and September 1, 2005.) (Filed herewith.)

8(q).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Delaware VIP Trust, Delaware Management Company and
          Delaware Distributors, L.P. effective May 1, 1998 and Amendments to the
          Participation Agreement (respectively effective May 1, 2003, May 3, 2004,
          January 1, 2006 and April 28, 2008.) (Filed herewith.)

8(r).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer
          Funds, Inc. effective January 1, 2002 and Amendments to the Participation
          Agreement (respectively effective May 1, 2003, May 3, 2004, May 2, 2005 and
          April 28, 2008.) (Filed herewith.)

9.        Opinion of Counsel as to the legality of securities being registered. (Filed herewith.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
10.       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
          Firm. (Filed herewith.)

11.       Not Applicable.

12.       Not Applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James
          L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as
          signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber, Stanley
          J. Talbi, and Joseph J. Prochaska, Jr. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910



NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney           Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                 Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.      Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                 Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt           Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Elizabeth M. Forget           Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan              Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg          Vice President and Actuary
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman             Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash               Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli               Vice President
10 Park Avenue
Morristown, NJ 07962

Deirdre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler              Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis               Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Mark J. Remington             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        6


TEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2009, there were 3,464 qualified contracts and 2,444 non-qualified contracts of Pioneer Annuistar Plus; there were 3,704 qualified contracts and 2,187 non-qualified contracts of Portfolio Architect Plus; and there were 643 qualified contracts and 843 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors

Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven

General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
260 Madison Avenue            Marketing
New York, NY 10016

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson            Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                 Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
John C. Kennedy               Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza               Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza               Planners and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt           Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
260 Madison Avenue
New York, NY 10016



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $134,250,501             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut

1300 Hall Boulevard


Bloomfield, CT 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request; and



(d) To comply with and rely upon the Securities and exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.


The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 7th day of April 2009.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL

                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 7th day of April 2009.




         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

        /s/ *WILLIAM J. MULLANEY                  Director
---------------------------------------------
            (William J. Mullaney)

           /s/ *LISA M. WEBER                     Director
---------------------------------------------
               (Lisa M. Weber)




                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX




3(a)   Distribution and Principal Underwriting Agreement

8(c)   AIM Variable Insurance Funds Participation Agreement and Amendments

8(d)   The Alger American Fund Participation Agreement

8(e)   American Funds Insurance Series Participation Agreement and Amendments

8(f)   Credit Suisse Trust Participation Agreement and Amendments

8(g)   Scudder Variable Series I Participation Agreement and Amendments

8(h)   Scudder Variable Series II Participation Agreement and Amendments

8(i)   Franklin Templeton Variable Insurance Products Trust Amended and Restated
       Participation Agreement and Amendments

8(j)   Janus Aspen Series Participation Agreement and Amendments

8(k)   Legg Mason Partners Variable Equity Trust & Legg Mason Partners Variable Income
       Trust Participation Agreement

8(l)   PIMCO Variable Insurance Trust Participation Agreement and Amendments

8(m)   Pioneer Variable Contracts Trust Participation Agreement and Amendments

8(n)   Van Kampen Life Investment Trust Participation Agreement and Amendments

8(o)   Variable Insurance Product Funds Amended and Restated Participation Agreement
       and Amendments

8(p)   Dreyfus Socially Responsible Growth Fund Amended and Restated Participation
       Agreement and Amendments

8(q)   Delaware Variable Insurance Product Trust Participation Agreement and
       Amendments

8(r)   Oppenheimer Variable Account Funds Participation Agreement and Amendments

9      Opinion of Counsel

10     Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
       Firm.

13     Powers of Attorney